    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2016.

                                                             FILE NO. 333-145655

                                                                       811-10559

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 12                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 93                                                            /X/

                        HARTFORD LIFE INSURANCE COMPANY
                            SEPARATE ACCOUNT ELEVEN

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 547-5000

              (Depositor's Telephone Number, Including Area Code)

                            CHRISTOPHER M. GRINNELL
                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                               1295 STATE STREET
                        SPRINGFIELD, MASSACHUSETTS 01111

                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 2, 2016 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

HARTFORD LIFE INSURANCE COMPANY
GROUP VARIABLE ANNUITY CONTRACTS
SEPARATE ACCOUNT ELEVEN
ADMINISTERED BY MASSACHUSETTS MUTUAL
LIFE INSURANCE COMPANY


       This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.

       Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.

       You or your Employer allocate your plan Contribution to "Sub-Accounts." These are subdivisions of one of our Separate Accounts, that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.

       The underlying Funds are listed below:



-  American Century VP Balanced Fund -- Class I
-  American Century VP Income & Growth Fund -- Class I
-  American Century VP International Fund -- Class I
-  American Century VP Ultra Fund -- Class I
-  American Century VP Value Fund -- Class I
-  Calvert VP SRI Balanced Portfolio -- Class I
-  Deutsche Core Equity VIP -- Class A
-  Dreyfus VIF Appreciation Portfolio -- Initial Class
-  Dreyfus VIF Growth and Income Portfolio -- Initial Class
-  Dreyfus VIF Quality Bond Portfolio -- Initial Class
-  Fidelity(R) VIP Balanced Portfolio -- Initial Class
-  Fidelity(R) VIP Growth & Income Portfolio -- Initial Class
-  Fidelity(R) VIP Growth Opportunities Portfolio -- Initial Class
-  Fidelity(R) VIP Overseas Portfolio -- Initial Class
-  Fidelity(R) VIP Value Strategies Portfolio -- Initial Class
-  Franklin Small-Mid Cap Growth VIP Fund -- Class 1
-  Hartford Balanced HLS Fund -- Class IA
-  Hartford Capital Appreciation HLS Fund -- Class IA
-  Hartford Dividend and Growth HLS Fund -- Class IA
-  Hartford Global Growth HLS Fund -- Class IA
-  Hartford Healthcare HLS Fund -- Class IA
-  Hartford International Opportunities HLS Fund -- Class IA
-  Hartford MidCap HLS Fund -- Class IA
-  Hartford Small Company HLS Fund -- Class IA
-  Hartford Stock HLS Fund -- Class IA
-  Hartford Total Return Bond HLS Fund -- Class IA
-  Hartford Ultrashort Bond HLS Fund -- Class IA
-  Hartford U.S. Government Securities HLS Fund -- Class IA
-  HIMCO VIT Index Fund -- Class IA
-  Invesco V.I. Diversified Dividend Fund -- Series I
-  Invesco V.I. Small Cap Equity Fund -- Series I
-  Invesco V.I. Technology Fund -- Series I
-  Janus Aspen Balanced Portfolio -- Institutional Shares
-  Janus Aspen Enterprise Portfolio -- Institutional Shares
-  Janus Aspen Forty Portfolio -- Institutional Shares
-  Janus Aspen Global Research Portfolio -- Institutional Shares
-  Janus Aspen Overseas Portfolio -- Institutional Shares
-  MFS(R) Core Equity Portfolio -- Initial Class
-  MFS(R) High Yield Portfolio -- Initial Class
-  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Initial Class
-  MFS(R) Utilities Series -- Initial Class
-  Putnam VT Global Equity Fund -- Class IB
-  Putnam VT High Yield Fund -- Class IB
-  Putnam VT International Growth Fund -- Class IB
-  Putnam VT Multi-Cap Growth Fund -- Class IB
-  Putnam VT Small Cap Value Fund -- Class IB
-  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Class

        For more information on the underlying Funds see the section entitled "The Funds."

        For Contracts issued in connection with Employer-sponsored retirement programs, the contact Owner decides which Sub-Accounts described in this Prospectus are available to participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.

        Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.

        The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

        If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

        The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

        This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

        This Contract IS NOT:

-    A bank deposit or obligation

-    Federally insured

-    Endorsed by any bank or governmental agency



--------------------------------------------------------------------------------
Prospectus Dated: May 2, 2016
Statement of Additional Information Dated: May 2, 2016

                                 TABLE OF CONTENTS


SECTION                                                                                                                         PAGE
------------------------------------------------------------------------------------------------------------------  ----------------
GLOSSARY OF SPECIAL TERMS.........................................................................................                4
FEE TABLES........................................................................................................                6
SUMMARY...........................................................................................................                8
PERFORMANCE RELATED INFORMATION...................................................................................                9
HARTFORD LIFE INSURANCE COMPANY...................................................................................               10
THE SEPARATE ACCOUNT..............................................................................................               10
THE FUNDS.........................................................................................................               10
GENERAL ACCOUNT OPTION............................................................................................               16
CONTRACT CHARGES..................................................................................................               16
   Sales Charges..................................................................................................               16
   Mortality and Expense Risk and Administrative Charge...........................................................               17
   Premium Taxes..................................................................................................               17
   Experience Rating under the Contracts..........................................................................               17
   Negotiated Charges and Fees....................................................................................               18
   Charges of the Funds...........................................................................................               18
   Plan Related Expenses..........................................................................................               18
THE CONTRACTS.....................................................................................................               18
   The Contracts Offered..........................................................................................               18
   Assignments....................................................................................................               18
   Pricing and Crediting of Contributions.........................................................................               18
   May I cancel my certificate?...................................................................................               18
   May I make changes in the amounts of my Contribution?..........................................................               19
   Can you transfer from one Sub-Account to another?..............................................................               19
   What is a Sub-Account Transfer?................................................................................               19
   What Happens When you Request a Sub-Account Transfer?..........................................................               19
   What Restrictions are There on your Ability to Make a Sub-Account Transfer?....................................               19
   Fund Trading Policies..........................................................................................               20
   How are you affected by frequent Sub-Account Transfers?........................................................               21
   General Account Option Transfers...............................................................................               21
   Telephone and Internet Transfers...............................................................................               22
   Dollar Cost Averaging..........................................................................................               22
   May I request a loan from my Participant Account?..............................................................               23
   How do I know what my Participant Account is worth?............................................................               23
   How are the underlying Fund shares valued?.....................................................................               23
DEATH BENEFITS....................................................................................................               24
   Determination of the Beneficiary...............................................................................               24
   Death before the Annuity Commencement Date.....................................................................               24
   Calculation of the death benefit...............................................................................               24
   Death on or after the Annuity Commencement Date................................................................               24
SETTLEMENT PROVISIONS.............................................................................................               25
   Can payment of the Surrender value ever be postponed beyond the seven-day period?..............................               25
   May I Surrender once Annuity Payouts have started?.............................................................               25
   How do I elect an Annuity Commencement Date and Annuity Payout Option?.........................................               25
   What is the minimum amount that I may select for an Annuity Payout?............................................               26
   How are Contributions made to establish an Annuity Account?....................................................               26
   Can a Contract be suspended by a Contract Owner?...............................................................               26
   Annuity Payout Options.........................................................................................               26
   Systematic Withdrawal Option...................................................................................               27
   How are Variable Annuity Payouts determined?...................................................................               27
MORE INFORMATION..................................................................................................               28
   Can a Contract be modified?....................................................................................               28
   Can Hartford waive any rights under a Contract?................................................................               29
   How Contracts Are Sold.........................................................................................               29
   Who is the custodian of the Separate Account's assets?.........................................................               30
   Are there any material legal proceedings affecting the Separate Account?.......................................               30
   How may I get additional information?..........................................................................               31
APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS........................................................................        APP TAX-1
   A. General.....................................................................................................        APP TAX-1
   B. Taxation of Hartford and the Separate Account...............................................................        APP TAX-1
   C. Diversification of the Separate Account.....................................................................        APP TAX-1
   D. Tax Ownership of the Assets in the Separate Account.........................................................        APP TAX-2
   E. Non-Natural Persons as Owners...............................................................................        APP TAX-2
   F. Annuity Purchases by Nonresident Aliens and Foreign Corporations............................................        APP TAX-3
   G. Generation Skipping Transfer Tax............................................................................        APP TAX-3
   H. Tax-Qualified Retirement Plans..............................................................................        APP TAX-3
APPENDIX I -- ACCUMULATION UNIT VALUES............................................................................          APP I-1
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION...........................................................................

                          GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD:  The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.


ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: MassMutual Retirement Services, LLC, P.O. Box 1583, Hartford, Connecticut 06144-1583.


ANNUITANT:  The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY:  A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE:  The date we start to make Annuity payouts to you.

ANNUITY PERIOD:  The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE:  The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER:  The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

DUE PROOF OF DEATH: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US:  Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.

PARTICIPANT ACCOUNT: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity or Contributions or Contract values.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER:  Any withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.

                                 FEE TABLES

     THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").

     IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of premium payments)..................................      None
Contingent Deferred Sales Charge (as a percentage of amounts surrendered)..............................      None

     THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

CONTRACT OWNER PERIODIC EXPENSES


                                                                              BEFORE THE         AFTER THE
                                                                                ANNUITY           ANNUITY
                                                                             COMMENCEMENT      COMMENCEMENT
                                                                                 DATE              DATE
                                                                            --------------    --------------
MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (1)
     Mortality and Expense Risk and Administrative Charge................         0.70%             0.70%
     Total Separate Account Annual Expenses..............................         0.70%             0.70%

     We may eliminate or change the, Mortality and Expense Risk and Administrative Charge. (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees"). We may also deduct a charge for Premium Taxes at the time of Surrender.

     THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                                                                             Minimum    Maximum
----------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Sub-Account assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                                                     0.38%      1.49%
----------------------------------------------------------------------------------------------------------------



-----------
(1) The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating Under the Contract" and Negotiated Charges and Fees").

EXAMPLE

      THIS EXAMPLE BELOW IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR THE MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE ANY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS) OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLE DOES NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.

      THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


      THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:



                                  IF YOU SURRENDER YOUR CONTRACT                IF YOU ANNUITIZE AT THE END
MORTALITY AND EXPENSE RISK         AT THE END OF THE APPLICABLE                      OF THE APPLICABLE
AND ADMINISTRATIVE CHARGE                   TIME PERIOD                                 TIME PERIOD
--------------------------  ------------------------------------------  ------------------------------------------
                             1 YR.     3 YRS.     5 YRS.       10 YRS.   1 YR.     3 YRS.     5 YRS.       10 YRS.
                            ------     ------    --------     --------  ------     ------    --------     --------
0.70%.....................  $  224     $  692    $  1,186     $  2,545  $  224     $  692    $  1,186     $  2,545


MORTALITY AND EXPENSE RISK            IF YOU DO NOT SURRENDER
AND ADMINISTRATIVE CHARGE                  YOUR CONTRACT
--------------------------  ------------------------------------------
                             1 YR.     3 YRS.     5 YRS.       10 YRS.
                            ------     ------    ---------    --------
0.70%.....................  $  224     $  692    $   1,186    $  2,545


CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      When Contributions are credited to your Sub-Accounts, they are converted in to Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?" Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.


AVAILABLE INFORMATION

      We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

      You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.massmutual.com/govnp or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                   SUMMARY

WHAT ARE THE CONTRACTS?

      The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code. WE NO LONGER SELL THE CONTRACT. HOWEVER, WE CONTINUE TO ADMINISTER THE CONTRACT AND WE CONTINUE TO ACCEPT CONTRIBUTIONS TO EXISTING CONTRACTS.

WHAT IS THE ACCUMULATION PERIOD?

      During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

      During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT TYPE OF SALES CHARGE WILL I PAY?

      You don't pay a sales charge at the time Contributions are made to the Contract and we don't charge you a contingent deferred sales charge when you partially or fully Surrender the Contract.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

      MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

- Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge is 0.70%

- After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge is 0.70%.

IS THERE A DEDUCTION FOR PREMIUM TAXES?

      We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0 - 3.5%.

IS THERE A DEATH BENEFIT?

      We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

      You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with MassMutual, administrator of the Contract, that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

WHAT IS THE ANNUITY PERIOD?

      At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

      When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

      LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

      LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

      UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

      JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

      PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract.

      UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.



                       PERFORMANCE RELATED INFORMATION

      The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

      When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return figures reflect a deduction for all total fund operating expenses and the highest charge for mortality and expense risk and administrative undertakings, if applicable.

      A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses and the actual charge for mortality and expense risk and administrative undertakings. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

      If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk and administrative undertakings.

      We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.



                       HARTFORD LIFE INSURANCE COMPANY


      Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Hartford, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


      On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to re-insure the obligations of Hartford under the Contracts and to provide administration of the Contracts.



                            THE SEPARATE ACCOUNT

      We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:

      - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

      - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

      - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

      - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

      - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

      WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

      Separate Account Eleven was established on December 1, 2000.



                                  THE FUNDS

      The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each underlying Fund's prospectus. Before investing, you should carefully read each underlying Fund's prospectus along with this Prospectus.

     WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF ANY OF THE UNDERLYING FUNDS. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

     The investment goals of each of the funds are shown below:

SUB-ACCOUNT                                           INVESTMENT                                INVESTMENT
                                                   OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------
INSURANCE COMPANY
DEDICATED MUTUAL FUNDS:
------------------------------------------------------------------------------------------------------------------
   Janus Aspen Balanced Portfolio --     Seeks long-term capital growth,           Janus Capital Management, Inc.
     Institutional Shares                consistent with preservation of capital
                                         and balanced by current income

------------------------------------------------------------------------------------------------------------------
   Janus Aspen Enterprise Portfolio --   Seeks long-term growth of capital         Janus Capital Management, Inc.
     Institutional Shares

------------------------------------------------------------------------------------------------------------------
   Janus Aspen Forty Portfolio --        Seeks long-term growth of capital         Janus Capital Management, Inc.
     Institutional Shares

------------------------------------------------------------------------------------------------------------------
   Janus Aspen Global Research           Seeks long-term growth of capital         Janus Capital Management, Inc.
     Portfolio -- Institutional Shares

------------------------------------------------------------------------------------------------------------------
   Janus Aspen Overseas Portfolio --     Seeks long-term growth of capital         Janus Capital Management, Inc.
     Institutional Shares

------------------------------------------------------------------------------------------------------------------
   The Dreyfus Socially Responsible      The fund seeks to provide capital         The Dreyfus Corporation
     Growth Fund, Inc. -- Initial Class  growth, with current income as a secondary goal.

------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
------------------------------------------------------------------------------------------------------------------
   Invesco V.I. Diversified Dividend     Seeks long-term capital growth with       Invesco Advisers, Inc.
     Fund -- Series I                    current income as a secondary
                                         objective.

------------------------------------------------------------------------------------------------------------------
   Invesco V.I. Small Cap Equity         Seeks long-term capital growth.           Invesco Advisers, Inc.
     Fund -- Series I

------------------------------------------------------------------------------------------------------------------
   Invesco V.I. Technology Fund --       Seeks long-term capital growth.           Invesco Advisers, Inc.
     Series I

------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
------------------------------------------------------------------------------------------------------------------
   American Century VP Balanced          Long-term capital growth and current      American Century Investment
     Fund -- Class I                     income by investing approximately         Management, Inc.
                                         60% of its assets in equity securities
                                         and the remainder in bonds and other
                                         fixed-income securities

------------------------------------------------------------------------------------------------------------------
   American Century VP Income &          Seeks capital growth by investing in      American Century Investment
     Growth Fund -- Class I              common stocks. Income is a secondary      Management, Inc.
                                         objective

------------------------------------------------------------------------------------------------------------------
   American Century VP International     The fund seeks capital growth             American Century Investment
     Fund -- Class I                                                               Management, Inc.

------------------------------------------------------------------------------------------------------------------
   American Century VP Ultra             The fund seeks long-term capital          American Century Investment
     Fund -- Class I                     growth                                    Management, Inc.

------------------------------------------------------------------------------------------------------------------
   American Century VP Value             The fund seeks long-term capital          American Century Investment
     Fund -- Class I                     growth. Income is a secondary             Management, Inc.
                                         objective.

------------------------------------------------------------------------------------------------------------------

SUB-ACCOUNT                                            INVESTMENT                                INVESTMENT
                                                    OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
------------------------------------------------------------------------------------------------------------------------
   Calvert VP SRI Balanced                Seeks to achieve a competitive total      Calvert Investment Management Inc.
     Portfolio -- Class I                 return through an actively managed
                                          portfolio of stocks, bonds and money
                                          market instruments which offer
                                          income and capital growth opportunity
                                          and which satisfy the investment and
                                          social criteria

------------------------------------------------------------------------------------------------------------------------
DEUTSCHE VARIABLE SERIES I
------------------------------------------------------------------------------------------------------------------------
   Deutsche Core Equity VIP --            Long-term growth of capital, current      Deutsche Investment Management
     Class A                              income and growth of income               Americas Inc.

------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
------------------------------------------------------------------------------------------------------------------------
   Dreyfus VIF Appreciation               The fund seeks long-term capital          The Dreyfus Corporation
     Portfolio -- Initial Class           growth consistent with the                Sub-advised by Fayez Sarofim & Co.
                                          preservation of capital. Its secondary
                                          goal is current income.

------------------------------------------------------------------------------------------------------------------------
   Dreyfus VIF Growth and Income          The fund seeks long-term capital          The Dreyfus Corporation
     Portfolio -- Initial Class           growth, current income and growth of
                                          income consistent with reasonable
                                          investment risk.

------------------------------------------------------------------------------------------------------------------------
   Dreyfus VIF Quality Bond               The fund seeks to maximize total          The Dreyfus Corporation
     Portfolio -- Initial Class           return, consisting of capital
                                          appreciation and current income.

------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
------------------------------------------------------------------------------------------------------------------------
   Fidelity(R) VIP Balanced Portfolio --  Seeks income and capital growth           Fidelity Management & Research
     Initial Class                        consistent with reasonable risk           Company
                                                                                    Sub-advised by FMR Co., Inc. and
                                                                                    other Fidelity affiliates

------------------------------------------------------------------------------------------------------------------------
   Fidelity(R) VIP Growth & Income        Seeks high total return through a         Fidelity Management & Research
     Portfolio -- Initial Class           combination of current income and         Company
                                          capital appreciation                      Sub-advised by FMR Co., Inc. and
                                                                                    other Fidelity affiliates

------------------------------------------------------------------------------------------------------------------------
   Fidelity(R) VIP Growth Opportunities   Seeks to provide capital growth           Fidelity Management & Research
     Portfolio -- Initial Class                                                     Company
                                                                                    Sub-advised by FMR Co., Inc. and
                                                                                    other Fidelity affiliates

------------------------------------------------------------------------------------------------------------------------
   Fidelity(R) VIP Overseas Portfolio --  Seeks long-term growth of capital         Fidelity Management & Research
     Initial Class                                                                  Company
                                                                                    Sub-advised by FMR Co., Inc. and
                                                                                    other Fidelity affiliates

------------------------------------------------------------------------------------------------------------------------
   Fidelity(R) VIP Value Strategies       Seeks capital appreciation                Fidelity Management & Research
     Portfolio -- Initial Class                                                     Company
                                                                                    Sub-advised by FMR Co., Inc. and
                                                                                    other Fidelity affiliates

------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------
   Franklin Small-Mid Cap Growth VIP      Long-term capital growth.                 Franklin Advisers, Inc.
     Fund -- Class 1

------------------------------------------------------------------------------------------------------------------------

SUB-ACCOUNT                                           INVESTMENT                                INVESTMENT
                                                   OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
----------------------------------------------------------------------------------------------------------------
   Hartford U.S. Government              Seeks to maximize total return while      Hartford Funds Management
     Securities HLS Fund -- Class IA     providing shareholders with a high level  Company, LLC
                                         of current income consistent with         Sub-advised by Wellington
                                         prudent investment risk                   Management Company, LLP

----------------------------------------------------------------------------------------------------------------
HARTFORD SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------
   Hartford Balanced HLS Fund --         Seeks long-term total return.             Hartford Funds Management
     Class IA                                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

----------------------------------------------------------------------------------------------------------------
   Hartford Capital Appreciation HLS     Seeks growth of capital.                  Hartford Funds Management
     Fund -- Class IA                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

----------------------------------------------------------------------------------------------------------------
   Hartford Dividend and Growth HLS      Seeks a high level of current income      Hartford Funds Management
     Fund -- Class IA                    consistent with growth of capital.        Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

----------------------------------------------------------------------------------------------------------------
   Hartford Global Growth HLS            Seeks growth of capital.                  Hartford Funds Management
     Fund -- Class IA                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

----------------------------------------------------------------------------------------------------------------
   Hartford Healthcare HLS Fund --       Seeks long-term capital appreciation.     Hartford Funds Management
     Class IA                                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

----------------------------------------------------------------------------------------------------------------
   Hartford International                Seeks long-term growth of capital.        Hartford Funds Management
     Opportunities HLS Fund --                                                     Company, LLC
     Class IA                                                                      Sub-advised by Wellington
                                                                                   Management Company, LLP

----------------------------------------------------------------------------------------------------------------
   Hartford MidCap HLS Fund --           Seeks long-term growth of capital.        Hartford Funds Management
   Class IA                                                                        Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

----------------------------------------------------------------------------------------------------------------
   Hartford Small Company HLS            Seeks growth of capital                   Hartford Funds Management
     Fund -- Class IA                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

----------------------------------------------------------------------------------------------------------------
   Hartford Stock HLS Fund --            Seeks long-term growth of capital         Hartford Funds Management
   Class IA                                                                        Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

----------------------------------------------------------------------------------------------------------------
   Hartford Total Return Bond HLS        Seeks a competitive total return, with    Hartford Funds Management
     Fund -- Class IA                    income as a secondary objective           Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

----------------------------------------------------------------------------------------------------------------
   Hartford Ultrashort Bond HLS          Seeks total return and income             Hartford Funds Management
     Fund -- Class IA                    consistent with preserving capital and    Company, LLC
                                         maintaining liquidity.                    Sub-advised by Wellington
                                                                                   Management Company, LLP

----------------------------------------------------------------------------------------------------------------

SUB-ACCOUNT                                               INVESTMENT                                INVESTMENT
                                                       OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------
HIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------
   HIMCO VIT Index Fund -- Class IA          Seeks to provide investment results       Hartford Investment Management
                                             which approximate the price and yield     Company
                                             performance of publicly traded
                                             common stocks in the aggregate.

-------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------
   MFS(R) High Yield Portfolio -- Initial    Seek total return with an emphasis on     MFS Investment Management
     Class                                   high current income, but also
                                             considering capital appreciation

-------------------------------------------------------------------------------------------------------------------------
   MFS(R) Utilities Series -- Initial Class  Seeks total return                        MFS Investment Management

-------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST II
-------------------------------------------------------------------------------------------------------------------------
   MFS(R) Core Equity Portfolio --           Seek capital appreciation                 MFS Investment Management
     Initial Class

-------------------------------------------------------------------------------------------------------------------------
   MFS(R) Massachusetts Investors            Seek capital appreciation                 MFS Investment Management
     Growth Stock Portfolio -- Initial
     Class

-------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------
   Putnam VT Global Equity Fund --           Capital appreciation                      Putnam Investment Management,
     Class IB                                                                          LLC
                                                                                       Sub-advised by Putnam Advisory
                                                                                       Company, LLC

-------------------------------------------------------------------------------------------------------------------------
   Putnam VT High Yield Fund --              High current income. Capital growth is    Putnam Investment Management,
     Class IB                                a secondary goal when consistent with     LLC
                                             achieving high current income

-------------------------------------------------------------------------------------------------------------------------
   Putnam VT International Growth            Long-term capital appreciation            Putnam Investment Management,
     Fund -- Class IB                                                                  LLC
                                                                                       Sub-advised by Putnam Advisory
                                                                                       Company, LLC

-------------------------------------------------------------------------------------------------------------------------
   Putnam VT Multi-Cap Growth                Long-term capital appreciation            Putnam Investment Management,
     Fund -- Class IB                                                                  LLC

-------------------------------------------------------------------------------------------------------------------------
   Putnam VT Small Cap Value                 Capital appreciation                      Putnam Investment Management,
     Fund -- Class IB                                                                  LLC

-------------------------------------------------------------------------------------------------------------------------

      MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

      VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

      - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

      - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

      - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

      - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

      - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

      Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

      If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

      During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

      SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

      We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.

      FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to reinsure the obligations of Hartford under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Hartford for the services provided in respect of the Contracts. Additionally, MassMutual and its affiliates are responsible for marketing and selling the Contracts and for paying sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts. We want you to know that Hartford receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. MassMutual expects to make a profit on the amount of the fees and payments that exceed MassMutual's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

      We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.

      For Example:

           As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the Fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the Fund.

           If the plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the Fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the Fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the Fund.

      You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

      Some of the Sub-Accounts available in the Contract invest in funds that are part of our own and MassMutual affiliated family of funds. In addition to any fees and payments Hartford and MassMutual may receive with respect to those funds, one or more of our and MassMutual affiliates receives compensation from the Funds, including among other things a management fee and 12b-1 fees from the Funds.

      For information on which underlying Funds pay Hartford such fees and at what level, please visit our website at www.massmutual.com/govnp or call 1-800-528-9009. Written information will be provided upon request.


      ENDORSEMENT FEES PAID BY HARTFORD: MassMutual, as administrator for the Hartford Contracts pays fees to the National Association of Police Organizations in exchange for an endorsement. As part of the endorsement, MassMutual is invited to participate in various programs, conferences and meetings offered through the organization in order to allow MassMutual to market its products and services.


      For additional information on the amount of fees and payments made by MassMutual, as administrator for the Hartford Contracts, please call 1-800-528-9009. Written information will be provided upon request.



                           GENERAL ACCOUNT OPTION

      IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

      The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

      DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

      GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

      DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

      THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.



                              CONTRACT CHARGES

      SALES CHARGES: We do not assess any contingent deferred sales charge ("Sales Charge"). This means you do not pay a Sales Charge at the time Contributions are made to the Contract and we do not charge you a Sales Charge when you partially or fully Surrender the Contract.

      MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts.

      - Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge is 0.70%.

      - After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge is 0.70%.

      The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day. We assume two types of mortality risk and an expense risk:

      MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

      MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

      EXPENSE RISK: We also bear an expense risk that any fees collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

      Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

      We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

      If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

      We may reduce the mortality and expense risk and administrative charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      PREMIUM TAXES: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.


      EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants,
(2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract,
(4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for Mortality and Expense Risk and Administrative Charges, an increase in the rate of interest credited under the Contract or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.

      NEGOTIATED CHARGES AND FEES:  The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

      CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the underlying Funds' prospectuses.

      PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford, and other plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.



                                THE CONTRACTS

      THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

      - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

      - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

      - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

      - Individual Retirement Annuity programs adopted according to Section 408 of the Code.

      It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

      ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

      PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to a Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

      If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

      Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.


      MAY I CANCEL MY CERTIFICATE?

      For certificates issued in Florida, Minnesota, North Carolina, Texas and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We may require additional information before we can cancel your certificate.

      You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

      The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.

      MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

      Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.


      CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

      During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.


      WHAT IS A SUB-ACCOUNT TRANSFER?

      A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.


      WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

      Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

      In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

      We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

      For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.


      WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT
TRANSFER?

      FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Participants to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Participant Account value more than once a Valuation Day.

      For Example:

      - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

      - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

      - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

      - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

      - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a bond fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

      SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

      We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

      The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

      The Contracts provide for a Transfer Fee of $5 that applies to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee.

      We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

      THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

FUND TRADING POLICIES

      Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

      We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

      In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

      - Certain types of financial intermediaries may not be required to provide us with shareholder information.

      - "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

      - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

      - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.

      POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

      - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

      - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

      - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

      - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.


      HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

      We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

      Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

      In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

GENERAL ACCOUNT OPTION TRANSFERS

      You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

      - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

      - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

      In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

      These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

      As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

TELEPHONE AND INTERNET TRANSFERS

      Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

      Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

      We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

      Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.

      We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.


      CYBER SECURITY

      The operation of the Contracts is highly dependent upon the effective operation of our computer systems and those of our business partners. These systems are potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the underlying Funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

      DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under either the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Ultrashort Bond HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Ultrashort Bond HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

      The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, either your General Account value or the value of your Accumulation Units under the Hartford Ultrashort Bond HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

      Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".


      MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

      During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions.

      When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan payments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.

      Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.


      HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

      Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

      There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

      Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

      To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

      The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account is calculated by dividing (a) by (b) and multiplying (c) where:

      (a) is the net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day.

      (b) is the net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day.

      (c) is the daily factor representing the mortality and expense risk and administration charge deducted from the Sub-Account, adjusted for the number of days in the Valuation Period and any other applicable charge.

      We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at www.massmutual.com/govnp.


      HOW ARE THE UNDERLYING FUND SHARES VALUED?

      The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.

                               DEATH BENEFITS

      DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.


      DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

      - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

      - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

      CALCULATION OF THE DEATH BENEFIT: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

      If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

      You may apply the death benefit payment to any one of the Annuity payout options (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (See "How are Contributions made to establish my Annuity Account?").


      DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the computed value.

                            SETTLEMENT PROVISIONS


      IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS
A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER (SEE "APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS").


      After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:


    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option (See "Annuity Payout Options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.



    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract (See "Annuity Payout Options").


    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis.


    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option (See "Systematic Withdrawal Option").



      CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?


      Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, including holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission;
(b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.



      MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

      Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period.


      HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

      A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

      The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.

      The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Appendix Tax -- Federal Tax Considerations").


      WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

      The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.


      HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

      During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.


      CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?


      A contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract (See "Can a Contract be modified?"). In this context, such modifications would have become effective on or before that anniversary.


      Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

      Upon suspension of all other contracts, Hartford will not accept future contributions.

ANNUITY PAYOUT OPTIONS:

      OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

      OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

      OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

                                          total amount applied under the option
(a)    =                                    at the Annuity Commencement Date
          ---------------------------------------------------------------------------------------------------
                                   Annuity Unit value at the Annuity Commencement Date

(b)    =   number of Annuity Units represented by each         x       number of monthly Annuity payouts made
                   monthly Annuity payout made

      The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

      OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.


      OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one lump sum to the Beneficiary unless other provisions have been made and approved by us.


- Option 5 does not involve life contingencies and does not provide any mortality guarantee.


- Surrenders are subject to the limitations set forth in the Contract and any applicable Sales Charges (See "Contract Charges").


      For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

      UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

      OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

      WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYOUT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION:

      If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply.

      Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.


      A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the Contingent Deferred Sales Charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.



      We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 (See "Appendix Tax -- Federal Tax Considerations").


      The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.


      HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

      The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

      The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payment is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.


      The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.


      Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

      The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

      The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

      Here is an example of how a Variable Annuity is determined:


                      ILLUSTRATION OF ANNUITY PAYOUTS:
           (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

A.    Net amount applied.............................................................................    $ 139,782.50
B.    Initial monthly income per $1,000 of payment applied...........................................            6.13
C.    Initial monthly payment (A x B / 1,000)........................................................    $     856.87
D.    Annuity Unit Value.............................................................................           3.125
E.    Number of monthly annuity units (C / D)........................................................         274.198
F.    Assume annuity unit value for second month equal to............................................           2.897
G.    Second monthly payment (F x E).................................................................    $     794.35
H.    Assume annuity unit value for third month equal to.............................................           3.415
I.    Third month payment (H x E)....................................................................    $     936.39

      The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.



                              MORE INFORMATION


      CAN A CONTRACT BE MODIFIED?

      Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.


      On or after the fifth anniversary of any contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the Contingent Deferred Sales Charges which are applicable at the time a Participant's Account is established under a contract, will continue to be applicable.



      We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the

Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.


      CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

      We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

      HOW CONTRACTS ARE SOLD -- Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.

      MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

      We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

      Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.


      Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract value.


COMMISSIONS


      Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract value. MMLD pays different commissions based on the Contract variation that you buy.


      Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

      Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

      Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

      Additional Payments may be used for various purposes, and may take various forms, such as:

      - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

      - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

      - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

      - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

      - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

      - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

      - Occasional meals and entertainment, tickets to sporting events and other gifts.


      As of December 31, 2015, MMLD and its affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:



      Ameriprise Financial Services, Inc., Commonwealth Equity Services, Inc., LPL Financial LLC, Merrill Lynch Life Agency Inc., Merrill Lynch, Pierce, Fenner & Smith, Inc., Morgan Stanley Smith Barney LLC, NFP Advisor Services, LLC, and NFP Insurance Services, Inc.


      Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.


      For the fiscal year ended December 31, 2015, Additional Payments for the Contracts and other group annuity contracts and funding agreements issued in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.6 million.



      WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

      Hartford is the custodian of the Separate Account's assets.


      ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE
ACCOUNT?

      There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

      HOW MAY I GET ADDITIONAL INFORMATION?


      Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:


      MassMutual Retirement Services, LLC
      P.O. Box 1583
      Hartford, CT 06144-1583


      You can also send inquiries to us electronically via the internet through our website at www.massmutual.com/govnp.

      You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

                 APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS


      WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE
CONTRACTS?

A. GENERAL

      The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

      This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

      THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.


      CIVIL UNIONS & DOMESTIC PARTNERSHIPS. Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.



      TAX REPORTING. The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.


B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

      The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

      Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

      For certain types of Contracts, the Internal Revenue Code ("Code") requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not


                                  APP TAX-1
adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

      The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

      - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

      - no more than 70% is represented by any two investments,

      - no more than 80% is represented by any three investments and

      - no more than 90% is represented by any four investments.

      In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

      A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT


      In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The U.S. Tax Court recently followed the IRS position and held that a variable contract owner would be treated for federal tax purposes as the owner of the separate account assets (Webber v. Commissioner, 14 Tax Court No. 17, June 30,
2015). The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts. The distinction between when a variable contract owner will be determined to own the separate account under the analysis of the IRS and the Tax Court can best be illustrated by the following IRS rulings.


      Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

      Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

E. NON-NATURAL PERSONS AS OWNERS

      Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable


                                  APP TAX-2
year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

      - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

      - A contract acquired by the estate of a decedent by reason of such decedent's death,

      - Certain contracts acquired with respect to tax-qualified retirement arrangements,

      - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

      - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

      A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

      Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

      The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

      Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. TAX-QUALIFIED RETIREMENT PLANS

      This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

      The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

      The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options,


                                  APP TAX-3
disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.

      The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

      We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

      In addition to "traditional" IRAs governed by Code Sections 408(a) and
(b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code
Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

      a.  TRADITIONAL IRAS

      Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

      You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

      b.  SEP IRAS

      Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above.


                                  APP TAX-4

Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

      c.  SIMPLE IRAS

      The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

      A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

      If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

      d.  ROTH IRAS

      Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN


      Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($18,000 in 2016) or 100% of the employee's "includible compensation." For participants over age 50, a special additional catch-up provision may be available ($6,000 in 2016). In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as



                                  APP TAX-5
described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

      In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")


      Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($18,000 in 2016) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($6,000 in 2016). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.


      A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

        a.   after the employee reaches age 59 1/2;

        b.   upon the employee's separation from service;

        c.   upon the employee's death or disability;

        d. in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

        e. as a qualified reservist distribution upon certain calls to active duty.

      An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

      Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.

      Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether


                                  APP TAX-6
a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


      Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, ($18,000 for 2016). The Plan may provide for additional "catch-up" contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($6,000 in 2016); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


      Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

      Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract".

      For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

      In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

      Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.



                                  APP TAX-7

      a.  PENALTY TAXES ON PREMATURE DISTRIBUTIONS

      Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

        (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

        (ii) attributable to the employee's becoming disabled under Code
             Section 72(m)(7);

        (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than
              IRAs) such a series must begin after the employee separates from service;

        (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

        (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

        (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

        (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

      In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

        (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

        (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

        (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

      If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

      For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

      b.  RMDS AND 50% PENALTY TAX

      If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

      An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

        (i)  the calendar year in which the individual attains age 70 1/2, or

        (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

      The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

        (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

        (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

      If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the


                                  APP TAX-8
life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

      If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

      The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

      The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

      In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or "QLAC"), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

      Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

      Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

      Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

      The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

      For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

      By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20%


                                  APP TAX-9
withholding) is transferred to another Plan in a "60-day rollover", the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.

      Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

      Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

      Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

      Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.



                                 APP TAX-10

                                 APPENDIX I
                          ACCUMULATION UNIT VALUES

        (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

      THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.


            MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE
                (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)



                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2015       2014       2013      2012
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP BALANCED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  16.777  $ 15.272  $       -  $      -
Accumulation unit value at end of period..................................  $  16.345  $ 16.777  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  16.498  $ 15.086  $       -  $      -
Accumulation unit value at end of period..................................  $  16.001  $ 16.498  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  16.161  $ 14.815  $  12.705  $ 11.444
Accumulation unit value at end of period..................................  $  15.635  $ 16.161  $  14.815  $ 12.705
Number of accumulation units outstanding at end of period (in thousands)..         11        13          9        11
AMERICAN CENTURY VP INCOME & GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  21.316  $ 18.947  $       -  $      -
Accumulation unit value at end of period..................................  $  20.118  $ 21.316  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  16.684  $ 14.897  $       -  $      -
Accumulation unit value at end of period..................................  $  15.675  $ 16.684  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  16.343  $ 14.629  $  10.847  $  9.519
Accumulation unit value at end of period..................................  $  15.317  $ 16.343  $  14.629  $ 10.847
Number of accumulation units outstanding at end of period (in thousands)..         20        21         17        18


                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP BALANCED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 10.941  $  9.869   $  8.606  $  10.879
Accumulation unit value at end of period..................................  $ 11.444  $ 10.941   $  9.869  $   8.606
Number of accumulation units outstanding at end of period (in thousands)..        17         5          6          6
AMERICAN CENTURY VP INCOME & GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  9.297  $  8.202   $  6.994  $  10.767
Accumulation unit value at end of period..................................  $  9.519  $  9.297   $  8.202  $   6.994
Number of accumulation units outstanding at end of period (in thousands)..        19        23         29         41




                                   APP I-1

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2015       2014       2013      2012
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  14.435  $ 15.276  $       -  $      -
Accumulation unit value at end of period..................................  $  14.544  $ 14.435  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  13.096  $ 13.923  $       -  $      -
Accumulation unit value at end of period..................................  $  13.136  $ 13.096  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  12.829  $ 13.672  $  11.248  $  9.348
Accumulation unit value at end of period..................................  $  12.836  $ 12.829  $  13.672  $ 11.248
Number of accumulation units outstanding at end of period (in thousands)..          1         1          -         -
AMERICAN CENTURY VP ULTRA FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  21.038  $ 19.127  $       -  $      -
Accumulation unit value at end of period..................................  $  22.357  $ 21.038  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  19.239  $ 17.570  $       -  $      -
Accumulation unit value at end of period..................................  $  20.354  $ 19.239  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  18.846  $ 17.254  $  12.676  $ 11.205
Accumulation unit value at end of period..................................  $  19.888  $ 18.846  $  17.254  $ 12.676
Number of accumulation units outstanding at end of period (in thousands)..         33        33         31        32
AMERICAN CENTURY VP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  19.871  $ 17.573  $       -  $      -
Accumulation unit value at end of period..................................  $  19.099  $ 19.871  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  16.842  $ 14.962  $       -  $      -
Accumulation unit value at end of period..................................  $  16.116  $ 16.842  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -


                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 10.703  $  9.514   $  7.162  $  13.072
Accumulation unit value at end of period..................................  $  9.348  $ 10.703   $  9.514  $   7.162
Number of accumulation units outstanding at end of period (in thousands)..         -         0          1          2
AMERICAN CENTURY VP ULTRA FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 11.165  $  9.685   $  7.253  $  12.481
Accumulation unit value at end of period..................................  $ 11.205  $ 11.165   $  9.685  $   7.253
Number of accumulation units outstanding at end of period (in thousands)..        34        54         57         82
AMERICAN CENTURY VP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -



                                   APP I-2

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2015       2014       2013      2012
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  16.498  $ 14.693  $  11.233  $  9.872
Accumulation unit value at end of period..................................  $  15.747  $ 16.498  $  14.693  $ 11.233
Number of accumulation units outstanding at end of period (in thousands)..         49        50         48        48
CALVERT VP SRI BALANCED PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  16.558  $ 15.108  $       -  $      -
Accumulation unit value at end of period..................................  $  16.195  $ 16.558  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  14.845  $ 13.606  $       -  $      -
Accumulation unit value at end of period..................................  $  14.454  $ 14.845  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  14.542  $ 13.361  $  11.402  $ 10.390
Accumulation unit value at end of period..................................  $  14.124  $ 14.542  $  13.361  $ 11.402
Number of accumulation units outstanding at end of period (in thousands)..         36        36         37        38
DEUTSCHE CORE EQUITY VIP
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  21.044  $ 18.819  $       -  $      -
Accumulation unit value at end of period..................................  $  22.148  $ 21.044  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  17.491  $ 15.712  $       -  $      -
Accumulation unit value at end of period..................................  $  18.325  $ 17.491  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  17.134  $ 15.430  $  11.315  $  9.838
Accumulation unit value at end of period..................................  $  17.907  $ 17.134  $  15.430  $ 11.315
Number of accumulation units outstanding at end of period (in thousands)..         11        13          5         3
DREYFUS VIF APPRECIATION PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  18.322  $ 16.951  $       -  $      -
Accumulation unit value at end of period..................................  $  17.870  $ 18.322  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -


                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  9.842  $  8.738   $  7.341  $  10.096
Accumulation unit value at end of period..................................  $  9.872  $  9.842   $  8.738  $   7.341
Number of accumulation units outstanding at end of period (in thousands)..        81        99        106        177
CALVERT VP SRI BALANCED PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 10.007  $  8.989   $  7.225  $  10.594
Accumulation unit value at end of period..................................  $ 10.390  $ 10.007   $  8.989  $   7.225
Number of accumulation units outstanding at end of period (in thousands)..        38        36         36         38
DEUTSCHE CORE EQUITY VIP
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  9.922  $  8.734   $  6.557  $  10.703
Accumulation unit value at end of period..................................  $  9.838  $  9.922   $  8.734  $   6.557
Number of accumulation units outstanding at end of period (in thousands)..         4         4          4          5
DREYFUS VIF APPRECIATION PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -



                                   APP I-3

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2015       2014       2013      2012
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  17.276  $ 16.055  $       -  $      -
Accumulation unit value at end of period..................................  $  16.774  $ 17.276  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  16.923  $ 15.767  $  13.111  $ 11.956
Accumulation unit value at end of period..................................  $  16.391  $ 16.923  $  15.767  $ 13.111
Number of accumulation units outstanding at end of period (in thousands)..          1         1          1         6
DREYFUS VIF GROWTH AND INCOME PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  20.798  $ 18.895  $       -  $      -
Accumulation unit value at end of period..................................  $  21.127  $ 20.798  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  17.386  $ 15.866  $       -  $      -
Accumulation unit value at end of period..................................  $  17.582  $ 17.386  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  17.031  $ 15.581  $  11.471  $  9.784
Accumulation unit value at end of period..................................  $  17.180  $ 17.031  $  15.581  $ 11.471
Number of accumulation units outstanding at end of period (in thousands)..          -         -          0         0
DREYFUS VIF QUALITY BOND PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  11.784  $ 11.245  $       -  $      -
Accumulation unit value at end of period..................................  $  11.589  $ 11.784  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  14.262  $ 13.672  $       -  $      -
Accumulation unit value at end of period..................................  $  13.964  $ 14.262  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  13.971  $ 13.426  $  13.732  $ 12.925
Accumulation unit value at end of period..................................  $  13.645  $ 13.971  $  13.426  $ 13.732
Number of accumulation units outstanding at end of period (in thousands)..          7         6          5        23


                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 11.045  $  9.645   $  7.925  $  11.328
Accumulation unit value at end of period..................................  $ 11.956  $ 11.045   $  9.645  $   7.925
Number of accumulation units outstanding at end of period (in thousands)..         1         0          0          0
DREYFUS VIF GROWTH AND INCOME PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 10.135  $  8.600   $  6.729  $  11.372
Accumulation unit value at end of period..................................  $  9.784  $ 10.135   $  8.600  $   6.729
Number of accumulation units outstanding at end of period (in thousands)..         0         0          0          0
DREYFUS VIF QUALITY BOND PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 12.160  $ 11.299   $  9.898  $  10.403
Accumulation unit value at end of period..................................  $ 12.925  $ 12.160   $ 11.299  $   9.898
Number of accumulation units outstanding at end of period (in thousands)..        39        16         21         28



                                   APP I-4

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2015       2014       2013      2012
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  17.129  $ 15.536  $       -  $      -
Accumulation unit value at end of period..................................  $  17.230  $ 17.129  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  17.500  $ 15.944  $       -  $      -
Accumulation unit value at end of period..................................  $  17.525  $ 17.500  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  17.143  $ 15.657  $  13.177  $ 11.532
Accumulation unit value at end of period..................................  $  17.124  $ 17.143  $  15.657  $ 13.177
Number of accumulation units outstanding at end of period (in thousands)..         82        83         80        46
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  21.394  $ 19.367  $       -  $      -
Accumulation unit value at end of period..................................  $  20.908  $ 21.394  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  17.315  $ 15.745  $       -  $      -
Accumulation unit value at end of period..................................  $  16.845  $ 17.315  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  16.961  $ 15.462  $  11.658  $  9.901
Accumulation unit value at end of period..................................  $  16.460  $ 16.961  $  15.462  $ 11.658
Number of accumulation units outstanding at end of period (in thousands)..         13        11         17        14
FIDELITY(R) VIP GROWTH OPPORTUNITIES PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  23.819  $ 21.229  $       -  $      -
Accumulation unit value at end of period..................................  $  25.155  $ 23.819  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  20.016  $ 17.920  $       -  $      -
Accumulation unit value at end of period..................................  $  21.043  $ 20.016  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -


                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 12.048  $ 10.276   $  7.293  $  11.385
Accumulation unit value at end of period..................................  $ 11.532  $ 12.048   $ 10.276  $   7.293
Number of accumulation units outstanding at end of period (in thousands)..        57        53         26         20
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  9.813  $  8.522   $  6.810  $  11.764
Accumulation unit value at end of period..................................  $  9.901  $  9.813   $  8.522  $   6.810
Number of accumulation units outstanding at end of period (in thousands)..        11        15         16         17
FIDELITY(R) VIP GROWTH OPPORTUNITIES PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -



                                   APP I-5

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2015       2014       2013      2012
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  19.607  $ 17.598  $  12.851  $ 10.819
Accumulation unit value at end of period..................................  $  20.562  $ 19.607  $  17.598  $ 12.851
Number of accumulation units outstanding at end of period (in thousands)..         20        20         21        21
FIDELITY(R) VIP OVERSEAS PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  14.468  $ 15.740  $       -  $      -
Accumulation unit value at end of period..................................  $  14.992  $ 14.468  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  11.998  $ 13.112  $       -  $      -
Accumulation unit value at end of period..................................  $  12.377  $ 11.998  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  11.753  $ 12.876  $   9.941  $  8.291
Accumulation unit value at end of period..................................  $  12.094  $ 11.753  $  12.876  $  9.941
Number of accumulation units outstanding at end of period (in thousands)..          9         9         12         5
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  20.043  $ 18.768  $       -  $      -
Accumulation unit value at end of period..................................  $  19.444  $ 20.043  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  17.516  $ 16.476  $       -  $      -
Accumulation unit value at end of period..................................  $  16.917  $ 17.516  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  17.158  $ 16.180  $  12.486  $  9.879
Accumulation unit value at end of period..................................  $  16.530  $ 17.158  $  16.180  $ 12.486
Number of accumulation units outstanding at end of period (in thousands)..         11        11         23        13
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  19.767  $ 18.341  $       -  $      -
Accumulation unit value at end of period..................................  $  19.284  $ 19.767  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -


                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 10.651  $  8.632   $  5.985  $  13.398
Accumulation unit value at end of period..................................  $ 10.819  $ 10.651   $  8.632  $   5.985
Number of accumulation units outstanding at end of period (in thousands)..        22        42         46         50
FIDELITY(R) VIP OVERSEAS PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 10.079  $  8.973   $  7.142  $  12.798
Accumulation unit value at end of period..................................  $  8.291  $ 10.079   $  8.973  $   7.142
Number of accumulation units outstanding at end of period (in thousands)..         5         4          4          3
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 10.909  $  8.675   $  5.544  $  11.431
Accumulation unit value at end of period..................................  $  9.879  $ 10.909   $  8.675  $   5.544
Number of accumulation units outstanding at end of period (in thousands)..        15        12          8          1
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -



                                   APP I-6

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2015       2014       2013      2012
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  19.232  $ 17.925  $       -  $      -
Accumulation unit value at end of period..................................  $  18.678  $ 19.232  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  18.839  $ 17.603  $  12.799  $ 11.599
Accumulation unit value at end of period..................................  $  18.251  $ 18.839  $  17.603  $ 12.799
Number of accumulation units outstanding at end of period (in thousands)..          8         8         10         9
HARTFORD BALANCED HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  13.602  $ 12.389  $       -  $      -
Accumulation unit value at end of period..................................  $  13.626  $ 13.602  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          4         4          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  16.455  $ 15.055  $       -  $      -
Accumulation unit value at end of period..................................  $  16.410  $ 16.455  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  16.118  $ 14.785  $  12.285  $ 11.044
Accumulation unit value at end of period..................................  $  16.034  $ 16.118  $  14.785  $ 12.285
Number of accumulation units outstanding at end of period (in thousands)..        192       219        225       232
HARTFORD CAPITAL APPRECIATION HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  40.658  $ 37.890  $       -  $      -
Accumulation unit value at end of period..................................  $  41.071  $ 40.658  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..        157       134          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  17.730  $ 16.598  $       -  $      -
Accumulation unit value at end of period..................................  $  17.830  $ 17.730  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  17.368  $ 16.300  $  11.802  $ 10.043
Accumulation unit value at end of period..................................  $  17.422  $ 17.368  $  16.300  $ 11.802
Number of accumulation units outstanding at end of period (in thousands)..        301       334        392       422


                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 12.243  $  9.637   $  6.742  $  11.775
Accumulation unit value at end of period..................................  $ 11.599  $ 12.243   $  9.637  $   6.742
Number of accumulation units outstanding at end of period (in thousands)..         9        16          2          2
HARTFORD BALANCED HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 10.919  $  9.806   $  7.579  $  11.246
Accumulation unit value at end of period..................................  $ 11.044  $ 10.919   $  9.806  $   7.579
Number of accumulation units outstanding at end of period (in thousands)..       246       309        337        367
HARTFORD CAPITAL APPRECIATION HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 11.416  $  9.868   $  6.822  $  12.627
Accumulation unit value at end of period..................................  $ 10.043  $ 11.416   $  9.868  $   6.822
Number of accumulation units outstanding at end of period (in thousands)..       494       569        636        665



                                   APP I-7

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2015       2014       2013      2012
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   6.918  $  6.125  $       -  $      -
Accumulation unit value at end of period..................................  $   6.838  $  6.918  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..      3,489     1,584          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  18.437  $ 16.395  $       -  $      -
Accumulation unit value at end of period..................................  $  18.141  $ 18.437  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  18.060  $ 16.101  $  12.290  $ 10.896
Accumulation unit value at end of period..................................  $  17.727  $ 18.060  $  16.101  $ 12.290
Number of accumulation units outstanding at end of period (in thousands)..         46        54         50        48
HARTFORD GLOBAL GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  10.819  $ 10.036  $       -  $      -
Accumulation unit value at end of period..................................  $  11.689  $ 10.819  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  10.785  $ 10.036  $       -  $      -
Accumulation unit value at end of period..................................  $  11.599  $ 10.785  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  10.766  $ 10.036  $       -  $      -
Accumulation unit value at end of period..................................  $  11.550  $ 10.766  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          9         5          -         -
HARTFORD HEALTHCARE HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  50.141  $ 39.359  $       -  $      -
Accumulation unit value at end of period..................................  $  56.765  $ 50.141  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  50.141  $ 20.933  $       -  $      -
Accumulation unit value at end of period..................................  $  56.765  $ 50.141  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -


                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 10.830  $  9.633   $  7.781  $  11.597
Accumulation unit value at end of period..................................  $ 10.896  $ 10.830   $  9.633  $   7.781
Number of accumulation units outstanding at end of period (in thousands)..        72        83         86        113
HARTFORD GLOBAL GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
HARTFORD HEALTHCARE HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -



                                   APP I-8

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2015       2014       2013      2012
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  26.005  $ 20.557  $  13.633  $ 11.381
Accumulation unit value at end of period..................................  $  29.235  $ 26.005  $  20.557  $ 13.633
Number of accumulation units outstanding at end of period (in thousands)..         12        27         25         4
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  13.458  $ 14.001  $       -  $      -
Accumulation unit value at end of period..................................  $  13.711  $ 13.458  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  14.622  $ 15.280  $       -  $      -
Accumulation unit value at end of period..................................  $  14.829  $ 14.622  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  14.323  $ 15.006  $  12.432  $ 10.416
Accumulation unit value at end of period..................................  $  14.490  $ 14.323  $  15.006  $ 12.432
Number of accumulation units outstanding at end of period (in thousands)..         28        28         38        49
HARTFORD MIDCAP HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  36.056  $ 32.375  $       -  $      -
Accumulation unit value at end of period..................................  $  36.632  $ 36.056  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..        357         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  21.519  $ 19.410  $       -  $      -
Accumulation unit value at end of period..................................  $  21.765  $ 21.519  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  21.080  $ 19.061  $  13.728  $ 11.575
Accumulation unit value at end of period..................................  $  21.267  $ 21.080  $  19.061  $ 13.728
Number of accumulation units outstanding at end of period (in thousands)..         64        65         35        22
HARTFORD SMALL COMPANY HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   5.081  $  4.746  $       -  $      -
Accumulation unit value at end of period..................................  $   4.664  $  5.081  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..        668         -          -         -


                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 10.560  $  9.929   $  8.148  $  11.022
Accumulation unit value at end of period..................................  $ 11.381  $ 10.560   $  9.929  $   8.148
Number of accumulation units outstanding at end of period (in thousands)..         1         4          3          3
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 12.192  $ 10.724   $  8.092  $  14.110
Accumulation unit value at end of period..................................  $ 10.416  $ 12.192   $ 10.724  $   8.092
Number of accumulation units outstanding at end of period (in thousands)..        84       102        116        145
HARTFORD MIDCAP HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 12.658  $ 10.326   $  7.940  $  12.363
Accumulation unit value at end of period..................................  $ 11.575  $ 12.658   $ 10.326  $   7.940
Number of accumulation units outstanding at end of period (in thousands)..        24        24         33         29
HARTFORD SMALL COMPANY HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -



                                   APP I-9

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2015       2014       2013      2012
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  19.939  $ 18.707  $       -  $      -
Accumulation unit value at end of period..................................  $  18.219  $ 19.939  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  19.532  $ 18.370  $  12.813  $ 11.158
Accumulation unit value at end of period..................................  $  17.803  $ 19.532  $  18.370  $ 12.813
Number of accumulation units outstanding at end of period (in thousands)..         22        37         13        15
HARTFORD STOCK HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  37.848  $ 34.004  $       -  $      -
Accumulation unit value at end of period..................................  $  38.886  $ 37.848  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  16.949  $ 15.296  $       -  $      -
Accumulation unit value at end of period..................................  $  17.336  $ 16.949  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  16.603  $ 15.021  $  11.438  $ 10.070
Accumulation unit value at end of period..................................  $  16.939  $ 16.603  $  15.021  $ 11.438
Number of accumulation units outstanding at end of period (in thousands)..        184       205        236       257
HARTFORD TOTAL RETURN BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  11.296  $ 10.668  $       -  $      -
Accumulation unit value at end of period..................................  $  11.229  $ 11.296  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..        735       379          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  14.088  $ 13.365  $       -  $      -
Accumulation unit value at end of period..................................  $  13.942  $ 14.088  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  13.800  $ 13.125  $  13.400  $ 12.548
Accumulation unit value at end of period..................................  $  13.623  $ 13.800  $  13.125  $ 13.400
Number of accumulation units outstanding at end of period (in thousands)..        125       133        135       160


                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 11.627  $  9.433   $  7.347  $  12.457
Accumulation unit value at end of period..................................  $ 11.158  $ 11.627   $  9.433  $   7.347
Number of accumulation units outstanding at end of period (in thousands)..        17        10         12         10
HARTFORD STOCK HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 10.253  $  8.994   $  6.399  $  11.331
Accumulation unit value at end of period..................................  $ 10.070  $ 10.253   $  8.994  $   6.399
Number of accumulation units outstanding at end of period (in thousands)..       274       356        350        333
HARTFORD TOTAL RETURN BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 11.810  $ 11.062   $  9.686  $  10.559
Accumulation unit value at end of period..................................  $ 12.548  $ 11.810   $ 11.062  $   9.686
Number of accumulation units outstanding at end of period (in thousands)..       149       153        141        182



                                  APP I-10

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2015       2014       2013      2012
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  11.734  $ 11.413  $       -  $      -
Accumulation unit value at end of period..................................  $  11.917  $ 11.734  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  11.402  $ 11.140  $       -  $      -
Accumulation unit value at end of period..................................  $  11.528  $ 11.402  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  11.221  $ 10.991  $  11.258  $ 10.933
Accumulation unit value at end of period..................................  $  11.317  $ 11.221  $  10.991  $ 11.258
Number of accumulation units outstanding at end of period (in thousands)..         32        36         61        76
HARTFORD ULTRASHORT BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  12.560  $ 12.548  $       -  $      -
Accumulation unit value at end of period..................................  $  12.576  $ 12.560  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..         13         7          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  10.475  $ 10.512  $       -  $      -
Accumulation unit value at end of period..................................  $  10.441  $ 10.475  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  10.261  $ 10.324  $  10.396  $ 10.469
Accumulation unit value at end of period..................................  $  10.203  $ 10.261  $  10.324  $ 10.396
Number of accumulation units outstanding at end of period (in thousands)..         50        32         54       147
HIMCO VIT INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  10.946  $ 10.091  $       -  $      -
Accumulation unit value at end of period..................................  $  11.035  $ 10.946  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..         68        66          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  10.943  $ 10.090  $       -  $      -
Accumulation unit value at end of period..................................  $  11.010  $ 10.943  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -


                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 10.498  $ 10.185   $  9.922  $  10.000
Accumulation unit value at end of period..................................  $ 10.933  $ 10.498   $ 10.185  $   9.922
Number of accumulation units outstanding at end of period (in thousands)..        66        65         79        263
HARTFORD ULTRASHORT BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 10.543  $ 10.617   $ 10.684  $  10.534
Accumulation unit value at end of period..................................  $ 10.469  $ 10.543   $ 10.617  $  10.684
Number of accumulation units outstanding at end of period (in thousands)..       155       189        213        339
HIMCO VIT INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -



                                  APP I-11

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2015       2014       2013      2012
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  10.938  $ 10.090  $       -  $      -
Accumulation unit value at end of period..................................  $  10.977  $ 10.938  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..        106       112          -         -
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  16.696  $ 14.798  $       -  $      -
Accumulation unit value at end of period..................................  $  17.041  $ 16.696  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  16.419  $ 14.619  $       -  $      -
Accumulation unit value at end of period..................................  $  16.683  $ 16.419  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  16.268  $ 14.520  $  11.159  $  9.465
Accumulation unit value at end of period..................................  $  16.488  $ 16.268  $  14.520  $ 11.159
Number of accumulation units outstanding at end of period (in thousands)..          9         7         12         2
INVESCO V.I. SMALL CAP EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  20.545  $ 20.072  $       -  $      -
Accumulation unit value at end of period..................................  $  19.412  $ 20.545  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  15.805  $ 15.510  $       -  $      -
Accumulation unit value at end of period..................................  $  14.866  $ 15.805  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  15.510  $ 15.259  $  11.178  $  9.884
Accumulation unit value at end of period..................................  $  14.552  $ 15.510  $  15.259  $ 11.178
Number of accumulation units outstanding at end of period (in thousands)..         12        14         21        20
INVESCO V.I. TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  19.022  $ 17.130  $       -  $      -
Accumulation unit value at end of period..................................  $  20.319  $ 19.022  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -


                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 10.302  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $  9.465  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         1         -          -          -
INVESCO V.I. SMALL CAP EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 10.026  $  7.855   $  6.522  $   9.561
Accumulation unit value at end of period..................................  $  9.884  $ 10.026   $  7.855  $   6.522
Number of accumulation units outstanding at end of period (in thousands)..        24         4          2          7
INVESCO V.I. TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -



                                  APP I-12

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2015       2014       2013      2012
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  16.855  $ 15.247  $       -  $      -
Accumulation unit value at end of period..................................  $  17.923  $ 16.855  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  16.511  $ 14.973  $  12.049  $ 10.903
Accumulation unit value at end of period..................................  $  17.514  $ 16.511  $  14.973  $ 12.049
Number of accumulation units outstanding at end of period (in thousands)..          6         6          8        20
JANUS ASPEN BALANCED PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  16.274  $ 14.999  $       -  $      -
Accumulation unit value at end of period..................................  $  16.375  $ 16.274  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  19.218  $ 17.792  $       -  $      -
Accumulation unit value at end of period..................................  $  19.251  $ 19.218  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  18.826  $ 17.473  $  14.644  $ 12.979
Accumulation unit value at end of period..................................  $  18.811  $ 18.826  $  17.473  $ 14.644
Number of accumulation units outstanding at end of period (in thousands)..         24        29         31        29
JANUS ASPEN ENTERPRISE PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  21.380  $ 19.001  $       -  $      -
Accumulation unit value at end of period..................................  $  22.242  $ 21.380  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  22.303  $ 19.911  $       -  $      -
Accumulation unit value at end of period..................................  $  23.097  $ 22.303  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  21.848  $ 19.553  $  14.875  $ 12.771
Accumulation unit value at end of period..................................  $  22.570  $ 21.848  $  19.553  $ 14.875
Number of accumulation units outstanding at end of period (in thousands)..         12         2          2         3


                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 11.565  $  9.600   $  6.142  $  11.146
Accumulation unit value at end of period..................................  $ 10.903  $ 11.565   $  9.600  $   6.142
Number of accumulation units outstanding at end of period (in thousands)..        11        12          7          4
JANUS ASPEN BALANCED PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 12.859  $ 11.948   $  9.558  $  11.436
Accumulation unit value at end of period..................................  $ 12.979  $ 12.859   $ 11.948  $   9.558
Number of accumulation units outstanding at end of period (in thousands)..        36        21         25         20
JANUS ASPEN ENTERPRISE PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 13.046  $ 10.439   $  7.259  $  12.988
Accumulation unit value at end of period..................................  $ 12.771  $ 13.046   $ 10.439  $   7.259
Number of accumulation units outstanding at end of period (in thousands)..         2         6          3          3



                                  APP I-13

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2015       2014       2013      2012
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN FORTY PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  19.120  $ 17.585  $       -  $      -
Accumulation unit value at end of period..................................  $  21.457  $ 19.120  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  21.043  $ 19.441  $       -  $      -
Accumulation unit value at end of period..................................  $  23.509  $ 21.043  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  20.613  $ 19.092  $  14.651  $ 11.883
Accumulation unit value at end of period..................................  $  22.971  $ 20.613  $  19.092  $ 14.651
Number of accumulation units outstanding at end of period (in thousands)..         95        94        111       119
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  16.378  $ 15.244  $       -  $      -
Accumulation unit value at end of period..................................  $  16.003  $ 16.378  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  14.802  $ 13.839  $       -  $      -
Accumulation unit value at end of period..................................  $  14.398  $ 14.802  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  14.500  $ 13.590  $  10.656  $  8.937
Accumulation unit value at end of period..................................  $  14.069  $ 14.500  $  13.590  $ 10.656
Number of accumulation units outstanding at end of period (in thousands)..         23        20         29        22
JANUS ASPEN OVERSEAS PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $   9.106  $ 10.333  $       -  $      -
Accumulation unit value at end of period..................................  $   8.324  $  9.106  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          1         1          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  12.186  $ 13.890  $       -  $      -
Accumulation unit value at end of period..................................  $  11.089  $ 12.186  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -


                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN FORTY PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 12.825  $ 12.098   $  8.326  $  15.012
Accumulation unit value at end of period..................................  $ 11.883  $ 12.825   $ 12.098  $   8.326
Number of accumulation units outstanding at end of period (in thousands)..       129       171        183        188
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 10.433  $  9.070   $  6.633  $  12.071
Accumulation unit value at end of period..................................  $  8.937  $ 10.433   $  9.070  $   6.633
Number of accumulation units outstanding at end of period (in thousands)..        23        35         38         46
JANUS ASPEN OVERSEAS PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -



                                  APP I-14

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2015       2014       2013      2012
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  11.937  $ 13.641  $  11.991  $ 10.642
Accumulation unit value at end of period..................................  $  10.835  $ 11.937  $  13.641  $ 11.991
Number of accumulation units outstanding at end of period (in thousands)..         19        23         27        29
MFS(R) CORE EQUITY PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -  $       -  $      -
Accumulation unit value at end of period..................................  $   9.574  $      -  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $       -  $      -  $       -  $      -
Accumulation unit value at end of period..................................  $   9.540  $      -  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $       -  $      -  $       -  $      -
Accumulation unit value at end of period..................................  $   9.521  $      -  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          1         -          -         -
MFS(R) HIGH YIELD PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  10.816  $ 10.521  $       -  $      -
Accumulation unit value at end of period..................................  $  10.359  $ 10.816  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  10.741  $ 10.496  $       -  $      -
Accumulation unit value at end of period..................................  $  10.242  $ 10.741  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  10.700  $ 10.482  $  10.000  $      -
Accumulation unit value at end of period..................................  $  10.177  $ 10.700  $  10.482  $      -
Number of accumulation units outstanding at end of period (in thousands)..         12        13         13         -
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $       -  $      -  $       -  $      -
Accumulation unit value at end of period..................................  $   9.707  $      -  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -


                                                                                     YEAR ENDING DECEMBER 31,
                                                                            -------------------------------------------
SUB-ACCOUNT                                                                   2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 15.799  $ 12.697   $  7.121  $  14.974
Accumulation unit value at end of period..................................  $ 10.642  $ 15.799   $ 12.697  $   7.121
Number of accumulation units outstanding at end of period (in thousands)..        31        39         31         24
MFS(R) CORE EQUITY PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -(a)
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MFS(R) HIGH YIELD PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -(b)
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -



                                  APP I-15

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2015       2014       2013      2012
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $       -  $      -  $       -  $      -
Accumulation unit value at end of period..................................  $   9.673  $      -  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $       -  $      -  $       -  $      -
Accumulation unit value at end of period..................................  $   9.654  $      -  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          3         -          -         -
MFS(R) UTILITIES SERIES
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  18.715  $ 16.602  $       -  $      -
Accumulation unit value at end of period..................................  $  15.998  $ 18.715  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  21.735  $ 19.367  $       -  $      -
Accumulation unit value at end of period..................................  $  18.496  $ 21.735  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          1         2          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  21.291  $ 19.019  $  15.892  $ 14.102
Accumulation unit value at end of period..................................  $  18.073  $ 21.291  $  19.019  $ 15.892
Number of accumulation units outstanding at end of period (in thousands)..         12        13         12        11
PUTNAM VT GLOBAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  18.010  $ 17.749  $       -  $      -
Accumulation unit value at end of period..................................  $  17.703  $ 18.010  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  13.899  $ 13.760  $       -  $      -
Accumulation unit value at end of period..................................  $  13.601  $ 13.899  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  13.615  $ 13.513  $  10.311  $  8.640
Accumulation unit value at end of period..................................  $  13.289  $ 13.615  $  13.513  $ 10.311
Number of accumulation units outstanding at end of period (in thousands)..          4         4          2         4


                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MFS(R) UTILITIES SERIES
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 13.299  $ 11.768   $  8.896  $  14.372
Accumulation unit value at end of period..................................  $ 14.102  $ 13.299   $ 11.768  $   8.896
Number of accumulation units outstanding at end of period (in thousands)..        11        11         12         11
PUTNAM VT GLOBAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  9.154  $  8.392   $  6.502  $  11.981
Accumulation unit value at end of period..................................  $  8.640  $  9.154   $  8.392  $   6.502
Number of accumulation units outstanding at end of period (in thousands)..         2         3          3          3



                                  APP I-16

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2015       2014       2013      2012
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  13.801  $ 13.589  $       -  $      -
Accumulation unit value at end of period..................................  $  13.062  $ 13.801  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  16.889  $ 16.705  $       -  $      -
Accumulation unit value at end of period..................................  $  15.913  $ 16.889  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  16.544  $ 16.405  $  15.317  $ 13.296
Accumulation unit value at end of period..................................  $  15.549  $ 16.544  $  16.405  $ 15.317
Number of accumulation units outstanding at end of period (in thousands)..         23        25         32        55
PUTNAM VT INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  13.538  $ 14.425  $       -  $      -
Accumulation unit value at end of period..................................  $  13.689  $ 13.538  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  12.256  $ 13.118  $       -  $      -
Accumulation unit value at end of period..................................  $  12.337  $ 12.256  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  12.005  $ 12.882  $  10.601  $  8.822
Accumulation unit value at end of period..................................  $  12.055  $ 12.005  $  12.882  $ 10.601
Number of accumulation units outstanding at end of period (in thousands)..         11        11         11        10
PUTNAM VT MULTI-CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  19.763  $ 17.414  $       -  $      -
Accumulation unit value at end of period..................................  $  19.706  $ 19.763  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  19.573  $ 17.325  $       -  $      -
Accumulation unit value at end of period..................................  $  19.429  $ 19.573  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -


                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 13.159  $ 11.619   $  7.791  $  10.612
Accumulation unit value at end of period..................................  $ 13.296  $ 13.159   $ 11.619  $   7.791
Number of accumulation units outstanding at end of period (in thousands)..        51       140        167         56
PUTNAM VT INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 10.821  $  9.712   $  7.068  $  12.375
Accumulation unit value at end of period..................................  $  8.822  $ 10.821   $  9.712  $   7.068
Number of accumulation units outstanding at end of period (in thousands)..        10        23         23         14
PUTNAM VT MULTI-CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -



                                  APP I-17

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2015       2014       2013      2012
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  19.364  $ 17.183  $  12.682  $ 10.938
Accumulation unit value at end of period..................................  $  19.174  $ 19.364  $  17.183  $ 12.682
Number of accumulation units outstanding at end of period (in thousands)..         29        33         18        23
PUTNAM VT SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  20.738  $ 20.050  $       -  $      -
Accumulation unit value at end of period..................................  $  19.859  $ 20.738  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  14.845  $ 14.418  $       -  $      -
Accumulation unit value at end of period..................................  $  14.152  $ 14.845  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  14.542  $ 14.158  $  10.213  $  8.754
Accumulation unit value at end of period..................................  $  13.828  $ 14.542  $  14.158  $ 10.213
Number of accumulation units outstanding at end of period (in thousands)..          8        11         28        34
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $  20.530  $ 18.096  $       -  $      -
Accumulation unit value at end of period..................................  $  19.874  $ 20.530  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $  18.957  $ 16.785  $       -  $      -
Accumulation unit value at end of period..................................  $  18.269  $ 18.957  $       -  $      -
Number of accumulation units outstanding at end of period (in thousands)..          -         -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  18.570  $ 16.484  $  12.356  $ 11.112
Accumulation unit value at end of period..................................  $  17.851  $ 18.570  $  16.484  $ 12.356
Number of accumulation units outstanding at end of period (in thousands)..          1         1          1         0

                                                                                   YEAR ENDING DECEMBER 31,
                                                                            ----------------------------------------
SUB-ACCOUNT                                                                   2011      2010       2009      2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 11.605  $ 10.261   $      -  $       -
Accumulation unit value at end of period..................................  $ 10.938  $ 11.605   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..        25        37          -          -
PUTNAM VT SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $  9.253  $  7.396   $  5.662  $   9.403
Accumulation unit value at end of period..................................  $  8.754  $  9.253   $  7.396  $   5.662
Number of accumulation units outstanding at end of period (in thousands)..        35        50         23         24
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning of period............................  $      -  $      -   $      -  $       -
Accumulation unit value at end of period..................................  $      -  $      -   $      -  $       -
Number of accumulation units outstanding at end of period (in thousands)..         -         -          -          -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning of period............................  $ 11.090  $  9.727   $  7.323  $  11.246
Accumulation unit value at end of period..................................  $ 11.112  $ 11.090   $  9.727  $   7.323
Number of accumulation units outstanding at end of period (in thousands)..         0         1          1          -



(a) MFS Core Equity Series merged into MFS Core Equity Portfolio effective March 27, 2015.



(b) MFS Investors Growth Stock Series merged into MFS Massachusetts Investors Growth Stock Portfolio effective March 27, 2015.




                                  APP I-18

                              TABLE OF CONTENTS
                                     FOR
                     STATEMENT OF ADDITIONAL INFORMATION


SECTION                                                                                                           PAGE
-------------------------------------------------------------------------------------------------------------   --------
GENERAL INFORMATION..........................................................................................          2
   Safekeeping of Assets.....................................................................................          2
   Experts...................................................................................................          2
   Non-Participating.........................................................................................          2
   Misstatement of Age or Sex................................................................................          2
   Principal Underwriter.....................................................................................          2
   Additional Payments.......................................................................................          2
PERFORMANCE RELATED INFORMATION..............................................................................          3
   Total Return for all Sub-Accounts.........................................................................          3
   Yield for Sub-Accounts....................................................................................          3
   Money Market Sub-Accounts.................................................................................          3
   Additional Materials......................................................................................          4
   Performance Comparisons...................................................................................          4
FINANCIAL STATEMENTS.........................................................................................       SA-1

      To obtain a Statement of Additional Information, complete the form below and mail to:


      MassMutual Retirement Services, LLC
      P.O. Box 1583
      Hartford, CT 06144-1583



      Please send the current Statement of Additional Information for HV-3739 to me at the following address:





  ----------------------------------------------------------------------
                                    Name



  ----------------------------------------------------------------------
                                   Address



  ----------------------------------------------------------------------
     City/State                                                Zip Code

                                     PART B

                     STATEMENT OF ADDITIONAL INFORMATION
                       HARTFORD LIFE INSURANCE COMPANY

                           SEPARATE ACCOUNT ELEVEN

                      GROUP VARIABLE ANNUITY CONTRACTS


                                   HV-3739



This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.



To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: MassMutual Retirement Services, LLC, P.O. Box 1583, Hartford, CT 06144-1583.



Date of Prospectus: May 2, 2016
Date of Statement of Additional Information: May 2, 2016


TABLE OF CONTENTS


GENERAL INFORMATION                                                                                                   2
-----------------------------------------------------------------------------------------------------------------------
      Safekeeping of Assets                                                                                           2
-----------------------------------------------------------------------------------------------------------------------
      Experts                                                                                                         2
-----------------------------------------------------------------------------------------------------------------------
      Non-Participating                                                                                               2
-----------------------------------------------------------------------------------------------------------------------
      Misstatement of Age or Sex                                                                                      2
-----------------------------------------------------------------------------------------------------------------------
      Principal Underwriter                                                                                           2
-----------------------------------------------------------------------------------------------------------------------
      Additional Payments                                                                                             2
-----------------------------------------------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                                                                       3
-----------------------------------------------------------------------------------------------------------------------
      Total Return for all Sub-Accounts                                                                               3
-----------------------------------------------------------------------------------------------------------------------
      Yield for Sub-Accounts                                                                                          3
-----------------------------------------------------------------------------------------------------------------------
      Money Market Sub-Accounts                                                                                       3
-----------------------------------------------------------------------------------------------------------------------
      Additional Materials                                                                                            4
-----------------------------------------------------------------------------------------------------------------------
      Performance Comparisons                                                                                         4
-----------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                                                               SA-1
-----------------------------------------------------------------------------------------------------------------------

2


                         HARTFORD LIFE INSURANCE COMPANY


------------------------------------------------------------------

                             GENERAL INFORMATION


SAFEKEEPING OF ASSETS


Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying Fund shares held in each of the Sub-Accounts.



EXPERTS


The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, and the statements of assets and liabilities of each of the individual sub-accounts which comprise Hartford Life Insurance Company Separate Account Eleven as of December 31, 2014, and the related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the related financial highlights in
Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are included in the Statement of Additional Information which is part of the Registration Statement and incorporated herein by reference, respectively. Such financial statements are included and incorporated, respectively in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is CityPlace1, 33rd Floor, 185 Asylum Street, Hartford Connecticut 06103-3402.



The financial statements of Hartford Life Insurance Company Separate Account Eleven as of December 31, 2015 and for the year or period then ended, included in this Statement of Additional Information, have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is One Financial Plaza, 755 Main Street, Hartford, Connecticut
06103.



NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.


MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.


PRINCIPAL UNDERWRITER

Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.


MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2015, 2014, and 2013, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.



ADDITIONAL PAYMENTS


As of December 31, 2015, MMLD (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments.

HARTFORD LIFE INSURANCE COMPANY


3


------------------------------------------------------------------

                       PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


TOTAL RETURN FOR ALL SUB-ACCOUNTS


When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts any applicable Mortality and Expense Risk and Administrative Charge, and the highest possible Contingent Deferred Sales Charge.


The formula Hartford uses to calculate standardized total return is P(1+T)^(n) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.


In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying Fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that any Contingent Deferred Sales Charge is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.



YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.


The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd + 1)^(6) - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying Fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.



MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.


Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying Fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.


The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge and any applicable administrative charge. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

          EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)^(365/7)] - 1.

4


                         HARTFORD LIFE INSURANCE COMPANY


------------------------------------------------------------------

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.


PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


    THE CONTRACT OWNERS OF
  HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------


We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven (comprised of the Sub-Accounts listed in Note 1) (collectively, "the Separate Account") as of December 31, 2015, and the related statements of operations, changes in net assets and financial highlights for the year or period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying statements of changes in net assets of each of the individual Sub-Accounts which comprise Hartford Life Insurance Company Separate Account Eleven for the year or period ended December 31, 2014, and the related financial highlights for each of the years or periods in the four-year period then ended, were audited by other auditors whose report thereon dated April 28, 2015, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company Separate Account Eleven as of December 31, 2015, and the related statements of operations, changes in net assets and financial highlights for the year or period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP
Hartford, CT
April 27, 2016



--------------------------------------------------------------------------------
                                    SA-1

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES
  DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                         AMERICAN CENTURY        AMERICAN            AMERICAN            AMERICAN
                                              EQUITY              CENTURY             CENTURY           CENTURY VP
                                            INCOME FUND         GROWTH FUND        ULTRA(R) FUND       BALANCED FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................           3,889,665           1,009,063               7,589              24,151
                                        ==================  ==================  ==================  ==================
     Cost.............................  $       32,411,371  $       29,012,616  $          238,323  $          170,699
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $       30,961,730  $       28,285,571  $          256,062  $          167,364
   Due from Sponsor Company...........               5,258               5,229                  --                  --
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                   2                  --                   1                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................          30,966,990          28,290,800             256,063             167,366
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                   4                  10
   Payable for fund shares purchased..               5,273               5,254                  14                  --
   Other liabilities..................                   2                   9                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               5,275               5,263                  19                  10
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $       30,961,715  $       28,285,537  $          256,044  $          167,356
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......           1,164,853           1,732,986              13,450              10,703
   Minimum unit fair value #*.........  $        13.605727  $        15.907813  $        17.608333  $        15.635697
   Maximum unit fair value #*.........  $        30.095345  $        30.815000  $        19.500365  $        15.635697
   Contract liablility................  $       30,961,715  $       28,285,537  $          256,044  $          167,356

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                                     AMERICAN
                                             AMERICAN        AMERICAN CENTURY         CENTURY        AMERICAN CENTURY
                                            CENTURY VP           SMALL CAP         LARGE COMPANY    INFLATION-ADJUSTED
                                        INTERNATIONAL FUND      VALUE FUND          VALUE FUND           BOND FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................                 939             606,291               4,595              12,366
                                        ==================  ==================  ==================  ===================
     Cost.............................  $           10,077  $        5,240,224  $           35,688  $          147,501
                                        ==================  ==================  ==================  ===================
     Market Value.....................  $            9,407  $        4,599,642  $           39,382  $          138,993
   Due from Sponsor Company...........                  --                 867                  80                  --
   Receivable from fund shares sold...                  --                  --                  --                  18
   Other assets.......................                  --                   1                   2                   1
                                        ------------------  ------------------  ------------------  -------------------
   Total assets.......................               9,407           4,600,510              39,464             139,012
                                        ------------------  ------------------  ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                   4                  --                  --                  39
   Payable for fund shares purchased..                  --                 903                  91                  --
   Other liabilities..................                  --                   1                  --                  --
                                        ------------------  ------------------  ------------------  -------------------
   Total liabilities..................                   4                 904                  91                  39
                                        ------------------  ------------------  ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $            9,403  $        4,599,606  $           39,373  $          138,973
                                        ==================  ==================  ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                 732             249,006               3,253              11,364
   Minimum unit fair value #*.........  $        12.836446  $        16.702886  $        11.588123  $        12.095954
   Maximum unit fair value #*.........  $        12.836446  $        24.962663  $        14.425297  $        12.910156
   Contract liablility................  $            9,403  $        4,599,606  $           39,373  $          138,973

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                  AMERICAN
                                         AMERICAN CENTURY        CENTURY VP
                                              EQUITY              INCOME &
                                            GROWTH FUND          GROWTH FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
                                        -------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               3,389               37,929
                                        ===================  ==================
     Cost.............................  $           89,165   $          300,497
                                        ===================  ==================
     Market Value.....................  $           92,139   $          325,053
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...                  15                   --
   Other assets.......................                  --                    1
                                        -------------------  ------------------
   Total assets.......................              92,154              325,054
                                        -------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  18                    6
   Payable for fund shares purchased..                  --                   --
   Other liabilities..................                   1                    3
                                        -------------------  ------------------
   Total liabilities..................                  19                    9
                                        -------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           92,135   $          325,045
                                        ===================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               6,052               20,256
   Minimum unit fair value #*.........  $        13.433286   $        15.317214
   Maximum unit fair value #*.........  $        16.515385   $        15.317214
   Contract liablility................  $           92,135   $          310,263

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  965
   Minimum unit fair value #*.........                  --   $         15.31813
   Maximum unit fair value #*.........                  --   $         15.31813
   Contract liablility................                  --   $           14,782

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-2

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-3

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                     AMERICAN
                                             AMERICAN            AMERICAN             CENTURY          INVESCO V.I.
                                            CENTURY VP          CENTURY VP            MID CAP            SMALL CAP
                                            ULTRA FUND          VALUE FUND          VALUE FUND          EQUITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              42,918              90,923              37,361               9,957
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          466,676  $          614,447  $          562,449  $          194,558
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          663,934  $          804,667  $          544,348  $          175,634
   Due from Sponsor Company...........                 194                  --                  --                  --
   Receivable from fund shares sold...                  --                  --                  40                  --
   Other assets.......................                   1                  --                   6                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             664,129             804,667             544,394             175,634
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  81                  --
   Payable for fund shares purchased..                 194                  --                  --                  --
   Other liabilities..................                  --                  --                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 194                  --                  81                   1
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          663,935  $          804,667  $          544,313  $          175,633
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              33,382              49,443              28,160              12,069
   Minimum unit fair value #*.........  $        19.888930  $        15.747448  $        18.612078  $        14.552480
   Maximum unit fair value #*.........  $        19.888930  $        15.747448  $        20.022992  $        14.552480
   Contract liablility................  $          663,935  $          778,604  $          544,313  $          175,633

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --               1,655                  --                  --
   Minimum unit fair value #*.........                  --  $         15.74804                  --                  --
   Maximum unit fair value #*.........                  --  $         15.74804                  --                  --
   Contract liablility................                  --  $           26,063                  --                  --


                                           INVESCO V.I.           INVESCO             INVESCO             INVESCO
                                            DIVERSIFIED          EUROPEAN          INTERNATIONAL          MID CAP
                                           DIVIDEND FUND        GROWTH FUND         GROWTH FUND      CORE EQUITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               6,199              14,607              11,334              11,808
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          124,825  $          501,164  $          349,278  $          281,736
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          144,257  $          505,549  $          351,237  $          249,631
   Due from Sponsor Company...........                  --                  --                  70                  --
   Receivable from fund shares sold...                  --                  54                  --                  20
   Other assets.......................                   1                   4                   6                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             144,258             505,607             351,313             249,653
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   8                  79                  --                  52
   Payable for fund shares purchased..                  --                  --                  99                  --
   Other liabilities..................                  --                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                   8                  79                  99                  52
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          144,250  $          505,528  $          351,214  $          249,601
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               8,749              45,735              26,398              15,570
   Minimum unit fair value #*.........  $        16.488441  $        10.526831  $        10.477751  $        13.961581
   Maximum unit fair value #*.........  $        16.488441  $        16.221003  $        15.273448  $        16.524164
   Contract liablility................  $          144,250  $          505,528  $          351,214  $          249,601

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                              INVESCO
                                             SMALL CAP            INVESCO
                                            GROWTH FUND      REAL ESTATE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              37,292              287,886
                                        ==================  ===================
     Cost.............................  $        1,422,419  $         6,932,273
                                        ==================  ===================
     Market Value.....................  $        1,236,466  $         6,584,974
   Due from Sponsor Company...........                  --                1,573
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                  --                   --
                                        ------------------  -------------------
   Total assets.......................           1,236,466            6,586,547
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                   9                   --
   Payable for fund shares purchased..                  44                1,600
   Other liabilities..................                   2                    4
                                        ------------------  -------------------
   Total liabilities..................                  55                1,604
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        1,236,411  $         6,584,943
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              91,214              248,643
   Minimum unit fair value #*.........  $        10.541560  $         13.214477
   Maximum unit fair value #*.........  $        35.975404  $         40.606957
   Contract liablility................  $        1,236,411  $         6,584,943

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-4

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-5

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                              INVESCO             INVESCO        AMERICAN CENTURY     AMERICAN CENTURY
                                             SMALL CAP          DEVELOPING          DIVERSIFIED          PRIME MONEY
                                            EQUITY FUND        MARKETS FUND          BOND FUND           MARKET FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              69,874              70,742               4,911            1,057,954
                                        ==================  ==================  ===================  ===================
     Cost.............................  $          980,636  $        1,927,272  $           53,546   $        1,057,954
                                        ==================  ==================  ===================  ===================
     Market Value.....................  $          938,414  $        1,732,477  $           52,254   $        1,057,954
   Due from Sponsor Company...........                  --                 485                  61                   --
   Receivable from fund shares sold...                  47                  --                  --                  104
   Other assets.......................                   3                   8                   2                    3
                                        ------------------  ------------------  -------------------  -------------------
   Total assets.......................             938,464           1,732,970              52,317            1,058,061
                                        ------------------  ------------------  -------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  77                  --                  --                  137
   Payable for fund shares purchased..                  --                 508                  79                   --
   Other liabilities..................                  --                  --                   2                   --
                                        ------------------  ------------------  -------------------  -------------------
   Total liabilities..................                  77                 508                  81                  137
                                        ------------------  ------------------  -------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          938,387  $        1,732,462  $           52,236   $        1,057,924
                                        ==================  ==================  ===================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              62,433             173,168               4,642              107,873
   Minimum unit fair value #*.........  $        13.972166  $         9.433980  $        11.218325   $         9.300665
   Maximum unit fair value #*.........  $        17.255733  $        10.149626  $        11.483739   $        10.006093
   Contract liablility................  $          938,387  $        1,732,462  $           52,236   $        1,057,924

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                   --
   Minimum unit fair value #*.........                  --                  --                  --                   --
   Maximum unit fair value #*.........                  --                  --                  --                   --
   Contract liablility................                  --                  --                  --                   --


                                           DOMINI SOCIAL         AB GLOBAL         AB GLOBAL RISK        AB GROWTH AND
                                            EQUITY FUND          BOND FUND         ALLOCATION FUND        INCOME FUND
                                            SUB-ACCOUNT       SUB-ACCOUNT (1)      SUB-ACCOUNT (2)      SUB-ACCOUNT (3)
                                        ------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              32,514               4,063                11,578               22,547
                                        ==================  ===================  ===================  ===================
     Cost.............................  $        1,389,319  $            34,248  $           187,582   $          109,194
                                        ==================  ===================  ===================  ===================
     Market Value.....................  $        1,289,834  $            33,153  $           172,863   $          120,177
   Due from Sponsor Company...........                   3                  93                    --                   50
   Receivable from fund shares sold...                  --                  --                    40                   --
   Other assets.......................                   4                   4                     3                    1
                                        ------------------  -------------------  -------------------  -------------------
   Total assets.......................           1,289,841              33,250               172,906              120,228
                                        ------------------  -------------------  -------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                    71                   --
   Payable for fund shares purchased..                  31                 113                    --                   72
   Other liabilities..................                  --                  --                    --                    1
                                        ------------------  -------------------  -------------------  -------------------
   Total liabilities..................                  31                 113                    71                   73
                                        ------------------  -------------------  -------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        1,289,810   $          33,137   $           172,835   $          120,155
                                        ==================  ===================  ===================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              30,833               2,930                11,381                7,291
   Minimum unit fair value #*.........  $        13.832078   $       11.112750   $         10.730495   $        13.845516
   Maximum unit fair value #*.........  $        51.722743   $       11.527144   $         16.610865   $        17.656695
   Contract liablility................  $        1,289,810   $          33,137   $           172,835   $          120,155

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                    --                   --
   Minimum unit fair value #*.........                  --                  --                    --                   --
   Maximum unit fair value #*.........                  --                  --                    --                   --
   Contract liablility................                  --                  --                    --                   --


                                         AB INTERNATIONAL      AB INTERNATIONAL
                                            GROWTH FUND           VALUE FUND
                                          SUB-ACCOUNT (4)       SUB-ACCOUNT (5)
                                        -------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................               24,051               86,290
                                        ===================  ===================
     Cost.............................   $          383,140   $        1,229,377
                                        ===================  ===================
     Market Value.....................   $          378,558   $        1,058,781
   Due from Sponsor Company...........                  871                   --
   Receivable from fund shares sold...                   --                4,860
   Other assets.......................                    3                    5
                                        -------------------  -------------------
   Total assets.......................              379,432            1,063,646
                                        -------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                   --                4,910
   Payable for fund shares purchased..                  901                   --
   Other liabilities..................                    2                   --
                                        -------------------  -------------------
   Total liabilities..................                  903                4,910
                                        -------------------  -------------------

NET ASSETS:
   For contract liabilities...........   $          378,529   $        1,058,736
                                        ===================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               40,486              106,091
   Minimum unit fair value #*.........   $         8.088123   $         6.100190
   Maximum unit fair value #*.........   $        11.807018   $        18.534888
   Contract liablility................   $          378,529   $        1,058,736

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                   --                   --
   Minimum unit fair value #*.........                   --                   --
   Maximum unit fair value #*.........                   --                   --
   Contract liablility................                   --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(1) Formerly AllianceBernstein Global Bond Fund. Change effective January 20, 2015.

(2) Formerly AllianceBernstein Global Risk Allocation Fund. Change effective January 20, 2015.

(3) Formerly AllianceBernstein Growth and Income Fund. Change effective January 20, 2015.

(4) Formerly AllianceBernstein International Growth Fund. Change effective January 20, 2015.

(5) Formerly AllianceBernstein International Value Fund. Change effective January 20, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-6

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-7

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                               AB DISCOVERY        AB DISCOVERY
                                          AB GROWTH FUND        GROWTH FUND         VALUE FUND         AB VALUE FUND
                                          SUB-ACCOUNT (6)     SUB-ACCOUNT (7)     SUB-ACCOUNT (8)     SUB-ACCOUNT (9)
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               1,035              29,440              50,717                 445
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           51,261  $          225,764  $          960,990  $            6,073
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $           61,743  $          246,119  $          909,349  $            5,825
   Due from Sponsor Company...........                  --                  --                 882                  --
   Receivable from fund shares sold...                  19                  35                  --                   7
   Other assets.......................                  --                   1                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              61,762             246,155             910,231               5,833
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  36                  55                  --                  23
   Payable for fund shares purchased..                  --                  --                 917                  --
   Other liabilities..................                   5                  --                   3                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  41                  55                 920                  23
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           61,721  $          246,100  $          909,311  $            5,810
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               3,755              12,546              54,543                 597
   Minimum unit fair value #*.........  $        15.765274  $        16.956335  $        16.095625  $         9.685732
   Maximum unit fair value #*.........  $        18.510767  $        20.538625  $        17.245480  $        10.334492
   Contract liablility................  $           61,721  $          246,100  $          909,311  $            5,810

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                                  AMERICAN FUNDS      AMERICAN FUNDS
                                              AB HIGH         AMERICAN FUNDS         AMERICAN         CAPITAL INCOME
                                            INCOME FUND        AMCAP FUND(R)     BALANCED FUND(R)       BUILDER(R)
                                         SUB-ACCOUNT (10)       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              44,378             140,049             333,377             322,382
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          406,613  $        3,350,968  $        6,972,638  $       17,440,902
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          355,908  $        3,539,028  $        7,907,711  $       18,005,038
   Due from Sponsor Company...........               2,481                  --               2,473               1,102
   Receivable from fund shares sold...                  --               2,260                  --                  --
   Other assets.......................                  --                  --                   2                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             358,389           3,541,288           7,910,186          18,006,141
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --               2,275                  --                  --
   Payable for fund shares purchased..               2,500                  --               2,497               1,111
   Other liabilities..................                  14                   2                   1                   9
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               2,514               2,277               2,498               1,120
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          355,875  $        3,539,011  $        7,907,688  $       18,005,021
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              29,713             210,072             510,987           1,427,203
   Minimum unit fair value #*.........  $        11.793025  $        15.732731  $        14.548529  $        11.593716
   Maximum unit fair value #*.........  $        12.232770  $        18.722382  $        17.425403  $        14.700654
   Contract liablility................  $          355,875  $        3,539,011  $        7,907,688  $       18,005,021

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                          AMERICAN FUNDS      AMERICAN FUNDS
                                            EUROPACIFIC         FUNDAMENTAL
                                            GROWTH FUND     INVESTORS FUND(SM)
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             694,867              331,864
                                        ==================  ===================
     Cost.............................  $       29,452,073  $        14,531,246
                                        ==================  ===================
     Market Value.....................  $       30,924,128  $        16,792,314
   Due from Sponsor Company...........               6,721                9,701
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                   4                    1
                                        ------------------  -------------------
   Total assets.......................          30,930,853           16,802,016
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   --
   Payable for fund shares purchased..               6,726                9,724
   Other liabilities..................                   1                   --
                                        ------------------  -------------------
   Total liabilities..................               6,727                9,724
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $       30,924,126  $        16,792,292
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......           1,992,981            1,104,398
   Minimum unit fair value #*.........  $        10.455360  $         14.170837
   Maximum unit fair value #*.........  $        44.500000  $         18.297211
   Contract liablility................  $       30,924,126  $        16,792,292

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(6)   Formerly AllianceBernstein Growth Fund. Change effective January 20,
      2015.

(7) Formerly AllianceBernstein Discovery Growth Fund. Change effective January 20, 2015.

(8) Formerly AllianceBernstein Discovery Value Fund. Change effective January 20, 2015.

(9)   Formerly AllianceBernstein Value Fund. Change effective January 20,
      2015.

(10) Formerly AllianceBernstein High Income Fund. Change effective January 20, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-8

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-9

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                          AMERICAN FUNDS       AMERICAN FUNDS      AMERICAN FUNDS      AMERICAN FUNDS
                                                NEW             THE BOND FUND      THE GROWTH FUND     THE INCOME FUND
                                        PERSPECTIVE FUND(R)     OF AMERICA(R)       OF AMERICA(R)       OF AMERICA(R)
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        -------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             222,746              414,380           1,065,045             625,151
                                        ===================  ==================  ==================  ==================
     Cost.............................  $        7,207,384   $        5,132,528  $       38,466,841  $       11,779,885
                                        ===================  ==================  ==================  ==================
     Market Value.....................  $        7,862,921   $        5,217,045  $       43,262,112  $       12,603,051
   Due from Sponsor Company...........               8,097                  361              12,814               1,472
   Receivable from fund shares sold...                  --                   --                  --                  --
   Other assets.......................                  --                    6                   2                   2
                                        -------------------  ------------------  ------------------  ------------------
   Total assets.......................           7,871,018            5,217,412          43,274,928          12,604,525
                                        -------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   --                  --                  --
   Payable for fund shares purchased..               8,108                  376              12,814               1,479
   Other liabilities..................                   3                    2                   9                   2
                                        -------------------  ------------------  ------------------  ------------------
   Total liabilities..................               8,111                  378              12,823               1,481
                                        -------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        7,862,907   $        5,217,034  $       43,262,105  $       12,603,044
                                        ===================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             510,237              441,103           2,164,008             925,598
   Minimum unit fair value #*.........  $        14.008672   $        11.406422  $        14.796494  $        12.632237
   Maximum unit fair value #*.........  $        18.458299   $        12.509875  $        40.620000  $        15.901657
   Contract liablility................  $        7,862,907   $        5,217,034  $       43,262,105  $       12,603,044

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --                  --                  --
   Minimum unit fair value #*.........                  --                   --                  --                  --
   Maximum unit fair value #*.........                  --                   --                  --                  --
   Contract liablility................                  --                   --                  --                  --

                                          AMERICAN FUNDS                          AMERICAN FUNDS
                                          THE INVESTMENT      AMERICAN FUNDS        WASHINGTON        AMERICAN FUNDS
                                              COMPANY             THE NEW             MUTUAL             AMERICAN
                                           OF AMERICA(R)      ECONOMY FUND(R)        INVESTORS        MUTUAL FUND(R)
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             274,109              63,509             115,972             143,963
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        9,049,267  $        2,133,717  $        4,015,870  $        4,344,781
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        9,119,608  $        2,242,505  $        4,426,638  $        4,840,046
   Due from Sponsor Company...........               1,260                  --               1,352               1,881
   Receivable from fund shares sold...                  --               8,911                  --                  --
   Other assets.......................                  --                   2                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           9,120,868           2,251,418           4,427,990           4,841,928
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --               8,945                  --                  --
   Payable for fund shares purchased..               1,270                  --               1,385               1,914
   Other liabilities..................                   2                   1                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               1,272               8,946               1,385               1,914
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        9,119,596  $        2,242,472  $        4,426,605  $        4,840,014
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             633,649             127,512             294,654             321,684
   Minimum unit fair value #*.........  $        13.313494  $        15.965363  $        13.498545  $        13.578318
   Maximum unit fair value #*.........  $        16.532030  $        20.820411  $        17.128638  $        17.203872
   Contract liablility................  $        9,119,596  $        2,242,472  $        4,426,605  $        4,840,014

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                          AMERICAN FUNDS
                                           CAPITAL WORLD      AMERICAN FUNDS
                                            GROWTH AND           SMALLCAP
                                          INCOME FUND(SM)      WORLD FUND(R)
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             622,379               21,632
                                        ==================  ===================
     Cost.............................  $       24,802,571  $           894,219
                                        ==================  ===================
     Market Value.....................  $       26,852,452  $           909,833
   Due from Sponsor Company...........              17,660                  211
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                  --                    2
                                        ------------------  -------------------
   Total assets.......................          26,870,112              910,046
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   --
   Payable for fund shares purchased..              17,660                  238
   Other liabilities..................                   1                    1
                                        ------------------  -------------------
   Total liabilities..................              17,661                  239
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $       26,852,451  $           909,807
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......           1,585,433               67,552
   Minimum unit fair value #*.........  $        11.645718  $         12.294346
   Maximum unit fair value #*.........  $        68.608133  $         16.957088
   Contract liablility................  $       26,852,451  $           909,807

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-10

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-11

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                      ARTISAN            AVE MARIA
                                               ARIEL                                  MID CAP             RISING
                                         APPRECIATION FUND      ARIEL FUND          VALUE FUND         DIVIDEND FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               3,496               3,248             301,995             115,220
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          168,744  $          215,748  $        6,677,283  $        1,922,515
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          157,603  $          193,056  $        5,662,408  $        1,795,122
   Due from Sponsor Company...........                  64                  --                 856               2,044
   Receivable from fund shares sold...                  --                  18                  --                  --
   Other assets.......................                   1                   1                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             157,668             193,075           5,663,264           1,797,167
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  36                  --                  --
   Payable for fund shares purchased..                  79                  --                 879               2,056
   Other liabilities..................                  --                   1                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  79                  37                 879               2,056
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          157,589  $          193,038  $        5,662,385  $        1,795,111
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               7,924              10,806             161,973              99,476
   Minimum unit fair value #*.........  $        18.173371  $        16.334581  $        15.198986  $        17.490938
   Maximum unit fair value #*.........  $        45.080000  $        59.430000  $        38.619001  $        18.816568
   Contract liablility................  $          157,589  $          193,038  $        5,662,385  $        1,795,111

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             AVE MARIA                               BLACKROCK           BLACKROCK
                                             CATHOLIC            AVE MARIA       LIFEPATH(R) 2020    LIFEPATH(R) 2030
                                            VALUES FUND         GROWTH FUND          PORTFOLIO           PORTFOLIO
                                         SUB-ACCOUNT (11)       SUB-ACCOUNT      SUB-ACCOUNT (12)    SUB-ACCOUNT (13)
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               4,745              11,349           1,708,531           2,016,085
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           89,901  $          307,434  $       26,472,366  $       29,754,635
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $           77,919  $          283,949  $       23,575,831  $       26,141,984
   Due from Sponsor Company...........                  --                 400               1,823              13,088
   Receivable from fund shares sold...                  22                  --                  --                  --
   Other assets.......................                   1                   3                   3                   6
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              77,942             284,352          23,577,657          26,155,078
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  32                  --                  --                  --
   Payable for fund shares purchased..                  --                 424               1,858              13,110
   Other liabilities..................                  45                  --                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  77                 424               1,859              13,110
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           77,865  $          283,928  $       23,575,798  $       26,141,968
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               9,298              15,138           1,409,717           1,670,029
   Minimum unit fair value #*.........  $         8.359909  $        18.562826  $        11.367635  $        11.069788
   Maximum unit fair value #*.........  $         8.379320  $        19.795304  $        21.723700  $        22.972283
   Contract liablility................  $           77,865  $          283,928  $       23,575,798  $       26,141,968

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             BLACKROCK           BLACKROCK
                                         LIFEPATH(R) 2040       LIFEPATH(R)
                                             PORTFOLIO        RETIREMENT FUND
                                         SUB-ACCOUNT (14)    SUB-ACCOUNT (15)
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................           1,493,762              484,666
                                        ==================  ===================
     Cost.............................  $       26,657,485  $         5,297,789
                                        ==================  ===================
     Market Value.....................  $       23,219,055  $         4,756,547
   Due from Sponsor Company...........                  --                  473
   Receivable from fund shares sold...                 127                   --
   Other assets.......................                   7                    2
                                        ------------------  -------------------
   Total assets.......................          23,219,189            4,757,022
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                 156                   --
   Payable for fund shares purchased..                  --                  521
   Other liabilities..................                  --                    3
                                        ------------------  -------------------
   Total liabilities..................                 156                  524
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $       23,219,033  $         4,756,498
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......           1,547,395              300,233
   Minimum unit fair value #*.........  $        10.755985  $         10.330000
   Maximum unit fair value #*.........  $        23.865267  $         19.424580
   Contract liablility................  $       23,219,033  $         4,756,498

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(11)  Funded as of July 31, 2015.

(12)  Formerly LifePath 2020 Portfolio. Change effective March 31, 2015.

(13)  Formerly LifePath 2030 Portfolio. Change effective March 31, 2015.

(14)  Formerly LifePath 2040 Portfolio. Change effective March 31, 2015.

(15)  Formerly LifePath Retirement Portfolio. Change effective March 31,
      2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-12

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-13

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                             BLACKROCK           BLACKROCK           BLACKROCK           BLACKROCK
                                         LIFEPATH(R) 2050    LIFEPATH(R) 2025    LIFEPATH(R) 2035    LIFEPATH(R) 2045
                                             PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                         SUB-ACCOUNT (16)       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             197,683              62,558              15,087              10,605
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        3,941,600  $          808,458  $          204,180  $          149,427
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        3,461,799  $          753,201  $          189,489  $          138,825
   Due from Sponsor Company...........               1,426                 540                  --                 320
   Receivable from fund shares sold...                  --                  --                 149                  --
   Other assets.......................                   2                  --                   1                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           3,463,227             753,741             189,639             139,147
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                 176                  --
   Payable for fund shares purchased..               1,455                 561                  --                 353
   Other liabilities..................                   1                   3                  --                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               1,456                 564                 176                 355
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        3,461,771  $          753,177  $          189,463  $          138,792
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             226,620              62,073              15,154              10,589
   Minimum unit fair value #*.........  $        14.690994  $        11.938000  $        12.460652  $        12.929382
   Maximum unit fair value #*.........  $        17.530000  $        12.298558  $        12.836951  $        13.399364
   Contract liablility................  $        3,461,771  $          753,177  $          189,463  $          138,792

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             BLACKROCK                               BLACKROCK           BLACKROCK
                                         LIFEPATH(R) 2055          BARON          U.S. GOVERNMENT         EQUITY
                                             PORTFOLIO        SMALL CAP FUND      BOND PORTFOLIO       DIVIDEND FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               5,770             122,116              12,739             145,117
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           83,254  $        3,410,249  $          136,253  $        3,204,207
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $           77,544  $        3,442,457  $          133,632  $        3,040,202
   Due from Sponsor Company...........                  --                 681                  --               4,154
   Receivable from fund shares sold...                 148                  --                  30                  --
   Other assets.......................                   2                   1                  38                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              77,694           3,443,139             133,700           3,044,357
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 165                  --                  59                  --
   Payable for fund shares purchased..                  --                 699                  --               4,199
   Other liabilities..................                   2                   2                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 167                 701                  59               4,199
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           77,527  $        3,442,438  $          133,641  $        3,040,158
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               5,749             148,983              12,612             112,539
   Minimum unit fair value #*.........  $        13.309816  $        17.292911  $        10.428725  $        26.220405
   Maximum unit fair value #*.........  $        13.793599  $        28.190000  $        10.860147  $        28.554214
   Contract liablility................  $           77,527  $        3,442,438  $          133,641  $        3,040,158

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             BLACKROCK           BLACKROCK
                                              CAPITAL            FLEXIBLE
                                         APPRECIATION FUND      EQUITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              13,848               10,428
                                        ==================  ===================
     Cost.............................  $          336,089  $           129,932
                                        ==================  ===================
     Market Value.....................  $          318,371  $           120,233
   Due from Sponsor Company...........                  21                   --
   Receivable from fund shares sold...                  --                   12
   Other assets.......................                  --                    2
                                        ------------------  -------------------
   Total assets.......................             318,392              120,247
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   50
   Payable for fund shares purchased..                  33                   --
   Other liabilities..................                   2                   --
                                        ------------------  -------------------
   Total liabilities..................                  35                   50
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          318,357  $           120,197
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              11,046                4,666
   Minimum unit fair value #*.........  $        27.997544  $         25.580999
   Maximum unit fair value #*.........  $        29.467302  $         26.924004
   Contract liablility................  $          318,357  $           120,197

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(16)  Formerly LifePath 2050 Portfolio. Change effective March 31, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-14

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-15

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------




                                          CALVERT VP SRI      CALVERT EQUITY       CALVERT BOND           CALVERT
                                        BALANCED PORTFOLIO       PORTFOLIO           PORTFOLIO          INCOME FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             255,727             144,362             143,087              44,110
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          478,791  $        6,113,550  $        2,267,232  $          697,635
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          510,175  $        5,778,814  $        2,246,465  $          692,520
   Due from Sponsor Company...........                  --                 365               2,280                 390
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                   1                  --                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             510,176           5,779,179           2,248,745             692,911
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  10                  --                  --                  --
   Payable for fund shares purchased..                  --                 386               2,296                 404
   Other liabilities..................                   1                   2                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  11                 388               2,296                 405
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          510,165  $        5,778,791  $        2,246,449  $          692,506
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              36,120             277,372             169,445              58,847
   Minimum unit fair value #*.........  $        14.124278  $        16.441996  $        12.619341  $        11.481968
   Maximum unit fair value #*.........  $        14.124278  $        40.030000  $        13.812957  $        12.161715
   Contract liablility................  $          510,165  $        5,778,791  $        2,246,449  $          692,506

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                                                         COLUMBIA
                                             COLUMBIA            COLUMBIA            COLUMBIA          INTERNATIONAL
                                            CONTRARIAN           LARGE CAP           SMALL CAP         OPPORTUNITIES
                                             CORE FUND        GROWTH FUND II       VALUE I FUND            FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT (17)       SUB-ACCOUNT      SUB-ACCOUNT (18)
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              22,369               5,351               1,297                 790
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          450,110  $           91,968  $           51,944  $           10,548
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          468,179  $          111,310  $           45,966  $           10,336
   Due from Sponsor Company...........                 219                  --                  --                  --
   Receivable from fund shares sold...                  --                  40                   7                   3
   Other assets.......................                  --                  --                   1                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             468,398             111,350              45,974              10,342
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  40                  15                  13
   Payable for fund shares purchased..                 248                  --                  --                  --
   Other liabilities..................                   1                   2                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 249                  42                  15                  14
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          468,149  $          111,308  $           45,959  $           10,328
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              13,676               3,933               1,638                 842
   Minimum unit fair value #*.........  $        33.509937  $        28.302511  $        27.999593  $        11.860736
   Maximum unit fair value #*.........  $        35.268688  $        28.302511  $        29.469513  $        12.560515
   Contract liablility................  $          468,149  $          111,308  $           45,959  $           10,328

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                             COLUMBIA
                                              MID CAP            COLUMBIA
                                            VALUE FUND          ACORN FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              72,234              102,904
                                        ==================  ===================
     Cost.............................  $        1,127,166  $         2,647,362
                                        ==================  ===================
     Market Value.....................  $        1,001,879  $         1,814,203
   Due from Sponsor Company...........                 611                  913
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                   1                   --
                                        ------------------  -------------------
   Total assets.......................           1,002,491            1,815,116
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   --
   Payable for fund shares purchased..                 643                  930
   Other liabilities..................                   1                    1
                                        ------------------  -------------------
   Total liabilities..................                 644                  931
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        1,001,847  $         1,814,185
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              76,049               57,154
   Minimum unit fair value #*.........  $        12.823351  $         30.020941
   Maximum unit fair value #*.........  $        13.678840  $         32.693088
   Contract liablility................  $        1,001,847  $         1,814,185

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(17) Formerly Columbia Marsico 21st Century Fund. Change effective November 20, 2015.

(18) Formerly Columbia Marsico International Opportunities Fund. Change effective May 1, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-16

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-17

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                             COLUMBIA                                COLUMBIA             CALAMOS
                                             LARGE CAP          CRM MID CAP          SMALL CAP            GLOBAL
                                            GROWTH FUND         VALUE FUND           CORE FUND          EQUITY FUND
                                         SUB-ACCOUNT (19)       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              31,144               9,002              14,044                   1
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          665,880  $          237,443  $          215,477  $                9
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          538,171  $          171,934  $          157,435  $                9
   Due from Sponsor Company...........                  --                  --                 374                  --
   Receivable from fund shares sold...                  36                   2                  --                  --
   Other assets.......................                   2                   2                   3                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             538,209             171,938             157,812                   9
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  87                  16                  --                  --
   Payable for fund shares purchased..                  --                  --                 402                  --
   Other liabilities..................                   2                   1                   2                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  89                  17                 404                   1
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          538,120  $          171,921  $          157,408  $                8
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              32,022               9,105               9,547                   1
   Minimum unit fair value #*.........  $        14.389461  $        17.268051  $        16.135717  $        13.514539
   Maximum unit fair value #*.........  $        18.163000  $        18.996140  $        16.858982  $        13.514539
   Contract liablility................  $          538,120  $          171,921  $          157,408  $                8

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                              CALAMOS                                  DAVIS
                                           INTERNATIONAL           DAVIS             NEW YORK              DAVIS
                                            GROWTH FUND       FINANCIAL FUND       VENTURE FUND      OPPORTUNITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................                 250               3,917             190,627               5,293
                                        ==================  ==================  ==================  ==================
     Cost.............................  $            4,580  $          135,916  $        6,764,631  $          150,039
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $            4,259  $          154,304  $        5,888,458  $          145,286
   Due from Sponsor Company...........                 125                  12               3,684                  --
   Receivable from fund shares sold...                  --                  --                  --                  19
   Other assets.......................                  --                   1                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................               4,384             154,317           5,892,142             145,305
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --                  44
   Payable for fund shares purchased..                 126                  38               3,693                  --
   Other liabilities..................                   3                   3                   4                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 129                  41               3,697                  44
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $            4,255  $          154,276  $        5,888,445  $          145,261
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                 413              11,757             304,868              10,107
   Minimum unit fair value #*.........  $        10.302925  $        11.811964  $        12.455793  $        13.422061
   Maximum unit fair value #*.........  $        10.302925  $        15.418776  $        57.760850  $        15.997162
   Contract liablility................  $            4,255  $          154,276  $        5,888,445  $          145,261

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             DELAWARE            DELAWARE
                                            DIVERSIFIED      EXTENDED DURATION
                                            INCOME FUND          BOND FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              13,549                  587
                                        ==================  ===================
     Cost.............................  $          121,953  $             3,712
                                        ==================  ===================
     Market Value.....................  $          116,115  $             3,554
   Due from Sponsor Company...........                 526                   --
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                 111                    6
                                        ------------------  -------------------
   Total assets.......................             116,752                3,560
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                    1
   Payable for fund shares purchased..                 553                   21
   Other liabilities..................                   3                   --
                                        ------------------  -------------------
   Total liabilities..................                 556                   22
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          116,196  $             3,538
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              11,002                  300
   Minimum unit fair value #*.........  $        10.389635  $         11.704011
   Maximum unit fair value #*.........  $        10.703388  $         11.891164
   Contract liablility................  $          116,196  $             3,538

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(19)  Formerly Columbia Marsico Growth Fund. Change effective November 20,
      2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-18

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-19

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                              DREYFUS             DREYFUS             DREYFUS             DREYFUS
                                            BOND MARKET      VIF APPRECIATION      INTERNATIONAL          MIDCAP
                                            INDEX FUND           PORTFOLIO       STOCK INDEX FUND       INDEX FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             738,017                 532              37,273             260,267
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        7,865,214  $           22,667  $          593,645  $        9,217,851
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        7,594,196  $           24,055  $          559,101  $        8,409,213
   Due from Sponsor Company...........               3,281                  --                 102               5,284
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                   2                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           7,597,479              24,055             559,203           8,414,497
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   7                  --                  --
   Payable for fund shares purchased..               3,304                  --                 102               5,311
   Other liabilities..................                   5                  --                   1                   6
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               3,309                   7                 103               5,317
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        7,594,170  $           24,048  $          559,100  $        8,409,180
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             596,861               1,467              45,269             273,589
   Minimum unit fair value #*.........  $        11.951476  $        16.391036  $        12.350554  $        16.749221
   Maximum unit fair value #*.........  $        13.153816  $        16.391036  $        12.350554  $        61.727595
   Contract liablility................  $        7,594,170  $           24,048  $          559,100  $        8,409,180

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                                                          DREYFUS
                                              DREYFUS             DREYFUS             DREYFUS            SOCIALLY
                                             SMALLCAP         VIF GROWTH AND     VIF QUALITY BOND       RESPONSIBLE
                                         STOCK INDEX FUND    INCOME PORTFOLIO     PORTFOLIO FUND     GROWTH FUND, INC.
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             168,513                 145               7,661                 288
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        4,616,026  $            3,201  $           90,621  $           12,908
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        4,293,700  $            4,348  $           89,790  $           11,123
   Due from Sponsor Company...........               3,433                  --                  --                  --
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                   1                  --                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           4,297,134               4,348              89,791              11,123
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   3                   5                   4
   Payable for fund shares purchased..               3,452                  --                  --                  --
   Other liabilities..................                   1                   1                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               3,453                   4                   5                   4
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        4,293,681  $            4,344  $           89,786  $           11,119
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             164,227                 253               6,580                 623
   Minimum unit fair value #*.........  $        17.795301  $        17.180600  $        13.645333  $        17.851910
   Maximum unit fair value #*.........  $        46.049520  $        17.180600  $        13.645333  $        17.851910
   Contract liablility................  $        4,293,681  $            4,344  $           89,786  $           11,119

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                              DREYFUS             DREYFUS
                                              S&P 500          INTERMEDIATE
                                            INDEX FUND       TERM INCOME FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             277,368              113,237
                                        ==================  ===================
     Cost.............................  $       12,942,779  $         1,562,102
                                        ==================  ===================
     Market Value.....................  $       13,438,471  $         1,504,924
   Due from Sponsor Company...........              16,703                  714
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                  --                   13
                                        ------------------  -------------------
   Total assets.......................          13,455,174            1,505,651
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   --
   Payable for fund shares purchased..              16,722                  728
   Other liabilities..................                   6                   --
                                        ------------------  -------------------
   Total liabilities..................              16,728                  728
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $       13,438,446  $         1,504,923
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             827,325              143,529
   Minimum unit fair value #*.........  $        15.320444  $         10.048024
   Maximum unit fair value #*.........  $        16.861504  $         13.363850
   Contract liablility................  $       13,438,446  $         1,504,923

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-20

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-21

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------




                                            EATON VANCE         EATON VANCE         EATON VANCE         EATON VANCE
                                             LARGE-CAP           DIVIDEND        WORLDWIDE HEALTH       INCOME FUND
                                            VALUE FUND         BUILDER FUND        SCIENCES FUND         OF BOSTON
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             627,306              97,190              75,011             401,457
                                        ==================  ==================  ==================  ==================
     Cost.............................  $       11,441,003  $        1,145,660  $          905,287  $        2,351,805
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $       10,469,736  $        1,274,167  $          906,135  $        2,167,866
   Due from Sponsor Company...........                 869                  --                 332               1,593
   Receivable from fund shares sold...                  --               2,065                  --                  --
   Other assets.......................                  --                  --                  --               1,108
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................          10,470,605           1,276,232             906,467           2,170,567
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --               2,104                  --                  --
   Payable for fund shares purchased..                 896                  --                 370               1,597
   Other liabilities..................                   3                   4                   7                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 899               2,108                 377               1,597
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $       10,469,706  $        1,274,124  $          906,090  $        2,168,970
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             784,694              96,988              32,937             143,698
   Minimum unit fair value #*.........  $        12.102415  $        12.300188  $        24.609271  $        14.411883
   Maximum unit fair value #*.........  $        16.110401  $        18.423009  $        30.244999  $        16.566218
   Contract liablility................  $       10,469,706  $        1,274,124  $          906,090  $        2,168,970

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --



                                                                EATON VANCE         WELLS FARGO         WELLS FARGO
                                            EATON VANCE       ATLANTA CAPITAL          ASSET         EMERGING MARKETS
                                           BALANCED FUND       SMID-CAP FUND      ALLOCATION FUND       EQUITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT (20)    SUB-ACCOUNT (21)
                                        ------------------  ------------------  ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................               3,818              22,156              23,715             126,407
                                        ==================  ==================  ==================  ===================
     Cost.............................  $           32,340  $          508,783  $          319,063  $        2,503,488
                                        ==================  ==================  ==================  ===================
     Market Value.....................  $           31,273  $          527,092  $          295,019  $        2,155,244
   Due from Sponsor Company...........                  --                 469                 260                 685
   Receivable from fund shares sold...                   6                  --                  --                  --
   Other assets.......................                  --                  --                   4                   5
                                        ------------------  ------------------  ------------------  -------------------
   Total assets.......................              31,279             527,561             295,283           2,155,934
                                        ------------------  ------------------  ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  13                  --                  --                  --
   Payable for fund shares purchased..                  --                 499                 307                 705
   Other liabilities..................                   1                   4                  --                  --
                                        ------------------  ------------------  ------------------  -------------------
   Total liabilities..................                  14                 503                 307                 705
                                        ------------------  ------------------  ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $           31,265  $          527,058  $          294,976  $        2,155,229
                                        ==================  ==================  ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               1,391              31,468              23,270             121,826
   Minimum unit fair value #*.........  $        21.998057  $        16.453921  $        11.427311  $        17.311789
   Maximum unit fair value #*.........  $        23.152911  $        16.950693  $        13.856520  $        18.853080
   Contract liablility................  $           31,265  $          527,058  $          294,976  $        2,155,229

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                     ALGER
                                             WELLS FARGO            CAPITAL
                                              UTILITY &          APPRECIATION
                                         TELECOMMUNICATIONS      INSTITUTIONAL
                                                FUND               PORTFOLIO
                                          SUB-ACCOUNT (22)        SUB-ACCOUNT
                                        --------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................                1,185              122,529
                                        ====================  ==================
     Cost.............................   $           17,702   $        3,183,183
                                        ====================  ==================
     Market Value.....................   $           20,202   $        3,244,574
   Due from Sponsor Company...........                   --                3,151
   Receivable from fund shares sold...                    7                   --
   Other assets.......................                    2                   --
                                        --------------------  ------------------
   Total assets.......................               20,211            3,247,725
                                        --------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   34                   --
   Payable for fund shares purchased..                   --                3,171
   Other liabilities..................                   --                    1
                                        --------------------  ------------------
   Total liabilities..................                   34                3,172
                                        --------------------  ------------------

NET ASSETS:
   For contract liabilities...........   $           20,177   $        3,244,553
                                        ====================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                  944              145,602
   Minimum unit fair value #*.........   $        21.300966   $        18.909666
   Maximum unit fair value #*.........   $        22.419186   $        27.617421
   Contract liablility................   $           20,177   $        3,244,553

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                   --                   --
   Minimum unit fair value #*.........                   --                   --
   Maximum unit fair value #*.........                   --                   --
   Contract liablility................                   --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(20) Formerly Wells Fargo Advantage Asset Allocation Fund. Change effective December 15, 2015.

(21) Formerly Wells Fargo Advantage Emerging Markets Equity Fund. Change effective December 15, 2015.

(22) Formerly Wells Fargo Advantage Utility & Telecommunications Fund. Change effective December 15, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-22

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-23

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                           ALGER MID CAP      ALGER SMALL CAP         NUVEEN
                                              GROWTH              GROWTH              MID CAP             NUVEEN
                                        INSTITUTIONAL FUND  INSTITUTIONAL FUND      INDEX FUND        SMALL CAP INDEX
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              58,670              17,549             200,031               5,065
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        1,025,251  $          400,486  $        3,175,104  $           70,104
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        1,309,520  $          265,860  $        3,244,504  $           66,908
   Due from Sponsor Company...........                  --                  --               1,927                  --
   Receivable from fund shares sold...                 150                   8                  --                  --
   Other assets.......................                   1                   5                  --                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,309,671             265,873           3,246,431              66,911
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 178                  40                  --                   9
   Payable for fund shares purchased..                  --                  --               1,947                  14
   Other liabilities..................                   6                  --                   3                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 184                  40               1,950                  23
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,309,487  $          265,833  $        3,244,481  $           66,888
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              93,909              19,275             171,095               4,667
   Minimum unit fair value #*.........  $        12.572272  $        13.184534  $        18.531327  $        13.682353
   Maximum unit fair value #*.........  $        17.960531  $        14.251494  $        19.935771  $        14.544150
   Contract liablility................  $        1,309,487  $          265,833  $        3,244,481  $           66,888

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                                                       NUVEEN SANTA
                                              NUVEEN          NUVEEN MID CAP          NUVEEN              BARBARA
                                              EQUITY              GROWTH             SMALL CAP           DIVIDEND
                                            INDEX FUND      OPPORTUNITIES FUND      SELECT FUND         GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              39,046              10,249               3,317                 381
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        1,022,180  $          424,993  $           37,634  $           13,090
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        1,025,361  $          378,399  $           28,728  $           12,438
   Due from Sponsor Company...........                 389                  --                  --                 218
   Receivable from fund shares sold...                  --                  12                   5                  --
   Other assets.......................                  --                   1                   1                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,025,750             378,412              28,734              12,657
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  28                  17                  --
   Payable for fund shares purchased..                 427                  --                  --                 227
   Other liabilities..................                   2                   2                   1                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 429                  30                  18                 228
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,025,321  $          378,382  $           28,716  $           12,429
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              53,301              18,217               1,610                 966
   Minimum unit fair value #*.........  $        18.795687  $        19.646734  $        17.360839  $        12.864962
   Maximum unit fair value #*.........  $        20.220167  $        21.135708  $        17.980511  $        12.864962
   Contract liablility................  $        1,025,321  $          378,382  $           28,716  $           12,429

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                             FIDELITY            FIDELITY
                                          ADVISOR EQUITY       ADVISOR VALUE
                                            GROWTH FUND       STRATEGIES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................               2,397                5,367
                                        ==================  ===================
     Cost.............................  $          176,535  $           156,909
                                        ==================  ===================
     Market Value.....................  $          228,473  $           206,783
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...                  20                   --
   Other assets.......................                   3                   --
                                        ------------------  -------------------
   Total assets.......................             228,496              206,783
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  44                    6
   Payable for fund shares purchased..                  --                   --
   Other liabilities..................                   1                   --
                                        ------------------  -------------------
   Total liabilities..................                  45                    6
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          228,451  $           206,777
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              14,134                8,365
   Minimum unit fair value #*.........  $        15.289263  $         24.719555
   Maximum unit fair value #*.........  $        18.844649  $         24.719555
   Contract liablility................  $          228,451  $           206,777

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-24

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-25

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                         FIDELITY ADVISOR                            FEDERATED           FEDERATED
                                             LEVERAGED           FEDERATED         FUND FOR U.S.        MDT MID CAP
                                              COMPANY             EQUITY            GOVERNMENT            GROWTH
                                            STOCK FUND       INCOME FUND, INC.    SECURITIES FUND     STRATEGIES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              58,735               5,844              34,538               2,467
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        2,547,922  $          134,925  $          263,526  $           92,662
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        3,023,692  $          127,929  $          257,656  $           81,837
   Due from Sponsor Company...........               4,800                  --                 158                  --
   Receivable from fund shares sold...                  --                  27                  --                  24
   Other assets.......................                  --                  --                   2                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           3,028,492             127,956             257,816              81,862
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  33                  --                  42
   Payable for fund shares purchased..               4,834                  --                 177                  --
   Other liabilities..................                   1                   2                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               4,835                  35                 178                  42
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        3,023,657  $          127,921  $          257,638  $           81,820
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             216,668               8,581              20,472               5,114
   Minimum unit fair value #*.........  $        12.892840  $        12.884337  $        12.326235  $        12.972573
   Maximum unit fair value #*.........  $        14.573836  $        16.321096  $        13.019553  $        16.477367
   Contract liablility................  $        3,023,657  $          127,921  $          257,638  $           81,820

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                             FEDERATED                               FEDERATED           FEDERATED
                                            HIGH INCOME          FEDERATED          SHORT-TERM         TOTAL RETURN
                                             BOND FUND         KAUFMANN FUND        INCOME FUND          BOND FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               2,184             879,989              11,555              26,938
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           16,163  $        4,934,156  $           97,656  $          297,460
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $           15,112  $        4,637,541  $           97,874  $          286,619
   Due from Sponsor Company...........                  --                 778                  --                  --
   Receivable from fund shares sold...                   9                  --                  --                  49
   Other assets.......................                  --                   1                  15                  89
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              15,121           4,638,320              97,889             286,757
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  22                  --                   8                  69
   Payable for fund shares purchased..                  --                 795                  --                  --
   Other liabilities..................                  --                   5                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  22                 800                   9                  69
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           15,099  $        4,637,520  $           97,880  $          286,688
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                 952             296,491               7,304              15,592
   Minimum unit fair value #*.........  $        14.820079  $        14.386548  $        13.400843  $        13.510958
   Maximum unit fair value #*.........  $        15.858378  $        19.017436  $        13.400843  $        44.103588
   Contract liablility................  $           15,099  $        4,637,520  $           97,880  $          286,688

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                             FEDERATED           FEDERATED
                                           CLOVER SMALL        INTERNATIONAL
                                            VALUE FUND         LEADERS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................               1,645                   32
                                        ==================  ===================
     Cost.............................  $           39,638  $             1,066
                                        ==================  ===================
     Market Value.....................  $           37,398  $               981
   Due from Sponsor Company...........                  10                   --
   Receivable from fund shares sold...                  --                    3
   Other assets.......................                  --                    3
                                        ------------------  -------------------
   Total assets.......................              37,408                  987
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   13
   Payable for fund shares purchased..                  20                   --
   Other liabilities..................                   1                   --
                                        ------------------  -------------------
   Total liabilities..................                  21                   13
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $           37,387  $               974
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               2,638                   70
   Minimum unit fair value #*.........  $        13.683044  $         13.741611
   Maximum unit fair value #*.........  $        14.180281  $         14.175006
   Contract liablility................  $           37,387  $               974

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-26

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-27

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                          FIDELITY(R) VIP
                                              GROWTH          FIDELITY(R) VIP     FIDELITY(R) VIP     FIDELITY(R) VIP
                                           OPPORTUNITIES         OVERSEAS        VALUE STRATEGIES        BALANCED
                                             PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              12,645               6,022              12,109              90,541
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          305,659  $          111,645  $          138,770  $        1,418,778
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          401,481  $          114,896  $          176,062  $        1,473,105
   Due from Sponsor Company...........                  --                  --                  --                  30
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                  --                   1                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             401,481             114,897             176,062           1,473,135
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   8                   7                  --                  --
   Payable for fund shares purchased..                  --                  --                  --                  30
   Other liabilities..................                   1                   1                   1                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                   9                   8                   1                  31
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          401,472  $          114,889  $          176,061  $        1,473,104
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              19,524               9,499              10,651              81,885
   Minimum unit fair value #*.........  $        20.562530  $        12.094417  $        16.530011  $        17.124421
   Maximum unit fair value #*.........  $        20.562530  $        12.094417  $        16.530011  $        17.124421
   Contract liablility................  $          401,472  $          114,889  $          176,061  $        1,402,233

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --               4,139
   Minimum unit fair value #*.........                  --                  --                  --  $         17.12273
   Maximum unit fair value #*.........                  --                  --                  --  $         17.12273
   Contract liablility................                  --                  --                  --  $           70,871

                                          FIDELITY(R) VIP
                                             GROWTH &         FIDELITY(R) VIP     FIDELITY(R) VIP     FIDELITY(R) VIP
                                              INCOME           FREEDOM 2020        FREEDOM 2030        FREEDOM 2015
                                             PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              11,658              15,517              57,150               6,743
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          200,790  $          200,243  $          751,735  $           85,866
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          220,096  $          192,100  $          721,237  $           82,202
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                  --                  --                  42                  --
   Other assets.......................                  --                   3                   3                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             220,096             192,103             721,282              82,203
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   6                  49                   8
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                   2                  --                   2                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                   2                   6                  51                   8
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          220,094  $          192,097  $          721,231  $           82,195
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              13,371               8,585              28,827               3,994
   Minimum unit fair value #*.........  $        16.460663  $        22.375739  $        23.468367  $        20.576996
   Maximum unit fair value #*.........  $        16.460663  $        22.375739  $        25.019316  $        20.576996
   Contract liablility................  $          220,094  $          192,097  $          721,231  $           82,195

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                          FIDELITY(R) VIP     FIDELITY(R) VIP
                                           FREEDOM 2025      FUNDSMANAGER 70%
                                             PORTFOLIO           PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              60,766                   60
                                        ==================  ===================
     Cost.............................  $          810,513  $               746
                                        ==================  ===================
     Market Value.....................  $          774,158  $               725
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...                  14                   --
   Other assets.......................                  --                    2
                                        ------------------  -------------------
   Total assets.......................             774,172                  727
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  21                    2
   Payable for fund shares purchased..                  --                   --
   Other liabilities..................                  --                   --
                                        ------------------  -------------------
   Total liabilities..................                  21                    2
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          774,151  $               725
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              32,312                   32
   Minimum unit fair value #*.........  $        23.958262  $         22.284378
   Maximum unit fair value #*.........  $        23.958262  $         22.284378
   Contract liablility................  $          774,151  $               725

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-28

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-29

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                        FIDELITY ADVISOR(R)       TEMPLETON            TEMPLETON           FRANKLIN
                                          STOCK SELECTOR           GLOBAL             DEVELOPING             HIGH
                                           ALL CAP FUND      OPPORTUNITIES TRUST     MARKETS TRUST        INCOME FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                        -------------------  -------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................                  92                2,817               64,551             716,032
                                        ===================  ===================  ==================  ==================
     Cost.............................  $            2,760   $           56,358   $        1,297,822  $        1,444,327
                                        ===================  ===================  ==================  ==================
     Market Value.....................  $            3,078   $           50,141   $          877,245  $        1,188,614
   Due from Sponsor Company...........                  --                   --                   --                 132
   Receivable from fund shares sold...                   7                   15                  946                  --
   Other assets.......................                   1                    5                   10                   6
                                        -------------------  -------------------  ------------------  ------------------
   Total assets.......................               3,086               50,161              878,201           1,188,752
                                        -------------------  -------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  10                   27                  979                  --
   Payable for fund shares purchased..                  --                   --                   --                 166
   Other liabilities..................                   1                    1                   --                  --
                                        -------------------  -------------------  ------------------  ------------------
   Total liabilities..................                  11                   28                  979                 166
                                        -------------------  -------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $            3,075   $           50,133   $          877,222  $        1,188,586
                                        ===================  ===================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                 201                2,530              106,515              82,313
   Minimum unit fair value #*.........  $        15.288448   $        19.733381   $         6.913796  $        13.473393
   Maximum unit fair value #*.........  $        15.288448   $        20.418240   $        10.608795  $        15.259650
   Contract liablility................  $            3,075   $           50,133   $          877,222  $        1,188,586

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --                   --                  --
   Minimum unit fair value #*.........                  --                   --                   --                  --
   Maximum unit fair value #*.........                  --                   --                   --                  --
   Contract liablility................                  --                   --                   --                  --

                                             FRANKLIN            TEMPLETON           FRANKLIN            FRANKLIN
                                             STRATEGIC            GLOBAL          U.S. GOVERNMENT        SMALL CAP
                                            INCOME FUND          BOND FUND        SECURITIES FUND       VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             397,695             515,118              83,539              49,843
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        4,072,767  $        6,365,064  $          552,323  $        2,410,948
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        3,638,912  $        5,965,067  $          530,470  $        2,219,014
   Due from Sponsor Company...........                 874               3,717                  12                  --
   Receivable from fund shares sold...                  --                  --                  --               1,312
   Other assets.......................                   2                   3                  --                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           3,639,788           5,968,787             530,482           2,220,328
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --               1,350
   Payable for fund shares purchased..                 895               3,748                  22                  --
   Other liabilities..................                  --                  --                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 895               3,748                  23               1,350
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        3,638,893  $        5,965,039  $          530,459  $        2,218,978
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             259,612             362,018              40,229             118,980
   Minimum unit fair value #*.........  $        13.376281  $        14.771914  $        12.924869  $        12.791479
   Maximum unit fair value #*.........  $        15.127563  $        17.848839  $        13.543991  $        44.520000
   Contract liablility................  $        3,638,893  $        5,965,039  $          530,459  $        2,218,978

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             FRANKLIN
                                           MUTUAL GLOBAL         TEMPLETON
                                          DISCOVERY FUND        GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             403,935               92,055
                                        ==================  ===================
     Cost.............................  $       12,410,843  $         2,014,007
                                        ==================  ===================
     Market Value.....................  $       11,657,553  $         2,016,916
   Due from Sponsor Company...........               4,950                  310
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                   1                    1
                                        ------------------  -------------------
   Total assets.......................          11,662,504            2,017,227
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   --
   Payable for fund shares purchased..               4,992                  340
   Other liabilities..................                   7                    1
                                        ------------------  -------------------
   Total liabilities..................               4,999                  341
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $       11,657,505  $         2,016,886
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             874,786              143,194
   Minimum unit fair value #*.........  $        12.395465  $          9.421687
   Maximum unit fair value #*.........  $        16.944802  $         33.292268
   Contract liablility................  $       11,657,505  $         2,016,886

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-30

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-31

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                     FRANKLIN            FRANKLIN
                                             FRANKLIN            FRANKLIN              TOTAL           BALANCE SHEET
                                            INCOME FUND         GROWTH FUND         RETURN FUND       INVESTMENT FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................           3,761,614             135,138              36,136              80,008
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        8,402,083  $        9,244,679  $          360,517  $        3,646,468
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        7,899,390  $        9,915,045  $          345,463  $        2,671,472
   Due from Sponsor Company...........                  --               1,632                  86                  --
   Receivable from fund shares sold...                 356                  --                  --                 193
   Other assets.......................                   3                   2                  11                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           7,899,749           9,916,679             345,560           2,671,668
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 369                  --                  --                 200
   Payable for fund shares purchased..                  --               1,658                 114                  --
   Other liabilities..................                  --                   2                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 369               1,660                 115                 200
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        7,899,380  $        9,915,019  $          345,445  $        2,671,468
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             602,058             555,159              24,917             114,319
   Minimum unit fair value #*.........  $        12.049236  $        16.130218  $        13.347427  $        20.653887
   Maximum unit fair value #*.........  $        15.159724  $        20.693734  $        14.669211  $        23.401603
   Contract liablility................  $        7,899,380  $        9,915,019  $          345,445  $        2,671,468

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             FRANKLIN            FRANKLIN            FRANKLIN            FRANKLIN
                                              MUTUAL              MUTUAL           SMALL-MID CAP       CONSERVATIVE
                                            BEACON FUND         SHARES FUND         GROWTH FUND       ALLOCATION FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              77,307             176,356             158,735             216,254
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        1,092,553  $        4,470,156  $        5,768,280  $        2,956,231
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        1,097,761  $        4,546,461  $        5,127,149  $        2,897,808
   Due from Sponsor Company...........                   9                  --                 348                  --
   Receivable from fund shares sold...                  --                  79                  --                  33
   Other assets.......................                  --                  --                   3                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,097,770           4,546,540           5,127,500           2,897,842
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  98                  --                  55
   Payable for fund shares purchased..                  39                  --                 382                  --
   Other liabilities..................                   3                   1                  --                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  42                  99                 382                  58
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,097,728  $        4,546,441  $        5,127,118  $        2,897,784
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              86,904             300,271             298,234             215,901
   Minimum unit fair value #*.........  $        10.816636  $        11.231921  $        12.483370  $        12.508359
   Maximum unit fair value #*.........  $        14.085048  $        20.995765  $        23.169797  $        14.640066
   Contract liablility................  $        1,097,728  $        4,546,441  $        5,127,118  $        2,897,784

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             FRANKLIN            FRANKLIN
                                              GROWTH             MODERATE
                                          ALLOCATION FUND     ALLOCATION FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             347,834              508,148
                                        ==================  ===================
     Cost.............................  $        5,777,251  $         7,510,817
                                        ==================  ===================
     Market Value.....................  $        5,916,664  $         7,363,064
   Due from Sponsor Company...........                  48                3,080
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                   1                   --
                                        ------------------  -------------------
   Total assets.......................           5,916,713            7,366,144
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   --
   Payable for fund shares purchased..                  66                3,087
   Other liabilities..................                  --                    1
                                        ------------------  -------------------
   Total liabilities..................                  66                3,088
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        5,916,647  $         7,363,056
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             410,195              519,107
   Minimum unit fair value #*.........  $        12.939346  $         12.967508
   Maximum unit fair value #*.........  $        16.132303  $         15.583278
   Contract liablility................  $        5,916,647  $         7,363,056

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-32

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-33

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                 FRANKLIN                              GOLDMAN SACHS
                                             TEMPLETON         SMALL-MID CAP     HIGHLAND PREMIER         INCOME
                                           FOREIGN FUND         GROWTH FUND        GROWTH EQUITY       BUILDER FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................           1,837,969               8,051               2,607               3,587
                                        ==================  ==================  ==================  ==================
     Cost.............................  $       13,077,000  $          180,020  $           88,310  $           70,880
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $       11,726,239  $          153,687  $           85,854  $           74,715
   Due from Sponsor Company...........               1,587               7,952                  48                  --
   Receivable from fund shares sold...                  --                  --                  --                  14
   Other assets.......................                   7                   1                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................          11,727,833             161,640              85,902              74,730
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --                  25
   Payable for fund shares purchased..               1,597               7,960                  57                  --
   Other liabilities..................                  --                   1                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               1,597               7,961                  58                  25
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $       11,726,236  $          153,679  $           85,844  $           74,705
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             638,694               8,420               4,353               3,908
   Minimum unit fair value #*.........  $         9.379187  $        18.251231  $        18.790372  $        15.051709
   Maximum unit fair value #*.........  $        20.729587  $        18.251231  $        32.930000  $        26.360708
   Contract liablility................  $       11,726,236  $          153,679  $           85,844  $           74,705

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                           GOLDMAN SACHS       GOLDMAN SACHS       GOLDMAN SACHS       GOLDMAN SACHS
                                              CAPITAL           CORE FIXED          U.S. EQUITY         GOVERNMENT
                                            GROWTH FUND         INCOME FUND        INSIGHTS FUND        INCOME FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................                  37               9,833                  22             153,182
                                        ==================  ==================  ==================  ==================
     Cost.............................  $              867  $           99,831  $              540  $        2,314,432
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $              865  $          101,579  $              871  $        2,254,840
   Due from Sponsor Company...........                  --                  --                  --               2,002
   Receivable from fund shares sold...                   4                  53                   1                  --
   Other assets.......................                   1                   6                  --                  24
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................                 870             101,638                 872           2,256,866
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   9                  63                   8                  --
   Payable for fund shares purchased..                  --                  --                  --               2,040
   Other liabilities..................                   2                  --                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  11                  63                   9               2,040
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $              859  $          101,575  $              863  $        2,254,826
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                  48               7,975                  56             170,122
   Minimum unit fair value #*.........  $        15.971889  $        12.608005  $        15.346224  $        12.289236
   Maximum unit fair value #*.........  $        17.882637  $        12.784516  $        15.346224  $        14.720000
   Contract liablility................  $              859  $          101,575  $              863  $        2,254,826

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                           GOLDMAN SACHS       GOLDMAN SACHS
                                             GROWTH &             GROWTH
                                            INCOME FUND     OPPORTUNITIES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................               5,994               44,000
                                        ==================  ===================
     Cost.............................  $          141,108  $         1,036,296
                                        ==================  ===================
     Market Value.....................  $          185,448  $           907,720
   Due from Sponsor Company...........                  --                  560
   Receivable from fund shares sold...                  46                   --
   Other assets.......................                   1                   --
                                        ------------------  -------------------
   Total assets.......................             185,495              908,280
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  65                   --
   Payable for fund shares purchased..                  --                  596
   Other liabilities..................                  --                   --
                                        ------------------  -------------------
   Total liabilities..................                  65                  596
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          185,430  $           907,684
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              13,304               50,356
   Minimum unit fair value #*.........  $        11.639338  $         16.853842
   Maximum unit fair value #*.........  $        14.613672  $         21.509731
   Contract liablility................  $          185,430  $           907,684

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-34

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-35

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                           GOLDMAN SACHS
                                              FOCUSED          GOLDMAN SACHS       GOLDMAN SACHS       GOLDMAN SACHS
                                           INTERNATIONAL          MID CAP            SMALL CAP           STRATEGIC
                                            EQUITY FUND         VALUE FUND          VALUE FUND          GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               1,378             138,102              89,282               1,672
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           24,012  $        5,398,320  $        4,296,977  $           19,612
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $           23,836  $        4,547,705  $        4,173,938  $           19,393
   Due from Sponsor Company...........                  --                 466                  --                  --
   Receivable from fund shares sold...                  12                  --                 231                   6
   Other assets.......................                  --                   1                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              23,848           4,548,172           4,174,169              19,399
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  14                  --                 255                  19
   Payable for fund shares purchased..                  --                 479                  --                  --
   Other liabilities..................                   1                   1                   2                   4
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  15                 480                 257                  23
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           23,833  $        4,547,692  $        4,173,912  $           19,376
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               2,717             161,260             247,853               1,139
   Minimum unit fair value #*.........  $         8.202440  $        13.125783  $        15.366897  $        15.876261
   Maximum unit fair value #*.........  $         9.864321  $        69.779811  $        18.749603  $        18.867105
   Contract liablility................  $           23,833  $        4,547,692  $        4,173,912  $           19,376

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                           GOLDMAN SACHS       GOLDMAN SACHS       GOLDMAN SACHS        GOLDMAN SACHS
                                               HIGH              LARGE CAP         SMALL/MID CAP          SATELLITE
                                            YIELD FUND          VALUE FUND          GROWTH FUND     STRATEGIES PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  --------------------
ASSETS:
   Investments:
     Number of shares.................             742,939              25,833              30,820                   98
                                        ==================  ==================  ==================  ====================
     Cost.............................  $        5,202,727  $          368,310  $          584,919   $              789
                                        ==================  ==================  ==================  ====================
     Market Value.....................  $        4,479,922  $          393,691  $          596,064   $              731
   Due from Sponsor Company...........                 875                  --                  --                   --
   Receivable from fund shares sold...                  --                  91                  23                   --
   Other assets.......................                  --                   1                  --                   --
                                        ------------------  ------------------  ------------------  --------------------
   Total assets.......................           4,480,797             393,783             596,087                  731
                                        ------------------  ------------------  ------------------  --------------------

LIABILITIES:
   Due to Sponsor.....................                  --                 132                  36                    8
   Payable for fund shares purchased..                 902                  --                  --                   --
   Other liabilities..................                 150                  --                   2                   --
                                        ------------------  ------------------  ------------------  --------------------
   Total liabilities..................               1,052                 132                  38                    8
                                        ------------------  ------------------  ------------------  --------------------

NET ASSETS:
   For contract liabilities...........  $        4,479,745  $          393,651  $          596,049   $              723
                                        ==================  ==================  ==================  ====================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             262,029              31,904              15,643                   68
   Minimum unit fair value #*.........  $         6.030000  $        11.870371  $        35.760076   $        10.639319
   Maximum unit fair value #*.........  $        17.634649  $        12.665333  $        38.942496   $        10.639319
   Contract liablility................  $        4,479,745  $          393,651  $          596,049   $              723

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                   --
   Minimum unit fair value #*.........                  --                  --                  --                   --
   Maximum unit fair value #*.........                  --                  --                  --                   --
   Contract liablility................                  --                  --                  --                   --


                                           JOHN HANCOCK          HARTFORD
                                             SMALL CAP           BALANCED
                                            EQUITY FUND          HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              18,742              312,623
                                        ==================  ===================
     Cost.............................  $          524,650  $         7,516,294
                                        ==================  ===================
     Market Value.....................  $          601,446  $         8,323,088
   Due from Sponsor Company...........                 205                1,414
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                  --                   --
                                        ------------------  -------------------
   Total assets.......................             601,651            8,324,502
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   --
   Payable for fund shares purchased..                 220                1,442
   Other liabilities..................                   3                   --
                                        ------------------  -------------------
   Total liabilities..................                 223                1,442
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          601,428  $         8,323,060
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              35,594              515,547
   Minimum unit fair value #*.........  $        15.560281  $         11.912147
   Maximum unit fair value #*.........  $        17.630812  $         26.620000
   Contract liablility................  $          601,428  $         8,323,060

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-36

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-37

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                 HARTFORD            HARTFORD
                                             HARTFORD             CAPITAL            DIVIDEND          THE HARTFORD
                                           TOTAL RETURN        APPRECIATION         AND GROWTH          HEALTHCARE
                                           BOND HLS FUND         HLS FUND            HLS FUND            HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................           1,763,034             672,585           1,596,734             153,314
                                        ==================  ==================  ==================  ==================
     Cost.............................  $       20,075,331  $       35,795,403  $       36,453,575  $        4,154,408
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $       19,258,879  $       29,889,662  $       35,256,474  $        4,596,428
   Due from Sponsor Company...........                  --               2,492               4,701                 380
   Receivable from fund shares sold...               5,118                  --                  --                  --
   Other assets.......................                   2                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................          19,263,999          29,892,154          35,261,175           4,596,808
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................               5,168                  --                  --                  --
   Payable for fund shares purchased..                  --               2,502               4,747                 450
   Other liabilities..................                   2                   6                   3                  17
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               5,170               2,508               4,750                 467
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $       19,258,829  $       29,889,646  $       35,256,425  $        4,596,341
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......           1,466,944           1,054,062           4,188,603             230,718
   Minimum unit fair value #*.........  $         9.817507  $        15.057695  $         5.978095  $        13.720394
   Maximum unit fair value #*.........  $        19.592159  $        41.071799  $        24.921227  $        52.561893
   Contract liablility................  $       19,156,378  $       29,858,041  $       35,235,367  $        4,596,341

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......               7,520               1,814               1,188                  --
   Minimum unit fair value #*.........  $         13.62380  $         17.42282  $         17.72559                  --
   Maximum unit fair value #*.........  $         13.62380  $         17.42282  $         17.72559                  --
   Contract liablility................  $          102,451  $           31,605  $           21,058                  --

                                                                 HARTFORD            HARTFORD
                                             HARTFORD             GROWTH           INTERNATIONAL         HARTFORD
                                           GLOBAL GROWTH       OPPORTUNITIES       OPPORTUNITIES          MIDCAP
                                             HLS FUND            HLS FUND            HLS FUND            HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              40,708             184,049              65,542             600,609
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          927,773  $        6,199,141  $          927,427  $       20,597,981
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          988,201  $        6,254,534  $          932,767  $       20,216,514
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                 634                 604                  --               3,493
   Other assets.......................                   3                  --                   2                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             988,838           6,255,138             932,769          20,220,009
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 708                 636                  50               3,510
   Payable for fund shares purchased..                  --                  --                  12                  --
   Other liabilities..................                   3                   6                   1                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 711                 642                  63               3,511
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          988,127  $        6,254,496  $          932,706  $       20,216,498
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              81,299             322,901              67,605             582,628
   Minimum unit fair value #*.........  $        10.850649  $        16.688790  $        11.124302  $        10.329947
   Maximum unit fair value #*.........  $        16.054211  $        34.860000  $        14.947274  $        36.632609
   Contract liablility................  $          988,127  $        6,254,496  $          932,706  $       20,216,498

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                             HARTFORD            HARTFORD
                                            ULTRASHORT         SMALL COMPANY
                                           BOND HLS FUND         HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             504,801              382,010
                                        ==================  ===================
     Cost.............................  $        5,048,350  $         7,536,692
                                        ==================  ===================
     Market Value.....................  $        5,037,642  $         6,629,666
   Due from Sponsor Company...........              23,001                1,252
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                   9                   --
                                        ------------------  -------------------
   Total assets.......................           5,060,652            6,630,918
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   --
   Payable for fund shares purchased..              23,079                1,309
   Other liabilities..................                  --                    3
                                        ------------------  -------------------
   Total liabilities..................              23,079                1,312
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        5,037,573  $         6,629,606
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             498,951              970,554
   Minimum unit fair value #*.........  $         3.581627  $          4.087908
   Maximum unit fair value #*.........  $        12.576605  $         28.219168
   Contract liablility................  $        4,972,155  $         6,629,606

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......               6,411                   --
   Minimum unit fair value #*.........  $         10.20402                   --
   Maximum unit fair value #*.........  $         10.20402                   --
   Contract liablility................  $           65,418                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-38

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-39

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                     HARTFORD
                                             HARTFORD                             U.S. GOVERNMENT
                                          SMALLCAP GROWTH        HARTFORD           SECURITIES           HARTFORD
                                             HLS FUND         STOCK HLS FUND         HLS FUND         VALUE HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              22,294              84,579              92,370              95,503
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          602,826  $        4,248,609  $          978,261  $        1,259,096
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          551,261  $        5,417,253  $          955,104  $        1,487,505
   Due from Sponsor Company...........                  56                  --                 390                  --
   Receivable from fund shares sold...                  --               5,871                  --                  92
   Other assets.......................                   3                   3                  --                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             551,320           5,423,127             955,494           1,487,600
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --               5,922                  --                 128
   Payable for fund shares purchased..                 104                  --                 411                  --
   Other liabilities..................                  --                   4                   3                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 104               5,926                 414                 131
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          551,216  $        5,417,201  $          955,080  $        1,487,469
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              26,692             296,457              88,727              83,712
   Minimum unit fair value #*.........  $        18.166908  $        14.064606  $        10.204663  $        15.580000
   Maximum unit fair value #*.........  $        24.930000  $        38.886869  $        11.486003  $        18.679175
   Contract liablility................  $          551,216  $        5,417,201  $          955,080  $        1,487,469

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                           THE HARTFORD                            THE HARTFORD        THE HARTFORD
                                            CHECKS AND         THE HARTFORD        DIVIDEND AND        INTERNATIONAL
                                           BALANCES FUND        HIGH YIELD          GROWTH FUND     OPPORTUNITIES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              38,253               4,563              80,745              28,489
                                        ==================  ==================  ==================  ===================
     Cost.............................  $          405,918  $           34,299  $        1,799,150  $          451,155
                                        ==================  ==================  ==================  ===================
     Market Value.....................  $          364,172  $           31,071  $        1,840,984  $          422,778
   Due from Sponsor Company...........               2,469                  --               2,043                 274
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                   1                   2                  --                  --
                                        ------------------  ------------------  ------------------  -------------------
   Total assets.......................             366,642              31,073           1,843,027             423,052
                                        ------------------  ------------------  ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  19                  --                  --
   Payable for fund shares purchased..               2,483                  --               2,047                 279
   Other liabilities..................                  --                   1                   5                   4
                                        ------------------  ------------------  ------------------  -------------------
   Total liabilities..................               2,483                  20               2,052                 283
                                        ------------------  ------------------  ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          364,159  $           31,053  $        1,840,975  $          422,769
                                        ==================  ==================  ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              23,580               2,160              85,063              33,714
   Minimum unit fair value #*.........  $        15.121351  $        13.660661  $        14.984957  $        11.525520
   Maximum unit fair value #*.........  $        15.799099  $        14.587085  $        28.941494  $        13.968681
   Contract liablility................  $          364,159  $           31,053  $        1,840,975  $          422,769

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                                               THE HARTFORD
                                           THE HARTFORD            SMALL
                                            MIDCAP FUND        COMPANY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              25,808               60,413
                                        ==================  ===================
     Cost.............................  $          683,810  $         1,312,909
                                        ==================  ===================
     Market Value.....................  $          691,130  $         1,135,773
   Due from Sponsor Company...........                  --                2,186
   Receivable from fund shares sold...                  57                   --
   Other assets.......................                   1                    3
                                        ------------------  -------------------
   Total assets.......................             691,188            1,137,962
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  83                   --
   Payable for fund shares purchased..                  --                2,218
   Other liabilities..................                  --                    1
                                        ------------------  -------------------
   Total liabilities..................                  83                2,219
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          691,105  $         1,135,743
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              35,450               69,161
   Minimum unit fair value #*.........  $        19.241354  $         13.817157
   Maximum unit fair value #*.........  $        20.103770  $         29.889160
   Contract liablility................  $          691,105  $         1,135,743

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-40

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-41

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                           THE HARTFORD                            THE HARTFORD         THE HARTFORD
                                           TOTAL RETURN        THE HARTFORD           GROWTH                VALUE
                                             BOND FUND        HEALTHCARE FUND   OPPORTUNITIES FUND   OPPORTUNITIES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              38,487               5,347               1,967                  500
                                        ==================  ==================  ===================  ===================
     Cost.............................  $          410,046  $          170,662  $           74,225   $            9,810
                                        ==================  ==================  ===================  ===================
     Market Value.....................  $          396,421  $          200,347  $           77,590   $            8,466
   Due from Sponsor Company...........               1,379                  --                  --                   --
   Receivable from fund shares sold...                  --                   6                  23                    2
   Other assets.......................                  18                  --                  --                    1
                                        ------------------  ------------------  -------------------  -------------------
   Total assets.......................             397,818             200,353              77,613                8,469
                                        ------------------  ------------------  -------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  33                  46                   13
   Payable for fund shares purchased..               1,424                  --                  --                   --
   Other liabilities..................                  --                   7                   3                   --
                                        ------------------  ------------------  -------------------  -------------------
   Total liabilities..................               1,424                  40                  49                   13
                                        ------------------  ------------------  -------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          396,394  $          200,313  $           77,564   $            8,456
                                        ==================  ==================  ===================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              30,470               6,679               3,635                  682
   Minimum unit fair value #*.........  $        12.205396  $        24.855821  $        18.080202   $        12.226547
   Maximum unit fair value #*.........  $        13.368614  $        42.181553  $        34.844021   $        13.056817
   Contract liablility................  $          396,394  $          200,313  $           77,564   $            8,456

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                   --
   Minimum unit fair value #*.........                  --                  --                  --                   --
   Maximum unit fair value #*.........                  --                  --                  --                   --
   Contract liablility................                  --                  --                  --                   --

                                             HARTFORD           THE HARTFORD          THE HARTFORD         THE HARTFORD
                                             MODERATE           CONSERVATIVE             CAPITAL              GROWTH
                                          ALLOCATION FUND      ALLOCATION FUND      APPRECIATION FUND     ALLOCATION FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                        -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              271,758              132,250              281,266              306,773
                                        ===================  ===================  ===================  ===================
     Cost.............................  $         3,184,233   $        1,353,952   $        9,362,411   $        3,594,164
                                        ===================  ===================  ===================  ===================
     Market Value.....................  $         2,905,154   $        1,259,821   $        9,224,053   $        3,117,324
   Due from Sponsor Company...........                   --                   --                1,941                2,902
   Receivable from fund shares sold...               31,145                  196                   --                   --
   Other assets.......................                    2                    2                   --                    2
                                        -------------------  -------------------  -------------------  -------------------
   Total assets.......................            2,936,301            1,260,019            9,225,994            3,120,228
                                        -------------------  -------------------  -------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................               31,191                  225                   --                   --
   Payable for fund shares purchased..                   --                   --                1,991                2,935
   Other liabilities..................                    2                    1                    2                    1
                                        -------------------  -------------------  -------------------  -------------------
   Total liabilities..................               31,193                  226                1,993                2,936
                                        -------------------  -------------------  -------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $         2,905,108   $        1,259,793   $        9,224,001   $        3,117,292
                                        ===================  ===================  ===================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              238,819               99,877              617,470              243,987
   Minimum unit fair value #*.........  $         11.463828   $        10.880395   $        13.970272   $        12.155128
   Maximum unit fair value #*.........  $         18.624862   $        15.610382   $        30.454436   $        22.325492
   Contract liablility................  $         2,905,108   $        1,259,793   $        9,224,001   $        3,117,292

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                   --                   --                   --                   --
   Minimum unit fair value #*.........                   --                   --                   --                   --
   Maximum unit fair value #*.........                   --                   --                   --                   --
   Contract liablility................                   --                   --                   --                   --

                                                                  THE HARTFORD
                                            THE HARTFORD             EQUITY
                                         INFLATION PLUS FUND       INCOME FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
                                        --------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................               38,659                28,069
                                        ====================  ===================
     Cost.............................   $          438,237    $          493,523
                                        ====================  ===================
     Market Value.....................   $          405,146    $          475,773
   Due from Sponsor Company...........                  250                 1,063
   Receivable from fund shares sold...                   --                    --
   Other assets.......................                    1                    --
                                        --------------------  -------------------
   Total assets.......................              405,397               476,836
                                        --------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                   --                    --
   Payable for fund shares purchased..                  293                 1,087
   Other liabilities..................                   --                     1
                                        --------------------  -------------------
   Total liabilities..................                  293                 1,088
                                        --------------------  -------------------

NET ASSETS:
   For contract liabilities...........   $          405,104    $          475,748
                                        ====================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               34,080                25,330
   Minimum unit fair value #*.........   $        11.624033    $        18.328692
   Maximum unit fair value #*.........   $        12.659137    $        19.318793
   Contract liablility................   $          405,104    $          475,748

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                   --                    --
   Minimum unit fair value #*.........                   --                    --
   Maximum unit fair value #*.........                   --                    --
   Contract liablility................                   --                    --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-42

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-43

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                               THE HARTFORD
                                           THE HARTFORD        INTERNATIONAL       THE HARTFORD     HOTCHKIS AND WILEY
                                             BALANCED              SMALL              MIDCAP             LARGE CAP
                                            INCOME FUND        COMPANY FUND         VALUE FUND          VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................               9,364               2,125               4,918              25,770
                                        ==================  ==================  ==================  ===================
     Cost.............................  $          119,778  $           31,288  $           81,370  $          583,573
                                        ==================  ==================  ==================  ===================
     Market Value.....................  $          121,263  $           30,829  $           71,011  $          627,747
   Due from Sponsor Company...........                  --                 268                  67                  --
   Receivable from fund shares sold...                  15                  --                  --                  44
   Other assets.......................                  --                  --                  --                   4
                                        ------------------  ------------------  ------------------  -------------------
   Total assets.......................             121,278              31,097              71,078             627,795
                                        ------------------  ------------------  ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  31                  --                  --                  66
   Payable for fund shares purchased..                  --                 283                  85                  --
   Other liabilities..................                   2                   1                   2                   1
                                        ------------------  ------------------  ------------------  -------------------
   Total liabilities..................                  33                 284                  87                  67
                                        ------------------  ------------------  ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          121,245  $           30,813  $           70,991  $          627,728
                                        ==================  ==================  ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               8,695               2,356               4,883              36,635
   Minimum unit fair value #*.........  $        13.598498  $        12.982105  $        14.412374  $        15.911861
   Maximum unit fair value #*.........  $        14.349476  $        13.238468  $        14.841387  $        17.668263
   Contract liablility................  $          121,245  $           30,813  $           70,991  $          627,728

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                                                                    IVY GLOBAL
                                           INVESCO V.I.           INVESCO             NATURAL          IVY LARGE CAP
                                          TECHNOLOGY FUND     TECHNOLOGY FUND     RESOURCES FUND        GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               5,769               9,418             100,472              29,659
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           99,298  $          344,045  $        1,806,345  $          467,493
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          108,638  $          345,450  $        1,263,940  $          554,918
   Due from Sponsor Company...........               7,954                  13                  --                 723
   Receivable from fund shares sold...                  --                  --                 794                  --
   Other assets.......................                  --                   1                  12                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             116,592             345,464           1,264,746             555,641
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                 810                  --
   Payable for fund shares purchased..               7,960                  36                  --                 749
   Other liabilities..................                  --                   3                   3                   4
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               7,960                  39                 813                 753
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          108,632  $          345,425  $        1,263,933  $          554,888
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               6,203              23,459             215,409              30,293
   Minimum unit fair value #*.........  $        17.514013  $        12.676942  $         4.446213  $        17.091832
   Maximum unit fair value #*.........  $        17.514013  $        16.047165  $         7.397144  $        20.150821
   Contract liablility................  $          108,632  $          345,425  $        1,263,933  $          554,888

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --



                                           IVY SCIENCE &         IVY ASSET
                                          TECHNOLOGY FUND      STRATEGY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              24,705               68,360
                                        ==================  ===================
     Cost.............................  $        1,185,641  $         1,771,216
                                        ==================  ===================
     Market Value.....................  $        1,306,400  $         1,503,241
   Due from Sponsor Company...........                  --                  375
   Receivable from fund shares sold...                 232                   --
   Other assets.......................                   1                   --
                                        ------------------  -------------------
   Total assets.......................           1,306,633            1,503,616
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                 270                   --
   Payable for fund shares purchased..                  --                  377
   Other liabilities..................                  --                   --
                                        ------------------  -------------------
   Total liabilities..................                 270                  377
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        1,306,363  $         1,503,239
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              58,072               97,353
   Minimum unit fair value #*.........  $        21.272853  $         14.931895
   Maximum unit fair value #*.........  $        23.258359  $         16.261305
   Contract liablility................  $        1,306,363  $         1,503,239

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-44

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-45

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                JANUS ASPEN         JANUS ASPEN         JANUS ASPEN
                                            JANUS ASPEN       GLOBAL RESEARCH       ENTERPRISE           BALANCED
                                          FORTY PORTFOLIO        PORTFOLIO           PORTFOLIO           PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              60,155               8,371               4,897              14,960
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        2,440,017  $          303,506  $          289,096  $          433,014
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        2,187,837  $          336,834  $          280,740  $          449,984
   Due from Sponsor Company...........                 195                 187                  --                  --
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                  --                   2                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           2,188,032             337,023             280,740             449,984
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                   5                   9
   Payable for fund shares purchased..                 195                 194                  --                  --
   Other liabilities..................                  --                  --                   2                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 195                 194                   7                   9
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        2,187,837  $          336,829  $          280,733  $          449,975
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              94,627              22,909              12,438              23,920
   Minimum unit fair value #*.........  $        22.971700  $        14.069812  $        22.570159  $        18.811417
   Maximum unit fair value #*.........  $        22.971700  $        14.069812  $        22.570159  $        18.811417
   Contract liablility................  $        2,173,747  $          322,328  $          280,733  $          449,975

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                 613               1,031                  --                  --
   Minimum unit fair value #*.........  $         22.98532  $         14.06499                  --                  --
   Maximum unit fair value #*.........  $         22.98532  $         14.06499                  --                  --
   Contract liablility................  $           14,090  $           14,501                  --                  --

                                            JANUS ASPEN            JANUS
                                             OVERSEAS            FLEXIBLE              JANUS               JANUS
                                             PORTFOLIO           BOND FUND          FORTY FUND         BALANCED FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               7,575               2,249             203,807              79,174
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          334,914  $           23,567  $        6,712,046  $        2,290,113
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          218,170  $           23,182  $        5,748,008  $        2,288,934
   Due from Sponsor Company...........                  --                  --               1,891                  40
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                  --                  --                   7                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             218,170              23,182           5,749,906           2,288,976
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  10                  --                  --
   Payable for fund shares purchased..                  --                  --               1,909                  79
   Other liabilities..................                   2                   1                  --                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                   2                  11               1,909                  81
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          218,168  $           23,171  $        5,747,997  $        2,288,895
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              20,349               1,757             269,318             129,474
   Minimum unit fair value #*.........  $         8.324171  $        13.188404  $        17.604179  $        16.921108
   Maximum unit fair value #*.........  $        10.835861  $        13.188404  $        29.754007  $        18.350713
   Contract liablility................  $          218,168  $           23,171  $        5,747,997  $        2,288,895

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                               JANUS               JANUS
                                          ENTERPRISE FUND      OVERSEAS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              12,288               71,447
                                        ==================  ===================
     Cost.............................  $          949,432  $         2,512,379
                                        ==================  ===================
     Market Value.....................  $        1,035,879  $         1,966,927
   Due from Sponsor Company...........                 835                  287
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                  --                    2
                                        ------------------  -------------------
   Total assets.......................           1,036,714            1,967,216
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   --
   Payable for fund shares purchased..                 856                  316
   Other liabilities..................                   7                   --
                                        ------------------  -------------------
   Total liabilities..................                 863                  316
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        1,035,851  $         1,966,900
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              39,833              205,564
   Minimum unit fair value #*.........  $        25.507811  $          9.203867
   Maximum unit fair value #*.........  $        26.779470  $          9.757675
   Contract liablility................  $        1,035,851  $         1,966,900

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-46

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-47

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                    PRUDENTIAL
                                               JANUS              PERKINS        JENNISON NATURAL       PRUDENTIAL
                                              GLOBAL              MID CAP            RESOURCES       JENNISON MID-CAP
                                           RESEARCH FUND        VALUE FUND          FUND, INC.       GROWTH FUND, INC.
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               5,167              22,921              18,813              23,381
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          322,949  $          464,547  $          646,113  $          832,515
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          323,820  $          355,054  $          526,210  $          793,304
   Due from Sponsor Company...........                  --                  --                 139               1,085
   Receivable from fund shares sold...                  --                  20                  --                  --
   Other assets.......................                   1                   3                  15                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             323,821             355,077             526,364             794,389
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  19                  62                  --                  --
   Payable for fund shares purchased..                   6                  --                 168               1,105
   Other liabilities..................                  --                  --                   2                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  25                  62                 170               1,106
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          323,796  $          355,015  $          526,194  $          793,283
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              26,089              19,201              91,409              26,642
   Minimum unit fair value #*.........  $        10.350309  $        18.244963  $         5.488832  $        28.652103
   Maximum unit fair value #*.........  $        18.725693  $        19.594747  $         5.768195  $        30.884669
   Contract liablility................  $          323,796  $          355,015  $          526,194  $          793,283

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                            PRUDENTIAL           JPMORGAN                                JPMORGAN
                                          JENNISON 20/20         LARGE CAP           JPMORGAN            SMALL CAP
                                            FOCUS FUND          GROWTH FUND       CORE BOND FUND        EQUITY FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT (23)       SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              23,460               2,004             215,348               1,207
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          381,155  $           70,839  $        2,529,559  $           46,075
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          346,978  $           71,085  $        2,487,273  $           46,620
   Due from Sponsor Company...........                  --                  --               1,032                  33
   Receivable from fund shares sold...                  71                   2                  --                  --
   Other assets.......................                  --                  --                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             347,049              71,087           2,488,305              46,654
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  95                   8                  --                  --
   Payable for fund shares purchased..                  --                  --               1,051                  47
   Other liabilities..................                   6                  --                   3                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 101                   8               1,054                  48
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          346,948  $           71,079  $        2,487,251  $           46,606
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              12,321               4,818             186,199               1,411
   Minimum unit fair value #*.........  $        27.449967  $        14.751627  $        12.454436  $        32.558551
   Maximum unit fair value #*.........  $        28.890944  $        14.751627  $        13.563368  $        34.619995
   Contract liablility................  $          346,948  $           71,079  $        2,487,251  $           46,606

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                             JPMORGAN            JPMORGAN
                                             SMALL CAP           SMALL CAP
                                            GROWTH FUND         VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              30,479               33,144
                                        ==================  ===================
     Cost.............................  $          380,149  $           755,225
                                        ==================  ===================
     Market Value.....................  $          362,392  $           769,277
   Due from Sponsor Company...........                 600                  124
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                  --                    1
                                        ------------------  -------------------
   Total assets.......................             362,992              769,402
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   --
   Payable for fund shares purchased..                 643                  139
   Other liabilities..................                   2                   --
                                        ------------------  -------------------
   Total liabilities..................                 645                  139
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          362,347  $           769,263
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              10,348               22,238
   Minimum unit fair value #*.........  $        34.700111  $         32.048977
   Maximum unit fair value #*.........  $        37.404036  $         34.901442
   Contract liablility................  $          362,347  $           769,263

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(23)  Funded as of October 2, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-48

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-49

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                 JPMORGAN            JPMORGAN            JPMORGAN
                                             JPMORGAN         SMARTRETIREMENT     SMARTRETIREMENT     SMARTRETIREMENT
                                         U.S. EQUITY FUND        2015 FUND           2020 FUND           2025 FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             112,833              97,243             263,777             340,630
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        1,593,566  $        1,672,373  $        4,767,693  $        5,892,911
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        1,552,580  $        1,647,289  $        4,634,564  $        5,790,707
   Due from Sponsor Company...........                 277               2,695              18,642              14,538
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                  --                  --                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,552,857           1,649,984           4,653,207           5,805,245
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --                  --
   Payable for fund shares purchased..                 308               2,717              18,673              14,555
   Other liabilities..................                   2                   2                  --                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 310               2,719              18,673              14,557
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,552,547  $        1,647,265  $        4,634,534  $        5,790,688
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              77,235             134,097             362,306             442,017
   Minimum unit fair value #*.........  $        13.760000  $        11.991194  $        12.538075  $        12.855964
   Maximum unit fair value #*.........  $        20.472127  $        12.746690  $        17.570000  $        13.665907
   Contract liablility................  $        1,552,547  $        1,647,265  $        4,634,534  $        5,790,688

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             JPMORGAN            JPMORGAN            JPMORGAN            JPMORGAN
                                          SMARTRETIREMENT     SMARTRETIREMENT     SMARTRETIREMENT     SMARTRETIREMENT
                                             2030 FUND           2035 FUND           2040 FUND           2045 FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             314,612             184,930             188,784             153,251
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        5,897,505  $        3,264,504  $        3,616,695  $        2,765,426
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        5,729,092  $        3,219,636  $        3,513,264  $        2,703,351
   Due from Sponsor Company...........              11,925              18,038               8,258              25,903
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                   3                   1                   4                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           5,741,020           3,237,675           3,521,526           2,729,257
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --                  --
   Payable for fund shares purchased..              11,950              18,082               8,287              25,944
   Other liabilities..................                  --                   2                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................              11,950              18,084               8,287              25,944
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        5,729,070  $        3,219,591  $        3,513,239  $        2,703,313
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             430,883             236,467             256,475             198,040
   Minimum unit fair value #*.........  $        13.037379  $        13.240417  $        13.319051  $        13.335820
   Maximum unit fair value #*.........  $        18.210000  $        17.410000  $        18.610000  $        17.640000
   Contract liablility................  $        5,729,070  $        3,219,591  $        3,513,239  $        2,703,313

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             JPMORGAN            JPMORGAN
                                          SMARTRETIREMENT     SMARTRETIREMENT
                                             2050 FUND          INCOME FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              90,030               47,895
                                        ==================  ===================
     Cost.............................  $        1,640,608  $           833,906
                                        ==================  ===================
     Market Value.....................  $        1,586,330  $           809,424
   Due from Sponsor Company...........              29,372                   42
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                   1                    1
                                        ------------------  -------------------
   Total assets.......................           1,615,703              809,467
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   --
   Payable for fund shares purchased..              29,412                   67
   Other liabilities..................                   3                    1
                                        ------------------  -------------------
   Total liabilities..................              29,415                   68
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        1,586,288  $           809,399
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             116,362               68,984
   Minimum unit fair value #*.........  $        13.323942  $         11.555159
   Maximum unit fair value #*.........  $        14.163460  $         12.283158
   Contract liablility................  $        1,586,288  $           809,399

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-50

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-51

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                             JP MORGAN           JP MORGAN            KEELEY
                                         SMART RETIREMENT       PRIME MONEY          SMALL CAP         LOOMIS SAYLES
                                             2055 FUND          MARKET FUND         VALUE FUND           BOND FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              17,622           1,150,371              54,371             274,322
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          356,289  $        1,150,371  $        1,542,197  $        3,840,256
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          344,687  $        1,150,371  $        1,608,280  $        3,503,090
   Due from Sponsor Company...........               1,051               1,035                  --               1,834
   Receivable from fund shares sold...                  --                  --                 135                  --
   Other assets.......................                  --                   2                   1                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             345,738           1,151,408           1,608,416           3,504,927
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                 154                  --
   Payable for fund shares purchased..               1,091               1,061                  --               1,857
   Other liabilities..................                  --                   1                   2                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               1,091               1,062                 156               1,858
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          344,647  $        1,150,346  $        1,608,260  $        3,503,069
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              25,290             121,923              90,096             186,740
   Minimum unit fair value #*.........  $        13.182749  $         9.301268  $        15.650735  $        17.516152
   Maximum unit fair value #*.........  $        19.560000  $        10.006666  $        29.580000  $        19.075482
   Contract liablility................  $          344,647  $        1,150,346  $        1,608,260  $        3,503,069

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                                                        LORD ABBETT
                                           LKCM AQUINAS        LKCM AQUINAS         LORD ABBETT         FUNDAMENTAL
                                            GROWTH FUND         VALUE FUND        AFFILIATED FUND       EQUITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              14,793              20,249              46,700             328,910
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          272,009  $          327,673  $          628,674  $        4,389,402
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          244,379  $          307,182  $          658,825  $        3,870,438
   Due from Sponsor Company...........               1,233               1,153                  --                 883
   Receivable from fund shares sold...                  --                  --                  52                  --
   Other assets.......................                  --                   5                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             245,612             308,340             658,877           3,871,321
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  88                  --
   Payable for fund shares purchased..               1,240               1,169                  --                 927
   Other liabilities..................                   2                  --                   2                   4
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               1,242               1,169                  90                 931
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          244,370  $          307,171  $          658,787  $        3,870,390
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              14,841              18,184              52,646             163,088
   Minimum unit fair value #*.........  $        16.201069  $        16.679590  $        11.606687  $        16.128444
   Maximum unit fair value #*.........  $        16.584338  $        17.074178  $        14.672718  $        47.590760
   Contract liablility................  $          244,370  $          307,171  $          658,787  $        3,870,390

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                            LORD ABBETT         LORD ABBETT
                                               BOND               GROWTH
                                          DEBENTURE FUND     OPPORTUNITIESFUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             308,805                8,200
                                        ==================  ===================
     Cost.............................  $        2,440,783  $           167,334
                                        ==================  ===================
     Market Value.....................  $        2,285,523  $           151,219
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...               2,337                    7
   Other assets.......................                 831                   --
                                        ------------------  -------------------
   Total assets.......................           2,288,691              151,226
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................               2,372                   19
   Payable for fund shares purchased..                  --                   --
   Other liabilities..................                  --                    1
                                        ------------------  -------------------
   Total liabilities..................               2,372                   20
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        2,286,319  $           151,206
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             149,998                9,454
   Minimum unit fair value #*.........  $        14.514382  $          9.327127
   Maximum unit fair value #*.........  $        16.965421  $         19.225357
   Contract liablility................  $        2,286,319  $           151,206

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-52

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-53

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                            LORD ABBETT
                                            CALIBRATED                              LORD ABBETT         LORD ABBETT
                                             DIVIDEND           LORD ABBETT         DEVELOPING         INTERNATIONAL
                                            GROWTH FUND      TOTAL RETURN FUND      GROWTH FUND      CORE EQUITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              10,870             253,891              86,222              19,779
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          147,258  $        2,650,132  $        1,898,063  $          265,117
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          143,662  $        2,582,071  $        1,590,715  $          239,719
   Due from Sponsor Company...........                  --                 824               1,970                  --
   Receivable from fund shares sold...                  77                  --                  --                  30
   Other assets.......................                   1                 606                   4                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             143,740           2,583,501           1,592,689             239,752
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 105                  --                  --                  61
   Payable for fund shares purchased..                  --                 855               2,003                  --
   Other liabilities..................                   1                  --                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 106                 855               2,003                  62
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          143,634  $        2,582,646  $        1,590,686  $          239,690
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              10,097             170,596              86,909              26,438
   Minimum unit fair value #*.........  $        13.921838  $        14.007978  $        17.414792  $         8.295881
   Maximum unit fair value #*.........  $        17.088586  $        15.579786  $        22.243985  $        11.150636
   Contract liablility................  $          143,634  $        2,582,646  $        1,590,686  $          239,690

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                            LORD ABBETT                                                 MASSMUTUAL
                                               VALUE            CLEARBRIDGE         BMO MID-CAP       RETIRESMART(SM)
                                        OPPORTUNITIES FUND      VALUE TRUST         VALUE FUND           2010 FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             198,204               4,153              57,907               3,889
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        3,922,856  $          289,652  $          837,960  $           45,491
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        3,490,178  $          301,691  $          775,380  $           42,784
   Due from Sponsor Company...........                 195                  --                  --                  --
   Receivable from fund shares sold...                  --                  20                   8                  19
   Other assets.......................                   1                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           3,490,374             301,711             775,388              42,803
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  46                  30                  32
   Payable for fund shares purchased..                 266                  --                  --                  --
   Other liabilities..................                   2                   3                   3                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 268                  49                  33                  32
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        3,490,106  $          301,662  $          775,355  $           42,771
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             215,035              17,793              52,116               4,357
   Minimum unit fair value #*.........  $        11.701981  $         9.264580  $        14.203573  $         9.764085
   Maximum unit fair value #*.........  $        18.533149  $        72.650000  $        18.296186  $         9.864622
   Contract liablility................  $        3,490,106  $          301,662  $          775,355  $           42,771

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                          MFS(R) EMERGING      MASSACHUSETTS
                                              MARKETS        INVESTORS GROWTH
                                             DEBT FUND          STOCK FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              28,451              132,204
                                        ==================  ===================
     Cost.............................  $          422,907  $         2,977,991
                                        ==================  ===================
     Market Value.....................  $          392,910  $         3,029,973
   Due from Sponsor Company...........                 615                   --
   Receivable from fund shares sold...                  --                  806
   Other assets.......................                  --                    1
                                        ------------------  -------------------
   Total assets.......................             393,525            3,030,780
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  831
   Payable for fund shares purchased..                 636                   --
   Other liabilities..................                   8                    3
                                        ------------------  -------------------
   Total liabilities..................                 644                  834
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          392,881  $         3,029,946
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              30,882              175,323
   Minimum unit fair value #*.........  $        12.502700  $          9.653801
   Maximum unit fair value #*.........  $        13.063026  $         20.883934
   Contract liablility................  $          392,881  $         3,029,946

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-54

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-55

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                    MFS
                                                               INTERNATIONAL
                                             MFS HIGH               NEW             MFS MID CAP           MFS NEW
                                            INCOME FUND       DISCOVERY FUND        GROWTH FUND       DISCOVERY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             448,570              12,585              49,712             108,452
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        1,599,995  $          318,978  $          589,208  $        2,495,903
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        1,421,966  $          347,860  $          695,478  $        2,442,330
   Due from Sponsor Company...........                 166                  --                  --                 573
   Receivable from fund shares sold...                  --                  50                  36                  --
   Other assets.......................                  --                  --                  --                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,422,132             347,910             695,514           2,442,905
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  71                  70                  --
   Payable for fund shares purchased..                 204                  --                  --                 602
   Other liabilities..................                  24                   1                   3                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 228                  72                  73                 602
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,421,904  $          347,838  $          695,441  $        2,442,303
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             117,964              13,486              50,477             188,187
   Minimum unit fair value #*.........  $         9.494774  $        15.241918  $        11.426443  $        12.236885
   Maximum unit fair value #*.........  $        21.611050  $        27.640000  $        15.496273  $        13.008065
   Contract liablility................  $        1,421,904  $          347,838  $          695,441  $        2,442,303

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --



                                           MFS RESEARCH          MFS TOTAL              MFS                 MFS
                                        INTERNATIONAL FUND      RETURN FUND       UTILITIES FUND        VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             197,073             151,911             275,367             276,291
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        3,208,813  $        2,459,771  $        5,636,368  $        8,230,376
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        3,056,604  $        2,609,836  $        4,633,051  $        9,038,000
   Due from Sponsor Company...........                 720               3,158               3,663               3,882
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                  --                   2                   4                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           3,057,324           2,612,996           4,636,718           9,041,882
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --                  --
   Payable for fund shares purchased..                 743               3,207               3,714               3,935
   Other liabilities..................                   3                  --                  --                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 746               3,207               3,714               3,938
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        3,056,578  $        2,609,789  $        4,633,004  $        9,037,944
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             336,515             182,374             377,399             625,959
   Minimum unit fair value #*.........  $         8.761540  $        13.189099  $         8.859606  $        10.836011
   Maximum unit fair value #*.........  $         9.387977  $        15.910006  $        35.410771  $        24.927036
   Contract liablility................  $        3,056,578  $        2,609,789  $        4,633,004  $        9,037,944

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                                                    MFS
                                             MFS TOTAL         MASSACHUSETTS
                                         RETURN BOND FUND     INVESTORS TRUST
                                         SUB-ACCOUNT (24)       SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             118,009               65,070
                                        ==================  ===================
     Cost.............................  $        1,258,924  $         1,604,484
                                        ==================  ===================
     Market Value.....................  $        1,239,096  $         1,760,144
   Due from Sponsor Company...........                  --                  934
   Receivable from fund shares sold...                 308                   --
   Other assets.......................                  --                   --
                                        ------------------  -------------------
   Total assets.......................           1,239,404            1,761,078
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                 347                   --
   Payable for fund shares purchased..                  --                  955
   Other liabilities..................                   7                   --
                                        ------------------  -------------------
   Total liabilities..................                 354                  955
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        1,239,050  $         1,760,123
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              85,815               58,412
   Minimum unit fair value #*.........  $        13.583182  $         28.543638
   Maximum unit fair value #*.........  $        14.901009  $         31.084052
   Contract liablility................  $        1,239,050  $         1,760,123

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(24)  Formerly MFS Research Bond Fund. Change effective March 31, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-56

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-57

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                MFS                                     MFS                 MFS
                                           INTERNATIONAL         MFS CORE           GOVERNMENT         INTERNATIONAL
                                            GROWTH FUND         EQUITY FUND       SECURITIES FUND       VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               4,570             112,118             483,735             290,405
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          119,679  $        3,124,087  $        4,956,397  $        9,427,209
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          117,042  $        2,778,236  $        4,827,679  $        9,856,359
   Due from Sponsor Company...........                  --                  --               2,097              16,347
   Receivable from fund shares sold...                  31                  --                  --                  --
   Other assets.......................                   2                   1                  23                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             117,075           2,778,237           4,829,799           9,872,708
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  50                  16                  --                  --
   Payable for fund shares purchased..                  --                  13               2,110              16,380
   Other liabilities..................                  --                  --                   1                   4
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  50                  29               2,111              16,384
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          117,025  $        2,778,208  $        4,827,688  $        9,856,324
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               9,035             248,985             385,294             348,831
   Minimum unit fair value #*.........  $        12.921480  $        10.966489  $         9.980000  $        25.871007
   Maximum unit fair value #*.........  $        13.073477  $        23.007991  $        12.869544  $        33.940000
   Contract liablility................  $          117,025  $        2,778,208  $        4,827,688  $        9,856,324

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --



                                                MFS              MFS CORE               MFS                 MFS
                                          TECHNOLOGY FUND      EQUITY SERIES     UTILITIES SERIES       GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               3,608                 545               9,531               2,210
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           64,559  $           12,813  $          280,006  $          126,667
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $           93,438  $           11,591  $          243,610  $          154,697
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                  18                  --                  --                  57
   Other assets.......................                   2                   2                   1                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              93,458              11,593             243,611             154,755
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  36                   8                   5                  66
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                   3                  --                   1                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  39                   8                   6                  67
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           93,419  $           11,585  $          243,605  $          154,688
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               2,332               1,217              13,501               9,200
   Minimum unit fair value #*.........  $        38.793264  $         9.521361  $        15.998538  $        16.699196
   Maximum unit fair value #*.........  $        40.139050  $         9.521361  $        18.496240  $        17.156578
   Contract liablility................  $           93,419  $           11,585  $          243,605  $          154,688

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                 BLACKROCK
                                                MFS               GLOBAL
                                            HIGH YIELD          ALLOCATION
                                             PORTFOLIO          FUND, INC.
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              22,833              488,975
                                        ==================  ===================
     Cost.............................  $          140,496  $         9,622,176
                                        ==================  ===================
     Market Value.....................  $          123,981  $         8,723,305
   Due from Sponsor Company...........                  --                1,430
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                  --                    1
                                        ------------------  -------------------
   Total assets.......................             123,981            8,724,736
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                   7                   --
   Payable for fund shares purchased..                  --                1,453
   Other liabilities..................                   1                    1
                                        ------------------  -------------------
   Total liabilities..................                   8                1,454
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          123,973  $         8,723,282
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              12,181              620,102
   Minimum unit fair value #*.........  $        10.177878  $         12.553918
   Maximum unit fair value #*.........  $        10.177878  $         16.274302
   Contract liablility................  $          123,973  $         8,723,282

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-58

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-59

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                 BLACKROCK
                                             BLACKROCK             VALUE             BLACKROCK           BLACKROCK
                                             LARGE CAP         OPPORTUNITIES         SMALL CAP         MID CAP VALUE
                                             CORE FUND          FUND, INC.        GROWTH FUND II    OPPORTUNITIES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................               4,012               2,051              70,806              78,144
                                        ==================  ==================  ==================  ===================
     Cost.............................  $           51,020  $           45,957  $          907,619  $        1,576,815
                                        ==================  ==================  ==================  ===================
     Market Value.....................  $           70,447  $           58,032  $          800,819  $        1,344,853
   Due from Sponsor Company...........                 340                  --                 127                  --
   Receivable from fund shares sold...                  --                   4                  --               1,628
   Other assets.......................                  --                   2                   4                   3
                                        ------------------  ------------------  ------------------  -------------------
   Total assets.......................              70,787              58,038             800,950           1,346,484
                                        ------------------  ------------------  ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  10                  --               1,670
   Payable for fund shares purchased..                 365                  --                 175                  --
   Other liabilities..................                   1                  --                  --                   1
                                        ------------------  ------------------  ------------------  -------------------
   Total liabilities..................                 366                  10                 175               1,671
                                        ------------------  ------------------  ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $           70,421  $           58,028  $          800,775  $        1,344,813
                                        ==================  ==================  ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               5,049               4,038              51,803              87,165
   Minimum unit fair value #*.........  $        12.484468  $        14.370171  $        14.278288  $        13.625805
   Maximum unit fair value #*.........  $        15.469968  $        14.370171  $        17.891706  $        17.966178
   Contract liablility................  $           70,421  $           58,028  $          800,775  $        1,344,813

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             BLACKROCK
                                           INTERNATIONAL         BLACKROCK         VICTORY MUNDER          NEUBERGER
                                           OPPORTUNITIES      MID CAP GROWTH        MID-CAP CORE        BERMAN SOCIALLY
                                             PORTFOLIO       EQUITY PORTFOLIO        GROWTH FUND        RESPONSIVE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              33,219              20,123               120,394               75,193
                                        ==================  ===================  ===================  ===================
     Cost.............................  $        1,092,316  $           256,644  $         4,055,664   $        1,544,208
                                        ==================  ===================  ===================  ===================
     Market Value.....................  $        1,010,852  $           296,617  $         4,390,271   $        1,430,075
   Due from Sponsor Company...........               1,389                 108                   441                2,558
   Receivable from fund shares sold...                  --                  --                    --                   --
   Other assets.......................                   2                  --                     3                   --
                                        ------------------  -------------------  -------------------  -------------------
   Total assets.......................           1,012,243             296,725             4,390,715            1,432,633
                                        ------------------  -------------------  -------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                    --                   --
   Payable for fund shares purchased..               1,404                 133                   461                2,604
   Other liabilities..................                  --                   7                     2                    1
                                        ------------------  -------------------  -------------------  -------------------
   Total liabilities..................               1,404                 140                   463                2,605
                                        ------------------  -------------------  -------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        1,010,839   $         296,585   $         4,390,252   $        1,430,028
                                        ==================  ===================  ===================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              81,595              19,036               218,955               65,994
   Minimum unit fair value #*.........  $        11.833777   $       15.408632   $         18.240292   $        18.101525
   Maximum unit fair value #*.........  $        12.731219   $       15.938103   $         45.751506   $        31.647958
   Contract liablility................  $        1,010,839   $         296,585   $         4,390,252   $        1,430,028

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                    --                   --
   Minimum unit fair value #*.........                  --                  --                    --                   --
   Maximum unit fair value #*.........                  --                  --                    --                   --
   Contract liablility................                  --                  --                    --                   --

                                              NUVEEN
                                            TRADEWINDS            THE OAKMARK
                                           INTERNATIONAL         INTERNATIONAL
                                            VALUE FUND          SMALL CAP FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
                                        -------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................                  960               33,183
                                        ===================  ===================
     Cost.............................   $           21,983   $          557,700
                                        ===================  ===================
     Market Value.....................   $           21,418   $          470,209
   Due from Sponsor Company...........                   --                   --
   Receivable from fund shares sold...                    4                3,416
   Other assets.......................                    2                   --
                                        -------------------  -------------------
   Total assets.......................               21,424              473,625
                                        -------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                   12                3,416
   Payable for fund shares purchased..                   --                   --
   Other liabilities..................                   --                   --
                                        -------------------  -------------------
   Total liabilities..................                   12                3,416
                                        -------------------  -------------------

NET ASSETS:
   For contract liabilities...........   $           21,412   $          470,209
                                        ===================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                2,325               13,676
   Minimum unit fair value #*.........   $         9.110839   $        34.381904
   Maximum unit fair value #*.........   $         9.451061   $        34.381904
   Contract liablility................   $           21,412   $          470,209

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                   --                   --
   Minimum unit fair value #*.........                   --                   --
   Maximum unit fair value #*.........                   --                   --
   Contract liablility................                   --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-60

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-61

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                            THE OAKMARK         OPPENHEIMER                             OPPENHEIMER
                                            EQUITY AND            CAPITAL           OPPENHEIMER        INTERNATIONAL
                                            INCOME FUND      APPRECIATION FUND      GLOBAL FUND         GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             605,304              22,786              83,561             129,432
                                        ==================  ==================  ==================  ==================
     Cost.............................  $       17,804,367  $        1,348,346  $        6,082,140  $        4,615,582
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $       17,293,548  $        1,228,643  $        6,277,125  $        4,669,893
   Due from Sponsor Company...........                  --                  --                 603                 792
   Receivable from fund shares sold...              34,383                  78                  --                  --
   Other assets.......................                  --                  --                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................          17,327,931           1,228,721           6,277,728           4,670,686
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................              34,383                 109                  --                  --
   Payable for fund shares purchased..                  --                  --                 615                 842
   Other liabilities..................                   6                  --                   4                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................              34,389                 109                 619                 842
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $       17,293,542  $        1,228,612  $        6,277,109  $        4,669,844
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......           1,143,273              93,159             280,564             370,068
   Minimum unit fair value #*.........  $        15.126341  $        12.017013  $        12.561768  $        11.339937
   Maximum unit fair value #*.........  $        15.126341  $        18.871285  $       122.610065  $        36.080000
   Contract liablility................  $       17,293,542  $        1,228,612  $        6,277,109  $        4,669,844

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                OPPENHEIMER         OPPENHEIMER         OPPENHEIMER
                                            OPPENHEIMER      GLOBAL STRATEGIC       MAIN STREET         DEVELOPING
                                         MAIN STREET FUND       INCOME FUND        MID CAP FUND        MARKETS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               6,373             163,667             109,058             177,644
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          285,690  $          671,176  $        2,676,500  $        6,145,348
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          276,663  $          620,296  $        2,631,579  $        5,367,286
   Due from Sponsor Company...........                  --               1,620                 406               2,931
   Receivable from fund shares sold...                   9                  --                  --                  --
   Other assets.......................                   1                 298                  --                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             276,673             622,214           2,631,985           5,370,219
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  25                  --                  --                  --
   Payable for fund shares purchased..                  --               1,636                 426               2,963
   Other liabilities..................                   2                   1                   3                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  27               1,637                 429               2,963
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          276,646  $          620,577  $        2,631,556  $        5,367,256
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              19,575              46,021             180,944             313,639
   Minimum unit fair value #*.........  $        13.771741  $        12.982615  $        13.394376  $        11.050289
   Maximum unit fair value #*.........  $        14.880930  $        14.109131  $        16.585989  $        66.939287
   Contract liablility................  $          276,646  $          620,577  $        2,631,556  $        5,367,256

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                OPPENHEIMER
                                            OPPENHEIMER           CAPITAL
                                            EQUITY FUND         INCOME FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              19,505                   77
                                        ==================  ===================
     Cost.............................  $          208,225  $               748
                                        ==================  ===================
     Market Value.....................  $          244,208  $               730
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...                   9                   --
   Other assets.......................                  --                    1
                                        ------------------  -------------------
   Total assets.......................             244,217                  731
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  22                    1
   Payable for fund shares purchased..                  --                   --
   Other liabilities..................                   3                   --
                                        ------------------  -------------------
   Total liabilities..................                  25                    1
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          244,192  $               730
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              14,762                   79
   Minimum unit fair value #*.........  $        13.312821  $          9.182915
   Maximum unit fair value #*.........  $        16.865236  $          9.182915
   Contract liablility................  $          244,192  $               730

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-62

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-63

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                            OPPENHEIMER         OPPENHEIMER         OPPENHEIMER         OPPENHEIMER
                                           INTERNATIONAL          MID CAP           MAIN STREET       GOLD & SPECIAL
                                             BOND FUND          VALUE FUND        SELECT FUND(R)       MINERALS FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT (25)       SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             829,816              11,486              56,717             112,878
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        5,096,681  $          451,069  $          863,897  $        2,176,475
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        4,580,582  $          518,036  $          981,198  $        1,177,312
   Due from Sponsor Company...........                 699                 145                  --                  --
   Receivable from fund shares sold...                  --                  --                 676                 376
   Other assets.......................                  --                   4                  --                   8
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           4,581,281             518,185             981,874           1,177,696
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                 702                 408
   Payable for fund shares purchased..                 729                 173                  --                  --
   Other liabilities..................                  84                  --                   4                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 813                 173                 706                 410
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        4,580,468  $          518,012  $          981,168  $        1,177,286
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             351,066              38,685              66,674             218,642
   Minimum unit fair value #*.........  $        11.603475  $        11.199394  $        12.727627  $         3.705132
   Maximum unit fair value #*.........  $        14.433403  $        15.261132  $        16.261996  $         6.617802
   Contract liablility................  $        4,580,468  $          518,012  $          981,168  $        1,177,286

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                OPPENHEIMER         OPPENHEIMER         OPPENHEIMER
                                            OPPENHEIMER           EQUITY           INTERNATIONAL          RISING
                                         REAL ESTATE FUND       INCOME FUND      DIVERSIFIED FUND     DIVIDENDS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT (26)
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              59,686               9,570               6,254                 390
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        1,537,989  $          292,968  $           86,920  $            7,669
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        1,589,437  $          253,511  $           86,488  $            7,214
   Due from Sponsor Company...........                 218                  --                 379                  --
   Receivable from fund shares sold...                  --                  22                  --                  --
   Other assets.......................                   1                   6                   1                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,589,656             253,539              86,868               7,215
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  46                  --                   6
   Payable for fund shares purchased..                 230                  --                 397                  --
   Other liabilities..................                   4                  --                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 234                  46                 398                   6
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,589,422  $          253,493  $           86,470  $            7,209
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             114,337              17,498               6,446                 557
   Minimum unit fair value #*.........  $        13.027644  $        14.126198  $        13.287149  $        12.951554
   Maximum unit fair value #*.........  $        14.663940  $        14.552703  $        13.688358  $        12.951554
   Contract liablility................  $        1,589,422  $          253,493  $           86,470  $            7,209

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                              PUTNAM
                                              GLOBAL             PUTNAM VT
                                            EQUITY FUND       HIGH YIELD FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................               3,692               60,108
                                        ==================  ===================
     Cost.............................  $           51,787  $           413,440
                                        ==================  ===================
     Market Value.....................  $           56,447  $           358,245
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                   1                    2
                                        ------------------  -------------------
   Total assets.......................              56,448              358,247
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                   3                    7
   Payable for fund shares purchased..                  --                   --
   Other liabilities..................                   3                   --
                                        ------------------  -------------------
   Total liabilities..................                   6                    7
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $           56,442  $           358,240
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               4,247               23,038
   Minimum unit fair value #*.........  $        13.289943  $         15.549576
   Maximum unit fair value #*.........  $        13.289943  $         15.549576
   Contract liablility................  $           56,442  $           358,240

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(25) Formerly Oppenheimer Small- & Mid- Cap Value Fund. Change effective September 1, 2015.

(26)  Funded as of October 26, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-64

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-65

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                             PUTNAM VT           PUTNAM VT           PUTNAM VT            PIONEER
                                           INTERNATIONAL         MULTI-CAP           SMALL CAP          DISCIPLINED
                                            GROWTH FUND         GROWTH FUND         VALUE FUND          VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               6,915              16,344              15,419               6,953
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          133,480  $          430,646  $          209,202  $          122,324
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          131,253  $          552,768  $          215,707  $           93,242
   Due from Sponsor Company...........                  --                 190                  --                  60
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                   1                  --                   2                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             131,254             552,958             215,709              93,302
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   8                  --                  --                  --
   Payable for fund shares purchased..                  --                 190                  --                  83
   Other liabilities..................                  --                   2                   1                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                   8                 192                   1                  86
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          131,246  $          552,766  $          215,708  $           93,216
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              10,868              28,807               8,381               6,214
   Minimum unit fair value #*.........  $        12.055473  $        19.174230  $        13.828862  $        14.900706
   Maximum unit fair value #*.........  $        12.055473  $        19.706102  $        13.828862  $        15.568588
   Contract liablility................  $          131,016  $          552,499  $          115,901  $           93,216

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  19                  14               7,217                  --
   Minimum unit fair value #*.........  $         12.10526  $         19.07143  $         13.82943                  --
   Maximum unit fair value #*.........  $         12.10526  $         19.07143  $         13.82943                  --
   Contract liablility................  $              230  $              267  $           99,807                  --

                                                                  PIONEER            ALLIANZGI           ALLIANZGI
                                         PIONEER EMERGING       FUNDAMENTAL      NFJ INTERNATIONAL     NFJ SMALL-CAP
                                           MARKETS FUND         GROWTH FUND         VALUE FUND          VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              68,677               1,092               3,037              78,942
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        1,480,779  $           18,662  $           63,930  $        2,152,107
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        1,032,213  $           20,685  $           54,612  $        1,581,212
   Due from Sponsor Company...........                 218                  --                  --                  --
   Receivable from fund shares sold...                  --                   9                   4                  75
   Other assets.......................                   8                  --                   8                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,032,439              20,694              54,624           1,581,288
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  17                  25                 108
   Payable for fund shares purchased..                 248                  --                  --                  --
   Other liabilities..................                  --                   2                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 248                  19                  25                 108
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,032,191  $           20,675  $           54,599  $        1,581,180
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             177,390               1,381               5,947             107,580
   Minimum unit fair value #*.........  $         5.512573  $        14.876604  $         9.051256  $        14.110132
   Maximum unit fair value #*.........  $         6.252028  $        15.142455  $         9.229964  $        15.118187
   Contract liablility................  $        1,032,191  $           20,675  $           54,599  $        1,581,180

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             ALLIANZGI         AMG MANAGERS
                                           NFJ DIVIDEND           CADENCE
                                            VALUE FUND         MID CAP FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             342,312                1,719
                                        ==================  ===================
     Cost.............................  $        4,815,588  $            42,403
                                        ==================  ===================
     Market Value.....................  $        5,233,944  $            45,933
   Due from Sponsor Company...........               1,719                   --
   Receivable from fund shares sold...                  --                    9
   Other assets.......................                  --                   --
                                        ------------------  -------------------
   Total assets.......................           5,235,663               45,942
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   36
   Payable for fund shares purchased..               1,725                   --
   Other liabilities..................                   1                    1
                                        ------------------  -------------------
   Total liabilities..................               1,726                   37
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        5,233,937  $            45,905
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             434,495                3,093
   Minimum unit fair value #*.........  $        11.679904  $         13.251125
   Maximum unit fair value #*.........  $        12.371382  $         16.498077
   Contract liablility................  $        5,233,937  $            45,905

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-66

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-67

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                               PIMCO                                                      PIONEER
                                         EMERGING MARKETS                             PIONEER            STRATEGIC
                                             BOND FUND         PIONEER FUND       HIGH YIELD FUND       INCOME FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              94,564              17,613             224,565             335,794
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        1,034,778  $          651,389  $        2,214,837  $        3,632,574
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          880,389  $          562,197  $        1,967,194  $        3,428,462
   Due from Sponsor Company...........                  91                  --                 645               4,362
   Receivable from fund shares sold...                  --                   2                  --                  --
   Other assets.......................                  --                   1                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             880,480             562,200           1,967,839           3,432,824
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  14                  --                  --
   Payable for fund shares purchased..                 112                  --                 684               4,403
   Other liabilities..................                  26                   1                  72                  48
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 138                  15                 756               4,451
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          880,342  $          562,185  $        1,967,083  $        3,428,373
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              63,102              37,782             135,969             218,605
   Minimum unit fair value #*.........  $        13.077002  $        12.781876  $        13.129725  $        14.704649
   Maximum unit fair value #*.........  $        15.348793  $        15.629226  $        16.062625  $        16.187613
   Contract liablility................  $          880,342  $          562,185  $        1,967,083  $        3,428,373

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                              PIONEER             PIONEER                                 PUTNAM
                                              MID CAP         SELECT MID CAP        PIMCO TOTAL           EQUITY
                                            VALUE FUND          GROWTH FUND       RETURN III FUND       INCOME FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              50,712              16,854              21,268              30,626
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        1,191,821  $          580,712  $          207,374  $          616,963
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        1,132,912  $          581,131  $          189,709  $          589,560
   Due from Sponsor Company...........                  --                  --                 669                  --
   Receivable from fund shares sold...                 200                  53                  --                  --
   Other assets.......................                   1                   1                   8                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,133,113             581,185             190,386             589,560
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 234                  95                  --                  25
   Payable for fund shares purchased..                  --                  --                 689                  11
   Other liabilities..................                  --                  --                   1                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 234                  95                 690                  38
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,132,879  $          581,090  $          189,696  $          589,522
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              85,148              28,559              17,784              36,594
   Minimum unit fair value #*.........  $        12.210558  $        19.885024  $        10.527645  $        14.671821
   Maximum unit fair value #*.........  $        16.010682  $        21.060708  $        10.781248  $        19.227100
   Contract liablility................  $        1,132,879  $          581,090  $          189,696  $          589,522

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                              PUTNAM              PUTNAM
                                            HIGH YIELD         INTERNATIONAL
                                          ADVANTAGE FUND        EQUITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             224,163               19,835
                                        ==================  ===================
     Cost.............................  $        1,348,428  $           382,735
                                        ==================  ===================
     Market Value.....................  $        1,203,758  $           436,381
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...                 242                    2
   Other assets.......................                   3                   --
                                        ------------------  -------------------
   Total assets.......................           1,204,003              436,383
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                 278                    2
   Payable for fund shares purchased..                  --                   --
   Other liabilities..................                  --                    1
                                        ------------------  -------------------
   Total liabilities..................                 278                    3
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        1,203,725  $           436,380
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              80,456               24,771
   Minimum unit fair value #*.........  $        14.199111  $          8.596864
   Maximum unit fair value #*.........  $        16.389710  $         17.856092
   Contract liablility................  $        1,203,725  $           436,380

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-68

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--------------------------------------------------------------------------------
                                    SA-69

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                      PUTNAM
                                              PUTNAM                               INTERNATIONAL           PUTNAM
                                             MULTI-CAP            PUTNAM              CAPITAL             SMALL CAP
                                            GROWTH FUND        VOYAGER FUND     OPPORTUNITIES FUND       GROWTH FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT (27)       SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------  ------------------  -------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................                 130                  19               7,014                6,344
                                        ==================  ==================  ===================  ==================
     Cost.............................  $            8,472  $              538  $          242,327   $          159,284
                                        ==================  ==================  ===================  ==================
     Market Value.....................  $            8,803  $              501  $          239,261   $          183,596
   Due from Sponsor Company...........                  --                  --                  88                   --
   Receivable from fund shares sold...                  --                   3                  --                   32
   Other assets.......................                  --                  --                   5                   --
                                        ------------------  ------------------  -------------------  ------------------
   Total assets.......................               8,803                 504             239,354              183,628
                                        ------------------  ------------------  -------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  12                   4                  --                   59
   Payable for fund shares purchased..                   4                  --                 114                   --
   Other liabilities..................                   3                   1                  --                    2
                                        ------------------  ------------------  -------------------  ------------------
   Total liabilities..................                  19                   5                 114                   61
                                        ------------------  ------------------  -------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $            8,784  $              499  $          239,240   $          183,567
                                        ==================  ==================  ===================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                 549                  28              26,468               12,066
   Minimum unit fair value #*.........  $        15.212927  $        17.797369  $         8.688972   $        12.920539
   Maximum unit fair value #*.........  $        17.817708  $        17.797369  $         9.676571   $        16.174022
   Contract liablility................  $            8,784  $              499  $          239,240   $          183,567

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                   --
   Minimum unit fair value #*.........                  --                  --                  --                   --
   Maximum unit fair value #*.........                  --                  --                  --                   --
   Contract liablility................                  --                  --                  --                   --


                                                                   ROYCE                ROYCE
                                               ROYCE         SMALLER-COMPANIES        SMALL-CAP              RS
                                         TOTAL RETURN FUND      GROWTH FUND          VALUE FUND          VALUE FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT (28)     SUB-ACCOUNT (29)       SUB-ACCOUNT
                                        ------------------  -------------------  ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              67,685              45,218              106,502               82,426
                                        ==================  ===================  ==================  ===================
     Cost.............................  $          707,301  $           622,441  $          911,729  $         2,323,313
                                        ==================  ===================  ==================  ===================
     Market Value.....................  $          554,343  $           506,446  $          657,118  $         2,335,137
   Due from Sponsor Company...........                 298                  --                  226                  221
   Receivable from fund shares sold...                  --                  54                   --                   --
   Other assets.......................                   3                   1                    5                    1
                                        ------------------  -------------------  ------------------  -------------------
   Total assets.......................             554,644             506,501              657,349            2,335,359
                                        ------------------  -------------------  ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  79                   --                   --
   Payable for fund shares purchased..                 326                  --                  254                  221
   Other liabilities..................                  --                  --                    2                    4
                                        ------------------  -------------------  ------------------  -------------------
   Total liabilities..................                 326                  79                  256                  225
                                        ------------------  -------------------  ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          554,318  $          506,422   $          657,093  $         2,335,134
                                        ==================  ===================  ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              20,139              28,329               27,278              128,653
   Minimum unit fair value #*.........  $        26.543920  $        11.200000   $        23.010215  $         18.150628
   Maximum unit fair value #*.........  $        28.612414  $        19.819509   $        25.059114  $         18.150628
   Contract liablility................  $          554,318  $          506,422   $          657,093  $         2,335,134

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                   --                   --
   Minimum unit fair value #*.........                  --                  --                   --                   --
   Maximum unit fair value #*.........                  --                  --                   --                   --
   Contract liablility................                  --                  --                   --                   --


                                             COLUMBIA             COLUMBIA
                                        DIVERSIFIED EQUITY        SMALL/MID
                                            INCOME FUND        CAP VALUE FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
                                        -------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................                8,822               33,870
                                        ===================  ===================
     Cost.............................   $          104,347   $          303,657
                                        ===================  ===================
     Market Value.....................   $          105,770   $          285,186
   Due from Sponsor Company...........                   --                   --
   Receivable from fund shares sold...                   --                   37
   Other assets.......................                    2                    1
                                        -------------------  -------------------
   Total assets.......................              105,772              285,224
                                        -------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                   13                   54
   Payable for fund shares purchased..                    3                   --
   Other liabilities..................                   --                    3
                                        -------------------  -------------------
   Total liabilities..................                   16                   57
                                        -------------------  -------------------

NET ASSETS:
   For contract liabilities...........   $          105,756   $          285,167
                                        ===================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                8,341               22,937
   Minimum unit fair value #*.........   $        12.258557   $        12.283296
   Maximum unit fair value #*.........   $        13.079822   $        13.160325
   Contract liablility................   $          105,756   $          285,167

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                   --                   --
   Minimum unit fair value #*.........                   --                   --
   Maximum unit fair value #*.........                   --                   --
   Contract liablility................                   --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(27)  Funded as of February 24, 2015.

(28)  Formerly Royce Value Plus Fund. Change effective May 1, 2015.

(29)  Formerly Royce Value Fund. Change effective May 1, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-70

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-71

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                             COLUMBIA
                                           MULTI-ADVISOR        RIDGEWORTH          RIDGEWORTH          RIDGEWORTH
                                             SMALL CAP        SMALL CAP VALUE      MID-CAP VALUE     SEIX TOTAL RETURN
                                            VALUE FUND          EQUITY FUND         EQUITY FUND          BOND FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT (30)
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               2,929             111,208              88,847              15,430
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           18,052  $        1,505,614  $        1,107,792  $          172,635
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $           16,694  $        1,129,870  $        1,058,168  $          166,493
   Due from Sponsor Company...........                  --               2,845               4,891               6,133
   Receivable from fund shares sold...                   5                  --                  --                  --
   Other assets.......................                  --                  --                   2                  21
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              16,699           1,132,715           1,063,061             172,647
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  16                  --                  --                  --
   Payable for fund shares purchased..                  --               2,880               4,924               6,156
   Other liabilities..................                   2                  --                   2                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  18               2,880               4,926               6,158
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           16,681  $        1,129,835  $        1,058,135  $          166,489
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               1,220              36,949              31,002              14,169
   Minimum unit fair value #*.........  $        13.459207  $        29.642226  $        33.174536  $        11.419837
   Maximum unit fair value #*.........  $        14.070401  $        32.280790  $        34.916017  $        12.178285
   Contract liablility................  $           16,681  $        1,129,835  $        1,058,135  $          166,489

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                            RIDGEWORTH           DEUTSCHE            DEUTSCHE            DEUTSCHE
                                          LARGE CAP VALUE       REAL ESTATE           EQUITY              CAPITAL
                                            EQUITY FUND       SECURITIES FUND      DIVIDEND FUND        GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               5,892               1,336               4,612                  32
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           96,694  $           27,935  $          191,933  $            2,416
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $           85,489  $           28,319  $          193,433  $            2,242
   Due from Sponsor Company...........                  10                  --                  --                  --
   Receivable from fund shares sold...                  --               2,057                  23                   1
   Other assets.......................                  --                  --                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              85,499              30,376             193,457               2,243
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --               2,067                  50                   7
   Payable for fund shares purchased..                  27                  --                  --                  --
   Other liabilities..................                  --                   2                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  27               2,069                  50                   8
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           85,472  $           28,307  $          193,407  $            2,235
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               5,678               1,663              18,543                  79
   Minimum unit fair value #*.........  $        14.551354  $        17.023395  $         9.065288  $        28.347425
   Maximum unit fair value #*.........  $        15.094662  $        17.023395  $        11.556654  $        28.347425
   Contract liablility................  $           85,472  $           28,307  $          193,407  $            2,235

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             DEUTSCHE
                                             ENHANCED
                                         EMERGING MARKETS       SSGA S&P 500
                                           FIXED INCOME          INDEX FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
                                        -------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................               3,375                52,275
                                        ===================  ===================
     Cost.............................  $           34,776   $         1,456,885
                                        ===================  ===================
     Market Value.....................  $           29,567   $         1,658,158
   Due from Sponsor Company...........                 181                    69
   Receivable from fund shares sold...                  --                    --
   Other assets.......................                   2                     2
                                        -------------------  -------------------
   Total assets.......................              29,750             1,658,229
                                        -------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                    --
   Payable for fund shares purchased..                 190                    93
   Other liabilities..................                   1                     2
                                        -------------------  -------------------
   Total liabilities..................                 191                    95
                                        -------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $           29,559   $         1,658,134
                                        ===================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               2,152                84,924
   Minimum unit fair value #*.........  $        13.700478   $         17.963745
   Maximum unit fair value #*.........  $        14.419852   $         31.720000
   Contract liablility................  $           29,559   $         1,658,134

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                    --
   Minimum unit fair value #*.........                  --                    --
   Maximum unit fair value #*.........                  --                    --
   Contract liablility................                  --                    --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(30)  Formerly RidgeWorth Total Return Bond Fund. Change effective August 1,
      2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-72

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-73

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                 DEUTSCHE                               CLEARBRIDGE
                                             DEUTSCHE             GLOBAL            CLEARBRIDGE         AGGRESSIVE
                                          CORE EQUITY VIP       GROWTH FUND      APPRECIATION FUND      GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              15,399               4,514              15,325                 818
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          168,152  $          117,125  $          297,757  $          136,920
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          204,647  $          127,169  $          304,346  $          153,350
   Due from Sponsor Company...........                  --                  --                 479                  --
   Receivable from fund shares sold...                  --                  37                  --                  18
   Other assets.......................                   1                   3                  --                   6
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             204,648             127,209             304,825             153,374
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  54                  --                  63
   Payable for fund shares purchased..                  --                  --                 501                  --
   Other liabilities..................                   1                   1                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                   1                  55                 502                  63
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          204,647  $          127,154  $          304,323  $          153,311
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              11,428              11,490              19,210               9,296
   Minimum unit fair value #*.........  $        17.907119  $         9.028927  $        15.425751  $        15.883273
   Maximum unit fair value #*.........  $        17.907119  $        12.670155  $        16.119206  $        18.235338
   Contract liablility................  $          204,647  $          127,154  $          304,323  $          153,311

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                            CLEARBRIDGE         CLEARBRIDGE         CLEARBRIDGE          THORNBURG
                                              ALL CAP             MID CAP            SMALL CAP         INTERNATIONAL
                                            VALUE FUND           CORE FUND          GROWTH FUND         VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               1,866              16,059              22,971             133,181
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           30,013  $          447,493  $          559,891  $        3,568,924
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $           26,459  $          474,548  $          610,580  $        3,205,347
   Due from Sponsor Company...........                  --                 375                 316               2,144
   Receivable from fund shares sold...                   5                  --                  --                  --
   Other assets.......................                   3                   4                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              26,467             474,927             610,897           3,207,491
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  17                  --                  --                  --
   Payable for fund shares purchased..                  --                 396                 361               2,209
   Other liabilities..................                   1                  --                  --                   4
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  18                 396                 361               2,213
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           26,449  $          474,531  $          610,536  $        3,205,278
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               1,973              14,307              34,767             243,464
   Minimum unit fair value #*.........  $        12.195041  $        31.930959  $        14.472192  $         9.396667
   Maximum unit fair value #*.........  $        13.934691  $        33.606914  $        20.637956  $        21.522548
   Contract liablility................  $           26,449  $          474,531  $          610,536  $        3,205,278

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                             THORNBURG           THORNBURG
                                            VALUE FUND       CORE GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              26,162               32,058
                                        ==================  ===================
     Cost.............................  $          968,261  $           671,898
                                        ==================  ===================
     Market Value.....................  $        1,355,111  $           899,239
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...                 119                   35
   Other assets.......................                   1                   --
                                        ------------------  -------------------
   Total assets.......................           1,355,231              899,274
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                 172                   76
   Payable for fund shares purchased..                  --                   --
   Other liabilities..................                   3                    4
                                        ------------------  -------------------
   Total liabilities..................                 175                   80
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        1,355,056  $           899,194
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              66,267               51,978
   Minimum unit fair value #*.........  $        12.649601  $         13.003811
   Maximum unit fair value #*.........  $        31.022054  $         32.635681
   Contract liablility................  $        1,355,056  $           899,194

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-74

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-75

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                           TIMOTHY PLAN        T. ROWE PRICE       T. ROWE PRICE       T. ROWE PRICE
                                           LARGE/MID CAP          GROWTH              EQUITY          RETIREMENT 2010
                                            VALUE FUND       STOCK FUND, INC.       INCOME FUND            FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              13,821             131,884              47,720              84,709
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          248,284  $        5,880,369  $        1,372,853  $        1,408,080
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          224,732  $        6,778,838  $        1,352,860  $        1,416,332
   Due from Sponsor Company...........                  --               5,331               1,063               1,082
   Receivable from fund shares sold...                  38                  --                  --                  --
   Other assets.......................                   2                   2                   1                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             224,772           6,784,171           1,353,924           1,417,415
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  59                  --                  --                  --
   Payable for fund shares purchased..                  --               5,331               1,080               1,117
   Other liabilities..................                   2                  --                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  61               5,331               1,081               1,117
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          224,711  $        6,778,840  $        1,352,843  $        1,416,298
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              11,954             383,646             110,158             109,595
   Minimum unit fair value #*.........  $        18.315535  $        16.990271  $        11.620387  $        12.474226
   Maximum unit fair value #*.........  $        19.703557  $        51.400000  $        28.350000  $        13.729156
   Contract liablility................  $          224,711  $        6,778,840  $        1,352,843  $        1,416,298

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                           T. ROWE PRICE       T. ROWE PRICE       T. ROWE PRICE       T. ROWE PRICE
                                          RETIREMENT 2020     RETIREMENT 2030     RETIREMENT 2040     RETIREMENT 2050
                                               FUND                FUND                FUND                FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             509,260             394,684             226,016             174,253
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        9,585,756  $        8,228,118  $        4,779,778  $        2,052,035
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        9,874,543  $        8,485,712  $        5,035,642  $        2,186,879
   Due from Sponsor Company...........               8,298               4,469               1,351               1,280
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                   3                   2                   4                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           9,882,844           8,490,183           5,036,997           2,188,160
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --                  --
   Payable for fund shares purchased..               8,305               4,476               1,369               1,322
   Other liabilities..................                   1                   3                  --                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               8,306               4,479               1,369               1,325
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        9,874,538  $        8,485,704  $        5,035,628  $        2,186,835
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             721,797             604,603             353,591             154,336
   Minimum unit fair value #*.........  $        13.095146  $        13.488524  $        13.764190  $        13.755126
   Maximum unit fair value #*.........  $        14.412391  $        14.845378  $        15.148784  $        15.138790
   Contract liablility................  $        9,874,538  $        8,485,704  $        5,035,628  $        2,186,835

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                           T. ROWE PRICE
                                            RETIREMENT          UBS GLOBAL
                                           BALANCED FUND      ALLOCATION FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              35,804                  282
                                        ==================  ===================
     Cost.............................  $          495,696  $             2,949
                                        ==================  ===================
     Market Value.....................  $          509,844  $             3,008
   Due from Sponsor Company...........                  76                   --
   Receivable from fund shares sold...                  --                    3
   Other assets.......................                  27                    2
                                        ------------------  -------------------
   Total assets.......................             509,947                3,013
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   16
   Payable for fund shares purchased..                 101                   --
   Other liabilities..................                   1                    2
                                        ------------------  -------------------
   Total liabilities..................                 102                   18
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          509,845  $             2,995
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              40,620                  270
   Minimum unit fair value #*.........  $        12.156708  $         10.954703
   Maximum unit fair value #*.........  $        13.379657  $         12.180827
   Contract liablility................  $          509,845  $             2,995

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-76

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-77

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                 VANGUARD            VANGUARD            VANGUARD
                                              UBS US             SMALL-CAP            MID-CAP           TOTAL BOND
                                          ALLOCATION FUND       INDEX FUND          INDEX FUND       MARKET INDEX FUND
                                         SUB-ACCOUNT (31)       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................                   2              90,487              22,433             199,880
                                        ==================  ==================  ==================  ==================
     Cost.............................  $               80  $        4,885,204  $        3,339,818  $        2,173,198
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $               79  $        4,800,347  $        3,336,192  $        2,126,719
   Due from Sponsor Company...........                  --                 480                 693                 196
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                  --                  --                   1                 451
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................                  79           4,800,827           3,336,886           2,127,366
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --                  --
   Payable for fund shares purchased..                  --                 480                 693                 196
   Other liabilities..................                  --                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  --                 480                 693                 196
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $               79  $        4,800,347  $        3,336,193  $        2,127,170
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                   5             486,129             324,755             207,282
   Minimum unit fair value #*.........  $        14.707648  $         9.874633  $        10.272966  $        10.262188
   Maximum unit fair value #*.........  $        14.707648  $         9.874633  $        10.272966  $        10.262188
   Contract liablility................  $               79  $        4,800,347  $        3,336,193  $        2,127,170

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                                                          VICTORY
                                             VANGUARD             VICTORY             VICTORY            SYCAMORE
                                            TOTAL STOCK         DIVERSIFIED           SPECIAL          SMALL COMPANY
                                         MARKET INDEX FUND      STOCK FUND          VALUE FUND       OPPORTUNITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT (32)
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              75,560              44,776              58,930              99,221
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        3,804,127  $          823,470  $        1,032,687  $        3,530,579
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        3,837,700  $          814,474  $        1,265,234  $        3,532,283
   Due from Sponsor Company...........                 921                 474                  55               1,267
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                  --                  --                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           3,838,621             814,948           1,265,290           3,533,550
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --                  --
   Payable for fund shares purchased..                 921                 510                  88               1,301
   Other liabilities..................                   2                   4                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 923                 514                  88               1,302
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        3,837,698  $          814,434  $        1,265,202  $        3,532,248
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             370,194              46,256              87,044             199,145
   Minimum unit fair value #*.........  $        10.366725  $        13.138887  $        10.685109  $        16.775466
   Maximum unit fair value #*.........  $        10.366725  $        20.399421  $        21.470000  $        18.463606
   Contract liablility................  $        3,837,698  $          814,434  $        1,265,202  $        3,532,248

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                              VICTORY
                                             SYCAMORE             INVESCO
                                            ESTABLISHED          SMALL CAP
                                            VALUE FUND        DISCOVERY FUND
                                         SUB-ACCOUNT (33)       SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             157,488              212,513
                                        ==================  ===================
     Cost.............................  $        5,347,764  $         2,218,767
                                        ==================  ===================
     Market Value.....................  $        4,792,371  $         1,889,239
   Due from Sponsor Company...........                 761                   --
   Receivable from fund shares sold...                  --                  156
   Other assets.......................                   1                    2
                                        ------------------  -------------------
   Total assets.......................           4,793,133            1,889,397
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  200
   Payable for fund shares purchased..                 798                   --
   Other liabilities..................                  --                    5
                                        ------------------  -------------------
   Total liabilities..................                 798                  205
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        4,792,335  $         1,889,192
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             136,074              117,396
   Minimum unit fair value #*.........  $        32.456338  $         14.936119
   Maximum unit fair value #*.........  $        35.345115  $         18.122270
   Contract liablility................  $        4,792,335  $         1,889,192

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(31)  Funded as of November 5, 2015.

(32) Formerly Victory Small Company Opportunity Fund. Change effective April 1, 2015.

(33)  Formerly Victory Established Value Fund. Change effective April 1,
      2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-78

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-79

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                  INVESCO             INVESCO             INVESCO
                                              INVESCO           EQUITY AND          GROWTH AND            MID CAP
                                           COMSTOCK FUND        INCOME FUND         INCOME FUND         GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             255,875           1,783,539             115,611              44,082
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        5,281,662  $       17,472,316  $        2,639,466  $        1,417,651
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $        5,547,374  $       17,157,648  $        2,724,960  $        1,514,232
   Due from Sponsor Company...........                  --               2,575               4,797               1,972
   Receivable from fund shares sold...                 837                  --                  --                  --
   Other assets.......................                  --                   2                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           5,548,211          17,160,225           2,729,757           1,516,204
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 877                  --                  --                  --
   Payable for fund shares purchased..                  --               2,594               4,814               2,004
   Other liabilities..................                   1                   2                   3                   6
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 878               2,596               4,817               2,010
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        5,547,333  $       17,157,629  $        2,724,940  $        1,514,194
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             286,161             910,071             184,220              86,340
   Minimum unit fair value #*.........  $        12.863209  $         9.620000  $        13.051359  $        15.941972
   Maximum unit fair value #*.........  $        21.680000  $        24.396292  $        16.681450  $        19.668707
   Contract liablility................  $        5,547,333  $       17,157,629  $        2,724,940  $        1,514,194

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                              INVESCO             INVESCO             INVESCO
                                           U.S. MORTGAGE         SMALL CAP           AMERICAN          INVESCO VALUE
                                               FUND             VALUE FUND          VALUE FUND      OPPORTUNITIES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................                  36              79,681              22,185              46,447
                                        ==================  ==================  ==================  ===================
     Cost.............................  $              452  $        1,468,819  $          833,179  $          476,162
                                        ==================  ==================  ==================  ===================
     Market Value.....................  $              437  $        1,284,450  $          736,778  $          523,926
   Due from Sponsor Company...........                  --                 253                 585                  --
   Receivable from fund shares sold...                   3                  --                  --               3,423
   Other assets.......................                   3                   2                   2                  --
                                        ------------------  ------------------  ------------------  -------------------
   Total assets.......................                 443           1,284,705             737,365             527,349
                                        ------------------  ------------------  ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                   7                  --                  --               3,427
   Payable for fund shares purchased..                  --                 292                 607                  --
   Other liabilities..................                  --                   1                   1                  --
                                        ------------------  ------------------  ------------------  -------------------
   Total liabilities..................                   7                 293                 608               3,427
                                        ------------------  ------------------  ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $              436  $        1,284,412  $          736,757  $          523,922
                                        ==================  ==================  ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                  34              36,213              21,482              38,806
   Minimum unit fair value #*.........  $        12.744346  $        33.957212  $        32.329832  $        12.948732
   Maximum unit fair value #*.........  $        13.018307  $        36.979454  $        35.207111  $        13.510029
   Contract liablility................  $              436  $        1,284,412  $          736,757  $          523,922

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                              INVESCO             INVESCO
                                            DIVERSIFIED          AMERICAN
                                           DIVIDEND FUND      FRANCHISE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              34,361               42,047
                                        ==================  ===================
     Cost.............................  $          600,500  $           669,635
                                        ==================  ===================
     Market Value.....................  $          603,730  $           700,501
   Due from Sponsor Company...........                 382                   30
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                  --                   --
                                        ------------------  -------------------
   Total assets.......................             604,112              700,531
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   --
   Payable for fund shares purchased..                 396                   72
   Other liabilities..................                   4                    3
                                        ------------------  -------------------
   Total liabilities..................                 400                   75
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          603,712  $           700,456
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              50,262               45,069
   Minimum unit fair value #*.........  $        10.923360  $         15.113838
   Maximum unit fair value #*.........  $        16.111675  $         15.768864
   Contract liablility................  $          603,712  $           700,456

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-80

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-81

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                              INVESCO                               WELLS FARGO
                                            GLOBAL CORE          VANGUARD          INTERNATIONAL        WELLS FARGO
                                            EQUITY FUND       500 INDEX FUND        EQUITY FUND       CORE BOND FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT (36)    SUB-ACCOUNT (37)
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               2,359              30,439               5,620               5,842
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           32,371  $        5,605,928  $           61,740  $           76,259
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $           31,111  $        5,737,203  $           61,702  $           75,650
   Due from Sponsor Company...........                  --               1,225                  20                  --
   Receivable from fund shares sold...                   4                  --                  --                  29
   Other assets.......................                  --                  --                  --                  12
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              31,115           5,738,428              61,722              75,691
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  15                  --                  --                  60
   Payable for fund shares purchased..                  --               1,225                  26                  --
   Other liabilities..................                   2                   1                   1                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  17               1,226                  27                  62
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           31,098  $        5,737,202  $           61,695  $           75,629
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               2,838             547,133               5,280               6,573
   Minimum unit fair value #*.........  $        10.916153  $        10.485945  $        10.980000  $        11.262209
   Maximum unit fair value #*.........  $        11.309217  $        10.485945  $        11.722493  $        11.640532
   Contract liablility................  $           31,098  $        5,737,202  $           61,695  $           75,629

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                         COLUMBIA SELIGMAN
                                          COMMUNICATIONS      COLUMBIA SELIGMAN        TIAA-CREF           TIAA-CREF
                                                AND                GLOBAL           LARGE CAP VALUE        LARGE CAP
                                         INFORMATION FUND      TECHNOLOGY FUND        INDEX FUND          GROWTH FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                        -------------------  -------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               4,739                7,181               48,589               5,070
                                        ===================  ===================  ==================  ==================
     Cost.............................  $          246,780   $          188,960   $          863,285  $          100,693
                                        ===================  ===================  ==================  ==================
     Market Value.....................  $          260,338   $          208,755   $          782,763  $          109,265
   Due from Sponsor Company...........                  --                   --                  147                  --
   Receivable from fund shares sold...                  --                   55                   --                  11
   Other assets.......................                  --                    1                    1                  --
                                        -------------------  -------------------  ------------------  ------------------
   Total assets.......................             260,338              208,811              782,911             109,276
                                        -------------------  -------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  43                   81                   --                  39
   Payable for fund shares purchased..                   8                   --                  154                  --
   Other liabilities..................                   8                    3                   --                   4
                                        -------------------  -------------------  ------------------  ------------------
   Total liabilities..................                  59                   84                  154                  43
                                        -------------------  -------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          260,279   $          208,727   $          782,757  $          109,233
                                        ===================  ===================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              12,070               10,604               48,408               6,283
   Minimum unit fair value #*.........  $        19.648756   $        19.005768   $        15.402748  $        16.774129
   Maximum unit fair value #*.........  $        26.649794   $        20.542960   $        16.185494  $        17.626522
   Contract liablility................  $          260,279   $          208,727   $          782,757  $          109,233

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --                   --                  --
   Minimum unit fair value #*.........                  --                   --                   --                  --
   Maximum unit fair value #*.........                  --                   --                   --                  --
   Contract liablility................                  --                   --                   --                  --


                                                                 TIAA-CREF
                                             TIAA-CREF            EQUITY
                                          BOND INDEX FUND       INDEX FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               4,318              22,521
                                        ==================  ==================
     Cost.............................  $           46,681  $          349,525
                                        ==================  ==================
     Market Value.....................  $           46,292  $          344,572
   Due from Sponsor Company...........                   2                 581
   Receivable from fund shares sold...                  --                  --
   Other assets.......................                   1                  --
                                        ------------------  ------------------
   Total assets.......................              46,295             345,153
                                        ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --
   Payable for fund shares purchased..                  22                 605
   Other liabilities..................                  --                   3
                                        ------------------  ------------------
   Total liabilities..................                  22                 608
                                        ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           46,273  $          344,545
                                        ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               4,415              21,113
   Minimum unit fair value #*.........  $        10.190304  $        16.010411
   Maximum unit fair value #*.........  $        10.498056  $        16.824029
   Contract liablility................  $           46,273  $          344,545

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --
   Minimum unit fair value #*.........                  --                  --
   Maximum unit fair value #*.........                  --                  --
   Contract liablility................                  --                  --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(36) Formerly Wells Fargo Advantage International Equity Fund. Change effective December 15, 2015.

(37) Formerly Wells Fargo Advantage Core Bond Fund. Change effective December 15, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-82

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-83

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                            MASSMUTUAL
                                           MSCI EAFE(R)         MASSMUTUAL          MASSMUTUAL          MASSMUTUAL
                                           INTERNATIONAL      RETIRESMART(SM)     RETIRESMART(SM)     RETIRESMART(SM)
                                            INDEX FUND           2015 FUND           2020 FUND           2025 FUND
                                         SUB-ACCOUNT (38)       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................                 454              30,396              78,829              64,711
                                        ==================  ==================  ==================  ==================
     Cost.............................  $            5,804  $          349,042  $          976,403  $          805,670
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $            5,309  $          324,016  $          878,948  $          727,356
   Due from Sponsor Company...........                  --                  --                  89                  --
   Receivable from fund shares sold...                  --                  44                  --                 107
   Other assets.......................                   1                   2                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................               5,310             324,062             879,038             727,463
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  10                  64                  --                 113
   Payable for fund shares purchased..                  --                  --                 100                  --
   Other liabilities..................                  --                  --                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  10                  64                 101                 113
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $            5,300  $          323,998  $          878,937  $          727,350
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                 588              32,659              89,207              73,990
   Minimum unit fair value #*.........  $         9.000016  $         9.770666  $         9.774727  $         9.762176
   Maximum unit fair value #*.........  $         9.073712  $         9.981396  $         9.900669  $         9.972739
   Contract liablility................  $            5,300  $          323,998  $          878,937  $          727,350

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                            MASSMUTUAL          MASSMUTUAL          MASSMUTUAL          MASSMUTUAL
                                          RETIRESMART(SM)     RETIRESMART(SM)     RETIRESMART(SM)     RETIRESMART(SM)
                                             2030 FUND           2035 FUND           2040 FUND           2045 FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              80,141              53,109              59,703              36,957
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        1,015,629  $          679,729  $          754,151  $          474,417
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $          891,966  $          612,351  $          648,969  $          425,381
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                 132                  10                 313                 237
   Other assets.......................                   3                  --                   1                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             892,101             612,361             649,283             425,619
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 140                  41                 344                 273
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                  --                   1                  --                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 140                  42                 344                 275
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          891,961  $          612,319  $          648,939  $          425,344
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              90,893              62,444              66,135              43,087
   Minimum unit fair value #*.........  $         9.744608  $         9.750610  $         9.763029  $         9.790120
   Maximum unit fair value #*.........  $         9.870163  $         9.960913  $         9.888816  $        10.001265
   Contract liablility................  $          891,961  $          612,319  $          648,939  $          425,344

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                            MASSMUTUAL          MASSMUTUAL
                                          RETIRESMART(SM)     RETIRESMART(SM)
                                             2050 FUND      IN RETIREMENT FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              43,260                1,026
                                        ==================  ===================
     Cost.............................  $          407,323  $            10,875
                                        ==================  ===================
     Market Value.....................  $          345,643  $            10,645
   Due from Sponsor Company...........                 350                   --
   Receivable from fund shares sold...                  --                    1
   Other assets.......................                   2                    1
                                        ------------------  -------------------
   Total assets.......................             345,995               10,647
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   16
   Payable for fund shares purchased..                 361                   --
   Other liabilities..................                  --                    1
                                        ------------------  -------------------
   Total liabilities..................                 361                   17
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          345,634  $            10,630
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              35,190                1,070
   Minimum unit fair value #*.........  $         9.772550  $          9.745777
   Maximum unit fair value #*.........  $         9.873171  $          9.955965
   Contract liablility................  $          345,634  $            10,630

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(38)  Funded as of August 10, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-84

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-85

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                            MASSMUTUAL                              CLEARBRIDGE        FIDELITY VIP
                                          RETIRESMART(SM)    AMERICAN CENTURY        SMALL CAP         FREEDOM 2050
                                               2055            HERITAGE FUND        VALUE FUND           PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT (39)
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               6,187              34,884                  97                  12
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           64,195  $          809,398  $            2,072  $              206
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $           60,135  $          697,321  $            1,825  $              203
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                  45                 134                   1                  --
   Other assets.......................                  --                   2                   1                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              60,180             697,457               1,827                 204
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  59                 166                  15                  --
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                   1                   3                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  60                 169                  15                  --
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           60,120  $          697,288  $            1,812  $              204
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               6,115              62,926                 134                  21
   Minimum unit fair value #*.........  $         9.785691  $        10.957119  $        12.097237  $         9.637768
   Maximum unit fair value #*.........  $         9.886450  $        19.990000  $        14.232742  $         9.637768
   Contract liablility................  $           60,120  $          697,288  $            1,812  $              204

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             MSIF GLOBAL        MM RUSSELL 2000       MASSMUTUAL
                                             OPPORTUNITY           SMALL CAP          S&P 500(R)        MM S&P MID CAP
                                              PORTFOLIO           INDEX FUND          INDEX FUND          INDEX FUND
                                        SUB-ACCOUNT (34)(35)   SUB-ACCOUNT (40)    SUB-ACCOUNT (41)       SUB-ACCOUNT
                                        --------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................                3,058                  254               1,645              22,704
                                        ====================  ==================  ==================  ==================
     Cost.............................   $           49,988   $            2,994  $           29,528  $          295,367
                                        ====================  ==================  ==================  ==================
     Market Value.....................   $           49,022   $            2,833  $           29,131  $          271,997
   Due from Sponsor Company...........                   71                   65                 639                   9
   Receivable from fund shares sold...                   --                   --                  --                  --
   Other assets.......................                    1                   --                  --                  --
                                        --------------------  ------------------  ------------------  ------------------
   Total assets.......................               49,094                2,898              29,770             272,006
                                        --------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   --                   --                  --                  --
   Payable for fund shares purchased..                   87                   71                 650                  30
   Other liabilities..................                   --                    2                   2                   2
                                        --------------------  ------------------  ------------------  ------------------
   Total liabilities..................                   87                   73                 652                  32
                                        --------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........   $           49,007   $            2,825  $           29,118  $          271,974
                                        ====================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                4,692                  274               2,651              26,096
   Minimum unit fair value #*.........   $        10.442144   $        10.319112  $        10.960900  $        10.340822
   Maximum unit fair value #*.........   $        10.457374   $        10.319112  $        11.095709  $        10.553687
   Contract liablility................   $           49,007   $            2,825  $           29,118  $          271,974

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                   --                   --                  --                  --
   Minimum unit fair value #*.........                   --                   --                  --                  --
   Maximum unit fair value #*.........                   --                   --                  --                  --
   Contract liablility................                   --                   --                  --                  --

                                              RUSSELL
                                             BALANCED
                                           STRATEGY FUND
                                            SUB-ACCOUNT
                                        ------------------
ASSETS:
   Investments:
     Number of shares.................              17,344
                                        ==================
     Cost.............................  $          210,835
                                        ==================
     Market Value.....................  $          187,314
   Due from Sponsor Company...........                  --
   Receivable from fund shares sold...                 106
   Other assets.......................                   1
                                        ------------------
   Total assets.......................             187,421
                                        ------------------

LIABILITIES:
   Due to Sponsor.....................                 112
   Payable for fund shares purchased..                  --
   Other liabilities..................                  --
                                        ------------------
   Total liabilities..................                 112
                                        ------------------

NET ASSETS:
   For contract liabilities...........  $          187,309
                                        ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              19,002
   Minimum unit fair value #*.........  $         9.828971
   Maximum unit fair value #*.........  $         9.940136
   Contract liablility................  $          187,309

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --
   Minimum unit fair value #*.........                  --
   Maximum unit fair value #*.........                  --
   Contract liablility................                  --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(34) Effective December 4, 2015 Morgan Stanley Institutional Opportunity Portfolio merged with MSIF Global Opportunity Portfolio.

(35)  Funded as of December 4, 2015.

(39)  Funded as of August 20, 2015.

(40)  Funded as October 19, 2015.

(41)  Funded as of July 14, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-86

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-87

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                              RUSSELL             RUSSELL             RUSSELL
                                           CONSERVATIVE           GROWTH             MODERATE              PIMCO
                                           STRATEGY FUND       STRATEGY FUND       STRATEGY FUND     TOTAL RETURN FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               2,874              37,988              29,853           2,683,481
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           31,075  $          450,147  $          347,420  $       29,227,410
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $           27,328  $          430,021  $          299,429  $       27,022,651
   Due from Sponsor Company...........                  --              27,099                  --               8,380
   Receivable from fund shares sold...                  24                  --                  73                  --
   Other assets.......................                   1                  --                   1                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              27,353             457,120             299,503          27,031,034
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  42                  --                  87                  --
   Payable for fund shares purchased..                  --              27,107                  --               8,384
   Other liabilities..................                  --                   3                  --                 299
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  42              27,110                  87               8,683
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           27,311  $          430,010  $          299,416  $       27,022,351
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               2,782              44,172              30,435           1,835,936
   Minimum unit fair value #*.........  $         9.798857  $         9.716326  $         9.814478  $        10.070000
   Maximum unit fair value #*.........  $         9.909682  $         9.740636  $         9.839041  $        16.116828
   Contract liablility................  $           27,311  $          430,010  $          299,416  $       27,022,351

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                                     OAK RIDGE
                                               PIMCO             HIMCO VIT           SMALL CAP
                                         REAL RETURN FUND       INDEX FUND          GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................           1,751,398             265,219              18,284
                                        ==================  ==================  ==================
     Cost.............................  $       19,887,894  $       10,159,238  $          691,739
                                        ==================  ==================  ==================
     Market Value.....................  $       18,407,195  $       10,824,218  $          625,132
   Due from Sponsor Company...........               5,750               3,703                 297
   Receivable from fund shares sold...                  --                  --                  --
   Other assets.......................                  --                  --                  --
                                        ------------------  ------------------  ------------------
   Total assets.......................          18,412,945          10,827,921             625,429
                                        ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --
   Payable for fund shares purchased..               5,750               3,732                 335
   Other liabilities..................                  30                   6                   1
                                        ------------------  ------------------  ------------------
   Total liabilities..................               5,780               3,738                 336
                                        ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $       18,407,165  $       10,824,183  $          625,093
                                        ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......           1,383,176             977,931              60,783
   Minimum unit fair value #*.........  $        10.510000  $        10.329263  $        10.240210
   Maximum unit fair value #*.........  $        15.264324  $        11.070328  $        10.333244
   Contract liablility................  $       18,407,165  $       10,752,088  $          625,093

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --               6,568                  --
   Minimum unit fair value #*.........                  --  $         10.97671                  --
   Maximum unit fair value #*.........                  --  $         10.97671                  --
   Contract liablility................                  --  $           72,095                  --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-88

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-89

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                         AMERICAN CENTURY         AMERICAN             AMERICAN
                                                                              EQUITY               CENTURY              CENTURY
                                                                            INCOME FUND          GROWTH FUND         ULTRA(R) FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $         667,696    $          91,439   $              --
                                                                         ------------------  -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (78,608)              (9,793)             (1,287)
                                                                         ------------------  -------------------  ------------------
     Total expenses....................................................            (78,608)              (9,793)             (1,287)
                                                                         ------------------  -------------------  ------------------
     Net investment income (loss)......................................            589,088               81,646              (1,287)
                                                                         ------------------  -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................           (750,447)              40,719               2,370
   Net realized gain distributions.....................................          2,245,376            1,791,047              13,079
   Change in unrealized appreciation (depreciation) during the period..         (2,046,798)            (729,171)             (5,899)
                                                                         ------------------  -------------------  ------------------
     Net gain (loss) on investments....................................           (551,869)           1,102,595               9,550
                                                                         ------------------  -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          37,219    $       1,184,241   $           8,263
                                                                         ==================  ===================  ==================


                                                                              AMERICAN            AMERICAN
                                                                             CENTURY VP          CENTURY VP
                                                                            BALANCED FUND    INTERNATIONAL FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           3,062    $              32
                                                                         ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (1,255)                 (64)
                                                                         ------------------  -------------------
     Total expenses....................................................             (1,255)                 (64)
                                                                         ------------------  -------------------
     Net investment income (loss)......................................              1,807                  (32)
                                                                         ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              2,412                   (1)
   Net realized gain distributions.....................................             17,584                   --
   Change in unrealized appreciation (depreciation) during the period..            (27,343)                  (2)
                                                                         ------------------  -------------------
     Net gain (loss) on investments....................................             (7,347)                  (3)
                                                                         ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          (5,540)   $             (35)
                                                                         ==================  ===================

                                                                                                   AMERICAN
                                                                          AMERICAN CENTURY          CENTURY
                                                                              SMALL CAP          LARGE COMPANY
                                                                             VALUE FUND           VALUE FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          17,165   $              428
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (2,502)                (353)
                                                                         -------------------  -------------------
     Total expenses....................................................              (2,502)                (353)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              14,663                   75
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               6,449                1,581
   Net realized gain distributions.....................................             539,070                   --
   Change in unrealized appreciation (depreciation) during the period..            (686,466)              (3,817)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................            (140,947)              (2,236)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $        (126,284)  $           (2,161)
                                                                         ===================  ===================

                                                                                                                     AMERICAN
                                                                          AMERICAN CENTURY   AMERICAN CENTURY       CENTURY VP
                                                                         INFLATION-ADJUSTED       EQUITY             INCOME &
                                                                              BOND FUND         GROWTH FUND         GROWTH FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $             996   $             708   $           7,251
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (1,416)               (584)             (2,421)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (1,416)               (584)             (2,421)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................               (420)                124               4,830
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                (45)                366               4,017
   Net realized gain distributions.....................................                 --               5,699              29,732
   Change in unrealized appreciation (depreciation) during the period..             (4,206)             (9,794)            (60,799)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             (4,251)             (3,729)            (27,050)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          (4,671)  $          (3,605)  $         (22,220)
                                                                         ==================  ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-90

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-91

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                                                      AMERICAN
                                                                             AMERICAN            AMERICAN              CENTURY
                                                                            CENTURY VP          CENTURY VP             MID CAP
                                                                            ULTRA FUND          VALUE FUND           VALUE FUND
                                                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           2,852   $          17,779    $           3,886
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (4,610)             (5,822)              (2,568)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................             (4,610)             (5,822)              (2,568)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................             (1,758)             11,957                1,318
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              2,154               7,153                2,541
   Net realized gain distributions.....................................             61,422                  --               43,579
   Change in unrealized appreciation (depreciation) during the period..            (27,241)            (57,829)             (61,785)
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................             36,335             (50,676)             (15,665)
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          34,577   $         (38,719)   $         (14,347)
                                                                         ==================  ==================  ===================


                                                                            INVESCO V.I.        INVESCO V.I.          INVESCO
                                                                              SMALL CAP          DIVERSIFIED         EUROPEAN
                                                                             EQUITY FUND        DIVIDEND FUND       GROWTH FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $           2,515   $           7,180
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (1,441)             (1,004)             (2,457)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (1,441)             (1,004)             (2,457)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................             (1,441)              1,511               4,723
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             16,856               2,225               4,670
   Net realized gain distributions.....................................             37,522                  --              16,212
   Change in unrealized appreciation (depreciation) during the period..            (66,209)             (2,153)             (6,384)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................            (11,831)                 72              14,498
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         (13,272)  $           1,583   $          19,221
                                                                         ==================  ==================  ==================


                                                                              INVESCO              INVESCO              INVESCO
                                                                           INTERNATIONAL           MID CAP             SMALL CAP
                                                                            GROWTH FUND       CORE EQUITY FUND        GROWTH FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           4,276    $              91   $              --
                                                                         ------------------  -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (4,184)              (1,826)             (7,096)
                                                                         ------------------  -------------------  ------------------
     Total expenses....................................................             (4,184)              (1,826)             (7,096)
                                                                         ------------------  -------------------  ------------------
     Net investment income (loss)......................................                 92               (1,735)             (7,096)
                                                                         ------------------  -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             56,414                  (96)              5,313
   Net realized gain distributions.....................................                 --               14,908             109,341
   Change in unrealized appreciation (depreciation) during the period..            (84,926)             (26,143)           (146,433)
                                                                         ------------------  -------------------  ------------------
     Net gain (loss) on investments....................................            (28,512)             (11,331)            (31,779)
                                                                         ------------------  -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         (28,420)   $         (13,066)  $         (38,875)
                                                                         ==================  ===================  ==================



                                                                               INVESCO
                                                                          REAL ESTATE FUND
                                                                             SUB-ACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          78,960
                                                                         ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (29,918)
                                                                         ------------------
     Total expenses....................................................            (29,918)
                                                                         ------------------
     Net investment income (loss)......................................             49,042
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            119,405
   Net realized gain distributions.....................................            887,990
   Change in unrealized appreciation (depreciation) during the period..           (992,125)
                                                                         ------------------
     Net gain (loss) on investments....................................             15,270
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...  $          64,312
                                                                         ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-92

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-93

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                              INVESCO              INVESCO         AMERICAN CENTURY
                                                                             SMALL CAP           DEVELOPING           DIVERSIFIED
                                                                            EQUITY FUND         MARKETS FUND           BOND FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --    $          16,903   $           1,198
                                                                         ------------------  -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (5,240)              (5,458)               (592)
                                                                         ------------------  -------------------  ------------------
     Total expenses....................................................             (5,240)              (5,458)               (592)
                                                                         ------------------  -------------------  ------------------
     Net investment income (loss)......................................             (5,240)              11,445                 606
                                                                         ------------------  -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             (7,758)            (256,754)                (17)
   Net realized gain distributions.....................................             57,379                   --                  --
   Change in unrealized appreciation (depreciation) during the period..           (106,354)            (112,170)             (1,264)
                                                                         ------------------  -------------------  ------------------
     Net gain (loss) on investments....................................            (56,733)            (368,924)             (1,281)
                                                                         ------------------  -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         (61,973)   $        (357,479)  $            (675)
                                                                         ==================  ===================  ==================

                                                                         AMERICAN CENTURY
                                                                            PRIME MONEY        DOMINI SOCIAL          AB GLOBAL
                                                                            MARKET FUND         EQUITY FUND           BOND FUND
                                                                            SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT (1)
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              91   $          10,183    $           1,257
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (2,791)             (2,548)                (332)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................             (2,791)             (2,548)                (332)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................             (2,700)              7,635                  925
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 --            (102,312)                (152)
   Net realized gain distributions.....................................                 --              68,089                   21
   Change in unrealized appreciation (depreciation) during the period..                 --             (83,917)                (962)
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................                 --            (118,140)              (1,093)
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          (2,700)  $        (110,505)   $            (168)
                                                                         ==================  ==================  ===================

                                                                               AB 2055             AB 2050
                                                                             RETIREMENT          RETIREMENT       AB GLOBAL RISK
                                                                              STRATEGY            STRATEGY        ALLOCATION FUND
                                                                           SUB-ACCOUNT (2)     SUB-ACCOUNT (3)    SUB-ACCOUNT (4)
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $              --   $             111
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................               (108)               (824)             (1,662)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................               (108)               (824)             (1,662)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................               (108)               (824)             (1,551)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             (1,323)            (15,847)             (4,649)
   Net realized gain distributions.....................................                389               8,013                  --
   Change in unrealized appreciation (depreciation) during the period..                383               5,260              (3,858)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................               (551)             (2,574)             (8,507)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $            (659)  $          (3,398)  $         (10,058)
                                                                         ==================  ==================  ==================


                                                                            AB GROWTH AND
                                                                             INCOME FUND
                                                                           SUB-ACCOUNT (5)
                                                                         -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           1,161
                                                                         -------------------

EXPENSES:
   Mortality and expense risk charges..................................                (708)
                                                                         -------------------
     Total expenses....................................................                (708)
                                                                         -------------------
     Net investment income (loss)......................................                 453
                                                                         -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 506
   Net realized gain distributions.....................................               3,728
   Change in unrealized appreciation (depreciation) during the period..              (3,599)
                                                                         -------------------
     Net gain (loss) on investments....................................                 635
                                                                         -------------------
     Net increase (decrease) in net assets resulting from operations...   $           1,088
                                                                         ===================

(1) Formerly AllianceBernstein Global Bond Fund. Change effective January 20, 2015.

(2) Formerly AllianceBernstein 2055 Retirement Strategy. Change effective January 20, 2015. Effective November 18, 2015 this fund was liquidated.

(3) Formerly AllianceBernstein 2050 Retirement Strategy. Change effective January 20, 2015. Effective November 18, 2015 this fund was liquidated.

(4) Formerly AllianceBernstein Global Risk Allocation Fund. Change effective January 20, 2015.

(5) Formerly AllianceBernstein Growth and Income Fund. Change effective January 20, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-94

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-95

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                          AB INTERNATIONAL   AB INTERNATIONAL        AB GLOBAL
                                                                             GROWTH FUND        VALUE FUND          VALUE FUND
                                                                           SUB-ACCOUNT (6)    SUB-ACCOUNT (7)     SUB-ACCOUNT (8)
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $          15,248   $              --
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (3,431)             (9,684)                (21)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (3,431)             (9,684)                (21)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................             (3,431)              5,564                 (21)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             16,388             (83,626)              3,804
   Net realized gain distributions.....................................                 --                  --                  --
   Change in unrealized appreciation (depreciation) during the period..            (23,167)             97,825              (3,881)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             (6,779)             14,199                 (77)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         (10,210)  $          19,763   $             (98)
                                                                         ==================  ==================  ==================


                                                                                                 AB DISCOVERY
                                                                           AB GROWTH FUND         GROWTH FUND
                                                                           SUB-ACCOUNT (9)     SUB-ACCOUNT (10)
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --    $              --
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................                (334)              (2,077)
                                                                         -------------------  -------------------
     Total expenses....................................................                (334)              (2,077)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................                (334)              (2,077)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               2,617                  413
   Net realized gain distributions.....................................               5,498               14,068
   Change in unrealized appreciation (depreciation) during the period..              (4,806)             (18,210)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................               3,309               (3,729)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $           2,975    $          (5,806)
                                                                         ===================  ===================

                                                                                                                       AB 2015
                                                                            AB DISCOVERY                             RETIREMENT
                                                                             VALUE FUND          AB VALUE FUND        STRATEGY
                                                                          SUB-ACCOUNT (11)     SUB-ACCOUNT (12)   SUB-ACCOUNT (13)
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              29    $              74   $             424
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (8,237)                 (73)             (1,206)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................             (8,237)                 (73)             (1,206)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................             (8,208)                   1                (782)
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             12,109                  104               7,464
   Net realized gain distributions.....................................             54,258                   --                  --
   Change in unrealized appreciation (depreciation) during the period..           (123,303)                (655)             (8,576)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................            (56,936)                (551)             (1,112)
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          (65,144)  $            (550)  $          (1,894)
                                                                         ===================  ==================  ==================

                                                                              AB 2025             AB 2035
                                                                            RETIREMENT          RETIREMENT
                                                                             STRATEGY            STRATEGY
                                                                         SUB-ACCOUNT (14)    SUB-ACCOUNT (15)
                                                                         ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $             110   $             720
                                                                         ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (2,574)             (2,495)
                                                                         ------------------  ------------------
     Total expenses....................................................             (2,574)             (2,495)
                                                                         ------------------  ------------------
     Net investment income (loss)......................................             (2,464)             (1,775)
                                                                         ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             17,291              (1,029)
   Net realized gain distributions.....................................             10,015              25,732
   Change in unrealized appreciation (depreciation) during the period..            (28,600)            (30,922)
                                                                         ------------------  ------------------
     Net gain (loss) on investments....................................             (1,294)             (6,219)
                                                                         ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          (3,758)  $          (7,994)
                                                                         ==================  ==================

(6) Formerly AllianceBernstein International Growth Fund. Change effective January 20, 2015.

(7) Formerly AllianceBernstein International Value Fund. Change effective January 20, 2015.

(8) Formerly AllianceBernstein Global Value Fund. Change effective January 20, 2015. Not funded as of December 31, 2015.

(9)   Formerly AllianceBernstein Growth Fund. Change effective January 20,
      2015.

(10) Formerly AllianceBernstein Discovery Growth Fund. Change effective January 20, 2015.

(11) Formerly AllianceBernstein Discovery Value Fund. Change effective January 20, 2015.

(12)  Formerly AllianceBernstein Value Fund. Change effective January 20,
      2015.

(13) Formerly AllianceBernstein 2015 Retirement Strategy. Change effective January 20, 2015. Effective November 18, 2015 this fund was liquidated.

(14) Formerly AllianceBernstein 2025 Retirement Strategy. Change effective January 20, 2015. Effective November 18, 2015 this fund was liquidated.

(15) Formerly AllianceBernstein 2035 Retirement Strategy. Change effective January 20, 2015. Effective November 18, 2015 this fund was liquidated.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-96

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-97

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                               AB 2045                                 AB 2020
                                                                             RETIREMENT           AB HIGH            RETIREMENT
                                                                              STRATEGY          INCOME FUND           STRATEGY
                                                                          SUB-ACCOUNT (16)   SUB-ACCOUNT (17)     SUB-ACCOUNT (18)
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $          22,659   $             798
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (1,927)             (3,016)             (4,479)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (1,927)             (3,016)             (4,479)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................             (1,927)             19,643              (3,681)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            (23,153)             (2,230)             26,393
   Net realized gain distributions.....................................             20,922                  --               3,966
   Change in unrealized appreciation (depreciation) during the period..             (7,689)            (35,349)            (41,729)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             (9,920)            (37,579)            (11,370)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         (11,847)  $         (17,936)  $         (15,051)
                                                                         ==================  ==================  ==================

                                                                              AB 2030              AB 2040
                                                                            RETIREMENT           RETIREMENT         AMERICAN FUNDS
                                                                             STRATEGY             STRATEGY           AMCAP FUND(R)
                                                                         SUB-ACCOUNT (19)     SUB-ACCOUNT (20)        SUB-ACCOUNT
                                                                         ------------------  -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --    $              --   $              --
                                                                         ------------------  -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (4,773)              (2,429)            (28,805)
                                                                         ------------------  -------------------  ------------------
     Total expenses....................................................             (4,773)              (2,429)            (28,805)
                                                                         ------------------  -------------------  ------------------
     Net investment income (loss)......................................             (4,773)              (2,429)            (28,805)
                                                                         ------------------  -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             (7,351)             (51,262)            130,018
   Net realized gain distributions.....................................             43,540               75,015             308,449
   Change in unrealized appreciation (depreciation) during the period..            (49,897)             (25,133)           (418,089)
                                                                         ------------------  -------------------  ------------------
     Net gain (loss) on investments....................................            (13,708)              (1,380)             20,378
                                                                         ------------------  -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         (18,481)   $          (3,809)  $          (8,427)
                                                                         ==================  ===================  ==================

                                                                          AMERICAN FUNDS       AMERICAN FUNDS     AMERICAN FUNDS
                                                                             AMERICAN          CAPITAL INCOME       EUROPACIFIC
                                                                         BALANCED FUND(R)        BUILDER(R)         GROWTH FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          98,978    $        580,605   $         470,506
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (68,418)           (160,187)           (126,810)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................            (68,418)           (160,187)           (126,810)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................             30,560             420,418             343,696
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            267,620             373,381             642,786
   Net realized gain distributions.....................................            297,468                  --             398,579
   Change in unrealized appreciation (depreciation) during the period..           (564,202)         (1,573,954)         (1,870,489)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................                886          (1,200,573)           (829,124)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          31,446    $       (780,155)  $        (485,428)
                                                                         ==================  ==================  ==================

                                                                           AMERICAN FUNDS
                                                                             FUNDAMENTAL
                                                                         INVESTORS FUND(SM)
                                                                             SUB-ACCOUNT
                                                                         -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $         187,361
                                                                         -------------------

EXPENSES:
   Mortality and expense risk charges..................................            (126,908)
                                                                         -------------------
     Total expenses....................................................            (126,908)
                                                                         -------------------
     Net investment income (loss)......................................              60,453
                                                                         -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             632,465
   Net realized gain distributions.....................................             743,883
   Change in unrealized appreciation (depreciation) during the period..          (1,075,831)
                                                                         -------------------
     Net gain (loss) on investments....................................             300,517
                                                                         -------------------
     Net increase (decrease) in net assets resulting from operations...   $         360,970
                                                                         ===================

(16) Formerly AllianceBernstein 2045 Retirement Strategy. Change effective January 20, 2015. Effective November 18, 2015 this fund was liquidated.

(17) Formerly AllianceBernstein High Income Fund. Change effective January 20, 2015.

(18) Formerly AllianceBernstein 2020 Retirement Strategy. Change effective January 20, 2015. Effective November 18, 2015 this fund was liquidated.

(19) Formerly AllianceBernstein 2030 Retirement Strategy. Change effective January 20, 2015. Effective November 18, 2015 this fund was liquidated.

(20) Formerly AllianceBernstein 2040 Retirement Strategy. Change effective January 20, 2015. Effective November 18, 2015 this fund was liquidated.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-98

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-99

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                           AMERICAN FUNDS       AMERICAN FUNDS     AMERICAN FUNDS
                                                                                 NEW             THE BOND FUND     THE GROWTH FUND
                                                                         PERSPECTIVE FUND(R)     OF AMERICA(R)      OF AMERICA(R)
                                                                             SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          27,940   $          84,076   $         107,380
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (56,838)            (44,023)           (288,873)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................             (56,838)            (44,023)           (288,873)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................             (28,898)             40,053            (181,493)
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             176,402              34,744           1,889,812
   Net realized gain distributions.....................................             409,036                  --           3,322,308
   Change in unrealized appreciation (depreciation) during the period..            (270,644)           (125,064)         (3,270,921)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             314,794             (90,320)          1,941,199
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $         285,896   $         (50,267)  $       1,759,706
                                                                         ===================  ==================  ==================

                                                                                              AMERICAN FUNDS
                                                                           AMERICAN FUNDS     THE INVESTMENT       AMERICAN FUNDS
                                                                           THE INCOME FUND        COMPANY              THE NEW
                                                                            OF AMERICA(R)      OF AMERICA(R)       ECONOMY FUND(R)
                                                                             SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $         356,851   $         120,635   $           1,169
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (97,659)            (75,441)            (17,240)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................            (97,659)            (75,441)            (17,240)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................            259,192              45,194             (16,071)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            308,051             282,833              85,821
   Net realized gain distributions.....................................            225,856             638,628             124,833
   Change in unrealized appreciation (depreciation) during the period..         (1,151,151)         (1,210,960)           (115,491)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................           (617,244)           (289,499)             95,163
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $        (358,052)  $        (244,305)  $          79,092
                                                                         ==================  ==================  ==================

                                                                           AMERICAN FUNDS                          AMERICAN FUNDS
                                                                             WASHINGTON         AMERICAN FUNDS      CAPITAL WORLD
                                                                               MUTUAL              AMERICAN          GROWTH AND
                                                                         INVESTORS FUND(SM)     MUTUAL FUND(R)     INCOME FUND(SM)
                                                                             SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          74,430   $          85,143   $         572,834
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (35,624)            (28,457)           (149,390)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................             (35,624)            (28,457)           (149,390)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................              38,806              56,686             423,444
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             214,825             135,035             946,953
   Net realized gain distributions.....................................             175,936             201,204             431,383
   Change in unrealized appreciation (depreciation) during the period..            (485,932)           (579,299)         (2,618,694)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             (95,171)           (243,060)         (1,240,358)
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $         (56,365)  $        (186,374)  $        (816,914)
                                                                         ===================  ==================  ==================


                                                                           AMERICAN FUNDS
                                                                              SMALLCAP
                                                                            WORLD FUND(R)
                                                                             SUB-ACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --
                                                                         ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (7,596)
                                                                         ------------------
     Total expenses....................................................             (7,596)
                                                                         ------------------
     Net investment income (loss)......................................             (7,596)
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             16,106
   Net realized gain distributions.....................................             57,440
   Change in unrealized appreciation (depreciation) during the period..            (54,771)
                                                                         ------------------
     Net gain (loss) on investments....................................             18,775
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...  $          11,179
                                                                         ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-100

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-101

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                ARIEL
                                                                          APPRECIATION FUND       ARIEL FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           1,733   $           1,332
                                                                         -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................              (1,292)             (1,458)
                                                                         -------------------  ------------------
     Total expenses....................................................              (1,292)             (1,458)
                                                                         -------------------  ------------------
     Net investment income (loss)......................................                 441                (126)
                                                                         -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              13,213              37,350
   Net realized gain distributions.....................................              15,317              25,809
   Change in unrealized appreciation (depreciation) during the period..             (41,175)            (72,605)
                                                                         -------------------  ------------------
     Net gain (loss) on investments....................................             (12,645)             (9,446)
                                                                         -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $         (12,204)  $          (9,572)
                                                                         ===================  ==================

                                                                               ARTISAN
                                                                               MID CAP             AVE MARIA
                                                                             VALUE FUND        OPPORTUNITY FUND
                                                                             SUB-ACCOUNT       SUB-ACCOUNT (21)
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           23,698   $               --
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (4,226)                (530)
                                                                         -------------------  -------------------
     Total expenses....................................................              (4,226)                (530)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              19,472                 (530)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              42,599              (22,094)
   Net realized gain distributions.....................................             890,603                   --
   Change in unrealized appreciation (depreciation) during the period..          (1,562,273)               5,922
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................            (629,071)             (16,172)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $         (609,599)  $          (16,702)
                                                                         ===================  ===================

                                                                              AVE MARIA           AVE MARIA
                                                                               RISING             CATHOLIC             AVE MARIA
                                                                            DIVIDEND FUND        VALUES FUND          GROWTH FUND
                                                                             SUB-ACCOUNT      SUB-ACCOUNT (22)        SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          20,883   $              52   $             706
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (10,714)               (295)             (3,064)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................             (10,714)               (295)             (3,064)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................              10,169                (243)             (2,358)
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              11,318              (1,580)              3,420
   Net realized gain distributions.....................................              94,973                  44              24,826
   Change in unrealized appreciation (depreciation) during the period..            (230,548)            (11,982)            (38,430)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................            (124,257)            (13,518)            (10,184)
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $        (114,088)  $         (13,761)  $         (12,542)
                                                                         ===================  ==================  ==================

                                                                              BLACKROCK            BLACKROCK
                                                                          LIFEPATH(R) 2020     LIFEPATH(R) 2030
                                                                              PORTFOLIO            PORTFOLIO
                                                                          SUB-ACCOUNT (23)     SUB-ACCOUNT (24)
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          442,994    $         441,844
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (80,906)            (112,652)
                                                                         -------------------  -------------------
     Total expenses....................................................             (80,906)            (112,652)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................             362,088              329,192
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            (248,867)            (215,888)
   Net realized gain distributions.....................................           1,429,396            1,798,053
   Change in unrealized appreciation (depreciation) during the period..          (2,092,166)          (2,621,115)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................            (911,637)          (1,038,950)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $         (549,549)   $        (709,758)
                                                                         ===================  ===================

                                                                             BLACKROCK
                                                                         LIFEPATH(R) 2040
                                                                             PORTFOLIO
                                                                         SUB-ACCOUNT (25)
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $         376,105
                                                                         ------------------

EXPENSES:
   Mortality and expense risk charges..................................           (113,005)
                                                                         ------------------
     Total expenses....................................................           (113,005)
                                                                         ------------------
     Net investment income (loss)......................................            263,100
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................           (204,238)
   Net realized gain distributions.....................................          1,961,696
   Change in unrealized appreciation (depreciation) during the period..         (2,759,813)
                                                                         ------------------
     Net gain (loss) on investments....................................         (1,002,355)
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...  $        (739,255)
                                                                         ==================

(21)  Not funded as of December 31, 2015.

(22)  Funded as of July 31, 2015.

(23)  Formerly LifePath 2020 Portfolio. Change effective March 31, 2015.

(24)  Formerly LifePath 2030 Portfolio. Change effective March 31, 2015.

(25)  Formerly LifePath 2040 Portfolio. Change effective March 31, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-102

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-103

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                              BLACKROCK            BLACKROCK           BLACKROCK
                                                                             LIFEPATH(R)       LIFEPATH(R) 2050    LIFEPATH(R) 2025
                                                                           RETIREMENT FUND         PORTFOLIO           PORTFOLIO
                                                                          SUB-ACCOUNT (26)     SUB-ACCOUNT (27)       SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          101,292   $          47,009   $          11,156
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (19,017)            (12,822)             (6,890)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................             (19,017)            (12,822)             (6,890)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................              82,275              34,187               4,266
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            (111,046)            (17,730)            (26,708)
   Net realized gain distributions.....................................             174,047             233,152              16,473
   Change in unrealized appreciation (depreciation) during the period..            (240,226)           (365,436)            (18,189)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................            (177,225)           (150,014)            (28,424)
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          (94,950)  $        (115,827)  $         (24,158)
                                                                         ===================  ==================  ==================

                                                                             BLACKROCK           BLACKROCK           BLACKROCK
                                                                         LIFEPATH(R) 2035    LIFEPATH(R) 2045    LIFEPATH(R) 2055
                                                                             PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           1,949   $           2,108   $             830
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (1,347)             (1,343)               (468)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (1,347)             (1,343)               (468)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................                602                 765                 362
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             (1,108)            (10,609)             (1,709)
   Net realized gain distributions.....................................              4,560               4,599               1,648
   Change in unrealized appreciation (depreciation) during the period..            (10,025)             (4,767)             (4,246)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             (6,573)            (10,777)             (4,307)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          (5,971)  $         (10,012)  $          (3,945)
                                                                         ==================  ==================  ==================

                                                                                                   BLACKROCK
                                                                                BARON           U.S. GOVERNMENT
                                                                           SMALL CAP FUND       BOND PORTFOLIO
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --    $           3,958
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................                (737)              (1,581)
                                                                         -------------------  -------------------
     Total expenses....................................................                (737)              (1,581)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................                (737)               2,377
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              56,971               (1,795)
   Net realized gain distributions.....................................             369,395                  814
   Change in unrealized appreciation (depreciation) during the period..            (618,469)              (2,620)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................            (192,103)              (3,601)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $        (192,840)   $          (1,224)
                                                                         ===================  ===================

                                                                              BLACKROCK            BLACKROCK
                                                                               EQUITY               CAPITAL
                                                                            DIVIDEND FUND      APPRECIATION FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          51,103   $               --
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (26,038)              (2,653)
                                                                         -------------------  -------------------
     Total expenses....................................................             (26,038)              (2,653)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              25,065               (2,653)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             320,806                2,633
   Net realized gain distributions.....................................             415,012               31,959
   Change in unrealized appreciation (depreciation) during the period..            (806,246)             (12,647)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................             (70,428)              21,945
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $         (45,363)  $           19,292
                                                                         ===================  ===================

(26)  Formerly LifePath Retirement Portfolio. Change effective March 31,
      2015.

(27)  Formerly LifePath 2050 Portfolio. Change effective March 31, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-104

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-105

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                              BLACKROCK
                                                                              FLEXIBLE          CALVERT VP SRI
                                                                             EQUITY FUND      BALANCED PORTFOLIO
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $             177    $             618
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (1,283)              (3,674)
                                                                         -------------------  -------------------
     Total expenses....................................................              (1,283)              (3,674)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              (1,106)              (3,056)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                (884)                 264
   Net realized gain distributions.....................................               8,136                2,223
   Change in unrealized appreciation (depreciation) during the period..              (6,098)             (14,531)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................               1,154              (12,044)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $              48    $         (15,100)
                                                                         ===================  ===================



                                                                           CALVERT EQUITY        CALVERT BOND
                                                                              PORTFOLIO            PORTFOLIO
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          18,775   $           52,470
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (36,744)             (15,228)
                                                                         -------------------  -------------------
     Total expenses....................................................             (36,744)             (15,228)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................             (17,969)              37,242
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             209,354                3,756
   Net realized gain distributions.....................................           1,169,844                   --
   Change in unrealized appreciation (depreciation) during the period..          (1,183,334)             (54,712)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................             195,864              (50,956)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $         177,895   $          (13,714)
                                                                         ===================  ===================


                                                                                                   COLUMBIA
                                                                               CALVERT            CONTRARIAN
                                                                             INCOME FUND           CORE FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           21,497   $           11,726
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (7,596)              (4,779)
                                                                         -------------------  -------------------
     Total expenses....................................................              (7,596)              (4,779)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              13,901                6,947
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 456               58,608
   Net realized gain distributions.....................................                  --               13,587
   Change in unrealized appreciation (depreciation) during the period..             (30,138)             (68,020)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................             (29,682)               4,175
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          (15,781)  $           11,122
                                                                         ===================  ===================

                                                                                                                       COLUMBIA
                                                                              COLUMBIA             COLUMBIA          INTERNATIONAL
                                                                              LARGE CAP            SMALL CAP         OPPORTUNITIES
                                                                           GROWTH FUND II        VALUE I FUND            FUND
                                                                          SUB-ACCOUNT (28)        SUB-ACCOUNT      SUB-ACCOUNT (29)
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $               --   $             151   $              --
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................              (1,305)               (710)                (97)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................              (1,305)               (710)                (97)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................              (1,305)               (559)                (97)
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               4,082              (4,940)                 60
   Net realized gain distributions.....................................                  --               5,433                  --
   Change in unrealized appreciation (depreciation) during the period..              (3,099)             (2,907)               (104)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................                 983              (2,414)                (44)
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $             (322)  $          (2,973)  $            (141)
                                                                         ===================  ==================  ==================


                                                                              COLUMBIA
                                                                               MID CAP
                                                                             VALUE FUND
                                                                             SUB-ACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           2,955
                                                                         ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (10,015)
                                                                         ------------------
     Total expenses....................................................            (10,015)
                                                                         ------------------
     Net investment income (loss)......................................             (7,060)
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              3,562
   Net realized gain distributions.....................................            144,504
   Change in unrealized appreciation (depreciation) during the period..           (205,247)
                                                                         ------------------
     Net gain (loss) on investments....................................            (57,181)
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...  $         (64,241)
                                                                         ==================

(28) Formerly Columbia Marsico 21st Century Fund. Change effective November 20, 2015.

(29) Formerly Columbia Marsico International Opportunities Fund. Change effective May 1, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-106

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-107

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                                 COLUMBIA
                                                                              COLUMBIA           LARGE CAP          CRM MID CAP
                                                                             ACORN FUND         GROWTH FUND         VALUE FUND
                                                                             SUB-ACCOUNT     SUB-ACCOUNT (30)       SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $              --   $           1,898
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (9,090)             (5,625)               (678)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (9,090)             (5,625)               (678)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................             (9,090)             (5,625)              1,220
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            (76,059)               (655)             (2,694)
   Net realized gain distributions.....................................            802,171             172,527              47,724
   Change in unrealized appreciation (depreciation) during the period..           (752,432)           (158,806)            (52,575)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................            (26,320)             13,066              (7,545)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         (35,410)  $           7,441   $          (6,325)
                                                                         ==================  ==================  ==================

                                                                              COLUMBIA              CALAMOS
                                                                              SMALL CAP             GLOBAL
                                                                              CORE FUND           EQUITY FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              57    $              --
                                                                         -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................              (1,455)                  --
                                                                         -------------------  ------------------
     Total expenses....................................................              (1,455)                  --
                                                                         -------------------  ------------------
     Net investment income (loss)......................................              (1,398)                  --
                                                                         -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              (3,759)                  --
   Net realized gain distributions.....................................              55,396                   --
   Change in unrealized appreciation (depreciation) during the period..             (65,185)                   1
                                                                         -------------------  ------------------
     Net gain (loss) on investments....................................             (13,548)                   1
                                                                         -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $         (14,946)   $               1
                                                                         ===================  ==================

                                                                               CALAMOS                                  DAVIS
                                                                            INTERNATIONAL            DAVIS            NEW YORK
                                                                             GROWTH FUND        FINANCIAL FUND      VENTURE FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $             --    $             790   $          50,084
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................                (40)              (1,664)            (44,926)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................                (40)              (1,664)            (44,926)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................                (40)                (874)              5,158
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 (3)               7,078             (45,967)
   Net realized gain distributions.....................................                  6                2,895           1,157,799
   Change in unrealized appreciation (depreciation) during the period..                 11               (8,415)           (973,735)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................                 14                1,558             138,097
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $              (26)  $             684   $         143,255
                                                                         ===================  ==================  ==================

                                                                                                 DELAWARE
                                                                               DAVIS            DIVERSIFIED
                                                                         OPPORTUNITY FUND       INCOME FUND
                                                                            SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $           3,820
                                                                         ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (1,397)               (928)
                                                                         ------------------  ------------------
     Total expenses....................................................             (1,397)               (928)
                                                                         ------------------  ------------------
     Net investment income (loss)......................................             (1,397)              2,892
                                                                         ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              5,138                (809)
   Net realized gain distributions.....................................             26,367                  --
   Change in unrealized appreciation (depreciation) during the period..            (22,935)             (3,780)
                                                                         ------------------  ------------------
     Net gain (loss) on investments....................................              8,570              (4,589)
                                                                         ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $           7,173   $          (1,697)
                                                                         ==================  ==================

(30)  Formerly Columbia Marsico Growth Fund. Change effective November 20,
      2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-108

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-109

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                             DELAWARE              DREYFUS              DREYFUS
                                                                         EXTENDED DURATION       BOND MARKET       VIF APPRECIATION
                                                                             BOND FUND           INDEX FUND            PORTFOLIO
                                                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              68    $         160,717   $             398
                                                                         ------------------  -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................                (17)             (35,541)               (161)
                                                                         ------------------  -------------------  ------------------
     Total expenses....................................................                (17)             (35,541)               (161)
                                                                         ------------------  -------------------  ------------------
     Net investment income (loss)......................................                 51              125,176                 237
                                                                         ------------------  -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 --              (42,353)                 14
   Net realized gain distributions.....................................                  5               35,977               1,037
   Change in unrealized appreciation (depreciation) during the period..               (156)            (159,785)             (2,034)
                                                                         ------------------  -------------------  ------------------
     Net gain (loss) on investments....................................               (151)            (166,161)               (983)
                                                                         ------------------  -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $            (100)   $         (40,985)  $            (746)
                                                                         ==================  ===================  ==================


                                                                              DREYFUS              DREYFUS
                                                                           INTERNATIONAL           MIDCAP
                                                                         STOCK INDEX FUND        INDEX FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          11,587    $          99,528
                                                                         ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................                 --              (35,300)
                                                                         ------------------  -------------------
     Total expenses....................................................                 --              (35,300)
                                                                         ------------------  -------------------
     Net investment income (loss)......................................             11,587               64,228
                                                                         ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 81              270,266
   Net realized gain distributions.....................................                 --              904,275
   Change in unrealized appreciation (depreciation) during the period..            (23,928)          (1,527,774)
                                                                         ------------------  -------------------
     Net gain (loss) on investments....................................            (23,847)            (353,233)
                                                                         ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $         (12,260)   $        (289,005)
                                                                         ==================  ===================


                                                                               DREYFUS              DREYFUS            DREYFUS
                                                                              SMALLCAP          VIF GROWTH AND    VIF QUALITY BOND
                                                                          STOCK INDEX FUND     INCOME PORTFOLIO    PORTFOLIO FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          43,031   $              37   $           1,819
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (20,825)                (29)               (630)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................             (20,825)                (29)               (630)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................              22,206                   8               1,189
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             130,123                   7                  20
   Net realized gain distributions.....................................             392,811                 369                  --
   Change in unrealized appreciation (depreciation) during the period..            (696,744)               (349)             (3,345)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................            (173,810)                 27              (3,325)
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         (151,604)  $              35   $          (2,136)
                                                                         ===================  ==================  ==================

                                                                              DREYFUS
                                                                             SOCIALLY              DREYFUS
                                                                            RESPONSIBLE            S&P 500
                                                                         GROWTH FUND, INC.       INDEX FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $             373    $         223,523
                                                                         ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................               (167)             (70,899)
                                                                         ------------------  -------------------
     Total expenses....................................................               (167)             (70,899)
                                                                         ------------------  -------------------
     Net investment income (loss)......................................                206              152,624
                                                                         ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             (3,326)             696,173
   Net realized gain distributions.....................................              4,683              749,543
   Change in unrealized appreciation (depreciation) during the period..             (2,859)          (1,558,336)
                                                                         ------------------  -------------------
     Net gain (loss) on investments....................................             (1,502)            (112,620)
                                                                         ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          (1,296)   $          40,004
                                                                         ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-110

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-111

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                               DREYFUS          EATON VANCE         EATON VANCE
                                                                            INTERMEDIATE         LARGE-CAP           DIVIDEND
                                                                          TERM INCOME FUND      VALUE FUND         BUILDER FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          37,856   $         146,708   $          20,453
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (7,899)            (18,441)             (8,266)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (7,899)            (18,441)             (8,266)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................             29,957             128,267              12,187
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             (9,867)            (10,051)             79,994
   Net realized gain distributions.....................................             14,190             908,808             112,453
   Change in unrealized appreciation (depreciation) during the period..            (69,175)         (1,150,514)           (178,680)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................            (64,852)           (251,757)             13,767
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         (34,895)  $        (123,490)  $          25,954
                                                                         ==================  ==================  ==================


                                                                             EATON VANCE          EATON VANCE
                                                                          WORLDWIDE HEALTH        INCOME FUND         EATON VANCE
                                                                            SCIENCES FUND          OF BOSTON         BALANCED FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --   $         138,025   $             180
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................              (7,166)            (21,282)               (116)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................              (7,166)            (21,282)               (116)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................              (7,166)            116,743                  64
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              17,751             (12,222)                (25)
   Net realized gain distributions.....................................              83,906                  --                 704
   Change in unrealized appreciation (depreciation) during the period..             (61,529)           (167,820)               (959)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................              40,128            (180,042)               (280)
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $          32,962   $         (63,299)  $            (216)
                                                                         ===================  ==================  ==================


                                                                            EATON VANCE         WELLS FARGO          WELLS FARGO
                                                                          ATLANTA CAPITAL          ASSET          EMERGING MARKETS
                                                                           SMID-CAP FUND      ALLOCATION FUND        EQUITY FUND
                                                                            SUB-ACCOUNT      SUB-ACCOUNT (31)     SUB-ACCOUNT (32)
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $           8,571    $          12,631
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (3,777)             (2,717)             (20,989)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................             (3,777)             (2,717)             (20,989)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................             (3,777)              5,854               (8,358)
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              9,553              (4,317)             (80,827)
   Net realized gain distributions.....................................             35,949               4,219                   --
   Change in unrealized appreciation (depreciation) during the period..             (8,420)            (25,228)            (247,867)
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................             37,082             (25,326)            (328,694)
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          33,305   $         (19,472)   $        (337,052)
                                                                         ==================  ==================  ===================

                                                                             WELLS FARGO
                                                                              UTILITY &
                                                                         TELECOMMUNICATIONS
                                                                                FUND
                                                                          SUB-ACCOUNT (33)
                                                                         -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $             378
                                                                         -------------------

EXPENSES:
   Mortality and expense risk charges..................................                (239)
                                                                         -------------------
     Total expenses....................................................                (239)
                                                                         -------------------
     Net investment income (loss)......................................                 139
                                                                         -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                  74
   Net realized gain distributions.....................................                  --
   Change in unrealized appreciation (depreciation) during the period..              (2,096)
                                                                         -------------------
     Net gain (loss) on investments....................................              (2,022)
                                                                         -------------------
     Net increase (decrease) in net assets resulting from operations...   $          (1,883)
                                                                         ===================

(31) Formerly Wells Fargo Advantage Asset Allocation Fund. Change effective December 15, 2015.

(32) Formerly Wells Fargo Advantage Emerging Markets Equity Fund. Change effective December 15, 2015.

(33) Formerly Wells Fargo Advantage Utility & Telecommunications Fund. Change effective December 15, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-112

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-113

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                ALGER
                                                                               CAPITAL
                                                                            APPRECIATION        ALGER MID CAP
                                                                            INSTITUTIONAL          GROWTH
                                                                              PORTFOLIO      INSTITUTIONAL FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --    $              --
                                                                         ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................            (28,276)             (10,284)
                                                                         ------------------  -------------------
     Total expenses....................................................            (28,276)             (10,284)
                                                                         ------------------  -------------------
     Net investment income (loss)......................................            (28,276)             (10,284)
                                                                         ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            262,734               83,472
   Net realized gain distributions.....................................            240,433                   --
   Change in unrealized appreciation (depreciation) during the period..           (251,800)             (99,574)
                                                                         ------------------  -------------------
     Net gain (loss) on investments....................................            251,367              (16,102)
                                                                         ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $         223,091    $         (26,386)
                                                                         ==================  ===================



                                                                           ALGER SMALL CAP          NUVEEN
                                                                               GROWTH               MID CAP            NUVEEN
                                                                         INSTITUTIONAL FUND       INDEX FUND       SMALL CAP INDEX
                                                                             SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --   $          24,755   $             564
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................              (1,876)            (28,586)               (201)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................              (1,876)            (28,586)               (201)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................              (1,876)             (3,831)                363
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              (4,596)             89,000               1,647
   Net realized gain distributions.....................................              88,728             214,505               2,758
   Change in unrealized appreciation (depreciation) during the period..             (94,045)           (427,420)             (8,096)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................              (9,913)           (123,915)             (3,691)
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $         (11,789)  $        (127,746)  $          (3,328)
                                                                         ===================  ==================  ==================



                                                                               NUVEEN           NUVEEN MID CAP         NUVEEN
                                                                               EQUITY               GROWTH            SMALL CAP
                                                                             INDEX FUND       OPPORTUNITIES FUND     SELECT FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          14,059   $              --   $              --
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................              (8,351)             (1,156)               (207)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................              (8,351)             (1,156)               (207)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................               5,708              (1,156)               (207)
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              19,899                 299                (247)
   Net realized gain distributions.....................................              60,516              30,509               5,590
   Change in unrealized appreciation (depreciation) during the period..             (84,969)            (32,846)             (6,189)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................              (4,554)             (2,038)               (846)
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $           1,154   $          (3,194)  $          (1,053)
                                                                         ===================  ==================  ==================


                                                                            NUVEEN SANTA
                                                                               BARBARA             FIDELITY
                                                                              DIVIDEND          ADVISOR EQUITY
                                                                             GROWTH FUND          GROWTH FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $             150   $              --
                                                                         -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................                 (76)             (1,167)
                                                                         -------------------  ------------------
     Total expenses....................................................                 (76)             (1,167)
                                                                         -------------------  ------------------
     Net investment income (loss)......................................                  74              (1,167)
                                                                         -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 (12)              2,265
   Net realized gain distributions.....................................                 507               5,375
   Change in unrealized appreciation (depreciation) during the period..              (1,084)              5,602
                                                                         -------------------  ------------------
     Net gain (loss) on investments....................................                (589)             13,242
                                                                         -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $            (515)  $          12,075
                                                                         ===================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-114

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-115

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                               FIDELITY ADVISOR
                                                                              FIDELITY             LEVERAGED          FEDERATED
                                                                            ADVISOR VALUE           COMPANY            EQUITY
                                                                           STRATEGIES FUND        STOCK FUND      INCOME FUND, INC.
                                                                             SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           1,587   $           7,710   $           2,815
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................              (1,007)            (15,776)             (1,349)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................              (1,007)            (15,776)             (1,349)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................                 580              (8,066)              1,466
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              26,152             252,347              (1,533)
   Net realized gain distributions.....................................                  48                  --               1,321
   Change in unrealized appreciation (depreciation) during the period..             (37,854)           (453,196)            (11,008)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             (11,654)           (200,849)            (11,220)
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $         (11,074)  $        (208,915)  $          (9,754)
                                                                         ===================  ==================  ==================

                                                                              FEDERATED            FEDERATED
                                                                            FUND FOR U.S.         MDT MID CAP          FEDERATED
                                                                             GOVERNMENT             GROWTH            HIGH INCOME
                                                                           SECURITIES FUND      STRATEGIES FUND        BOND FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           6,385   $              --   $             761
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................              (2,387)               (759)               (173)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................              (2,387)               (759)               (173)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................               3,998                (759)                588
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              (1,570)                104                   4
   Net realized gain distributions.....................................                  --              16,523                  --
   Change in unrealized appreciation (depreciation) during the period..              (3,239)            (20,924)             (1,331)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................              (4,809)             (4,297)             (1,327)
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $            (811)  $          (5,056)  $            (739)
                                                                         ===================  ==================  ==================


                                                                                                  FEDERATED            FEDERATED
                                                                             FEDERATED           SHORT-TERM          TOTAL RETURN
                                                                           KAUFMANN FUND         INCOME FUND           BOND FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --    $           1,047   $           8,689
                                                                         ------------------  -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (39,735)                (359)             (2,684)
                                                                         ------------------  -------------------  ------------------
     Total expenses....................................................            (39,735)                (359)             (2,684)
                                                                         ------------------  -------------------  ------------------
     Net investment income (loss)......................................            (39,735)                 688               6,005
                                                                         ------------------  -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            144,610                  198              (1,099)
   Net realized gain distributions.....................................            651,955                   --                  76
   Change in unrealized appreciation (depreciation) during the period..           (516,229)                (997)             (9,854)
                                                                         ------------------  -------------------  ------------------
     Net gain (loss) on investments....................................            280,336                 (799)            (10,877)
                                                                         ------------------  -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         240,601    $            (111)  $          (4,872)
                                                                         ==================  ===================  ==================


                                                                             FEDERATED
                                                                           CLOVER SMALL
                                                                            VALUE FUND
                                                                            SUB-ACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              94
                                                                         ------------------

EXPENSES:
   Mortality and expense risk charges..................................                (37)
                                                                         ------------------
     Total expenses....................................................                (37)
                                                                         ------------------
     Net investment income (loss)......................................                 57
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                (89)
   Net realized gain distributions.....................................                704
   Change in unrealized appreciation (depreciation) during the period..             (2,096)
                                                                         ------------------
     Net gain (loss) on investments....................................             (1,481)
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...  $          (1,424)
                                                                         ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-116

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-117

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                               FIDELITY(R) VIP
                                                                              FEDERATED            GROWTH
                                                                            INTERNATIONAL       OPPORTUNITIES
                                                                            LEADERS FUND          PORTFOLIO
                                                                             SUB-ACCOUNT         SUB-ACCOUNT
                                                                         -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $               14   $             732
                                                                         -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................                  (8)             (2,875)
                                                                         -------------------  ------------------
     Total expenses....................................................                  (8)             (2,875)
                                                                         -------------------  ------------------
     Net investment income (loss)......................................                   6              (2,143)
                                                                         -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                  72              11,635
   Net realized gain distributions.....................................                  --              40,083
   Change in unrealized appreciation (depreciation) during the period..                (124)            (30,444)
                                                                         -------------------  ------------------
     Net gain (loss) on investments....................................                 (52)             21,274
                                                                         -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $              (46)  $          19,131
                                                                         ===================  ==================


                                                                           FIDELITY(R) VIP      FIDELITY(R) VIP
                                                                              OVERSEAS         VALUE STRATEGIES
                                                                              PORTFOLIO            PORTFOLIO
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $            1,600    $           2,172
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................                (785)              (1,281)
                                                                         -------------------  -------------------
     Total expenses....................................................                (785)              (1,281)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................                 815                  891
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                  32                2,174
   Net realized gain distributions.....................................                 118                  143
   Change in unrealized appreciation (depreciation) during the period..               1,761               (9,819)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................               1,911               (7,502)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $            2,726    $          (6,611)
                                                                         ===================  ===================

                                                                                               FIDELITY(R) VIP
                                                                           FIDELITY(R) VIP        GROWTH &
                                                                              BALANCED             INCOME
                                                                              PORTFOLIO           PORTFOLIO
                                                                             SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          23,106   $            4,825
                                                                         ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................            (10,699)              (1,525)
                                                                         ------------------  -------------------
     Total expenses....................................................            (10,699)              (1,525)
                                                                         ------------------  -------------------
     Net investment income (loss)......................................             12,407                3,300
                                                                         ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              6,626                1,462
   Net realized gain distributions.....................................             44,110                9,297
   Change in unrealized appreciation (depreciation) during the period..            (66,266)             (20,718)
                                                                         ------------------  -------------------
     Net gain (loss) on investments....................................            (15,530)              (9,959)
                                                                         ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          (3,123)  $           (6,659)
                                                                         ==================  ===================


                                                                           FIDELITY(R) VIP      FIDELITY(R) VIP
                                                                            FREEDOM 2020         FREEDOM 2030
                                                                              PORTFOLIO            PORTFOLIO
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           3,164   $           10,932
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................                (712)              (2,911)
                                                                         -------------------  -------------------
     Total expenses....................................................                (712)              (2,911)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................               2,452                8,021
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              (1,017)              (2,103)
   Net realized gain distributions.....................................                 854                4,045
   Change in unrealized appreciation (depreciation) during the period..              (5,132)             (21,287)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              (5,295)             (19,345)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $          (2,843)  $          (11,324)
                                                                         ===================  ===================


                                                                           FIDELITY(R) VIP      FIDELITY(R) VIP
                                                                            FREEDOM 2015         FREEDOM 2025
                                                                              PORTFOLIO            PORTFOLIO
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           1,344   $          12,802
                                                                         -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................                (240)             (2,336)
                                                                         -------------------  ------------------
     Total expenses....................................................                (240)             (2,336)
                                                                         -------------------  ------------------
     Net investment income (loss)......................................               1,104              10,466
                                                                         -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                  --                 (12)
   Net realized gain distributions.....................................                 374               3,798
   Change in unrealized appreciation (depreciation) during the period..              (3,232)            (30,963)
                                                                         -------------------  ------------------
     Net gain (loss) on investments....................................              (2,858)            (27,177)
                                                                         -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $          (1,754)  $         (16,711)
                                                                         ===================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-118

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-119

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                           FIDELITY(R) VIP   FIDELITY ADVISOR(R)
                                                                          FUNDSMANAGER 70%     STOCK SELECTOR
                                                                              PORTFOLIO         ALL CAP FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $               6   $              --
                                                                         ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................                 (2)                (36)
                                                                         ------------------  -------------------
     Total expenses....................................................                 (2)                (36)
                                                                         ------------------  -------------------
     Net investment income (loss)......................................                  4                 (36)
                                                                         ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 --                  37
   Net realized gain distributions.....................................                  6                 131
   Change in unrealized appreciation (depreciation) during the period..                (20)               (184)
                                                                         ------------------  -------------------
     Net gain (loss) on investments....................................                (14)                (16)
                                                                         ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $             (10)  $             (52)
                                                                         ==================  ===================

                                                                              TEMPLETON            TEMPLETON
                                                                               GLOBAL             DEVELOPING
                                                                         OPPORTUNITIES TRUST     MARKETS TRUST
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $             316    $           8,968
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................                (678)              (8,617)
                                                                         -------------------  -------------------
     Total expenses....................................................                (678)              (8,617)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................                (362)                 351
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               3,569             (156,671)
   Net realized gain distributions.....................................               2,822                   --
   Change in unrealized appreciation (depreciation) during the period..              (9,257)             (80,849)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              (2,866)            (237,520)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $          (3,228)   $        (237,169)
                                                                         ===================  ===================

                                                                              FRANKLIN             FRANKLIN
                                                                                HIGH               STRATEGIC
                                                                             INCOME FUND          INCOME FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          82,471    $         172,079
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (10,497)             (30,053)
                                                                         -------------------  -------------------
     Total expenses....................................................             (10,497)             (30,053)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              71,974              142,026
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             (44,227)             (58,092)
   Net realized gain distributions.....................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period..            (184,992)            (274,781)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................            (229,219)            (332,873)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $        (157,245)  $         (190,847)
                                                                         ===================  ===================

                                                                              TEMPLETON           FRANKLIN           FRANKLIN
                                                                               GLOBAL          U.S. GOVERNMENT       SMALL CAP
                                                                              BOND FUND        SECURITIES FUND      VALUE FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $         169,075   $          20,736   $          13,247
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (38,530)             (6,910)            (16,420)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................            (38,530)             (6,910)            (16,420)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................            130,545              13,826              (3,173)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................           (283,998)             (9,883)             60,798
   Net realized gain distributions.....................................                 --                  --             227,586
   Change in unrealized appreciation (depreciation) during the period..           (145,351)             (5,040)           (521,784)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................           (429,349)            (14,923)           (233,400)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $        (298,804)  $          (1,097)  $        (236,573)
                                                                         ==================  ==================  ==================

                                                                             FRANKLIN
                                                                           MUTUAL GLOBAL
                                                                          DISCOVERY FUND
                                                                            SUB-ACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $         173,255
                                                                         ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (87,466)
                                                                         ------------------
     Total expenses....................................................            (87,466)
                                                                         ------------------
     Net investment income (loss)......................................             85,789
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            125,332
   Net realized gain distributions.....................................            834,574
   Change in unrealized appreciation (depreciation) during the period..         (1,587,930)
                                                                         ------------------
     Net gain (loss) on investments....................................           (628,024)
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...  $        (542,235)
                                                                         ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-120

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-121

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                             TEMPLETON            FRANKLIN           FRANKLIN
                                                                            GROWTH FUND          INCOME FUND        GROWTH FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          32,486   $         450,289   $          58,557
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (14,779)            (74,324)            (32,731)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................            (14,779)            (74,324)            (32,731)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................             17,707             375,965              25,826
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             89,413              17,202             311,486
   Net realized gain distributions.....................................                 --                  --             292,639
   Change in unrealized appreciation (depreciation) during the period..           (263,277)         (1,150,637)           (592,113)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................           (173,864)         (1,133,435)             12,012
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $        (156,157)  $        (757,470)  $          37,838
                                                                         ==================  ==================  ==================

                                                                              FRANKLIN           FRANKLIN             FRANKLIN
                                                                                TOTAL          BALANCE SHEET           MUTUAL
                                                                             RETURN FUND      INVESTMENT FUND        BEACON FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          11,752   $          19,012    $         23,573
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (3,802)            (10,947)             (8,812)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................             (3,802)            (10,947)             (8,812)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................              7,950               8,065              14,761
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             (1,960)            (99,240)             62,661
   Net realized gain distributions.....................................                 --             392,477              89,505
   Change in unrealized appreciation (depreciation) during the period..            (15,644)           (613,410)           (234,794)
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................            (17,604)           (320,173)            (82,628)
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          (9,654)  $        (312,108)   $         (67,867)
                                                                         ==================  ==================  ===================

                                                                             FRANKLIN             FRANKLIN             FRANKLIN
                                                                              MUTUAL            SMALL-MID CAP        CONSERVATIVE
                                                                            SHARES FUND          GROWTH FUND        ALLOCATION FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          82,491    $              --   $          58,779
                                                                         ------------------  -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (34,052)             (14,812)            (25,695)
                                                                         ------------------  -------------------  ------------------
     Total expenses....................................................            (34,052)             (14,812)            (25,695)
                                                                         ------------------  -------------------  ------------------
     Net investment income (loss)......................................             48,439              (14,812)             33,084
                                                                         ------------------  -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            138,776             (310,179)             15,210
   Net realized gain distributions.....................................            286,501              452,727             110,059
   Change in unrealized appreciation (depreciation) during the period..           (699,705)            (173,748)           (254,018)
                                                                         ------------------  -------------------  ------------------
     Net gain (loss) on investments....................................           (274,428)             (31,200)           (128,749)
                                                                         ------------------  -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $        (225,989)   $         (46,012)  $         (95,665)
                                                                         ==================  ===================  ==================

                                                                             FRANKLIN
                                                                              GROWTH
                                                                          ALLOCATION FUND
                                                                            SUB-ACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          71,408
                                                                         ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (49,596)
                                                                         ------------------
     Total expenses....................................................            (49,596)
                                                                         ------------------
     Net investment income (loss)......................................             21,812
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            158,251
   Net realized gain distributions.....................................            350,534
   Change in unrealized appreciation (depreciation) during the period..           (686,305)
                                                                         ------------------
     Net gain (loss) on investments....................................           (177,520)
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...  $        (155,708)
                                                                         ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-122

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-123

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                             FRANKLIN                                 FRANKLIN
                                                                             MODERATE            TEMPLETON          SMALL-MID CAP
                                                                          ALLOCATION FUND      FOREIGN FUND          GROWTH FUND
                                                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $         120,501   $         165,330    $              --
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................            (62,440)            (39,598)              (1,106)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................            (62,440)            (39,598)              (1,106)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................             58,061             125,732               (1,106)
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            106,543          (1,082,915)                 903
   Net realized gain distributions.....................................            345,132               6,157               35,048
   Change in unrealized appreciation (depreciation) during the period..           (690,579)             (6,453)             (39,551)
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................           (238,904)         (1,083,211)              (3,600)
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $        (180,843)  $        (957,479)   $          (4,706)
                                                                         ==================  ==================  ===================

                                                                                                 GOLDMAN SACHS       GOLDMAN SACHS
                                                                          HIGHLAND PREMIER          INCOME              CAPITAL
                                                                            GROWTH EQUITY        BUILDER FUND         GROWTH FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $               --   $           2,915   $              --
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................                (797)               (828)                (10)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................                (797)               (828)                (10)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................                (797)              2,087                 (10)
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 411                 800                  17
   Net realized gain distributions.....................................               6,235                  --                  68
   Change in unrealized appreciation (depreciation) during the period..              (4,287)             (6,292)                (55)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................               2,359              (5,492)                 30
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $            1,562   $          (3,405)  $              20
                                                                         ===================  ==================  ==================

                                                                           GOLDMAN SACHS       GOLDMAN SACHS        GOLDMAN SACHS
                                                                            CORE FIXED          U.S. EQUITY          GOVERNMENT
                                                                            INCOME FUND        INSIGHTS FUND         INCOME FUND
                                                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           2,226   $               8    $          34,545
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (1,136)                (11)              (5,492)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................             (1,136)                (11)              (5,492)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................              1,090                  (3)              29,053
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                361                   6               (8,565)
   Net realized gain distributions.....................................                 --                  25                   --
   Change in unrealized appreciation (depreciation) during the period..             (2,487)                (51)             (21,641)
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................             (2,126)                (20)             (30,206)
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          (1,036)  $             (23)   $          (1,153)
                                                                         ==================  ==================  ===================

                                                                            GOLDMAN SACHS
                                                                              GROWTH &
                                                                             INCOME FUND
                                                                             SUB-ACCOUNT
                                                                         -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $            3,845
                                                                         -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (2,244)
                                                                         -------------------
     Total expenses....................................................              (2,244)
                                                                         -------------------
     Net investment income (loss)......................................               1,601
                                                                         -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              19,926
   Net realized gain distributions.....................................                  --
   Change in unrealized appreciation (depreciation) during the period..             (31,645)
                                                                         -------------------
     Net gain (loss) on investments....................................             (11,719)
                                                                         -------------------
     Net increase (decrease) in net assets resulting from operations...  $          (10,118)
                                                                         ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-124

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-125

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                                 GOLDMAN SACHS
                                                                            GOLDMAN SACHS           FOCUSED
                                                                               GROWTH            INTERNATIONAL
                                                                         OPPORTUNITIES FUND       EQUITY FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --    $             273
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (7,195)                (202)
                                                                         -------------------  -------------------
     Total expenses....................................................              (7,195)                (202)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              (7,195)                  71
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              (5,858)                 340
   Net realized gain distributions.....................................             103,322                   --
   Change in unrealized appreciation (depreciation) during the period..            (148,748)                (700)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................             (51,284)                (360)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $         (58,479)   $            (289)
                                                                         ===================  ===================


                                                                            GOLDMAN SACHS      GOLDMAN SACHS        GOLDMAN SACHS
                                                                               MID CAP           SMALL CAP            STRATEGIC
                                                                             VALUE FUND         VALUE FUND           GROWTH FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          13,924   $          13,611    $              29
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................            (23,585)            (26,168)                (174)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................            (23,585)            (26,168)                (174)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................             (9,661)            (12,557)                (145)
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              2,772              41,427                   14
   Net realized gain distributions.....................................            534,650             201,776                1,014
   Change in unrealized appreciation (depreciation) during the period..         (1,038,474)           (514,153)                (647)
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................           (501,052)           (270,950)                 381
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $        (510,713)  $        (283,507)   $             236
                                                                         ==================  ==================  ===================


                                                                            GOLDMAN SACHS      GOLDMAN SACHS       GOLDMAN SACHS
                                                                                HIGH             LARGE CAP         SMALL/MID CAP
                                                                             YIELD FUND         VALUE FUND          GROWTH FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $         250,171   $           3,118   $              --
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (8,208)             (3,636)             (3,327)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (8,208)             (3,636)             (3,327)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................            241,963                (518)             (3,327)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            (55,263)             64,524              56,300
   Net realized gain distributions.....................................                 --              33,567              21,617
   Change in unrealized appreciation (depreciation) during the period..           (447,578)           (114,814)           (100,299)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................           (502,841)            (16,723)            (22,382)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $        (260,878)  $         (17,241)  $         (25,709)
                                                                         ==================  ==================  ==================


                                                                             GOLDMAN SACHS        JOHN HANCOCK
                                                                               SATELLITE            SMALL CAP
                                                                         STRATEGIES PORTFOLIO      EQUITY FUND
                                                                              SUB-ACCOUNT          SUB-ACCOUNT
                                                                         --------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................    $              17   $              --
                                                                         --------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................                   (6)             (4,325)
                                                                         --------------------  ------------------
     Total expenses....................................................                   (6)             (4,325)
                                                                         --------------------  ------------------
     Net investment income (loss)......................................                   11              (4,325)
                                                                         --------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                   --              58,126
   Net realized gain distributions.....................................                   --                 737
   Change in unrealized appreciation (depreciation) during the period..                  (42)            (99,818)
                                                                         --------------------  ------------------
     Net gain (loss) on investments....................................                  (42)            (40,955)
                                                                         --------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...    $             (31)  $         (45,280)
                                                                         ====================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-126

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-127

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                                  HARTFORD           HARTFORD
                                                                            FROST VALUE           BALANCED         TOTAL RETURN
                                                                            EQUITY FUND           HLS FUND         BOND HLS FUND
                                                                         SUB-ACCOUNT (21)        SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              50   $         160,523   $         599,198
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................                (57)            (47,647)            (76,316)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................                (57)            (47,647)            (76,316)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................                 (7)            112,876             522,882
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                652             163,011            (310,666)
   Net realized gain distributions.....................................                  1                  --             472,954
   Change in unrealized appreciation (depreciation) during the period..               (700)           (299,607)           (880,068)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................                (47)           (136,596)           (717,780)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $             (54)  $         (23,720)  $        (194,898)
                                                                         ==================  ==================  ==================

                                                                             HARTFORD             HARTFORD
                                                                              CAPITAL             DIVIDEND          THE HARTFORD
                                                                           APPRECIATION          AND GROWTH          HEALTHCARE
                                                                             HLS FUND             HLS FUND            HLS FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $         275,583    $         652,433   $              --
                                                                         ------------------  -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................           (133,276)            (100,440)            (27,911)
                                                                         ------------------  -------------------  ------------------
     Total expenses....................................................           (133,276)            (100,440)            (27,911)
                                                                         ------------------  -------------------  ------------------
     Net investment income (loss)......................................            142,307              551,993             (27,911)
                                                                         ------------------  -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................           (186,787)          (1,666,786)            220,708
   Net realized gain distributions.....................................          5,847,532            5,070,330             577,487
   Change in unrealized appreciation (depreciation) during the period..         (5,589,435)          (4,450,503)           (252,165)
                                                                         ------------------  -------------------  ------------------
     Net gain (loss) on investments....................................             71,310           (1,046,959)            546,030
                                                                         ------------------  -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         213,617    $        (494,966)  $         518,119
                                                                         ==================  ===================  ==================

                                                                                                   HARTFORD
                                                                              HARTFORD              GROWTH
                                                                            GLOBAL GROWTH        OPPORTUNITIES
                                                                              HLS FUND             HLS FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           3,530   $           1,706
                                                                         -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................              (5,917)            (49,536)
                                                                         -------------------  ------------------
     Total expenses....................................................              (5,917)            (49,536)
                                                                         -------------------  ------------------
     Net investment income (loss)......................................              (2,387)            (47,830)
                                                                         -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              12,474             174,257
   Net realized gain distributions.....................................              41,677           1,347,185
   Change in unrealized appreciation (depreciation) during the period..               6,851            (860,893)
                                                                         -------------------  ------------------
     Net gain (loss) on investments....................................              61,002             660,549
                                                                         -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $          58,615   $         612,719
                                                                         ===================  ==================

                                                                              HARTFORD
                                                                            INTERNATIONAL          HARTFORD
                                                                            OPPORTUNITIES           MIDCAP
                                                                              HLS FUND             HLS FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          13,550   $          17,357
                                                                         -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................              (7,491)            (56,696)
                                                                         -------------------  ------------------
     Total expenses....................................................              (7,491)            (56,696)
                                                                         -------------------  ------------------
     Net investment income (loss)......................................               6,059             (39,339)
                                                                         -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              39,712             427,368
   Net realized gain distributions.....................................                  --           2,444,928
   Change in unrealized appreciation (depreciation) during the period..             (36,877)         (2,397,026)
                                                                         -------------------  ------------------
     Net gain (loss) on investments....................................               2,835             475,270
                                                                         -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $           8,894   $         435,931
                                                                         ===================  ==================

(21)  Not funded as of December 31, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-128

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-129

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                             HARTFORD             HARTFORD
                                                                            ULTRASHORT          SMALL COMPANY
                                                                           BOND HLS FUND          HLS FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           7,369    $              --
                                                                         ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................            (34,288)             (28,511)
                                                                         ------------------  -------------------
     Total expenses....................................................            (34,288)             (28,511)
                                                                         ------------------  -------------------
     Net investment income (loss)......................................            (26,919)             (28,511)
                                                                         ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             (1,094)          (1,019,155)
   Net realized gain distributions.....................................                508            1,410,583
   Change in unrealized appreciation (depreciation) during the period..             (6,034)            (987,216)
                                                                         ------------------  -------------------
     Net gain (loss) on investments....................................             (6,620)            (595,788)
                                                                         ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $         (33,539)   $        (624,299)
                                                                         ==================  ===================

                                                                                                                      HARTFORD
                                                                              HARTFORD                             U.S. GOVERNMENT
                                                                           SMALLCAP GROWTH         HARTFORD          SECURITIES
                                                                              HLS FUND          STOCK HLS FUND        HLS FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $             283   $          98,044   $          17,381
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................              (4,802)            (35,403)             (6,175)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................              (4,802)            (35,403)             (6,175)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................              (4,519)             62,641              11,206
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               3,566             233,288              (1,527)
   Net realized gain distributions.....................................              65,191                  --                  --
   Change in unrealized appreciation (depreciation) during the period..             (80,431)           (166,341)               (597)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             (11,674)             66,947              (2,124)
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $         (16,193)  $         129,588   $           9,082
                                                                         ===================  ==================  ==================


                                                                                                 THE HARTFORD
                                                                              HARTFORD            CHECKS AND
                                                                           VALUE HLS FUND        BALANCES FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          22,486    $           6,437
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (10,480)              (3,392)
                                                                         -------------------  -------------------
     Total expenses....................................................             (10,480)              (3,392)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              12,006                3,045
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             135,544               (2,220)
   Net realized gain distributions.....................................              49,319               37,495
   Change in unrealized appreciation (depreciation) during the period..            (256,290)             (43,935)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................             (71,427)              (8,660)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $         (59,421)   $          (5,615)
                                                                         ===================  ===================


                                                                                                THE HARTFORD        THE HARTFORD
                                                                            THE HARTFORD        DIVIDEND AND        INTERNATIONAL
                                                                             HIGH YIELD          GROWTH FUND     OPPORTUNITIES FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           1,277   $          27,302    $           3,127
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................               (182)            (15,097)              (3,602)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................               (182)            (15,097)              (3,602)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................              1,095              12,205                 (475)
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 (6)             52,997                 (539)
   Net realized gain distributions.....................................                 --             149,928                6,531
   Change in unrealized appreciation (depreciation) during the period..             (2,683)           (258,172)              (8,956)
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................             (2,689)            (55,247)              (2,964)
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          (1,594)  $         (43,042)   $          (3,439)
                                                                         ==================  ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-130

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-131

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                                 THE HARTFORD       THE HARTFORD
                                                                            THE HARTFORD             SMALL          TOTAL RETURN
                                                                             MIDCAP FUND         COMPANY FUND         BOND FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --   $              --   $           9,553
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................              (7,135)             (4,426)             (3,483)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................              (7,135)             (4,426)             (3,483)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................              (7,135)             (4,426)              6,070
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              14,773              29,740              (3,039)
   Net realized gain distributions.....................................              46,588             132,971                 678
   Change in unrealized appreciation (depreciation) during the period..             (53,067)           (250,399)            (10,923)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................               8,294             (87,688)            (13,284)
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $           1,159   $         (92,114)  $          (7,214)
                                                                         ===================  ==================  ==================

                                                                                                THE HARTFORD        THE HARTFORD
                                                                            THE HARTFORD           GROWTH               VALUE
                                                                           HEALTHCARE FUND   OPPORTUNITIES FUND  OPPORTUNITIES FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          2,820   $              --    $             105
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (2,107)               (819)                 (90)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................             (2,107)               (819)                 (90)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................                713                (819)                  15
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              9,187               3,407                  (23)
   Net realized gain distributions.....................................             22,824               6,011                  563
   Change in unrealized appreciation (depreciation) during the period..            (12,596)             (2,253)              (1,058)
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................             19,415               7,165                 (518)
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $         20,128   $           6,346    $            (503)
                                                                         ==================  ==================  ===================

                                                                              HARTFORD           THE HARTFORD       THE HARTFORD
                                                                              MODERATE           CONSERVATIVE          CAPITAL
                                                                           ALLOCATION FUND      ALLOCATION FUND   APPRECIATION FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          15,647   $           5,099   $          57,499
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (27,786)             (9,693)            (85,114)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................             (27,786)             (9,693)            (85,114)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................             (12,139)             (4,594)            (27,615)
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             (38,501)             (9,788)            211,240
   Net realized gain distributions.....................................             194,904              16,063             661,350
   Change in unrealized appreciation (depreciation) during the period..            (247,465)            (53,225)           (792,116)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             (91,062)            (46,950)             80,474
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $        (103,201)  $         (51,544)  $          52,859
                                                                         ===================  ==================  ==================

                                                                           THE HARTFORD
                                                                              GROWTH
                                                                          ALLOCATION FUND
                                                                            SUB-ACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          54,736
                                                                         ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (31,003)
                                                                         ------------------
     Total expenses....................................................            (31,003)
                                                                         ------------------
     Net investment income (loss)......................................             23,733
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            (69,230)
   Net realized gain distributions.....................................            161,696
   Change in unrealized appreciation (depreciation) during the period..           (237,332)
                                                                         ------------------
     Net gain (loss) on investments....................................           (144,866)
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...  $        (121,133)
                                                                         ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-132

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-133

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                                 THE HARTFORD
                                                                            THE HARTFORD            EQUITY
                                                                         INFLATION PLUS FUND      INCOME FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --    $           8,620
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (3,764)              (3,628)
                                                                         -------------------  -------------------
     Total expenses....................................................              (3,764)              (3,628)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              (3,764)               4,992
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              (6,116)               1,980
   Net realized gain distributions.....................................                  --               36,428
   Change in unrealized appreciation (depreciation) during the period..                (559)             (51,656)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              (6,675)             (13,248)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $         (10,439)   $          (8,256)
                                                                         ===================  ===================

                                                                                                 THE HARTFORD
                                                                            THE HARTFORD         INTERNATIONAL      THE HARTFORD
                                                                              BALANCED               SMALL             MIDCAP
                                                                             INCOME FUND         COMPANY FUND        VALUE FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           2,815   $             133   $             118
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................                (796)               (255)               (729)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................                (796)               (255)               (729)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................               2,019                (122)               (611)
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 186                 (52)             (1,051)
   Net realized gain distributions.....................................               1,999                 150               5,075
   Change in unrealized appreciation (depreciation) during the period..              (5,152)              1,373              (5,808)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................              (2,967)              1,471              (1,784)
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $            (948)  $           1,349   $          (2,395)
                                                                         ===================  ==================  ==================


                                                                           THE HARTFORD      HOTCHKIS AND WILEY
                                                                              GLOBAL              LARGE CAP          INVESCO V.I.
                                                                          ALL-ASSET FUND         VALUE FUND         TECHNOLOGY FUND
                                                                         SUB-ACCOUNT (34)        SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --    $           7,904   $              --
                                                                         ------------------  -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................                (49)              (4,617)               (770)
                                                                         ------------------  -------------------  ------------------
     Total expenses....................................................                (49)              (4,617)               (770)
                                                                         ------------------  -------------------  ------------------
     Net investment income (loss)......................................                (49)               3,287                (770)
                                                                         ------------------  -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               (441)              21,145               1,245
   Net realized gain distributions.....................................                 --                   --              11,344
   Change in unrealized appreciation (depreciation) during the period..                668              (86,378)             (5,477)
                                                                         ------------------  -------------------  ------------------
     Net gain (loss) on investments....................................                227              (65,233)              7,112
                                                                         ------------------  -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $             178    $         (61,946)  $           6,342
                                                                         ==================  ===================  ==================


                                                                                                IVY GLOBAL
                                                                               INVESCO            NATURAL
                                                                           TECHNOLOGY FUND    RESOURCES FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $              --
                                                                         ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (2,159)            (13,043)
                                                                         ------------------  ------------------
     Total expenses....................................................             (2,159)            (13,043)
                                                                         ------------------  ------------------
     Net investment income (loss)......................................             (2,159)            (13,043)
                                                                         ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              7,851            (118,028)
   Net realized gain distributions.....................................             22,131                  --
   Change in unrealized appreciation (depreciation) during the period..             (6,706)           (261,346)
                                                                         ------------------  ------------------
     Net gain (loss) on investments....................................             23,276            (379,374)
                                                                         ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          21,117   $        (392,417)
                                                                         ==================  ==================

(34)  Not funded as of December 31, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-134

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-135

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                           IVY LARGE CAP       IVY SCIENCE &         IVY ASSET
                                                                            GROWTH FUND       TECHNOLOGY FUND      STRATEGY FUND
                                                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $              --   $           3,813
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (4,380)            (10,867)            (12,997)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (4,380)            (10,867)            (12,997)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................             (4,380)            (10,867)             (9,184)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             46,539              77,425             (49,360)
   Net realized gain distributions.....................................             33,120              30,685              89,041
   Change in unrealized appreciation (depreciation) during the period..            (37,515)           (153,448)           (183,469)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             42,144             (45,338)           (143,788)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          37,764   $         (56,205)  $        (152,972)
                                                                         ==================  ==================  ==================

                                                                                                JANUS ASPEN         JANUS ASPEN
                                                                            JANUS ASPEN       GLOBAL RESEARCH       ENTERPRISE
                                                                          FORTY PORTFOLIO        PORTFOLIO           PORTFOLIO
                                                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $           2,325   $           1,264
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (14,915)             (2,436)               (708)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................            (14,915)             (2,436)               (708)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................            (14,915)               (111)                556
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               (811)                724                (850)
   Net realized gain distributions.....................................            422,053                  --              13,829
   Change in unrealized appreciation (depreciation) during the period..           (181,799)            (12,604)            (20,563)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................            239,443             (11,880)             (7,584)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         224,528   $         (11,991)  $          (7,028)
                                                                         ==================  ==================  ==================

                                                                            JANUS ASPEN         JANUS ASPEN             JANUS
                                                                             BALANCED            OVERSEAS             FLEXIBLE
                                                                             PORTFOLIO           PORTFOLIO            BOND FUND
                                                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           7,984   $           1,461   $             393
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (3,541)             (1,675)                (87)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (3,541)             (1,675)                (87)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................              4,443                (214)                306
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              3,966             (20,597)                 51
   Net realized gain distributions.....................................             17,498               7,265                  --
   Change in unrealized appreciation (depreciation) during the period..            (28,285)             (5,854)               (466)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             (6,821)            (19,186)               (415)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          (2,378)  $         (19,400)  $            (109)
                                                                         ==================  ==================  ==================


                                                                                JANUS
                                                                             FORTY FUND
                                                                             SUB-ACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --
                                                                         ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (34,639)
                                                                         ------------------
     Total expenses....................................................            (34,639)
                                                                         ------------------
     Net investment income (loss)......................................            (34,639)
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................           (175,550)
   Net realized gain distributions.....................................            795,176
   Change in unrealized appreciation (depreciation) during the period..             75,300
                                                                         ------------------
     Net gain (loss) on investments....................................            694,926
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...  $         660,287
                                                                         ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-136

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-137

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------




                                                                                JANUS                JANUS              JANUS
                                                                            BALANCED FUND       ENTERPRISE FUND     OVERSEAS FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          27,559   $             963   $          76,990
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (10,258)             (8,325)            (15,666)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................             (10,258)             (8,325)            (15,666)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................              17,301              (7,362)             61,324
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             126,042              24,071            (146,783)
   Net realized gain distributions.....................................              99,855              37,238                  --
   Change in unrealized appreciation (depreciation) during the period..            (250,442)            (49,420)           (104,136)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             (24,545)             11,889            (250,919)
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $          (7,244)  $           4,527   $        (189,595)
                                                                         ===================  ==================  ==================

                                                                                                                    PRUDENTIAL
                                                                                JANUS              PERKINS       JENNISON NATURAL
                                                                               GLOBAL              MID CAP           RESOURCES
                                                                            RESEARCH FUND        VALUE FUND         FUND, INC.
                                                                             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          2,058   $           3,704   $              --
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (1,937)             (3,858)               (896)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (1,937)             (3,858)               (896)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................                121                (154)               (896)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             16,636             (83,062)           (208,717)
   Net realized gain distributions.....................................                 --              67,899                  --
   Change in unrealized appreciation (depreciation) during the period..            (28,952)            (18,813)              1,661
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................            (12,316)            (33,976)           (207,056)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $        (12,195)  $         (34,130)  $        (207,952)
                                                                         ==================  ==================  ==================


                                                                             PRUDENTIAL           PRUDENTIAL          JPMORGAN
                                                                          JENNISON MID-CAP      JENNISON 20/20        LARGE CAP
                                                                          GROWTH FUND, INC.       FOCUS FUND         GROWTH FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT     SUB-ACCOUNT (35)
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --   $              --   $              --
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................              (6,162)             (3,090)               (183)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................              (6,162)             (3,090)               (183)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................              (6,162)             (3,090)               (183)
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             190,457              31,047                   5
   Net realized gain distributions.....................................              66,793              48,973               3,066
   Change in unrealized appreciation (depreciation) during the period..            (257,096)            (34,901)                246
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................                 154              45,119               3,317
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $          (6,008)  $          42,029   $           3,134
                                                                         ===================  ==================  ==================



                                                                              JPMORGAN
                                                                           CORE BOND FUND
                                                                             SUB-ACCOUNT
                                                                         -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          33,836
                                                                         -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (5,593)
                                                                         -------------------
     Total expenses....................................................              (5,593)
                                                                         -------------------
     Net investment income (loss)......................................              28,243
                                                                         -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                (909)
   Net realized gain distributions.....................................               4,772
   Change in unrealized appreciation (depreciation) during the period..             (44,824)
                                                                         -------------------
     Net gain (loss) on investments....................................             (40,961)
                                                                         -------------------
     Net increase (decrease) in net assets resulting from operations...   $         (12,718)
                                                                         ===================

(35)  Funded as of October 2, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-138

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-139

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                             JPMORGAN             JPMORGAN           JPMORGAN
                                                                             SMALL CAP            SMALL CAP          SMALL CAP
                                                                            EQUITY FUND          GROWTH FUND        VALUE FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $             165   $              --   $           6,724
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................               (603)             (4,912)               (939)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................               (603)             (4,912)               (939)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................               (438)             (4,912)              5,785
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              4,087               3,210              23,479
   Net realized gain distributions.....................................              3,403              28,303              33,410
   Change in unrealized appreciation (depreciation) during the period..             (7,874)            (51,300)           (127,782)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................               (384)            (19,787)            (70,893)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $            (822)  $         (24,699)  $         (65,108)
                                                                         ==================  ==================  ==================

                                                                                                 JPMORGAN             JPMORGAN
                                                                              JPMORGAN        SMARTRETIREMENT      SMARTRETIREMENT
                                                                          U.S. EQUITY FUND       2015 FUND            2020 FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          14,441   $          35,995    $         93,677
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (6,064)            (13,179)            (35,354)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (6,064)            (13,179)            (35,354)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................              8,377              22,816              58,323
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             29,579              28,436              37,671
   Net realized gain distributions.....................................             74,674              14,619              49,051
   Change in unrealized appreciation (depreciation) during the period..           (107,200)            (91,874)           (206,306)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             (2,947)            (48,819)           (119,584)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $           5,430   $         (26,003)  $         (61,261)
                                                                         ==================  ==================  ==================

                                                                             JPMORGAN             JPMORGAN           JPMORGAN
                                                                          SMARTRETIREMENT      SMARTRETIREMENT    SMARTRETIREMENT
                                                                             2025 FUND            2030 FUND          2035 FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $         111,900    $        105,095   $          56,373
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (49,886)            (47,487)            (20,412)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................            (49,886)            (47,487)            (20,412)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................             62,014              57,608              35,961
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             31,250              11,202               7,099
   Net realized gain distributions.....................................             62,134              67,627              38,459
   Change in unrealized appreciation (depreciation) during the period..           (275,231)           (255,406)           (161,884)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................           (181,847)           (176,577)           (116,326)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $        (119,833)   $       (118,969)  $         (80,365)
                                                                         ==================  ==================  ==================

                                                                              JPMORGAN
                                                                           SMARTRETIREMENT
                                                                              2040 FUND
                                                                             SUB-ACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $         58,144
                                                                         ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (20,103)
                                                                         ------------------
     Total expenses....................................................            (20,103)
                                                                         ------------------
     Net investment income (loss)......................................             38,041
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             33,301
   Net realized gain distributions.....................................             45,640
   Change in unrealized appreciation (depreciation) during the period..           (188,467)
                                                                         ------------------
     Net gain (loss) on investments....................................           (109,526)
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...   $        (71,485)
                                                                         ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-140

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-141

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                              JPMORGAN            JPMORGAN           JPMORGAN
                                                                           SMARTRETIREMENT     SMARTRETIREMENT    SMARTRETIREMENT
                                                                              2045 FUND           2050 FUND         INCOME FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $         44,722   $          26,529   $          17,555
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (18,090)            (10,967)             (7,690)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................            (18,090)            (10,967)             (7,690)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................             26,632              15,562               9,865
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             19,092              12,035               1,071
   Net realized gain distributions.....................................             33,400              18,304               2,892
   Change in unrealized appreciation (depreciation) during the period..           (144,496)            (87,386)            (28,980)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................            (92,004)            (57,047)            (25,017)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $        (65,372)  $         (41,485)  $         (15,152)
                                                                         ==================  ==================  ==================

                                                                              JP MORGAN          JP MORGAN            KEELEY
                                                                          SMART RETIREMENT      PRIME MONEY          SMALL CAP
                                                                              2055 FUND         MARKET FUND         VALUE FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           5,300   $             176   $              --
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (1,543)            (14,332)             (6,611)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (1,543)            (14,332)             (6,611)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................              3,757             (14,156)             (6,611)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                925                  --             124,930
   Net realized gain distributions.....................................              2,172                  --             208,120
   Change in unrealized appreciation (depreciation) during the period..            (13,689)                 --            (547,825)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................            (10,592)                 --            (214,775)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          (6,835)  $         (14,156)  $        (221,386)
                                                                         ==================  ==================  ==================


                                                                            LOOMIS SAYLES       LKCM AQUINAS       LKCM AQUINAS
                                                                              BOND FUND          GROWTH FUND        VALUE FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $         80,480   $              --   $             683
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (10,203)             (2,139)             (2,979)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................            (10,203)             (2,139)             (2,979)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................             70,277              (2,139)             (2,296)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................           (171,155)             (6,228)              6,829
   Net realized gain distributions.....................................            128,145              14,925              21,178
   Change in unrealized appreciation (depreciation) during the period..           (280,952)             (4,976)            (39,005)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................           (323,962)              3,721             (10,998)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $       (253,685)  $           1,582   $         (13,294)
                                                                         ==================  ==================  ==================


                                                                             LORD ABBETT
                                                                           AFFILIATED FUND
                                                                             SUB-ACCOUNT
                                                                         -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          15,759
                                                                         -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (6,610)
                                                                         -------------------
     Total expenses....................................................              (6,610)
                                                                         -------------------
     Net investment income (loss)......................................               9,149
                                                                         -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              56,395
   Net realized gain distributions.....................................              48,589
   Change in unrealized appreciation (depreciation) during the period..            (154,204)
                                                                         -------------------
     Net gain (loss) on investments....................................             (49,220)
                                                                         -------------------
     Net increase (decrease) in net assets resulting from operations...   $         (40,071)
                                                                         ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-142

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-143

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                            LORD ABBETT         LORD ABBETT          LORD ABBETT
                                                                            FUNDAMENTAL            BOND                GROWTH
                                                                            EQUITY FUND       DEBENTURE FUND     OPPORTUNITIES FUND
                                                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          51,082   $         105,069    $              --
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................            (25,170)            (21,677)              (1,756)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................            (25,170)            (21,677)              (1,756)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................             25,912              83,392               (1,756)
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            (61,389)             (3,504)             (25,838)
   Net realized gain distributions.....................................            338,649              17,776               21,627
   Change in unrealized appreciation (depreciation) during the period..           (453,241)           (160,031)               5,082
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................           (175,981)           (145,759)                 871
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $        (150,069)  $         (62,367)   $            (885)
                                                                         ==================  ==================  ===================

                                                                             LORD ABBETT
                                                                             CALIBRATED                             LORD ABBETT
                                                                              DIVIDEND           LORD ABBETT        DEVELOPING
                                                                             GROWTH FUND      TOTAL RETURN FUND     GROWTH FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           3,244   $          38,509   $              --
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (2,275)             (8,541)            (12,404)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (2,275)             (8,541)            (12,404)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................                969              29,968             (12,404)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              7,185             (27,495)            (34,677)
   Net realized gain distributions.....................................             10,449               4,556             145,468
   Change in unrealized appreciation (depreciation) during the period..            (24,926)            (65,026)           (242,396)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             (7,292)            (87,965)           (131,605)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          (6,323)  $         (57,997)  $        (144,009)
                                                                         ==================  ==================  ==================


                                                                            LORD ABBETT          LORD ABBETT
                                                                           INTERNATIONAL            VALUE
                                                                         CORE EQUITY FUND    OPPORTUNITIES FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           3,139    $              --
                                                                         ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (1,769)             (29,201)
                                                                         ------------------  -------------------
     Total expenses....................................................             (1,769)             (29,201)
                                                                         ------------------  -------------------
     Net investment income (loss)......................................              1,370              (29,201)
                                                                         ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            (14,262)             (66,564)
   Net realized gain distributions.....................................                 --              259,623
   Change in unrealized appreciation (depreciation) during the period..              2,590             (307,432)
                                                                         ------------------  -------------------
     Net gain (loss) on investments....................................            (11,672)            (114,373)
                                                                         ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $         (10,302)   $        (143,574)
                                                                         ==================  ===================



                                                                             CLEARBRIDGE          BMO MID-CAP
                                                                             VALUE TRUST          VALUE FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $             534   $           2,942
                                                                         -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................              (2,272)             (2,955)
                                                                         -------------------  ------------------
     Total expenses....................................................              (2,272)             (2,955)
                                                                         -------------------  ------------------
     Net investment income (loss)......................................              (1,738)                (13)
                                                                         -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               5,341              13,378
   Net realized gain distributions.....................................                  --              76,298
   Change in unrealized appreciation (depreciation) during the period..             (17,911)           (136,125)
                                                                         -------------------  ------------------
     Net gain (loss) on investments....................................             (12,570)            (46,449)
                                                                         -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $         (14,308)  $         (46,462)
                                                                         ===================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-144

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-145

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                             MASSMUTUAL        MFS(R) EMERGING     MASSACHUSETTS
                                                                           RETIRESMART(SM)         MARKETS       INVESTORS GROWTH
                                                                              2010 FUND           DEBT FUND         STOCK FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $            953   $          16,430   $          25,994
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................               (964)             (3,565)             (8,088)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................               (964)             (3,565)             (8,088)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................                (11)             12,865              17,906
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             (5,031)             (4,221)            429,509
   Net realized gain distributions.....................................                 --                  --             159,172
   Change in unrealized appreciation (depreciation) during the period..              1,544             (16,651)           (623,085)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             (3,487)            (20,872)            (34,404)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $         (3,498)  $          (8,007)  $         (16,498)
                                                                         ==================  ==================  ==================

                                                                                                     MFS
                                                                                                INTERNATIONAL
                                                                              MFS HIGH               NEW            MFS MID CAP
                                                                             INCOME FUND       DISCOVERY FUND       GROWTH FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $         81,624   $           3,142   $              --
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (8,423)             (2,175)             (4,537)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (8,423)             (2,175)             (4,537)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................             73,201                 967              (4,537)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            (20,475)             12,169              25,196
   Net realized gain distributions.....................................                 --                  --              19,170
   Change in unrealized appreciation (depreciation) during the period..           (122,045)             (7,060)            (20,710)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................           (142,520)              5,109              23,656
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $        (69,319)  $           6,076   $          19,119
                                                                         ==================  ==================  ==================



                                                                               MFS NEW           MFS RESEARCH         MFS TOTAL
                                                                           DISCOVERY FUND     INTERNATIONAL FUND     RETURN FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              --   $          47,227   $          64,631
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................              (2,600)            (24,601)            (13,111)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................              (2,600)            (24,601)            (13,111)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................              (2,600)             22,626              51,520
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            (115,095)             42,305              51,226
   Net realized gain distributions.....................................                  --                  --              75,836
   Change in unrealized appreciation (depreciation) during the period..              13,439            (141,346)           (197,510)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................            (101,656)            (99,041)            (70,448)
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $        (104,256)  $         (76,415)  $         (18,928)
                                                                         ===================  ==================  ==================



                                                                                 MFS
                                                                           UTILITIES FUND
                                                                             SUB-ACCOUNT
                                                                         -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $         125,153
                                                                         -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (35,277)
                                                                         -------------------
     Total expenses....................................................             (35,277)
                                                                         -------------------
     Net investment income (loss)......................................              89,876
                                                                         -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             (56,490)
   Net realized gain distributions.....................................             274,258
   Change in unrealized appreciation (depreciation) during the period..          (1,187,252)
                                                                         -------------------
     Net gain (loss) on investments....................................            (969,484)
                                                                         -------------------
     Net increase (decrease) in net assets resulting from operations...   $        (879,608)
                                                                         ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-146

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-147

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                                                         MFS
                                                                                 MFS             MFS TOTAL          MASSACHUSETTS
                                                                             VALUE FUND      RETURN BOND FUND      INVESTORS TRUST
                                                                             SUB-ACCOUNT     SUB-ACCOUNT (36)        SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $         173,650   $          14,676    $          15,232
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................            (32,956)             (3,035)              (7,504)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................            (32,956)             (3,035)              (7,504)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................            140,694              11,641                7,728
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            586,015              (4,462)              31,305
   Net realized gain distributions.....................................            327,590               4,721               84,763
   Change in unrealized appreciation (depreciation) during the period..         (1,259,909)            (21,181)            (127,495)
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................           (346,304)            (20,922)             (11,427)
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $        (205,610)  $          (9,281)   $          (3,699)
                                                                         ==================  ==================  ===================

                                                                                 MFS                                     MFS
                                                                            INTERNATIONAL        MFS CORE            GOVERNMENT
                                                                             GROWTH FUND        EQUITY FUND        SECURITIES FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           1,037   $          13,906    $         100,561
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (1,286)             (9,417)             (19,477)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................             (1,286)             (9,417)             (19,477)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................               (249)              4,489               81,084
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                193              (1,458)             (16,682)
   Net realized gain distributions.....................................                 71             261,257                   --
   Change in unrealized appreciation (depreciation) during the period..             (1,807)           (358,540)             (71,555)
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................             (1,543)            (98,741)             (88,237)
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          (1,792)  $         (94,252)   $          (7,153)
                                                                         ==================  ==================  ===================

                                                                                 MFS
                                                                            INTERNATIONAL           MFS               MFS CORE
                                                                             VALUE FUND       TECHNOLOGY FUND       EQUITY SERIES
                                                                             SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $         125,280   $              --    $             316
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................            (12,677)               (794)                (134)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................            (12,677)               (794)                (134)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................            112,603                (794)                 182
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             89,865              10,353                6,111
   Net realized gain distributions.....................................            167,899               3,426                2,215
   Change in unrealized appreciation (depreciation) during the period..              4,872              (3,342)              (8,027)
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................            262,636              10,437                  299
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $         375,239   $           9,643    $             481
                                                                         ==================  ==================  ===================

                                                                                 MFS
                                                                          INVESTORS GROWTH
                                                                            STOCK SERIES
                                                                          SUB-ACCOUNT (21)
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $             402
                                                                         ------------------

EXPENSES:
   Mortality and expense risk charges..................................                (80)
                                                                         ------------------
     Total expenses....................................................                (80)
                                                                         ------------------
     Net investment income (loss)......................................                322
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              7,079
   Net realized gain distributions.....................................              4,232
   Change in unrealized appreciation (depreciation) during the period..            (11,065)
                                                                         ------------------
     Net gain (loss) on investments....................................                246
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...  $             568
                                                                         ==================

(21)  Not funded as of December 31, 2015.

(36)  Formerly MFS Research Bond Fund. Change effective March 31, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-148

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-149

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                                                         MFS
                                                                                MFS                 MFS              HIGH YIELD
                                                                         UTILITIES SERIES       GROWTH FUND           PORTFOLIO
                                                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          11,964   $              --    $           9,472
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (1,871)             (2,675)                (940)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................             (1,871)             (2,675)                (940)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................             10,093              (2,675)               8,532
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              2,424             216,379                 (287)
   Net realized gain distributions.....................................             19,757               6,085                   --
   Change in unrealized appreciation (depreciation) during the period..            (76,451)           (265,106)             (14,567)
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................            (54,270)            (42,642)             (14,854)
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $         (44,177)  $         (45,317)   $          (6,322)
                                                                         ==================  ==================  ===================

                                                                              BLACKROCK                              BLACKROCK
                                                                               GLOBAL             BLACKROCK            VALUE
                                                                             ALLOCATION           LARGE CAP        OPPORTUNITIES
                                                                             FUND, INC.           CORE FUND         FUND, INC.
                                                                             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          89,239   $             253   $           1,751
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (65,099)               (533)               (735)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................            (65,099)               (533)               (735)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................             24,140                (280)              1,016
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            (38,472)              3,825                 144
   Net realized gain distributions.....................................            679,269               1,705                  --
   Change in unrealized appreciation (depreciation) during the period..           (840,094)             (5,611)             (6,161)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................           (199,297)                (81)             (6,017)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $        (175,157)  $            (361)  $          (5,001)
                                                                         ==================  ==================  ==================


                                                                             BLACKROCK            BLACKROCK
                                                                             SMALL CAP          MID CAP VALUE
                                                                          GROWTH FUND II     OPPORTUNITIES FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --    $          11,341
                                                                         ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (5,918)             (11,715)
                                                                         ------------------  -------------------
     Total expenses....................................................             (5,918)             (11,715)
                                                                         ------------------  -------------------
     Net investment income (loss)......................................             (5,918)                (374)
                                                                         ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            (17,661)              (6,560)
   Net realized gain distributions.....................................             79,155              181,487
   Change in unrealized appreciation (depreciation) during the period..           (100,832)            (298,524)
                                                                         ------------------  -------------------
     Net gain (loss) on investments....................................            (39,338)            (123,597)
                                                                         ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $         (45,256)   $        (123,971)
                                                                         ==================  ===================

                                                                              BLACKROCK
                                                                            INTERNATIONAL          BLACKROCK
                                                                            OPPORTUNITIES       MID CAP GROWTH
                                                                              PORTFOLIO        EQUITY PORTFOLIO
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $               --   $              --
                                                                         -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................              (4,395)             (3,100)
                                                                         -------------------  ------------------
     Total expenses....................................................              (4,395)             (3,100)
                                                                         -------------------  ------------------
     Net investment income (loss)......................................              (4,395)             (3,100)
                                                                         -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              (4,325)              5,290
   Net realized gain distributions.....................................                  --               7,403
   Change in unrealized appreciation (depreciation) during the period..              (6,160)              6,319
                                                                         -------------------  ------------------
     Net gain (loss) on investments....................................             (10,485)             19,012
                                                                         -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          (14,880)  $          15,912
                                                                         ===================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-150

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-151

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                                                      NUVEEN
                                                                          VICTORY MUNDER          NEUBERGER         TRADEWINDS
                                                                           MID-CAP CORE        BERMAN SOCIALLY     INTERNATIONAL
                                                                            GROWTH FUND        RESPONSIVE FUND      VALUE FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --    $         14,581   $             296
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (8,660)             (7,603)               (207)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (8,660)             (7,603)               (207)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................             (8,660)              6,978                  89
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             86,054              13,270                  24
   Net realized gain distributions.....................................            425,156             124,483                  --
   Change in unrealized appreciation (depreciation) during the period..           (727,320)           (160,712)                (59)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................           (216,110)            (22,959)                (35)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $        (224,770)   $        (15,981)  $              54
                                                                         ==================  ==================  ==================


                                                                             THE OAKMARK        THE OAKMARK          OPPENHEIMER
                                                                            INTERNATIONAL       EQUITY AND             CAPITAL
                                                                           SMALL CAP FUND       INCOME FUND       APPRECIATION FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $         11,388   $         190,176    $              --
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (1,839)                 --               (6,303)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................             (1,839)                 --               (6,303)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................              9,549             190,176               (6,303)
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             (7,111)             71,222                6,282
   Net realized gain distributions.....................................             11,272             862,084              148,679
   Change in unrealized appreciation (depreciation) during the period..             (8,592)         (1,929,125)             (85,978)
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................             (4,431)           (995,819)              68,983
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $          5,118   $        (805,643)   $          62,680
                                                                         ==================  ==================  ===================


                                                                                                OPPENHEIMER
                                                                             OPPENHEIMER       INTERNATIONAL         OPPENHEIMER
                                                                             GLOBAL FUND        GROWTH FUND       MAIN STREET FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          41,178   $          40,076   $           2,375
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (29,077)             (6,856)             (2,739)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................            (29,077)             (6,856)             (2,739)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................             12,101              33,220                (364)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            166,745              60,614              33,023
   Net realized gain distributions.....................................            266,286                  --              30,331
   Change in unrealized appreciation (depreciation) during the period..           (229,250)             41,281             (61,297)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................            203,781             101,895               2,057
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         215,882   $         135,115   $           1,693
                                                                         ==================  ==================  ==================


                                                                            OPPENHEIMER
                                                                         GLOBAL STRATEGIC
                                                                            INCOME FUND
                                                                            SUB-ACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          26,048
                                                                         ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (6,140)
                                                                         ------------------
     Total expenses....................................................             (6,140)
                                                                         ------------------
     Net investment income (loss)......................................             19,908
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             (5,340)
   Net realized gain distributions.....................................                 --
   Change in unrealized appreciation (depreciation) during the period..            (35,696)
                                                                         ------------------
     Net gain (loss) on investments....................................            (41,036)
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...  $         (21,128)
                                                                         ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-152

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-153

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                             OPPENHEIMER         OPPENHEIMER
                                                                             MAIN STREET         DEVELOPING         OPPENHEIMER
                                                                            MID CAP FUND        MARKETS FUND        EQUITY FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $         10,141   $          30,161   $           1,514
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (19,684)            (23,624)             (1,556)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................            (19,684)            (23,624)             (1,556)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................             (9,543)              6,537                 (42)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            124,766             (74,750)              5,897
   Net realized gain distributions.....................................            299,704                  --              20,953
   Change in unrealized appreciation (depreciation) during the period..           (637,186)           (805,236)            (29,271)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................           (212,716)           (879,986)             (2,421)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $       (222,259)  $        (873,449)  $          (2,463)
                                                                         ==================  ==================  ==================

                                                                             OPPENHEIMER         OPPENHEIMER        OPPENHEIMER
                                                                               CAPITAL          INTERNATIONAL         MID CAP
                                                                             INCOME FUND          BOND FUND         VALUE FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT (37)
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              20   $         163,718   $           2,419
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................                 (7)            (40,739)             (4,280)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................                 (7)            (40,739)             (4,280)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................                 13             122,979              (1,861)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 --            (156,108)            131,190
   Net realized gain distributions.....................................                 --                  --                  --
   Change in unrealized appreciation (depreciation) during the period..                (27)           (195,699)           (181,524)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................                (27)           (351,807)            (50,334)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $             (14)  $        (228,828)  $         (52,195)
                                                                         ==================  ==================  ==================

                                                                             OPPENHEIMER          OPPENHEIMER
                                                                             MAIN STREET        GOLD & SPECIAL       OPPENHEIMER
                                                                           SELECT FUND(R)        MINERALS FUND    REAL ESTATE FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           5,005   $              --   $          29,544
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................              (7,997)            (11,270)            (10,988)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................              (7,997)            (11,270)            (10,988)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................              (2,992)            (11,270)             18,556
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              24,443            (308,808)             89,828
   Net realized gain distributions.....................................             100,043                  --             112,176
   Change in unrealized appreciation (depreciation) during the period..            (144,765)            (11,687)           (196,871)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             (20,279)           (320,495)              5,133
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $         (23,271)  $        (331,765)  $          23,689
                                                                         ===================  ==================  ==================

                                                                             OPPENHEIMER
                                                                               EQUITY
                                                                             INCOME FUND
                                                                             SUB-ACCOUNT
                                                                         -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           9,073
                                                                         -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (1,554)
                                                                         -------------------
     Total expenses....................................................              (1,554)
                                                                         -------------------
     Net investment income (loss)......................................               7,519
                                                                         -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 379
   Net realized gain distributions.....................................              12,971
   Change in unrealized appreciation (depreciation) during the period..             (49,153)
                                                                         -------------------
     Net gain (loss) on investments....................................             (35,803)
                                                                         -------------------
     Net increase (decrease) in net assets resulting from operations...   $         (28,284)
                                                                         ===================

(37) Formerly Oppenheimer Small- & Mid- Cap Value Fund. Change effective September 1, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-154

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-155

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                             OPPENHEIMER          OPPENHEIMER          PUTNAM
                                                                            INTERNATIONAL           RISING             GLOBAL
                                                                          DIVERSIFIED FUND      DIVIDENDS FUND       EQUITY FUND
                                                                             SUB-ACCOUNT       SUB-ACCOUNT (38)      SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $             810   $              40   $             555
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................                (764)                (16)               (411)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................                (764)                (16)               (411)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................                  46                  24                 144
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 124                  --                  45
   Net realized gain distributions.....................................                  --                 407                  --
   Change in unrealized appreciation (depreciation) during the period..              (1,066)               (455)             (1,575)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................                (942)                (48)             (1,530)
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $            (896)  $             (24)  $          (1,386)
                                                                         ===================  ==================  ==================

                                                                                                   PUTNAM VT          PUTNAM VT
                                                                              PUTNAM VT          INTERNATIONAL        MULTI-CAP
                                                                           HIGH YIELD FUND        GROWTH FUND        GROWTH FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          27,826   $              --   $           3,186
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................              (2,766)               (962)             (4,165)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................              (2,766)               (962)             (4,165)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................              25,060                (962)               (979)
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              (1,783)                673              27,249
   Net realized gain distributions.....................................                  --                  --               7,591
   Change in unrealized appreciation (depreciation) during the period..             (45,515)              1,720             (35,907)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             (47,298)              2,393              (1,067)
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $         (22,238)  $           1,431   $          (2,046)
                                                                         ===================  ==================  ==================

                                                                             PUTNAM VT             PIONEER
                                                                             SMALL CAP           DISCIPLINED       PIONEER EMERGING
                                                                            VALUE FUND           VALUE FUND          MARKETS FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           2,068    $           1,091   $          35,370
                                                                         ------------------  -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (1,706)              (1,037)             (8,438)
                                                                         ------------------  -------------------  ------------------
     Total expenses....................................................             (1,706)              (1,037)             (8,438)
                                                                         ------------------  -------------------  ------------------
     Net investment income (loss)......................................                362                   54              26,932
                                                                         ------------------  -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              8,143                 (694)            (90,873)
   Net realized gain distributions.....................................             27,497               17,770              20,634
   Change in unrealized appreciation (depreciation) during the period..            (47,811)             (23,590)           (167,466)
                                                                         ------------------  -------------------  ------------------
     Net gain (loss) on investments....................................            (12,171)              (6,514)           (237,705)
                                                                         ------------------  -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         (11,809)   $          (6,460)  $        (210,773)
                                                                         ==================  ===================  ==================

                                                                              PIONEER
                                                                            FUNDAMENTAL
                                                                            GROWTH FUND
                                                                            SUB-ACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              59
                                                                         ------------------

EXPENSES:
   Mortality and expense risk charges..................................               (187)
                                                                         ------------------
     Total expenses....................................................               (187)
                                                                         ------------------
     Net investment income (loss)......................................               (128)
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                112
   Net realized gain distributions.....................................                802
   Change in unrealized appreciation (depreciation) during the period..                134
                                                                         ------------------
     Net gain (loss) on investments....................................              1,048
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...  $             920
                                                                         ==================

(38)  Funded as of October 26, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-156

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--------------------------------------------------------------------------------
                                   SA-157

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                              ALLIANZGI           ALLIANZGI           ALLIANZGI
                                                                          NFJ INTERNATIONAL     NFJ SMALL-CAP       NFJ DIVIDEND
                                                                             VALUE FUND          VALUE FUND          VALUE FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           1,610   $          26,924   $         126,832
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................               (441)            (12,298)            (46,347)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................               (441)            (12,298)            (46,347)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................              1,169              14,626              80,485
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 (4)            (41,191)            203,702
   Net realized gain distributions.....................................                 --             215,724                  --
   Change in unrealized appreciation (depreciation) during the period..             (9,791)           (346,895)           (804,943)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             (9,795)           (172,362)           (601,241)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          (8,626)  $        (157,736)  $        (520,756)
                                                                         ==================  ==================  ==================

                                                                           AMG MANAGERS             PIMCO
                                                                              CADENCE         EMERGING MARKETS
                                                                           MID CAP FUND           BOND FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --    $          47,313
                                                                         ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................               (761)              (8,053)
                                                                         ------------------  -------------------
     Total expenses....................................................               (761)              (8,053)
                                                                         ------------------  -------------------
     Net investment income (loss)......................................               (761)              39,260
                                                                         ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              4,219              (24,447)
   Net realized gain distributions.....................................              4,841                5,341
   Change in unrealized appreciation (depreciation) during the period..             (9,686)             (57,378)
                                                                         ------------------  -------------------
     Net gain (loss) on investments....................................               (626)             (76,484)
                                                                         ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          (1,387)   $         (37,224)
                                                                         ==================  ===================


                                                                                                    PIONEER
                                                                            PIONEER FUND        HIGH YIELD FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           4,980    $         102,486
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (6,419)             (12,642)
                                                                         -------------------  -------------------
     Total expenses....................................................              (6,419)             (12,642)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              (1,439)              89,844
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              (6,358)             (44,909)
   Net realized gain distributions.....................................              67,640               14,291
   Change in unrealized appreciation (depreciation) during the period..             (67,080)            (169,424)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              (5,798)            (200,042)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $          (7,237)   $        (110,198)
                                                                         ===================  ===================

                                                                               PIONEER              PIONEER             PIONEER
                                                                              STRATEGIC             MID CAP         SELECT MID CAP
                                                                             INCOME FUND          VALUE FUND          GROWTH FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          122,447   $           4,160   $              --
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (18,124)            (10,790)             (4,462)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................             (18,124)            (10,790)             (4,462)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................             104,323              (6,630)             (4,462)
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             (26,147)             22,045                 (58)
   Net realized gain distributions.....................................                  --             104,268              47,112
   Change in unrealized appreciation (depreciation) during the period..            (150,348)           (210,937)            (61,694)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................            (176,495)            (84,624)            (14,640)
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          (72,172)  $         (91,254)  $         (19,102)
                                                                         ===================  ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-158

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-159

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                                    PUTNAM
                                                                             PIMCO TOTAL            EQUITY
                                                                           RETURN III FUND        INCOME FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           4,957    $          10,384
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (1,620)              (4,853)
                                                                         -------------------  -------------------
     Total expenses....................................................              (1,620)              (4,853)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................               3,337                5,531
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                (512)              (7,407)
   Net realized gain distributions.....................................               2,924               24,700
   Change in unrealized appreciation (depreciation) during the period..              (7,407)             (60,673)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              (4,995)             (43,380)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $          (1,658)   $         (37,849)
                                                                         ===================  ===================


                                                                               PUTNAM               PUTNAM
                                                                             HIGH YIELD          INTERNATIONAL
                                                                           ADVANTAGE FUND         EQUITY FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          69,410    $          11,458
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (8,197)              (1,729)
                                                                         -------------------  -------------------
     Total expenses....................................................              (8,197)              (1,729)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              61,213                9,729
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              (4,190)               8,738
   Net realized gain distributions.....................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period..            (125,470)             (17,578)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................            (129,660)              (8,840)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $         (68,447)   $             889
                                                                         ===================  ===================


                                                                               PUTNAM
                                                                              MULTI-CAP             PUTNAM
                                                                             GROWTH FUND         VOYAGER FUND
                                                                             SUB-ACCOUNT       SUB-ACCOUNT (39)
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              45    $               5
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................                 (85)                  (1)
                                                                         -------------------  -------------------
     Total expenses....................................................                 (85)                  (1)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................                 (40)                   4
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                  71                   (1)
   Net realized gain distributions.....................................                 959                   18
   Change in unrealized appreciation (depreciation) during the period..              (1,120)                 (37)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................                 (90)                 (20)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $            (130)  $              (16)
                                                                         ===================  ===================

                                                                               PUTNAM
                                                                            INTERNATIONAL           PUTNAM
                                                                               CAPITAL             SMALL CAP
                                                                         OPPORTUNITIES FUND       GROWTH FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $            3,834   $               --
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (2,239)              (1,235)
                                                                         -------------------  -------------------
     Total expenses....................................................              (2,239)              (1,235)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................               1,595               (1,235)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              (9,899)              11,721
   Net realized gain distributions.....................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period..              18,981              (19,104)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................               9,082               (7,383)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $           10,677   $           (8,618)
                                                                         ===================  ===================


                                                                                                     ROYCE
                                                                                ROYCE          SMALLER-COMPANIES
                                                                          TOTAL RETURN FUND       GROWTH FUND
                                                                             SUB-ACCOUNT       SUB-ACCOUNT (40)
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $            3,108   $               --
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (4,112)              (2,209)
                                                                         -------------------  -------------------
     Total expenses....................................................              (4,112)              (2,209)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              (1,004)              (2,209)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             (29,183)               2,033
   Net realized gain distributions.....................................              91,049              100,563
   Change in unrealized appreciation (depreciation) during the period..            (115,445)            (109,385)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................             (53,579)              (6,789)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          (54,583)  $           (8,998)
                                                                         ===================  ===================

(39)  Funded as of February 24, 2015.

(40)  Formerly Royce Value Plus Fund. Change effective May 1, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-160

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-161

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                ROYCE                                 COLUMBIA
                                                                              SMALL-CAP             RS           DIVERSIFIED EQUITY
                                                                             VALUE FUND         VALUE FUND           INCOME FUND
                                                                          SUB-ACCOUNT (41)      SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           3,073   $              --    $          2,782
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (3,875)                 --                (929)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (3,875)                 --                (929)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................               (802)                 --               1,853
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             (6,867)             46,392               8,460
   Net realized gain distributions.....................................            133,389             198,263              12,813
   Change in unrealized appreciation (depreciation) during the period..           (209,620)           (390,845)            (26,132)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................            (83,098)           (146,190)             (4,859)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         (83,900)  $        (146,190)   $         (3,006)
                                                                         ==================  ==================  ==================

                                                                                                  COLUMBIA
                                                                             COLUMBIA           MULTI-ADVISOR         RIDGEWORTH
                                                                           SMALL/MID CAP          SMALL CAP         SMALL CAP VALUE
                                                                            VALUE FUND           VALUE FUND           EQUITY FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --    $              93   $          11,973
                                                                         ------------------  -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (3,223)                (116)             (9,425)
                                                                         ------------------  -------------------  ------------------
     Total expenses....................................................             (3,223)                (116)             (9,425)
                                                                         ------------------  -------------------  ------------------
     Net investment income (loss)......................................             (3,223)                 (23)              2,548
                                                                         ------------------  -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             20,369                  412             (37,089)
   Net realized gain distributions.....................................             16,732                1,560             295,187
   Change in unrealized appreciation (depreciation) during the period..            (56,852)              (3,698)           (353,874)
                                                                         ------------------  -------------------  ------------------
     Net gain (loss) on investments....................................            (19,751)              (1,726)            (95,776)
                                                                         ------------------  -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         (22,974)   $          (1,749)  $         (93,228)
                                                                         ==================  ===================  ==================


                                                                            RIDGEWORTH           RIDGEWORTH           RIDGEWORTH
                                                                           MID-CAP VALUE      SEIX TOTAL RETURN     LARGE CAP VALUE
                                                                            EQUITY FUND           BOND FUND           EQUITY FUND
                                                                            SUB-ACCOUNT       SUB-ACCOUNT (42)        SUB-ACCOUNT
                                                                         ------------------  -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           8,524    $           8,812   $           1,018
                                                                         ------------------  -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (8,783)              (1,796)               (447)
                                                                         ------------------  -------------------  ------------------
     Total expenses....................................................             (8,783)              (1,796)               (447)
                                                                         ------------------  -------------------  ------------------
     Net investment income (loss)......................................               (259)               7,016                 571
                                                                         ------------------  -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              8,372                 (826)               (151)
   Net realized gain distributions.....................................             56,731                  163               6,959
   Change in unrealized appreciation (depreciation) during the period..           (141,415)              (6,174)            (12,039)
                                                                         ------------------  -------------------  ------------------
     Net gain (loss) on investments....................................            (76,312)              (6,837)             (5,231)
                                                                         ------------------  -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         (76,571)   $             179   $          (4,660)
                                                                         ==================  ===================  ==================


                                                                             DEUTSCHE
                                                                            REAL ESTATE
                                                                          SECURITIES FUND
                                                                            SUB-ACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $             583
                                                                         ------------------

EXPENSES:
   Mortality and expense risk charges..................................               (267)
                                                                         ------------------
     Total expenses....................................................               (267)
                                                                         ------------------
     Net investment income (loss)......................................                316
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                331
   Net realized gain distributions.....................................              4,564
   Change in unrealized appreciation (depreciation) during the period..             (4,609)
                                                                         ------------------
     Net gain (loss) on investments....................................                286
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...  $             602
                                                                         ==================

(41)  Formerly Royce Value Fund. Change effective May 1, 2015.

(42)  Formerly RidgeWorth Total Return Bond Fund. Change effective August 1,
      2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-162

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-163

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                                                       DEUTSCHE
                                                                             DEUTSCHE             DEUTSCHE             ENHANCED
                                                                              EQUITY               CAPITAL         EMERGING MARKETS
                                                                           DIVIDEND FUND         GROWTH FUND         FIXED INCOME
                                                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           5,774    $               5   $           1,575
                                                                         ------------------  -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (1,506)                 (16)               (409)
                                                                         ------------------  -------------------  ------------------
     Total expenses....................................................             (1,506)                 (16)               (409)
                                                                         ------------------  -------------------  ------------------
     Net investment income (loss)......................................              4,268                  (11)              1,166
                                                                         ------------------  -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              5,509                   --              (2,054)
   Net realized gain distributions.....................................                 --                  206                  --
   Change in unrealized appreciation (depreciation) during the period..            (33,555)                (156)             (2,066)
                                                                         ------------------  -------------------  ------------------
     Net gain (loss) on investments....................................            (28,046)                  50              (4,120)
                                                                         ------------------  -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         (23,778)   $              39   $          (2,954)
                                                                         ==================  ===================  ==================



                                                                           SSGA S&P 500           DEUTSCHE
                                                                            INDEX FUND         CORE EQUITY VIP
                                                                            SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          31,614    $           1,796
                                                                         ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (9,791)              (1,491)
                                                                         ------------------  -------------------
     Total expenses....................................................             (9,791)              (1,491)
                                                                         ------------------  -------------------
     Net investment income (loss)......................................             21,823                  305
                                                                         ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             97,940                3,839
   Net realized gain distributions.....................................             34,073                  487
   Change in unrealized appreciation (depreciation) during the period..           (146,118)               4,903
                                                                         ------------------  -------------------
     Net gain (loss) on investments....................................            (14,105)               9,229
                                                                         ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $           7,718    $           9,534
                                                                         ==================  ===================


                                                                              DEUTSCHE                               CLEARBRIDGE
                                                                               GLOBAL             CLEARBRIDGE        AGGRESSIVE
                                                                             GROWTH FUND       APPRECIATION FUND     GROWTH FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $             --    $           2,966   $              --
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................               (992)              (1,833)             (1,706)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................               (992)              (1,833)             (1,706)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................               (992)               1,133              (1,706)
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              1,770                3,204              28,295
   Net realized gain distributions.....................................                 --               10,890               5,929
   Change in unrealized appreciation (depreciation) during the period..             (3,986)             (14,754)            (52,309)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             (2,216)                (660)            (18,085)
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $           (3,208)  $             473   $         (19,791)
                                                                         ===================  ==================  ==================


                                                                             CLEARBRIDGE          CLEARBRIDGE
                                                                               ALL CAP              MID CAP
                                                                             VALUE FUND            CORE FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $             318    $              --
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................                (292)              (3,438)
                                                                         -------------------  -------------------
     Total expenses....................................................                (292)              (3,438)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................                  26               (3,438)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 (27)              39,316
   Net realized gain distributions.....................................               1,406               22,360
   Change in unrealized appreciation (depreciation) during the period..              (3,249)             (49,448)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              (1,870)              12,228
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $          (1,844)   $           8,790
                                                                         ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-164

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-165

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                             CLEARBRIDGE         THORNBURG
                                                                              SMALL CAP        INTERNATIONAL          THORNBURG
                                                                             GROWTH FUND        VALUE FUND           VALUE FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $          25,261   $              --
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (4,471)            (28,884)            (11,749)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (4,471)            (28,884)            (11,749)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................             (4,471)             (3,623)            (11,749)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             17,140              59,992              54,999
   Net realized gain distributions.....................................              7,590             484,244                  --
   Change in unrealized appreciation (depreciation) during the period..            (57,239)           (305,218)            (10,964)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................            (32,509)            239,018              44,035
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         (36,980)  $         235,395   $          32,286
                                                                         ==================  ==================  ==================

                                                                                                TIMOTHY PLAN
                                                                             THORNBURG          LARGE/MID CAP       UBS DYNAMIC
                                                                         CORE GROWTH FUND        VALUE FUND         ALPHA FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT     SUB-ACCOUNT (21)
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --    $             --   $              40
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (7,870)             (1,833)                (14)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (7,870)             (1,833)                (14)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................             (7,870)             (1,833)                 26
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             98,176               6,101                  57
   Net realized gain distributions.....................................                 --              25,530                  --
   Change in unrealized appreciation (depreciation) during the period..            (85,529)            (36,249)               (174)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             12,647              (4,618)               (117)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $           4,777    $         (6,451)  $             (91)
                                                                         ==================  ==================  ==================

                                                                           T. ROWE PRICE        T. ROWE PRICE      T. ROWE PRICE
                                                                              GROWTH               EQUITY         RETIREMENT 2010
                                                                         STOCK FUND, INC.        INCOME FUND           FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $          21,426   $          21,163
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (58,232)            (11,898)            (12,822)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................            (58,232)            (11,898)            (12,822)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................            (58,232)              9,528               8,341
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            448,897              47,599              48,977
   Net realized gain distributions.....................................            480,986              67,629              28,489
   Change in unrealized appreciation (depreciation) during the period..           (228,547)           (254,859)           (118,356)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................            701,336            (139,631)            (40,890)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         643,104   $        (130,103)  $         (32,549)
                                                                         ==================  ==================  ==================

                                                                            T. ROWE PRICE
                                                                           RETIREMENT 2020
                                                                                FUND
                                                                             SUB-ACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $        131,319
                                                                         ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (73,876)
                                                                         ------------------
     Total expenses....................................................            (73,876)
                                                                         ------------------
     Net investment income (loss)......................................             57,443
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            320,823
   Net realized gain distributions.....................................            279,660
   Change in unrealized appreciation (depreciation) during the period..           (849,483)
                                                                         ------------------
     Net gain (loss) on investments....................................           (249,000)
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...   $       (191,557)
                                                                         ==================

(21)  Not funded as of December 31, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-166

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-167

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                           T. ROWE PRICE        T. ROWE PRICE        T. ROWE PRICE
                                                                          RETIREMENT 2030      RETIREMENT 2040      RETIREMENT 2050
                                                                               FUND                 FUND                 FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          93,419    $          44,508   $          19,850
                                                                         ------------------  -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (67,890)             (41,215)            (19,269)
                                                                         ------------------  -------------------  ------------------
     Total expenses....................................................            (67,890)             (41,215)            (19,269)
                                                                         ------------------  -------------------  ------------------
     Net investment income (loss)......................................             25,529                3,293                 581
                                                                         ------------------  -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            302,617              220,120              76,971
   Net realized gain distributions.....................................            306,415              220,419              83,536
   Change in unrealized appreciation (depreciation) during the period..           (781,843)            (503,628)           (192,555)
                                                                         ------------------  -------------------  ------------------
     Net gain (loss) on investments....................................           (172,811)             (63,089)            (32,048)
                                                                         ------------------  -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $        (147,282)   $         (59,796)  $         (31,467)
                                                                         ==================  ===================  ==================

                                                                            T. ROWE PRICE
                                                                             RETIREMENT           UBS GLOBAL           UBS US
                                                                            BALANCED FUND       ALLOCATION FUND    ALLOCATION FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT     SUB-ACCOUNT (43)
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           5,605   $              75   $              --
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................              (4,242)                (16)                 --
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................              (4,242)                (16)                 --
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................               1,363                  59                  --
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               3,056                   2                  --
   Net realized gain distributions.....................................               8,712                  --                  --
   Change in unrealized appreciation (depreciation) during the period..             (24,871)               (138)                 (1)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             (13,103)               (136)                 (1)
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $         (11,740)  $             (77)  $              (1)
                                                                         ===================  ==================  ==================

                                                                              VANGUARD           VANGUARD             VANGUARD
                                                                              SMALL-CAP           MID-CAP            TOTAL BOND
                                                                             INDEX FUND         INDEX FUND        MARKET INDEX FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          68,453   $          45,814    $         48,803
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................                 --                  --                  --
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................                 --                  --                  --
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................             68,453              45,814              48,803
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             20,694               6,435              (3,228)
   Net realized gain distributions.....................................                 --                  --               1,929
   Change in unrealized appreciation (depreciation) during the period..           (270,803)           (109,813)            (43,846)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................           (250,109)           (103,378)            (45,145)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $        (181,656)  $         (57,564)   $          3,658
                                                                         ==================  ==================  ==================

                                                                             VANGUARD
                                                                            TOTAL STOCK
                                                                         MARKET INDEX FUND
                                                                            SUB-ACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          66,141
                                                                         ------------------

EXPENSES:
   Mortality and expense risk charges..................................                 --
                                                                         ------------------
     Total expenses....................................................                 --
                                                                         ------------------
     Net investment income (loss)......................................             66,141
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              8,082
   Net realized gain distributions.....................................                 --
   Change in unrealized appreciation (depreciation) during the period..            (66,917)
                                                                         ------------------
     Net gain (loss) on investments....................................            (58,835)
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...  $           7,306
                                                                         ==================

(43)  Funded as of November 5, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-168

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-169

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                                                       VICTORY
                                                                               VICTORY            VICTORY             SYCAMORE
                                                                             DIVERSIFIED          SPECIAL           SMALL COMPANY
                                                                             STOCK FUND         VALUE FUND        OPPORTUNITY FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT (44)
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           5,312   $           4,105   $           4,368
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (7,586)            (11,056)            (18,821)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (7,586)            (11,056)            (18,821)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................             (2,274)             (6,951)            (14,453)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            137,594             125,179              74,147
   Net realized gain distributions.....................................             71,793                  --             305,465
   Change in unrealized appreciation (depreciation) during the period..           (243,885)           (183,465)           (407,625)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................            (34,498)            (58,286)            (28,013)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         (36,772)  $         (65,237)  $         (42,466)
                                                                         ==================  ==================  ==================

                                                                              VICTORY
                                                                             SYCAMORE              INVESCO
                                                                            ESTABLISHED           SMALL CAP           INVESCO
                                                                            VALUE FUND         DISCOVERY FUND      COMSTOCK FUND
                                                                         SUB-ACCOUNT (45)        SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          31,507    $             --   $          78,259
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (5,191)            (15,680)            (22,915)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (5,191)            (15,680)            (22,915)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................             26,316             (15,680)             55,344
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            (46,525)              8,343             307,721
   Net realized gain distributions.....................................            459,226             262,369             461,744
   Change in unrealized appreciation (depreciation) during the period..           (531,554)           (270,134)         (1,209,257)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................           (118,853)                578            (439,792)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         (92,537)   $        (15,102)  $        (384,448)
                                                                         ==================  ==================  ==================


                                                                              INVESCO              INVESCO            INVESCO
                                                                            EQUITY AND           GROWTH AND           MID CAP
                                                                            INCOME FUND          INCOME FUND        GROWTH FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $         388,067   $          41,730   $              --
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................            (81,665)            (24,173)            (13,044)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................            (81,665)            (24,173)            (13,044)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................            306,402              17,557             (13,044)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            241,756              91,113              29,258
   Net realized gain distributions.....................................            465,143             183,722             113,107
   Change in unrealized appreciation (depreciation) during the period..         (1,477,252)           (393,447)           (128,373)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................           (770,353)           (118,612)             13,992
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $        (463,951)  $        (101,055)  $             948
                                                                         ==================  ==================  ==================


                                                                               INVESCO
                                                                            U.S. MORTGAGE
                                                                                FUND
                                                                             SUB-ACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $             11
                                                                         ------------------

EXPENSES:
   Mortality and expense risk charges..................................                 (3)
                                                                         ------------------
     Total expenses....................................................                 (3)
                                                                         ------------------
     Net investment income (loss)......................................                  8
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 --
   Net realized gain distributions.....................................                 --
   Change in unrealized appreciation (depreciation) during the period..                 (7)
                                                                         ------------------
     Net gain (loss) on investments....................................                 (7)
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...   $              1
                                                                         ==================

(44) Formerly Victory Small Company Opportunity Fund. Change effective April 1, 2015.

(45)  Formerly Victory Established Value Fund. Change effective April 1,
      2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-170

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-171

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                               INVESCO              INVESCO
                                                                              SMALL CAP            AMERICAN
                                                                             VALUE FUND           VALUE FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              609    $             200
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (7,666)              (3,427)
                                                                         -------------------  -------------------
     Total expenses....................................................              (7,666)              (3,427)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................              (7,057)              (3,227)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             (44,981)             (22,050)
   Net realized gain distributions.....................................             124,470               48,113
   Change in unrealized appreciation (depreciation) during the period..            (211,469)             (89,958)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................            (131,980)             (63,895)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $         (139,037)   $         (67,122)
                                                                         ===================  ===================

                                                                           MORGAN STANLEY
                                                                            INSTITUTIONAL
                                                                             OPPORTUNITY        INVESCO VALUE
                                                                              PORTFOLIO      OPPORTUNITIES FUND
                                                                          SUB-ACCOUNT (46)       SUB-ACCOUNT
                                                                         ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --   $            5,206
                                                                         ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................               (382)              (2,125)
                                                                         ------------------  -------------------
     Total expenses....................................................               (382)              (2,125)
                                                                         ------------------  -------------------
     Net investment income (loss)......................................               (382)               3,081
                                                                         ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             13,323               13,141
   Net realized gain distributions.....................................              3,351               66,637
   Change in unrealized appreciation (depreciation) during the period..             (7,355)            (146,367)
                                                                         ------------------  -------------------
     Net gain (loss) on investments....................................              9,319              (66,589)
                                                                         ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $           8,937   $          (63,508)
                                                                         ==================  ===================


                                                                               INVESCO              INVESCO
                                                                             DIVERSIFIED           AMERICAN
                                                                            DIVIDEND FUND       FRANCHISE FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          10,216   $               --
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................              (2,844)              (4,531)
                                                                         -------------------  -------------------
     Total expenses....................................................              (2,844)              (4,531)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................               7,372               (4,531)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               7,264                3,505
   Net realized gain distributions.....................................              23,917               32,650
   Change in unrealized appreciation (depreciation) during the period..             (33,425)                 318
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              (2,244)              36,473
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $           5,128   $           31,942
                                                                         ===================  ===================


                                                                               INVESCO
                                                                             GLOBAL CORE          VANGUARD
                                                                             EQUITY FUND       500 INDEX FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT
                                                                         -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              214   $         111,254
                                                                         -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................                (357)                 --
                                                                         -------------------  ------------------
     Total expenses....................................................                (357)                 --
                                                                         -------------------  ------------------
     Net investment income (loss)......................................                (143)            111,254
                                                                         -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                  10               8,257
   Net realized gain distributions.....................................                 159                  --
   Change in unrealized appreciation (depreciation) during the period..              (1,118)            (55,985)
                                                                         -------------------  ------------------
     Net gain (loss) on investments....................................                (949)            (47,728)
                                                                         -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $           (1,092)  $          63,526
                                                                         ===================  ==================


                                                                             WELLS FARGO
                                                                            INTERNATIONAL         WELLS FARGO
                                                                             EQUITY FUND        CORE BOND FUND
                                                                          SUB-ACCOUNT (48)     SUB-ACCOUNT (49)
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              786    $             982
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................                (390)                (650)
                                                                         -------------------  -------------------
     Total expenses....................................................                (390)                (650)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................                 396                  332
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 244                  (59)
   Net realized gain distributions.....................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period..                  18                 (831)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................                 262                 (890)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $              658    $            (558)
                                                                         ===================  ===================

(46) Effective December 4, 2015 Morgan Stanley Institutional Opportunity Portfolio merged with MSIF Global Opportunity Portfolio.

(48) Formerly Wells Fargo Advantage International Equity Fund. Change effective December 15, 2015.

(49) Formerly Wells Fargo Advantage Core Bond Fund. Change effective December 15, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-172

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-173

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                         COLUMBIA SELIGMAN
                                                                          COMMUNICATIONS      COLUMBIA SELIGMAN
                                                                                AND                GLOBAL
                                                                         INFORMATION FUND      TECHNOLOGY FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --    $              --
                                                                         ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (2,770)              (1,448)
                                                                         ------------------  -------------------
     Total expenses....................................................             (2,770)              (1,448)
                                                                         ------------------  -------------------
     Net investment income (loss)......................................             (2,770)              (1,448)
                                                                         ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             92,506                7,364
   Net realized gain distributions.....................................             25,111               15,516
   Change in unrealized appreciation (depreciation) during the period..            (74,954)              (7,233)
                                                                         ------------------  -------------------
     Net gain (loss) on investments....................................             42,663               15,647
                                                                         ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          39,893    $          14,199
                                                                         ==================  ===================


                                                                              TIAA-CREF            TIAA-CREF
                                                                           LARGE CAP VALUE         LARGE CAP          TIAA-CREF
                                                                             INDEX FUND           GROWTH FUND      BOND INDEX FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $          16,864   $           1,288   $             373
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................                (155)               (430)               (108)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................                (155)               (430)               (108)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................              16,709                 858                 265
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              (1,365)              1,819                  --
   Net realized gain distributions.....................................              30,462               1,377                  73
   Change in unrealized appreciation (depreciation) during the period..             (80,947)             (1,194)               (473)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             (51,850)              2,002                (400)
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $         (35,141)  $           2,860   $            (135)
                                                                         ===================  ==================  ==================

                                                                                                 MASSMUTUAL
                                                                             TIAA-CREF          MSCI EAFE(R)
                                                                              EQUITY            INTERNATIONAL
                                                                            INDEX FUND           INDEX FUND
                                                                            SUB-ACCOUNT       SUB-ACCOUNT (50)
                                                                         ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           5,945    $             101
                                                                         ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (1,992)                  (9)
                                                                         ------------------  -------------------
     Total expenses....................................................             (1,992)                  (9)
                                                                         ------------------  -------------------
     Net investment income (loss)......................................              3,953                   92
                                                                         ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               (299)                  --
   Net realized gain distributions.....................................              4,137                   12
   Change in unrealized appreciation (depreciation) during the period..            (14,879)                (495)
                                                                         ------------------  -------------------
     Net gain (loss) on investments....................................            (11,041)                (483)
                                                                         ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          (7,088)   $            (391)
                                                                         ==================  ===================


                                                                             MASSMUTUAL           MASSMUTUAL          MASSMUTUAL
                                                                           RETIRESMART(SM)      RETIRESMART(SM)     RETIRESMART(SM)
                                                                              2015 FUND            2020 FUND           2025 FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................   $           6,690   $          39,074   $          13,260
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................              (1,722)             (7,028)             (6,024)
                                                                         -------------------  ------------------  ------------------
     Total expenses....................................................              (1,722)             (7,028)             (6,024)
                                                                         -------------------  ------------------  ------------------
     Net investment income (loss)......................................               4,968              32,046               7,236
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             (21,093)             (6,596)             (8,704)
   Net realized gain distributions.....................................               7,561              12,979              17,728
   Change in unrealized appreciation (depreciation) during the period..              (2,520)            (72,039)            (37,113)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             (16,052)            (65,656)            (28,089)
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...   $         (11,084)  $         (33,610)  $         (20,853)
                                                                         ===================  ==================  ==================

(50)  Funded as of August 10, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-174

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-175

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                             MASSMUTUAL          MASSMUTUAL          MASSMUTUAL
                                                                           RETIRESMART(SM)     RETIRESMART(SM)     RETIRESMART(SM)
                                                                              2030 FUND           2035 FUND           2040 FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          16,162   $          10,282   $          11,144
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (7,024)             (5,122)             (5,957)
                                                                         ------------------  ------------------  ------------------
     Total expenses....................................................             (7,024)             (5,122)             (5,957)
                                                                         ------------------  ------------------  ------------------
     Net investment income (loss)......................................              9,138               5,160               5,187
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................            (17,056)             (1,262)            (14,187)
   Net realized gain distributions.....................................             53,478              15,741              47,019
   Change in unrealized appreciation (depreciation) during the period..            (81,431)            (36,165)            (61,721)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................            (45,009)            (21,686)            (28,889)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         (35,871)  $         (16,526)  $         (23,702)
                                                                         ==================  ==================  ==================

                                                                            MASSMUTUAL          MASSMUTUAL           MASSMUTUAL
                                                                          RETIRESMART(SM)     RETIRESMART(SM)      RETIRESMART(SM)
                                                                             2045 FUND           2050 FUND       IN RETIREMENT FUND
                                                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           6,800   $           5,266    $             419
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (2,950)             (3,115)                 (72)
                                                                         ------------------  ------------------  -------------------
     Total expenses....................................................             (2,950)             (3,115)                 (72)
                                                                         ------------------  ------------------  -------------------
     Net investment income (loss)......................................              3,850               2,151                  347
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             (5,756)             (7,539)                (768)
   Net realized gain distributions.....................................             12,931              20,353                   --
   Change in unrealized appreciation (depreciation) during the period..            (24,704)            (27,609)                 (22)
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................            (17,529)            (14,795)                (790)
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $         (13,679)  $         (12,644)   $            (443)
                                                                         ==================  ==================  ===================

                                                                             MASSMUTUAL
                                                                           RETIRESMART(SM)     AMERICAN CENTURY
                                                                                2055             HERITAGE FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $             890    $              --
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................                (407)              (5,712)
                                                                         -------------------  -------------------
     Total expenses....................................................                (407)              (5,712)
                                                                         -------------------  -------------------
     Net investment income (loss)......................................                 483               (5,712)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 (25)              (4,861)
   Net realized gain distributions.....................................                 917               84,283
   Change in unrealized appreciation (depreciation) during the period..              (2,740)             (76,411)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              (1,848)               3,011
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $          (1,365)   $          (2,701)
                                                                         ===================  ===================

                                                                             CLEARBRIDGE         FIDELITY VIP
                                                                              SMALL CAP          FREEDOM 2050
                                                                             VALUE FUND            PORTFOLIO
                                                                             SUB-ACCOUNT       SUB-ACCOUNT (51)
                                                                         -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $               --   $               3
                                                                         -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................                 (29)                 --
                                                                         -------------------  ------------------
     Total expenses....................................................                 (29)                 --
                                                                         -------------------  ------------------
     Net investment income (loss)......................................                 (29)                  3
                                                                         -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 517                  --
   Net realized gain distributions.....................................                  77                   1
   Change in unrealized appreciation (depreciation) during the period..              (1,315)                 (3)
                                                                         -------------------  ------------------
     Net gain (loss) on investments....................................                (721)                 (2)
                                                                         -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $             (750)  $               1
                                                                         ===================  ==================

(51)  Funded as of August 20, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-176

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-177

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                              MSIF GLOBAL        MM RUSSELL 2000
                                                                              OPPORTUNITY           SMALL CAP
                                                                               PORTFOLIO           INDEX FUND
                                                                         SUB-ACCOUNT (46)(47)   SUB-ACCOUNT (52)
                                                                         --------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................    $              --   $               26
                                                                         --------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................                  (37)                  (7)
                                                                         --------------------  -------------------
     Total Expenses....................................................                  (37)                  (7)
                                                                         --------------------  -------------------
     Net Investment income (loss)......................................                  (37)                  19
                                                                         --------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                   --                   --
   Net realized gain distributions.....................................                   --                   68
   Change in unrealized appreciation (depreciation) during the period..                 (966)                (161)
                                                                         --------------------  -------------------
     Net gain (loss) on investments....................................                 (966)                 (93)
                                                                         --------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...    $          (1,003)  $              (74)
                                                                         ====================  ===================

                                                                             MASSMUTUAL                                 RUSSELL
                                                                             S&P 500(R)         MM S&P MID CAP         BALANCED
                                                                             INDEX FUND           INDEX FUND         STRATEGY FUND
                                                                          SUB-ACCOUNT (53)        SUB-ACCOUNT         SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              421   $           2,735   $           4,550
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................                 (73)               (458)             (3,431)
                                                                         -------------------  ------------------  ------------------
     Total Expenses....................................................                 (73)               (458)             (3,431)
                                                                         -------------------  ------------------  ------------------
     Net Investment income (loss)......................................                 348               2,277               1,119
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                   2                 (13)             (1,774)
   Net realized gain distributions.....................................                 568              11,060              13,838
   Change in unrealized appreciation (depreciation) during the period..                (397)            (23,370)            (23,365)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................                 173             (12,323)            (11,301)
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $              521   $         (10,046)  $         (10,182)
                                                                         ===================  ==================  ==================

                                                                               RUSSELL            RUSSELL             RUSSELL
                                                                            CONSERVATIVE          GROWTH             MODERATE
                                                                            STRATEGY FUND      STRATEGY FUND       STRATEGY FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $             578   $           5,709   $           7,163
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................               (270)             (4,474)             (3,147)
                                                                         ------------------  ------------------  ------------------
     Total Expenses....................................................               (270)             (4,474)             (3,147)
                                                                         ------------------  ------------------  ------------------
     Net Investment income (loss)......................................                308               1,235               4,016
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                (41)                436                (109)
   Net realized gain distributions.....................................              2,195                  --              30,858
   Change in unrealized appreciation (depreciation) during the period..             (3,205)            (20,478)            (43,677)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................             (1,051)            (20,042)            (12,928)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $            (743)  $         (18,807)  $          (8,912)
                                                                         ==================  ==================  ==================


                                                                               PIMCO               PIMCO
                                                                         TOTAL RETURN FUND   REAL RETURN FUND
                                                                            SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $         776,382   $         133,676
                                                                         ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................           (157,026)            (76,076)
                                                                         ------------------  ------------------
     Total Expenses....................................................           (157,026)            (76,076)
                                                                         ------------------  ------------------
     Net Investment income (loss)......................................            619,356              57,600
                                                                         ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................           (436,179)           (299,234)
   Net realized gain distributions.....................................            929,180                  --
   Change in unrealized appreciation (depreciation) during the period..         (1,047,805)           (348,758)
                                                                         ------------------  ------------------
     Net gain (loss) on investments....................................           (554,804)           (647,992)
                                                                         ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $          64,552   $        (590,392)
                                                                         ==================  ==================

(46) Effective December 4, 2015 Morgan Stanley Institutional Opportunity Portfolio merged with MSIF Global Opportunity Portfolio.

(47)  Funded as of December 4, 2015.

(52)  Funded as October 19, 2015.

(53)  Funded as of July 14, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-178

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-179

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONCLUDED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                                                      OAK RIDGE
                                                                                                 HIMCO VIT            SMALL CAP
                                                                                                INDEX FUND           GROWTH FUND
                                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                                            -------------------  -------------------
INVESTMENT INCOME:
   Dividends..............................................................................   $          38,967   $               --
                                                                                            -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.....................................................             (55,022)              (5,646)
                                                                                            -------------------  -------------------
     Total expenses.......................................................................             (55,022)              (5,646)
                                                                                            -------------------  -------------------
     Net Investment income (loss).........................................................             (16,055)              (5,646)
                                                                                            -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions......................................             257,700                  365
   Net realized gain distributions........................................................             130,298               40,630
   Change in unrealized appreciation (depreciation) during the period.....................            (309,720)             (77,330)
                                                                                            -------------------  -------------------
     Net gain (loss) on investments.......................................................              78,278              (36,335)
                                                                                            -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations......................   $          62,223   $          (41,981)
                                                                                            ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-180

---------------------------------------------------------------------------
[This page intentionally left blank]



--------------------------------------------------------------------------------
                                   SA-181

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                               AMERICAN CENTURY         AMERICAN
                                                                                    EQUITY               CENTURY
                                                                                  INCOME FUND          GROWTH FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         589,088    $          81,646
   Net realized gain (loss) on security transactions.........................           (750,447)              40,719
   Net realized gain distributions...........................................          2,245,376            1,791,047
   Change in unrealized appreciation (depreciation) during the period........         (2,046,798)            (729,171)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             37,219            1,184,241
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          5,148,016            3,105,405
   Net transfers.............................................................         (1,578,120)            (225,912)
   Surrenders for benefit payments and fees..................................         (4,110,666)          (1,781,262)
   Other transactions........................................................                725                 (213)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................               (119)                (238)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (540,164)           1,097,780
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (502,945)           2,282,021

NET ASSETS:
   Beginning of period.......................................................         31,464,660           26,003,516
                                                                               ------------------  -------------------
   End of period.............................................................  $      30,961,715    $      28,285,537
                                                                               ==================  ===================


                                                                                    AMERICAN            AMERICAN
                                                                                     CENTURY           CENTURY VP
                                                                                  ULTRA(R) FUND       BALANCED FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (1,287)  $           1,807
   Net realized gain (loss) on security transactions.........................              2,370               2,412
   Net realized gain distributions...........................................             13,079              17,584
   Change in unrealized appreciation (depreciation) during the period........             (5,899)            (27,343)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              8,263              (5,540)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             22,186               1,166
   Net transfers.............................................................             84,700             (30,755)
   Surrenders for benefit payments and fees..................................            (16,220)             (4,181)
   Other transactions........................................................                 --                  --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (3)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             90,663             (33,770)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             98,926             (39,310)

NET ASSETS:
   Beginning of period.......................................................            157,118             206,666
                                                                               ------------------  ------------------
   End of period.............................................................  $         256,044   $         167,356
                                                                               ==================  ==================


                                                                                    AMERICAN         AMERICAN CENTURY
                                                                                   CENTURY VP            SMALL CAP
                                                                               INTERNATIONAL FUND       VALUE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................   $             (32)   $          14,663
   Net realized gain (loss) on security transactions.........................                  (1)               6,449
   Net realized gain distributions...........................................                  --              539,070
   Change in unrealized appreciation (depreciation) during the period........                  (2)            (686,466)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........                 (35)            (126,284)
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               1,200              711,670
   Net transfers.............................................................                  --                  462
   Surrenders for benefit payments and fees..................................                  --             (318,085)
   Other transactions........................................................                  (1)                (262)
   Death benefits............................................................                  --                   --
   Net loan activity.........................................................                  --                  (84)
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....               1,199              393,701
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................               1,164              267,417

NET ASSETS:
   Beginning of period.......................................................               8,239            4,332,189
                                                                               -------------------  -------------------
   End of period.............................................................   $           9,403    $       4,599,606
                                                                               ===================  ===================

                                                                                    AMERICAN
                                                                                     CENTURY         AMERICAN CENTURY
                                                                                  LARGE COMPANY     INFLATION-ADJUSTED
                                                                                   VALUE FUND            BOND FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $              75   $            (420)
   Net realized gain (loss) on security transactions.........................               1,581                 (45)
   Net realized gain distributions...........................................                  --                  --
   Change in unrealized appreciation (depreciation) during the period........              (3,817)             (4,206)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              (2,161)             (4,671)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               3,871              19,489
   Net transfers.............................................................              (2,525)                 (4)
   Surrenders for benefit payments and fees..................................              (3,909)                (86)
   Other transactions........................................................                   1                  --
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  (2)                 --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              (2,564)             19,399
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              (4,725)             14,728

NET ASSETS:
   Beginning of period.......................................................              44,098             124,245
                                                                               -------------------  ------------------
   End of period.............................................................   $          39,373   $         138,973
                                                                               ===================  ==================

                                                                                                       AMERICAN
                                                                               AMERICAN CENTURY       CENTURY VP
                                                                                    EQUITY             INCOME &
                                                                                  GROWTH FUND         GROWTH FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             124   $           4,830
   Net realized gain (loss) on security transactions.........................                366               4,017
   Net realized gain distributions...........................................              5,699              29,732
   Change in unrealized appreciation (depreciation) during the period........             (9,794)            (60,799)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (3,605)            (22,220)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              5,950               8,600
   Net transfers.............................................................             42,888               1,990
   Surrenders for benefit payments and fees..................................                (55)            (25,560)
   Other transactions........................................................                 --                  --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --              (3,476)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             48,783             (18,446)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             45,178             (40,666)

NET ASSETS:
   Beginning of period.......................................................             46,957             365,711
                                                                               ------------------  ------------------
   End of period.............................................................  $          92,135   $         325,045
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-182

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-183

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                 AMERICAN            AMERICAN
                                                                                CENTURY VP          CENTURY VP
                                                                                ULTRA FUND          VALUE FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (1,758)  $          11,957
   Net realized gain (loss) on security transactions.......................              2,154               7,153
   Net realized gain distributions.........................................             61,422                  --
   Change in unrealized appreciation (depreciation) during the period......            (27,241)            (57,829)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             34,577             (38,719)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              7,844              15,674
   Net transfers...........................................................                 --               2,941
   Surrenders for benefit payments and fees................................             (3,232)            (22,097)
   Other transactions......................................................                  6                   2
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                 --                  --
   Net annuity transactions................................................                 --              (2,227)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..              4,618              (5,707)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................             39,195             (44,426)

NET ASSETS:
   Beginning of period.....................................................            624,740             849,093
                                                                             ------------------  ------------------
   End of period...........................................................  $         663,935   $         804,667
                                                                             ==================  ==================

                                                                                 AMERICAN
                                                                                  CENTURY           INVESCO V.I.
                                                                                  MID CAP             SMALL CAP
                                                                                VALUE FUND           EQUITY FUND
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           1,318    $          (1,441)
   Net realized gain (loss) on security transactions.......................              2,541               16,856
   Net realized gain distributions.........................................             43,579               37,522
   Change in unrealized appreciation (depreciation) during the period......            (61,785)             (66,209)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (14,347)             (13,272)
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             46,835                  444
   Net transfers...........................................................            256,482              (17,813)
   Surrenders for benefit payments and fees................................            (25,681)              (3,844)
   Other transactions......................................................                  1                   --
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................                (16)                  --
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            277,621              (21,213)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................            263,274              (34,485)

NET ASSETS:
   Beginning of period.....................................................            281,039              210,118
                                                                             ------------------  -------------------
   End of period...........................................................  $         544,313    $         175,633
                                                                             ==================  ===================


                                                                                INVESCO V.I.            INVESCO
                                                                                 DIVERSIFIED           EUROPEAN
                                                                                DIVIDEND FUND         GROWTH FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $           1,511    $           4,723
   Net realized gain (loss) on security transactions.......................               2,225                4,670
   Net realized gain distributions.........................................                  --               16,212
   Change in unrealized appreciation (depreciation) during the period......              (2,153)              (6,384)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               1,583               19,221
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               9,421               69,758
   Net transfers...........................................................              19,777               14,620
   Surrenders for benefit payments and fees................................              (4,134)             (81,480)
   Other transactions......................................................                   1                   (4)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                  (18)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              25,065                2,876
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              26,648               22,097

NET ASSETS:
   Beginning of period.....................................................             117,602              483,431
                                                                             -------------------  -------------------
   End of period...........................................................   $         144,250    $         505,528
                                                                             ===================  ===================


                                                                                   INVESCO              INVESCO
                                                                                INTERNATIONAL           MID CAP
                                                                                 GROWTH FUND       CORE EQUITY FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $              92    $          (1,735)
   Net realized gain (loss) on security transactions.......................              56,414                  (96)
   Net realized gain distributions.........................................                  --               14,908
   Change in unrealized appreciation (depreciation) during the period......             (84,926)             (26,143)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (28,420)             (13,066)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              95,144               20,737
   Net transfers...........................................................             286,017                   (5)
   Surrenders for benefit payments and fees................................          (1,364,507)              (6,249)
   Other transactions......................................................                  (1)                  --
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                 (35)                  (2)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (983,382)              14,481
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................          (1,011,802)               1,415

NET ASSETS:
   Beginning of period.....................................................           1,363,016              248,186
                                                                             -------------------  -------------------
   End of period...........................................................   $         351,214    $         249,601
                                                                             ===================  ===================


                                                                                   INVESCO
                                                                                  SMALL CAP             INVESCO
                                                                                 GROWTH FUND       REAL ESTATE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          (7,096)   $          49,042
   Net realized gain (loss) on security transactions.......................               5,313              119,405
   Net realized gain distributions.........................................             109,341              887,990
   Change in unrealized appreciation (depreciation) during the period......            (146,433)            (992,125)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (38,875)              64,312
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             122,831            1,197,307
   Net transfers...........................................................             108,085             (188,105)
   Surrenders for benefit payments and fees................................             (73,946)            (790,707)
   Other transactions......................................................                  --                   (7)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  (4)                (225)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             156,966              218,263
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             118,091              282,575

NET ASSETS:
   Beginning of period.....................................................           1,118,320            6,302,368
                                                                             -------------------  -------------------
   End of period...........................................................   $       1,236,411    $       6,584,943
                                                                             ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-184

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-185

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                     INVESCO             INVESCO
                                                                                    SMALL CAP          DEVELOPING
                                                                                   EQUITY FUND        MARKETS FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (5,240)  $          11,445
   Net realized gain (loss) on security transactions.........................             (7,758)           (256,754)
   Net realized gain distributions...........................................             57,379                  --
   Change in unrealized appreciation (depreciation) during the period........           (106,354)           (112,170)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (61,973)           (357,479)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            274,599             930,561
   Net transfers.............................................................           (135,365)            174,611
   Surrenders for benefit payments and fees..................................            (35,702)           (116,295)
   Other transactions........................................................                 (5)                (51)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (1)                (56)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            103,526             988,770
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             41,553             631,291

NET ASSETS:
   Beginning of period.......................................................            896,834           1,101,171
                                                                               ------------------  ------------------
   End of period.............................................................  $         938,387   $       1,732,462
                                                                               ==================  ==================

                                                                               AMERICAN CENTURY    AMERICAN CENTURY
                                                                                  DIVERSIFIED         PRIME MONEY
                                                                                   BOND FUND          MARKET FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             606   $          (2,700)
   Net realized gain (loss) on security transactions.........................                (17)                 --
   Net realized gain distributions...........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period........             (1,264)                 --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               (675)             (2,700)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             11,057             554,746
   Net transfers.............................................................             (1,631)            249,249
   Surrenders for benefit payments and fees..................................             (1,520)           (312,868)
   Other transactions........................................................                 --                   2
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (6)               (170)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              7,900             490,959
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              7,225             488,259

NET ASSETS:
   Beginning of period.......................................................             45,011             569,665
                                                                               ------------------  ------------------
   End of period.............................................................  $          52,236   $       1,057,924
                                                                               ==================  ==================


                                                                                  DOMINI SOCIAL          AB GLOBAL
                                                                                   EQUITY FUND           BOND FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT (1)
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................   $           7,635    $             925
   Net realized gain (loss) on security transactions.........................            (102,312)                (152)
   Net realized gain distributions...........................................              68,089                   21
   Change in unrealized appreciation (depreciation) during the period........             (83,917)                (962)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            (110,505)                (168)
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             724,533                8,680
   Net transfers.............................................................              21,777                 (492)
   Surrenders for benefit payments and fees..................................             (80,313)             (13,501)
   Other transactions........................................................                 (77)                   2
   Death benefits............................................................                  --                   --
   Net loan activity.........................................................                  (2)                  --
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             665,918               (5,311)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................             555,413               (5,479)

NET ASSETS:
   Beginning of period.......................................................             734,397               38,616
                                                                               -------------------  -------------------
   End of period.............................................................   $       1,289,810    $          33,137
                                                                               ===================  ===================

                                                                                     AB 2055              AB 2050
                                                                                   RETIREMENT           RETIREMENT
                                                                                    STRATEGY             STRATEGY
                                                                                 SUB-ACCOUNT (2)      SUB-ACCOUNT (3)
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             (108)  $            (824)
   Net realized gain (loss) on security transactions.........................              (1,323)            (15,847)
   Net realized gain distributions...........................................                 389               8,013
   Change in unrealized appreciation (depreciation) during the period........                 383               5,260
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                (659)             (3,398)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               4,344              33,292
   Net transfers.............................................................              (3,334)            (44,231)
   Surrenders for benefit payments and fees..................................              (8,612)            (48,268)
   Other transactions........................................................                   1                  (2)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                  --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              (7,601)            (59,209)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              (8,260)            (62,607)

NET ASSETS:
   Beginning of period.......................................................               8,260              62,607
                                                                               -------------------  ------------------
   End of period.............................................................  $               --   $              --
                                                                               ===================  ==================


                                                                                 AB GLOBAL RISK      AB GROWTH AND
                                                                                 ALLOCATION FUND      INCOME FUND
                                                                                 SUB-ACCOUNT (4)    SUB-ACCOUNT (5)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (1,551)  $             453
   Net realized gain (loss) on security transactions.........................             (4,649)                506
   Net realized gain distributions...........................................                 --               3,728
   Change in unrealized appreciation (depreciation) during the period........             (3,858)             (3,599)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (10,058)              1,088
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             18,094              15,849
   Net transfers.............................................................             (9,253)             19,984
   Surrenders for benefit payments and fees..................................            (47,881)             (4,437)
   Other transactions........................................................                  1                  --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (24)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (39,063)             31,396
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (49,121)             32,484

NET ASSETS:
   Beginning of period.......................................................            221,956              87,671
                                                                               ------------------  ------------------
   End of period.............................................................  $         172,835   $         120,155
                                                                               ==================  ==================

(1) Formerly AllianceBernstein Global Bond Fund. Change effective January 20, 2015.

(2) Formerly AllianceBernstein 2055 Retirement Strategy. Change effective January 20, 2015. Effective November 18, 2015 this fund was liquidated.

(3) Formerly AllianceBernstein 2050 Retirement Strategy. Change effective January 20, 2015. Effective November 18, 2015 this fund was liquidated.

(4) Formerly AllianceBernstein Global Risk Allocation Fund. Change effective January 20, 2015.

(5) Formerly AllianceBernstein Growth and Income Fund. Change effective January 20, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-186

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-187

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                              AB INTERNATIONAL     AB INTERNATIONAL
                                                                                 GROWTH FUND          VALUE FUND
                                                                               SUB-ACCOUNT (6)      SUB-ACCOUNT (7)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          (3,431)   $           5,564
   Net realized gain (loss) on security transactions.......................              16,388              (83,626)
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......             (23,167)              97,825
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (10,210)              19,763
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              58,775              165,158
   Net transfers...........................................................             (28,767)            (128,798)
   Surrenders for benefit payments and fees................................             (14,320)            (228,861)
   Other transactions......................................................                  (9)                   2
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                 (64)                 (87)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              15,615             (192,586)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................               5,405             (172,823)

NET ASSETS:
   Beginning of period.....................................................             373,124            1,231,559
                                                                             -------------------  -------------------
   End of period...........................................................   $         378,529    $       1,058,736
                                                                             ===================  ===================


                                                                                  AB GLOBAL
                                                                                 VALUE FUND         AB GROWTH FUND
                                                                               SUB-ACCOUNT (8)      SUB-ACCOUNT (9)
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $              (21)  $            (334)
   Net realized gain (loss) on security transactions.......................               3,804               2,617
   Net realized gain distributions.........................................                  --               5,498
   Change in unrealized appreciation (depreciation) during the period......              (3,881)             (4,806)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........                 (98)              2,975
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                  44               8,825
   Net transfers...........................................................            (107,941)             13,808
   Surrenders for benefit payments and fees................................                  --              (8,347)
   Other transactions......................................................                  (2)                  5
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                  --                  --
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (107,899)             14,291
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................            (107,997)             17,266

NET ASSETS:
   Beginning of period.....................................................             107,997              44,455
                                                                             -------------------  ------------------
   End of period...........................................................  $               --   $          61,721
                                                                             ===================  ==================


                                                                                AB DISCOVERY        AB DISCOVERY
                                                                                 GROWTH FUND         VALUE FUND
                                                                              SUB-ACCOUNT (10)    SUB-ACCOUNT (11)
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (2,077)  $          (8,208)
   Net realized gain (loss) on security transactions.......................                413              12,109
   Net realized gain distributions.........................................             14,068              54,258
   Change in unrealized appreciation (depreciation) during the period......            (18,210)           (123,303)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (5,806)            (65,144)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             27,689              91,579
   Net transfers...........................................................             12,432             (63,338)
   Surrenders for benefit payments and fees................................               (153)           (121,402)
   Other transactions......................................................                 (1)                 (1)
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                 --                  (8)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             39,967             (93,170)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................             34,161            (158,314)

NET ASSETS:
   Beginning of period.....................................................            211,939           1,067,625
                                                                             ------------------  ------------------
   End of period...........................................................  $         246,100   $         909,311
                                                                             ==================  ==================

                                                                                                       AB 2015
                                                                                                     RETIREMENT
                                                                                AB VALUE FUND         STRATEGY
                                                                              SUB-ACCOUNT (12)    SUB-ACCOUNT (13)
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $               1   $            (782)
   Net realized gain (loss) on security transactions.......................                104               7,464
   Net realized gain distributions.........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period......               (655)             (8,576)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........               (550)             (1,894)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              1,510              26,201
   Net transfers...........................................................               (500)           (130,985)
   Surrenders for benefit payments and fees................................             (2,269)             (1,315)
   Other transactions......................................................                  1                   1
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                (10)                 --
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (1,268)           (106,098)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................             (1,818)           (107,992)

NET ASSETS:
   Beginning of period.....................................................              7,628             107,992
                                                                             ------------------  ------------------
   End of period...........................................................  $           5,810   $              --
                                                                             ==================  ==================

                                                                                   AB 2025            AB 2035
                                                                                 RETIREMENT         RETIREMENT
                                                                                  STRATEGY           STRATEGY
                                                                              SUB-ACCOUNT (14)   SUB-ACCOUNT (15)
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (2,464)  $          (1,775)
   Net realized gain (loss) on security transactions.......................             17,291              (1,029)
   Net realized gain distributions.........................................             10,015              25,732
   Change in unrealized appreciation (depreciation) during the period......            (28,600)            (30,922)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (3,758)             (7,994)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             32,504              73,771
   Net transfers...........................................................           (239,519)           (220,011)
   Surrenders for benefit payments and fees................................            (28,258)            (67,569)
   Other transactions......................................................                 --                  --
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                 --                  --
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (235,273)           (213,809)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................           (239,031)           (221,803)

NET ASSETS:
   Beginning of period.....................................................            239,031             221,803
                                                                             ------------------  ------------------
   End of period...........................................................  $              --   $              --
                                                                             ==================  ==================

(6) Formerly AllianceBernstein International Growth Fund. Change effective January 20, 2015.

(7) Formerly AllianceBernstein International Value Fund. Change effective January 20, 2015.

(8) Formerly AllianceBernstein Global Value Fund. Change effective January 20, 2015. Not funded as of December 31, 2015.

(9)   Formerly AllianceBernstein Growth Fund. Change effective January 20,
      2015.

(10) Formerly AllianceBernstein Discovery Growth Fund. Change effective January 20, 2015.

(11) Formerly AllianceBernstein Discovery Value Fund. Change effective January 20, 2015.

(12)  Formerly AllianceBernstein Value Fund. Change effective January 20,
      2015.

(13) Formerly AllianceBernstein 2015 Retirement Strategy. Change effective January 20, 2015. Effective November 18, 2015 this fund was liquidated.

(14) Formerly AllianceBernstein 2025 Retirement Strategy. Change effective January 20, 2015. Effective November 18, 2015 this fund was liquidated.

(15) Formerly AllianceBernstein 2035 Retirement Strategy. Change effective January 20, 2015. Effective November 18, 2015 this fund was liquidated.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-188

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-189

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                     AB 2045
                                                                                   RETIREMENT           AB HIGH
                                                                                    STRATEGY          INCOME FUND
                                                                                SUB-ACCOUNT (16)   SUB-ACCOUNT (17)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (1,927)  $          19,643
   Net realized gain (loss) on security transactions.........................            (23,153)             (2,230)
   Net realized gain distributions...........................................             20,922                  --
   Change in unrealized appreciation (depreciation) during the period........             (7,689)            (35,349)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (11,847)            (17,936)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             85,061             107,472
   Net transfers.............................................................           (120,799)              1,116
   Surrenders for benefit payments and fees..................................           (113,161)            (19,443)
   Other transactions........................................................                 --                 (26)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                 (21)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (148,899)             89,098
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (160,746)             71,162

NET ASSETS:
   Beginning of period.......................................................            160,746             284,713
                                                                               ------------------  ------------------
   End of period.............................................................  $              --   $         355,875
                                                                               ==================  ==================

                                                                                     AB 2020            AB 2030
                                                                                   RETIREMENT         RETIREMENT
                                                                                    STRATEGY           STRATEGY
                                                                                SUB-ACCOUNT (18)   SUB-ACCOUNT (19)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (3,681)  $          (4,773)
   Net realized gain (loss) on security transactions.........................             26,393              (7,351)
   Net realized gain distributions...........................................              3,966              43,540
   Change in unrealized appreciation (depreciation) during the period........            (41,729)            (49,897)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (15,051)            (18,481)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            148,915              84,688
   Net transfers.............................................................           (501,624)           (466,492)
   Surrenders for benefit payments and fees..................................            (16,809)            (89,414)
   Other transactions........................................................                 --                   1
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (369,518)           (471,217)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (384,569)           (489,698)

NET ASSETS:
   Beginning of period.......................................................            384,569             489,698
                                                                               ------------------  ------------------
   End of period.............................................................  $              --   $              --
                                                                               ==================  ==================

                                                                                     AB 2040
                                                                                   RETIREMENT         AMERICAN FUNDS
                                                                                    STRATEGY           AMCAP FUND(R)
                                                                                SUB-ACCOUNT (20)        SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (2,429)  $         (28,805)
   Net realized gain (loss) on security transactions.........................             (51,262)            130,018
   Net realized gain distributions...........................................              75,015             308,449
   Change in unrealized appreciation (depreciation) during the period........             (25,133)           (418,089)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              (3,809)             (8,427)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              64,590             517,854
   Net transfers.............................................................            (276,244)            (71,678)
   Surrenders for benefit payments and fees..................................             (30,726)           (632,692)
   Other transactions........................................................                  (1)                107
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (57)                (96)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (242,438)           (186,505)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................            (246,247)           (194,932)

NET ASSETS:
   Beginning of period.......................................................             246,247           3,733,943
                                                                               -------------------  ------------------
   End of period.............................................................   $              --   $       3,539,011
                                                                               ===================  ==================

                                                                                AMERICAN FUNDS       AMERICAN FUNDS
                                                                                   AMERICAN          CAPITAL INCOME
                                                                               BALANCED FUND(R)        BUILDER(R)
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          30,560    $        420,418
   Net realized gain (loss) on security transactions.........................            267,620             373,381
   Net realized gain distributions...........................................            297,468                  --
   Change in unrealized appreciation (depreciation) during the period........           (564,202)         (1,573,954)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             31,446            (780,155)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,046,138           2,531,340
   Net transfers.............................................................             15,755            (297,831)
   Surrenders for benefit payments and fees..................................           (817,618)         (2,785,854)
   Other transactions........................................................                781                 707
   Death benefits............................................................                 --                  81
   Net loan activity.........................................................               (481)               (318)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            244,575            (551,875)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            276,021          (1,332,030)

NET ASSETS:
   Beginning of period.......................................................          7,631,667          19,337,051
                                                                               ------------------  ------------------
   End of period.............................................................  $       7,907,688    $     18,005,021
                                                                               ==================  ==================

                                                                                AMERICAN FUNDS       AMERICAN FUNDS
                                                                                  EUROPACIFIC          FUNDAMENTAL
                                                                                  GROWTH FUND      INVESTORS FUND(SM)
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         343,696    $          60,453
   Net realized gain (loss) on security transactions.........................            642,786              632,465
   Net realized gain distributions...........................................            398,579              743,883
   Change in unrealized appreciation (depreciation) during the period........         (1,870,489)          (1,075,831)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........           (485,428)             360,970
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          5,241,409            2,153,607
   Net transfers.............................................................           (630,413)             (53,115)
   Surrenders for benefit payments and fees..................................         (3,177,965)          (2,641,906)
   Other transactions........................................................               (238)               1,337
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................               (918)                (448)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....          1,431,875             (540,525)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            946,447             (179,555)

NET ASSETS:
   Beginning of period.......................................................         29,977,679           16,971,847
                                                                               ------------------  -------------------
   End of period.............................................................  $      30,924,126    $      16,792,292
                                                                               ==================  ===================

(16) Formerly AllianceBernstein 2045 Retirement Strategy. Change effective January 20, 2015. Effective November 18, 2015 this fund was liquidated.

(17) Formerly AllianceBernstein High Income Fund. Change effective January 20, 2015.

(18) Formerly AllianceBernstein 2020 Retirement Strategy. Change effective January 20, 2015. Effective November 18, 2015 this fund was liquidated.

(19) Formerly AllianceBernstein 2030 Retirement Strategy. Change effective January 20, 2015. Effective November 18, 2015 this fund was liquidated.

(20) Formerly AllianceBernstein 2040 Retirement Strategy. Change effective January 20, 2015. Effective November 18, 2015 this fund was liquidated.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-190

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-191

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                 AMERICAN FUNDS       AMERICAN FUNDS
                                                                                       NEW             THE BOND FUND
                                                                               PERSPECTIVE FUND(R)     OF AMERICA(R)
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $         (28,898)  $          40,053
   Net realized gain (loss) on security transactions.........................             176,402              34,744
   Net realized gain distributions...........................................             409,036                  --
   Change in unrealized appreciation (depreciation) during the period........            (270,644)           (125,064)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             285,896             (50,267)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................           1,176,158             694,247
   Net transfers.............................................................             175,224             208,579
   Surrenders for benefit payments and fees..................................            (770,798)           (613,054)
   Other transactions........................................................                  37                 129
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                (177)               (271)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             580,444             289,630
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             866,340             239,363

NET ASSETS:
   Beginning of period.......................................................           6,996,567           4,977,671
                                                                               -------------------  ------------------
   End of period.............................................................   $       7,862,907   $       5,217,034
                                                                               ===================  ==================


                                                                                AMERICAN FUNDS       AMERICAN FUNDS
                                                                                THE GROWTH FUND      THE INCOME FUND
                                                                                 OF AMERICA(R)        OF AMERICA(R)
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $        (181,493)   $         259,192
   Net realized gain (loss) on security transactions.........................          1,889,812              308,051
   Net realized gain distributions...........................................          3,322,308              225,856
   Change in unrealized appreciation (depreciation) during the period........         (3,270,921)          (1,151,151)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........          1,759,706             (358,052)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          5,323,192            1,595,587
   Net transfers.............................................................            253,669               29,344
   Surrenders for benefit payments and fees..................................         (5,888,760)          (2,034,622)
   Other transactions........................................................               (290)                (129)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................             (1,852)                (270)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (314,041)            (410,090)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................          1,445,665             (768,142)

NET ASSETS:
   Beginning of period.......................................................         41,816,440           13,371,186
                                                                               ------------------  -------------------
   End of period.............................................................  $      43,262,105    $      12,603,044
                                                                               ==================  ===================

                                                                                 AMERICAN FUNDS
                                                                                 THE INVESTMENT     AMERICAN FUNDS
                                                                                     COMPANY            THE NEW
                                                                                  OF AMERICA(R)     ECONOMY FUND(R)
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          45,194   $         (16,071)
   Net realized gain (loss) on security transactions.........................            282,833              85,821
   Net realized gain distributions...........................................            638,628             124,833
   Change in unrealized appreciation (depreciation) during the period........         (1,210,960)           (115,491)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (244,305)             79,092
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,185,571             351,362
   Net transfers.............................................................             47,664            (150,028)
   Surrenders for benefit payments and fees..................................           (897,131)           (835,434)
   Other transactions........................................................                (69)                 81
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (230)               (138)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            335,805            (634,157)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             91,500            (555,065)

NET ASSETS:
   Beginning of period.......................................................          9,028,096           2,797,537
                                                                               ------------------  ------------------
   End of period.............................................................  $       9,119,596   $       2,242,472
                                                                               ==================  ==================

                                                                                 AMERICAN FUNDS
                                                                                   WASHINGTON         AMERICAN FUNDS
                                                                                     MUTUAL              AMERICAN
                                                                                    INVESTORS         MUTUAL FUND(R)
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          38,806   $          56,686
   Net realized gain (loss) on security transactions.........................             214,825             135,035
   Net realized gain distributions...........................................             175,936             201,204
   Change in unrealized appreciation (depreciation) during the period........            (485,932)           (579,299)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (56,365)           (186,374)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             550,058             661,048
   Net transfers.............................................................             (57,592)           (101,499)
   Surrenders for benefit payments and fees..................................            (704,992)           (456,133)
   Other transactions........................................................                  66                  81
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                (164)               (172)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (212,624)            103,325
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................            (268,989)            (83,049)

NET ASSETS:
   Beginning of period.......................................................           4,695,594           4,923,063
                                                                               -------------------  ------------------
   End of period.............................................................   $       4,426,605   $       4,840,014
                                                                               ===================  ==================

                                                                                AMERICAN FUNDS
                                                                                 CAPITAL WORLD      AMERICAN FUNDS
                                                                                  GROWTH AND           SMALLCAP
                                                                                INCOME FUND(SM)      WORLD FUND(R)
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         423,444   $          (7,596)
   Net realized gain (loss) on security transactions.........................            946,953              16,106
   Net realized gain distributions...........................................            431,383              57,440
   Change in unrealized appreciation (depreciation) during the period........         (2,618,694)            (54,771)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (816,914)             11,179
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          4,051,863             119,095
   Net transfers.............................................................           (429,437)               (279)
   Surrenders for benefit payments and fees..................................         (4,668,421)            (92,340)
   Other transactions........................................................                769                  (1)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (725)                (37)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (1,045,951)             26,438
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................         (1,862,865)             37,617

NET ASSETS:
   Beginning of period.......................................................         28,715,316             872,190
                                                                               ------------------  ------------------
   End of period.............................................................  $      26,852,451   $         909,807
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-192

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-193

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                   ARIEL
                                                                             APPRECIATION FUND       ARIEL FUND
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $             441   $             (126)
   Net realized gain (loss) on security transactions.......................             13,213               37,350
   Net realized gain distributions.........................................             15,317               25,809
   Change in unrealized appreciation (depreciation) during the period......            (41,175)             (72,605)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (12,204)              (9,572)
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             13,131               14,659
   Net transfers...........................................................             (4,337)               6,039
   Surrenders for benefit payments and fees................................             (2,293)              (2,136)
   Other transactions......................................................                  1                   --
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................                 --                   --
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              6,502               18,562
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................             (5,702)               8,990

NET ASSETS:
   Beginning of period.....................................................            163,291              184,048
                                                                             ------------------  -------------------
   End of period...........................................................  $         157,589   $          193,038
                                                                             ==================  ===================

                                                                                   ARTISAN
                                                                                   MID CAP             AVE MARIA
                                                                                 VALUE FUND        OPPORTUNITY FUND
                                                                                 SUB-ACCOUNT       SUB-ACCOUNT (21)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           19,472    $            (530)
   Net realized gain (loss) on security transactions.......................              42,599              (22,094)
   Net realized gain distributions.........................................             890,603                   --
   Change in unrealized appreciation (depreciation) during the period......          (1,562,273)               5,922
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (609,599)             (16,702)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             971,010               13,859
   Net transfers...........................................................            (251,113)             (80,524)
   Surrenders for benefit payments and fees................................            (293,233)              (3,322)
   Other transactions......................................................                  12                    1
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                 (45)                  --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             426,631              (69,986)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (182,968)             (86,688)

NET ASSETS:
   Beginning of period.....................................................           5,845,353               86,688
                                                                             -------------------  -------------------
   End of period...........................................................  $        5,662,385    $              --
                                                                             ===================  ===================

                                                                                  AVE MARIA            AVE MARIA
                                                                                   RISING              CATHOLIC
                                                                                DIVIDEND FUND         VALUES FUND
                                                                                 SUB-ACCOUNT       SUB-ACCOUNT (22)
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $          10,169   $            (243)
   Net realized gain (loss) on security transactions.......................              11,318              (1,580)
   Net realized gain distributions.........................................              94,973                  44
   Change in unrealized appreciation (depreciation) during the period......            (230,548)            (11,982)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            (114,088)            (13,761)
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             311,446              11,330
   Net transfers...........................................................             330,794              80,485
   Surrenders for benefit payments and fees................................            (260,168)               (144)
   Other transactions......................................................                   2                 (45)
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                  (8)                 --
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             382,066              91,626
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................             267,978              77,865

NET ASSETS:
   Beginning of period.....................................................           1,527,133                  --
                                                                             -------------------  ------------------
   End of period...........................................................   $       1,795,111   $          77,865
                                                                             ===================  ==================

                                                                                                       BLACKROCK
                                                                                  AVE MARIA        LIFEPATH(R) 2020
                                                                                 GROWTH FUND           PORTFOLIO
                                                                                 SUB-ACCOUNT       SUB-ACCOUNT (23)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           (2,358)   $         362,088
   Net realized gain (loss) on security transactions.......................               3,420             (248,867)
   Net realized gain distributions.........................................              24,826            1,429,396
   Change in unrealized appreciation (depreciation) during the period......             (38,430)          (2,092,166)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (12,542)            (549,549)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              62,309            3,780,458
   Net transfers...........................................................              (1,839)            (508,570)
   Surrenders for benefit payments and fees................................             (51,458)          (3,671,464)
   Other transactions......................................................                   1                 (786)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                 (16)              (2,098)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               8,997             (402,460)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              (3,545)            (952,009)

NET ASSETS:
   Beginning of period.....................................................             287,473           24,527,807
                                                                             -------------------  -------------------
   End of period...........................................................  $          283,928    $      23,575,798
                                                                             ===================  ===================

                                                                                 BLACKROCK            BLACKROCK
                                                                             LIFEPATH(R) 2030     LIFEPATH(R) 2040
                                                                                 PORTFOLIO            PORTFOLIO
                                                                             SUB-ACCOUNT (24)     SUB-ACCOUNT (25)
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $         329,192   $          263,100
   Net realized gain (loss) on security transactions.......................           (215,888)            (204,238)
   Net realized gain distributions.........................................          1,798,053            1,961,696
   Change in unrealized appreciation (depreciation) during the period......         (2,621,115)          (2,759,813)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........           (709,758)            (739,255)
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................          4,648,362            4,621,210
   Net transfers...........................................................           (880,942)          (1,226,051)
   Surrenders for benefit payments and fees................................         (2,581,882)          (2,189,762)
   Other transactions......................................................                 65                 (617)
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................             (2,614)              (1,739)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..          1,182,989            1,203,041
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................            473,231              463,786

NET ASSETS:
   Beginning of period.....................................................         25,668,737           22,755,247
                                                                             ------------------  -------------------
   End of period...........................................................  $      26,141,968   $       23,219,033
                                                                             ==================  ===================

(21)  Not funded as of December 31, 2015.

(22)  Funded as of July 31, 2015.

(23)  Formerly LifePath 2020 Portfolio. Change effective March 31, 2015.

(24)  Formerly LifePath 2030 Portfolio. Change effective March 31, 2015.

(25)  Formerly LifePath 2040 Portfolio. Change effective March 31, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-194

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-195

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                  BLACKROCK           BLACKROCK
                                                                                 LIFEPATH(R)      LIFEPATH(R) 2050
                                                                               RETIREMENT FUND        PORTFOLIO
                                                                              SUB-ACCOUNT (26)    SUB-ACCOUNT (27)
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $          82,275   $          34,187
   Net realized gain (loss) on security transactions.......................            (111,046)            (17,730)
   Net realized gain distributions.........................................             174,047             233,152
   Change in unrealized appreciation (depreciation) during the period......            (240,226)           (365,436)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (94,950)           (115,827)
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             686,178           1,396,334
   Net transfers...........................................................            (131,129)            (54,301)
   Surrenders for benefit payments and fees................................          (1,321,258)           (297,577)
   Other transactions......................................................                  14                 (16)
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                (220)               (180)
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (766,415)          1,044,260
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................            (861,365)            928,433

NET ASSETS:
   Beginning of period.....................................................           5,617,863           2,533,338
                                                                             -------------------  ------------------
   End of period...........................................................   $       4,756,498   $       3,461,771
                                                                             ===================  ==================

                                                                                  BLACKROCK           BLACKROCK
                                                                              LIFEPATH(R) 2025    LIFEPATH(R) 2035
                                                                                  PORTFOLIO           PORTFOLIO
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           4,266   $              602
   Net realized gain (loss) on security transactions.......................            (26,708)              (1,108)
   Net realized gain distributions.........................................             16,473                4,560
   Change in unrealized appreciation (depreciation) during the period......            (18,189)             (10,025)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (24,158)              (5,971)
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            110,036               59,225
   Net transfers...........................................................              6,005               47,316
   Surrenders for benefit payments and fees................................             (9,293)              (3,009)
   Other transactions......................................................                 --                    1
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................                (28)                 (50)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            106,720              103,483
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................             82,562               97,512

NET ASSETS:
   Beginning of period.....................................................            670,615               91,951
                                                                             ------------------  -------------------
   End of period...........................................................  $         753,177   $          189,463
                                                                             ==================  ===================

                                                                                  BLACKROCK            BLACKROCK
                                                                              LIFEPATH(R) 2045     LIFEPATH(R) 2055
                                                                                  PORTFOLIO            PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $              765    $             362
   Net realized gain (loss) on security transactions.......................             (10,609)              (1,709)
   Net realized gain distributions.........................................               4,599                1,648
   Change in unrealized appreciation (depreciation) during the period......              (4,767)              (4,246)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (10,012)              (3,945)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              58,299               49,925
   Net transfers...........................................................             (46,704)              (4,457)
   Surrenders for benefit payments and fees................................             (20,738)                (600)
   Other transactions......................................................                   1                   (1)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              (9,142)              44,867
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             (19,154)              40,922

NET ASSETS:
   Beginning of period.....................................................             157,946               36,605
                                                                             -------------------  -------------------
   End of period...........................................................  $          138,792    $          77,527
                                                                             ===================  ===================

                                                                                                      BLACKROCK
                                                                                   BARON           U.S. GOVERNMENT
                                                                              SMALL CAP FUND       BOND PORTFOLIO
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $            (737)  $           2,377
   Net realized gain (loss) on security transactions.......................             56,971              (1,795)
   Net realized gain distributions.........................................            369,395                 814
   Change in unrealized appreciation (depreciation) during the period......           (618,469)             (2,620)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........           (192,840)             (1,224)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            625,731              17,861
   Net transfers...........................................................           (100,482)              4,398
   Surrenders for benefit payments and fees................................           (242,426)            (91,286)
   Other transactions......................................................                  2                   6
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                (41)                 (1)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            282,784             (69,022)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................             89,944             (70,246)

NET ASSETS:
   Beginning of period.....................................................          3,352,494             203,887
                                                                             ------------------  ------------------
   End of period...........................................................  $       3,442,438   $         133,641
                                                                             ==================  ==================

                                                                                  BLACKROCK            BLACKROCK
                                                                                   EQUITY               CAPITAL
                                                                                DIVIDEND FUND      APPRECIATION FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           25,065   $           (2,653)
   Net realized gain (loss) on security transactions.......................             320,806                2,633
   Net realized gain distributions.........................................             415,012               31,959
   Change in unrealized appreciation (depreciation) during the period......            (806,246)             (12,647)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (45,363)              19,292
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             580,154               36,066
   Net transfers...........................................................          (1,725,427)              (7,049)
   Surrenders for benefit payments and fees................................            (594,550)             (57,356)
   Other transactions......................................................                  (2)                  (1)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                (183)                 (14)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..          (1,740,008)             (28,354)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................          (1,785,371)              (9,062)

NET ASSETS:
   Beginning of period.....................................................           4,825,529              327,419
                                                                             -------------------  -------------------
   End of period...........................................................  $        3,040,158   $          318,357
                                                                             ===================  ===================

(26)  Formerly LifePath Retirement Portfolio. Change effective March 31,
      2015.

(27)  Formerly LifePath 2050 Portfolio. Change effective March 31, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-196

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-197

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                  BLACKROCK
                                                                                  FLEXIBLE          CALVERT VP SRI
                                                                                 EQUITY FUND      BALANCED PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           (1,106)   $          (3,056)
   Net realized gain (loss) on security transactions.......................                (884)                 264
   Net realized gain distributions.........................................               8,136                2,223
   Change in unrealized appreciation (depreciation) during the period......              (6,098)             (14,531)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                  48              (15,100)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              30,562                2,416
   Net transfers...........................................................              (3,781)                  --
   Surrenders for benefit payments and fees................................              (8,743)                  --
   Other transactions......................................................                   1                   --
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              18,039                2,416
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              18,087              (12,684)

NET ASSETS:
   Beginning of period.....................................................             102,110              522,849
                                                                             -------------------  -------------------
   End of period...........................................................  $          120,197    $         510,165
                                                                             ===================  ===================



                                                                               CALVERT EQUITY       CALVERT BOND
                                                                                  PORTFOLIO           PORTFOLIO
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $         (17,969)  $          37,242
   Net realized gain (loss) on security transactions.......................             209,354               3,756
   Net realized gain distributions.........................................           1,169,844                  --
   Change in unrealized appreciation (depreciation) during the period......          (1,183,334)            (54,712)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             177,895             (13,714)
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             801,468             342,949
   Net transfers...........................................................            (112,436)            114,152
   Surrenders for benefit payments and fees................................            (717,403)           (458,421)
   Other transactions......................................................                 152                   1
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                 (95)                (46)
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (28,314)             (1,365)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................             149,581             (15,079)

NET ASSETS:
   Beginning of period.....................................................           5,629,210           2,261,528
                                                                             -------------------  ------------------
   End of period...........................................................   $       5,778,791   $       2,246,449
                                                                             ===================  ==================


                                                                                                      COLUMBIA
                                                                                   CALVERT           CONTRARIAN
                                                                                 INCOME FUND          CORE FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          13,901   $            6,947
   Net realized gain (loss) on security transactions.......................                456               58,608
   Net realized gain distributions.........................................                 --               13,587
   Change in unrealized appreciation (depreciation) during the period......            (30,138)             (68,020)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (15,781)              11,122
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            100,115              109,706
   Net transfers...........................................................             (1,361)               7,932
   Surrenders for benefit payments and fees................................           (212,337)            (586,783)
   Other transactions......................................................                 --                  (13)
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................                (10)                  (7)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (113,593)            (469,165)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................           (129,374)            (458,043)

NET ASSETS:
   Beginning of period.....................................................            821,880              926,192
                                                                             ------------------  -------------------
   End of period...........................................................  $         692,506   $          468,149
                                                                             ==================  ===================


                                                                                  COLUMBIA             COLUMBIA
                                                                                  LARGE CAP            SMALL CAP
                                                                               GROWTH FUND II        VALUE I FUND
                                                                              SUB-ACCOUNT (28)        SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           (1,305)   $            (559)
   Net realized gain (loss) on security transactions.......................               4,082               (4,940)
   Net realized gain distributions.........................................                  --                5,433
   Change in unrealized appreciation (depreciation) during the period......              (3,099)              (2,907)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                (322)              (2,973)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              28,547                7,920
   Net transfers...........................................................              (7,908)                 115
   Surrenders for benefit payments and fees................................             (10,184)             (64,177)
   Other transactions......................................................                  (1)                   1
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  (4)                  --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              10,450              (56,141)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              10,128              (59,114)

NET ASSETS:
   Beginning of period.....................................................             101,180              105,073
                                                                             -------------------  -------------------
   End of period...........................................................  $          111,308    $          45,959
                                                                             ===================  ===================

                                                                                  COLUMBIA
                                                                                INTERNATIONAL         COLUMBIA
                                                                                OPPORTUNITIES          MID CAP
                                                                                    FUND             VALUE FUND
                                                                              SUB-ACCOUNT (29)       SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $             (97)  $          (7,060)
   Net realized gain (loss) on security transactions.......................                  60               3,562
   Net realized gain distributions.........................................                  --             144,504
   Change in unrealized appreciation (depreciation) during the period......                (104)           (205,247)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........                (141)            (64,241)
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                  --             165,329
   Net transfers...........................................................                  --              23,916
   Surrenders for benefit payments and fees................................                (508)           (150,572)
   Other transactions......................................................                  --                   9
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                  --                  (8)
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..                (508)             38,674
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................                (649)            (25,567)

NET ASSETS:
   Beginning of period.....................................................              10,977           1,027,414
                                                                             -------------------  ------------------
   End of period...........................................................   $          10,328   $       1,001,847
                                                                             ===================  ==================

(28) Formerly Columbia Marsico 21st Century Fund. Change effective November 20, 2015.

(29) Formerly Columbia Marsico International Opportunities Fund. Change effective May 1, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-198

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-199

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                                       COLUMBIA
                                                                                    COLUMBIA           LARGE CAP
                                                                                   ACORN FUND         GROWTH FUND
                                                                                   SUB-ACCOUNT     SUB-ACCOUNT (30)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (9,090)  $          (5,625)
   Net realized gain (loss) on security transactions.........................            (76,059)               (655)
   Net realized gain distributions...........................................            802,171             172,527
   Change in unrealized appreciation (depreciation) during the period........           (752,432)           (158,806)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (35,410)              7,441
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            294,597              86,025
   Net transfers.............................................................           (298,747)              3,109
   Surrenders for benefit payments and fees..................................         (1,175,655)           (137,913)
   Other transactions........................................................                 (2)                 (3)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (75)                (20)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (1,179,882)            (48,802)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................         (1,215,292)            (41,361)

NET ASSETS:
   Beginning of period.......................................................          3,029,477             579,481
                                                                               ------------------  ------------------
   End of period.............................................................  $       1,814,185   $         538,120
                                                                               ==================  ==================

                                                                                                        COLUMBIA
                                                                                  CRM MID CAP           SMALL CAP
                                                                                  VALUE FUND            CORE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           1,220    $          (1,398)
   Net realized gain (loss) on security transactions.........................             (2,694)              (3,759)
   Net realized gain distributions...........................................             47,724               55,396
   Change in unrealized appreciation (depreciation) during the period........            (52,575)             (65,185)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             (6,325)             (14,946)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             24,881               40,122
   Net transfers.............................................................             (4,087)             (11,882)
   Surrenders for benefit payments and fees..................................            (17,943)             (18,502)
   Other transactions........................................................                  1                    2
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 (5)                  (2)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....              2,847                9,738
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             (3,478)              (5,208)

NET ASSETS:
   Beginning of period.......................................................            175,399              162,616
                                                                               ------------------  -------------------
   End of period.............................................................  $         171,921    $         157,408
                                                                               ==================  ===================

                                                                                     CALAMOS              CALAMOS
                                                                                     GLOBAL            INTERNATIONAL
                                                                                   EQUITY FUND          GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $               --   $             (40)
   Net realized gain (loss) on security transactions.........................                  --                  (3)
   Net realized gain distributions...........................................                  --                   6
   Change in unrealized appreciation (depreciation) during the period........                   1                  11
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                   1                 (26)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                  20               2,084
   Net transfers.............................................................                 (19)                 --
   Surrenders for benefit payments and fees..................................                  (1)                 (8)
   Other transactions........................................................                  --                  --
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                  --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                  --               2,076
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................                   1               2,050

NET ASSETS:
   Beginning of period.......................................................                   7               2,205
                                                                               -------------------  ------------------
   End of period.............................................................  $                8   $           4,255
                                                                               ===================  ==================

                                                                                                         DAVIS
                                                                                      DAVIS            NEW YORK
                                                                                 FINANCIAL FUND      VENTURE FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (874)  $           5,158
   Net realized gain (loss) on security transactions.........................              7,078             (45,967)
   Net realized gain distributions...........................................              2,895           1,157,799
   Change in unrealized appreciation (depreciation) during the period........             (8,415)           (973,735)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                684             143,255
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             28,724             679,824
   Net transfers.............................................................             (8,359)           (693,206)
   Surrenders for benefit payments and fees..................................            (20,934)           (971,738)
   Other transactions........................................................                 (1)                (54)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (2)               (171)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....               (572)           (985,345)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................                112            (842,090)

NET ASSETS:
   Beginning of period.......................................................            154,164           6,730,535
                                                                               ------------------  ------------------
   End of period.............................................................  $         154,276   $       5,888,445
                                                                               ==================  ==================

                                                                                                        DELAWARE
                                                                                     DAVIS             DIVERSIFIED
                                                                               OPPORTUNITY FUND        INCOME FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (1,397)   $           2,892
   Net realized gain (loss) on security transactions.........................              5,138                 (809)
   Net realized gain distributions...........................................             26,367                   --
   Change in unrealized appreciation (depreciation) during the period........            (22,935)              (3,780)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........              7,173               (1,697)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             22,700               35,677
   Net transfers.............................................................            (26,686)                 345
   Surrenders for benefit payments and fees..................................            (12,276)             (65,638)
   Other transactions........................................................                 (4)                  (2)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 --                   (4)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (16,266)             (29,622)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             (9,093)             (31,319)

NET ASSETS:
   Beginning of period.......................................................            154,354              147,515
                                                                               ------------------  -------------------
   End of period.............................................................  $         145,261    $         116,196
                                                                               ==================  ===================

(30)  Formerly Columbia Marsico Growth Fund. Change effective November 20,
      2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-200

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-201

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                  DELAWARE             DREYFUS
                                                                              EXTENDED DURATION      BOND MARKET
                                                                                  BOND FUND          INDEX FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $              51   $          125,176
   Net realized gain (loss) on security transactions.......................                 --              (42,353)
   Net realized gain distributions.........................................                  5               35,977
   Change in unrealized appreciation (depreciation) during the period......               (156)            (159,785)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               (100)             (40,985)
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              1,596            1,930,669
   Net transfers...........................................................              1,086              173,464
   Surrenders for benefit payments and fees................................                (13)          (1,242,913)
   Other transactions......................................................                  1                  227
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................                 --                 (444)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              2,670              861,003
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................              2,570              820,018

NET ASSETS:
   Beginning of period.....................................................                968            6,774,152
                                                                             ------------------  -------------------
   End of period...........................................................  $           3,538   $        7,594,170
                                                                             ==================  ===================


                                                                                   DREYFUS              DREYFUS
                                                                              VIF APPRECIATION       INTERNATIONAL
                                                                                  PORTFOLIO        STOCK INDEX FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $              237   $           11,587
   Net realized gain (loss) on security transactions.......................                  14                   81
   Net realized gain distributions.........................................               1,037                   --
   Change in unrealized appreciation (depreciation) during the period......              (2,034)             (23,928)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                (746)             (12,260)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               3,142              197,180
   Net transfers...........................................................                  --              (30,472)
   Surrenders for benefit payments and fees................................                  --              (59,506)
   Other transactions......................................................                  --                   --
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               3,142              107,202
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................               2,396               94,942

NET ASSETS:
   Beginning of period.....................................................              21,652              464,158
                                                                             -------------------  -------------------
   End of period...........................................................  $           24,048   $          559,100
                                                                             ===================  ===================


                                                                                   DREYFUS              DREYFUS
                                                                                   MIDCAP              SMALLCAP
                                                                                 INDEX FUND        STOCK INDEX FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           64,228    $          22,206
   Net realized gain (loss) on security transactions.......................             270,266              130,123
   Net realized gain distributions.........................................             904,275              392,811
   Change in unrealized appreciation (depreciation) during the period......          (1,527,774)            (696,744)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (289,005)            (151,604)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................           2,801,435            1,556,557
   Net transfers...........................................................             (41,696)              87,739
   Surrenders for benefit payments and fees................................          (1,437,612)          (1,063,969)
   Other transactions......................................................                  (9)                (311)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                (253)                 (80)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..           1,321,865              579,936
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................           1,032,860              428,332

NET ASSETS:
   Beginning of period.....................................................           7,376,320            3,865,349
                                                                             -------------------  -------------------
   End of period...........................................................  $        8,409,180    $       4,293,681
                                                                             ===================  ===================


                                                                                   DREYFUS             DREYFUS
                                                                               VIF GROWTH AND     VIF QUALITY BOND
                                                                              INCOME PORTFOLIO     PORTFOLIO FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $               8   $           1,189
   Net realized gain (loss) on security transactions.......................                   7                  20
   Net realized gain distributions.........................................                 369                  --
   Change in unrealized appreciation (depreciation) during the period......                (349)             (3,345)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........                  35              (2,136)
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 318               4,103
   Net transfers...........................................................                  --                  --
   Surrenders for benefit payments and fees................................                  --                (809)
   Other transactions......................................................                  (1)                 --
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                  --                  --
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..                 317               3,294
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................                 352               1,158

NET ASSETS:
   Beginning of period.....................................................               3,992              88,628
                                                                             -------------------  ------------------
   End of period...........................................................   $           4,344   $          89,786
                                                                             ===================  ==================

                                                                                  DREYFUS
                                                                                 SOCIALLY              DREYFUS
                                                                                RESPONSIBLE            S&P 500
                                                                             GROWTH FUND, INC.       INDEX FUND
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $             206   $         152,624
   Net realized gain (loss) on security transactions.......................             (3,326)            696,173
   Net realized gain distributions.........................................              4,683             749,543
   Change in unrealized appreciation (depreciation) during the period......             (2,859)         (1,558,336)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (1,296)             40,004
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 --           3,785,737
   Net transfers...........................................................                848             230,298
   Surrenders for benefit payments and fees................................                 --          (3,250,256)
   Other transactions......................................................                 --                 554
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                 --                (323)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..                848             766,010
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................               (448)            806,014

NET ASSETS:
   Beginning of period.....................................................             11,567          12,632,432
                                                                             ------------------  ------------------
   End of period...........................................................  $          11,119   $      13,438,446
                                                                             ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-202

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-203

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                  DREYFUS           EATON VANCE
                                                                               INTERMEDIATE          LARGE-CAP
                                                                             TERM INCOME FUND       VALUE FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          29,957   $         128,267
   Net realized gain (loss) on security transactions.......................             (9,867)            (10,051)
   Net realized gain distributions.........................................             14,190             908,808
   Change in unrealized appreciation (depreciation) during the period......            (69,175)         (1,150,514)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            (34,895)           (123,490)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            164,010           1,293,184
   Net transfers...........................................................             16,335            (425,971)
   Surrenders for benefit payments and fees................................           (188,958)           (869,505)
   Other transactions......................................................                 29                (819)
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                (58)               (165)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (8,642)             (3,276)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            (43,537)           (126,766)

NET ASSETS:
   Beginning of period.....................................................          1,548,460          10,596,472
                                                                             ------------------  ------------------
   End of period...........................................................  $       1,504,923   $      10,469,706
                                                                             ==================  ==================


                                                                                EATON VANCE         EATON VANCE
                                                                                 DIVIDEND        WORLDWIDE HEALTH
                                                                               BUILDER FUND        SCIENCES FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          12,187   $          (7,166)
   Net realized gain (loss) on security transactions.......................             79,994              17,751
   Net realized gain distributions.........................................            112,453              83,906
   Change in unrealized appreciation (depreciation) during the period......           (178,680)            (61,529)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             25,954              32,962
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            208,787             168,458
   Net transfers...........................................................            (38,175)            224,551
   Surrenders for benefit payments and fees................................           (212,829)           (149,346)
   Other transactions......................................................                 (1)                (24)
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                 (5)                (22)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (42,223)            243,617
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            (16,269)            276,579

NET ASSETS:
   Beginning of period.....................................................          1,290,393             629,511
                                                                             ------------------  ------------------
   End of period...........................................................  $       1,274,124   $         906,090
                                                                             ==================  ==================


                                                                                EATON VANCE
                                                                                INCOME FUND         EATON VANCE
                                                                                 OF BOSTON         BALANCED FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $         116,743   $              64
   Net realized gain (loss) on security transactions.......................            (12,222)                (25)
   Net realized gain distributions.........................................                 --                 704
   Change in unrealized appreciation (depreciation) during the period......           (167,820)               (959)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            (63,299)               (216)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            404,428               6,497
   Net transfers...........................................................            (68,296)             21,431
   Surrenders for benefit payments and fees................................           (323,578)                 (8)
   Other transactions......................................................                (57)                 (1)
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................               (209)                 --
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             12,288              27,919
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            (51,011)             27,703

NET ASSETS:
   Beginning of period.....................................................          2,219,981               3,562
                                                                             ------------------  ------------------
   End of period...........................................................  $       2,168,970   $          31,265
                                                                             ==================  ==================


                                                                                EATON VANCE         WELLS FARGO
                                                                              ATLANTA CAPITAL          ASSET
                                                                               SMID-CAP FUND      ALLOCATION FUND
                                                                                SUB-ACCOUNT      SUB-ACCOUNT (31)
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (3,777)  $           5,854
   Net realized gain (loss) on security transactions.......................              9,553              (4,317)
   Net realized gain distributions.........................................             35,949               4,219
   Change in unrealized appreciation (depreciation) during the period......             (8,420)            (25,228)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             33,305             (19,472)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            110,858              44,246
   Net transfers...........................................................             93,697              45,909
   Surrenders for benefit payments and fees................................            (74,556)            (16,119)
   Other transactions......................................................                 (2)                  3
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                (23)                (61)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            129,974              73,978
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            163,279              54,506

NET ASSETS:
   Beginning of period.....................................................            363,779             240,470
                                                                             ------------------  ------------------
   End of period...........................................................  $         527,058   $         294,976
                                                                             ==================  ==================

                                                                                                      WELLS FARGO
                                                                                 WELLS FARGO           UTILITY &
                                                                              EMERGING MARKETS    TELECOMMUNICATIONS
                                                                                 EQUITY FUND             FUND
                                                                              SUB-ACCOUNT (32)     SUB-ACCOUNT (33)
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (8,358)   $             139
   Net realized gain (loss) on security transactions.......................            (80,827)                  74
   Net realized gain distributions.........................................                 --                   --
   Change in unrealized appreciation (depreciation) during the period......           (247,867)              (2,096)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........           (337,052)              (1,883)
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            476,531                3,342
   Net transfers...........................................................            161,970                   --
   Surrenders for benefit payments and fees................................           (274,592)                (937)
   Other transactions......................................................                 (1)                   2
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................               (169)                  (4)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            363,739                2,403
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................             26,687                  520

NET ASSETS:
   Beginning of period.....................................................          2,128,542               19,657
                                                                             ------------------  -------------------
   End of period...........................................................  $       2,155,229    $          20,177
                                                                             ==================  ===================

(31) Formerly Wells Fargo Advantage Asset Allocation Fund. Change effective December 15, 2015.

(32) Formerly Wells Fargo Advantage Emerging Markets Equity Fund. Change effective December 15, 2015.

(33) Formerly Wells Fargo Advantage Utility & Telecommunications Fund. Change effective December 15, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-204

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-205

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                   ALGER
                                                                                  CAPITAL
                                                                               APPRECIATION         ALGER MID CAP
                                                                               INSTITUTIONAL           GROWTH
                                                                                 PORTFOLIO       INSTITUTIONAL FUND
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $         (28,276)   $         (10,284)
   Net realized gain (loss) on security transactions.......................            262,734               83,472
   Net realized gain distributions.........................................            240,433                   --
   Change in unrealized appreciation (depreciation) during the period......           (251,800)             (99,574)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            223,091              (26,386)
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            672,995              142,200
   Net transfers...........................................................            (38,234)              12,894
   Surrenders for benefit payments and fees................................         (2,367,163)            (184,995)
   Other transactions......................................................                 (1)                  (5)
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................               (159)                 (81)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..         (1,732,562)             (29,987)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................         (1,509,471)             (56,373)

NET ASSETS:
   Beginning of period.....................................................          4,754,024            1,365,860
                                                                             ------------------  -------------------
   End of period...........................................................  $       3,244,553    $       1,309,487
                                                                             ==================  ===================



                                                                               ALGER SMALL CAP          NUVEEN
                                                                                   GROWTH               MID CAP
                                                                             INSTITUTIONAL FUND       INDEX FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          (1,876)   $          (3,831)
   Net realized gain (loss) on security transactions.......................              (4,596)              89,000
   Net realized gain distributions.........................................              88,728              214,505
   Change in unrealized appreciation (depreciation) during the period......             (94,045)            (427,420)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (11,789)            (127,746)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              37,326              580,647
   Net transfers...........................................................               9,495             (102,684)
   Surrenders for benefit payments and fees................................             (18,273)            (528,528)
   Other transactions......................................................                   1                    3
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                 (17)                (235)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              28,532              (50,797)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              16,743             (178,543)

NET ASSETS:
   Beginning of period.....................................................             249,090            3,423,024
                                                                             -------------------  -------------------
   End of period...........................................................   $         265,833    $       3,244,481
                                                                             ===================  ===================



                                                                                                        NUVEEN
                                                                                   NUVEEN               EQUITY
                                                                               SMALL CAP INDEX        INDEX FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $             363    $           5,708
   Net realized gain (loss) on security transactions.......................               1,647               19,899
   Net realized gain distributions.........................................               2,758               60,516
   Change in unrealized appreciation (depreciation) during the period......              (8,096)             (84,969)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              (3,328)               1,154
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              12,502              261,825
   Net transfers...........................................................              14,941              (62,444)
   Surrenders for benefit payments and fees................................              (5,063)             (84,981)
   Other transactions......................................................                   3                   (2)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  (5)                 (88)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              22,378              114,310
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              19,050              115,464

NET ASSETS:
   Beginning of period.....................................................              47,838              909,857
                                                                             -------------------  -------------------
   End of period...........................................................   $          66,888    $       1,025,321
                                                                             ===================  ===================



                                                                               NUVEEN MID CAP           NUVEEN
                                                                                   GROWTH              SMALL CAP
                                                                             OPPORTUNITIES FUND       SELECT FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          (1,156)   $            (207)
   Net realized gain (loss) on security transactions.......................                 299                 (247)
   Net realized gain distributions.........................................              30,509                5,590
   Change in unrealized appreciation (depreciation) during the period......             (32,846)              (6,189)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              (3,194)              (1,053)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              31,255                8,844
   Net transfers...........................................................               9,596                   --
   Surrenders for benefit payments and fees................................             (33,320)              (2,212)
   Other transactions......................................................                 (16)                  --
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  (4)                  --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               7,511                6,632
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................               4,317                5,579

NET ASSETS:
   Beginning of period.....................................................             374,065               23,137
                                                                             -------------------  -------------------
   End of period...........................................................   $         378,382    $          28,716
                                                                             ===================  ===================


                                                                                NUVEEN SANTA
                                                                                   BARBARA             FIDELITY
                                                                                  DIVIDEND          ADVISOR EQUITY
                                                                                 GROWTH FUND          GROWTH FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $              74    $          (1,167)
   Net realized gain (loss) on security transactions.......................                 (12)               2,265
   Net realized gain distributions.........................................                 507                5,375
   Change in unrealized appreciation (depreciation) during the period......              (1,084)               5,602
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                (515)              12,075
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               3,897               40,136
   Net transfers...........................................................               3,336                7,324
   Surrenders for benefit payments and fees................................                 (14)              (6,482)
   Other transactions......................................................                  (4)                  (2)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               7,215               40,976
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................               6,700               53,051

NET ASSETS:
   Beginning of period.....................................................               5,729              175,400
                                                                             -------------------  -------------------
   End of period...........................................................   $          12,429    $         228,451
                                                                             ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-206

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-207

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                                    FIDELITY ADVISOR
                                                                                    FIDELITY            LEVERAGED
                                                                                  ADVISOR VALUE          COMPANY
                                                                                 STRATEGIES FUND       STOCK FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             580   $          (8,066)
   Net realized gain (loss) on security transactions.........................             26,152             252,347
   Net realized gain distributions...........................................                 48                  --
   Change in unrealized appreciation (depreciation) during the period........            (37,854)           (453,196)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (11,074)           (208,915)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                 59             551,369
   Net transfers.............................................................                 --            (317,529)
   Surrenders for benefit payments and fees..................................           (104,595)           (543,996)
   Other transactions........................................................                  1                  (3)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                (134)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (104,535)           (310,293)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (115,609)           (519,208)

NET ASSETS:
   Beginning of period.......................................................            322,386           3,542,865
                                                                               ------------------  ------------------
   End of period.............................................................  $         206,777   $       3,023,657
                                                                               ==================  ==================

                                                                                                        FEDERATED
                                                                                   FEDERATED          FUND FOR U.S.
                                                                                    EQUITY             GOVERNMENT
                                                                               INCOME FUND, INC.     SECURITIES FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           1,466    $           3,998
   Net realized gain (loss) on security transactions.........................             (1,533)              (1,570)
   Net realized gain distributions...........................................              1,321                   --
   Change in unrealized appreciation (depreciation) during the period........            (11,008)              (3,239)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             (9,754)                (811)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             18,659               43,165
   Net transfers.............................................................            (16,793)             (17,858)
   Surrenders for benefit payments and fees..................................            (13,517)             (21,706)
   Other transactions........................................................                 --                   --
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 (6)                 (14)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (11,657)               3,587
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            (21,411)               2,776

NET ASSETS:
   Beginning of period.......................................................            149,332              254,862
                                                                               ------------------  -------------------
   End of period.............................................................  $         127,921    $         257,638
                                                                               ==================  ===================

                                                                                    FEDERATED
                                                                                   MDT MID CAP           FEDERATED
                                                                                     GROWTH             HIGH INCOME
                                                                                 STRATEGIES FUND         BOND FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................   $            (759)   $             588
   Net realized gain (loss) on security transactions.........................                 104                    4
   Net realized gain distributions...........................................              16,523                   --
   Change in unrealized appreciation (depreciation) during the period........             (20,924)              (1,331)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........              (5,056)                (739)
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               7,156                4,203
   Net transfers.............................................................                  --                   --
   Surrenders for benefit payments and fees..................................                (260)                (262)
   Other transactions........................................................                   1                   --
   Death benefits............................................................                  --                   --
   Net loan activity.........................................................                  --                   --
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....               6,897                3,941
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................               1,841                3,202

NET ASSETS:
   Beginning of period.......................................................              79,979               11,897
                                                                               -------------------  -------------------
   End of period.............................................................   $          81,820    $          15,099
                                                                               ===================  ===================


                                                                                                        FEDERATED
                                                                                    FEDERATED          SHORT-TERM
                                                                                  KAUFMANN FUND        INCOME FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         (39,735)  $             688
   Net realized gain (loss) on security transactions.........................            144,610                 198
   Net realized gain distributions...........................................            651,955                  --
   Change in unrealized appreciation (depreciation) during the period........           (516,229)               (997)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            240,601                (111)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            501,097                  --
   Net transfers.............................................................           (143,810)             (5,545)
   Surrenders for benefit payments and fees..................................           (647,083)            (12,302)
   Other transactions........................................................                (90)                 --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (153)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (290,039)            (17,847)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (49,438)            (17,958)

NET ASSETS:
   Beginning of period.......................................................          4,686,958             115,838
                                                                               ------------------  ------------------
   End of period.............................................................  $       4,637,520   $          97,880
                                                                               ==================  ==================


                                                                                    FEDERATED          FEDERATED
                                                                                  TOTAL RETURN       CLOVER SMALL
                                                                                    BOND FUND         VALUE FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           6,005   $              57
   Net realized gain (loss) on security transactions.........................             (1,099)                (89)
   Net realized gain distributions...........................................                 76                 704
   Change in unrealized appreciation (depreciation) during the period........             (9,854)             (2,096)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (4,872)             (1,424)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             48,666               4,185
   Net transfers.............................................................                706              32,486
   Surrenders for benefit payments and fees..................................            (74,280)                (13)
   Other transactions........................................................                  7                  --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (24,901)             36,658
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (29,773)             35,234

NET ASSETS:
   Beginning of period.......................................................            316,461               2,153
                                                                               ------------------  ------------------
   End of period.............................................................  $         286,688   $          37,387
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-208

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-209

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                                    FIDELITY(R) VIP
                                                                                  FEDERATED             GROWTH
                                                                                INTERNATIONAL        OPPORTUNITIES
                                                                                LEADERS FUND           PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $                6    $          (2,143)
   Net realized gain (loss) on security transactions.......................                  72               11,635
   Net realized gain distributions.........................................                  --               40,083
   Change in unrealized appreciation (depreciation) during the period......                (124)             (30,444)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                 (46)              19,131
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 494               10,706
   Net transfers...........................................................                  --                5,913
   Surrenders for benefit payments and fees................................                 (11)             (32,975)
   Other transactions......................................................                   1                   --
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..                 484              (16,356)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................                 438                2,775

NET ASSETS:
   Beginning of period.....................................................                 536              398,697
                                                                             -------------------  -------------------
   End of period...........................................................  $              974    $         401,472
                                                                             ===================  ===================


                                                                               FIDELITY(R) VIP     FIDELITY(R) VIP
                                                                                  OVERSEAS        VALUE STRATEGIES
                                                                                  PORTFOLIO           PORTFOLIO
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $              815  $              891
   Net realized gain (loss) on security transactions.......................                  32               2,174
   Net realized gain distributions.........................................                 118                 143
   Change in unrealized appreciation (depreciation) during the period......               1,761              (9,819)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               2,726              (6,611)
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              10,579               9,454
   Net transfers...........................................................                  --              (4,661)
   Surrenders for benefit payments and fees................................                  --              (2,417)
   Other transactions......................................................                  --                  (1)
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                  --                  --
   Net annuity transactions................................................                  --                  --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              10,579               2,375
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................              13,305              (4,236)

NET ASSETS:
   Beginning of period.....................................................             101,584             180,297
                                                                             ------------------  -------------------
   End of period...........................................................  $          114,889  $          176,061
                                                                             ==================  ===================

                                                                                                    FIDELITY(R) VIP
                                                                               FIDELITY(R) VIP         GROWTH &
                                                                                  BALANCED              INCOME
                                                                                  PORTFOLIO            PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           12,407   $            3,300
   Net realized gain (loss) on security transactions.......................               6,626                1,462
   Net realized gain distributions.........................................              44,110                9,297
   Change in unrealized appreciation (depreciation) during the period......             (66,266)             (20,718)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              (3,123)              (6,659)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              13,314               16,350
   Net transfers...........................................................              40,424               27,982
   Surrenders for benefit payments and fees................................             (63,368)              (8,893)
   Other transactions......................................................                  (1)                  (1)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................              (9,042)                  --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (18,673)              35,438
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             (21,796)              28,779

NET ASSETS:
   Beginning of period.....................................................           1,494,900              191,315
                                                                             -------------------  -------------------
   End of period...........................................................  $        1,473,104   $          220,094
                                                                             ===================  ===================


                                                                               FIDELITY(R) VIP      FIDELITY(R) VIP
                                                                                FREEDOM 2020         FREEDOM 2030
                                                                                  PORTFOLIO            PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $           2,452   $            8,021
   Net realized gain (loss) on security transactions.......................              (1,017)              (2,103)
   Net realized gain distributions.........................................                 854                4,045
   Change in unrealized appreciation (depreciation) during the period......              (5,132)             (21,287)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              (2,843)             (11,324)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              28,731               81,691
   Net transfers...........................................................              10,241             (131,872)
   Surrenders for benefit payments and fees................................             (37,668)             (15,828)
   Other transactions......................................................                  --                   (1)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                  (57)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               1,304              (66,067)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              (1,539)             (77,391)

NET ASSETS:
   Beginning of period.....................................................             193,636              798,622
                                                                             -------------------  -------------------
   End of period...........................................................   $         192,097   $          721,231
                                                                             ===================  ===================


                                                                               FIDELITY(R) VIP      FIDELITY(R) VIP
                                                                                FREEDOM 2015         FREEDOM 2025
                                                                                  PORTFOLIO            PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $            1,104   $           10,466
   Net realized gain (loss) on security transactions.......................                  --                  (12)
   Net realized gain distributions.........................................                 374                3,798
   Change in unrealized appreciation (depreciation) during the period......              (3,232)             (30,963)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              (1,754)             (16,711)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               2,535               47,053
   Net transfers...........................................................              28,602              246,630
   Surrenders for benefit payments and fees................................                (551)                 (55)
   Other transactions......................................................                  --                   --
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              30,586              293,628
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              28,832              276,917

NET ASSETS:
   Beginning of period.....................................................              53,363              497,234
                                                                             -------------------  -------------------
   End of period...........................................................  $           82,195   $          774,151
                                                                             ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-210

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-211

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                               FIDELITY(R) VIP    FIDELITY ADVISOR(R)
                                                                              FUNDSMANAGER 70%      STOCK SELECTOR
                                                                                  PORTFOLIO          ALL CAP FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $               4    $             (36)
   Net realized gain (loss) on security transactions.......................                  --                   37
   Net realized gain distributions.........................................                   6                  131
   Change in unrealized appreciation (depreciation) during the period......                 (20)                (184)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                 (10)                 (52)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 654                  436
   Net transfers...........................................................                  --                   --
   Surrenders for benefit payments and fees................................                  --                 (156)
   Other transactions......................................................                  --                   --
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..                 654                  280
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................                 644                  228

NET ASSETS:
   Beginning of period.....................................................                  81                2,847
                                                                             -------------------  -------------------
   End of period...........................................................   $             725    $           3,075
                                                                             ===================  ===================

                                                                                   TEMPLETON            TEMPLETON
                                                                                    GLOBAL             DEVELOPING
                                                                              OPPORTUNITIES TRUST     MARKETS TRUST
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                             --------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $            (362)   $             351
   Net realized gain (loss) on security transactions.......................               3,569             (156,671)
   Net realized gain distributions.........................................               2,822                   --
   Change in unrealized appreciation (depreciation) during the period......              (9,257)             (80,849)
                                                                             --------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              (3,228)            (237,169)
                                                                             --------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              16,852              227,173
   Net transfers...........................................................              (3,882)             (84,329)
   Surrenders for benefit payments and fees................................             (58,353)            (214,143)
   Other transactions......................................................                   4                    7
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                  (49)
   Net annuity transactions................................................                  --                   --
                                                                             --------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (45,379)             (71,341)
                                                                             --------------------  ------------------
   Net increase (decrease) in net assets...................................             (48,607)            (308,510)

NET ASSETS:
   Beginning of period.....................................................              98,740            1,185,732
                                                                             --------------------  ------------------
   End of period...........................................................   $          50,133    $         877,222
                                                                             ====================  ==================

                                                                                  FRANKLIN             FRANKLIN
                                                                                    HIGH               STRATEGIC
                                                                                 INCOME FUND          INCOME FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           71,974    $         142,026
   Net realized gain (loss) on security transactions.......................             (44,227)             (58,092)
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......            (184,992)            (274,781)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (157,245)            (190,847)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             195,442              564,075
   Net transfers...........................................................               8,010             (171,348)
   Surrenders for benefit payments and fees................................            (335,823)            (478,586)
   Other transactions......................................................                 (32)                  34
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                  (81)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (132,403)             (85,906)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (289,648)            (276,753)

NET ASSETS:
   Beginning of period.....................................................           1,478,234            3,915,646
                                                                             -------------------  -------------------
   End of period...........................................................  $        1,188,586    $       3,638,893
                                                                             ===================  ===================

                                                                                  TEMPLETON            FRANKLIN
                                                                                   GLOBAL           U.S. GOVERNMENT
                                                                                  BOND FUND         SECURITIES FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $         130,545    $          13,826
   Net realized gain (loss) on security transactions.......................            (283,998)              (9,883)
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......            (145,351)              (5,040)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (298,804)              (1,097)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................           2,035,835               91,028
   Net transfers...........................................................            (325,004)             (57,261)
   Surrenders for benefit payments and fees................................            (752,035)            (213,153)
   Other transactions......................................................                (153)                  --
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                 (87)                 (77)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             958,556             (179,463)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             659,752             (180,560)

NET ASSETS:
   Beginning of period.....................................................           5,305,287              711,019
                                                                             -------------------  -------------------
   End of period...........................................................   $       5,965,039    $         530,459
                                                                             ===================  ===================

                                                                                  FRANKLIN            FRANKLIN
                                                                                  SMALL CAP         MUTUAL GLOBAL
                                                                                 VALUE FUND        DISCOVERY FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (3,173)  $           85,789
   Net realized gain (loss) on security transactions.......................             60,798              125,332
   Net realized gain distributions.........................................            227,586              834,574
   Change in unrealized appreciation (depreciation) during the period......           (521,784)          (1,587,930)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........           (236,573)            (542,235)
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            308,665            1,787,155
   Net transfers...........................................................            (56,890)             173,278
   Surrenders for benefit payments and fees................................           (711,445)          (1,686,177)
   Other transactions......................................................                (12)                 (14)
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................               (150)                (322)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (459,832)             273,920
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................           (696,405)            (268,315)

NET ASSETS:
   Beginning of period.....................................................          2,915,383           11,925,820
                                                                             ------------------  -------------------
   End of period...........................................................  $       2,218,978   $       11,657,505
                                                                             ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-212

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-213

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                  TEMPLETON            FRANKLIN
                                                                                 GROWTH FUND          INCOME FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           17,707    $         375,965
   Net realized gain (loss) on security transactions.......................              89,413               17,202
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......            (263,277)          (1,150,637)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (156,157)            (757,470)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             274,779            1,267,342
   Net transfers...........................................................            (199,102)            (239,504)
   Surrenders for benefit payments and fees................................            (219,956)          (1,592,794)
   Other transactions......................................................                  45                   10
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  (3)                 (62)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (144,237)            (565,008)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (300,394)          (1,322,478)

NET ASSETS:
   Beginning of period.....................................................           2,317,280            9,221,858
                                                                             -------------------  -------------------
   End of period...........................................................  $        2,016,886    $       7,899,380
                                                                             ===================  ===================

                                                                                                     FRANKLIN
                                                                                 FRANKLIN              TOTAL
                                                                                GROWTH FUND         RETURN FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          25,826   $           7,950
   Net realized gain (loss) on security transactions.......................            311,486              (1,960)
   Net realized gain distributions.........................................            292,639                  --
   Change in unrealized appreciation (depreciation) during the period......           (592,113)            (15,644)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             37,838              (9,654)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................          4,430,389              87,917
   Net transfers...........................................................            177,178             (29,420)
   Surrenders for benefit payments and fees................................           (754,532)           (114,454)
   Other transactions......................................................             (1,050)                 (4)
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................               (243)                (18)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..          3,851,742             (55,979)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................          3,889,580             (65,633)

NET ASSETS:
   Beginning of period.....................................................          6,025,439             411,078
                                                                             ------------------  ------------------
   End of period...........................................................  $       9,915,019   $         345,445
                                                                             ==================  ==================

                                                                                  FRANKLIN            FRANKLIN
                                                                                BALANCE SHEET          MUTUAL
                                                                               INVESTMENT FUND       BEACON FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           8,065   $           14,761
   Net realized gain (loss) on security transactions.......................            (99,240)              62,661
   Net realized gain distributions.........................................            392,477               89,505
   Change in unrealized appreciation (depreciation) during the period......           (613,410)            (234,794)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........           (312,108)             (67,867)
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            205,208              118,105
   Net transfers...........................................................           (238,429)              (9,918)
   Surrenders for benefit payments and fees................................           (228,807)            (198,507)
   Other transactions......................................................                 19                   --
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................                (36)                 (36)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (262,045)             (90,356)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................           (574,153)            (158,223)

NET ASSETS:
   Beginning of period.....................................................          3,245,621            1,255,951
                                                                             ------------------  -------------------
   End of period...........................................................  $       2,671,468   $        1,097,728
                                                                             ==================  ===================

                                                                                  FRANKLIN             FRANKLIN
                                                                                   MUTUAL            SMALL-MID CAP
                                                                                 SHARES FUND          GROWTH FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           48,439    $         (14,812)
   Net realized gain (loss) on security transactions.......................             138,776             (310,179)
   Net realized gain distributions.........................................             286,501              452,727
   Change in unrealized appreciation (depreciation) during the period......            (699,705)            (173,748)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (225,989)             (46,012)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             460,353              173,263
   Net transfers...........................................................            (145,069)            (724,403)
   Surrenders for benefit payments and fees................................            (372,125)            (848,376)
   Other transactions......................................................                  (2)                  17
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                (102)                 (14)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (56,945)          (1,399,513)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (282,934)          (1,445,525)

NET ASSETS:
   Beginning of period.....................................................           4,829,375            6,572,643
                                                                             -------------------  -------------------
   End of period...........................................................  $        4,546,441    $       5,127,118
                                                                             ===================  ===================

                                                                                  FRANKLIN            FRANKLIN
                                                                                CONSERVATIVE           GROWTH
                                                                               ALLOCATION FUND     ALLOCATION FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $          33,084   $          21,812
   Net realized gain (loss) on security transactions.......................              15,210             158,251
   Net realized gain distributions.........................................             110,059             350,534
   Change in unrealized appreciation (depreciation) during the period......            (254,018)           (686,305)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (95,665)           (155,708)
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             461,584           1,092,220
   Net transfers...........................................................              45,789            (173,954)
   Surrenders for benefit payments and fees................................            (402,937)           (560,657)
   Other transactions......................................................                 (61)                 54
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                 (43)               (614)
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             104,332             357,049
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................               8,667             201,341

NET ASSETS:
   Beginning of period.....................................................           2,889,117           5,715,306
                                                                             -------------------  ------------------
   End of period...........................................................   $       2,897,784   $       5,916,647
                                                                             ===================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-214

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-215

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                   FRANKLIN
                                                                                   MODERATE            TEMPLETON
                                                                                ALLOCATION FUND      FOREIGN FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          58,061   $         125,732
   Net realized gain (loss) on security transactions.........................            106,543          (1,082,915)
   Net realized gain distributions...........................................            345,132               6,157
   Change in unrealized appreciation (depreciation) during the period........           (690,579)             (6,453)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (180,843)           (957,479)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,331,037             818,526
   Net transfers.............................................................           (633,080)           (364,245)
   Surrenders for benefit payments and fees..................................           (891,665)         (2,519,910)
   Other transactions........................................................               (923)               (490)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (499)               (143)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (195,130)         (2,066,262)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (375,973)         (3,023,741)

NET ASSETS:
   Beginning of period.......................................................          7,739,029          14,749,977
                                                                               ------------------  ------------------
   End of period.............................................................  $       7,363,056   $      11,726,236
                                                                               ==================  ==================

                                                                                    FRANKLIN
                                                                                  SMALL-MID CAP      HIGHLAND PREMIER
                                                                                   GROWTH FUND         GROWTH EQUITY
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (1,106)  $             (797)
   Net realized gain (loss) on security transactions.........................                 903                  411
   Net realized gain distributions...........................................              35,048                6,235
   Change in unrealized appreciation (depreciation) during the period........             (39,551)              (4,287)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........              (4,706)               1,562
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               9,318               12,414
   Net transfers.............................................................               6,578              (28,980)
   Surrenders for benefit payments and fees..................................             (12,968)              (2,180)
   Other transactions........................................................                   1                   --
   Death benefits............................................................                  --                   --
   Net loan activity.........................................................                  --                   --
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....               2,929              (18,746)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................              (1,777)             (17,184)

NET ASSETS:
   Beginning of period.......................................................             155,456              103,028
                                                                               -------------------  -------------------
   End of period.............................................................   $         153,679   $           85,844
                                                                               ===================  ===================

                                                                                  GOLDMAN SACHS       GOLDMAN SACHS
                                                                                     INCOME              CAPITAL
                                                                                  BUILDER FUND         GROWTH FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           2,087   $             (10)
   Net realized gain (loss) on security transactions.........................                800                  17
   Net realized gain distributions...........................................                 --                  68
   Change in unrealized appreciation (depreciation) during the period........             (6,292)                (55)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (3,405)                 20
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              7,382                 252
   Net transfers.............................................................                240                  --
   Surrenders for benefit payments and fees..................................               (686)               (184)
   Other transactions........................................................                  1                  (1)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (5)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              6,932                  67
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              3,527                  87

NET ASSETS:
   Beginning of period.......................................................             71,178                 772
                                                                               ------------------  ------------------
   End of period.............................................................  $          74,705   $             859
                                                                               ==================  ==================

                                                                                 GOLDMAN SACHS       GOLDMAN SACHS
                                                                                  CORE FIXED          U.S. EQUITY
                                                                                  INCOME FUND        INSIGHTS FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           1,090   $              (3)
   Net realized gain (loss) on security transactions.........................                361                   6
   Net realized gain distributions...........................................                 --                  25
   Change in unrealized appreciation (depreciation) during the period........             (2,487)                (51)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (1,036)                (23)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             15,721                  --
   Net transfers.............................................................              4,781                  --
   Surrenders for benefit payments and fees..................................             (8,885)                 (4)
   Other transactions........................................................                  2                  --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             11,619                  (4)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             10,583                 (27)

NET ASSETS:
   Beginning of period.......................................................             90,992                 890
                                                                               ------------------  ------------------
   End of period.............................................................  $         101,575   $             863
                                                                               ==================  ==================

                                                                                  GOLDMAN SACHS        GOLDMAN SACHS
                                                                                   GOVERNMENT            GROWTH &
                                                                                   INCOME FUND          INCOME FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          29,053   $            1,601
   Net realized gain (loss) on security transactions.........................              (8,565)              19,926
   Net realized gain distributions...........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period........             (21,641)             (31,645)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........              (1,153)             (10,118)
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             379,755               17,402
   Net transfers.............................................................             (54,913)               5,928
   Surrenders for benefit payments and fees..................................            (214,160)             (62,133)
   Other transactions........................................................                  43                   (5)
   Death benefits............................................................                  --                   --
   Net loan activity.........................................................                 (45)                  (3)
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             110,680              (38,811)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................             109,527              (48,929)

NET ASSETS:
   Beginning of period.......................................................           2,145,299              234,359
                                                                               -------------------  -------------------
   End of period.............................................................   $       2,254,826   $          185,430
                                                                               ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-216

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-217

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                                       GOLDMAN SACHS
                                                                                  GOLDMAN SACHS           FOCUSED
                                                                                     GROWTH            INTERNATIONAL
                                                                               OPPORTUNITIES FUND       EQUITY FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (7,195)  $              71
   Net realized gain (loss) on security transactions.........................              (5,858)                340
   Net realized gain distributions...........................................             103,322                  --
   Change in unrealized appreciation (depreciation) during the period........            (148,748)               (700)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (58,479)               (289)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             167,160               5,094
   Net transfers.............................................................              30,239               5,620
   Surrenders for benefit payments and fees..................................             (42,277)             (3,107)
   Other transactions........................................................                   1                  (1)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (63)                (13)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             155,060               7,593
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              96,581               7,304

NET ASSETS:
   Beginning of period.......................................................             811,103              16,529
                                                                               -------------------  ------------------
   End of period.............................................................   $         907,684   $          23,833
                                                                               ===================  ==================


                                                                                 GOLDMAN SACHS        GOLDMAN SACHS
                                                                                    MID CAP             SMALL CAP
                                                                                  VALUE FUND           VALUE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (9,661)   $         (12,557)
   Net realized gain (loss) on security transactions.........................              2,772               41,427
   Net realized gain distributions...........................................            534,650              201,776
   Change in unrealized appreciation (depreciation) during the period........         (1,038,474)            (514,153)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........           (510,713)            (283,507)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            413,828            1,517,242
   Net transfers.............................................................             (2,175)             124,362
   Surrenders for benefit payments and fees..................................           (680,609)            (639,974)
   Other transactions........................................................                 (2)                 (61)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................               (372)                (131)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (269,330)           1,001,438
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (780,043)             717,931

NET ASSETS:
   Beginning of period.......................................................          5,327,735            3,455,981
                                                                               ------------------  -------------------
   End of period.............................................................  $       4,547,692    $       4,173,912
                                                                               ==================  ===================


                                                                                  GOLDMAN SACHS      GOLDMAN SACHS
                                                                                    STRATEGIC            HIGH
                                                                                   GROWTH FUND        YIELD FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (145)  $         241,963
   Net realized gain (loss) on security transactions.........................                 14             (55,263)
   Net realized gain distributions...........................................              1,014                  --
   Change in unrealized appreciation (depreciation) during the period........               (647)           (447,578)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                236            (260,878)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              4,446             795,001
   Net transfers.............................................................               (278)            (74,191)
   Surrenders for benefit payments and fees..................................                (22)           (439,048)
   Other transactions........................................................                 (1)               (486)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                 (49)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              4,145             281,227
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              4,381              20,349

NET ASSETS:
   Beginning of period.......................................................             14,995           4,459,396
                                                                               ------------------  ------------------
   End of period.............................................................  $          19,376   $       4,479,745
                                                                               ==================  ==================


                                                                                  GOLDMAN SACHS        GOLDMAN SACHS
                                                                                    LARGE CAP          SMALL/MID CAP
                                                                                   VALUE FUND           GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $            (518)  $          (3,327)
   Net realized gain (loss) on security transactions.........................              64,524              56,300
   Net realized gain distributions...........................................              33,567              21,617
   Change in unrealized appreciation (depreciation) during the period........            (114,814)           (100,299)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (17,241)            (25,709)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              68,314              94,515
   Net transfers.............................................................             (78,168)            251,854
   Surrenders for benefit payments and fees..................................            (161,882)           (248,759)
   Other transactions........................................................                   2                   1
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (17)                (33)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (171,751)             97,578
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................            (188,992)             71,869

NET ASSETS:
   Beginning of period.......................................................             582,643             524,180
                                                                               -------------------  ------------------
   End of period.............................................................   $         393,651   $         596,049
                                                                               ===================  ==================


                                                                                   GOLDMAN SACHS       JOHN HANCOCK
                                                                                     SATELLITE           SMALL CAP
                                                                               STRATEGIES PORTFOLIO     EQUITY FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                               --------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $              11    $          (4,325)
   Net realized gain (loss) on security transactions.........................                  --               58,126
   Net realized gain distributions...........................................                  --                  737
   Change in unrealized appreciation (depreciation) during the period........                 (42)             (99,818)
                                                                               --------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                 (31)             (45,280)
                                                                               --------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                 180               37,602
   Net transfers.............................................................                  --             (191,409)
   Surrenders for benefit payments and fees..................................                  --              (49,781)
   Other transactions........................................................                   1                   --
   Death benefits............................................................                  --                   --
   Net loan activity.........................................................                  --                  (10)
   Net annuity transactions..................................................                  --                   --
                                                                               --------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                 181             (203,598)
                                                                               --------------------  ------------------
   Net increase (decrease) in net assets.....................................                 150             (248,878)

NET ASSETS:
   Beginning of period.......................................................                 573              850,306
                                                                               --------------------  ------------------
   End of period.............................................................   $             723    $         601,428
                                                                               ====================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-218

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-219

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                                         HARTFORD
                                                                                   FROST VALUE           BALANCED
                                                                                   EQUITY FUND           HLS FUND
                                                                                SUB-ACCOUNT (21)        SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $              (7)  $         112,876
   Net realized gain (loss) on security transactions.........................                 652             163,011
   Net realized gain distributions...........................................                   1                  --
   Change in unrealized appreciation (depreciation) during the period........                (700)           (299,607)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                 (54)            (23,720)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                  --             314,894
   Net transfers.............................................................              (6,298)           (205,791)
   Surrenders for benefit payments and fees..................................                  (1)           (713,830)
   Other transactions........................................................                  --                 (11)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                (105)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              (6,299)           (604,843)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              (6,353)           (628,563)

NET ASSETS:
   Beginning of period.......................................................               6,353           8,951,623
                                                                               -------------------  ------------------
   End of period.............................................................   $              --   $       8,323,060
                                                                               ===================  ==================

                                                                                                       HARTFORD
                                                                                    HARTFORD            CAPITAL
                                                                                  TOTAL RETURN       APPRECIATION
                                                                                  BOND HLS FUND        HLS FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         522,882   $         142,307
   Net realized gain (loss) on security transactions.........................           (310,666)           (186,787)
   Net realized gain distributions...........................................            472,954           5,847,532
   Change in unrealized appreciation (depreciation) during the period........           (880,068)         (5,589,435)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (194,898)            213,617
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,740,759           2,305,561
   Net transfers.............................................................           (159,406)         (1,195,537)
   Surrenders for benefit payments and fees..................................         (2,204,904)         (2,238,529)
   Other transactions........................................................                 26                 (48)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (575)               (287)
   Net annuity transactions..................................................            (19,748)             (2,681)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (643,848)         (1,131,521)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (838,746)           (917,904)

NET ASSETS:
   Beginning of period.......................................................         20,097,575          30,807,550
                                                                               ------------------  ------------------
   End of period.............................................................  $      19,258,829   $      29,889,646
                                                                               ==================  ==================

                                                                                    HARTFORD
                                                                                    DIVIDEND           THE HARTFORD
                                                                                   AND GROWTH           HEALTHCARE
                                                                                    HLS FUND             HLS FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $         551,993   $         (27,911)
   Net realized gain (loss) on security transactions.........................          (1,666,786)            220,708
   Net realized gain distributions...........................................           5,070,330             577,487
   Change in unrealized appreciation (depreciation) during the period........          (4,450,503)           (252,165)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (494,966)            518,119
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................           3,051,281             377,397
   Net transfers.............................................................            (501,277)            292,101
   Surrenders for benefit payments and fees..................................          (4,143,997)           (375,039)
   Other transactions........................................................                 (78)               (186)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                (484)                (68)
   Net annuity transactions..................................................              (4,961)                 --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....          (1,599,516)            294,205
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................          (2,094,482)            812,324

NET ASSETS:
   Beginning of period.......................................................          37,350,907           3,784,017
                                                                               -------------------  ------------------
   End of period.............................................................   $      35,256,425   $       4,596,341
                                                                               ===================  ==================

                                                                                                       HARTFORD
                                                                                   HARTFORD             GROWTH
                                                                                 GLOBAL GROWTH       OPPORTUNITIES
                                                                                   HLS FUND            HLS FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (2,387)  $         (47,830)
   Net realized gain (loss) on security transactions.........................             12,474             174,257
   Net realized gain distributions...........................................             41,677           1,347,185
   Change in unrealized appreciation (depreciation) during the period........              6,851            (860,893)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             58,615             612,719
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             89,105             838,741
   Net transfers.............................................................             18,166              20,747
   Surrenders for benefit payments and fees..................................            (45,895)         (1,134,962)
   Other transactions........................................................                (12)                (12)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (17)               (205)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             61,347            (275,691)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            119,962             337,028

NET ASSETS:
   Beginning of period.......................................................            868,165           5,917,468
                                                                               ------------------  ------------------
   End of period.............................................................  $         988,127   $       6,254,496
                                                                               ==================  ==================

                                                                                    HARTFORD
                                                                                  INTERNATIONAL          HARTFORD
                                                                                  OPPORTUNITIES           MIDCAP
                                                                                    HLS FUND             HLS FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $           6,059   $         (39,339)
   Net realized gain (loss) on security transactions.........................              39,712             427,368
   Net realized gain distributions...........................................                  --           2,444,928
   Change in unrealized appreciation (depreciation) during the period........             (36,877)         (2,397,026)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               8,894             435,931
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              83,152             451,905
   Net transfers.............................................................              79,490          (1,232,441)
   Surrenders for benefit payments and fees..................................            (104,070)         (2,538,158)
   Other transactions........................................................                  10               2,692
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  (7)                (22)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              58,575          (3,316,024)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              67,469          (2,880,093)

NET ASSETS:
   Beginning of period.......................................................             865,237          23,096,591
                                                                               -------------------  ------------------
   End of period.............................................................   $         932,706   $      20,216,498
                                                                               ===================  ==================

(21)  Not funded as of December 31, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-220

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-221

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                   HARTFORD             HARTFORD
                                                                                  ULTRASHORT          SMALL COMPANY
                                                                                 BOND HLS FUND          HLS FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         (26,919)   $         (28,511)
   Net realized gain (loss) on security transactions.........................             (1,094)          (1,019,155)
   Net realized gain distributions...........................................                508            1,410,583
   Change in unrealized appreciation (depreciation) during the period........             (6,034)            (987,216)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            (33,539)            (624,299)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            547,059              408,211
   Net transfers.............................................................           (202,108)            (156,962)
   Surrenders for benefit payments and fees..................................           (555,507)            (917,541)
   Other transactions........................................................                  2                3,942
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................               (411)                (106)
   Net annuity transactions..................................................             (8,381)                  --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (219,346)            (662,456)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (252,885)          (1,286,755)

NET ASSETS:
   Beginning of period.......................................................          5,290,458            7,916,361
                                                                               ------------------  -------------------
   End of period.............................................................  $       5,037,573    $       6,629,606
                                                                               ==================  ===================


                                                                                    HARTFORD
                                                                                 SMALLCAP GROWTH         HARTFORD
                                                                                    HLS FUND          STOCK HLS FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (4,519)  $          62,641
   Net realized gain (loss) on security transactions.........................               3,566             233,288
   Net realized gain distributions...........................................              65,191                  --
   Change in unrealized appreciation (depreciation) during the period........             (80,431)           (166,341)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (16,193)            129,588
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              86,109              81,507
   Net transfers.............................................................              42,712            (788,795)
   Surrenders for benefit payments and fees..................................            (129,553)           (594,246)
   Other transactions........................................................                 115                  (2)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (24)                (24)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                (641)         (1,301,560)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             (16,834)         (1,171,972)

NET ASSETS:
   Beginning of period.......................................................             568,050           6,589,173
                                                                               -------------------  ------------------
   End of period.............................................................   $         551,216   $       5,417,201
                                                                               ===================  ==================

                                                                                   HARTFORD
                                                                                U.S. GOVERNMENT
                                                                                  SECURITIES           HARTFORD
                                                                                   HLS FUND         VALUE HLS FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          11,206   $          12,006
   Net realized gain (loss) on security transactions.........................             (1,527)            135,544
   Net realized gain distributions...........................................                 --              49,319
   Change in unrealized appreciation (depreciation) during the period........               (597)           (256,290)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              9,082             (59,421)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             44,192             121,319
   Net transfers.............................................................             14,319              25,890
   Surrenders for benefit payments and fees..................................            (91,143)           (145,088)
   Other transactions........................................................                  1                 (26)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (17)                (25)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (32,648)              2,070
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (23,566)            (57,351)

NET ASSETS:
   Beginning of period.......................................................            978,646           1,544,820
                                                                               ------------------  ------------------
   End of period.............................................................  $         955,080   $       1,487,469
                                                                               ==================  ==================


                                                                                  THE HARTFORD
                                                                                   CHECKS AND          THE HARTFORD
                                                                                  BALANCES FUND         HIGH YIELD
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $           3,045   $           1,095
   Net realized gain (loss) on security transactions.........................              (2,220)                 (6)
   Net realized gain distributions...........................................              37,495                  --
   Change in unrealized appreciation (depreciation) during the period........             (43,935)             (2,683)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              (5,615)             (1,594)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              88,173               9,729
   Net transfers.............................................................               7,967                 297
   Surrenders for benefit payments and fees..................................             (52,504)                 --
   Other transactions........................................................                  --                  (2)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (57)                 --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              43,579              10,024
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              37,964               8,430

NET ASSETS:
   Beginning of period.......................................................             326,195              22,623
                                                                               -------------------  ------------------
   End of period.............................................................   $         364,159   $          31,053
                                                                               ===================  ==================


                                                                                  THE HARTFORD        THE HARTFORD
                                                                                  DIVIDEND AND        INTERNATIONAL
                                                                                   GROWTH FUND     OPPORTUNITIES FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          12,205    $            (475)
   Net realized gain (loss) on security transactions.........................             52,997                 (539)
   Net realized gain distributions...........................................            149,928                6,531
   Change in unrealized appreciation (depreciation) during the period........           (258,172)              (8,956)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            (43,042)              (3,439)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            199,549               69,882
   Net transfers.............................................................            (66,391)              65,714
   Surrenders for benefit payments and fees..................................           (325,824)             (17,158)
   Other transactions........................................................                (31)                  12
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (12)                 (29)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (192,709)             118,421
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (235,751)             114,982

NET ASSETS:
   Beginning of period.......................................................          2,076,726              307,787
                                                                               ------------------  -------------------
   End of period.............................................................  $       1,840,975    $         422,769
                                                                               ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-222

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-223

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                                     THE HARTFORD
                                                                                  THE HARTFORD           SMALL
                                                                                   MIDCAP FUND       COMPANY FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (7,135)  $          (4,426)
   Net realized gain (loss) on security transactions.........................             14,773              29,740
   Net realized gain distributions...........................................             46,588             132,971
   Change in unrealized appreciation (depreciation) during the period........            (53,067)           (250,399)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              1,159             (92,114)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            122,199             227,151
   Net transfers.............................................................              1,195              (2,518)
   Surrenders for benefit payments and fees..................................            (91,161)           (372,222)
   Other transactions........................................................                 (2)                 (1)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (34)                (52)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             32,197            (147,642)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             33,356            (239,756)

NET ASSETS:
   Beginning of period.......................................................            657,749           1,375,499
                                                                               ------------------  ------------------
   End of period.............................................................  $         691,105   $       1,135,743
                                                                               ==================  ==================

                                                                                 THE HARTFORD
                                                                                 TOTAL RETURN         THE HARTFORD
                                                                                   BOND FUND         HEALTHCARE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           6,070    $             713
   Net realized gain (loss) on security transactions.........................             (3,039)               9,187
   Net realized gain distributions...........................................                678               22,824
   Change in unrealized appreciation (depreciation) during the period........            (10,923)             (12,596)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             (7,214)              20,128
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             76,174               42,905
   Net transfers.............................................................             26,754               23,608
   Surrenders for benefit payments and fees..................................            (58,051)             (45,068)
   Other transactions........................................................                  5                   (3)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (14)                 (18)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             44,868               21,424
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             37,654               41,552

NET ASSETS:
   Beginning of period.......................................................            358,740              158,761
                                                                               ------------------  -------------------
   End of period.............................................................  $         396,394    $         200,313
                                                                               ==================  ===================

                                                                                  THE HARTFORD        THE HARTFORD
                                                                                     GROWTH               VALUE
                                                                               OPPORTUNITIES FUND  OPPORTUNITIES FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (819)  $              15
   Net realized gain (loss) on security transactions.........................              3,407                 (23)
   Net realized gain distributions...........................................              6,011                 563
   Change in unrealized appreciation (depreciation) during the period........             (2,253)             (1,058)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              6,346                (503)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             18,433               1,574
   Net transfers.............................................................             (6,123)                 --
   Surrenders for benefit payments and fees..................................            (13,548)               (620)
   Other transactions........................................................                 (1)                  1
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (1,239)                955
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              5,107                 452

NET ASSETS:
   Beginning of period.......................................................             72,457               8,004
                                                                               ------------------  ------------------
   End of period.............................................................  $          77,564   $           8,456
                                                                               ==================  ==================

                                                                                    HARTFORD         THE HARTFORD
                                                                                    MODERATE         CONSERVATIVE
                                                                                 ALLOCATION FUND    ALLOCATION FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         (12,139)  $          (4,594)
   Net realized gain (loss) on security transactions.........................            (38,501)             (9,788)
   Net realized gain distributions...........................................            194,904              16,063
   Change in unrealized appreciation (depreciation) during the period........           (247,465)            (53,225)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (103,201)            (51,544)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            531,032             166,604
   Net transfers.............................................................           (368,259)             51,638
   Surrenders for benefit payments and fees..................................           (638,710)            (95,697)
   Other transactions........................................................                  2                  --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (274)                (57)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (476,209)            122,488
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (579,410)             70,944

NET ASSETS:
   Beginning of period.......................................................          3,484,518           1,188,849
                                                                               ------------------  ------------------
   End of period.............................................................  $       2,905,108   $       1,259,793
                                                                               ==================  ==================

                                                                                 THE HARTFORD         THE HARTFORD
                                                                                    CAPITAL              GROWTH
                                                                               APPRECIATION FUND     ALLOCATION FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         (27,615)   $          23,733
   Net realized gain (loss) on security transactions.........................            211,240              (69,230)
   Net realized gain distributions...........................................            661,350              161,696
   Change in unrealized appreciation (depreciation) during the period........           (792,116)            (237,332)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             52,859             (121,133)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,041,833              526,648
   Net transfers.............................................................           (131,268)            (123,862)
   Surrenders for benefit payments and fees..................................         (1,547,466)          (1,006,991)
   Other transactions........................................................                (57)                  32
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................               (242)                (195)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (637,200)            (604,368)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (584,341)            (725,501)

NET ASSETS:
   Beginning of period.......................................................          9,808,342            3,842,793
                                                                               ------------------  -------------------
   End of period.............................................................  $       9,224,001    $       3,117,292
                                                                               ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-224

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-225

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                                     THE HARTFORD
                                                                                THE HARTFORD            EQUITY
                                                                             INFLATION PLUS FUND      INCOME FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           (3,764)  $            4,992
   Net realized gain (loss) on security transactions.......................              (6,116)               1,980
   Net realized gain distributions.........................................                  --               36,428
   Change in unrealized appreciation (depreciation) during the period......                (559)             (51,656)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (10,439)              (8,256)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             111,170               83,460
   Net transfers...........................................................             (54,121)              78,113
   Surrenders for benefit payments and fees................................             (27,366)             (34,358)
   Other transactions......................................................                   1                   --
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  (8)                 (49)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              29,676              127,166
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              19,237              118,910

NET ASSETS:
   Beginning of period.....................................................             385,867              356,838
                                                                             -------------------  -------------------
   End of period...........................................................  $          405,104   $          475,748
                                                                             ===================  ===================

                                                                                                     THE HARTFORD
                                                                                THE HARTFORD         INTERNATIONAL
                                                                                  BALANCED               SMALL
                                                                                 INCOME FUND         COMPANY FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $           2,019    $            (122)
   Net realized gain (loss) on security transactions.......................                 186                  (52)
   Net realized gain distributions.........................................               1,999                  150
   Change in unrealized appreciation (depreciation) during the period......              (5,152)               1,373
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                (948)               1,349
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              14,248               15,392
   Net transfers...........................................................              10,307               (1,598)
   Surrenders for benefit payments and fees................................              (5,562)              (1,027)
   Other transactions......................................................                  (1)                  (2)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   (3)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              18,992               12,762
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              18,044               14,111

NET ASSETS:
   Beginning of period.....................................................             103,201               16,702
                                                                             -------------------  -------------------
   End of period...........................................................   $         121,245    $          30,813
                                                                             ===================  ===================


                                                                                THE HARTFORD        THE HARTFORD
                                                                                   MIDCAP              GLOBAL
                                                                                 VALUE FUND        ALL-ASSET FUND
                                                                                 SUB-ACCOUNT      SUB-ACCOUNT (34)
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $            (611)  $             (49)
   Net realized gain (loss) on security transactions.......................              (1,051)               (441)
   Net realized gain distributions.........................................               5,075                  --
   Change in unrealized appreciation (depreciation) during the period......              (5,808)                668
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              (2,395)                178
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              29,368               3,500
   Net transfers...........................................................              (1,558)             (9,504)
   Surrenders for benefit payments and fees................................             (10,805)                 (7)
   Other transactions......................................................                  --                  --
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                  --                  --
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..              17,005              (6,011)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................              14,610              (5,833)

NET ASSETS:
   Beginning of period.....................................................              56,381               5,833
                                                                             -------------------  ------------------
   End of period...........................................................   $          70,991   $              --
                                                                             ===================  ==================


                                                                             HOTCHKIS AND WILEY
                                                                                  LARGE CAP          INVESCO V.I.
                                                                                 VALUE FUND         TECHNOLOGY FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $           3,287   $            (770)
   Net realized gain (loss) on security transactions.......................              21,145               1,245
   Net realized gain distributions.........................................                  --              11,344
   Change in unrealized appreciation (depreciation) during the period......             (86,378)             (5,477)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (61,946)              6,342
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              34,559              10,200
   Net transfers...........................................................             (56,562)            (13,339)
   Surrenders for benefit payments and fees................................             (82,716)                 --
   Other transactions......................................................                  (2)                 --
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                  (3)                 --
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (104,724)             (3,139)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................            (166,670)              3,203

NET ASSETS:
   Beginning of period.....................................................             794,398             105,429
                                                                             -------------------  ------------------
   End of period...........................................................   $         627,728   $         108,632
                                                                             ===================  ==================


                                                                                                     IVY GLOBAL
                                                                                   INVESCO             NATURAL
                                                                               TECHNOLOGY FUND     RESOURCES FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (2,159)  $          (13,043)
   Net realized gain (loss) on security transactions.......................              7,851             (118,028)
   Net realized gain distributions.........................................             22,131                   --
   Change in unrealized appreciation (depreciation) during the period......             (6,706)            (261,346)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             21,117             (392,417)
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             35,658              305,210
   Net transfers...........................................................            (24,930)            (114,186)
   Surrenders for benefit payments and fees................................            (39,730)            (244,412)
   Other transactions......................................................                 (2)                  (1)
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................                (16)                 (34)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (29,020)             (53,423)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................             (7,903)            (445,840)

NET ASSETS:
   Beginning of period.....................................................            353,328            1,709,773
                                                                             ------------------  -------------------
   End of period...........................................................  $         345,425   $        1,263,933
                                                                             ==================  ===================

(34)  Not funded as of December 31, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-226

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-227

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                IVY LARGE CAP        IVY SCIENCE &
                                                                                 GROWTH FUND        TECHNOLOGY FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           (4,380)   $         (10,867)
   Net realized gain (loss) on security transactions.......................              46,539               77,425
   Net realized gain distributions.........................................              33,120               30,685
   Change in unrealized appreciation (depreciation) during the period......             (37,515)            (153,448)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              37,764              (56,205)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             109,144              276,952
   Net transfers...........................................................            (120,452)            (110,817)
   Surrenders for benefit payments and fees................................             (73,405)            (203,440)
   Other transactions......................................................                 (55)                 (17)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                 (18)                 (19)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (84,786)             (37,341)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             (47,022)             (93,546)

NET ASSETS:
   Beginning of period.....................................................             601,910            1,399,909
                                                                             -------------------  -------------------
   End of period...........................................................  $          554,888    $       1,306,363
                                                                             ===================  ===================


                                                                                  IVY ASSET           JANUS ASPEN
                                                                                STRATEGY FUND       FORTY PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           (9,184)  $          (14,915)
   Net realized gain (loss) on security transactions.......................             (49,360)                (811)
   Net realized gain distributions.........................................              89,041              422,053
   Change in unrealized appreciation (depreciation) during the period......            (183,469)            (181,799)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (152,972)             224,528
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             238,501               16,562
   Net transfers...........................................................            (227,322)              16,465
   Surrenders for benefit payments and fees................................            (180,697)             (19,750)
   Other transactions......................................................                 128                    1
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                 (52)                  --
   Net annuity transactions................................................                  --               (3,035)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (169,442)              10,243
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (322,414)             234,771

NET ASSETS:
   Beginning of period.....................................................           1,825,653            1,953,066
                                                                             -------------------  -------------------
   End of period...........................................................  $        1,503,239   $        2,187,837
                                                                             ===================  ===================

                                                                                JANUS ASPEN          JANUS ASPEN
                                                                              GLOBAL RESEARCH        ENTERPRISE
                                                                                 PORTFOLIO            PORTFOLIO
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $            (111)  $              556
   Net realized gain (loss) on security transactions.......................                724                 (850)
   Net realized gain distributions.........................................                 --               13,829
   Change in unrealized appreciation (depreciation) during the period......            (12,604)             (20,563)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (11,991)              (7,028)
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              5,558                1,710
   Net transfers...........................................................             38,702              241,399
   Surrenders for benefit payments and fees................................               (887)                  --
   Other transactions......................................................                 --                    1
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................                 --                   --
   Net annuity transactions................................................             (2,336)                  --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             41,037              243,110
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................             29,046              236,082

NET ASSETS:
   Beginning of period.....................................................            307,783               44,651
                                                                             ------------------  -------------------
   End of period...........................................................  $         336,829   $          280,733
                                                                             ==================  ===================

                                                                                 JANUS ASPEN          JANUS ASPEN
                                                                                  BALANCED             OVERSEAS
                                                                                  PORTFOLIO            PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $           4,443   $            (214)
   Net realized gain (loss) on security transactions.......................               3,966             (20,597)
   Net realized gain distributions.........................................              17,498               7,265
   Change in unrealized appreciation (depreciation) during the period......             (28,285)             (5,854)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              (2,378)            (19,400)
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              13,621               6,812
   Net transfers...........................................................             (73,648)            (53,495)
   Surrenders for benefit payments and fees................................             (28,417)             (4,437)
   Other transactions......................................................                  --                  --
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                  --                  --
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (88,444)            (51,120)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................             (90,822)            (70,520)

NET ASSETS:
   Beginning of period.....................................................             540,797             288,688
                                                                             -------------------  ------------------
   End of period...........................................................   $         449,975   $         218,168
                                                                             ===================  ==================

                                                                                    JANUS
                                                                                  FLEXIBLE               JANUS
                                                                                  BOND FUND           FORTY FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $              306    $         (34,639)
   Net realized gain (loss) on security transactions.......................                  51             (175,550)
   Net realized gain distributions.........................................                  --              795,176
   Change in unrealized appreciation (depreciation) during the period......                (466)              75,300
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                (109)             660,287
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              12,032              579,828
   Net transfers...........................................................              (2,295)            (836,241)
   Surrenders for benefit payments and fees................................                (197)            (862,523)
   Other transactions......................................................                  --                  (44)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                 (208)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               9,540           (1,119,188)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................               9,431             (458,901)

NET ASSETS:
   Beginning of period.....................................................              13,740            6,206,898
                                                                             -------------------  -------------------
   End of period...........................................................  $           23,171    $       5,747,997
                                                                             ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-228

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-229

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------




                                                                                   JANUS               JANUS
                                                                               BALANCED FUND      ENTERPRISE FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          17,301   $          (7,362)
   Net realized gain (loss) on security transactions.......................            126,042              24,071
   Net realized gain distributions.........................................             99,855              37,238
   Change in unrealized appreciation (depreciation) during the period......           (250,442)            (49,420)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (7,244)              4,527
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            291,316             160,654
   Net transfers...........................................................          1,070,398             256,311
   Surrenders for benefit payments and fees................................         (1,162,459)            (61,147)
   Other transactions......................................................                 (5)                (24)
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                (97)                (34)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            199,153             355,760
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            191,909             360,287

NET ASSETS:
   Beginning of period.....................................................          2,096,986             675,564
                                                                             ------------------  ------------------
   End of period...........................................................  $       2,288,895   $       1,035,851
                                                                             ==================  ==================


                                                                                                       JANUS
                                                                                   JANUS              GLOBAL
                                                                               OVERSEAS FUND       RESEARCH FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          61,324   $             121
   Net realized gain (loss) on security transactions.......................           (146,783)             16,636
   Net realized gain distributions.........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period......           (104,136)            (28,952)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........           (189,595)            (12,195)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            333,773              39,800
   Net transfers...........................................................           (515,460)             25,243
   Surrenders for benefit payments and fees................................           (476,250)             (6,539)
   Other transactions......................................................                 (6)                (11)
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                (27)                 --
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (657,970)             58,493
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................           (847,565)             46,298

NET ASSETS:
   Beginning of period.....................................................          2,814,465             277,498
                                                                             ------------------  ------------------
   End of period...........................................................  $       1,966,900   $         323,796
                                                                             ==================  ==================

                                                                                                    PRUDENTIAL
                                                                                  PERKINS        JENNISON NATURAL
                                                                                  MID CAP            RESOURCES
                                                                                VALUE FUND          FUND, INC.
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $            (154)  $            (896)
   Net realized gain (loss) on security transactions.......................            (83,062)           (208,717)
   Net realized gain distributions.........................................             67,899                  --
   Change in unrealized appreciation (depreciation) during the period......            (18,813)              1,661
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            (34,130)           (207,952)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             87,527             335,757
   Net transfers...........................................................            (30,459)            (33,166)
   Surrenders for benefit payments and fees................................           (611,832)            (23,825)
   Other transactions......................................................                (49)               (130)
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                 (3)                 (1)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (554,816)            278,635
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................           (588,946)             70,683

NET ASSETS:
   Beginning of period.....................................................            943,961             455,511
                                                                             ------------------  ------------------
   End of period...........................................................  $         355,015   $         526,194
                                                                             ==================  ==================


                                                                                 PRUDENTIAL          PRUDENTIAL
                                                                              JENNISON MID-CAP     JENNISON 20/20
                                                                              GROWTH FUND, INC.      FOCUS FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (6,162)  $          (3,090)
   Net realized gain (loss) on security transactions.......................            190,457              31,047
   Net realized gain distributions.........................................             66,793              48,973
   Change in unrealized appreciation (depreciation) during the period......           (257,096)            (34,901)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (6,008)             42,029
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            150,669              52,015
   Net transfers...........................................................             77,583            (318,528)
   Surrenders for benefit payments and fees................................           (860,398)           (111,992)
   Other transactions......................................................                  9                 (57)
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                (22)                (12)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (632,159)           (378,574)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................           (638,167)           (336,545)

NET ASSETS:
   Beginning of period.....................................................          1,431,450             683,493
                                                                             ------------------  ------------------
   End of period...........................................................  $         793,283   $         346,948
                                                                             ==================  ==================


                                                                                  JPMORGAN
                                                                                  LARGE CAP           JPMORGAN
                                                                                 GROWTH FUND       CORE BOND FUND
                                                                              SUB-ACCOUNT (35)       SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $            (183)  $          28,243
   Net realized gain (loss) on security transactions.......................                  5                (909)
   Net realized gain distributions.........................................              3,066               4,772
   Change in unrealized appreciation (depreciation) during the period......                246             (44,824)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              3,134             (12,718)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                193             424,601
   Net transfers...........................................................             67,754           1,096,961
   Surrenders for benefit payments and fees................................                 (2)           (115,524)
   Other transactions......................................................                 --                 105
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                 --                 (18)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             67,945           1,406,125
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................             71,079           1,393,407

NET ASSETS:
   Beginning of period.....................................................                 --           1,093,844
                                                                             ------------------  ------------------
   End of period...........................................................  $          71,079   $       2,487,251
                                                                             ==================  ==================

(35)  Funded as of October 2, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-230

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-231

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                    JPMORGAN            JPMORGAN
                                                                                    SMALL CAP           SMALL CAP
                                                                                   EQUITY FUND         GROWTH FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $           (438)  $          (4,912)
   Net realized gain (loss) on security transactions.........................              4,087               3,210
   Net realized gain distributions...........................................              3,403              28,303
   Change in unrealized appreciation (depreciation) during the period........             (7,874)            (51,300)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               (822)            (24,699)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             17,444             136,967
   Net transfers.............................................................            (35,111)            (32,282)
   Surrenders for benefit payments and fees..................................             (5,767)           (481,189)
   Other transactions........................................................                 --                  (1)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  (5)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (23,434)           (376,510)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (24,256)           (401,209)

NET ASSETS:
   Beginning of period.......................................................             70,862             763,556
                                                                               ------------------  ------------------
   End of period.............................................................   $         46,606   $         362,347
                                                                               ==================  ==================

                                                                                   JPMORGAN
                                                                                   SMALL CAP            JPMORGAN
                                                                                  VALUE FUND        U.S. EQUITY FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           5,785   $           8,377
   Net realized gain (loss) on security transactions.........................             23,479              29,579
   Net realized gain distributions...........................................             33,410              74,674
   Change in unrealized appreciation (depreciation) during the period........           (127,782)           (107,200)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (65,108)              5,430
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            126,372             275,896
   Net transfers.............................................................            (24,213)            923,696
   Surrenders for benefit payments and fees..................................            (44,054)         (1,161,169)
   Other transactions........................................................                 (1)                 --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (9)                (90)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             58,095              38,333
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             (7,013)             43,763

NET ASSETS:
   Beginning of period.......................................................            776,276           1,508,784
                                                                               ------------------  ------------------
   End of period.............................................................  $         769,263   $       1,552,547
                                                                               ==================  ==================

                                                                                    JPMORGAN           JPMORGAN
                                                                                 SMARTRETIREMENT    SMARTRETIREMENT
                                                                                    2015 FUND          2020 FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          22,816   $          58,323
   Net realized gain (loss) on security transactions.........................             28,436              37,671
   Net realized gain distributions...........................................             14,619              49,051
   Change in unrealized appreciation (depreciation) during the period........            (91,874)           (206,306)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (26,003)            (61,261)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            266,697             944,344
   Net transfers.............................................................             11,862             398,755
   Surrenders for benefit payments and fees..................................           (648,013)         (1,439,800)
   Other transactions........................................................                  1                  (1)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (16)               (253)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (369,469)            (96,955)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (395,472)           (158,216)

NET ASSETS:
   Beginning of period.......................................................          2,042,737           4,792,750
                                                                               ------------------  ------------------
   End of period.............................................................  $       1,647,265   $       4,634,534
                                                                               ==================  ==================

                                                                                    JPMORGAN            JPMORGAN
                                                                                 SMARTRETIREMENT     SMARTRETIREMENT
                                                                                    2025 FUND           2030 FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $         62,014   $          57,608
   Net realized gain (loss) on security transactions.........................             31,250              11,202
   Net realized gain distributions...........................................             62,134              67,627
   Change in unrealized appreciation (depreciation) during the period........           (275,231)           (255,406)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (119,833)           (118,969)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,080,880             962,739
   Net transfers.............................................................             79,265           1,056,377
   Surrenders for benefit payments and fees..................................         (1,275,759)         (1,484,136)
   Other transactions........................................................                 12                  (7)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (386)               (678)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (115,988)            534,295
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (235,821)            415,326

NET ASSETS:
   Beginning of period.......................................................          6,026,509           5,313,744
                                                                               ------------------  ------------------
   End of period.............................................................   $      5,790,688   $       5,729,070
                                                                               ==================  ==================

                                                                                   JPMORGAN             JPMORGAN
                                                                                SMARTRETIREMENT      SMARTRETIREMENT
                                                                                   2035 FUND            2040 FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          35,961    $          38,041
   Net realized gain (loss) on security transactions.........................              7,099               33,301
   Net realized gain distributions...........................................             38,459               45,640
   Change in unrealized appreciation (depreciation) during the period........           (161,884)            (188,467)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            (80,365)             (71,485)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            801,984              920,140
   Net transfers.............................................................            151,738              734,469
   Surrenders for benefit payments and fees..................................           (547,499)            (815,150)
   Other transactions........................................................                  9                   72
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................               (561)                (617)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            405,671              838,914
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            325,306              767,429

NET ASSETS:
   Beginning of period.......................................................          2,894,285            2,745,810
                                                                               ------------------  -------------------
   End of period.............................................................  $       3,219,591    $       3,513,239
                                                                               ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-232

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-233

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                    JPMORGAN             JPMORGAN
                                                                                 SMARTRETIREMENT      SMARTRETIREMENT
                                                                                    2045 FUND            2050 FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          26,632   $          15,562
   Net realized gain (loss) on security transactions.........................              19,092              12,035
   Net realized gain distributions...........................................              33,400              18,304
   Change in unrealized appreciation (depreciation) during the period........            (144,496)            (87,386)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (65,372)            (41,485)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             646,364             610,911
   Net transfers.............................................................             377,394             148,998
   Surrenders for benefit payments and fees..................................            (422,489)           (360,038)
   Other transactions........................................................                  31                 182
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                (636)               (217)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             600,664             399,836
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             535,292             358,351

NET ASSETS:
   Beginning of period.......................................................           2,168,021           1,227,937
                                                                               -------------------  ------------------
   End of period.............................................................   $       2,703,313   $       1,586,288
                                                                               ===================  ==================

                                                                                    JPMORGAN           JP MORGAN
                                                                                 SMARTRETIREMENT   SMART RETIREMENT
                                                                                   INCOME FUND         2055 FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           9,865   $           3,757
   Net realized gain (loss) on security transactions.........................              1,071                 925
   Net realized gain distributions...........................................              2,892               2,172
   Change in unrealized appreciation (depreciation) during the period........            (28,980)            (13,689)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (15,152)             (6,835)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            210,937             224,373
   Net transfers.............................................................             35,124              25,992
   Surrenders for benefit payments and fees..................................           (417,741)            (28,377)
   Other transactions........................................................                  1                  (2)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                 (57)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (171,679)            221,929
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (186,831)            215,094

NET ASSETS:
   Beginning of period.......................................................            996,230             129,553
                                                                               ------------------  ------------------
   End of period.............................................................  $         809,399   $         344,647
                                                                               ==================  ==================

                                                                                    JP MORGAN            KEELEY
                                                                                   PRIME MONEY          SMALL CAP
                                                                                   MARKET FUND         VALUE FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $        (14,156)  $          (6,611)
   Net realized gain (loss) on security transactions.........................                 --             124,930
   Net realized gain distributions...........................................                 --             208,120
   Change in unrealized appreciation (depreciation) during the period........                 --            (547,825)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (14,156)           (221,386)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            627,969             121,561
   Net transfers.............................................................             12,542            (208,295)
   Surrenders for benefit payments and fees..................................         (1,908,433)           (168,931)
   Other transactions........................................................                 (1)                 (4)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (474)                (67)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (1,268,397)           (255,736)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................         (1,282,553)           (477,122)

NET ASSETS:
   Beginning of period.......................................................          2,432,899           2,085,382
                                                                               ------------------  ------------------
   End of period.............................................................   $      1,150,346   $       1,608,260
                                                                               ==================  ==================


                                                                                 LOOMIS SAYLES        LKCM AQUINAS
                                                                                   BOND FUND           GROWTH FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          70,277    $          (2,139)
   Net realized gain (loss) on security transactions.........................           (171,155)              (6,228)
   Net realized gain distributions...........................................            128,145               14,925
   Change in unrealized appreciation (depreciation) during the period........           (280,952)              (4,976)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........           (253,685)               1,582
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,806,577               72,877
   Net transfers.............................................................            189,479               (2,428)
   Surrenders for benefit payments and fees..................................           (227,067)              (7,101)
   Other transactions........................................................                121                   --
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (26)                  (6)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....          1,769,084               63,342
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................          1,515,399               64,924

NET ASSETS:
   Beginning of period.......................................................          1,987,670              179,446
                                                                               ------------------  -------------------
   End of period.............................................................  $       3,503,069    $         244,370
                                                                               ==================  ===================


                                                                                  LKCM AQUINAS         LORD ABBETT
                                                                                   VALUE FUND        AFFILIATED FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (2,296)  $           9,149
   Net realized gain (loss) on security transactions.........................              6,829              56,395
   Net realized gain distributions...........................................             21,178              48,589
   Change in unrealized appreciation (depreciation) during the period........            (39,005)           (154,204)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (13,294)            (40,071)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             75,619              97,573
   Net transfers.............................................................              7,382             (29,530)
   Surrenders for benefit payments and fees..................................             (6,268)           (121,818)
   Other transactions........................................................                  3                  (4)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (6)                (68)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             76,730             (53,847)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             63,436             (93,918)

NET ASSETS:
   Beginning of period.......................................................            243,735             752,705
                                                                               ------------------  ------------------
   End of period.............................................................  $         307,171   $         658,787
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-234

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-235

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                  LORD ABBETT         LORD ABBETT
                                                                                  FUNDAMENTAL            BOND
                                                                                  EQUITY FUND       DEBENTURE FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          25,912   $          83,392
   Net realized gain (loss) on security transactions.........................            (61,389)             (3,504)
   Net realized gain distributions...........................................            338,649              17,776
   Change in unrealized appreciation (depreciation) during the period........           (453,241)           (160,031)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (150,069)            (62,367)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            526,690             373,727
   Net transfers.............................................................           (513,203)            (64,109)
   Surrenders for benefit payments and fees..................................           (440,774)           (270,370)
   Other transactions........................................................                208                 (55)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (110)                (86)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (427,189)             39,107
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (577,258)            (23,260)

NET ASSETS:
   Beginning of period.......................................................          4,447,648           2,309,579
                                                                               ------------------  ------------------
   End of period.............................................................  $       3,870,390   $       2,286,319
                                                                               ==================  ==================

                                                                                                        LORD ABBETT
                                                                                   LORD ABBETT          CALIBRATED
                                                                                     GROWTH              DIVIDEND
                                                                               OPPORTUNITIES FUND       GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (1,756)  $              969
   Net realized gain (loss) on security transactions.........................             (25,838)               7,185
   Net realized gain distributions...........................................              21,627               10,449
   Change in unrealized appreciation (depreciation) during the period........               5,082              (24,926)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........                (885)              (6,323)
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              20,840               24,832
   Net transfers.............................................................               2,511              (22,158)
   Surrenders for benefit payments and fees..................................            (243,920)             (82,046)
   Other transactions........................................................                  (3)                  --
   Death benefits............................................................                  --                   --
   Net loan activity.........................................................                  --                 (119)
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (220,572)             (79,491)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................            (221,457)             (85,814)

NET ASSETS:
   Beginning of period.......................................................             372,663              229,448
                                                                               -------------------  -------------------
   End of period.............................................................   $         151,206   $          143,634
                                                                               ===================  ===================


                                                                                                       LORD ABBETT
                                                                                   LORD ABBETT         DEVELOPING
                                                                                TOTAL RETURN FUND      GROWTH FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          29,968   $         (12,404)
   Net realized gain (loss) on security transactions.........................            (27,495)            (34,677)
   Net realized gain distributions...........................................              4,556             145,468
   Change in unrealized appreciation (depreciation) during the period........            (65,026)           (242,396)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (57,997)           (144,009)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            238,779             237,031
   Net transfers.............................................................          3,168,803             (67,478)
   Surrenders for benefit payments and fees..................................         (1,321,646)           (658,243)
   Other transactions........................................................                  9                  (4)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (133)                (55)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....          2,085,812            (488,749)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................          2,027,815            (632,758)

NET ASSETS:
   Beginning of period.......................................................            554,831           2,223,444
                                                                               ------------------  ------------------
   End of period.............................................................  $       2,582,646   $       1,590,686
                                                                               ==================  ==================


                                                                                  LORD ABBETT          LORD ABBETT
                                                                                 INTERNATIONAL            VALUE
                                                                               CORE EQUITY FUND    OPPORTUNITIES FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           1,370    $         (29,201)
   Net realized gain (loss) on security transactions.........................            (14,262)             (66,564)
   Net realized gain distributions...........................................                 --              259,623
   Change in unrealized appreciation (depreciation) during the period........              2,590             (307,432)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            (10,302)            (143,574)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             55,698              691,533
   Net transfers.............................................................            (95,758)            (440,129)
   Surrenders for benefit payments and fees..................................            (21,202)            (514,197)
   Other transactions........................................................                 --                  (34)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 --                 (102)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (61,262)            (262,929)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            (71,564)            (406,503)

NET ASSETS:
   Beginning of period.......................................................            311,254            3,896,609
                                                                               ------------------  -------------------
   End of period.............................................................  $         239,690    $       3,490,106
                                                                               ==================  ===================



                                                                                   CLEARBRIDGE          BMO MID-CAP
                                                                                   VALUE TRUST          VALUE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (1,738)  $             (13)
   Net realized gain (loss) on security transactions.........................               5,341              13,378
   Net realized gain distributions...........................................                  --              76,298
   Change in unrealized appreciation (depreciation) during the period........             (17,911)           (136,125)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (14,308)            (46,462)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              16,867              93,865
   Net transfers.............................................................               3,985              64,927
   Surrenders for benefit payments and fees..................................             (17,144)            (37,550)
   Other transactions........................................................                   2                  --
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                 (15)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....               3,710             121,227
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             (10,598)             74,765

NET ASSETS:
   Beginning of period.......................................................             312,260             700,590
                                                                               -------------------  ------------------
   End of period.............................................................   $         301,662   $         775,355
                                                                               ===================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-236

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-237

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                   MASSMUTUAL       MFS(R) EMERGING
                                                                                 RETIRESMART(SM)        MARKETS
                                                                                    2010 FUND          DEBT FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             (11)  $          12,865
   Net realized gain (loss) on security transactions.........................             (5,031)             (4,221)
   Net realized gain distributions...........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period........              1,544             (16,651)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (3,498)             (8,007)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             24,094              93,491
   Net transfers.............................................................                 --             (10,607)
   Surrenders for benefit payments and fees..................................            (95,052)            (16,490)
   Other transactions........................................................                 --                  57
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  (4)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (70,958)             66,447
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (74,456)             58,440

NET ASSETS:
   Beginning of period.......................................................            117,227             334,441
                                                                               ------------------  ------------------
   End of period.............................................................  $          42,771   $         392,881
                                                                               ==================  ==================


                                                                                 MASSACHUSETTS
                                                                               INVESTORS GROWTH         MFS HIGH
                                                                                  STOCK FUND           INCOME FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          17,906   $          73,201
   Net realized gain (loss) on security transactions.........................            429,509             (20,475)
   Net realized gain distributions...........................................            159,172                  --
   Change in unrealized appreciation (depreciation) during the period........           (623,085)           (122,045)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (16,498)            (69,319)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            182,254             148,313
   Net transfers.............................................................            108,498              67,968
   Surrenders for benefit payments and fees..................................           (390,989)           (131,175)
   Other transactions........................................................              2,346                 (85)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (14)                (13)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (97,905)             85,008
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (114,403)             15,689

NET ASSETS:
   Beginning of period.......................................................          3,144,349           1,406,215
                                                                               ------------------  ------------------
   End of period.............................................................  $       3,029,946   $       1,421,904
                                                                               ==================  ==================

                                                                                      MFS
                                                                                 INTERNATIONAL
                                                                                      NEW              MFS MID CAP
                                                                                DISCOVERY FUND         GROWTH FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             967    $          (4,537)
   Net realized gain (loss) on security transactions.........................             12,169               25,196
   Net realized gain distributions...........................................                 --               19,170
   Change in unrealized appreciation (depreciation) during the period........             (7,060)             (20,710)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........              6,076               19,119
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             51,307               40,041
   Net transfers.............................................................             (2,101)              64,301
   Surrenders for benefit payments and fees..................................            (53,737)             (40,565)
   Other transactions........................................................                 (1)                 (31)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 (2)                  --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (4,534)              63,746
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................              1,542               82,865

NET ASSETS:
   Beginning of period.......................................................            346,296              612,576
                                                                               ------------------  -------------------
   End of period.............................................................  $         347,838    $         695,441
                                                                               ==================  ===================



                                                                                     MFS NEW          MFS RESEARCH
                                                                                 DISCOVERY FUND    INTERNATIONAL FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (2,600)   $          22,626
   Net realized gain (loss) on security transactions.........................           (115,095)              42,305
   Net realized gain distributions...........................................                 --                   --
   Change in unrealized appreciation (depreciation) during the period........             13,439             (141,346)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........           (104,256)             (76,415)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,192,161              688,435
   Net transfers.............................................................            (34,495)             (36,370)
   Surrenders for benefit payments and fees..................................           (128,388)            (487,826)
   Other transactions........................................................               (128)                 (13)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (12)                (165)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....          1,029,138              164,061
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            924,882               87,646

NET ASSETS:
   Beginning of period.......................................................          1,517,421            2,968,932
                                                                               ------------------  -------------------
   End of period.............................................................  $       2,442,303    $       3,056,578
                                                                               ==================  ===================



                                                                                   MFS TOTAL               MFS
                                                                                  RETURN FUND        UTILITIES FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          51,520   $          89,876
   Net realized gain (loss) on security transactions.........................             51,226             (56,490)
   Net realized gain distributions...........................................             75,836             274,258
   Change in unrealized appreciation (depreciation) during the period........           (197,510)         (1,187,252)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (18,928)           (879,608)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            367,152             672,538
   Net transfers.............................................................             97,331            (392,253)
   Surrenders for benefit payments and fees..................................           (424,524)           (740,566)
   Other transactions........................................................                (11)                 22
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (180)               (168)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             39,768            (460,427)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             20,840          (1,340,035)

NET ASSETS:
   Beginning of period.......................................................          2,588,949           5,973,039
                                                                               ------------------  ------------------
   End of period.............................................................  $       2,609,789   $       4,633,004
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-238

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-239

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                       MFS             MFS TOTAL
                                                                                   VALUE FUND      RETURN BOND FUND
                                                                                   SUB-ACCOUNT     SUB-ACCOUNT (36)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         140,694   $          11,641
   Net realized gain (loss) on security transactions.........................            586,015              (4,462)
   Net realized gain distributions...........................................            327,590               4,721
   Change in unrealized appreciation (depreciation) during the period........         (1,259,909)            (21,181)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (205,610)             (9,281)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,254,594             102,231
   Net transfers.............................................................             39,220             980,402
   Surrenders for benefit payments and fees..................................         (3,623,364)            (61,073)
   Other transactions........................................................                273                  (4)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (238)                (62)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (2,329,515)          1,021,494
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................         (2,535,125)          1,012,213

NET ASSETS:
   Beginning of period.......................................................         11,573,069             226,837
                                                                               ------------------  ------------------
   End of period.............................................................  $       9,037,944   $       1,239,050
                                                                               ==================  ==================

                                                                                      MFS                  MFS
                                                                                 MASSACHUSETTS        INTERNATIONAL
                                                                                INVESTORS TRUST        GROWTH FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           7,728   $            (249)
   Net realized gain (loss) on security transactions.........................             31,305                 193
   Net realized gain distributions...........................................             84,763                  71
   Change in unrealized appreciation (depreciation) during the period........           (127,495)             (1,807)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (3,699)             (1,792)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            311,860              37,555
   Net transfers.............................................................            (48,544)               (297)
   Surrenders for benefit payments and fees..................................            (58,981)             (6,400)
   Other transactions........................................................                 (7)                 41
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (74)                (15)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            204,254              30,884
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            200,555              29,092

NET ASSETS:
   Beginning of period.......................................................          1,559,568              87,933
                                                                               ------------------  ------------------
   End of period.............................................................  $       1,760,123   $         117,025
                                                                               ==================  ==================

                                                                                                          MFS
                                                                                   MFS CORE           GOVERNMENT
                                                                                  EQUITY FUND       SECURITIES FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           4,489   $          81,084
   Net realized gain (loss) on security transactions.........................             (1,458)            (16,682)
   Net realized gain distributions...........................................            261,257                  --
   Change in unrealized appreciation (depreciation) during the period........           (358,540)            (71,555)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (94,252)             (7,153)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            125,100           1,165,790
   Net transfers.............................................................          1,700,845            (264,239)
   Surrenders for benefit payments and fees..................................           (218,375)         (1,041,755)
   Other transactions........................................................                  2                 139
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (7)               (304)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....          1,607,565            (140,369)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................          1,513,313            (147,522)

NET ASSETS:
   Beginning of period.......................................................          1,264,895           4,975,210
                                                                               ------------------  ------------------
   End of period.............................................................  $       2,778,208   $       4,827,688
                                                                               ==================  ==================

                                                                                       MFS
                                                                                  INTERNATIONAL           MFS
                                                                                   VALUE FUND       TECHNOLOGY FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         112,603   $            (794)
   Net realized gain (loss) on security transactions.........................             89,865              10,353
   Net realized gain distributions...........................................            167,899               3,426
   Change in unrealized appreciation (depreciation) during the period........              4,872              (3,342)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            375,239               9,643
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          3,677,869               6,350
   Net transfers.............................................................            370,392                  --
   Surrenders for benefit payments and fees..................................           (845,891)            (31,018)
   Other transactions........................................................               (459)                 (1)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (145)                (17)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....          3,201,766             (24,686)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................          3,577,005             (15,043)

NET ASSETS:
   Beginning of period.......................................................          6,279,319             108,462
                                                                               ------------------  ------------------
   End of period.............................................................  $       9,856,324   $          93,419
                                                                               ==================  ==================

                                                                                                           MFS
                                                                                   MFS CORE         INVESTORS GROWTH
                                                                                 EQUITY SERIES        STOCK SERIES
                                                                                  SUB-ACCOUNT       SUB-ACCOUNT (21)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             182   $             322
   Net realized gain (loss) on security transactions.........................              6,111               7,079
   Net realized gain distributions...........................................              2,215               4,232
   Change in unrealized appreciation (depreciation) during the period........             (8,027)            (11,065)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                481                 568
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              1,200                  --
   Net transfers.............................................................            (16,198)            (48,826)
   Surrenders for benefit payments and fees..................................                 --                  --
   Other transactions........................................................                  1                  --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (14,997)            (48,826)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (14,516)            (48,258)

NET ASSETS:
   Beginning of period.......................................................             26,101              48,258
                                                                               ------------------  ------------------
   End of period.............................................................  $          11,585   $              --
                                                                               ==================  ==================

(21)  Not funded as of December 31, 2015.

(36)  Formerly MFS Research Bond Fund. Change effective March 31, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-240

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-241

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------




                                                                                     MFS                  MFS
                                                                              UTILITIES SERIES        GROWTH FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          10,093    $          (2,675)
   Net realized gain (loss) on security transactions.......................               2,424              216,379
   Net realized gain distributions.........................................              19,757                6,085
   Change in unrealized appreciation (depreciation) during the period......             (76,451)            (265,106)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (44,177)             (45,317)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               2,900              118,006
   Net transfers...........................................................             (16,896)                (706)
   Surrenders for benefit payments and fees................................             (14,793)          (2,848,748)
   Other transactions......................................................                   1                    1
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                  (84)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (28,788)          (2,731,531)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             (72,965)          (2,776,848)

NET ASSETS:
   Beginning of period.....................................................             316,570            2,931,536
                                                                             -------------------  -------------------
   End of period...........................................................   $         243,605    $         154,688
                                                                             ===================  ===================

                                                                                                      BLACKROCK
                                                                                    MFS                GLOBAL
                                                                                HIGH YIELD           ALLOCATION
                                                                                 PORTFOLIO           FUND, INC.
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $           8,532   $          24,140
   Net realized gain (loss) on security transactions.......................               (287)            (38,472)
   Net realized gain distributions.........................................                 --             679,269
   Change in unrealized appreciation (depreciation) during the period......            (14,567)           (840,094)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (6,322)           (175,157)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                899           1,574,803
   Net transfers...........................................................              1,543            (999,797)
   Surrenders for benefit payments and fees................................             (9,571)         (2,531,278)
   Other transactions......................................................                 --                 139
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                 --                (358)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (7,129)         (1,956,491)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            (13,451)         (2,131,648)

NET ASSETS:
   Beginning of period.....................................................            137,424          10,854,930
                                                                             ------------------  ------------------
   End of period...........................................................  $         123,973   $       8,723,282
                                                                             ==================  ==================

                                                                                                       BLACKROCK
                                                                                  BLACKROCK              VALUE
                                                                                  LARGE CAP          OPPORTUNITIES
                                                                                  CORE FUND           FUND, INC.
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $             (280)   $           1,016
   Net realized gain (loss) on security transactions.......................               3,825                  144
   Net realized gain distributions.........................................               1,705                   --
   Change in unrealized appreciation (depreciation) during the period......              (5,611)              (6,161)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                (361)              (5,001)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               3,295                6,476
   Net transfers...........................................................              (2,061)                  --
   Surrenders for benefit payments and fees................................              (9,423)                 (15)
   Other transactions......................................................                   1                   --
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              (8,188)               6,461
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              (8,549)               1,460

NET ASSETS:
   Beginning of period.....................................................              78,970               56,568
                                                                             -------------------  -------------------
   End of period...........................................................  $           70,421    $          58,028
                                                                             ===================  ===================


                                                                                  BLACKROCK            BLACKROCK
                                                                                  SMALL CAP          MID CAP VALUE
                                                                               GROWTH FUND II     OPPORTUNITIES FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          (5,918)   $            (374)
   Net realized gain (loss) on security transactions.......................             (17,661)              (6,560)
   Net realized gain distributions.........................................              79,155              181,487
   Change in unrealized appreciation (depreciation) during the period......            (100,832)            (298,524)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (45,256)            (123,971)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             104,307              325,937
   Net transfers...........................................................              (3,387)              (6,701)
   Surrenders for benefit payments and fees................................             (76,475)            (321,753)
   Other transactions......................................................                   1                   (2)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                 (45)                (102)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              24,401               (2,621)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             (20,855)            (126,592)

NET ASSETS:
   Beginning of period.....................................................             821,630            1,471,405
                                                                             -------------------  -------------------
   End of period...........................................................   $         800,775    $       1,344,813
                                                                             ===================  ===================

                                                                                  BLACKROCK
                                                                                INTERNATIONAL         BLACKROCK
                                                                                OPPORTUNITIES      MID CAP GROWTH
                                                                                  PORTFOLIO       EQUITY PORTFOLIO
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (4,395)  $           (3,100)
   Net realized gain (loss) on security transactions.......................             (4,325)               5,290
   Net realized gain distributions.........................................                 --                7,403
   Change in unrealized appreciation (depreciation) during the period......             (6,160)               6,319
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (14,880)              15,912
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            179,589               24,627
   Net transfers...........................................................            (12,074)              (1,233)
   Surrenders for benefit payments and fees................................            (68,970)             (33,618)
   Other transactions......................................................                100                   (3)
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................                (14)                  (8)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             98,631              (10,235)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................             83,751                5,677

NET ASSETS:
   Beginning of period.....................................................            927,088              290,908
                                                                             ------------------  -------------------
   End of period...........................................................  $       1,010,839   $          296,585
                                                                             ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-242

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-243

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                               VICTORY MUNDER          NEUBERGER
                                                                                MID-CAP CORE        BERMAN SOCIALLY
                                                                                 GROWTH FUND        RESPONSIVE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          (8,660)   $          6,978
   Net realized gain (loss) on security transactions........................             86,054              13,270
   Net realized gain distributions..........................................            425,156             124,483
   Change in unrealized appreciation (depreciation) during the period.......           (727,320)           (160,712)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........           (224,770)            (15,981)
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            599,666             302,765
   Net transfers............................................................             (2,405)            (95,917)
   Surrenders for benefit payments and fees.................................           (200,245)           (359,397)
   Other transactions.......................................................               (134)                 15
   Death benefits...........................................................                 --                  --
   Net loan activity........................................................               (109)                (12)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            396,773            (152,546)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            172,003            (168,527)

NET ASSETS:
   Beginning of period......................................................          4,218,249           1,598,555
                                                                              ------------------  ------------------
   End of period............................................................  $       4,390,252    $      1,430,028
                                                                              ==================  ==================

                                                                                   NUVEEN
                                                                                 TRADEWINDS           THE OAKMARK
                                                                                INTERNATIONAL        INTERNATIONAL
                                                                                 VALUE FUND         SMALL CAP FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $              89    $          9,549
   Net realized gain (loss) on security transactions........................                 24              (7,111)
   Net realized gain distributions..........................................                 --              11,272
   Change in unrealized appreciation (depreciation) during the period.......                (59)             (8,592)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........                 54               5,118
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................              3,438                 806
   Net transfers............................................................              2,209               7,855
   Surrenders for benefit payments and fees.................................                (50)            (65,282)
   Other transactions.......................................................                 (1)                 --
   Death benefits...........................................................                 --                  --
   Net loan activity........................................................                 --                  --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...              5,596             (56,621)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................              5,650             (51,503)

NET ASSETS:
   Beginning of period......................................................             15,762             521,712
                                                                              ------------------  ------------------
   End of period............................................................  $          21,412    $        470,209
                                                                              ==================  ==================


                                                                                 THE OAKMARK          OPPENHEIMER
                                                                                 EQUITY AND             CAPITAL
                                                                                 INCOME FUND       APPRECIATION FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  -------------------
OPERATIONS:
   Net investment income (loss).............................................  $         190,176    $          (6,303)
   Net realized gain (loss) on security transactions........................             71,222                6,282
   Net realized gain distributions..........................................            862,084              148,679
   Change in unrealized appreciation (depreciation) during the period.......         (1,929,125)             (85,978)
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations..........           (805,643)              62,680
                                                                              ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases................................................................          2,713,610               64,093
   Net transfers............................................................           (341,442)            (517,486)
   Surrenders for benefit payments and fees.................................         (1,084,242)             (86,099)
   Other transactions.......................................................                (21)                  37
   Death benefits...........................................................                 --                   --
   Net loan activity........................................................               (154)                 (22)
   Net annuity transactions.................................................                 --                   --
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions...          1,287,751             (539,477)
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets....................................            482,108             (476,797)

NET ASSETS:
   Beginning of period......................................................         16,811,434            1,705,409
                                                                              ------------------  -------------------
   End of period............................................................  $      17,293,542    $       1,228,612
                                                                              ==================  ===================


                                                                                                     OPPENHEIMER
                                                                                  OPPENHEIMER       INTERNATIONAL
                                                                                  GLOBAL FUND        GROWTH FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          12,101   $          33,220
   Net realized gain (loss) on security transactions........................            166,745              60,614
   Net realized gain distributions..........................................            266,286                  --
   Change in unrealized appreciation (depreciation) during the period.......           (229,250)             41,281
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            215,882             135,115
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            666,823           1,185,797
   Net transfers............................................................           (192,394)           (151,621)
   Surrenders for benefit payments and fees.................................           (516,081)           (794,400)
   Other transactions.......................................................                 98                (262)
   Death benefits...........................................................                 --                  --
   Net loan activity........................................................               (240)               (191)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            (41,794)            239,323
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            174,088             374,438

NET ASSETS:
   Beginning of period......................................................          6,103,021           4,295,406
                                                                              ------------------  ------------------
   End of period............................................................  $       6,277,109   $       4,669,844
                                                                              ==================  ==================


                                                                                                     OPPENHEIMER
                                                                                  OPPENHEIMER     GLOBAL STRATEGIC
                                                                               MAIN STREET FUND      INCOME FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $            (364)  $          19,908
   Net realized gain (loss) on security transactions........................             33,023              (5,340)
   Net realized gain distributions..........................................             30,331                  --
   Change in unrealized appreciation (depreciation) during the period.......            (61,297)            (35,696)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........              1,693             (21,128)
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             61,738             156,681
   Net transfers............................................................            (44,114)            (36,103)
   Surrenders for benefit payments and fees.................................            (18,298)            (62,736)
   Other transactions.......................................................                 --                 (30)
   Death benefits...........................................................                 --                  --
   Net loan activity........................................................                (17)                (53)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...               (691)             57,759
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................              1,002              36,631

NET ASSETS:
   Beginning of period......................................................            275,644             583,946
                                                                              ------------------  ------------------
   End of period............................................................  $         276,646   $         620,577
                                                                              ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-244

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-245

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                   OPPENHEIMER        OPPENHEIMER
                                                                                   MAIN STREET        DEVELOPING
                                                                                  MID CAP FUND       MARKETS FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (9,543)  $           6,537
   Net realized gain (loss) on security transactions.........................            124,766             (74,750)
   Net realized gain distributions...........................................            299,704                  --
   Change in unrealized appreciation (depreciation) during the period........           (637,186)           (805,236)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (222,259)           (873,449)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            305,838           1,200,723
   Net transfers.............................................................            (14,523)            (94,980)
   Surrenders for benefit payments and fees..................................           (173,809)           (674,119)
   Other transactions........................................................                 (3)                355
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (11)               (126)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            117,492             431,853
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (104,767)           (441,596)

NET ASSETS:
   Beginning of period.......................................................          2,736,323           5,808,852
                                                                               ------------------  ------------------
   End of period.............................................................  $       2,631,556   $       5,367,256
                                                                               ==================  ==================

                                                                                                        OPPENHEIMER
                                                                                   OPPENHEIMER            CAPITAL
                                                                                   EQUITY FUND          INCOME FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $             (42)  $              13
   Net realized gain (loss) on security transactions.........................               5,897                  --
   Net realized gain distributions...........................................              20,953                  --
   Change in unrealized appreciation (depreciation) during the period........             (29,271)                (27)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              (2,463)                (14)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              21,144                  87
   Net transfers.............................................................                (463)                 --
   Surrenders for benefit payments and fees..................................              (1,503)                 (1)
   Other transactions........................................................                  (1)                 --
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                  --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              19,177                  86
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              16,714                  72

NET ASSETS:
   Beginning of period.......................................................             227,478                 658
                                                                               -------------------  ------------------
   End of period.............................................................   $         244,192   $             730
                                                                               ===================  ==================

                                                                                  OPPENHEIMER          OPPENHEIMER
                                                                                 INTERNATIONAL           MID CAP
                                                                                   BOND FUND           VALUE FUND
                                                                                  SUB-ACCOUNT       SUB-ACCOUNT (37)
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         122,979    $          (1,861)
   Net realized gain (loss) on security transactions.........................           (156,108)             131,190
   Net realized gain distributions...........................................                 --                   --
   Change in unrealized appreciation (depreciation) during the period........           (195,699)            (181,524)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........           (228,828)             (52,195)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            782,819               70,496
   Net transfers.............................................................           (194,550)             (27,659)
   Surrenders for benefit payments and fees..................................         (1,301,176)            (403,187)
   Other transactions........................................................                (73)                  --
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................               (168)                 (30)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (713,148)            (360,380)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (941,976)            (412,575)

NET ASSETS:
   Beginning of period.......................................................          5,522,444              930,587
                                                                               ------------------  -------------------
   End of period.............................................................  $       4,580,468    $         518,012
                                                                               ==================  ===================

                                                                                   OPPENHEIMER        OPPENHEIMER
                                                                                   MAIN STREET      GOLD & SPECIAL
                                                                                 SELECT FUND(R)      MINERALS FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (2,992)  $         (11,270)
   Net realized gain (loss) on security transactions.........................             24,443            (308,808)
   Net realized gain distributions...........................................            100,043                  --
   Change in unrealized appreciation (depreciation) during the period........           (144,765)            (11,687)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (23,271)           (331,765)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            124,447             379,150
   Net transfers.............................................................             13,545             102,085
   Surrenders for benefit payments and fees..................................            (67,330)           (160,559)
   Other transactions........................................................                 (2)                 (8)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (61)               (105)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             70,599             320,563
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             47,328             (11,202)

NET ASSETS:
   Beginning of period.......................................................            933,840           1,188,488
                                                                               ------------------  ------------------
   End of period.............................................................  $         981,168   $       1,177,286
                                                                               ==================  ==================

                                                                                                       OPPENHEIMER
                                                                                   OPPENHEIMER           EQUITY
                                                                                REAL ESTATE FUND       INCOME FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $         18,556   $           7,519
   Net realized gain (loss) on security transactions.........................             89,828                 379
   Net realized gain distributions...........................................            112,176              12,971
   Change in unrealized appreciation (depreciation) during the period........           (196,871)            (49,153)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             23,689             (28,284)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            253,784              46,632
   Net transfers.............................................................             (1,162)              1,867
   Surrenders for benefit payments and fees..................................           (414,296)            (12,337)
   Other transactions........................................................                 (2)                  3
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (107)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (161,783)             36,165
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (138,094)              7,881

NET ASSETS:
   Beginning of period.......................................................          1,727,516             245,612
                                                                               ------------------  ------------------
   End of period.............................................................   $      1,589,422   $         253,493
                                                                               ==================  ==================

(37) Formerly Oppenheimer Small- & Mid- Cap Value Fund. Change effective September 1, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-246

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-247

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                  OPPENHEIMER          OPPENHEIMER
                                                                                 INTERNATIONAL           RISING
                                                                               DIVERSIFIED FUND      DIVIDENDS FUND
                                                                                  SUB-ACCOUNT       SUB-ACCOUNT (38)
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $              46    $              24
   Net realized gain (loss) on security transactions.........................                124                   --
   Net realized gain distributions...........................................                 --                  407
   Change in unrealized appreciation (depreciation) during the period........             (1,066)                (455)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........               (896)                 (24)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             26,152                  524
   Net transfers.............................................................             (1,520)               6,709
   Surrenders for benefit payments and fees..................................             (1,893)                  --
   Other transactions........................................................                 --                   --
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 (1)                  --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             22,738                7,233
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             21,842                7,209

NET ASSETS:
   Beginning of period.......................................................             64,628                   --
                                                                               ------------------  -------------------
   End of period.............................................................  $          86,470    $           7,209
                                                                               ==================  ===================

                                                                                     PUTNAM
                                                                                     GLOBAL              PUTNAM VT
                                                                                   EQUITY FUND        HIGH YIELD FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $             144   $          25,060
   Net realized gain (loss) on security transactions.........................                  45              (1,783)
   Net realized gain distributions...........................................                  --                  --
   Change in unrealized appreciation (depreciation) during the period........              (1,575)            (45,515)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              (1,386)            (22,238)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                 520               1,851
   Net transfers.............................................................                 379             (22,274)
   Surrenders for benefit payments and fees..................................                  --              (5,182)
   Other transactions........................................................                   1                   1
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                  --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                 900             (25,604)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................                (486)            (47,842)

NET ASSETS:
   Beginning of period.......................................................              56,928             406,082
                                                                               -------------------  ------------------
   End of period.............................................................   $          56,442   $         358,240
                                                                               ===================  ==================

                                                                                   PUTNAM VT           PUTNAM VT
                                                                                 INTERNATIONAL         MULTI-CAP
                                                                                  GROWTH FUND         GROWTH FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (962)  $            (979)
   Net realized gain (loss) on security transactions.........................                673              27,249
   Net realized gain distributions...........................................                 --               7,591
   Change in unrealized appreciation (depreciation) during the period........              1,720             (35,907)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              1,431              (2,046)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              4,739               5,760
   Net transfers.............................................................            (11,765)            (71,140)
   Surrenders for benefit payments and fees..................................                 --             (33,550)
   Other transactions........................................................                  1                  (1)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................               (586)               (673)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (7,611)            (99,604)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             (6,180)           (101,650)

NET ASSETS:
   Beginning of period.......................................................            137,426             654,416
                                                                               ------------------  ------------------
   End of period.............................................................  $         131,246   $         552,766
                                                                               ==================  ==================

                                                                                    PUTNAM VT             PIONEER
                                                                                    SMALL CAP           DISCIPLINED
                                                                                   VALUE FUND           VALUE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $             362   $              54
   Net realized gain (loss) on security transactions.........................               8,143                (694)
   Net realized gain distributions...........................................              27,497              17,770
   Change in unrealized appreciation (depreciation) during the period........             (47,811)            (23,590)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (11,809)             (6,460)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               9,886              11,274
   Net transfers.............................................................             (36,277)              1,482
   Surrenders for benefit payments and fees..................................             (13,888)             (3,303)
   Other transactions........................................................                  (1)                 --
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                  (3)
   Net annuity transactions..................................................             (12,707)                 --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (52,987)              9,450
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             (64,796)              2,990

NET ASSETS:
   Beginning of period.......................................................             280,504              90,226
                                                                               -------------------  ------------------
   End of period.............................................................   $         215,708   $          93,216
                                                                               ===================  ==================

                                                                                                        PIONEER
                                                                                PIONEER EMERGING      FUNDAMENTAL
                                                                                  MARKETS FUND        GROWTH FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          26,932   $            (128)
   Net realized gain (loss) on security transactions.........................            (90,873)                112
   Net realized gain distributions...........................................             20,634                 802
   Change in unrealized appreciation (depreciation) during the period........           (167,466)                134
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (210,773)                920
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            205,499               4,677
   Net transfers.............................................................           (156,314)               (145)
   Surrenders for benefit payments and fees..................................           (113,013)               (666)
   Other transactions........................................................                 13                  (1)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (18)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (63,833)              3,865
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (274,606)              4,785

NET ASSETS:
   Beginning of period.......................................................          1,306,797              15,890
                                                                               ------------------  ------------------
   End of period.............................................................  $       1,032,191   $          20,675
                                                                               ==================  ==================

(38)  Funded as of October 26, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-248

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-249

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                  ALLIANZGI           ALLIANZGI
                                                                              NFJ INTERNATIONAL     NFJ SMALL-CAP
                                                                                 VALUE FUND          VALUE FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $           1,169   $          14,626
   Net realized gain (loss) on security transactions.......................                 (4)            (41,191)
   Net realized gain distributions.........................................                 --             215,724
   Change in unrealized appreciation (depreciation) during the period......             (9,791)           (346,895)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (8,626)           (157,736)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              5,443             201,402
   Net transfers...........................................................                511             (18,263)
   Surrenders for benefit payments and fees................................               (190)           (100,620)
   Other transactions......................................................                  3                   2
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                 --                 (55)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..              5,767              82,466
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................             (2,859)            (75,270)

NET ASSETS:
   Beginning of period.....................................................             57,458           1,656,450
                                                                             ------------------  ------------------
   End of period...........................................................  $          54,599   $       1,581,180
                                                                             ==================  ==================

                                                                                  ALLIANZGI        AMG MANAGERS
                                                                                NFJ DIVIDEND          CADENCE
                                                                                 VALUE FUND        MID CAP FUND
                                                                                 SUB-ACCOUNT        SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          80,485   $            (761)
   Net realized gain (loss) on security transactions.......................            203,702               4,219
   Net realized gain distributions.........................................                 --               4,841
   Change in unrealized appreciation (depreciation) during the period......           (804,943)             (9,686)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........           (520,756)             (1,387)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................          1,000,960               9,046
   Net transfers...........................................................             44,061             (33,715)
   Surrenders for benefit payments and fees................................           (924,526)               (260)
   Other transactions......................................................                (68)                 --
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................               (298)                 --
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            120,129             (24,929)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................           (400,627)            (26,316)

NET ASSETS:
   Beginning of period.....................................................          5,634,564              72,221
                                                                             ------------------  ------------------
   End of period...........................................................  $       5,233,937   $          45,905
                                                                             ==================  ==================

                                                                                    PIMCO
                                                                              EMERGING MARKETS
                                                                                  BOND FUND          PIONEER FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          39,260    $          (1,439)
   Net realized gain (loss) on security transactions.......................             (24,447)              (6,358)
   Net realized gain distributions.........................................               5,341               67,640
   Change in unrealized appreciation (depreciation) during the period......             (57,378)             (67,080)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (37,224)              (7,237)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             121,336              150,576
   Net transfers...........................................................             (33,541)             (86,382)
   Surrenders for benefit payments and fees................................            (192,918)            (101,429)
   Other transactions......................................................                 (71)                  (2)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                 (23)                 (44)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (105,217)             (37,281)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (142,441)             (44,518)

NET ASSETS:
   Beginning of period.....................................................           1,022,783              606,703
                                                                             -------------------  -------------------
   End of period...........................................................   $         880,342    $         562,185
                                                                             ===================  ===================

                                                                                                        PIONEER
                                                                                   PIONEER             STRATEGIC
                                                                               HIGH YIELD FUND        INCOME FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          89,844   $          104,323
   Net realized gain (loss) on security transactions.......................             (44,909)             (26,147)
   Net realized gain distributions.........................................              14,291                   --
   Change in unrealized appreciation (depreciation) during the period......            (169,424)            (150,348)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (110,198)             (72,172)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             296,374              831,668
   Net transfers...........................................................             (27,800)             (43,153)
   Surrenders for benefit payments and fees................................            (283,015)            (711,452)
   Other transactions......................................................                (175)                 (24)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                (104)                (146)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (14,720)              76,893
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (124,918)               4,721

NET ASSETS:
   Beginning of period.....................................................           2,092,001            3,423,652
                                                                             -------------------  -------------------
   End of period...........................................................   $       1,967,083   $        3,428,373
                                                                             ===================  ===================

                                                                                   PIONEER             PIONEER
                                                                                   MID CAP         SELECT MID CAP
                                                                                 VALUE FUND          GROWTH FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (6,630)  $          (4,462)
   Net realized gain (loss) on security transactions.......................             22,045                 (58)
   Net realized gain distributions.........................................            104,268              47,112
   Change in unrealized appreciation (depreciation) during the period......           (210,937)            (61,694)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            (91,254)            (19,102)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            184,164              29,716
   Net transfers...........................................................           (124,318)            314,517
   Surrenders for benefit payments and fees................................           (193,330)            (32,562)
   Other transactions......................................................                (43)                 --
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................               (170)                 --
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (133,697)            311,671
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................           (224,951)            292,569

NET ASSETS:
   Beginning of period.....................................................          1,357,830             288,521
                                                                             ------------------  ------------------
   End of period...........................................................  $       1,132,879   $         581,090
                                                                             ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-250

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-251

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                                        PUTNAM
                                                                                 PIMCO TOTAL            EQUITY
                                                                               RETURN III FUND        INCOME FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $           3,337    $           5,531
   Net realized gain (loss) on security transactions.......................                (512)              (7,407)
   Net realized gain distributions.........................................               2,924               24,700
   Change in unrealized appreciation (depreciation) during the period......              (7,407)             (60,673)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              (1,658)             (37,849)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              37,396              100,807
   Net transfers...........................................................               1,708            1,029,920
   Surrenders for benefit payments and fees................................              (6,349)            (984,975)
   Other transactions......................................................                   3                   (2)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  (4)                 (22)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              32,754              145,728
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              31,096              107,879

NET ASSETS:
   Beginning of period.....................................................             158,600              481,643
                                                                             -------------------  -------------------
   End of period...........................................................   $         189,696    $         589,522
                                                                             ===================  ===================


                                                                                   PUTNAM               PUTNAM
                                                                                 HIGH YIELD          INTERNATIONAL
                                                                               ADVANTAGE FUND         EQUITY FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          61,213    $           9,729
   Net realized gain (loss) on security transactions.......................              (4,190)               8,738
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......            (125,470)             (17,578)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (68,447)                 889
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             182,339                2,311
   Net transfers...........................................................              17,319               (7,183)
   Surrenders for benefit payments and fees................................            (265,276)             (27,502)
   Other transactions......................................................                   1                   (1)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                 (64)                  --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (65,681)             (32,375)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (134,128)             (31,486)

NET ASSETS:
   Beginning of period.....................................................           1,337,853              467,866
                                                                             -------------------  -------------------
   End of period...........................................................   $       1,203,725    $         436,380
                                                                             ===================  ===================


                                                                                   PUTNAM
                                                                                  MULTI-CAP             PUTNAM
                                                                                 GROWTH FUND         VOYAGER FUND
                                                                                 SUB-ACCOUNT       SUB-ACCOUNT (39)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $             (40)   $               4
   Net realized gain (loss) on security transactions.......................                  71                   (1)
   Net realized gain distributions.........................................                 959                   18
   Change in unrealized appreciation (depreciation) during the period......              (1,120)                 (37)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                (130)                 (16)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 748                  524
   Net transfers...........................................................                  --                   --
   Surrenders for benefit payments and fees................................                (806)                  (9)
   Other transactions......................................................                  (1)                  --
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..                 (59)                 515
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................                (189)                 499

NET ASSETS:
   Beginning of period.....................................................               8,973                   --
                                                                             -------------------  -------------------
   End of period...........................................................   $           8,784    $             499
                                                                             ===================  ===================

                                                                                   PUTNAM
                                                                                INTERNATIONAL           PUTNAM
                                                                                   CAPITAL             SMALL CAP
                                                                             OPPORTUNITIES FUND       GROWTH FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $            1,595   $           (1,235)
   Net realized gain (loss) on security transactions.......................              (9,899)              11,721
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......              18,981              (19,104)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              10,677               (8,618)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              62,779               30,538
   Net transfers...........................................................             (14,851)              (5,828)
   Surrenders for benefit payments and fees................................            (821,732)             (31,636)
   Other transactions......................................................                  --                   (2)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  (3)                  (7)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (773,807)              (6,935)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (763,130)             (15,553)

NET ASSETS:
   Beginning of period.....................................................           1,002,370              199,120
                                                                             -------------------  -------------------
   End of period...........................................................  $          239,240   $          183,567
                                                                             ===================  ===================


                                                                                                         ROYCE
                                                                                    ROYCE          SMALLER-COMPANIES
                                                                              TOTAL RETURN FUND       GROWTH FUND
                                                                                 SUB-ACCOUNT       SUB-ACCOUNT (40)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           (1,004)  $           (2,209)
   Net realized gain (loss) on security transactions.......................             (29,183)               2,033
   Net realized gain distributions.........................................              91,049              100,563
   Change in unrealized appreciation (depreciation) during the period......            (115,445)            (109,385)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (54,583)              (8,998)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              94,185               25,100
   Net transfers...........................................................              25,828              (74,589)
   Surrenders for benefit payments and fees................................            (148,264)             (55,885)
   Other transactions......................................................                   2                   (3)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                 (24)                  (7)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (28,273)            (105,384)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             (82,856)            (114,382)

NET ASSETS:
   Beginning of period.....................................................             637,174              620,804
                                                                             -------------------  -------------------
   End of period...........................................................  $          554,318   $          506,422
                                                                             ===================  ===================

(39)  Funded as of February 24, 2015.

(40)  Formerly Royce Value Plus Fund. Change effective May 1, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-252

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-253

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                    ROYCE
                                                                                  SMALL-CAP               RS
                                                                                 VALUE FUND           VALUE FUND
                                                                              SUB-ACCOUNT (41)        SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $            (802)   $              --
   Net realized gain (loss) on security transactions.......................              (6,867)              46,392
   Net realized gain distributions.........................................             133,389              198,263
   Change in unrealized appreciation (depreciation) during the period......            (209,620)            (390,845)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (83,900)            (146,190)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             109,950              392,477
   Net transfers...........................................................              32,351              (81,722)
   Surrenders for benefit payments and fees................................             (40,176)            (174,531)
   Other transactions......................................................                   4                   (1)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  (9)                 (41)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             102,120              136,182
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              18,220              (10,008)

NET ASSETS:
   Beginning of period.....................................................             638,873            2,345,142
                                                                             -------------------  -------------------
   End of period...........................................................   $         657,093    $       2,335,134
                                                                             ===================  ===================


                                                                                  COLUMBIA             COLUMBIA
                                                                             DIVERSIFIED EQUITY      SMALL/MID CAP
                                                                                 INCOME FUND          VALUE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $           1,853   $           (3,223)
   Net realized gain (loss) on security transactions.......................               8,460               20,369
   Net realized gain distributions.........................................              12,813               16,732
   Change in unrealized appreciation (depreciation) during the period......             (26,132)             (56,852)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              (3,006)             (22,974)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              10,311               53,714
   Net transfers...........................................................             (19,899)             (23,841)
   Surrenders for benefit payments and fees................................             (23,360)             (35,965)
   Other transactions......................................................                   1                    3
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                 (10)                  (2)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (32,957)              (6,091)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             (35,963)             (29,065)

NET ASSETS:
   Beginning of period.....................................................             141,719              314,232
                                                                             -------------------  -------------------
   End of period...........................................................   $         105,756   $          285,167
                                                                             ===================  ===================

                                                                                  COLUMBIA
                                                                                MULTI-ADVISOR         RIDGEWORTH
                                                                                  SMALL CAP         SMALL CAP VALUE
                                                                                 VALUE FUND           EQUITY FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $              (23)  $            2,548
   Net realized gain (loss) on security transactions.......................                 412              (37,089)
   Net realized gain distributions.........................................               1,560              295,187
   Change in unrealized appreciation (depreciation) during the period......              (3,698)            (353,874)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              (1,749)             (93,228)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               3,274              198,088
   Net transfers...........................................................                (534)             (72,451)
   Surrenders for benefit payments and fees................................              (1,677)            (400,252)
   Other transactions......................................................                  --                   --
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  (1)                 (19)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               1,062             (274,634)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................                (687)            (367,862)

NET ASSETS:
   Beginning of period.....................................................              17,368            1,497,697
                                                                             -------------------  -------------------
   End of period...........................................................  $           16,681   $        1,129,835
                                                                             ===================  ===================


                                                                                 RIDGEWORTH          RIDGEWORTH
                                                                                MID-CAP VALUE     SEIX TOTAL RETURN
                                                                                 EQUITY FUND          BOND FUND
                                                                                 SUB-ACCOUNT      SUB-ACCOUNT (42)
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $            (259)  $           7,016
   Net realized gain (loss) on security transactions.......................              8,372                (826)
   Net realized gain distributions.........................................             56,731                 163
   Change in unrealized appreciation (depreciation) during the period......           (141,415)             (6,174)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            (76,571)                179
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            164,812              40,316
   Net transfers...........................................................             (6,083)                (77)
   Surrenders for benefit payments and fees................................            (82,140)           (633,980)
   Other transactions......................................................                 (2)                 22
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                (40)                (14)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             76,547            (593,733)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................                (24)           (593,554)

NET ASSETS:
   Beginning of period.....................................................          1,058,159             760,043
                                                                             ------------------  ------------------
   End of period...........................................................  $       1,058,135   $         166,489
                                                                             ==================  ==================


                                                                                 RIDGEWORTH           DEUTSCHE
                                                                               LARGE CAP VALUE       REAL ESTATE
                                                                                 EQUITY FUND       SECURITIES FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $             571   $             316
   Net realized gain (loss) on security transactions.......................               (151)                331
   Net realized gain distributions.........................................              6,959               4,564
   Change in unrealized appreciation (depreciation) during the period......            (12,039)             (4,609)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (4,660)                602
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             18,157               6,922
   Net transfers...........................................................             (1,513)             15,345
   Surrenders for benefit payments and fees................................               (448)            (20,902)
   Other transactions......................................................                  1                  (1)
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                 --                  --
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             16,197               1,364
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................             11,537               1,966

NET ASSETS:
   Beginning of period.....................................................             73,935              26,341
                                                                             ------------------  ------------------
   End of period...........................................................  $          85,472   $          28,307
                                                                             ==================  ==================

(41)  Formerly Royce Value Fund. Change effective May 1, 2015.

(42)  Formerly RidgeWorth Total Return Bond Fund. Change effective August 1,
      2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-254

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-255

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                   DEUTSCHE            DEUTSCHE
                                                                                    EQUITY              CAPITAL
                                                                                 DIVIDEND FUND        GROWTH FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           4,268   $             (11)
   Net realized gain (loss) on security transactions.........................              5,509                  --
   Net realized gain distributions...........................................                 --                 206
   Change in unrealized appreciation (depreciation) during the period........            (33,555)               (156)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (23,778)                 39
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             32,906               1,962
   Net transfers.............................................................            (25,347)                (12)
   Surrenders for benefit payments and fees..................................            (88,542)                 (5)
   Other transactions........................................................                  2                  --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (80,981)              1,945
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (104,759)              1,984

NET ASSETS:
   Beginning of period.......................................................            298,166                 251
                                                                               ------------------  ------------------
   End of period.............................................................  $         193,407   $           2,235
                                                                               ==================  ==================

                                                                                    DEUTSCHE
                                                                                    ENHANCED
                                                                                EMERGING MARKETS       SSGA S&P 500
                                                                                  FIXED INCOME          INDEX FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $           1,166   $          21,823
   Net realized gain (loss) on security transactions.........................              (2,054)             97,940
   Net realized gain distributions...........................................                  --              34,073
   Change in unrealized appreciation (depreciation) during the period........              (2,066)           (146,118)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              (2,954)              7,718
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               7,297             142,877
   Net transfers.............................................................              (5,334)            (17,461)
   Surrenders for benefit payments and fees..................................              (7,602)           (134,801)
   Other transactions........................................................                   1                  --
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                  (8)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              (5,638)             (9,393)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              (8,592)             (1,675)

NET ASSETS:
   Beginning of period.......................................................              38,151           1,659,809
                                                                               -------------------  ------------------
   End of period.............................................................   $          29,559   $       1,658,134
                                                                               ===================  ==================


                                                                                                       DEUTSCHE
                                                                                    DEUTSCHE            GLOBAL
                                                                                 CORE EQUITY VIP      GROWTH FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             305   $            (992)
   Net realized gain (loss) on security transactions.........................              3,839               1,770
   Net realized gain distributions...........................................                487                  --
   Change in unrealized appreciation (depreciation) during the period........              4,903              (3,986)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              9,534              (3,208)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              1,318              10,514
   Net transfers.............................................................             (1,562)                 --
   Surrenders for benefit payments and fees..................................            (19,934)             (7,800)
   Other transactions........................................................                 (1)                  1
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (20,179)              2,715
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (10,645)               (493)

NET ASSETS:
   Beginning of period.......................................................            215,292             127,647
                                                                               ------------------  ------------------
   End of period.............................................................  $         204,647   $         127,154
                                                                               ==================  ==================


                                                                                                       CLEARBRIDGE
                                                                                  CLEARBRIDGE          AGGRESSIVE
                                                                               APPRECIATION FUND       GROWTH FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           1,133    $          (1,706)
   Net realized gain (loss) on security transactions.........................              3,204               28,295
   Net realized gain distributions...........................................             10,890                5,929
   Change in unrealized appreciation (depreciation) during the period........            (14,754)             (52,309)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........                473              (19,791)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             37,401                5,908
   Net transfers.............................................................             64,854                   --
   Surrenders for benefit payments and fees..................................            (26,766)             (90,761)
   Other transactions........................................................                  1                    3
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 --                   --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             75,490              (84,850)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             75,963             (104,641)

NET ASSETS:
   Beginning of period.......................................................            228,360              257,952
                                                                               ------------------  -------------------
   End of period.............................................................  $         304,323    $         153,311
                                                                               ==================  ===================


                                                                                   CLEARBRIDGE          CLEARBRIDGE
                                                                                     ALL CAP              MID CAP
                                                                                   VALUE FUND            CORE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $               26   $          (3,438)
   Net realized gain (loss) on security transactions.........................                 (27)             39,316
   Net realized gain distributions...........................................               1,406              22,360
   Change in unrealized appreciation (depreciation) during the period........              (3,249)            (49,448)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              (1,844)              8,790
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               1,760              97,471
   Net transfers.............................................................                  --             (10,138)
   Surrenders for benefit payments and fees..................................              (1,602)           (205,662)
   Other transactions........................................................                  --                   1
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                 (55)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                 158            (118,383)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              (1,686)           (109,593)

NET ASSETS:
   Beginning of period.......................................................              28,135             584,124
                                                                               -------------------  ------------------
   End of period.............................................................  $           26,449   $         474,531
                                                                               ===================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-256

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-257

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                  CLEARBRIDGE           THORNBURG
                                                                                   SMALL CAP          INTERNATIONAL
                                                                                  GROWTH FUND          VALUE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (4,471)   $          (3,623)
   Net realized gain (loss) on security transactions.........................             17,140               59,992
   Net realized gain distributions...........................................              7,590              484,244
   Change in unrealized appreciation (depreciation) during the period........            (57,239)            (305,218)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            (36,980)             235,395
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             90,657              513,387
   Net transfers.............................................................            (66,070)            (689,672)
   Surrenders for benefit payments and fees..................................            (32,913)            (787,071)
   Other transactions........................................................                 21                 (171)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (25)                (121)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (8,330)            (963,648)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            (45,310)            (728,253)

NET ASSETS:
   Beginning of period.......................................................            655,846            3,933,531
                                                                               ------------------  -------------------
   End of period.............................................................  $         610,536    $       3,205,278
                                                                               ==================  ===================


                                                                                    THORNBURG           THORNBURG
                                                                                   VALUE FUND       CORE GROWTH FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         (11,749)  $          (7,870)
   Net realized gain (loss) on security transactions.........................             54,999              98,176
   Net realized gain distributions...........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period........            (10,964)            (85,529)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             32,286               4,777
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            147,852             115,343
   Net transfers.............................................................            (54,709)            (40,127)
   Surrenders for benefit payments and fees..................................           (123,596)           (286,452)
   Other transactions........................................................                 (2)                (13)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (162)               (116)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (30,617)           (211,365)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              1,669            (206,588)

NET ASSETS:
   Beginning of period.......................................................          1,353,387           1,105,782
                                                                               ------------------  ------------------
   End of period.............................................................  $       1,355,056   $         899,194
                                                                               ==================  ==================

                                                                                 TIMOTHY PLAN
                                                                                 LARGE/MID CAP         UBS DYNAMIC
                                                                                  VALUE FUND           ALPHA FUND
                                                                                  SUB-ACCOUNT       SUB-ACCOUNT (21)
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (1,833)   $              26
   Net realized gain (loss) on security transactions.........................              6,101                   57
   Net realized gain distributions...........................................             25,530                   --
   Change in unrealized appreciation (depreciation) during the period........            (36,249)                (174)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             (6,451)                 (91)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             47,474                   --
   Net transfers.............................................................            (29,640)                  --
   Surrenders for benefit payments and fees..................................             (9,629)              (1,141)
   Other transactions........................................................                  2                    1
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (10)                  --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....              8,197               (1,140)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................              1,746               (1,231)

NET ASSETS:
   Beginning of period.......................................................            222,965                1,231
                                                                               ------------------  -------------------
   End of period.............................................................  $         224,711    $              --
                                                                               ==================  ===================

                                                                                  T. ROWE PRICE       T. ROWE PRICE
                                                                                     GROWTH              EQUITY
                                                                                STOCK FUND, INC.       INCOME FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         (58,232)  $           9,528
   Net realized gain (loss) on security transactions.........................            448,897              47,599
   Net realized gain distributions...........................................            480,986              67,629
   Change in unrealized appreciation (depreciation) during the period........           (228,547)           (254,859)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            643,104            (130,103)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,402,084             210,493
   Net transfers.............................................................           (348,079)             25,807
   Surrenders for benefit payments and fees..................................         (1,547,183)           (502,680)
   Other transactions........................................................                 (2)                 --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (295)                (56)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (493,475)           (266,436)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            149,629            (396,539)

NET ASSETS:
   Beginning of period.......................................................          6,629,211           1,749,382
                                                                               ------------------  ------------------
   End of period.............................................................  $       6,778,840   $       1,352,843
                                                                               ==================  ==================

                                                                                 T. ROWE PRICE       T. ROWE PRICE
                                                                                RETIREMENT 2010     RETIREMENT 2020
                                                                                     FUND                FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           8,341   $          57,443
   Net realized gain (loss) on security transactions.........................             48,977             320,823
   Net realized gain distributions...........................................             28,489             279,660
   Change in unrealized appreciation (depreciation) during the period........           (118,356)           (849,483)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (32,549)           (191,557)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            177,360           1,528,725
   Net transfers.............................................................           (130,925)           (264,035)
   Surrenders for benefit payments and fees..................................           (323,425)         (1,110,703)
   Other transactions........................................................                 (5)                (87)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                (157)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (276,995)            153,743
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (309,544)            (37,814)

NET ASSETS:
   Beginning of period.......................................................          1,725,842           9,912,352
                                                                               ------------------  ------------------
   End of period.............................................................  $       1,416,298   $       9,874,538
                                                                               ==================  ==================

(21)  Not funded as of December 31, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-258

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-259

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                 T. ROWE PRICE       T. ROWE PRICE
                                                                                RETIREMENT 2030     RETIREMENT 2040
                                                                                     FUND                FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          25,529   $           3,293
   Net realized gain (loss) on security transactions.........................            302,617             220,120
   Net realized gain distributions...........................................            306,415             220,419
   Change in unrealized appreciation (depreciation) during the period........           (781,843)           (503,628)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (147,282)            (59,796)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,627,955           1,010,144
   Net transfers.............................................................            (53,648)            117,922
   Surrenders for benefit payments and fees..................................         (1,405,927)           (691,050)
   Other transactions........................................................                (95)                (67)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (690)               (175)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            167,595             436,774
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             20,313             376,978

NET ASSETS:
   Beginning of period.......................................................          8,465,391           4,658,650
                                                                               ------------------  ------------------
   End of period.............................................................  $       8,485,704   $       5,035,628
                                                                               ==================  ==================

                                                                                  T. ROWE PRICE        T. ROWE PRICE
                                                                                 RETIREMENT 2050        RETIREMENT
                                                                                      FUND             BALANCED FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $             581   $           1,363
   Net realized gain (loss) on security transactions.........................              76,971               3,056
   Net realized gain distributions...........................................              83,536               8,712
   Change in unrealized appreciation (depreciation) during the period........            (192,555)            (24,871)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (31,467)            (11,740)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             525,648              93,159
   Net transfers.............................................................               9,347             (31,630)
   Surrenders for benefit payments and fees..................................            (368,826)            (17,229)
   Other transactions........................................................                 (12)                 (1)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (60)                 (5)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             166,097              44,294
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             134,630              32,554

NET ASSETS:
   Beginning of period.......................................................           2,052,205             477,291
                                                                               -------------------  ------------------
   End of period.............................................................   $       2,186,835   $         509,845
                                                                               ===================  ==================


                                                                                   UBS GLOBAL           UBS US
                                                                                 ALLOCATION FUND    ALLOCATION FUND
                                                                                   SUB-ACCOUNT     SUB-ACCOUNT (43)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $              59   $              --
   Net realized gain (loss) on security transactions.........................                  2                  --
   Net realized gain distributions...........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period........               (138)                 (1)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                (77)                 (1)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                650                  80
   Net transfers.............................................................                 --                  --
   Surrenders for benefit payments and fees..................................                (13)                 --
   Other transactions........................................................                 (1)                 --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                636                  80
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................                559                  79

NET ASSETS:
   Beginning of period.......................................................              2,436                  --
                                                                               ------------------  ------------------
   End of period.............................................................  $           2,995   $              79
                                                                               ==================  ==================

                                                                                   VANGUARD             VANGUARD
                                                                                   SMALL-CAP             MID-CAP
                                                                                  INDEX FUND           INDEX FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          68,453    $          45,814
   Net realized gain (loss) on security transactions.........................             20,694                6,435
   Net realized gain distributions...........................................                 --                   --
   Change in unrealized appreciation (depreciation) during the period........           (270,803)            (109,813)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........           (181,656)             (57,564)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            871,212              841,108
   Net transfers.............................................................            (88,922)             146,009
   Surrenders for benefit payments and fees..................................           (276,797)            (175,258)
   Other transactions........................................................                  2                    3
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (39)                 (19)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            505,456              811,843
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            323,800              754,279

NET ASSETS:
   Beginning of period.......................................................          4,476,547            2,581,914
                                                                               ------------------  -------------------
   End of period.............................................................  $       4,800,347    $       3,336,193
                                                                               ==================  ===================

                                                                                    VANGUARD             VANGUARD
                                                                                   TOTAL BOND           TOTAL STOCK
                                                                                MARKET INDEX FUND    MARKET INDEX FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          48,803   $          66,141
   Net realized gain (loss) on security transactions.........................              (3,228)              8,082
   Net realized gain distributions...........................................               1,929                  --
   Change in unrealized appreciation (depreciation) during the period........             (43,846)            (66,917)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               3,658               7,306
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             578,618           1,495,019
   Net transfers.............................................................              91,206              40,618
   Surrenders for benefit payments and fees..................................            (190,205)           (213,170)
   Other transactions........................................................                  69                  --
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  (5)                 --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             479,683           1,322,467
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             483,341           1,329,773

NET ASSETS:
   Beginning of period.......................................................           1,643,829           2,507,925
                                                                               -------------------  ------------------
   End of period.............................................................   $       2,127,170   $       3,837,698
                                                                               ===================  ==================

(43)  Funded as of November 5, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-260

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-261

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                   VICTORY              VICTORY
                                                                                 DIVERSIFIED            SPECIAL
                                                                                 STOCK FUND           VALUE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           (2,274)  $           (6,951)
   Net realized gain (loss) on security transactions.......................             137,594              125,179
   Net realized gain distributions.........................................              71,793                   --
   Change in unrealized appreciation (depreciation) during the period......            (243,885)            (183,465)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (36,772)             (65,237)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             122,485              198,648
   Net transfers...........................................................            (508,299)            (138,484)
   Surrenders for benefit payments and fees................................            (220,832)            (330,687)
   Other transactions......................................................                  (1)                  (2)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                 (22)                 (48)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (606,669)            (270,573)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (643,441)            (335,810)

NET ASSETS:
   Beginning of period.....................................................           1,457,875            1,601,012
                                                                             -------------------  -------------------
   End of period...........................................................  $          814,434   $        1,265,202
                                                                             ===================  ===================

                                                                                   VICTORY              VICTORY
                                                                                  SYCAMORE             SYCAMORE
                                                                                SMALL COMPANY         ESTABLISHED
                                                                              OPPORTUNITY FUND        VALUE FUND
                                                                              SUB-ACCOUNT (44)     SUB-ACCOUNT (45)
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $         (14,453)  $          26,316
   Net realized gain (loss) on security transactions.......................              74,147             (46,525)
   Net realized gain distributions.........................................             305,465             459,226
   Change in unrealized appreciation (depreciation) during the period......            (407,625)           (531,554)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (42,466)            (92,537)
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             547,755           2,958,440
   Net transfers...........................................................            (102,977)            164,208
   Surrenders for benefit payments and fees................................            (589,484)           (503,227)
   Other transactions......................................................                  46                (806)
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                (185)                (32)
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (144,845)          2,618,583
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................            (187,311)          2,526,046

NET ASSETS:
   Beginning of period.....................................................           3,719,559           2,266,289
                                                                             -------------------  ------------------
   End of period...........................................................   $       3,532,248   $       4,792,335
                                                                             ===================  ==================


                                                                                   INVESCO
                                                                                  SMALL CAP             INVESCO
                                                                               DISCOVERY FUND        COMSTOCK FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (15,680)   $          55,344
   Net realized gain (loss) on security transactions.......................               8,343              307,721
   Net realized gain distributions.........................................             262,369              461,744
   Change in unrealized appreciation (depreciation) during the period......            (270,134)          (1,209,257)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (15,102)            (384,448)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             324,102              580,464
   Net transfers...........................................................            (191,234)             135,389
   Surrenders for benefit payments and fees................................            (298,717)            (862,048)
   Other transactions......................................................                  15                    4
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                (169)                (508)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (166,003)            (146,699)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (181,105)            (531,147)

NET ASSETS:
   Beginning of period.....................................................           2,070,297            6,078,480
                                                                             -------------------  -------------------
   End of period...........................................................  $        1,889,192    $       5,547,333
                                                                             ===================  ===================


                                                                                   INVESCO             INVESCO
                                                                                 EQUITY AND          GROWTH AND
                                                                                 INCOME FUND         INCOME FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $         306,402   $           17,557
   Net realized gain (loss) on security transactions.......................            241,756               91,113
   Net realized gain distributions.........................................            465,143              183,722
   Change in unrealized appreciation (depreciation) during the period......         (1,477,252)            (393,447)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........           (463,951)            (101,055)
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................          1,372,202              445,985
   Net transfers...........................................................            333,424              124,664
   Surrenders for benefit payments and fees................................         (2,240,956)            (343,627)
   Other transactions......................................................                128                   (6)
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................               (681)                 (55)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (535,883)             226,961
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................           (999,834)             125,906

NET ASSETS:
   Beginning of period.....................................................         18,157,463            2,599,034
                                                                             ------------------  -------------------
   End of period...........................................................  $      17,157,629   $        2,724,940
                                                                             ==================  ===================


                                                                                   INVESCO              INVESCO
                                                                                   MID CAP           U.S. MORTGAGE
                                                                                 GROWTH FUND             FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $         (13,044)  $               8
   Net realized gain (loss) on security transactions.......................              29,258                  --
   Net realized gain distributions.........................................             113,107                  --
   Change in unrealized appreciation (depreciation) during the period......            (128,373)                 (7)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........                 948                   1
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             213,574                 174
   Net transfers...........................................................              44,043                  --
   Surrenders for benefit payments and fees................................            (127,260)                 (5)
   Other transactions......................................................                  34                   1
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                 (14)                 --
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             130,377                 170
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................             131,325                 171

NET ASSETS:
   Beginning of period.....................................................           1,382,869                 265
                                                                             -------------------  ------------------
   End of period...........................................................   $       1,514,194   $             436
                                                                             ===================  ==================

(44) Formerly Victory Small Company Opportunity Fund. Change effective April 1, 2015.

(45)  Formerly Victory Established Value Fund. Change effective April 1,
      2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-262

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-263

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                   INVESCO              INVESCO
                                                                                  SMALL CAP            AMERICAN
                                                                                 VALUE FUND           VALUE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           (7,057)   $          (3,227)
   Net realized gain (loss) on security transactions.......................             (44,981)             (22,050)
   Net realized gain distributions.........................................             124,470               48,113
   Change in unrealized appreciation (depreciation) during the period......            (211,469)             (89,958)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (139,037)             (67,122)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             215,311              120,630
   Net transfers...........................................................             196,642             (130,073)
   Surrenders for benefit payments and fees................................            (334,761)             (94,581)
   Other transactions......................................................                 103                  136
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                 (58)                  (4)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              77,237             (103,892)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             (61,800)            (171,014)

NET ASSETS:
   Beginning of period.....................................................           1,346,212              907,771
                                                                             -------------------  -------------------
   End of period...........................................................  $        1,284,412    $         736,757
                                                                             ===================  ===================

                                                                               MORGAN STANLEY
                                                                                INSTITUTIONAL
                                                                                 OPPORTUNITY        INVESCO VALUE
                                                                                  PORTFOLIO      OPPORTUNITIES FUND
                                                                              SUB-ACCOUNT (46)       SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $            (382)  $            3,081
   Net realized gain (loss) on security transactions.......................             13,323               13,141
   Net realized gain distributions.........................................              3,351               66,637
   Change in unrealized appreciation (depreciation) during the period......             (7,355)            (146,367)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              8,937              (63,508)
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              7,155                  370
   Net transfers...........................................................            (49,421)                (104)
   Surrenders for benefit payments and fees................................               (270)             (40,096)
   Other transactions......................................................                  2                    1
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................                 --                   --
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (42,534)             (39,829)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................            (33,597)            (103,337)

NET ASSETS:
   Beginning of period.....................................................             33,597              627,259
                                                                             ------------------  -------------------
   End of period...........................................................  $              --   $          523,922
                                                                             ==================  ===================


                                                                                   INVESCO              INVESCO
                                                                                 DIVERSIFIED           AMERICAN
                                                                                DIVIDEND FUND       FRANCHISE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $           7,372   $           (4,531)
   Net realized gain (loss) on security transactions.......................               7,264                3,505
   Net realized gain distributions.........................................              23,917               32,650
   Change in unrealized appreciation (depreciation) during the period......             (33,425)                 318
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               5,128               31,942
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              51,529               53,029
   Net transfers...........................................................              88,211              (66,677)
   Surrenders for benefit payments and fees................................             (40,788)             (63,072)
   Other transactions......................................................                  (1)                  --
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                  (28)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              98,951              (76,748)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             104,079              (44,806)

NET ASSETS:
   Beginning of period.....................................................             499,633              745,262
                                                                             -------------------  -------------------
   End of period...........................................................   $         603,712   $          700,456
                                                                             ===================  ===================


                                                                                   INVESCO
                                                                                 GLOBAL CORE          VANGUARD
                                                                                 EQUITY FUND       500 INDEX FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $             (143)  $         111,254
   Net realized gain (loss) on security transactions.......................                  10               8,257
   Net realized gain distributions.........................................                 159                  --
   Change in unrealized appreciation (depreciation) during the period......              (1,118)            (55,985)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              (1,092)             63,526
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               3,972           1,293,251
   Net transfers...........................................................                  --             223,923
   Surrenders for benefit payments and fees................................                (291)           (391,399)
   Other transactions......................................................                  --                  (2)
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                  --                  --
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..               3,681           1,125,773
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................               2,589           1,189,299

NET ASSETS:
   Beginning of period.....................................................              28,509           4,547,903
                                                                             -------------------  ------------------
   End of period...........................................................  $           31,098   $       5,737,202
                                                                             ===================  ==================


                                                                                 WELLS FARGO
                                                                                INTERNATIONAL         WELLS FARGO
                                                                                 EQUITY FUND        CORE BOND FUND
                                                                              SUB-ACCOUNT (48)     SUB-ACCOUNT (49)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $              396    $             332
   Net realized gain (loss) on security transactions.......................                 244                  (59)
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......                  18                 (831)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                 658                 (558)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               6,386                9,264
   Net transfers...........................................................                  --               14,762
   Surrenders for benefit payments and fees................................              (1,393)             (14,026)
   Other transactions......................................................                  (1)                   1
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   (9)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               4,992                9,992
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................               5,650                9,434

NET ASSETS:
   Beginning of period.....................................................              56,045               66,195
                                                                             -------------------  -------------------
   End of period...........................................................  $           61,695    $          75,629
                                                                             ===================  ===================

(46) Effective December 4, 2015 Morgan Stanley Institutional Opportunity Portfolio merged with MSIF Global Opportunity Portfolio.

(48) Formerly Wells Fargo Advantage International Equity Fund. Change effective December 15, 2015.

(49) Formerly Wells Fargo Advantage Core Bond Fund. Change effective December 15, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-264

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-265

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                               COLUMBIA SELIGMAN
                                                                                COMMUNICATIONS      COLUMBIA SELIGMAN
                                                                                      AND                GLOBAL
                                                                               INFORMATION FUND      TECHNOLOGY FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (2,770)   $          (1,448)
   Net realized gain (loss) on security transactions.........................             92,506                7,364
   Net realized gain distributions...........................................             25,111               15,516
   Change in unrealized appreciation (depreciation) during the period........            (74,954)              (7,233)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             39,893               14,199
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            108,548               30,537
   Net transfers.............................................................             (8,448)              13,949
   Surrenders for benefit payments and fees..................................           (471,944)              (2,437)
   Other transactions........................................................                 (4)                  (1)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (89)                  (1)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (371,937)              42,047
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (332,044)              56,246

NET ASSETS:
   Beginning of period.......................................................            592,323              152,481
                                                                               ------------------  -------------------
   End of period.............................................................  $         260,279    $         208,727
                                                                               ==================  ===================


                                                                                    TIAA-CREF          TIAA-CREF
                                                                                 LARGE CAP VALUE       LARGE CAP
                                                                                   INDEX FUND         GROWTH FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          16,709   $             858
   Net realized gain (loss) on security transactions.........................             (1,365)              1,819
   Net realized gain distributions...........................................             30,462               1,377
   Change in unrealized appreciation (depreciation) during the period........            (80,947)             (1,194)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (35,141)              2,860
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             95,494              27,004
   Net transfers.............................................................            734,883              28,740
   Surrenders for benefit payments and fees..................................            (26,065)            (10,469)
   Other transactions........................................................                 --                  (1)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (19)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            804,293              45,274
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            769,152              48,134

NET ASSETS:
   Beginning of period.......................................................             13,605              61,099
                                                                               ------------------  ------------------
   End of period.............................................................  $         782,757   $         109,233
                                                                               ==================  ==================


                                                                                                        TIAA-CREF
                                                                                   TIAA-CREF             EQUITY
                                                                                BOND INDEX FUND        INDEX FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             265    $           3,953
   Net realized gain (loss) on security transactions.........................                 --                 (299)
   Net realized gain distributions...........................................                 73                4,137
   Change in unrealized appreciation (depreciation) during the period........               (473)             (14,879)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........               (135)              (7,088)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              7,339               56,730
   Net transfers.............................................................             28,075              165,119
   Surrenders for benefit payments and fees..................................                 --              (22,153)
   Other transactions........................................................                  1                   --
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 --                   --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             35,415              199,696
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             35,280              192,608

NET ASSETS:
   Beginning of period.......................................................             10,993              151,937
                                                                               ------------------  -------------------
   End of period.............................................................  $          46,273    $         344,545
                                                                               ==================  ===================

                                                                                   MASSMUTUAL
                                                                                  MSCI EAFE(R)        MASSMUTUAL
                                                                                  INTERNATIONAL     RETIRESMART(SM)
                                                                                   INDEX FUND          2015 FUND
                                                                                SUB-ACCOUNT (50)      SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $              92   $           4,968
   Net realized gain (loss) on security transactions.........................                 --             (21,093)
   Net realized gain distributions...........................................                 12               7,561
   Change in unrealized appreciation (depreciation) during the period........               (495)             (2,520)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               (391)            (11,084)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                483              89,680
   Net transfers.............................................................              5,209             (21,907)
   Surrenders for benefit payments and fees..................................                 (1)           (154,069)
   Other transactions........................................................                 --                  --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              5,691             (86,296)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              5,300             (97,380)

NET ASSETS:
   Beginning of period.......................................................                 --             421,378
                                                                               ------------------  ------------------
   End of period.............................................................  $           5,300   $         323,998
                                                                               ==================  ==================


                                                                                  MASSMUTUAL           MASSMUTUAL
                                                                                RETIRESMART(SM)      RETIRESMART(SM)
                                                                                   2020 FUND            2025 FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          32,046    $           7,236
   Net realized gain (loss) on security transactions.........................             (6,596)              (8,704)
   Net realized gain distributions...........................................             12,979               17,728
   Change in unrealized appreciation (depreciation) during the period........            (72,039)             (37,113)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            (33,610)             (20,853)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            125,666              177,753
   Net transfers.............................................................             74,636               13,049
   Surrenders for benefit payments and fees..................................            (78,996)            (171,140)
   Other transactions........................................................                 --                   (1)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 --                   --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            121,306               19,661
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             87,696               (1,192)

NET ASSETS:
   Beginning of period.......................................................            791,241              728,542
                                                                               ------------------  -------------------
   End of period.............................................................  $         878,937    $         727,350
                                                                               ==================  ===================

(50)  Funded as of August 10, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-266

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-267

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                 MASSMUTUAL          MASSMUTUAL
                                                                               RETIRESMART(SM)     RETIRESMART(SM)
                                                                                  2030 FUND           2035 FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $           9,138   $           5,160
   Net realized gain (loss) on security transactions.......................            (17,056)             (1,262)
   Net realized gain distributions.........................................             53,478              15,741
   Change in unrealized appreciation (depreciation) during the period......            (81,431)            (36,165)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            (35,871)            (16,526)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            158,933             155,969
   Net transfers...........................................................             46,714              48,853
   Surrenders for benefit payments and fees................................           (103,239)           (167,185)
   Other transactions......................................................                 --                  (3)
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                 --                  --
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            102,408              37,634
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................             66,537              21,108

NET ASSETS:
   Beginning of period.....................................................            825,424             591,211
                                                                             ------------------  ------------------
   End of period...........................................................  $         891,961   $         612,319
                                                                             ==================  ==================

                                                                                 MASSMUTUAL         MASSMUTUAL
                                                                               RETIRESMART(SM)    RETIRESMART(SM)
                                                                                  2040 FUND          2045 FUND
                                                                                 SUB-ACCOUNT        SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $           5,187   $           3,850
   Net realized gain (loss) on security transactions.......................            (14,187)             (5,756)
   Net realized gain distributions.........................................             47,019              12,931
   Change in unrealized appreciation (depreciation) during the period......            (61,721)            (24,704)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            (23,702)            (13,679)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            178,592             100,648
   Net transfers...........................................................             13,433              25,002
   Surrenders for benefit payments and fees................................           (103,556)            (63,464)
   Other transactions......................................................                 --                   1
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                (73)                 --
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             88,396              62,187
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................             64,694              48,508

NET ASSETS:
   Beginning of period.....................................................            584,245             376,836
                                                                             ------------------  ------------------
   End of period...........................................................  $         648,939   $         425,344
                                                                             ==================  ==================

                                                                                MASSMUTUAL           MASSMUTUAL
                                                                              RETIRESMART(SM)      RETIRESMART(SM)
                                                                                 2050 FUND       IN RETIREMENT FUND
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           2,151    $             347
   Net realized gain (loss) on security transactions.......................             (7,539)                (768)
   Net realized gain distributions.........................................             20,353                   --
   Change in unrealized appreciation (depreciation) during the period......            (27,609)                 (22)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (12,644)                (443)
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            100,146               11,157
   Net transfers...........................................................             13,200                   --
   Surrenders for benefit payments and fees................................            (27,955)              (6,446)
   Other transactions......................................................                  1                   --
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................                 --                   --
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             85,392                4,711
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................             72,748                4,268

NET ASSETS:
   Beginning of period.....................................................            272,886                6,362
                                                                             ------------------  -------------------
   End of period...........................................................  $         345,634    $          10,630
                                                                             ==================  ===================

                                                                                 MASSMUTUAL
                                                                               RETIRESMART(SM)     AMERICAN CENTURY
                                                                                    2055             HERITAGE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $             483    $          (5,712)
   Net realized gain (loss) on security transactions.......................                 (25)              (4,861)
   Net realized gain distributions.........................................                 917               84,283
   Change in unrealized appreciation (depreciation) during the period......              (2,740)             (76,411)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              (1,365)              (2,701)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              33,556              123,469
   Net transfers...........................................................                  --               90,539
   Surrenders for benefit payments and fees................................                (527)            (144,505)
   Other transactions......................................................                  --                   (3)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                  (67)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              33,029               69,433
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              31,664               66,732

NET ASSETS:
   Beginning of period.....................................................              28,456              630,556
                                                                             -------------------  -------------------
   End of period...........................................................   $          60,120    $         697,288
                                                                             ===================  ===================

                                                                                 CLEARBRIDGE         FIDELITY VIP
                                                                                  SMALL CAP          FREEDOM 2050
                                                                                 VALUE FUND            PORTFOLIO
                                                                                 SUB-ACCOUNT       SUB-ACCOUNT (51)
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $              (29)  $               3
   Net realized gain (loss) on security transactions.......................                 517                  --
   Net realized gain distributions.........................................                  77                   1
   Change in unrealized appreciation (depreciation) during the period......              (1,315)                 (3)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........                (750)                  1
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 137                 203
   Net transfers...........................................................             (10,520)                 --
   Surrenders for benefit payments and fees................................                (129)                 --
   Other transactions......................................................                   1                  --
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                  --                  --
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (10,511)                203
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................             (11,261)                204

NET ASSETS:
   Beginning of period.....................................................              13,073                  --
                                                                             -------------------  ------------------
   End of period...........................................................  $            1,812   $             204
                                                                             ===================  ==================

(51)  Funded as of August 20, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-268

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--------------------------------------------------------------------------------
                                   SA-269

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                  MSIF GLOBAL        MM RUSSELL 2000
                                                                                  OPPORTUNITY           SMALL CAP
                                                                                   PORTFOLIO           INDEX FUND
                                                                             SUB-ACCOUNT (46)(47)   SUB-ACCOUNT (52)
                                                                             --------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................    $             (37)   $              19
   Net realized gain (loss) on security transactions.......................                   --                   --
   Net realized gain distributions.........................................                   --                   68
   Change in unrealized appreciation (depreciation) during the period......                 (966)                (161)
                                                                             --------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               (1,003)                 (74)
                                                                             --------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                  602                  853
   Net transfers...........................................................               49,421                2,048
   Surrenders for benefit payments and fees................................                  (13)                  (2)
   Other transactions......................................................                   --                   --
   Death benefits..........................................................                   --                   --
   Net loan activity.......................................................                   --                   --
   Net annuity transactions................................................                   --                   --
                                                                             --------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               50,010                2,899
                                                                             --------------------  -------------------
   Net increase (decrease) in net assets...................................               49,007                2,825

NET ASSETS:
   Beginning of period.....................................................                   --                   --
                                                                             --------------------  -------------------
   End of period...........................................................    $          49,007    $           2,825
                                                                             ====================  ===================

                                                                                 MASSMUTUAL
                                                                                 S&P 500(R)         MM S&P MID CAP
                                                                                 INDEX FUND           INDEX FUND
                                                                              SUB-ACCOUNT (53)        SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $             348   $            2,277
   Net realized gain (loss) on security transactions.......................                   2                  (13)
   Net realized gain distributions.........................................                 568               11,060
   Change in unrealized appreciation (depreciation) during the period......                (397)             (23,370)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                 521              (10,046)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              12,378               17,745
   Net transfers...........................................................              16,235              264,313
   Surrenders for benefit payments and fees................................                 (15)                (232)
   Other transactions......................................................                  (1)                   1
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   (2)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              28,597              281,825
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              29,118              271,779

NET ASSETS:
   Beginning of period.....................................................                  --                  195
                                                                             -------------------  -------------------
   End of period...........................................................   $          29,118   $          271,974
                                                                             ===================  ===================

                                                                                   RUSSELL              RUSSELL
                                                                                  BALANCED           CONSERVATIVE
                                                                                STRATEGY FUND        STRATEGY FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $            1,119    $             308
   Net realized gain (loss) on security transactions.......................              (1,774)                 (41)
   Net realized gain distributions.........................................              13,838                2,195
   Change in unrealized appreciation (depreciation) during the period......             (23,365)              (3,205)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (10,182)                (743)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              79,892                9,328
   Net transfers...........................................................              13,548                  568
   Surrenders for benefit payments and fees................................            (179,906)                 (91)
   Other transactions......................................................                   1                    1
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (86,465)               9,806
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             (96,647)               9,063

NET ASSETS:
   Beginning of period.....................................................             283,956               18,248
                                                                             -------------------  -------------------
   End of period...........................................................  $          187,309    $          27,311
                                                                             ===================  ===================

                                                                                   RUSSELL              RUSSELL
                                                                                   GROWTH              MODERATE
                                                                                STRATEGY FUND        STRATEGY FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $            1,235   $            4,016
   Net realized gain (loss) on security transactions.......................                 436                 (109)
   Net realized gain distributions.........................................                  --               30,858
   Change in unrealized appreciation (depreciation) during the period......             (20,478)             (43,677)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (18,807)              (8,912)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              72,290               26,157
   Net transfers...........................................................              (2,107)              (1,151)
   Surrenders for benefit payments and fees................................             (22,934)              (1,086)
   Other transactions......................................................                   1                    1
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              47,250               23,921
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              28,443               15,009

NET ASSETS:
   Beginning of period.....................................................             401,567              284,407
                                                                             -------------------  -------------------
   End of period...........................................................  $          430,010   $          299,416
                                                                             ===================  ===================


                                                                                    PIMCO                PIMCO
                                                                              TOTAL RETURN FUND    REAL RETURN FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          619,356   $           57,600
   Net realized gain (loss) on security transactions.......................            (436,179)            (299,234)
   Net realized gain distributions.........................................             929,180                   --
   Change in unrealized appreciation (depreciation) during the period......          (1,047,805)            (348,758)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              64,552             (590,392)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................           5,778,402            2,881,780
   Net transfers...........................................................          (6,817,269)            (760,108)
   Surrenders for benefit payments and fees................................          (7,199,305)          (4,708,446)
   Other transactions......................................................                 474                  376
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................              (1,445)                (683)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..          (8,239,143)          (2,587,081)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................          (8,174,591)          (3,177,473)

NET ASSETS:
   Beginning of period.....................................................          35,196,942           21,584,638
                                                                             -------------------  -------------------
   End of period...........................................................  $       27,022,351   $       18,407,165
                                                                             ===================  ===================

(46) Effective December 4, 2015 Morgan Stanley Institutional Opportunity Portfolio merged with MSIF Global Opportunity Portfolio.

(47)  Funded as of December 4, 2015.

(52)  Funded as October 19, 2015.

(53)  Funded as of July 14, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-270

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-271

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                                                      OAK RIDGE
                                                                                                 HIMCO VIT            SMALL CAP
                                                                                                INDEX FUND           GROWTH FUND
                                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                                            -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...........................................................   $         (16,055)  $           (5,646)
   Net realized gain (loss) on security transactions......................................             257,700                  365
   Net realized gain distributions........................................................             130,298               40,630
   Change in unrealized appreciation (depreciation) during the period.....................            (309,720)             (77,330)
                                                                                            -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations........................              62,223              (41,981)
                                                                                            -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..............................................................................             680,299              149,925
   Net transfers..........................................................................            (153,076)              21,571
   Surrenders for benefit payments and fees...............................................          (1,090,635)            (124,481)
   Other transactions.....................................................................               7,427                   (5)
   Death benefits.........................................................................                  --                   --
   Net loan activity......................................................................                (276)                 (15)
   Net annuity transactions...............................................................             (10,872)                  --
                                                                                            -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.................            (567,133)              46,995
                                                                                            -------------------  -------------------
   Net increase (decrease) in net assets..................................................            (504,910)               5,014

NET ASSETS:
   Beginning of period....................................................................          11,329,093              620,079
                                                                                            -------------------  -------------------
   End of period..........................................................................   $      10,824,183   $          625,093
                                                                                            ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-272

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[This page intentionally left blank]



--------------------------------------------------------------------------------
                                   SA-273

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                              AMERICAN CENTURY         AMERICAN
                                                                                   EQUITY             CENTURY VP
                                                                                 INCOME FUND          GROWTH FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $         532,279    $         57,856
   Net realized gain (loss) on security transactions........................            749,573             166,986
   Net realized gain distributions..........................................          2,184,393           5,111,835
   Change in unrealized appreciation (depreciation) during the period.......           (143,896)         (2,780,943)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........          3,322,349           2,555,734
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................          4,987,668           3,187,604
   Net transfers............................................................           (752,295)           (636,469)
   Surrenders for benefit payments and fees.................................         (4,947,020)         (1,337,636)
   Other transactions.......................................................                516                 (46)
   Net loan activity........................................................               (259)               (347)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...           (711,390)          1,213,106
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................          2,610,959           3,768,840

NET ASSETS:
   Beginning of period......................................................         28,853,701          22,234,676
                                                                              ------------------  ------------------
   End of period............................................................  $      31,464,660    $     26,003,516
                                                                              ==================  ==================


                                                                                  AMERICAN             AMERICAN
                                                                                 CENTURY VP           CENTURY VP
                                                                                ULTRA(R) FUND        BALANCED FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $            (705)   $          1,550
   Net realized gain (loss) on security transactions........................                915               6,694
   Net realized gain distributions..........................................             10,932              11,961
   Change in unrealized appreciation (depreciation) during the period.......               (392)             (3,436)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             10,750              16,769
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             10,398               2,584
   Net transfers............................................................             40,112              52,887
   Surrenders for benefit payments and fees.................................             (4,349)             (5,936)
   Other transactions.......................................................                  1                  --
   Net loan activity........................................................                 --                  --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             46,162              49,535
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             56,912              66,304

NET ASSETS:
   Beginning of period......................................................            100,206             140,362
                                                                              ------------------  ------------------
   End of period............................................................  $         157,118    $        206,666
                                                                              ==================  ==================


                                                                                   AMERICAN       AMERICAN CENTURY
                                                                                  CENTURY VP          SMALL CAP
                                                                              INTERNATIONAL FUND     VALUE FUND
                                                                                SUB-ACCOUNT (1)      SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $             (32)  $          21,056
   Net realized gain (loss) on security transactions........................                 --              18,221
   Net realized gain distributions..........................................                 --             516,864
   Change in unrealized appreciation (depreciation) during the period.......               (668)           (379,461)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........               (700)            176,680
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................                583             803,246
   Net transfers............................................................              8,356             (19,501)
   Surrenders for benefit payments and fees.................................                 --            (259,256)
   Other transactions.......................................................                 --                 208
   Net loan activity........................................................                 --                 (50)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...              8,939             524,647
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................              8,239             701,327

NET ASSETS:
   Beginning of period......................................................                 --           3,630,862
                                                                              ------------------  ------------------
   End of period............................................................  $           8,239   $       4,332,189
                                                                              ==================  ==================

                                                                                   AMERICAN
                                                                                  CENTURY VP       AMERICAN CENTURY
                                                                                 LARGE COMPANY    INFLATION-ADJUSTED
                                                                                  VALUE FUND           BOND FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                              ------------------  -------------------
OPERATIONS:
   Net investment income (loss).............................................  $             139    $              45
   Net realized gain (loss) on security transactions........................              1,862                 (614)
   Net realized gain distributions..........................................                 --                  437
   Change in unrealized appreciation (depreciation) during the period.......              3,059                2,419
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations..........              5,060                2,287
                                                                              ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases................................................................              4,271               22,919
   Net transfers............................................................             (2,524)             (17,748)
   Surrenders for benefit payments and fees.................................            (10,369)             (26,972)
   Other transactions.......................................................                 --                   --
   Net loan activity........................................................                 (9)                  --
   Net annuity transactions.................................................                 --                   --
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions...             (8,631)             (21,801)
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets....................................             (3,571)             (19,514)

NET ASSETS:
   Beginning of period......................................................             47,669              143,759
                                                                              ------------------  -------------------
   End of period............................................................  $          44,098    $         124,245
                                                                              ==================  ===================

                                                                                                      AMERICAN
                                                                               AMERICAN CENTURY      CENTURY VP
                                                                                    EQUITY            INCOME &
                                                                                  GROWTH FUND        GROWTH FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $            (134)  $           3,922
   Net realized gain (loss) on security transactions........................             14,474              12,516
   Net realized gain distributions..........................................              4,883                  --
   Change in unrealized appreciation (depreciation) during the period.......            (13,952)             16,395
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........              5,271              32,833
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................              5,290               6,402
   Net transfers............................................................               (556)             63,809
   Surrenders for benefit payments and fees.................................            (38,238)             (9,538)
   Other transactions.......................................................                 (1)                  2
   Net loan activity........................................................                 --                  --
   Net annuity transactions.................................................                 --              (3,364)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            (33,505)             57,311
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            (28,234)             90,144

NET ASSETS:
   Beginning of period......................................................             75,191             275,567
                                                                              ------------------  ------------------
   End of period............................................................  $          46,957   $         365,711
                                                                              ==================  ==================

(1)   Funded as of June 20, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-274

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-275

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                  AMERICAN             AMERICAN
                                                                                 CENTURY VP           CENTURY VP
                                                                                 ULTRA FUND           VALUE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          (1,951)   $          6,621
   Net realized gain (loss) on security transactions........................              6,740              10,792
   Net realized gain distributions..........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period.......             46,836              73,982
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             51,625              91,395
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................              7,428              17,157
   Net transfers............................................................             45,657              43,921
   Surrenders for benefit payments and fees.................................            (16,325)            (31,583)
   Other transactions.......................................................                 --                   1
   Net loan activity........................................................                 --                  --
   Net annuity transactions.................................................                 --              (2,127)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             36,760              27,369
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             88,385             118,764

NET ASSETS:
   Beginning of period......................................................            536,355             730,329
                                                                              ------------------  ------------------
   End of period............................................................  $         624,740    $        849,093
                                                                              ==================  ==================

                                                                                  AMERICAN
                                                                                 CENTURY VP          INVESCO V.I.
                                                                                   MID CAP             SMALL CAP
                                                                                 VALUE FUND           EQUITY FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $             320    $         (1,655)
   Net realized gain (loss) on security transactions........................              4,845              30,846
   Net realized gain distributions..........................................             25,654              19,061
   Change in unrealized appreciation (depreciation) during the period.......              5,289             (46,149)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             36,108               2,103
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             37,471                 455
   Net transfers............................................................             (5,571)           (103,332)
   Surrenders for benefit payments and fees.................................            (13,963)             (5,347)
   Other transactions.......................................................                 (2)                 --
   Net loan activity........................................................                (16)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             17,919            (108,224)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             54,027            (106,121)

NET ASSETS:
   Beginning of period......................................................            227,012             316,239
                                                                              ------------------  ------------------
   End of period............................................................  $         281,039    $        210,118
                                                                              ==================  ==================


                                                                                INVESCO V.I.           INVESCO
                                                                                 DIVERSIFIED          EUROPEAN
                                                                                DIVIDEND FUND        GROWTH FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $           1,990   $           6,378
   Net realized gain (loss) on security transactions........................             15,922              24,274
   Net realized gain distributions..........................................                 --              21,125
   Change in unrealized appreciation (depreciation) during the period.......                701             (96,551)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             18,613             (44,774)
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             11,728              83,471
   Net transfers............................................................            (69,601)            (46,995)
   Surrenders for benefit payments and fees.................................            (14,290)           (192,002)
   Other transactions.......................................................                 --                   3
   Net loan activity........................................................                 --                 (17)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            (72,163)           (155,540)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            (53,550)           (200,314)

NET ASSETS:
   Beginning of period......................................................            171,152             683,745
                                                                              ------------------  ------------------
   End of period............................................................  $         117,602   $         483,431
                                                                              ==================  ==================


                                                                                    INVESCO            INVESCO
                                                                                 INTERNATIONAL         MID CAP
                                                                                  GROWTH FUND     CORE EQUITY FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          11,108   $          (2,134)
   Net realized gain (loss) on security transactions........................            119,260               8,745
   Net realized gain distributions..........................................             43,630              25,648
   Change in unrealized appreciation (depreciation) during the period.......           (144,744)            (20,304)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             29,254              11,955
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            417,995              28,301
   Net transfers............................................................             11,513             (36,635)
   Surrenders for benefit payments and fees.................................           (794,175)            (80,492)
   Other transactions.......................................................                (11)                 --
   Net loan activity........................................................               (136)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...           (364,814)            (88,826)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................           (335,560)            (76,871)

NET ASSETS:
   Beginning of period......................................................          1,698,576             325,057
                                                                              ------------------  ------------------
   End of period............................................................  $       1,363,016   $         248,186
                                                                              ==================  ==================


                                                                                    INVESCO
                                                                                   SMALL CAP           INVESCO
                                                                                  GROWTH FUND     REAL ESTATE FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          (6,977)  $          22,086
   Net realized gain (loss) on security transactions........................            223,181              79,595
   Net realized gain distributions..........................................            166,560             240,687
   Change in unrealized appreciation (depreciation) during the period.......           (298,530)            951,138
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             84,234           1,293,506
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            135,397           1,067,670
   Net transfers............................................................            (19,484)            282,824
   Surrenders for benefit payments and fees.................................           (309,210)         (1,000,115)
   Other transactions.......................................................               (110)                 25
   Net loan activity........................................................                (12)               (198)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...           (193,419)            350,206
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................           (109,185)          1,643,712

NET ASSETS:
   Beginning of period......................................................          1,227,505           4,658,656
                                                                              ------------------  ------------------
   End of period............................................................  $       1,118,320   $       6,302,368
                                                                              ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-276

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-277

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                    INVESCO              INVESCO
                                                                                   SMALL CAP           DEVELOPING
                                                                                  EQUITY FUND         MARKETS FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (4,833)   $           6,272
   Net realized gain (loss) on security transactions.........................             14,753                1,747
   Net realized gain distributions...........................................            109,226               18,674
   Change in unrealized appreciation (depreciation) during the period........           (100,787)             (85,542)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             18,359              (58,849)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            270,899              743,879
   Net transfers.............................................................              5,326              148,076
   Surrenders for benefit payments and fees..................................            (52,239)             (27,125)
   Other transactions........................................................                402                  306
   Net loan activity.........................................................                 (2)                 (23)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            224,386              865,113
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            242,745              806,264

NET ASSETS:
   Beginning of period.......................................................            654,089              294,907
                                                                               ------------------  -------------------
   End of period.............................................................  $         896,834    $       1,101,171
                                                                               ==================  ===================

                                                                                AMERICAN CENTURY   AMERICAN CENTURY
                                                                                   DIVERSIFIED        PRIME MONEY
                                                                                    BOND FUND         MARKET FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             448   $          (3,113)
   Net realized gain (loss) on security transactions.........................               (760)                 --
   Net realized gain distributions...........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period........              2,257                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              1,945              (3,113)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             10,660             234,497
   Net transfers.............................................................            (20,916)           (116,186)
   Surrenders for benefit payments and fees..................................             (1,626)           (479,222)
   Other transactions........................................................                  3                   2
   Net loan activity.........................................................                 (7)               (178)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (11,886)           (361,087)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             (9,941)           (364,200)

NET ASSETS:
   Beginning of period.......................................................             54,952             933,865
                                                                               ------------------  ------------------
   End of period.............................................................  $          45,011   $         569,665
                                                                               ==================  ==================

                                                                                                    ALLIANCEBERNSTEIN
                                                                                 DOMINI SOCIAL           GLOBAL
                                                                                  EQUITY FUND           BOND FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           3,489    $           1,234
   Net realized gain (loss) on security transactions.........................                 44                   55
   Net realized gain distributions...........................................             49,715                   21
   Change in unrealized appreciation (depreciation) during the period........            (23,721)                 334
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             29,527                1,644
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            500,578                8,263
   Net transfers.............................................................            134,858                7,090
   Surrenders for benefit payments and fees..................................             (2,939)                (464)
   Other transactions........................................................                604                    2
   Net loan activity.........................................................                 --                   --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            633,101               14,891
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            662,628               16,535

NET ASSETS:
   Beginning of period.......................................................             71,769               22,081
                                                                               ------------------  -------------------
   End of period.............................................................  $         734,397    $          38,616
                                                                               ==================  ===================

                                                                                ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                                                                                 2055 RETIREMENT     2050 RETIREMENT
                                                                                    STRATEGY            STRATEGY
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $              86   $             858
   Net realized gain (loss) on security transactions.........................                  7                  94
   Net realized gain distributions...........................................                771               9,016
   Change in unrealized appreciation (depreciation) during the period........               (712)             (8,672)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                152               1,296
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              4,993              29,528
   Net transfers.............................................................                 --                (335)
   Surrenders for benefit payments and fees..................................                (67)               (281)
   Other transactions........................................................                  1                   1
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              4,927              28,913
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              5,079              30,209

NET ASSETS:
   Beginning of period.......................................................              3,181              32,398
                                                                               ------------------  ------------------
   End of period.............................................................  $           8,260   $          62,607
                                                                               ==================  ==================

                                                                               ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                                                                                  GLOBAL RISK       VPS GROWTH AND
                                                                                ALLOCATION FUND    INCOME PORTFOLIO
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          12,631   $              30
   Net realized gain (loss) on security transactions.........................              1,854               2,619
   Net realized gain distributions...........................................              8,976               4,077
   Change in unrealized appreciation (depreciation) during the period........            (11,233)                201
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             12,228               6,927
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             25,857              10,454
   Net transfers.............................................................             11,214                  --
   Surrenders for benefit payments and fees..................................             (6,979)            (14,021)
   Other transactions........................................................                  1                  (2)
   Net loan activity.........................................................                 (9)                 (6)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             30,084              (3,575)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             42,312               3,352

NET ASSETS:
   Beginning of period.......................................................            179,644              84,319
                                                                               ------------------  ------------------
   End of period.............................................................  $         221,956   $          87,671
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-278

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-279

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                              ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                                                                              VPS INTERNATIONAL    VPS INTERNATIONAL
                                                                              GROWTH PORTFOLIO      VALUE PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          (3,632)   $          26,443
   Net realized gain (loss) on security transactions.......................              24,592              (63,131)
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......             (25,682)             (66,941)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              (4,722)            (103,629)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              56,832              215,366
   Net transfers...........................................................            (117,602)            (124,761)
   Surrenders for benefit payments and fees................................             (45,462)            (259,394)
   Other transactions......................................................                   3                   --
   Net loan activity.......................................................                 (82)                 (53)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (106,311)            (168,842)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (111,033)            (272,471)

NET ASSETS:
   Beginning of period.....................................................             484,157            1,504,030
                                                                             -------------------  -------------------
   End of period...........................................................   $         373,124    $       1,231,559
                                                                             ===================  ===================

                                                                              ALLIANCEBERNSTEIN
                                                                                 VPS GLOBAL       ALLIANCEBERNSTEIN
                                                                               VALUE PORTFOLIO       GROWTH FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $           2,585   $            (207)
   Net realized gain (loss) on security transactions.......................              1,813                 537
   Net realized gain distributions.........................................                 --               2,065
   Change in unrealized appreciation (depreciation) during the period......                955               1,886
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              5,353               4,281
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             12,577              12,477
   Net transfers...........................................................              1,292                  --
   Surrenders for benefit payments and fees................................            (11,666)             (1,670)
   Other transactions......................................................                  2                  (1)
   Net loan activity.......................................................                 --                  (6)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..              2,205              10,800
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................              7,558              15,081

NET ASSETS:
   Beginning of period.....................................................            100,439              29,374
                                                                             ------------------  ------------------
   End of period...........................................................  $         107,997   $          44,455
                                                                             ==================  ==================

                                                                              ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                                                                                  DISCOVERY            DISCOVERY
                                                                                 GROWTH FUND          VALUE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           (1,680)   $          (3,812)
   Net realized gain (loss) on security transactions.......................               1,345               24,754
   Net realized gain distributions.........................................              15,432              128,768
   Change in unrealized appreciation (depreciation) during the period......             (11,000)             (73,244)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               4,097               76,466
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              25,441               91,196
   Net transfers...........................................................                  --               27,799
   Surrenders for benefit payments and fees................................              (4,821)             (91,985)
   Other transactions......................................................                   1                   (7)
   Net loan activity.......................................................                 (20)                 (20)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              20,601               26,983
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              24,698              103,449

NET ASSETS:
   Beginning of period.....................................................             187,241              964,176
                                                                             -------------------  -------------------
   End of period...........................................................  $          211,939    $       1,067,625
                                                                             ===================  ===================

                                                                                                  ALLIANCEBERNSTEIN
                                                                              ALLIANCEBERNSTEIN    2015 RETIREMENT
                                                                                 VALUE FUND           STRATEGY
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $              61   $           2,496
   Net realized gain (loss) on security transactions.......................                 793               2,500
   Net realized gain distributions.........................................                  --                  --
   Change in unrealized appreciation (depreciation) during the period......                (572)             (2,675)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........                 282               2,321
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               1,883              21,508
   Net transfers...........................................................               4,848              (9,174)
   Surrenders for benefit payments and fees................................              (3,896)             (8,223)
   Other transactions......................................................                  --                  --
   Net loan activity.......................................................                 (13)                 --
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..               2,822               4,111
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................               3,104               6,432

NET ASSETS:
   Beginning of period.....................................................               4,524             101,560
                                                                             -------------------  ------------------
   End of period...........................................................   $           7,628   $         107,992
                                                                             ===================  ==================

                                                                              ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                                                                               2025 RETIREMENT     2035 RETIREMENT
                                                                                  STRATEGY            STRATEGY
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           5,084   $            3,748
   Net realized gain (loss) on security transactions.......................                653                9,931
   Net realized gain distributions.........................................                 --                   --
   Change in unrealized appreciation (depreciation) during the period......             (1,531)              (7,443)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              4,206                6,236
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             36,382               61,908
   Net transfers...........................................................                 --              (29,213)
   Surrenders for benefit payments and fees................................             (2,586)             (24,381)
   Other transactions......................................................                 --                   --
   Net loan activity.......................................................                 --                  (66)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             33,796                8,248
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................             38,002               14,484

NET ASSETS:
   Beginning of period.....................................................            201,029              207,319
                                                                             ------------------  -------------------
   End of period...........................................................  $         239,031   $          221,803
                                                                             ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-280

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-281

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN
                                                                                 2045 RETIREMENT         HIGH
                                                                                    STRATEGY          INCOME FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           2,654   $          25,665
   Net realized gain (loss) on security transactions.........................              5,390              (2,269)
   Net realized gain distributions...........................................              6,654               3,448
   Change in unrealized appreciation (depreciation) during the period........            (10,620)            (17,670)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              4,078               9,174
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             79,125              99,088
   Net transfers.............................................................            (13,439)             35,741
   Surrenders for benefit payments and fees..................................            (21,588)           (188,942)
   Other transactions........................................................                 --                  37
   Net loan activity.........................................................                 --                 (44)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             44,098             (54,120)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             48,176             (44,946)

NET ASSETS:
   Beginning of period.......................................................            112,570             329,659
                                                                               ------------------  ------------------
   End of period.............................................................  $         160,746   $         284,713
                                                                               ==================  ==================

                                                                                ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN
                                                                                 2010 RETIREMENT    2020 RETIREMENT
                                                                                    STRATEGY           STRATEGY
                                                                                 SUB-ACCOUNT (2)      SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $            (16)  $           8,574
   Net realized gain (loss) on security transactions.........................              3,978              16,346
   Net realized gain distributions...........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period........             (3,920)            (14,132)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                 42              10,788
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                 --              81,048
   Net transfers.............................................................                 --            (104,338)
   Surrenders for benefit payments and fees..................................            (32,669)             (7,420)
   Other transactions........................................................                  1                  20
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (32,668)            (30,690)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (32,626)            (19,902)

NET ASSETS:
   Beginning of period.......................................................             32,626             404,471
                                                                               ------------------  ------------------
   End of period.............................................................   $             --   $         384,569
                                                                               ==================  ==================

                                                                                ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                                                                                 2030 RETIREMENT      2040 RETIREMENT
                                                                                    STRATEGY             STRATEGY
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $           9,886   $           5,282
   Net realized gain (loss) on security transactions.........................              20,720               8,130
   Net realized gain distributions...........................................                  --               4,774
   Change in unrealized appreciation (depreciation) during the period........             (21,781)            (10,574)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               8,825               7,612
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             180,634              64,068
   Net transfers.............................................................             (88,626)            (50,639)
   Surrenders for benefit payments and fees..................................             (30,827)             (1,912)
   Other transactions........................................................                  --                  --
   Net loan activity.........................................................                (107)                (57)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              61,074              11,460
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              69,899              19,072

NET ASSETS:
   Beginning of period.......................................................             419,799             227,175
                                                                               -------------------  ------------------
   End of period.............................................................   $         489,698   $         246,247
                                                                               ===================  ==================

                                                                                                     AMERICAN FUNDS
                                                                                AMERICAN FUNDS          AMERICAN
                                                                                  AMCAP FUND          BALANCED FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         (25,998)   $         21,614
   Net realized gain (loss) on security transactions.........................            371,267             412,859
   Net realized gain distributions...........................................            322,229             417,889
   Change in unrealized appreciation (depreciation) during the period........           (282,141)           (311,831)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            385,357             540,531
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            494,807           1,018,411
   Net transfers.............................................................           (263,542)            190,640
   Surrenders for benefit payments and fees..................................           (506,329)         (1,093,835)
   Other transactions........................................................               (126)                (18)
   Net loan activity.........................................................               (152)               (285)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (275,342)            114,913
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            110,015             655,444

NET ASSETS:
   Beginning of period.......................................................          3,623,928           6,976,223
                                                                               ------------------  ------------------
   End of period.............................................................  $       3,733,943    $      7,631,667
                                                                               ==================  ==================

                                                                                 AMERICAN FUNDS     AMERICAN FUNDS
                                                                                 CAPITAL INCOME       EUROPACIFIC
                                                                                     BUILDER          GROWTH FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         722,108   $         222,430
   Net realized gain (loss) on security transactions.........................            740,138             935,752
   Net realized gain distributions...........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period........           (313,922)         (2,153,975)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........          1,148,324            (995,793)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          3,106,032           5,436,081
   Net transfers.............................................................            (30,765)            684,057
   Surrenders for benefit payments and fees..................................         (6,014,603)         (5,278,239)
   Other transactions........................................................               (257)              1,040
   Net loan activity.........................................................               (535)               (973)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (2,940,128)            841,966
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................         (1,791,804)           (153,827)

NET ASSETS:
   Beginning of period.......................................................         21,128,855          30,131,506
                                                                               ------------------  ------------------
   End of period.............................................................  $      19,337,051   $      29,977,679
                                                                               ==================  ==================

(2)   Not funded as of December 31, 2014



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-282

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-283

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                 AMERICAN FUNDS       AMERICAN FUNDS
                                                                                   FUNDAMENTAL              NEW
                                                                                 INVESTORS FUND      PERSPECTIVE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $         114,610   $         (33,609)
   Net realized gain (loss) on security transactions.........................           1,631,223             386,774
   Net realized gain distributions...........................................           1,102,395             421,513
   Change in unrealized appreciation (depreciation) during the period........          (1,584,073)           (636,197)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           1,264,155             138,481
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................           2,316,243           1,062,245
   Net transfers.............................................................            (666,755)            139,438
   Surrenders for benefit payments and fees..................................          (4,084,694)         (1,017,985)
   Other transactions........................................................              (2,766)                141
   Net loan activity.........................................................                (477)               (179)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....          (2,438,449)            183,660
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................          (1,174,294)            322,141

NET ASSETS:
   Beginning of period.......................................................          18,146,141           6,674,426
                                                                               -------------------  ------------------
   End of period.............................................................   $      16,971,847   $       6,996,567
                                                                               ===================  ==================


                                                                                AMERICAN FUNDS       AMERICAN FUNDS
                                                                                 THE BOND FUND       THE GROWTH FUND
                                                                                  OF AMERICA           OF AMERICA
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          51,488    $        (264,709)
   Net realized gain (loss) on security transactions.........................             66,701            2,234,316
   Net realized gain distributions...........................................                 --            3,664,180
   Change in unrealized appreciation (depreciation) during the period........            105,513           (2,423,196)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            223,702            3,210,591
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            810,626            4,999,573
   Net transfers.............................................................           (241,648)            (117,484)
   Surrenders for benefit payments and fees..................................         (1,251,158)          (6,168,482)
   Other transactions........................................................                259                1,388
   Net loan activity.........................................................               (210)              (1,439)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (682,131)          (1,286,444)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (458,429)           1,924,147

NET ASSETS:
   Beginning of period.......................................................          5,436,100           39,892,293
                                                                               ------------------  -------------------
   End of period.............................................................  $       4,977,671    $      41,816,440
                                                                               ==================  ===================

                                                                                                    AMERICAN FUNDS
                                                                                 AMERICAN FUNDS     THE INVESTMENT
                                                                                 THE INCOME FUND        COMPANY
                                                                                   OF AMERICA         OF AMERICA
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         338,852   $          59,799
   Net realized gain (loss) on security transactions.........................            552,108             813,327
   Net realized gain distributions...........................................                 --             742,435
   Change in unrealized appreciation (depreciation) during the period........             14,579            (679,385)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            905,539             936,176
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,891,584           1,215,870
   Net transfers.............................................................            388,620             449,527
   Surrenders for benefit payments and fees..................................         (2,217,034)         (2,607,841)
   Other transactions........................................................                187                   7
   Net loan activity.........................................................               (420)               (204)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             62,937            (942,641)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            968,476              (6,465)

NET ASSETS:
   Beginning of period.......................................................         12,402,710           9,034,561
                                                                               ------------------  ------------------
   End of period.............................................................  $      13,371,186   $       9,028,096
                                                                               ==================  ==================

                                                                                                      AMERICAN FUNDS
                                                                                 AMERICAN FUNDS         WASHINGTON
                                                                                     THE NEW              MUTUAL
                                                                                  ECONOMY FUND        INVESTORS FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $         (12,209)  $          39,764
   Net realized gain (loss) on security transactions.........................             236,270             233,262
   Net realized gain distributions...........................................             215,578             223,703
   Change in unrealized appreciation (depreciation) during the period........            (349,201)            (70,956)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              90,438             425,773
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             322,592             520,643
   Net transfers.............................................................             976,595             142,866
   Surrenders for benefit payments and fees..................................            (911,421)           (590,890)
   Other transactions........................................................                (592)             (1,431)
   Net loan activity.........................................................                (115)               (224)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             387,059              70,964
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             477,497             496,737

NET ASSETS:
   Beginning of period.......................................................           2,320,040           4,198,857
                                                                               -------------------  ------------------
   End of period.............................................................   $       2,797,537   $       4,695,594
                                                                               ===================  ==================

                                                                                                    AMERICAN FUNDS
                                                                                AMERICAN FUNDS       CAPITAL WORLD
                                                                                   AMERICAN            GROWTH &
                                                                                  MUTUAL FUND         INCOME FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          52,893   $         411,739
   Net realized gain (loss) on security transactions.........................            192,351           1,037,404
   Net realized gain distributions...........................................            166,345                  --
   Change in unrealized appreciation (depreciation) during the period........            103,640            (611,662)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            515,229             837,481
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            609,477           4,848,554
   Net transfers.............................................................           (163,624)            202,158
   Surrenders for benefit payments and fees..................................           (483,889)         (4,015,593)
   Other transactions........................................................               (594)                (37)
   Net loan activity.........................................................                (97)               (957)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (38,727)          1,034,125
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            476,502           1,871,606

NET ASSETS:
   Beginning of period.......................................................          4,446,561          26,843,710
                                                                               ------------------  ------------------
   End of period.............................................................  $       4,923,063   $      28,715,316
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-284

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-285

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                              AMERICAN FUNDS
                                                                                 SMALLCAP              ARIEL
                                                                                WORLD FUND       APPRECIATION FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (6,794)  $            (131)
   Net realized gain (loss) on security transactions.......................             63,319               8,997
   Net realized gain distributions.........................................             83,979              17,015
   Change in unrealized appreciation (depreciation) during the period......           (134,828)            (13,978)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              5,676              11,903
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            108,157              15,060
   Net transfers...........................................................             60,899              (8,880)
   Surrenders for benefit payments and fees................................           (178,209)            (21,747)
   Other transactions......................................................                  7                  (2)
   Net loan activity.......................................................                (16)                 --
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (9,162)            (15,569)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................             (3,486)             (3,666)

NET ASSETS:
   Beginning of period.....................................................            875,676             166,957
                                                                             ------------------  ------------------
   End of period...........................................................  $         872,190   $         163,291
                                                                             ==================  ==================

                                                                                                      ARTISAN
                                                                                                      MID CAP
                                                                                ARIEL FUND          VALUE FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $            (539)  $          32,466
   Net realized gain (loss) on security transactions.......................             25,420              87,744
   Net realized gain distributions.........................................             21,121             546,713
   Change in unrealized appreciation (depreciation) during the period......            (28,369)           (607,084)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             17,633              59,839
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             15,378           1,228,193
   Net transfers...........................................................            (52,351)            (53,772)
   Surrenders for benefit payments and fees................................            (16,873)           (406,487)
   Other transactions......................................................                  2                  94
   Net loan activity.......................................................                 --                 (70)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (53,844)            767,958
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            (36,211)            827,797

NET ASSETS:
   Beginning of period.....................................................            220,259           5,017,556
                                                                             ------------------  ------------------
   End of period...........................................................  $         184,048   $       5,845,353
                                                                             ==================  ==================

                                                                                                     AVE MARIA
                                                                                 AVE MARIA            RISING
                                                                             OPPORTUNITY FUND      DIVIDEND FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $            (886)  $           7,229
   Net realized gain (loss) on security transactions.......................              1,734             134,067
   Net realized gain distributions.........................................              5,695             124,867
   Change in unrealized appreciation (depreciation) during the period......            (13,958)           (125,673)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (7,415)            140,490
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             26,448             297,269
   Net transfers...........................................................              2,046             206,355
   Surrenders for benefit payments and fees................................            (13,537)           (502,332)
   Other transactions......................................................                  1                 (69)
   Net loan activity.......................................................                (12)                (44)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             14,946               1,179
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................              7,531             141,669

NET ASSETS:
   Beginning of period.....................................................             79,157           1,385,464
                                                                             ------------------  ------------------
   End of period...........................................................  $          86,688   $       1,527,133
                                                                             ==================  ==================


                                                                                 AVE MARIA         LIFEPATH 2020
                                                                                GROWTH FUND          PORTFOLIO
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (2,667)  $         272,548
   Net realized gain (loss) on security transactions.......................              6,041             234,368
   Net realized gain distributions.........................................             41,451           2,459,210
   Change in unrealized appreciation (depreciation) during the period......            (24,831)         (1,925,586)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             19,994           1,040,540
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             75,197           4,689,915
   Net transfers...........................................................             52,282             (10,321)
   Surrenders for benefit payments and fees................................            (80,278)         (3,744,578)
   Other transactions......................................................                (11)                (19)
   Net loan activity.......................................................                (38)             (2,281)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             47,152             932,716
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................             67,146           1,973,256

NET ASSETS:
   Beginning of period.....................................................            220,327          22,554,551
                                                                             ------------------  ------------------
   End of period...........................................................  $         287,473   $      24,527,807
                                                                             ==================  ==================


                                                                               LIFEPATH 2030       LIFEPATH 2040
                                                                                 PORTFOLIO           PORTFOLIO
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $         251,890   $         222,489
   Net realized gain (loss) on security transactions.......................            294,526             322,069
   Net realized gain distributions.........................................          2,975,127           2,811,911
   Change in unrealized appreciation (depreciation) during the period......         (2,485,272)         (2,370,848)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........          1,036,271             985,621
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................          5,357,349           4,961,633
   Net transfers...........................................................            167,998              96,567
   Surrenders for benefit payments and fees................................         (2,846,447)         (3,018,667)
   Other transactions......................................................             (1,569)                 16
   Net loan activity.......................................................             (2,407)             (2,558)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..          2,674,924           2,036,991
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................          3,711,195           3,022,612

NET ASSETS:
   Beginning of period.....................................................         21,957,542          19,732,635
                                                                             ------------------  ------------------
   End of period...........................................................  $      25,668,737   $      22,755,247
                                                                             ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-286

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-287

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                    LIFEPATH
                                                                                   RETIREMENT        LIFEPATH 2050
                                                                                    PORTFOLIO          PORTFOLIO
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          65,665   $          21,448
   Net realized gain (loss) on security transactions.........................             31,849              25,208
   Net realized gain distributions...........................................            498,093             295,235
   Change in unrealized appreciation (depreciation) during the period........           (373,061)           (252,708)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            222,546              89,183
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,036,896           1,056,727
   Net transfers.............................................................           (132,901)            (15,873)
   Surrenders for benefit payments and fees..................................           (954,151)           (220,517)
   Other transactions........................................................                 (3)                 11
   Net loan activity.........................................................               (269)               (290)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (50,428)            820,058
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            172,118             909,241

NET ASSETS:
   Beginning of period.......................................................          5,445,745           1,624,097
                                                                               ------------------  ------------------
   End of period.............................................................  $       5,617,863   $       2,533,338
                                                                               ==================  ==================


                                                                                    BLACKROCK          BLACKROCK
                                                                                  LIFEPATH 2025      LIFEPATH 2035
                                                                                      FUND               FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           2,962   $             342
   Net realized gain (loss) on security transactions.........................              3,012                 981
   Net realized gain distributions...........................................             38,444               5,725
   Change in unrealized appreciation (depreciation) during the period........            (41,299)             (5,933)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              3,119               1,115
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             83,364              26,054
   Net transfers.............................................................            481,326              53,048
   Surrenders for benefit payments and fees..................................             (8,829)            (21,439)
   Other transactions........................................................                 (5)                 --
   Net loan activity.........................................................                (75)                (56)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            555,781              57,607
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            558,900              58,722

NET ASSETS:
   Beginning of period.......................................................            111,715              33,229
                                                                               ------------------  ------------------
   End of period.............................................................  $         670,615   $          91,951
                                                                               ==================  ==================


                                                                                    BLACKROCK            BLACKROCK
                                                                                  LIFEPATH 2045        LIFEPATH 2055
                                                                                      FUND                 FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $             592   $             208
   Net realized gain (loss) on security transactions.........................               1,554               1,417
   Net realized gain distributions...........................................               6,487               2,112
   Change in unrealized appreciation (depreciation) during the period........              (7,207)             (2,639)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               1,426               1,098
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             104,406              36,085
   Net transfers.............................................................              20,527              (5,242)
   Surrenders for benefit payments and fees..................................              (2,514)            (17,844)
   Other transactions........................................................                   1                  (2)
   Net loan activity.........................................................                 (57)                 --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             122,363              12,997
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             123,789              14,095

NET ASSETS:
   Beginning of period.......................................................              34,157              22,510
                                                                               -------------------  ------------------
   End of period.............................................................   $         157,946   $          36,605
                                                                               ===================  ==================

                                                                                                        BLACKROCK
                                                                                                     U.S. GOVERNMENT
                                                                                     BARON                BOND
                                                                                SMALL CAP FUND          PORTFOLIO
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (1,059)  $           3,143
   Net realized gain (loss) on security transactions.........................             63,086                (671)
   Net realized gain distributions...........................................            189,059                 433
   Change in unrealized appreciation (depreciation) during the period........           (190,835)              9,139
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             60,251              12,044
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            796,538              26,582
   Net transfers.............................................................            (74,457)            (20,154)
   Surrenders for benefit payments and fees..................................           (170,422)            (95,152)
   Other transactions........................................................                  9                  14
   Net loan activity.........................................................                (19)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            551,649             (88,710)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            611,900             (76,666)

NET ASSETS:
   Beginning of period.......................................................          2,740,594             280,553
                                                                               ------------------  ------------------
   End of period.............................................................  $       3,352,494   $         203,887
                                                                               ==================  ==================


                                                                                   BLACKROCK            BLACKROCK
                                                                                    EQUITY               CAPITAL
                                                                                 DIVIDEND FUND      APPRECIATION FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          51,508    $          (2,662)
   Net realized gain (loss) on security transactions.........................            212,691               23,973
   Net realized gain distributions...........................................            201,723               61,376
   Change in unrealized appreciation (depreciation) during the period........            (77,905)             (62,739)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            388,017               19,948
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            695,408               28,387
   Net transfers.............................................................           (481,552)             (17,482)
   Surrenders for benefit payments and fees..................................           (247,537)            (168,246)
   Other transactions........................................................                356                   --
   Net loan activity.........................................................               (192)                 (12)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (33,517)            (157,353)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            354,500             (137,405)

NET ASSETS:
   Beginning of period.......................................................          4,471,029              464,824
                                                                               ------------------  -------------------
   End of period.............................................................  $       4,825,529    $         327,419
                                                                               ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-288

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-289

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                    BLACKROCK
                                                                                 FLEXIBLE EQUITY      CALVERT VP SRI
                                                                                      FUND          BALANCED PORTFOLIO
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $           1,553   $           4,492
   Net realized gain (loss) on security transactions.........................               3,936               2,335
   Net realized gain distributions...........................................              13,939              35,034
   Change in unrealized appreciation (depreciation) during the period........             (19,742)                708
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                (314)             42,569
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              30,038               7,351
   Net transfers.............................................................              (4,684)            (10,031)
   Surrenders for benefit payments and fees..................................             (21,354)             (6,590)
   Other transactions........................................................                  --                  --
   Net loan activity.........................................................                  (5)                 --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....               3,995              (9,270)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................               3,681              33,299

NET ASSETS:
   Beginning of period.......................................................              98,429             489,550
                                                                               -------------------  ------------------
   End of period.............................................................   $         102,110   $         522,849
                                                                               ===================  ==================



                                                                                 CALVERT EQUITY      CALVERT BOND
                                                                                    PORTFOLIO          PORTFOLIO
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         (29,646)  $          36,731
   Net realized gain (loss) on security transactions.........................            209,919               6,348
   Net realized gain distributions...........................................            505,729                  --
   Change in unrealized appreciation (depreciation) during the period........           (168,541)             70,854
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            517,461             113,933
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            786,891             371,092
   Net transfers.............................................................             25,749              35,980
   Surrenders for benefit payments and fees..................................           (620,719)           (366,895)
   Other transactions........................................................                  1                  (3)
   Net loan activity.........................................................               (124)                (67)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            191,798              40,107
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            709,259             154,040

NET ASSETS:
   Beginning of period.......................................................          4,919,951           2,107,488
                                                                               ------------------  ------------------
   End of period.............................................................  $       5,629,210   $       2,261,528
                                                                               ==================  ==================


                                                                                                         COLUMBIA
                                                                                     CALVERT            CONTRARIAN
                                                                                   INCOME FUND           CORE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          16,367   $            (766)
   Net realized gain (loss) on security transactions.........................               9,964             104,237
   Net realized gain distributions...........................................                  --              68,858
   Change in unrealized appreciation (depreciation) during the period........               6,778             (56,127)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              33,109             116,202
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             113,763             165,730
   Net transfers.............................................................                 205              60,004
   Surrenders for benefit payments and fees..................................            (188,457)           (247,419)
   Other transactions........................................................                  (1)                (11)
   Net loan activity.........................................................                 (27)                (67)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (74,517)            (21,763)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             (41,408)             94,439

NET ASSETS:
   Beginning of period.......................................................             863,288             831,753
                                                                               -------------------  ------------------
   End of period.............................................................   $         821,880   $         926,192
                                                                               ===================  ==================


                                                                               COLUMBIA MARSICO         COLUMBIA
                                                                                 21ST CENTURY           SMALL CAP
                                                                                     FUND             VALUE I FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (1,019)   $            (455)
   Net realized gain (loss) on security transactions.........................              5,819                  289
   Net realized gain distributions...........................................                 --               13,787
   Change in unrealized appreciation (depreciation) during the period........              1,794              (11,537)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........              6,594                2,084
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             19,379               10,243
   Net transfers.............................................................             18,649                 (806)
   Surrenders for benefit payments and fees..................................            (19,989)              (1,839)
   Other transactions........................................................                 (1)                   1
   Net loan activity.........................................................                 --                   (3)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             18,038                7,596
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             24,632                9,680

NET ASSETS:
   Beginning of period.......................................................             76,548               95,393
                                                                               ------------------  -------------------
   End of period.............................................................  $         101,180    $         105,073
                                                                               ==================  ===================

                                                                                COLUMBIA MARSICO
                                                                                  INTERNATIONAL         COLUMBIA
                                                                                  OPPORTUNITIES          MID CAP
                                                                                      FUND             VALUE FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             (78)  $          (5,951)
   Net realized gain (loss) on security transactions.........................                101              94,680
   Net realized gain distributions...........................................                 --             175,060
   Change in unrealized appreciation (depreciation) during the period........               (728)           (167,629)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               (705)             96,160
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                 --             139,620
   Net transfers.............................................................                 --               7,333
   Surrenders for benefit payments and fees..................................               (991)           (206,148)
   Other transactions........................................................                 --                  --
   Net loan activity.........................................................                 --                 (19)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....               (991)            (59,214)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             (1,696)             36,946

NET ASSETS:
   Beginning of period.......................................................             12,673             990,468
                                                                               ------------------  ------------------
   End of period.............................................................  $          10,977   $       1,027,414
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-290

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-291

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                    COLUMBIA         COLUMBIA MARSICO
                                                                                   ACORN FUND         GROWTH VS FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $         (11,226)  $          (6,460)
   Net realized gain (loss) on security transactions.........................              66,174              73,389
   Net realized gain distributions...........................................             484,876              74,187
   Change in unrealized appreciation (depreciation) during the period........            (539,060)            (83,913)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                 764              57,203
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             524,483             124,040
   Net transfers.............................................................            (288,331)           (137,986)
   Surrenders for benefit payments and fees..................................            (160,975)           (243,975)
   Other transactions........................................................                (109)                 (2)
   Net loan activity.........................................................                (123)                (49)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              74,945            (257,972)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              75,709            (200,769)

NET ASSETS:
   Beginning of period.......................................................           2,953,768             780,250
                                                                               -------------------  ------------------
   End of period.............................................................   $       3,029,477   $         579,481
                                                                               ===================  ==================

                                                                                                        COLUMBIA
                                                                                  CRM MID CAP           SMALL CAP
                                                                                  VALUE FUND            CORE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $              79    $          (1,120)
   Net realized gain (loss) on security transactions.........................              6,612                  780
   Net realized gain distributions...........................................             40,553               12,918
   Change in unrealized appreciation (depreciation) during the period........            (37,571)             (13,302)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........              9,673                 (724)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             14,737               26,525
   Net transfers.............................................................            (44,826)              15,982
   Surrenders for benefit payments and fees..................................            (17,013)              (4,840)
   Other transactions........................................................                 (2)                   2
   Net loan activity.........................................................                 --                  (12)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (47,104)              37,657
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            (37,431)              36,933

NET ASSETS:
   Beginning of period.......................................................            212,830              125,683
                                                                               ------------------  -------------------
   End of period.............................................................  $         175,399    $         162,616
                                                                               ==================  ===================

                                                                                     CALAMOS            CALAMOS
                                                                                     GLOBAL          INTERNATIONAL
                                                                                   EQUITY FUND        GROWTH FUND
                                                                                 SUB-ACCOUNT (3)      SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $              --   $             (17)
   Net realized gain (loss) on security transactions.........................                 --                  (1)
   Net realized gain distributions...........................................                  1                 231
   Change in unrealized appreciation (depreciation) during the period........                 (1)               (353)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                 --                (140)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                  7               1,785
   Net transfers.............................................................                 --                  --
   Surrenders for benefit payments and fees..................................                 --                  (7)
   Other transactions........................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                  7               1,778
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................                  7               1,638

NET ASSETS:
   Beginning of period.......................................................                 --                 567
                                                                               ------------------  ------------------
   End of period.............................................................  $               7   $           2,205
                                                                               ==================  ==================

                                                                                                          DAVIS
                                                                                     DAVIS              NEW YORK
                                                                                FINANCIAL FUND        VENTURE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (454)  $         (17,437)
   Net realized gain (loss) on security transactions.........................              6,546             279,150
   Net realized gain distributions...........................................             15,244           1,167,519
   Change in unrealized appreciation (depreciation) during the period........             (4,609)         (1,046,273)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             16,727             382,959
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             22,437             834,831
   Net transfers.............................................................            (16,956)           (256,202)
   Surrenders for benefit payments and fees..................................             (8,284)         (1,495,125)
   Other transactions........................................................                 (1)                  6
   Net loan activity.........................................................                (11)               (236)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (2,815)           (916,726)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             13,912            (533,767)

NET ASSETS:
   Beginning of period.......................................................            140,252           7,264,302
                                                                               ------------------  ------------------
   End of period.............................................................  $         154,164   $       6,730,535
                                                                               ==================  ==================

                                                                                                       DELAWARE
                                                                                      DAVIS           DIVERSIFIED
                                                                                OPPORTUNITY FUND      INCOME FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (1,223)  $           3,806
   Net realized gain (loss) on security transactions.........................             14,471                (188)
   Net realized gain distributions...........................................             16,895                 519
   Change in unrealized appreciation (depreciation) during the period........            (22,692)              1,090
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              7,451               5,227
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             24,945              19,038
   Net transfers.............................................................              4,396                (616)
   Surrenders for benefit payments and fees..................................            (69,776)               (444)
   Other transactions........................................................                 --                   9
   Net loan activity.........................................................                (42)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (40,477)             17,987
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (33,026)             23,214

NET ASSETS:
   Beginning of period.......................................................            187,380             124,301
                                                                               ------------------  ------------------
   End of period.............................................................  $         154,354   $         147,515
                                                                               ==================  ==================

(3)   Funded as of October 10, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-292

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-293

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                   DELAWARE              DREYFUS
                                                                               EXTENDED DURATION       BOND MARKET
                                                                                   BOND FUND           INDEX FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $              21    $         118,026
   Net realized gain (loss) on security transactions.........................                 --              (37,998)
   Net realized gain distributions...........................................                 39               53,041
   Change in unrealized appreciation (depreciation) during the period........                 11              184,539
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........                 71              317,608
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                633            1,301,090
   Net transfers.............................................................                 --              (64,717)
   Surrenders for benefit payments and fees..................................                 (3)          (1,173,569)
   Other transactions........................................................                 --                  539
   Net loan activity.........................................................                 --                 (466)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....                630               62,877
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................                701              380,485

NET ASSETS:
   Beginning of period.......................................................                267            6,393,667
                                                                               ------------------  -------------------
   End of period.............................................................  $             968    $       6,774,152
                                                                               ==================  ===================


                                                                                     DREYFUS            DREYFUS
                                                                                VIF APPRECIATION     INTERNATIONAL
                                                                                    PORTFOLIO      STOCK INDEX FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               -----------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             231  $          12,584
   Net realized gain (loss) on security transactions.........................                 17              1,445
   Net realized gain distributions...........................................                491                 --
   Change in unrealized appreciation (depreciation) during the period........                671            (42,278)
                                                                               -----------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              1,410            (28,249)
                                                                               -----------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              2,625            175,776
   Net transfers.............................................................                 --             41,197
   Surrenders for benefit payments and fees..................................                 --             (3,105)
   Other transactions........................................................                 --                 --
   Net loan activity.........................................................                 --                 (5)
   Net annuity transactions..................................................                 --                 --
                                                                               -----------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              2,625            213,863
                                                                               -----------------  ------------------
   Net increase (decrease) in net assets.....................................              4,035            185,614

NET ASSETS:
   Beginning of period.......................................................             17,617            278,544
                                                                               -----------------  ------------------
   End of period.............................................................  $          21,652  $         464,158
                                                                               =================  ==================


                                                                                     DREYFUS            DREYFUS
                                                                                     MIDCAP            SMALLCAP
                                                                                   INDEX FUND      STOCK INDEX FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          42,719   $          13,251
   Net realized gain (loss) on security transactions.........................            275,908             197,645
   Net realized gain distributions...........................................            417,085             262,989
   Change in unrealized appreciation (depreciation) during the period........           (178,848)           (292,800)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            556,864             181,085
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          2,074,076             962,744
   Net transfers.............................................................            494,705             374,411
   Surrenders for benefit payments and fees..................................         (1,162,169)           (785,612)
   Other transactions........................................................                (97)                (15)
   Net loan activity.........................................................               (268)                (95)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....          1,406,247             551,433
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................          1,963,111             732,518

NET ASSETS:
   Beginning of period.......................................................          5,413,209           3,132,831
                                                                               ------------------  ------------------
   End of period.............................................................  $       7,376,320   $       3,865,349
                                                                               ==================  ==================

                                                                                     DREYFUS
                                                                                 VIF GROWTH AND           DREYFUS
                                                                                     INCOME          VIF QUALITY BOND
                                                                                 PORTFOLIO FUND       PORTFOLIO FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $               4   $             973
   Net realized gain (loss) on security transactions.........................                   7                  76
   Net realized gain distributions...........................................                  --                  --
   Change in unrealized appreciation (depreciation) during the period........                 318               1,556
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                 329               2,605
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                 313               7,554
   Net transfers.............................................................                  --              18,185
   Surrenders for benefit payments and fees..................................                  --                (342)
   Other transactions........................................................                  (1)                 --
   Net loan activity.........................................................                  --                  --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                 312              25,397
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................                 641              28,002

NET ASSETS:
   Beginning of period.......................................................               3,351              60,626
                                                                               -------------------  ------------------
   End of period.............................................................   $           3,992   $          88,628
                                                                               ===================  ==================

                                                                                     DREYFUS
                                                                                    SOCIALLY            DREYFUS
                                                                                   RESPONSIBLE          S&P 500
                                                                                GROWTH FUND, INC.     INDEX FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $              36   $         132,162
   Net realized gain (loss) on security transactions.........................                  4             335,027
   Net realized gain distributions...........................................                734             637,981
   Change in unrealized appreciation (depreciation) during the period........                527             181,018
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              1,301           1,286,188
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                 --           2,209,731
   Net transfers.............................................................                 --             936,450
   Surrenders for benefit payments and fees..................................                 --          (1,058,739)
   Other transactions........................................................                 --                  (5)
   Net loan activity.........................................................                 --                (459)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                 --           2,086,978
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              1,301           3,373,166

NET ASSETS:
   Beginning of period.......................................................             10,266           9,259,266
                                                                               ------------------  ------------------
   End of period.............................................................  $          11,567   $      12,632,432
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-294

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-295

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------




                                                                                    DREYFUS          EATON VANCE
                                                                                 INTERMEDIATE         LARGE-CAP
                                                                               TERM INCOME FUND      VALUE FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          22,708   $         106,374
   Net realized gain (loss) on security transactions........................             43,130             401,067
   Net realized gain distributions..........................................              7,706           2,868,673
   Change in unrealized appreciation (depreciation) during the period.......             (9,010)         (2,364,522)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             64,534           1,011,592
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            194,756           1,494,932
   Net transfers............................................................            (59,285)           (331,392)
   Surrenders for benefit payments and fees.................................           (153,842)         (1,276,036)
   Other transactions.......................................................                 85                (633)
   Net loan activity........................................................                (25)               (236)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            (18,311)           (113,365)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             46,223             898,227

NET ASSETS:
   Beginning of period......................................................          1,502,237           9,698,245
                                                                              ------------------  ------------------
   End of period............................................................  $       1,548,460   $      10,596,472
                                                                              ==================  ==================



                                                                                  EATON VANCE        EATON VANCE
                                                                                   DIVIDEND       WORLDWIDE HEALTH
                                                                                 BUILDER FUND       SCIENCES FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $           9,346   $          (4,279)
   Net realized gain (loss) on security transactions........................             95,113              17,348
   Net realized gain distributions..........................................             50,935              90,114
   Change in unrealized appreciation (depreciation) during the period.......            (19,319)             21,552
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            136,075             124,735
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            165,139             119,881
   Net transfers............................................................           (272,785)             18,543
   Surrenders for benefit payments and fees.................................            (85,631)            (42,231)
   Other transactions.......................................................                430                  (5)
   Net loan activity........................................................                (24)                (30)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...           (192,871)             96,158
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            (56,796)            220,893

NET ASSETS:
   Beginning of period......................................................          1,347,189             408,618
                                                                              ------------------  ------------------
   End of period............................................................  $       1,290,393   $         629,511
                                                                              ==================  ==================



                                                                                  EATON VANCE
                                                                                  INCOME FUND        EATON VANCE
                                                                                   OF BOSTON        BALANCED FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $        107,922   $              --
   Net realized gain (loss) on security transactions........................             19,631                  --
   Net realized gain distributions..........................................                 --                 218
   Change in unrealized appreciation (depreciation) during the period.......            (95,022)                (96)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             32,531                 122
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            426,008               3,089
   Net transfers............................................................            (46,838)                 --
   Surrenders for benefit payments and fees.................................           (347,668)                 --
   Other transactions.......................................................                223                   2
   Net loan activity........................................................               (148)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             31,577               3,091
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             64,108               3,213

NET ASSETS:
   Beginning of period......................................................          2,155,873                 349
                                                                              ------------------  ------------------
   End of period............................................................   $      2,219,981   $           3,562
                                                                              ==================  ==================



                                                                                 EATON VANCE          WELLS FARGO
                                                                               ATLANTA CAPITAL      ADVANTAGE ASSET
                                                                                SMID-CAP FUND       ALLOCATION FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          (2,593)  $           4,516
   Net realized gain (loss) on security transactions........................              1,979               6,658
   Net realized gain distributions..........................................             11,654                  --
   Change in unrealized appreciation (depreciation) during the period.......              6,089             (12,737)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             17,129              (1,563)
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             77,080              45,350
   Net transfers............................................................            121,468              12,484
   Surrenders for benefit payments and fees.................................            (35,649)            (56,760)
   Other transactions.......................................................                 (6)                  3
   Net loan activity........................................................                (29)                (29)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            162,864               1,048
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            179,993                (515)

NET ASSETS:
   Beginning of period......................................................            183,786             240,985
                                                                              ------------------  ------------------
   End of period............................................................  $         363,779   $         240,470
                                                                              ==================  ==================

                                                                                                      WELLS FARGO
                                                                                 WELLS FARGO           ADVANTAGE
                                                                                  ADVANTAGE            UTILITY &
                                                                              EMERGING MARKETS    TELECOMMUNICATIONS
                                                                                 EQUITY FUND             FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          (5,619)   $            212
   Net realized gain (loss) on security transactions........................             21,851               9,736
   Net realized gain distributions..........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period.......           (136,997)             (3,064)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........           (120,765)              6,884
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            476,806               4,662
   Net transfers............................................................           (246,184)            (17,350)
   Surrenders for benefit payments and fees.................................           (209,504)            (22,881)
   Other transactions.......................................................                 (9)                 (1)
   Net loan activity........................................................               (129)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             20,980             (35,570)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            (99,785)            (28,686)

NET ASSETS:
   Beginning of period......................................................          2,228,327              48,343
                                                                              ------------------  ------------------
   End of period............................................................  $       2,128,542    $         19,657
                                                                              ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-296

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-297

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                    ALGER
                                                                                   CAPITAL
                                                                                APPRECIATION         ALGER MID CAP
                                                                                INSTITUTIONAL           GROWTH
                                                                                  PORTFOLIO       INSTITUTIONAL FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  -------------------
OPERATIONS:
   Net investment income (loss).............................................  $         (32,677)   $         (10,232)
   Net realized gain (loss) on security transactions........................            864,770               75,182
   Net realized gain distributions..........................................            711,697                   --
   Change in unrealized appreciation (depreciation) during the period.......           (743,152)              42,938
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations..........            800,638              107,888
                                                                              ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases................................................................            841,799              153,954
   Net transfers............................................................            (27,757)              48,368
   Surrenders for benefit payments and fees.................................         (3,456,105)            (145,559)
   Other transactions.......................................................                128                1,048
   Net loan activity........................................................               (294)                 (92)
   Net annuity transactions.................................................                 --                   --
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions...         (2,642,229)              57,719
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets....................................         (1,841,591)             165,607

NET ASSETS:
   Beginning of period......................................................          6,595,615            1,200,253
                                                                              ------------------  -------------------
   End of period............................................................  $       4,754,024    $       1,365,860
                                                                              ==================  ===================



                                                                                ALGER SMALL CAP        NUVEEN
                                                                                    GROWTH             MID CAP
                                                                              INSTITUTIONAL FUND     INDEX FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          (1,942)  $           3,882
   Net realized gain (loss) on security transactions........................              3,432             117,835
   Net realized gain distributions..........................................             45,384             155,770
   Change in unrealized appreciation (depreciation) during the period.......            (49,239)            (28,127)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             (2,365)            249,360
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             30,943             588,558
   Net transfers............................................................            (23,541)             77,368
   Surrenders for benefit payments and fees.................................            (29,059)           (288,322)
   Other transactions.......................................................                  1                 (11)
   Net loan activity........................................................                 (7)               (176)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            (21,663)            377,417
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            (24,028)            626,777

NET ASSETS:
   Beginning of period......................................................            273,118           2,796,247
                                                                              ------------------  ------------------
   End of period............................................................  $         249,090   $       3,423,024
                                                                              ==================  ==================



                                                                                                       NUVEEN
                                                                                    NUVEEN             EQUITY
                                                                                SMALL CAP INDEX      INDEX FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $             164   $           4,479
   Net realized gain (loss) on security transactions........................              6,654              12,408
   Net realized gain distributions..........................................              2,427              42,022
   Change in unrealized appreciation (depreciation) during the period.......             (7,358)             37,205
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........              1,887              96,114
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             16,793             222,684
   Net transfers............................................................            (18,224)            (34,137)
   Surrenders for benefit payments and fees.................................            (17,331)            (68,253)
   Other transactions.......................................................                 (1)                 (3)
   Net loan activity........................................................                (19)                (65)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            (18,782)            120,226
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            (16,895)            216,340

NET ASSETS:
   Beginning of period......................................................             64,733             693,517
                                                                              ------------------  ------------------
   End of period............................................................  $          47,838   $         909,857
                                                                              ==================  ==================



                                                                                NUVEEN MID CAP          NUVEEN
                                                                                    GROWTH             SMALL CAP
                                                                              OPPORTUNITIES FUND      SELECT FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $         (1,271)  $            (134)
   Net realized gain (loss) on security transactions........................              8,063                   9
   Net realized gain distributions..........................................             62,742               5,829
   Change in unrealized appreciation (depreciation) during the period.......            (38,161)             (4,594)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             31,373               1,110
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             37,265               4,186
   Net transfers............................................................             15,392                  --
   Surrenders for benefit payments and fees.................................            (76,231)                (18)
   Other transactions.......................................................                (79)                 (2)
   Net loan activity........................................................                 (8)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            (23,661)              4,166
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................              7,712               5,276

NET ASSETS:
   Beginning of period......................................................            366,353              17,861
                                                                              ------------------  ------------------
   End of period............................................................   $        374,065   $          23,137
                                                                              ==================  ==================


                                                                                NUVEEN SANTA
                                                                                   BARBARA             FIDELITY
                                                                                  DIVIDEND          ADVISOR EQUITY
                                                                                 GROWTH FUND          GROWTH FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $              38   $            (882)
   Net realized gain (loss) on security transactions........................                  2               3,016
   Net realized gain distributions..........................................                164                  --
   Change in unrealized appreciation (depreciation) during the period.......                403              11,789
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........                607              13,923
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................              4,559              24,591
   Net transfers............................................................                 --              20,559
   Surrenders for benefit payments and fees.................................                 (2)             (9,689)
   Other transactions.......................................................                 (1)                  5
   Net loan activity........................................................                 --                  --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...              4,556              35,466
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................              5,163              49,389

NET ASSETS:
   Beginning of period......................................................                566             126,011
                                                                              ------------------  ------------------
   End of period............................................................  $           5,729   $         175,400
                                                                              ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-298

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-299

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                                   FIDELITY ADVISOR
                                                                                   FIDELITY            LEVERAGED
                                                                                 ADVISOR VALUE          COMPANY
                                                                                STRATEGIES FUND       STOCK FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             555   $          (6,970)
   Net realized gain (loss) on security transactions.........................             17,181             467,888
   Net realized gain distributions...........................................                 64                 386
   Change in unrealized appreciation (depreciation) during the period........                924            (290,509)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             18,724             170,795
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                172             489,314
   Net transfers.............................................................             (9,683)           (337,706)
   Surrenders for benefit payments and fees..................................            (32,891)           (785,290)
   Other transactions........................................................                 (1)             (4,224)
   Net loan activity.........................................................                 --                 (85)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (42,403)           (637,991)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (23,679)           (467,196)

NET ASSETS:
   Beginning of period.......................................................            346,065           4,010,061
                                                                               ------------------  ------------------
   End of period.............................................................  $         322,386   $       3,542,865
                                                                               ==================  ==================

                                                                                                         FEDERATED
                                                                                    FEDERATED          FUND FOR U.S.
                                                                                     EQUITY             GOVERNMENT
                                                                                INCOME FUND, INC.     SECURITIES FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $             819   $           4,169
   Net realized gain (loss) on security transactions.........................              13,638              (1,773)
   Net realized gain distributions...........................................               8,727                  --
   Change in unrealized appreciation (depreciation) during the period........             (15,471)              8,431
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               7,713              10,827
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              11,858              51,870
   Net transfers.............................................................              51,624             (20,686)
   Surrenders for benefit payments and fees..................................                (552)           (123,254)
   Other transactions........................................................                   2                  (1)
   Net loan activity.........................................................                  (6)                (18)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              62,926             (92,089)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              70,639             (81,262)

NET ASSETS:
   Beginning of period.......................................................              78,693             336,124
                                                                               -------------------  ------------------
   End of period.............................................................   $         149,332   $         254,862
                                                                               ===================  ==================

                                                                                    FEDERATED
                                                                                   MDT MID CAP         FEDERATED
                                                                                     GROWTH           HIGH INCOME
                                                                                 STRATEGIES FUND       BOND FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (567)  $           1,049
   Net realized gain (loss) on security transactions.........................              1,355                (407)
   Net realized gain distributions...........................................             10,469                  --
   Change in unrealized appreciation (depreciation) during the period........             (2,074)               (500)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              9,183                 142
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              6,257               4,255
   Net transfers.............................................................              1,304               1,643
   Surrenders for benefit payments and fees..................................             (6,217)               (282)
   Other transactions........................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              1,344               5,616
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             10,527               5,758

NET ASSETS:
   Beginning of period.......................................................             69,452               6,139
                                                                               ------------------  ------------------
   End of period.............................................................  $          79,979   $          11,897
                                                                               ==================  ==================


                                                                                                         FEDERATED
                                                                                    FEDERATED           SHORT-TERM
                                                                                  KAUFMANN FUND         INCOME FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................   $         (37,052)   $             884
   Net realized gain (loss) on security transactions.........................             198,497                   63
   Net realized gain distributions...........................................             668,737                   --
   Change in unrealized appreciation (depreciation) during the period........            (468,753)                (468)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             361,429                  479
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             587,586                  277
   Net transfers.............................................................            (104,911)                (142)
   Surrenders for benefit payments and fees..................................            (910,645)              (3,714)
   Other transactions........................................................                   7                   --
   Net loan activity.........................................................                (133)                  --
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (428,096)              (3,579)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................             (66,667)              (3,100)

NET ASSETS:
   Beginning of period.......................................................           4,753,625              118,938
                                                                               -------------------  -------------------
   End of period.............................................................   $       4,686,958    $         115,838
                                                                               ===================  ===================


                                                                                    FEDERATED           FEDERATED
                                                                                  TOTAL RETURN        CLOVER SMALL
                                                                                    BOND FUND          VALUE FUND
                                                                                   SUB-ACCOUNT       SUB-ACCOUNT (4)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           6,850   $               5
   Net realized gain (loss) on security transactions.........................                803                  --
   Net realized gain distributions...........................................                170                 194
   Change in unrealized appreciation (depreciation) during the period........              2,980                (144)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             10,803                  55
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             37,976               2,100
   Net transfers.............................................................              6,775                  --
   Surrenders for benefit payments and fees..................................            (50,718)                 (2)
   Other transactions........................................................                 22                  --
   Net loan activity.........................................................                (21)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (5,966)              2,098
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              4,837               2,153

NET ASSETS:
   Beginning of period.......................................................            311,624                  --
                                                                               ------------------  ------------------
   End of period.............................................................  $         316,461   $           2,153
                                                                               ==================  ==================

(4)   Funded as of June 30, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-300

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-301

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                                     FIDELITY VIP
                                                                                  FEDERATED             GROWTH
                                                                                INTERNATIONAL        OPPORTUNITIES
                                                                                LEADERS FUND           PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $               1   $           (1,659)
   Net realized gain (loss) on security transactions.......................                   1               12,713
   Net realized gain distributions.........................................                  --                  368
   Change in unrealized appreciation (depreciation) during the period......                 (24)              24,549
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                 (22)              35,971
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 268               10,184
   Net transfers...........................................................                  --               (6,055)
   Surrenders for benefit payments and fees................................                  (6)              (6,436)
   Other transactions......................................................                  (1)                  (1)
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..                 261               (2,308)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................                 239               33,663

NET ASSETS:
   Beginning of period.....................................................                 297              365,034
                                                                             -------------------  -------------------
   End of period...........................................................   $             536   $          398,697
                                                                             ===================  ===================


                                                                                FIDELITY VIP         FIDELITY VIP
                                                                                  OVERSEAS         VALUE STRATEGIES
                                                                                  PORTFOLIO            PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $             596   $            (564)
   Net realized gain (loss) on security transactions.......................               3,877              72,399
   Net realized gain distributions.........................................                  27                  --
   Change in unrealized appreciation (depreciation) during the period......             (17,387)            (56,097)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (12,887)             15,738
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              15,093               2,125
   Net transfers...........................................................             (48,586)           (180,348)
   Surrenders for benefit payments and fees................................                (723)            (28,600)
   Other transactions......................................................                  --                  --
   Net loan activity.......................................................                  --                  --
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (34,216)           (206,823)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................             (47,103)           (191,085)

NET ASSETS:
   Beginning of period.....................................................             148,687             371,382
                                                                             -------------------  ------------------
   End of period...........................................................   $         101,584   $         180,297
                                                                             ===================  ==================

                                                                                                     FIDELITY VIP
                                                                                                       GROWTH &
                                                                                FIDELITY VIP            INCOME
                                                                                BALANCED FUND          PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           12,230    $           1,503
   Net realized gain (loss) on security transactions.......................              13,091               23,447
   Net realized gain distributions.........................................             161,932                   67
   Change in unrealized appreciation (depreciation) during the period......             (64,536)              (1,432)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             122,717               23,585
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               6,845                4,375
   Net transfers...........................................................             142,218              (79,823)
   Surrenders for benefit payments and fees................................             (95,862)             (14,557)
   Other transactions......................................................                  13                   (1)
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................              (8,050)                  --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              45,164              (90,006)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             167,881              (66,421)

NET ASSETS:
   Beginning of period.....................................................           1,327,019              257,736
                                                                             -------------------  -------------------
   End of period...........................................................  $        1,494,900    $         191,315
                                                                             ===================  ===================


                                                                                FIDELITY VIP         FIDELITY VIP
                                                                                FREEDOM 2020         FREEDOM 2030
                                                                                  PORTFOLIO            PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $            2,274    $           7,790
   Net realized gain (loss) on security transactions.......................               7,432               81,801
   Net realized gain distributions.........................................               1,839               13,128
   Change in unrealized appreciation (depreciation) during the period......              (8,351)             (73,082)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               3,194               29,637
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              24,849               84,451
   Net transfers...........................................................             100,797              115,278
   Surrenders for benefit payments and fees................................                  --              (17,561)
   Other transactions......................................................                  --                   --
   Net loan activity.......................................................                  --                  (50)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             125,646              182,118
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             128,840              211,755

NET ASSETS:
   Beginning of period.....................................................              64,796              586,867
                                                                             -------------------  -------------------
   End of period...........................................................  $          193,636    $         798,622
                                                                             ===================  ===================


                                                                                FIDELITY VIP         FIDELITY VIP
                                                                                FREEDOM 2015         FREEDOM 2025
                                                                                  PORTFOLIO            PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $              538    $           5,508
   Net realized gain (loss) on security transactions.......................               8,688               15,245
   Net realized gain distributions.........................................                 879                6,211
   Change in unrealized appreciation (depreciation) during the period......              (8,078)             (10,479)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               2,027               16,485
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               2,247               34,097
   Net transfers...........................................................                  --              269,251
   Surrenders for benefit payments and fees................................                (772)              (1,321)
   Other transactions......................................................                  --                   --
   Net loan activity.......................................................                  --                   (5)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               1,475              302,022
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................               3,502              318,507

NET ASSETS:
   Beginning of period.....................................................              49,861              178,727
                                                                             -------------------  -------------------
   End of period...........................................................  $           53,363    $         497,234
                                                                             ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-302

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-303

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                FIDELITY VIP           FIDELITY
                                                                              FUNDSMANAGER 70%      STOCK SELECTOR
                                                                                  PORTFOLIO          ALL CAP FUND
                                                                               SUB-ACCOUNT (5)        SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $               1    $             (34)
   Net realized gain (loss) on security transactions.......................                  --                   45
   Net realized gain distributions.........................................                   1                  277
   Change in unrealized appreciation (depreciation) during the period......                  (1)                 (50)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                   1                  238
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                  80                   90
   Net transfers...........................................................                  --                   --
   Surrenders for benefit payments and fees................................                  --                 (186)
   Other transactions......................................................                  --                   (1)
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..                  80                  (97)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................                  81                  141

NET ASSETS:
   Beginning of period.....................................................                  --                2,706
                                                                             -------------------  -------------------
   End of period...........................................................   $              81    $           2,847
                                                                             ===================  ===================

                                                                                  TEMPLETON            TEMPLETON
                                                                                   GLOBAL             DEVELOPING
                                                                             OPPORTUNITIES TRUST     MARKETS TRUST
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $              970   $           8,070
   Net realized gain (loss) on security transactions.......................               1,112             (28,734)
   Net realized gain distributions.........................................               5,911             207,510
   Change in unrealized appreciation (depreciation) during the period......             (13,693)           (303,817)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              (5,700)           (116,971)
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              24,438             267,775
   Net transfers...........................................................               3,339             (66,688)
   Surrenders for benefit payments and fees................................              (7,263)           (214,325)
   Other transactions......................................................                   2               1,569
   Net loan activity.......................................................                 (13)                (32)
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..              20,503             (11,701)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................              14,803            (128,672)

NET ASSETS:
   Beginning of period.....................................................              83,937           1,314,404
                                                                             -------------------  ------------------
   End of period...........................................................  $           98,740   $       1,185,732
                                                                             ===================  ==================

                                                                                  FRANKLIN            FRANKLIN
                                                                                    HIGH              STRATEGIC
                                                                                 INCOME FUND         INCOME FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          66,857   $         175,882
   Net realized gain (loss) on security transactions.......................              9,290              25,793
   Net realized gain distributions.........................................                 --              36,551
   Change in unrealized appreciation (depreciation) during the period......           (110,525)           (191,671)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            (34,378)             46,555
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            290,336             629,081
   Net transfers...........................................................            291,119             319,104
   Surrenders for benefit payments and fees................................           (143,657)         (1,053,481)
   Other transactions......................................................               (172)                  3
   Net loan activity.......................................................                (65)                (84)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            437,561            (105,377)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            403,183             (58,822)

NET ASSETS:
   Beginning of period.....................................................          1,075,051           3,974,468
                                                                             ------------------  ------------------
   End of period...........................................................  $       1,478,234   $       3,915,646
                                                                             ==================  ==================

                                                                                  TEMPLETON           FRANKLIN
                                                                                   GLOBAL          U.S. GOVERNMENT
                                                                                  BOND FUND        SECURITIES FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $         310,093   $          17,377
   Net realized gain (loss) on security transactions.......................            (24,074)             (4,513)
   Net realized gain distributions.........................................             12,453                  --
   Change in unrealized appreciation (depreciation) during the period......           (286,421)              9,822
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             12,051              22,686
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................          1,633,492             150,660
   Net transfers...........................................................            373,420             (38,150)
   Surrenders for benefit payments and fees................................           (956,021)           (102,304)
   Other transactions......................................................                148                (172)
   Net loan activity.......................................................               (137)                (33)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..          1,050,902              10,001
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................          1,062,953              32,687

NET ASSETS:
   Beginning of period.....................................................          4,242,334             678,332
                                                                             ------------------  ------------------
   End of period...........................................................  $       5,305,287   $         711,019
                                                                             ==================  ==================

                                                                                  FRANKLIN           FRANKLIN
                                                                                  SMALL CAP        MUTUAL GLOBAL
                                                                                 VALUE FUND       DISCOVERY FUND
                                                                                 SUB-ACCOUNT     SUB-ACCOUNT (66)
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $         (13,570)  $         170,041
   Net realized gain (loss) on security transactions.......................            282,880             534,731
   Net realized gain distributions.........................................            250,459             489,832
   Change in unrealized appreciation (depreciation) during the period......           (536,903)           (704,368)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            (17,134)            490,236
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            444,090           1,762,504
   Net transfers...........................................................                698             (57,379)
   Surrenders for benefit payments and fees................................           (846,424)         (2,859,258)
   Other transactions......................................................                563                  11
   Net loan activity.......................................................               (111)               (326)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (401,184)         (1,154,448)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................           (418,318)           (664,212)

NET ASSETS:
   Beginning of period.....................................................          3,333,701          12,590,032
                                                                             ------------------  ------------------
   End of period...........................................................  $       2,915,383   $      11,925,820
                                                                             ==================  ==================

(5)   Funded as of November 10, 2014.

(66)  Formerly Mutual Global Discovery Fund. Change effective June 30, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-304

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-305

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                  TEMPLETON            FRANKLIN
                                                                                 GROWTH FUND          INCOME FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           45,461   $          400,911
   Net realized gain (loss) on security transactions.......................             117,734              280,836
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......            (220,856)            (363,686)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (57,661)             318,061
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             271,522            1,372,078
   Net transfers...........................................................              17,613               43,865
   Surrenders for benefit payments and fees................................            (363,818)          (2,144,741)
   Other transactions......................................................                 577                   82
   Net loan activity.......................................................                 (39)                (237)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (74,145)            (728,953)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (131,806)            (410,892)

NET ASSETS:
   Beginning of period.....................................................           2,449,086            9,632,750
                                                                             -------------------  -------------------
   End of period...........................................................  $        2,317,280   $        9,221,858
                                                                             ===================  ===================

                                                                                                      FRANKLIN
                                                                                  FRANKLIN              TOTAL
                                                                                 GROWTH FUND         RETURN FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $         (14,676)  $          11,731
   Net realized gain (loss) on security transactions.......................            302,263               2,552
   Net realized gain distributions.........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period......            356,283               4,993
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            643,870              19,276
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................          2,229,364              94,034
   Net transfers...........................................................           (274,437)            (50,850)
   Surrenders for benefit payments and fees................................           (366,189)            (70,756)
   Other transactions......................................................                352                  29
   Net loan activity.......................................................               (236)                (18)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..          1,588,854             (27,561)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................          2,232,724              (8,285)

NET ASSETS:
   Beginning of period.....................................................          3,792,715             419,363
                                                                             ------------------  ------------------
   End of period...........................................................  $       6,025,439   $         411,078
                                                                             ==================  ==================

                                                                                  FRANKLIN           FRANKLIN
                                                                                BALANCE SHEET         MUTUAL
                                                                               INVESTMENT FUND      BEACON FUND
                                                                                 SUB-ACCOUNT      SUB-ACCOUNT (6)
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (2,752)  $          35,954
   Net realized gain (loss) on security transactions.......................             34,929             150,218
   Net realized gain distributions.........................................            484,991              56,653
   Change in unrealized appreciation (depreciation) during the period......           (504,892)           (170,975)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             12,276              71,850
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            197,639             140,283
   Net transfers...........................................................            (36,354)           (224,027)
   Surrenders for benefit payments and fees................................           (205,660)           (302,465)
   Other transactions......................................................                  8                   1
   Net loan activity.......................................................                (24)                (19)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (44,391)           (386,227)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            (32,115)           (314,377)

NET ASSETS:
   Beginning of period.....................................................          3,277,736           1,570,328
                                                                             ------------------  ------------------
   End of period...........................................................  $       3,245,621   $       1,255,951
                                                                             ==================  ==================

                                                                                 FRANKLIN            FRANKLIN
                                                                                  MUTUAL           SMALL-MID CAP
                                                                                SHARES FUND         GROWTH FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $         109,728   $         (27,542)
   Net realized gain (loss) on security transactions.......................            414,539             137,715
   Net realized gain distributions.........................................                 --           1,135,560
   Change in unrealized appreciation (depreciation) during the period......           (200,704)           (812,224)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            323,563             433,509
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            465,551             265,721
   Net transfers...........................................................           (110,208)           (247,580)
   Surrenders for benefit payments and fees................................           (756,395)           (489,139)
   Other transactions......................................................                 11                 117
   Net loan activity.......................................................               (122)                (25)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (401,163)           (470,906)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            (77,600)            (37,397)

NET ASSETS:
   Beginning of period.....................................................          4,906,975           6,610,040
                                                                             ------------------  ------------------
   End of period...........................................................  $       4,829,375   $       6,572,643
                                                                             ==================  ==================

                                                                                 FRANKLIN             FRANKLIN
                                                                               CONSERVATIVE            GROWTH
                                                                              ALLOCATION FUND      ALLOCATION FUND
                                                                              SUB-ACCOUNT (7)      SUB-ACCOUNT (8)
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          56,360    $          39,775
   Net realized gain (loss) on security transactions.......................            100,544              401,463
   Net realized gain distributions.........................................             35,868              143,547
   Change in unrealized appreciation (depreciation) during the period......           (127,771)            (358,394)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             65,001              226,391
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            528,789            1,300,346
   Net transfers...........................................................            124,884              (91,171)
   Surrenders for benefit payments and fees................................           (860,537)          (1,683,241)
   Other transactions......................................................                134                  143
   Net loan activity.......................................................               (111)                (274)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (206,841)            (474,197)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................           (141,840)            (247,806)

NET ASSETS:
   Beginning of period.....................................................          3,030,957            5,963,112
                                                                             ------------------  -------------------
   End of period...........................................................  $       2,889,117    $       5,715,306
                                                                             ==================  ===================

(6)   Formerly Mutual Beacon Fund. Change effective June 30, 2014.

(7) Formerly Franklin Templeton Conservative Allocation Fund. Change effective June 30, 2014.

(8) Formerly Franklin Templeton Growth Allocation Fund. Change effective June 30, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-306

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-307

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                   FRANKLIN
                                                                                   MODERATE             TEMPLETON
                                                                                ALLOCATION FUND       FOREIGN FUND
                                                                                SUB-ACCOUNT (9)        SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         116,596    $         346,614
   Net realized gain (loss) on security transactions.........................            276,289              417,994
   Net realized gain distributions...........................................            175,577              457,472
   Change in unrealized appreciation (depreciation) during the period........           (309,160)          (3,065,356)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            259,302           (1,843,276)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,796,654            1,156,371
   Net transfers.............................................................             29,573             (422,946)
   Surrenders for benefit payments and fees..................................         (1,991,257)          (1,707,993)
   Other transactions........................................................                304               (1,077)
   Net loan activity.........................................................               (909)                (125)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (165,635)            (975,770)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             93,667           (2,819,046)

NET ASSETS:
   Beginning of period.......................................................          7,645,362           17,569,023
                                                                               ------------------  -------------------
   End of period.............................................................  $       7,739,029    $      14,749,977
                                                                               ==================  ===================

                                                                                    FRANKLIN
                                                                                  SMALL-MID CAP
                                                                                     GROWTH          HIGHLAND PREMIER
                                                                                 SECURITIES FUND       GROWTH EQUITY
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (1,031)  $            (339)
   Net realized gain (loss) on security transactions.........................               7,839                 172
   Net realized gain distributions...........................................              25,363               6,816
   Change in unrealized appreciation (depreciation) during the period........             (23,804)             (1,899)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               8,367               4,750
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               1,353               2,347
   Net transfers.............................................................             (18,463)             79,988
   Surrenders for benefit payments and fees..................................             (10,956)                (28)
   Other transactions........................................................                  --                  (1)
   Net loan activity.........................................................                  --                  --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (28,066)             82,306
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             (19,699)             87,056

NET ASSETS:
   Beginning of period.......................................................             175,155              15,972
                                                                               -------------------  ------------------
   End of period.............................................................   $         155,456   $         103,028
                                                                               ===================  ==================


                                                                                 GOLDMAN SACHS       GOLDMAN SACHS
                                                                                    INCOME              CAPITAL
                                                                                 BUILDER FUND         GROWTH FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           2,347   $             (12)
   Net realized gain (loss) on security transactions.........................              4,252                 300
   Net realized gain distributions...........................................                 --                 116
   Change in unrealized appreciation (depreciation) during the period........             (4,647)               (316)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              1,952                  88
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              6,551                 435
   Net transfers.............................................................                (37)                 --
   Surrenders for benefit payments and fees..................................            (19,669)             (1,650)
   Other transactions........................................................                 --                  (1)
   Net loan activity.........................................................                 (8)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (13,163)             (1,216)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (11,211)             (1,128)

NET ASSETS:
   Beginning of period.......................................................             82,389               1,900
                                                                               ------------------  ------------------
   End of period.............................................................  $          71,178   $             772
                                                                               ==================  ==================


                                                                                  GOLDMAN SACHS        GOLDMAN SACHS
                                                                                   CORE FIXED           U.S. EQUITY
                                                                                   INCOME FUND         INSIGHTS FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $             878   $              (4)
   Net realized gain (loss) on security transactions.........................                 136                   2
   Net realized gain distributions...........................................                  --                  --
   Change in unrealized appreciation (depreciation) during the period........               2,098                 109
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               3,112                 107
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              13,678                  36
   Net transfers.............................................................               2,611                  --
   Surrenders for benefit payments and fees..................................              (1,812)                 (4)
   Other transactions........................................................                   5                   1
   Net loan activity.........................................................                  (5)                 --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              14,477                  33
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              17,589                 140

NET ASSETS:
   Beginning of period.......................................................              73,403                 750
                                                                               -------------------  ------------------
   End of period.............................................................   $          90,992   $             890
                                                                               ===================  ==================


                                                                                  GOLDMAN SACHS      GOLDMAN SACHS
                                                                                   GOVERNMENT          GROWTH &
                                                                                   INCOME FUND        INCOME FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          25,761   $             689
   Net realized gain (loss) on security transactions.........................            (16,481)              8,578
   Net realized gain distributions...........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period........             72,953              12,340
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             82,233              21,607
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            400,262              19,081
   Net transfers.............................................................           (196,349)               (445)
   Surrenders for benefit payments and fees..................................           (335,625)            (19,628)
   Other transactions........................................................                 55                  15
   Net loan activity.........................................................                (30)                (24)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (131,687)             (1,001)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (49,454)             20,606

NET ASSETS:
   Beginning of period.......................................................          2,194,753             213,753
                                                                               ------------------  ------------------
   End of period.............................................................  $       2,145,299   $         234,359
                                                                               ==================  ==================

(9) Formerly Franklin Templeton Moderate Allocation Fund. Change effective June 30, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-308

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-309

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                                      GOLDMAN SACHS
                                                                                 GOLDMAN SACHS           FOCUSED
                                                                                    GROWTH            INTERNATIONAL
                                                                              OPPORTUNITIES FUND       EQUITY FUND
                                                                                  SUB-ACCOUNT       SUB-ACCOUNT (10)
                                                                              -------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $          (5,673)   $            336
   Net realized gain (loss) on security transactions........................              27,968                 216
   Net realized gain distributions..........................................             159,499                  --
   Change in unrealized appreciation (depreciation) during the period.......            (116,114)             (2,915)
                                                                              -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........              65,680              (2,363)
                                                                              -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             108,570               3,105
   Net transfers............................................................              53,289               1,138
   Surrenders for benefit payments and fees.................................             (31,174)               (916)
   Other transactions.......................................................                  (4)                 --
   Net loan activity........................................................                 (19)                 --
   Net annuity transactions.................................................                  --                  --
                                                                              -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             130,662               3,327
                                                                              -------------------  ------------------
   Net increase (decrease) in net assets....................................             196,342                 964

NET ASSETS:
   Beginning of period......................................................             614,761              15,565
                                                                              -------------------  ------------------
   End of period............................................................   $         811,103    $         16,529
                                                                              ===================  ==================


                                                                                GOLDMAN SACHS        GOLDMAN SACHS
                                                                                   MID CAP             SMALL CAP
                                                                                 VALUE FUND           VALUE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $         (10,603)   $        (20,666)
   Net realized gain (loss) on security transactions........................            194,216             345,792
   Net realized gain distributions..........................................            901,034             276,614
   Change in unrealized appreciation (depreciation) during the period.......           (457,411)           (381,902)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            627,236             219,838
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            427,839             816,795
   Net transfers............................................................           (125,887)             (2,261)
   Surrenders for benefit payments and fees.................................         (1,050,090)         (1,397,588)
   Other transactions.......................................................                 64                 351
   Net loan activity........................................................               (361)               (189)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...           (748,435)           (582,892)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................           (121,199)           (363,054)

NET ASSETS:
   Beginning of period......................................................          5,448,934           3,819,035
                                                                              ------------------  ------------------
   End of period............................................................  $       5,327,735    $      3,455,981
                                                                              ==================  ==================


                                                                                GOLDMAN SACHS        GOLDMAN SACHS
                                                                                  STRATEGIC              HIGH
                                                                                 GROWTH FUND          YIELD FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $            (129)   $        240,753
   Net realized gain (loss) on security transactions........................                 13               6,299
   Net realized gain distributions..........................................              2,186              87,620
   Change in unrealized appreciation (depreciation) during the period.......               (576)           (256,037)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........              1,494              78,635
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................              2,553           1,203,995
   Net transfers............................................................                 --             (67,870)
   Surrenders for benefit payments and fees.................................                (20)         (1,208,027)
   Other transactions.......................................................                 (1)                535
   Net loan activity........................................................                 --                (116)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...              2,532             (71,483)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................              4,026               7,152

NET ASSETS:
   Beginning of period......................................................             10,969           4,452,244
                                                                              ------------------  ------------------
   End of period............................................................  $          14,995    $      4,459,396
                                                                              ==================  ==================


                                                                                 GOLDMAN SACHS      GOLDMAN SACHS
                                                                                   LARGE CAP        SMALL/MID CAP
                                                                                  VALUE FUND         GROWTH FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $             724   $          (4,084)
   Net realized gain (loss) on security transactions........................             18,114              78,197
   Net realized gain distributions..........................................             29,923              40,806
   Change in unrealized appreciation (depreciation) during the period.......              9,317             (68,553)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             58,078              46,366
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             69,175              87,840
   Net transfers............................................................            (22,025)            (97,967)
   Surrenders for benefit payments and fees.................................            (33,340)           (232,349)
   Other transactions.......................................................                (20)                 (2)
   Net loan activity........................................................                (53)                (18)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             13,737            (242,496)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             71,815            (196,130)

NET ASSETS:
   Beginning of period......................................................            510,828             720,310
                                                                              ------------------  ------------------
   End of period............................................................  $         582,643   $         524,180
                                                                              ==================  ==================


                                                                                  GOLDMAN SACHS       JOHN HANCOCK
                                                                                    SATELLITE           SMALL CAP
                                                                              STRATEGIES PORTFOLIO     EQUITY FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                              --------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $               9    $          (5,375)
   Net realized gain (loss) on security transactions........................                  --              144,733
   Net realized gain distributions..........................................                   3                   --
   Change in unrealized appreciation (depreciation) during the period.......                 (22)            (189,322)
                                                                              --------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........                 (10)             (49,964)
                                                                              --------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................                 180               48,964
   Net transfers............................................................                  --              (29,005)
   Surrenders for benefit payments and fees.................................                  --             (152,325)
   Other transactions.......................................................                  (1)                  (2)
   Net loan activity........................................................                  --                  (10)
   Net annuity transactions.................................................                  --                   --
                                                                              --------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...                 179             (132,378)
                                                                              --------------------  ------------------
   Net increase (decrease) in net assets....................................                 169             (182,342)

NET ASSETS:
   Beginning of period......................................................                 404            1,032,648
                                                                              --------------------  ------------------
   End of period............................................................   $             573    $         850,306
                                                                              ====================  ==================

(10) Formerly Goldman Sachs Concentrated International Equity Fund. Change effected February 28, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-310

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-311

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                                       HARTFORD
                                                                                   FROST VALUE         BALANCED
                                                                                   EQUITY FUND         HLS FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $              31   $         105,756
   Net realized gain (loss) on security transactions.........................              1,961             732,320
   Net realized gain distributions...........................................                535                  --
   Change in unrealized appreciation (depreciation) during the period........             (1,096)            (71,287)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              1,431             766,789
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                812             272,466
   Net transfers.............................................................                 --             (16,521)
   Surrenders for benefit payments and fees..................................            (14,727)           (593,714)
   Other transactions........................................................                 (1)                (30)
   Net loan activity.........................................................                 --                 (87)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (13,916)           (337,886)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (12,485)            428,903

NET ASSETS:
   Beginning of period.......................................................             18,838           8,522,720
                                                                               ------------------  ------------------
   End of period.............................................................  $           6,353   $       8,951,623
                                                                               ==================  ==================

                                                                                                         HARTFORD
                                                                                    HARTFORD              CAPITAL
                                                                                  TOTAL RETURN         APPRECIATION
                                                                                  BOND HLS FUND          HLS FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $         554,206   $         125,265
   Net realized gain (loss) on security transactions.........................             109,274           2,722,357
   Net realized gain distributions...........................................                  --           4,326,104
   Change in unrealized appreciation (depreciation) during the period........             396,632          (5,215,612)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           1,060,112           1,958,114
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................           1,874,742           2,803,601
   Net transfers.............................................................            (546,529)           (960,699)
   Surrenders for benefit payments and fees..................................          (2,559,063)         (2,101,448)
   Other transactions........................................................                (145)                (75)
   Net loan activity.........................................................                (274)               (402)
   Net annuity transactions..................................................             (16,533)            (10,460)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....          (1,247,802)           (269,483)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................            (187,690)          1,688,631

NET ASSETS:
   Beginning of period.......................................................          20,285,265          29,118,919
                                                                               -------------------  ------------------
   End of period.............................................................   $      20,097,575   $      30,807,550
                                                                               ===================  ==================

                                                                                   HARTFORD
                                                                                   DIVIDEND             HARTFORD
                                                                                  AND GROWTH         GLOBAL RESEARCH
                                                                                   HLS FUND             HLS FUND
                                                                                  SUB-ACCOUNT       SUB-ACCOUNT (11)
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         527,629    $           7,196
   Net realized gain (loss) on security transactions.........................          1,908,294              134,849
   Net realized gain distributions...........................................          4,308,164               23,483
   Change in unrealized appreciation (depreciation) during the period........         (2,605,226)            (131,502)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........          4,138,861               34,026
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          3,278,942               25,861
   Net transfers.............................................................           (273,307)            (571,918)
   Surrenders for benefit payments and fees..................................         (4,043,370)             (29,141)
   Other transactions........................................................               (561)                  --
   Net loan activity.........................................................               (487)                 (46)
   Net annuity transactions..................................................            (12,283)                  --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (1,051,066)            (575,244)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................          3,087,795             (541,218)

NET ASSETS:
   Beginning of period.......................................................         34,263,112              541,218
                                                                               ------------------  -------------------
   End of period.............................................................  $      37,350,907    $              --
                                                                               ==================  ===================


                                                                                  THE HARTFORD         HARTFORD
                                                                                   HEALTHCARE        GLOBAL GROWTH
                                                                                    HLS FUND           HLS FUND
                                                                                   SUB-ACCOUNT     SUB-ACCOUNT (11)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         (15,502)  $            (601)
   Net realized gain (loss) on security transactions.........................            634,078              16,467
   Net realized gain distributions...........................................            271,416                  --
   Change in unrealized appreciation (depreciation) during the period........            (89,806)             14,739
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            800,186              30,605
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            303,857              60,255
   Net transfers.............................................................            164,624             675,775
   Surrenders for benefit payments and fees..................................           (507,230)            (19,810)
   Other transactions........................................................               (160)                  7
   Net loan activity.........................................................                (63)                (33)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (38,972)            716,194
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            761,214             746,799

NET ASSETS:
   Beginning of period.......................................................          3,022,803             121,366
                                                                               ------------------  ------------------
   End of period.............................................................  $       3,784,017   $         868,165
                                                                               ==================  ==================

                                                                                                         HARTFORD
                                                                                    HARTFORD              GROWTH
                                                                                     GROWTH            OPPORTUNITIES
                                                                                    HLS FUND             HLS FUND
                                                                                SUB-ACCOUNT (12)     SUB-ACCOUNT (12)
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (2,063)  $         (37,604)
   Net realized gain (loss) on security transactions.........................             (48,618)            256,841
   Net realized gain distributions...........................................             187,951             879,854
   Change in unrealized appreciation (depreciation) during the period........            (153,976)           (479,716)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (16,706)            619,375
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              43,194             750,443
   Net transfers.............................................................            (592,951)            648,758
   Surrenders for benefit payments and fees..................................             (48,624)           (592,617)
   Other transactions........................................................                  --                 222
   Net loan activity.........................................................                 (14)               (203)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (598,395)            806,603
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................            (615,101)          1,425,978

NET ASSETS:
   Beginning of period.......................................................             615,101           4,491,490
                                                                               -------------------  ------------------
   End of period.............................................................   $              --   $       5,917,468
                                                                               ===================  ==================

(11) Effective June 23, 2014 Hartford Global Research HLS Fund merged with Hartford Global Growth HLS Fund.

(12) Effective June 23, 2014 Hartford Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-312

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-313

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                                       HARTFORD
                                                                                  HARTFORD           INTERNATIONAL
                                                                                    INDEX            OPPORTUNITIES
                                                                                  HLS FUND             HLS FUND
                                                                              SUB-ACCOUNT (59)        SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          100,865    $          13,203
   Net realized gain (loss) on security transactions.......................           2,072,293               34,506
   Net realized gain distributions.........................................             475,476                   --
   Change in unrealized appreciation (depreciation) during the period......          (2,358,646)             (91,759)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             289,988              (44,050)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             623,908               83,316
   Net transfers...........................................................         (10,659,568)            (102,063)
   Surrenders for benefit payments and fees................................            (960,071)            (214,102)
   Other transactions......................................................                   8                  (14)
   Net loan activity.......................................................                (249)                 (27)
   Net annuity transactions................................................              (9,215)                  --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..         (11,005,187)            (232,890)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................         (10,715,199)            (276,940)

NET ASSETS:
   Beginning of period.....................................................          10,715,199            1,142,177
                                                                             -------------------  -------------------
   End of period...........................................................  $               --    $         865,237
                                                                             ===================  ===================


                                                                                 HARTFORD            HARTFORD
                                                                                  MIDCAP            ULTRASHORT
                                                                                 HLS FUND          BOND HLS FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $         (67,950)  $         (39,843)
   Net realized gain (loss) on security transactions.......................          1,710,951               1,995
   Net realized gain distributions.........................................          2,622,497                  --
   Change in unrealized appreciation (depreciation) during the period......         (1,933,648)             (1,144)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........          2,331,850             (38,992)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            662,603             740,682
   Net transfers...........................................................           (124,429)           (741,875)
   Surrenders for benefit payments and fees................................         (2,362,364)         (1,130,063)
   Other transactions......................................................                240                   3
   Net loan activity.......................................................                (64)               (417)
   Net annuity transactions................................................                 --              (7,680)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..         (1,824,014)         (1,139,350)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            507,836          (1,178,342)

NET ASSETS:
   Beginning of period.....................................................         22,588,755           6,468,800
                                                                             ------------------  ------------------
   End of period...........................................................  $      23,096,591   $       5,290,458
                                                                             ==================  ==================


                                                                                  HARTFORD            HARTFORD
                                                                                SMALL COMPANY      SMALLCAP GROWTH
                                                                                  HLS FUND            HLS FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $         (37,320)  $           (4,252)
   Net realized gain (loss) on security transactions.......................            470,329               30,644
   Net realized gain distributions.........................................          1,389,993               99,433
   Change in unrealized appreciation (depreciation) during the period......         (1,367,813)             (98,362)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            455,189               27,463
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            402,944               64,340
   Net transfers...........................................................           (282,688)              43,889
   Surrenders for benefit payments and fees................................           (676,575)             (89,551)
   Other transactions......................................................                (47)                 (28)
   Net loan activity.......................................................                (49)                 (23)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (556,415)              18,627
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................           (101,226)              46,090

NET ASSETS:
   Beginning of period.....................................................          8,017,587              521,960
                                                                             ------------------  -------------------
   End of period...........................................................  $       7,916,361   $          568,050
                                                                             ==================  ===================

                                                                                                       HARTFORD
                                                                                                    U.S. GOVERNMENT
                                                                                  HARTFORD            SECURITIES
                                                                               STOCK HLS FUND          HLS FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           78,336    $          17,089
   Net realized gain (loss) on security transactions.......................             559,020              (18,836)
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......              28,925               25,424
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             666,281               23,677
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             168,873               50,684
   Net transfers...........................................................            (247,957)            (256,011)
   Surrenders for benefit payments and fees................................            (536,619)            (137,646)
   Other transactions......................................................                 (64)                  --
   Net loan activity.......................................................                 (23)                 (10)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (615,790)            (342,983)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              50,491             (319,306)

NET ASSETS:
   Beginning of period.....................................................           6,538,682            1,297,952
                                                                             -------------------  -------------------
   End of period...........................................................  $        6,589,173    $         978,646
                                                                             ===================  ===================


                                                                                                    THE HARTFORD
                                                                                  HARTFORD           CHECKS AND
                                                                               VALUE HLS FUND       BALANCES FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $           9,848   $           9,786
   Net realized gain (loss) on security transactions.......................             142,865               5,183
   Net realized gain distributions.........................................                  --              24,204
   Change in unrealized appreciation (depreciation) during the period......              13,319             (18,234)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             166,032              20,939
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             125,768              90,386
   Net transfers...........................................................            (162,986)              2,602
   Surrenders for benefit payments and fees................................            (195,726)            (46,695)
   Other transactions......................................................                 (30)                 (1)
   Net loan activity.......................................................                 (14)                (16)
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (232,988)             46,276
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................             (66,956)             67,215

NET ASSETS:
   Beginning of period.....................................................           1,611,776             258,980
                                                                             -------------------  ------------------
   End of period...........................................................   $       1,544,820   $         326,195
                                                                             ===================  ==================

(59) Effective October 20, 2014 Hartford Index HLS Fund merged with HIMCO VIT Index Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-314

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-315

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                                     THE HARTFORD
                                                                                  HARTFORD         TARGET RETIREMENT
                                                                                 HIGH YIELD            2010 FUND
                                                                                 SUB-ACCOUNT       SUB-ACCOUNT (13)
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $             756    $         13,547
   Net realized gain (loss) on security transactions........................                  1              62,407
   Net realized gain distributions..........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period.......               (687)            (44,730)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........                 70              31,224
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................              7,093              49,947
   Net transfers............................................................              1,467            (936,088)
   Surrenders for benefit payments and fees.................................                 --            (328,865)
   Other transactions.......................................................                  2                  80
   Net loan activity........................................................                 --                 (28)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...              8,562          (1,214,954)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................              8,632          (1,183,730)

NET ASSETS:
   Beginning of period......................................................             13,991           1,183,730
                                                                              ------------------  ------------------
   End of period............................................................  $          22,623    $             --
                                                                              ==================  ==================

                                                                                THE HARTFORD         THE HARTFORD
                                                                              TARGET RETIREMENT    TARGET RETIREMENT
                                                                                  2020 FUND            2030 FUND
                                                                              SUB-ACCOUNT (14)     SUB-ACCOUNT (15)
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          18,489    $         43,688
   Net realized gain (loss) on security transactions........................            497,316             632,391
   Net realized gain distributions..........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period.......           (365,115)           (515,571)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            150,690             160,508
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            346,140             461,674
   Net transfers............................................................         (4,959,304)         (5,217,743)
   Surrenders for benefit payments and fees.................................           (651,365)           (443,750)
   Other transactions.......................................................                  9                   5
   Net loan activity........................................................               (152)               (178)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...         (5,264,672)         (5,199,992)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................         (5,113,982)         (5,039,484)

NET ASSETS:
   Beginning of period......................................................          5,113,982           5,039,484
                                                                              ------------------  ------------------
   End of period............................................................  $              --    $             --
                                                                              ==================  ==================

                                                                                  HARTFORD            HARTFORD
                                                                                 DIVIDEND &         INTERNATIONAL
                                                                                 GROWTH FUND      OPPORTUNITES FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          12,455   $             997
   Net realized gain (loss) on security transactions........................             94,294               1,207
   Net realized gain distributions..........................................            169,404              33,559
   Change in unrealized appreciation (depreciation) during the period.......            (61,330)            (51,066)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            214,823             (15,303)
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            228,470              63,125
   Net transfers............................................................            (16,658)             43,830
   Surrenders for benefit payments and fees.................................           (295,032)            (15,277)
   Other transactions.......................................................                 (1)                  1
   Net loan activity........................................................                 --                 (33)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            (83,221)             91,646
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            131,602              76,343

NET ASSETS:
   Beginning of period......................................................          1,945,124             231,444
                                                                              ------------------  ------------------
   End of period............................................................  $       2,076,726   $         307,787
                                                                              ==================  ==================

                                                                                                      HARTFORD
                                                                                 THE HARTFORD           SMALL
                                                                                  MIDCAP FUND       COMPANY FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          (5,941)  $          (4,516)
   Net realized gain (loss) on security transactions........................             20,502              24,942
   Net realized gain distributions..........................................             56,005             200,859
   Change in unrealized appreciation (depreciation) during the period.......            (16,219)           (146,083)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             54,347              75,202
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            174,432             192,578
   Net transfers............................................................             31,176              10,908
   Surrenders for benefit payments and fees.................................            (94,386)           (108,965)
   Other transactions.......................................................                  1                   6
   Net loan activity........................................................                (45)                (94)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            111,178              94,433
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            165,525             169,635

NET ASSETS:
   Beginning of period......................................................            492,224           1,205,864
                                                                              ------------------  ------------------
   End of period............................................................  $         657,749   $       1,375,499
                                                                              ==================  ==================

                                                                                   HARTFORD
                                                                                 TOTAL RETURN       THE HARTFORD
                                                                                   BOND FUND       HEALTHCARE FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $           4,427   $          (1,157)
   Net realized gain (loss) on security transactions........................               (919)              2,469
   Net realized gain distributions..........................................              7,532               9,528
   Change in unrealized appreciation (depreciation) during the period.......              2,938              16,460
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             13,978              27,300
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             60,405              39,798
   Net transfers............................................................             11,388               9,338
   Surrenders for benefit payments and fees.................................            (11,876)             (2,624)
   Other transactions.......................................................                 21                  (2)
   Net loan activity........................................................                 --                  --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             59,938              46,510
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             73,916              73,810

NET ASSETS:
   Beginning of period......................................................            284,824              84,951
                                                                              ------------------  ------------------
   End of period............................................................  $         358,740   $         158,761
                                                                              ==================  ==================

(13) Effective June 26, 2014 The Hartford Target Retirement 2010 Fund was liquidated.

(14) Effective June 26, 2014 The Hartford Target Retirement 2020 Fund was liquidated.

(15) Effective June 26, 2014 The Hartford Target Retirement 2030 Fund was liquidated.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-316

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-317

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                                     THE HARTFORD
                                                                                THE HARTFORD             VALUE
                                                                                   GROWTH         OPPORTUNITIES FUND
                                                                             OPPORTUNITIES FUND       SUB-ACCOUNT
                                                                                 SUB-ACCOUNT           (16)(17)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $             (788)  $               (3)
   Net realized gain (loss) on security transactions.......................               7,663                  (85)
   Net realized gain distributions.........................................              11,959                  528
   Change in unrealized appreciation (depreciation) during the period......             (11,954)                (287)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               6,880                  153
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              11,280                1,479
   Net transfers...........................................................              (4,468)               6,736
   Surrenders for benefit payments and fees................................             (15,362)                (360)
   Other transactions......................................................                   3                   (4)
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              (8,547)               7,851
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              (1,667)               8,004

NET ASSETS:
   Beginning of period.....................................................              74,124                   --
                                                                             -------------------  -------------------
   End of period...........................................................  $           72,457   $            8,004
                                                                             ===================  ===================


                                                                                  HARTFORD          THE HARTFORD
                                                                                  MODERATE          CONSERVATIVE
                                                                               ALLOCATION FUND     ALLOCATION FUND
                                                                              SUB-ACCOUNT (18)       SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          46,279   $          10,378
   Net realized gain (loss) on security transactions.......................             90,251               9,316
   Net realized gain distributions.........................................            258,551              53,937
   Change in unrealized appreciation (depreciation) during the period......           (401,910)            (85,438)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (6,829)            (11,807)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            643,310             163,917
   Net transfers...........................................................            (93,761)            (86,161)
   Surrenders for benefit payments and fees................................           (465,374)           (260,271)
   Other transactions......................................................                (52)                 (1)
   Net loan activity.......................................................               (288)               (128)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             83,835            (182,644)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................             77,006            (194,451)

NET ASSETS:
   Beginning of period.....................................................          3,407,512           1,383,300
                                                                             ------------------  ------------------
   End of period...........................................................  $       3,484,518   $       1,188,849
                                                                             ==================  ==================


                                                                                  HARTFORD         THE HARTFORD
                                                                               GLOBAL CAPITAL         GROWTH
                                                                              APPRECIATION FUND   ALLOCATION FUND
                                                                              SUB-ACCOUNT (19)      SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $         (32,802)  $          88,211
   Net realized gain (loss) on security transactions.......................            725,601              73,691
   Net realized gain distributions.........................................          2,159,069             805,516
   Change in unrealized appreciation (depreciation) during the period......         (2,288,375)           (930,781)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            563,493              36,637
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................          1,134,546             703,005
   Net transfers...........................................................           (280,174)             21,810
   Surrenders for benefit payments and fees................................         (1,632,195)           (314,529)
   Other transactions......................................................               (481)                 24
   Net loan activity.......................................................               (251)               (214)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (778,555)            410,096
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................           (215,062)            446,733

NET ASSETS:
   Beginning of period.....................................................         10,023,404           3,396,060
                                                                             ------------------  ------------------
   End of period...........................................................  $       9,808,342   $       3,842,793
                                                                             ==================  ==================



                                                                                THE HARTFORD        THE HARTFORD
                                                                             INFLATION PLUS FUND     VALUE FUND
                                                                                 SUB-ACCOUNT      SUB-ACCOUNT (16)
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $          (1,252)  $              14
   Net realized gain (loss) on security transactions.......................              (4,835)               (857)
   Net realized gain distributions.........................................                  --                 979
   Change in unrealized appreciation (depreciation) during the period......               4,285                 (59)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              (1,802)                 77
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              71,710               1,426
   Net transfers...........................................................             (16,044)             (7,164)
   Surrenders for benefit payments and fees................................             (17,662)               (656)
   Other transactions......................................................                  (1)                 --
   Net loan activity.......................................................                  (5)                 --
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..              37,998              (6,394)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................              36,196              (6,317)

NET ASSETS:
   Beginning of period.....................................................             349,671               6,317
                                                                             -------------------  ------------------
   End of period...........................................................   $         385,867   $              --
                                                                             ===================  ==================


                                                                               THE HARTFORD         THE HARTFORD
                                                                                  EQUITY          TARGET RETIREMENT
                                                                                INCOME FUND           2015 FUND
                                                                                SUB-ACCOUNT       SUB-ACCOUNT (20)
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           3,379    $           7,247
   Net realized gain (loss) on security transactions.......................              4,048               81,970
   Net realized gain distributions.........................................              9,673                   --
   Change in unrealized appreciation (depreciation) during the period......             11,400              (39,682)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             28,500               49,535
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             90,311              105,521
   Net transfers...........................................................            (99,545)          (1,537,792)
   Surrenders for benefit payments and fees................................            (38,046)            (383,709)
   Other transactions......................................................                 (2)                 (14)
   Net loan activity.......................................................                (33)                 (15)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (47,315)          (1,816,009)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................            (18,815)          (1,766,474)

NET ASSETS:
   Beginning of period.....................................................            375,653            1,766,474
                                                                             ------------------  -------------------
   End of period...........................................................  $         356,838    $              --
                                                                             ==================  ===================

(16) Effective April 7, 2014 The Hartford Value Fund merged with The Hartford Value Opportunities Fund.

(17)  Funded as of April 7, 2014.

(18) Formerly The Hartford Balanced Allocation Fund. Change effective May 30, 2014.

(19) Formerly The Hartford Capital Appreciation Fund. Change effective February 28, 2014.

(20) Effective June 26, 2014 The Hartford Target Retirement 2015 Fund was liquidated.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-318

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-319

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                  THE HARTFORD         THE HARTFORD
                                                                                TARGET RETIREMENT    TARGET RETIREMENT
                                                                                    2025 FUND            2035 FUND
                                                                                SUB-ACCOUNT (21)     SUB-ACCOUNT (22)
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $         136,505   $         103,737
   Net realized gain (loss) on security transactions.........................             506,684             249,668
   Net realized gain distributions...........................................                  --                  --
   Change in unrealized appreciation (depreciation) during the period........            (479,745)           (285,479)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             163,444              67,926
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             649,638             242,477
   Net transfers.............................................................          (5,200,912)         (2,344,977)
   Surrenders for benefit payments and fees..................................            (497,181)           (308,067)
   Other transactions........................................................               4,314               7,073
   Net loan activity.........................................................                (224)               (134)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....          (5,044,365)         (2,403,628)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................          (4,880,921)         (2,335,702)

NET ASSETS:
   Beginning of period.......................................................           4,880,921           2,335,702
                                                                               -------------------  ------------------
   End of period.............................................................   $              --   $              --
                                                                               ===================  ==================


                                                                                 THE HARTFORD         THE HARTFORD
                                                                               TARGET RETIREMENT    TARGET RETIREMENT
                                                                                   2040 FUND            2045 FUND
                                                                               SUB-ACCOUNT (23)     SUB-ACCOUNT (24)
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          88,543    $         113,514
   Net realized gain (loss) on security transactions.........................            261,508              162,420
   Net realized gain distributions...........................................                 --                   --
   Change in unrealized appreciation (depreciation) during the period........           (279,048)            (248,482)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             71,003               27,452
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            294,161              167,425
   Net transfers.............................................................         (2,353,282)          (1,641,151)
   Surrenders for benefit payments and fees..................................           (315,262)            (458,348)
   Other transactions........................................................                 --               20,387
   Net loan activity.........................................................               (148)                 (76)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (2,374,531)          (1,911,763)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................         (2,303,528)          (1,884,311)

NET ASSETS:
   Beginning of period.......................................................          2,303,528            1,884,311
                                                                               ------------------  -------------------
   End of period.............................................................  $              --    $              --
                                                                               ==================  ===================


                                                                                  THE HARTFORD        THE HARTFORD
                                                                                TARGET RETIREMENT       BALANCED
                                                                                    2050 FUND          INCOME FUND
                                                                                SUB-ACCOUNT (25)       SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          65,936   $           1,701
   Net realized gain (loss) on security transactions.........................             60,128                  41
   Net realized gain distributions...........................................                 --               1,555
   Change in unrealized appreciation (depreciation) during the period........           (103,642)              2,768
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             22,422               6,065
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            122,583              17,281
   Net transfers.............................................................           (999,878)                718
   Surrenders for benefit payments and fees..................................           (114,419)                (43)
   Other transactions........................................................             10,578                  --
   Net loan activity.........................................................                (96)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (991,810)             17,956
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (969,388)             24,021

NET ASSETS:
   Beginning of period.......................................................            969,388              79,180
                                                                               ------------------  ------------------
   End of period.............................................................  $              --   $         103,201
                                                                               ==================  ==================

                                                                                 THE HARTFORD
                                                                                 INTERNATIONAL        THE HARTFORD
                                                                                     SMALL               MIDCAP
                                                                                 COMPANY FUND          VALUE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             173    $            (368)
   Net realized gain (loss) on security transactions.........................                459                1,408
   Net realized gain distributions...........................................              2,773                5,827
   Change in unrealized appreciation (depreciation) during the period........             (4,901)              (4,125)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             (1,496)               2,742
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              5,205               22,258
   Net transfers.............................................................                282                6,857
   Surrenders for benefit payments and fees..................................             (1,153)              (8,173)
   Other transactions........................................................                  2                   --
   Net loan activity.........................................................                 --                   (5)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....              4,336               20,937
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................              2,840               23,679

NET ASSETS:
   Beginning of period.......................................................             13,862               32,702
                                                                               ------------------  -------------------
   End of period.............................................................  $          16,702    $          56,381
                                                                               ==================  ===================


                                                                                  THE HARTFORD     HOTCHKIS AND WILEY
                                                                                     GLOBAL             LARGE CAP
                                                                                 ALL-ASSET FUND        VALUE FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             121    $          15,935
   Net realized gain (loss) on security transactions.........................                  2               12,165
   Net realized gain distributions...........................................                629                   --
   Change in unrealized appreciation (depreciation) during the period........               (808)              64,220
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........                (56)              92,320
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              3,000               34,438
   Net transfers.............................................................                 --              (21,173)
   Surrenders for benefit payments and fees..................................                (15)             (54,724)
   Other transactions........................................................                 --                  (58)
   Net loan activity.........................................................                 --                   --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....              2,985              (41,517)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................              2,929               50,803

NET ASSETS:
   Beginning of period.......................................................              2,904              743,595
                                                                               ------------------  -------------------
   End of period.............................................................  $           5,833    $         794,398
                                                                               ==================  ===================

(21) Effective June 26, 2014 The Hartford Target Retirement 2025 Fund was liquidated.

(22) Effective June 26, 2014 The Hartford Target Retirement 2035 Fund was liquidated.

(23) Effective June 26, 2014 The Hartford Target Retirement 2040 Fund was liquidated.

(24) Effective June 26, 2014 The Hartford Target Retirement 2045 Fund was liquidated.

(25) Effective June 26, 2014 The Hartford Target Retirement 2050 Fund was liquidated.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-320

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-321

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                INVESCO V.I.
                                                                                 TECHNOLOGY            INVESCO
                                                                                    FUND           TECHNOLOGY FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $            (658)  $          (1,996)
   Net realized gain (loss) on security transactions.......................              6,988              28,377
   Net realized gain distributions.........................................              8,475              43,646
   Change in unrealized appreciation (depreciation) during the period......             (5,312)            (41,819)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              9,493              28,208
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              1,660              29,247
   Net transfers...........................................................            (22,838)             30,155
   Surrenders for benefit payments and fees................................               (312)            (28,154)
   Other transactions......................................................                 --                  (2)
   Net loan activity.......................................................                 --                 (12)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (21,490)             31,234
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            (11,997)             59,442

NET ASSETS:
   Beginning of period.....................................................            117,426             293,886
                                                                             ------------------  ------------------
   End of period...........................................................  $         105,429   $         353,328
                                                                             ==================  ==================

                                                                                 IVY GLOBAL
                                                                                   NATURAL          IVY LARGE CAP
                                                                               RESOURCES FUND        GROWTH FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $         (17,556)  $          (4,577)
   Net realized gain (loss) on security transactions.......................             (4,424)             51,883
   Net realized gain distributions.........................................                 --              42,540
   Change in unrealized appreciation (depreciation) during the period......           (256,791)            (31,054)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........           (278,771)             58,792
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            349,852              70,358
   Net transfers...........................................................            (92,526)            (91,696)
   Surrenders for benefit payments and fees................................           (409,061)           (120,100)
   Other transactions......................................................                194                  (3)
   Net loan activity.......................................................                (21)                (13)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (151,562)           (141,454)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................           (430,333)            (82,662)

NET ASSETS:
   Beginning of period.....................................................          2,140,106             684,572
                                                                             ------------------  ------------------
   End of period...........................................................  $       1,709,773   $         601,910
                                                                             ==================  ==================


                                                                                IVY SCIENCE &         IVY ASSET
                                                                               TECHNOLOGY FUND      STRATEGY FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $         (10,038)  $          (6,396)
   Net realized gain (loss) on security transactions.......................             82,541              53,722
   Net realized gain distributions.........................................             31,728             288,296
   Change in unrealized appreciation (depreciation) during the period......            (55,656)           (442,460)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             48,575            (106,838)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            276,813             303,113
   Net transfers...........................................................             (7,389)           (106,198)
   Surrenders for benefit payments and fees................................           (226,030)            (90,138)
   Other transactions......................................................                267                   2
   Net loan activity.......................................................                (15)                (33)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             43,646             106,746
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................             92,221                 (92)

NET ASSETS:
   Beginning of period.....................................................          1,307,688           1,825,745
                                                                             ------------------  ------------------
   End of period...........................................................  $       1,399,909   $       1,825,653
                                                                             ==================  ==================

                                                                                                      JANUS ASPEN
                                                                                 JANUS ASPEN        GLOBAL RESEARCH
                                                                               FORTY PORTFOLIO         PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (10,255)  $              754
   Net realized gain (loss) on security transactions.......................              25,997               19,636
   Net realized gain distributions.........................................             569,710                   --
   Change in unrealized appreciation (depreciation) during the period......            (448,373)              (3,360)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             137,079               17,030
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              12,829                5,543
   Net transfers...........................................................            (239,365)            (119,964)
   Surrenders for benefit payments and fees................................             (81,813)              (1,612)
   Other transactions......................................................                (101)                  --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................             (11,482)              (2,157)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (319,932)            (118,190)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (182,853)            (101,160)

NET ASSETS:
   Beginning of period.....................................................           2,135,919              408,943
                                                                             -------------------  -------------------
   End of period...........................................................  $        1,953,066   $          307,783
                                                                             ===================  ===================

                                                                                 JANUS ASPEN          JANUS ASPEN
                                                                                 ENTERPRISE            BALANCED
                                                                                  PORTFOLIO            PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $             (200)  $            5,645
   Net realized gain (loss) on security transactions.......................                 236                4,322
   Net realized gain distributions.........................................               2,810               14,285
   Change in unrealized appreciation (depreciation) during the period......               1,506               16,211
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               4,352               40,463
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 583               20,611
   Net transfers...........................................................               7,762              (27,257)
   Surrenders for benefit payments and fees................................                  --              (27,119)
   Other transactions......................................................                  (2)                  --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               8,343              (33,765)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              12,695                6,698

NET ASSETS:
   Beginning of period.....................................................              31,956              534,099
                                                                             -------------------  -------------------
   End of period...........................................................  $           44,651   $          540,797
                                                                             ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-322

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-323

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                 JANUS ASPEN             JANUS
                                                                                  OVERSEAS             FLEXIBLE
                                                                                  PORTFOLIO            BOND FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $           16,489   $             272
   Net realized gain (loss) on security transactions.......................             (13,942)                 19
   Net realized gain distributions.........................................              22,467                  --
   Change in unrealized appreciation (depreciation) during the period......             (68,119)                188
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (43,105)                479
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               4,328               3,815
   Net transfers...........................................................             (31,371)                 --
   Surrenders for benefit payments and fees................................             (19,507)             (1,775)
   Other transactions......................................................                  --                  --
   Net loan activity.......................................................                  --                  (5)
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (46,550)              2,035
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................             (89,655)              2,514

NET ASSETS:
   Beginning of period.....................................................             378,343              11,226
                                                                             -------------------  ------------------
   End of period...........................................................  $          288,688   $          13,740
                                                                             ===================  ==================



                                                                                    JANUS              JANUS
                                                                                 FORTY FUND        BALANCED FUND
                                                                                 SUB-ACCOUNT        SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $         (38,639)  $          24,763
   Net realized gain (loss) on security transactions.......................            646,391              56,609
   Net realized gain distributions.........................................          2,015,241              85,276
   Change in unrealized appreciation (depreciation) during the period......         (2,147,235)            (14,348)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            475,758             152,300
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            656,889             201,320
   Net transfers...........................................................           (420,883)           (103,086)
   Surrenders for benefit payments and fees................................         (1,273,280)           (111,817)
   Other transactions......................................................                (15)                (90)
   Net loan activity.......................................................               (185)                (82)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..         (1,037,474)            (13,755)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................           (561,716)            138,545

NET ASSETS:
   Beginning of period.....................................................          6,768,614           1,958,441
                                                                             ------------------  ------------------
   End of period...........................................................  $       6,206,898   $       2,096,986
                                                                             ==================  ==================



                                                                                   JANUS               JANUS
                                                                              ENTERPRISE FUND      OVERSEAS FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (5,742)  $          (8,400)
   Net realized gain (loss) on security transactions.......................             62,071              66,586
   Net realized gain distributions.........................................             37,673                  --
   Change in unrealized appreciation (depreciation) during the period......            (30,789)           (561,031)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             63,213            (502,845)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             92,095             528,955
   Net transfers...........................................................             13,234            (577,935)
   Surrenders for benefit payments and fees................................           (199,075)           (403,708)
   Other transactions......................................................                 (6)                 82
   Net loan activity.......................................................                (12)               (121)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (93,764)           (452,727)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            (30,551)           (955,572)

NET ASSETS:
   Beginning of period.....................................................            706,115           3,770,037
                                                                             ------------------  ------------------
   End of period...........................................................  $         675,564   $       2,814,465
                                                                             ==================  ==================


                                                                                   JANUS               PERKINS
                                                                                  GLOBAL               MID CAP
                                                                               RESEARCH FUND         VALUE FUND
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $              79    $          13,105
   Net realized gain (loss) on security transactions.......................             62,465                8,294
   Net realized gain distributions.........................................                 --              179,283
   Change in unrealized appreciation (depreciation) during the period......            (46,190)            (132,709)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             16,354               67,973
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             36,256              216,743
   Net transfers...........................................................             (2,882)             (77,878)
   Surrenders for benefit payments and fees................................             (6,907)             (59,557)
   Other transactions......................................................                (13)               2,938
   Net loan activity.......................................................                 (2)                 (11)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             26,452               82,235
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................             42,806              150,208

NET ASSETS:
   Beginning of period.....................................................            234,692              793,753
                                                                             ------------------  -------------------
   End of period...........................................................  $         277,498    $         943,961
                                                                             ==================  ===================

                                                                                 PRUDENTIAL
                                                                              JENNISON NATURAL        PRUDENTIAL
                                                                                  RESOURCES        JENNISON MID-CAP
                                                                                 FUND, INC.        GROWTH FUND, INC.
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          (1,009)   $          (8,172)
   Net realized gain (loss) on security transactions.......................                (537)             242,624
   Net realized gain distributions.........................................                  --              155,575
   Change in unrealized appreciation (depreciation) during the period......            (121,354)            (236,016)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (122,900)             154,011
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             472,609              215,458
   Net transfers...........................................................              81,314             (198,812)
   Surrenders for benefit payments and fees................................             (11,909)          (1,007,905)
   Other transactions......................................................               1,089                  (28)
   Net loan activity.......................................................                  --                 (162)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             543,103             (991,449)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             420,203             (837,438)

NET ASSETS:
   Beginning of period.....................................................              35,308            2,268,888
                                                                             -------------------  -------------------
   End of period...........................................................   $         455,511    $       1,431,450
                                                                             ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-324

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-325

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                  PRUDENTIAL
                                                                                JENNISON 20/20         JPMORGAN
                                                                                  FOCUS FUND        CORE BOND FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (3,116)  $          32,326
   Net realized gain (loss) on security transactions.........................             17,866               2,525
   Net realized gain distributions...........................................             69,639               2,147
   Change in unrealized appreciation (depreciation) during the period........            (43,713)             32,215
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             40,676              69,213
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             63,117             240,766
   Net transfers.............................................................            (18,293)            388,345
   Surrenders for benefit payments and fees..................................           (104,478)           (926,875)
   Other transactions........................................................                 --                  (4)
   Net loan activity.........................................................                (29)                (90)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (59,683)           (297,858)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (19,007)           (228,645)

NET ASSETS:
   Beginning of period.......................................................            702,500           1,322,489
                                                                               ------------------  ------------------
   End of period.............................................................  $         683,493   $       1,093,844
                                                                               ==================  ==================

                                                                                    JPMORGAN             JPMORGAN
                                                                                    SMALL CAP            SMALL CAP
                                                                                   EQUITY FUND          GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $            (504)  $          (5,244)
   Net realized gain (loss) on security transactions.........................               5,939              49,587
   Net realized gain distributions...........................................               7,178              59,398
   Change in unrealized appreciation (depreciation) during the period........              (8,571)           (107,303)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               4,042              (3,562)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              12,114             140,188
   Net transfers.............................................................              (1,645)            (36,378)
   Surrenders for benefit payments and fees..................................             (24,372)            (98,679)
   Other transactions........................................................                  (1)                 23
   Net loan activity.........................................................                  --                 (29)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (13,904)              5,125
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              (9,862)              1,563

NET ASSETS:
   Beginning of period.......................................................              80,724             761,993
                                                                               -------------------  ------------------
   End of period.............................................................   $          70,862   $         763,556
                                                                               ===================  ==================

                                                                                    JPMORGAN
                                                                                    SMALL CAP          JPMORGAN
                                                                                   VALUE FUND      U.S. EQUITY FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           2,487   $           7,410
   Net realized gain (loss) on security transactions.........................             21,728              13,013
   Net realized gain distributions...........................................             37,728             121,336
   Change in unrealized appreciation (depreciation) during the period........            (31,994)             16,952
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             29,949             158,711
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            112,957             171,317
   Net transfers.............................................................            (22,375)            647,799
   Surrenders for benefit payments and fees..................................            (20,853)            (53,523)
   Other transactions........................................................                 --                  11
   Net loan activity.........................................................                 (6)                (12)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             69,723             765,592
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             99,672             924,303

NET ASSETS:
   Beginning of period.......................................................            676,604             584,481
                                                                               ------------------  ------------------
   End of period.............................................................  $         776,276   $       1,508,784
                                                                               ==================  ==================

                                                                                   JPMORGAN             JPMORGAN
                                                                                SMARTRETIREMENT      SMARTRETIREMENT
                                                                                   2010 FUND            2015 FUND
                                                                               SUB-ACCOUNT (26)        SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           2,643    $          44,798
   Net realized gain (loss) on security transactions.........................             44,758               29,038
   Net realized gain distributions...........................................                 --                6,808
   Change in unrealized appreciation (depreciation) during the period........            (23,428)              (4,627)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             23,973               76,017
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             40,895              346,523
   Net transfers.............................................................           (559,803)             893,526
   Surrenders for benefit payments and fees..................................            (15,194)            (497,418)
   Other transactions........................................................                 (8)                  --
   Net loan activity.........................................................                (56)                 (50)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (534,166)             742,581
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (510,193)             818,598

NET ASSETS:
   Beginning of period.......................................................            510,193            1,224,139
                                                                               ------------------  -------------------
   End of period.............................................................  $              --    $       2,042,737
                                                                               ==================  ===================

                                                                                    JPMORGAN            JPMORGAN
                                                                                 SMARTRETIREMENT     SMARTRETIREMENT
                                                                                    2020 FUND           2025 FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         102,569   $         116,048
   Net realized gain (loss) on security transactions.........................             44,746              44,799
   Net realized gain distributions...........................................             59,569              71,400
   Change in unrealized appreciation (depreciation) during the period........            (33,863)            (11,939)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            173,021             220,308
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            807,182             903,487
   Net transfers.............................................................          3,195,115           3,290,128
   Surrenders for benefit payments and fees..................................           (684,687)           (297,128)
   Other transactions........................................................                (68)                  4
   Net loan activity.........................................................                (77)               (263)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....          3,317,465           3,896,228
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................          3,490,486           4,116,536

NET ASSETS:
   Beginning of period.......................................................          1,302,264           1,909,973
                                                                               ------------------  ------------------
   End of period.............................................................  $       4,792,750   $       6,026,509
                                                                               ==================  ==================

(26) Effective June 20, 2014 JPMorgan SmartRetirement 2010 Fund merged with JPMorgan SmartRetirement Income Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-326

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-327

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                 JPMORGAN             JPMORGAN
                                                                              SMARTRETIREMENT      SMARTRETIREMENT
                                                                                 2030 FUND            2035 FUND
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $         140,301   $          58,310
   Net realized gain (loss) on security transactions.......................            264,301              25,501
   Net realized gain distributions.........................................             93,330              38,436
   Change in unrealized appreciation (depreciation) during the period......           (201,015)              2,231
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            296,917             124,478
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................          1,699,668             594,380
   Net transfers...........................................................          3,131,344           1,371,355
   Surrenders for benefit payments and fees................................         (2,061,034)           (186,779)
   Other transactions......................................................               (449)                  6
   Net loan activity.......................................................               (794)               (363)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..          2,768,735           1,778,599
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................          3,065,652           1,903,077

NET ASSETS:
   Beginning of period.....................................................          2,248,092             991,208
                                                                             ------------------  ------------------
   End of period...........................................................  $       5,313,744   $       2,894,285
                                                                             ==================  ==================

                                                                                 JPMORGAN            JPMORGAN
                                                                              SMARTRETIREMENT     SMARTRETIREMENT
                                                                                 2040 FUND           2045 FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          78,313   $          41,451
   Net realized gain (loss) on security transactions.......................            124,082               7,236
   Net realized gain distributions.........................................             54,526              29,124
   Change in unrealized appreciation (depreciation) during the period......            (88,632)             10,793
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            168,289              88,604
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            845,268             471,815
   Net transfers...........................................................          1,626,708           1,113,592
   Surrenders for benefit payments and fees................................         (1,190,577)            (86,421)
   Other transactions......................................................               (114)                (12)
   Net loan activity.......................................................               (811)               (341)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..          1,280,474           1,498,633
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................          1,448,763           1,587,237

NET ASSETS:
   Beginning of period.....................................................          1,297,047             580,784
                                                                             ------------------  ------------------
   End of period...........................................................  $       2,745,810   $       2,168,021
                                                                             ==================  ==================

                                                                                  JPMORGAN           JPMORGAN
                                                                               SMARTRETIREMENT    SMARTRETIREMENT
                                                                                  2050 FUND         INCOME FUND
                                                                                 SUB-ACCOUNT     SUB-ACCOUNT (26)
                                                                             ------------------  -----------------
OPERATIONS:
   Net investment income (loss)............................................  $          58,708   $         16,381
   Net realized gain (loss) on security transactions.......................            231,241              7,323
   Net realized gain distributions.........................................             35,366                 --
   Change in unrealized appreciation (depreciation) during the period......           (186,590)            (8,339)
                                                                             ------------------  -----------------
   Net increase (decrease) in net assets resulting from operations.........            138,725             15,365
                                                                             ------------------  -----------------

UNIT TRANSACTIONS:
   Purchases...............................................................            683,223            140,128
   Net transfers...........................................................            738,482            823,436
   Surrenders for benefit payments and fees................................         (1,694,789)          (209,395)
   Other transactions......................................................                123                 (2)
   Net loan activity.......................................................               (807)                --
   Net annuity transactions................................................                 --                 --
                                                                             ------------------  -----------------
   Net increase (decrease) in net assets resulting from unit transactions..           (273,768)           754,167
                                                                             ------------------  -----------------
   Net increase (decrease) in net assets...................................           (135,043)           769,532

NET ASSETS:
   Beginning of period.....................................................          1,362,980            226,698
                                                                             ------------------  -----------------
   End of period...........................................................  $       1,227,937   $        996,230
                                                                             ==================  =================

                                                                                 JPMORGAN             JPMORGAN
                                                                              SMARTRETIREMENT        PRIME MONEY
                                                                                 2055 FUND           MARKET FUND
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $           3,598    $        (16,034)
   Net realized gain (loss) on security transactions.......................              1,846                  --
   Net realized gain distributions.........................................              1,480                  --
   Change in unrealized appreciation (depreciation) during the period......                822                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              7,746             (16,034)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            144,324             662,319
   Net transfers...........................................................             16,582             125,349
   Surrenders for benefit payments and fees................................            (74,977)           (326,043)
   Other transactions......................................................                 (2)                  7
   Net loan activity.......................................................                 --              (1,115)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             85,927             460,517
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................             93,673             444,483

NET ASSETS:
   Beginning of period.....................................................             35,880           1,988,416
                                                                             ------------------  ------------------
   End of period...........................................................  $         129,553    $      2,432,899
                                                                             ==================  ==================

                                                                                  KEELEY
                                                                                 SMALL CAP         LOOMIS SAYLES
                                                                                VALUE FUND           BOND FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (7,971)  $          40,645
   Net realized gain (loss) on security transactions.......................             88,612               4,288
   Net realized gain distributions.........................................              4,373              51,398
   Change in unrealized appreciation (depreciation) during the period......            (95,704)            (78,048)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            (10,690)             18,283
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            147,387           1,118,207
   Net transfers...........................................................            (87,718)            161,013
   Surrenders for benefit payments and fees................................           (146,042)            (47,704)
   Other transactions......................................................                (32)                343
   Net loan activity.......................................................                (67)                (14)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (86,472)          1,231,845
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            (97,162)          1,250,128

NET ASSETS:
   Beginning of period.....................................................          2,182,544             737,542
                                                                             ------------------  ------------------
   End of period...........................................................  $       2,085,382   $       1,987,670
                                                                             ==================  ==================

(26) Effective June 20, 2014 JPMorgan SmartRetirement 2010 Fund merged with JPMorgan SmartRetirement Income Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-328

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-329

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------




                                                                                  LKCM AQUINAS         LKCM AQUINAS
                                                                                   GROWTH FUND          VALUE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (2,112)  $             (76)
   Net realized gain (loss) on security transactions.........................               3,023               3,018
   Net realized gain distributions...........................................              37,216              18,927
   Change in unrealized appreciation (depreciation) during the period........             (39,253)            (17,013)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              (1,126)              4,856
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              41,592              36,326
   Net transfers.............................................................             (37,179)              6,471
   Surrenders for benefit payments and fees..................................             (24,276)            (18,827)
   Other transactions........................................................                  (1)                  3
   Net loan activity.........................................................                 (11)                (11)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (19,875)             23,962
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             (21,001)             28,818

NET ASSETS:
   Beginning of period.......................................................             200,447             214,917
                                                                               -------------------  ------------------
   End of period.............................................................   $         179,446   $         243,735
                                                                               ===================  ==================


                                                                                                       LORD ABBETT
                                                                                   LORD ABBETT         FUNDAMENTAL
                                                                                 AFFILIATED FUND       EQUITY FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           9,023    $           1,211
   Net realized gain (loss) on security transactions.........................             58,782              183,208
   Net realized gain distributions...........................................             35,142              760,950
   Change in unrealized appreciation (depreciation) during the period........            (23,176)            (668,148)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             79,771              277,221
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             83,333              576,987
   Net transfers.............................................................            (23,668)            (487,776)
   Surrenders for benefit payments and fees..................................           (172,494)            (365,827)
   Other transactions........................................................                  1                 (679)
   Net loan activity.........................................................               (113)                 (93)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (112,941)            (277,388)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            (33,170)                (167)

NET ASSETS:
   Beginning of period.......................................................            785,875            4,447,815
                                                                               ------------------  -------------------
   End of period.............................................................  $         752,705    $       4,447,648
                                                                               ==================  ===================


                                                                                   LORD ABBETT         LORD ABBETT
                                                                                 BOND DEBENTURE          GROWTH
                                                                                      FUND         OPPORTUNITIES FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          87,782   $          (2,677)
   Net realized gain (loss) on security transactions.........................             32,776              30,851
   Net realized gain distributions...........................................             56,164              51,033
   Change in unrealized appreciation (depreciation) during the period........            (98,473)            (60,030)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             78,249              19,177
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            424,690              52,682
   Net transfers.............................................................             88,762              (9,202)
   Surrenders for benefit payments and fees..................................           (561,426)            (11,041)
   Other transactions........................................................                329                   5
   Net loan activity.........................................................                (54)                (18)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (47,699)             32,426
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             30,550              51,603

NET ASSETS:
   Beginning of period.......................................................          2,279,029             321,060
                                                                               ------------------  ------------------
   End of period.............................................................  $       2,309,579   $         372,663
                                                                               ==================  ==================

                                                                                  LORD ABBETT
                                                                                  CALIBRATED
                                                                                   DIVIDEND            LORD ABBETT
                                                                                  GROWTH FUND       TOTAL RETURN FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             987    $           9,177
   Net realized gain (loss) on security transactions.........................             31,945               (6,580)
   Net realized gain distributions...........................................             28,210                3,035
   Change in unrealized appreciation (depreciation) during the period........            (35,580)              16,389
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             25,562               22,021
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             32,278               68,779
   Net transfers.............................................................            (51,261)             127,367
   Surrenders for benefit payments and fees..................................            (95,983)            (152,708)
   Other transactions........................................................                 --                   43
   Net loan activity.........................................................                (81)                 (11)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (115,047)              43,470
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            (89,485)              65,491

NET ASSETS:
   Beginning of period.......................................................            318,933              489,340
                                                                               ------------------  -------------------
   End of period.............................................................  $         229,448    $         554,831
                                                                               ==================  ===================


                                                                                   LORD ABBETT         LORD ABBETT
                                                                                   DEVELOPING         INTERNATIONAL
                                                                                GROWTH FUND, INC.   CORE EQUITY FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         (11,480)  $           1,878
   Net realized gain (loss) on security transactions.........................            110,421                 218
   Net realized gain distributions...........................................            362,067                  --
   Change in unrealized appreciation (depreciation) during the period........           (386,968)            (35,757)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             74,040             (33,661)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            298,527              38,091
   Net transfers.............................................................             35,776                   2
   Surrenders for benefit payments and fees..................................           (402,923)            (30,810)
   Other transactions........................................................            (19,118)                  3
   Net loan activity.........................................................                (81)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (87,819)              7,286
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (13,779)            (26,375)

NET ASSETS:
   Beginning of period.......................................................          2,237,223             337,629
                                                                               ------------------  ------------------
   End of period.............................................................  $       2,223,444   $         311,254
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-330

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-331

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                  LORD ABBETT
                                                                                     VALUE             CLEARBRIDGE
                                                                              OPPORTUNITIES FUND       VALUE TRUST
                                                                                  SUB-ACCOUNT       SUB-ACCOUNT (27)
                                                                              -------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $         (29,538)   $         (2,172)
   Net realized gain (loss) on security transactions........................              32,129                 916
   Net realized gain distributions..........................................             482,029                  --
   Change in unrealized appreciation (depreciation) during the period.......            (209,656)             33,894
                                                                              -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             274,964              32,638
                                                                              -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             815,534              12,321
   Net transfers............................................................             (86,835)             16,694
   Surrenders for benefit payments and fees.................................            (438,548)            (11,539)
   Other transactions.......................................................                 543                  (2)
   Net loan activity........................................................                (147)                 --
   Net annuity transactions.................................................                  --                  --
                                                                              -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             290,547              17,474
                                                                              -------------------  ------------------
   Net increase (decrease) in net assets....................................             565,511              50,112

NET ASSETS:
   Beginning of period......................................................           3,331,098             262,148
                                                                              -------------------  ------------------
   End of period............................................................   $       3,896,609    $        312,260
                                                                              ===================  ==================


                                                                                                      MASSMUTUAL
                                                                                 BMO MID-CAP        RETIRESMART(SM)
                                                                                 VALUE FUND            2010 FUND
                                                                                 SUB-ACCOUNT       SUB-ACCOUNT (28)
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          (1,364)   $          2,670
   Net realized gain (loss) on security transactions........................              7,409                 (15)
   Net realized gain distributions..........................................             77,645                  --
   Change in unrealized appreciation (depreciation) during the period.......            (19,392)             (4,251)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             64,298              (1,596)
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             91,947              12,534
   Net transfers............................................................             36,097             106,341
   Surrenders for benefit payments and fees.................................            (26,008)                (52)
   Other transactions.......................................................                 (1)                 --
   Net loan activity........................................................                (12)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            102,023             118,823
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            166,321             117,227

NET ASSETS:
   Beginning of period......................................................            534,269                  --
                                                                              ------------------  ------------------
   End of period............................................................  $         700,590    $        117,227
                                                                              ==================  ==================


                                                                                MFS EMERGING         MASSACHUSETTS
                                                                                   MARKETS         INVESTORS GROWTH
                                                                                 EQUITY FUND          STOCK FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  -------------------
OPERATIONS:
   Net investment income (loss).............................................  $          11,007    $           5,147
   Net realized gain (loss) on security transactions........................               (470)             322,996
   Net realized gain distributions..........................................                 --               96,195
   Change in unrealized appreciation (depreciation) during the period.......               (853)             (84,288)
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations..........              9,684              340,050
                                                                              ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases................................................................             68,785               90,169
   Net transfers............................................................            (20,377)            (586,125)
   Surrenders for benefit payments and fees.................................            (15,612)            (225,674)
   Other transactions.......................................................                 53                   (5)
   Net loan activity........................................................                 --                   (1)
   Net annuity transactions.................................................                 --                   --
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions...             32,849             (721,636)
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets....................................             42,533             (381,586)

NET ASSETS:
   Beginning of period......................................................            291,908            3,525,935
                                                                              ------------------  -------------------
   End of period............................................................  $         334,441    $       3,144,349
                                                                              ==================  ===================

                                                                                                         MFS
                                                                                                    INTERNATIONAL
                                                                                   MFS HIGH              NEW
                                                                                  INCOME FUND      DISCOVERY FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          68,394   $           1,500
   Net realized gain (loss) on security transactions........................             37,228              14,108
   Net realized gain distributions..........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period.......            (85,937)            (28,565)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             19,685             (12,957)
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            175,603              50,499
   Net transfers............................................................             60,534             (38,132)
   Surrenders for benefit payments and fees.................................           (125,173)            (35,515)
   Other transactions.......................................................                146                 (10)
   Net loan activity........................................................                (28)                (22)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            111,082             (23,180)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            130,767             (36,137)

NET ASSETS:
   Beginning of period......................................................          1,275,448             382,433
                                                                              ------------------  ------------------
   End of period............................................................  $       1,406,215   $         346,296
                                                                              ==================  ==================



                                                                                  MFS MID CAP          MFS NEW
                                                                                  GROWTH FUND      DISCOVERY FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          (4,615)  $          (2,486)
   Net realized gain (loss) on security transactions........................             80,638               5,162
   Net realized gain distributions..........................................             40,350             108,536
   Change in unrealized appreciation (depreciation) during the period.......            (71,822)           (168,488)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             44,551             (57,276)
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             40,234             885,682
   Net transfers............................................................                497              26,332
   Surrenders for benefit payments and fees.................................            (29,431)            (31,877)
   Other transactions.......................................................                 (2)                315
   Net loan activity........................................................                (25)                (21)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             11,273             880,431
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             55,824             823,155

NET ASSETS:
   Beginning of period......................................................            556,752             694,266
                                                                              ------------------  ------------------
   End of period............................................................  $         612,576   $       1,517,421
                                                                              ==================  ==================

(27) Formerly Legg Mason Capital Management Value Trust, Inc. Change effective March 1, 2014.

(28)  Funded as of June 26, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-332

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-333

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                 MFS RESEARCH         MFS TOTAL
                                                                              INTERNATIONAL FUND     RETURN FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $         42,045   $          38,666
   Net realized gain (loss) on security transactions........................             54,612              39,818
   Net realized gain distributions..........................................                 --              61,134
   Change in unrealized appreciation (depreciation) during the period.......           (320,441)             32,483
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........           (223,784)            172,101
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            639,355             432,350
   Net transfers............................................................            584,804             198,319
   Surrenders for benefit payments and fees.................................           (226,216)           (216,327)
   Other transactions.......................................................                 30                   4
   Net loan activity........................................................               (184)               (115)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            997,789             414,231
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            774,005             586,332

NET ASSETS:
   Beginning of period......................................................          2,194,927           2,002,617
                                                                              ------------------  ------------------
   End of period............................................................   $      2,968,932   $       2,588,949
                                                                              ==================  ==================


                                                                                      MFS                MFS
                                                                                UTILITIES FUND       VALUE FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $        121,339   $         178,844
   Net realized gain (loss) on security transactions........................            753,977             706,563
   Net realized gain distributions..........................................            357,643             299,650
   Change in unrealized appreciation (depreciation) during the period.......           (605,259)           (182,109)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            627,700           1,002,948
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            699,518           1,603,657
   Net transfers............................................................            242,859             871,002
   Surrenders for benefit payments and fees.................................           (650,159)           (674,893)
   Other transactions.......................................................                (57)               (348)
   Net loan activity........................................................               (272)               (198)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            291,889           1,799,220
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            919,589           2,802,168

NET ASSETS:
   Beginning of period......................................................          5,053,450           8,770,901
                                                                              ------------------  ------------------
   End of period............................................................   $      5,973,039   $      11,573,069
                                                                              ==================  ==================

                                                                                                         MFS
                                                                                 MFS RESEARCH       MASSACHUSETTS
                                                                                   BOND FUND       INVESTORS TRUST
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $           4,134   $           6,347
   Net realized gain (loss) on security transactions........................                903              31,549
   Net realized gain distributions..........................................                874              87,760
   Change in unrealized appreciation (depreciation) during the period.......              2,700              23,038
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........              8,611             148,694
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             49,195             267,320
   Net transfers............................................................             36,997             (82,249)
   Surrenders for benefit payments and fees.................................            (37,030)            (61,264)
   Other transactions.......................................................                 14                  --
   Net loan activity........................................................                (40)                (74)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             49,136             123,733
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             57,747             272,427

NET ASSETS:
   Beginning of period......................................................            169,090           1,287,141
                                                                              ------------------  ------------------
   End of period............................................................  $         226,837   $       1,559,568
                                                                              ==================  ==================

                                                                                      MFS
                                                                                 INTERNATIONAL        MFS CORE
                                                                                  GROWTH FUND        EQUITY FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $              79   $            (148)
   Net realized gain (loss) on security transactions........................              2,027             281,242
   Net realized gain distributions..........................................                798              88,031
   Change in unrealized appreciation (depreciation) during the period.......             (8,103)           (250,982)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             (5,199)            118,143
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             28,203              55,670
   Net transfers............................................................             (4,607)             27,843
   Surrenders for benefit payments and fees.................................             (6,890)            (41,573)
   Other transactions.......................................................                 --                   6
   Net loan activity........................................................                 (8)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             16,698              41,946
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             11,499             160,089

NET ASSETS:
   Beginning of period......................................................             76,434           1,104,806
                                                                              ------------------  ------------------
   End of period............................................................  $          87,933   $       1,264,895
                                                                              ==================  ==================

                                                                                      MFS                MFS
                                                                                  GOVERNMENT        INTERNATIONAL
                                                                                SECURITIES FUND      VALUE FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          83,686   $         121,716
   Net realized gain (loss) on security transactions........................            (27,737)            106,836
   Net realized gain distributions..........................................                 --              73,059
   Change in unrealized appreciation (depreciation) during the period.......            143,686            (298,473)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            199,635               3,138
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................          1,015,469           2,439,714
   Net transfers............................................................           (550,010)            655,914
   Surrenders for benefit payments and fees.................................           (585,696)           (566,422)
   Other transactions.......................................................                232                 158
   Net loan activity........................................................               (309)               (151)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...           (120,314)          2,529,213
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             79,321           2,532,351

NET ASSETS:
   Beginning of period......................................................          4,895,889           3,746,968
                                                                              ------------------  ------------------
   End of period............................................................  $       4,975,210   $       6,279,319
                                                                              ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-334

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-335

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                       MFS               MFS CORE
                                                                                 TECHNOLOGY FUND       EQUITY SERIES
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $            (794)   $              45
   Net realized gain (loss) on security transactions.........................               7,952                   39
   Net realized gain distributions...........................................               3,625                   --
   Change in unrealized appreciation (depreciation) during the period........              (2,228)               2,014
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               8,555                2,098
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              10,183                  583
   Net transfers.............................................................              (5,143)               8,356
   Surrenders for benefit payments and fees..................................             (22,814)                  --
   Other transactions........................................................                  (2)                  --
   Net loan activity.........................................................                  --                   --
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (17,776)               8,939
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              (9,221)              11,037

NET ASSETS:
   Beginning of period.......................................................             117,683               15,064
                                                                               -------------------  ------------------
   End of period.............................................................   $         108,462    $          26,101
                                                                               ===================  ==================

                                                                                       MFS
                                                                                INVESTORS GROWTH          MFS
                                                                                  STOCK SERIES     UTILITIES SERIES
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             (77)  $           4,533
   Net realized gain (loss) on security transactions.........................                 65               6,325
   Net realized gain distributions...........................................              2,548              11,415
   Change in unrealized appreciation (depreciation) during the period........              2,121               8,494
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              4,657              30,767
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                 --               7,009
   Net transfers.............................................................                 --              46,790
   Surrenders for benefit payments and fees..................................                 --             (42,217)
   Other transactions........................................................                 (1)                 (1)
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                 (1)             11,581
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              4,656              42,348

NET ASSETS:
   Beginning of period.......................................................             43,602             274,222
                                                                               ------------------  ------------------
   End of period.............................................................  $          48,258   $         316,570
                                                                               ==================  ==================

                                                                                                            MFS
                                                                                       MFS              HIGH YIELD
                                                                                   GROWTH FUND           PORTFOLIO
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (5,554)   $          6,684
   Net realized gain (loss) on security transactions.........................              23,552                  66
   Net realized gain distributions...........................................             118,022                  --
   Change in unrealized appreciation (depreciation) during the period........              81,826              (3,959)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             217,846               2,791
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             767,587               3,037
   Net transfers.............................................................             (64,310)              1,196
   Surrenders for benefit payments and fees..................................            (149,366)             (4,080)
   Other transactions........................................................                 (12)                 --
   Net loan activity.........................................................                 (53)                 --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             553,846                 153
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             771,692               2,944

NET ASSETS:
   Beginning of period.......................................................           2,159,844             134,480
                                                                               -------------------  ------------------
   End of period.............................................................   $       2,931,536    $        137,424
                                                                               ===================  ==================

                                                                                    BLACKROCK          BLACKROCK
                                                                                     GLOBAL            LARGE CAP
                                                                                 ALLOCATION FUND       CORE FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         178,075   $          (1,557)
   Net realized gain (loss) on security transactions.........................            509,175             167,576
   Net realized gain distributions...........................................            744,721                  --
   Change in unrealized appreciation (depreciation) during the period........         (1,233,236)           (123,862)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            198,735              42,157
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,955,124              33,034
   Net transfers.............................................................           (316,989)             14,824
   Surrenders for benefit payments and fees..................................         (4,145,664)           (552,005)
   Other transactions........................................................                395                  (1)
   Net loan activity.........................................................               (678)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (2,507,812)           (504,148)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................         (2,309,077)           (461,991)

NET ASSETS:
   Beginning of period.......................................................         13,164,007             540,961
                                                                               ------------------  ------------------
   End of period.............................................................  $      10,854,930   $          78,970
                                                                               ==================  ==================

                                                                                    BLACKROCK            BLACKROCK
                                                                                      VALUE              SMALL CAP
                                                                               OPPORTUNITIES FUND       GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $            (654)  $          (5,306)
   Net realized gain (loss) on security transactions.........................                 892               1,347
   Net realized gain distributions...........................................                  --              95,544
   Change in unrealized appreciation (depreciation) during the period........               1,668             (85,132)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               1,906               6,453
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               7,363             105,743
   Net transfers.............................................................                  --             128,296
   Surrenders for benefit payments and fees..................................              (2,363)           (158,138)
   Other transactions........................................................                  --                  (1)
   Net loan activity.........................................................                  --                 (40)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....               5,000              75,860
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................               6,906              82,313

NET ASSETS:
   Beginning of period.......................................................              49,662             739,317
                                                                               -------------------  ------------------
   End of period.............................................................   $          56,568   $         821,630
                                                                               ===================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-336

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-337

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                                         BLACKROCK
                                                                                    BLACKROCK          INTERNATIONAL
                                                                                  MID CAP VALUE        OPPORTUNITIES
                                                                               OPPORTUNITIES FUND        PORTFOLIO
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (5,157)   $          17,025
   Net realized gain (loss) on security transactions.........................              96,276               75,869
   Net realized gain distributions...........................................             196,426               93,141
   Change in unrealized appreciation (depreciation) during the period........            (206,024)            (296,636)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........              81,521             (110,601)
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             321,555              190,639
   Net transfers.............................................................             (95,175)            (100,737)
   Surrenders for benefit payments and fees..................................            (246,662)             (72,639)
   Other transactions........................................................                 (70)                  78
   Net loan activity.........................................................                (128)                 (17)
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (20,480)              17,324
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................              61,041              (93,277)

NET ASSETS:
   Beginning of period.......................................................           1,410,364            1,020,365
                                                                               -------------------  -------------------
   End of period.............................................................   $       1,471,405    $         927,088
                                                                               ===================  ===================


                                                                                    BLACKROCK           MUNDER
                                                                                 MID CAP GROWTH       MIDCAP CORE
                                                                                EQUITY PORTFOLIO      GROWTH FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (2,898)  $          (7,242)
   Net realized gain (loss) on security transactions.........................             15,959              91,082
   Net realized gain distributions...........................................             33,831             433,488
   Change in unrealized appreciation (depreciation) during the period........            (32,962)           (142,473)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             13,930             374,855
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             20,987             553,870
   Net transfers.............................................................              1,953                 497
   Surrenders for benefit payments and fees..................................            (32,293)           (244,913)
   Other transactions........................................................                 (3)                (48)
   Net loan activity.........................................................                 (9)                (96)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (9,365)            309,310
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              4,565             684,165

NET ASSETS:
   Beginning of period.......................................................            286,343           3,534,084
                                                                               ------------------  ------------------
   End of period.............................................................  $         290,908   $       4,218,249
                                                                               ==================  ==================

                                                                                                         NUVEEN
                                                                                   NEUBERGER           TRADEWINDS
                                                                                BERMAN SOCIALLY       INTERNATIONAL
                                                                                RESPONSIVE FUND        VALUE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           7,936    $             396
   Net realized gain (loss) on security transactions.........................             64,629                1,371
   Net realized gain distributions...........................................            227,014                   --
   Change in unrealized appreciation (depreciation) during the period........           (159,595)              (3,529)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            139,984               (1,762)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            302,850                5,354
   Net transfers.............................................................            (38,232)                 758
   Surrenders for benefit payments and fees..................................            (89,709)             (11,249)
   Other transactions........................................................                 81                    1
   Net loan activity.........................................................                (67)                  --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            174,923               (5,136)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            314,907               (6,898)

NET ASSETS:
   Beginning of period.......................................................          1,283,648               22,660
                                                                               ------------------  -------------------
   End of period.............................................................  $       1,598,555    $          15,762
                                                                               ==================  ===================


                                                                                     OAKMARK          THE OAKMARK
                                                                                  INTERNATIONAL       EQUITY AND
                                                                                 SMALL CAP FUND       INCOME FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           6,278   $         128,503
   Net realized gain (loss) on security transactions.........................             (2,198)            175,159
   Net realized gain distributions...........................................             29,580           1,296,895
   Change in unrealized appreciation (depreciation) during the period........            (81,894)           (568,004)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (48,234)          1,032,553
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              1,277           3,005,093
   Net transfers.............................................................             (4,144)           (222,557)
   Surrenders for benefit payments and fees..................................            (89,513)         (1,318,564)
   Other transactions........................................................                 --                  64
   Net loan activity.........................................................                 --                (259)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (92,380)          1,463,777
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (140,614)          2,496,330

NET ASSETS:
   Beginning of period.......................................................            662,326          14,315,104
                                                                               ------------------  ------------------
   End of period.............................................................  $         521,712   $      16,811,434
                                                                               ==================  ==================


                                                                                  OPPENHEIMER
                                                                                    CAPITAL            OPPENHEIMER
                                                                               APPRECIATION FUND       GLOBAL FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (7,900)   $          20,296
   Net realized gain (loss) on security transactions.........................            425,122              530,736
   Net realized gain distributions...........................................            236,119              288,197
   Change in unrealized appreciation (depreciation) during the period........           (441,680)            (747,373)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            211,661               91,856
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             90,691              631,542
   Net transfers.............................................................             10,413               23,652
   Surrenders for benefit payments and fees..................................           (101,381)            (515,269)
   Other transactions........................................................                 (2)                 (35)
   Net loan activity.........................................................                (16)                (161)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....               (295)             139,729
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            211,366              231,585

NET ASSETS:
   Beginning of period.......................................................          1,494,043            5,871,436
                                                                               ------------------  -------------------
   End of period.............................................................  $       1,705,409    $       6,103,021
                                                                               ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-338

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-339

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                  OPPENHEIMER
                                                                                 INTERNATIONAL       OPPENHEIMER
                                                                                  GROWTH FUND     MAIN STREET FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $         31,456   $            (759)
   Net realized gain (loss) on security transactions........................             48,572              12,603
   Net realized gain distributions..........................................                 --              27,420
   Change in unrealized appreciation (depreciation) during the period.......           (429,766)            (16,481)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........           (349,738)             22,783
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................          1,440,119              29,549
   Net transfers............................................................             (3,844)                 63
   Surrenders for benefit payments and fees.................................           (765,343)             (6,322)
   Other transactions.......................................................                745                   7
   Net loan activity........................................................               (314)                 (6)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            671,363              23,291
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            321,625              46,074

NET ASSETS:
   Beginning of period......................................................          3,973,781             229,570
                                                                              ------------------  ------------------
   End of period............................................................   $      4,295,406   $         275,644
                                                                              ==================  ==================

                                                                                  OPPENHEIMER        OPPENHEIMER
                                                                               GLOBAL STRATEGIC      MAIN STREET
                                                                                  INCOME FUND       MID CAP FUND
                                                                                  SUB-ACCOUNT     SUB-ACCOUNT (29)
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          19,882   $          (5,035)
   Net realized gain (loss) on security transactions........................             (3,080)            296,048
   Net realized gain distributions..........................................                 --             369,583
   Change in unrealized appreciation (depreciation) during the period.......             (8,754)           (337,799)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........              8,048             322,797
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            146,605             304,708
   Net transfers............................................................            (33,571)            (19,053)
   Surrenders for benefit payments and fees.................................            (68,061)           (747,628)
   Other transactions.......................................................                 48                  11
   Net loan activity........................................................                (46)                (36)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             44,975            (461,998)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             53,023            (139,201)

NET ASSETS:
   Beginning of period......................................................            530,923           2,875,524
                                                                              ------------------  ------------------
   End of period............................................................  $         583,946   $       2,736,323
                                                                              ==================  ==================

                                                                                  OPPENHEIMER
                                                                                  DEVELOPING          OPPENHEIMER
                                                                                 MARKETS FUND         EQUITY FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          (2,011)   $            (31)
   Net realized gain (loss) on security transactions........................            160,493               1,710
   Net realized gain distributions..........................................             98,350                  --
   Change in unrealized appreciation (depreciation) during the period.......           (607,745)             22,066
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........           (350,913)             23,745
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................          1,549,010              16,262
   Net transfers............................................................           (184,241)              1,642
   Surrenders for benefit payments and fees.................................           (776,108)               (632)
   Other transactions.......................................................                (13)                 (1)
   Net loan activity........................................................               (187)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            588,461              17,271
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            237,548              41,016

NET ASSETS:
   Beginning of period......................................................          5,571,304             186,462
                                                                              ------------------  ------------------
   End of period............................................................  $       5,808,852    $        227,478
                                                                              ==================  ==================

                                                                                 OPPENHEIMER          OPPENHEIMER
                                                                                   CAPITAL           INTERNATIONAL
                                                                                 INCOME FUND           BOND FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $              13    $        125,414
   Net realized gain (loss) on security transactions........................                  1             (71,157)
   Net realized gain distributions..........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period.......                  6             (79,554)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........                 20             (25,297)
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................                 94           1,010,926
   Net transfers............................................................                 --            (357,061)
   Surrenders for benefit payments and fees.................................                 (1)           (902,444)
   Other transactions.......................................................                  1                  92
   Net loan activity........................................................                 --                (220)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...                 94            (248,707)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................                114            (274,004)

NET ASSETS:
   Beginning of period......................................................                544           5,796,448
                                                                              ------------------  ------------------
   End of period............................................................  $             658    $      5,522,444
                                                                              ==================  ==================

                                                                                 OPPENHEIMER          OPPENHEIMER
                                                                              SMALL- & MID- CAP       MAIN STREET
                                                                                 VALUE FUND         SELECT FUND(R)
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $            (233)   $         (4,300)
   Net realized gain (loss) on security transactions........................             70,299              99,085
   Net realized gain distributions..........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period.......             15,502             (24,747)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             85,568              70,038
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            106,916             145,691
   Net transfers............................................................            (27,145)            (11,814)
   Surrenders for benefit payments and fees.................................           (177,438)           (319,849)
   Other transactions.......................................................                 62                  87
   Net loan activity........................................................                (22)               (148)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            (97,627)           (186,033)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            (12,059)           (115,995)

NET ASSETS:
   Beginning of period......................................................            942,646           1,049,835
                                                                              ------------------  ------------------
   End of period............................................................  $         930,587    $        933,840
                                                                              ==================  ==================

(29) Formerly Oppenheimer Main Street Small- & Mid-Cap Fund. Change effective June 30, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-340

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-341

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                 OPPENHEIMER
                                                                               GOLD & SPECIAL         OPPENHEIMER
                                                                                MINERALS FUND      REAL ESTATE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          15,216    $         17,514
   Net realized gain (loss) on security transactions........................           (282,651)             68,007
   Net realized gain distributions..........................................                 --              70,530
   Change in unrealized appreciation (depreciation) during the period.......              6,030             211,287
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........           (261,405)            367,338
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            485,460             265,669
   Net transfers............................................................             13,971             161,256
   Surrenders for benefit payments and fees.................................           (211,240)           (219,722)
   Other transactions.......................................................                 39                   1
   Net loan activity........................................................               (132)                (54)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            288,098             207,150
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             26,693             574,488

NET ASSETS:
   Beginning of period......................................................          1,161,795           1,153,028
                                                                              ------------------  ------------------
   End of period............................................................  $       1,188,488    $      1,727,516
                                                                              ==================  ==================

                                                                                  OPPENHEIMER         OPPENHEIMER
                                                                                    EQUITY           INTERNATIONAL
                                                                                  INCOME FUND      DIVERSIFIED FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                              ------------------  -------------------
OPERATIONS:
   Net investment income (loss).............................................  $           3,888    $            (259)
   Net realized gain (loss) on security transactions........................                192                  552
   Net realized gain distributions..........................................             12,475                   --
   Change in unrealized appreciation (depreciation) during the period.......              2,814               (5,586)
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations..........             19,369               (5,293)
                                                                              ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases................................................................             43,934               16,320
   Net transfers............................................................              2,139               (8,067)
   Surrenders for benefit payments and fees.................................             (6,085)              (2,799)
   Other transactions.......................................................                 --                    2
   Net loan activity........................................................                 --                  (15)
   Net annuity transactions.................................................                 --                   --
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions...             39,988                5,441
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets....................................             59,357                  148

NET ASSETS:
   Beginning of period......................................................            186,255               64,480
                                                                              ------------------  -------------------
   End of period............................................................  $         245,612    $          64,628
                                                                              ==================  ===================

                                                                                    PUTNAM
                                                                                    GLOBAL            PUTNAM VT
                                                                                  EQUITY FUND      HIGH YIELD FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $            (171)  $          54,548
   Net realized gain (loss) on security transactions........................                 31             (10,414)
   Net realized gain distributions..........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period.......               (216)            (31,454)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........               (356)             12,680
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................                541               7,400
   Net transfers............................................................             32,378             (93,155)
   Surrenders for benefit payments and fees.................................                 --             (45,517)
   Other transactions.......................................................                 --                  --
   Net loan activity........................................................                 --                  --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             32,919            (131,272)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             32,563            (118,592)

NET ASSETS:
   Beginning of period......................................................             24,365             524,674
                                                                              ------------------  ------------------
   End of period............................................................  $          56,928   $         406,082
                                                                              ==================  ==================

                                                                                   PUTNAM VT          PUTNAM VT
                                                                                 INTERNATIONAL        MULTI-CAP
                                                                                  GROWTH FUND        GROWTH FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $            (936)  $          (1,638)
   Net realized gain (loss) on security transactions........................                661              12,509
   Net realized gain distributions..........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period.......             (9,466)             36,518
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             (9,741)             47,389
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             11,564               5,143
   Net transfers............................................................             (8,614)            299,765
   Surrenders for benefit payments and fees.................................                 --             (17,248)
   Other transactions.......................................................                 --                  (1)
   Net loan activity........................................................                 --                  --
   Net annuity transactions.................................................               (619)               (634)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...              2,331             287,025
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             (7,410)            334,414

NET ASSETS:
   Beginning of period......................................................            144,836             320,002
                                                                              ------------------  ------------------
   End of period............................................................  $         137,426   $         654,416
                                                                              ==================  ==================

                                                                                    PUTNAM             PIONEER
                                                                                   SMALL CAP         DISCIPLINED
                                                                                  VALUE FUND         VALUE FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $           (735)  $            (609)
   Net realized gain (loss) on security transactions........................             54,805               3,358
   Net realized gain distributions..........................................            116,857              15,221
   Change in unrealized appreciation (depreciation) during the period.......           (162,445)            (10,323)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........              8,482               7,647
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             12,260              20,920
   Net transfers............................................................           (210,885)            (42,845)
   Surrenders for benefit payments and fees.................................            (41,654)            (11,791)
   Other transactions.......................................................                (98)                 --
   Net loan activity........................................................                 --                  (5)
   Net annuity transactions.................................................            (18,555)                 --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...           (258,932)            (33,721)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................           (250,450)            (26,074)

NET ASSETS:
   Beginning of period......................................................            530,954             116,300
                                                                              ------------------  ------------------
   End of period............................................................   $        280,504   $          90,226
                                                                              ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-342

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-343

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                                     PIONEER OAK RIDGE
                                                                                PIONEER EMERGING         SMALL CAP
                                                                                  MARKETS FUND          GROWTH FUND
                                                                                   SUB-ACCOUNT       SUB-ACCOUNT (58)
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          15,976   $          (4,101)
   Net realized gain (loss) on security transactions.........................              (9,861)             65,262
   Net realized gain distributions...........................................              87,758                  --
   Change in unrealized appreciation (depreciation) during the period........            (307,631)            (95,933)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (213,758)            (34,772)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             278,057             108,078
   Net transfers.............................................................            (168,376)           (603,924)
   Surrenders for benefit payments and fees..................................            (184,462)            (50,378)
   Other transactions........................................................                   5                  (2)
   Net loan activity.........................................................                 (79)                (35)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (74,855)           (546,261)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................            (288,613)           (581,033)

NET ASSETS:
   Beginning of period.......................................................           1,595,410             581,033
                                                                               -------------------  ------------------
   End of period.............................................................   $       1,306,797   $              --
                                                                               ===================  ==================

                                                                                    PIONEER             ALLIANZGI
                                                                                  FUNDAMENTAL       NFJ INTERNATIONAL
                                                                                  GROWTH FUND          VALUE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (103)   $             854
   Net realized gain (loss) on security transactions.........................               (177)                  89
   Net realized gain distributions...........................................                393                   --
   Change in unrealized appreciation (depreciation) during the period........              1,637               (4,740)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........              1,750               (3,797)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              2,903                5,521
   Net transfers.............................................................               (214)                 542
   Surrenders for benefit payments and fees..................................                (19)                (181)
   Other transactions........................................................                 (1)                   2
   Net loan activity.........................................................                 --                   --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....              2,669                5,884
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................              4,419                2,087

NET ASSETS:
   Beginning of period.......................................................             11,471               55,371
                                                                               ------------------  -------------------
   End of period.............................................................  $          15,890    $          57,458
                                                                               ==================  ===================

                                                                                    ALLIANZGI          ALLIANZGI
                                                                                  NFJ SMALL-CAP      NFJ DIVIDEND
                                                                                   VALUE FUND         VALUE FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          29,401   $          52,881
   Net realized gain (loss) on security transactions.........................             64,445             303,105
   Net realized gain distributions...........................................            362,984                  --
   Change in unrealized appreciation (depreciation) during the period........           (444,290)            109,906
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             12,540             465,892
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            265,051           1,003,399
   Net transfers.............................................................           (115,935)           (573,205)
   Surrenders for benefit payments and fees..................................           (264,220)           (446,352)
   Other transactions........................................................                904                  --
   Net loan activity.........................................................                (26)               (428)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (114,226)            (16,586)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (101,686)            449,306

NET ASSETS:
   Beginning of period.......................................................          1,758,136           5,185,258
                                                                               ------------------  ------------------
   End of period.............................................................  $       1,656,450   $       5,634,564
                                                                               ==================  ==================

                                                                                 AMG MANAGERS             PIMCO
                                                                                    CADENCE         EMERGING MARKETS
                                                                                 MID CAP FUND           BOND FUND
                                                                               SUB-ACCOUNT (30)        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (696)   $         44,767
   Net realized gain (loss) on security transactions.........................              2,628                 675
   Net realized gain distributions...........................................             13,317              12,526
   Change in unrealized appreciation (depreciation) during the period........             (8,506)            (52,784)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              6,743               5,184
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              9,481             153,292
   Net transfers.............................................................                 --             (37,744)
   Surrenders for benefit payments and fees..................................             (5,838)           (236,645)
   Other transactions........................................................                 (2)                170
   Net loan activity.........................................................                 --                 (23)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              3,641            (120,950)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             10,384            (115,766)

NET ASSETS:
   Beginning of period.......................................................             61,837           1,138,549
                                                                               ------------------  ------------------
   End of period.............................................................  $          72,221    $      1,022,783
                                                                               ==================  ==================


                                                                                                        PIONEER
                                                                                  PIONEER FUND      HIGH YIELD FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (776)  $          83,049
   Net realized gain (loss) on security transactions.........................              4,100              21,567
   Net realized gain distributions...........................................             92,572              96,387
   Change in unrealized appreciation (depreciation) during the period........            (41,774)           (216,284)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             54,122             (15,281)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            122,483             329,290
   Net transfers.............................................................             (4,634)           (154,488)
   Surrenders for benefit payments and fees..................................            (99,317)           (261,484)
   Other transactions........................................................                  1               1,396
   Net loan activity.........................................................                (52)                (72)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             18,481             (85,358)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             72,603            (100,639)

NET ASSETS:
   Beginning of period.......................................................            534,100           2,192,640
                                                                               ------------------  ------------------
   End of period.............................................................  $         606,703   $       2,092,001
                                                                               ==================  ==================

(30)  Formerly Managers Cadence Mid-Cap Fund. Change effective April 28,
      2014.

(58) Effective October 17, 2014 Pioneer Oak Ridge Small Cap Growth Fund merged with Oak Ridge Small Cap Growth Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-344

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-345

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                    PIONEER              PIONEER
                                                                                   STRATEGIC             MID CAP
                                                                                  INCOME FUND          VALUE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         135,391    $          (5,524)
   Net realized gain (loss) on security transactions.........................             (4,761)             103,629
   Net realized gain distributions...........................................             54,016              142,569
   Change in unrealized appreciation (depreciation) during the period........            (28,991)             (76,626)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            155,655              164,048
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            736,318              177,950
   Net transfers.............................................................              4,275              (13,573)
   Surrenders for benefit payments and fees..................................         (1,220,300)            (198,038)
   Other transactions........................................................                383                   41
   Net loan activity.........................................................               (169)                (177)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (479,493)             (33,797)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (323,838)             130,251

NET ASSETS:
   Beginning of period.......................................................          3,747,490            1,227,579
                                                                               ------------------  -------------------
   End of period.............................................................  $       3,423,652    $       1,357,830
                                                                               ==================  ===================


                                                                                     PIONEER
                                                                                 SELECT MID CAP       PIMCO TOTAL
                                                                                   GROWTH FUND      RETURN III FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (2,181)  $           4,950
   Net realized gain (loss) on security transactions.........................             44,124              (2,599)
   Net realized gain distributions...........................................             38,002               1,463
   Change in unrealized appreciation (depreciation) during the period........            (56,665)                853
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             23,280               4,667
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             14,746              25,990
   Net transfers.............................................................               (322)            (25,385)
   Surrenders for benefit payments and fees..................................            (82,268)               (326)
   Other transactions........................................................                 --                   6
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (67,844)                285
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (44,564)              4,952

NET ASSETS:
   Beginning of period.......................................................            333,085             153,648
                                                                               ------------------  ------------------
   End of period.............................................................  $         288,521   $         158,600
                                                                               ==================  ==================


                                                                                    PUTNAM               PUTNAM
                                                                                    EQUITY             HIGH YIELD
                                                                                  INCOME FUND        ADVANTAGE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           2,650    $          58,531
   Net realized gain (loss) on security transactions.........................             55,123                7,706
   Net realized gain distributions...........................................             35,177                   --
   Change in unrealized appreciation (depreciation) during the period........            (55,132)             (52,699)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             37,818               13,538
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             67,721              177,001
   Net transfers.............................................................             58,323               57,386
   Surrenders for benefit payments and fees..................................           (325,869)             (86,822)
   Other transactions........................................................                 --                    2
   Net loan activity.........................................................                (21)                 (64)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (199,846)             147,503
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (162,028)             161,041

NET ASSETS:
   Beginning of period.......................................................            643,671            1,176,812
                                                                               ------------------  -------------------
   End of period.............................................................  $         481,643    $       1,337,853
                                                                               ==================  ===================


                                                                                     PUTNAM
                                                                                  INTERNATIONAL          PUTNAM
                                                                                   EQUITY FUND       INVESTORS FUND
                                                                                   SUB-ACCOUNT      SUB-ACCOUNT (31)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           2,418   $              (5)
   Net realized gain (loss) on security transactions.........................             15,636                 656
   Net realized gain distributions...........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period........            (57,048)               (438)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (38,994)                213
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              4,341               1,364
   Net transfers.............................................................            (14,360)                 --
   Surrenders for benefit payments and fees..................................            (53,290)             (3,660)
   Other transactions........................................................                  2                   1
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (63,307)             (2,295)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (102,301)             (2,082)

NET ASSETS:
   Beginning of period.......................................................            570,167               2,082
                                                                               ------------------  ------------------
   End of period.............................................................  $         467,866   $              --
                                                                               ==================  ==================

                                                                                                         PUTNAM
                                                                                    PUTNAM            INTERNATIONAL
                                                                                   MULTI-CAP             CAPITAL
                                                                                  GROWTH FUND      OPPORTUNITIES FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             (54)   $          17,591
   Net realized gain (loss) on security transactions.........................                134               12,850
   Net realized gain distributions...........................................                998                4,443
   Change in unrealized appreciation (depreciation) during the period........               (107)            (172,217)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........                971             (137,333)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                856              271,088
   Net transfers.............................................................                 --               51,926
   Surrenders for benefit payments and fees..................................               (954)             (54,136)
   Other transactions........................................................                 (1)                  (8)
   Net loan activity.........................................................                 --                  (26)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....                (99)             268,844
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................                872              131,511

NET ASSETS:
   Beginning of period.......................................................              8,101              870,859
                                                                               ------------------  -------------------
   End of period.............................................................  $           8,973    $       1,002,370
                                                                               ==================  ===================

(31)  Not funded as of December 31, 2014



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-346

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-347

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                   PUTNAM
                                                                                  SMALL CAP              ROYCE
                                                                                 GROWTH FUND       TOTAL RETURN FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          (1,384)   $           3,757
   Net realized gain (loss) on security transactions.......................              20,416               23,519
   Net realized gain distributions.........................................                  --               82,527
   Change in unrealized appreciation (depreciation) during the period......             (23,738)            (106,581)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              (4,706)               3,222
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              37,114               99,421
   Net transfers...........................................................             (73,266)             (17,394)
   Surrenders for benefit payments and fees................................             (50,764)             (31,930)
   Other transactions......................................................                  (1)                   5
   Net loan activity.......................................................                 (11)                 (11)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (86,928)              50,091
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             (91,634)              53,313

NET ASSETS:
   Beginning of period.....................................................             290,754              583,861
                                                                             -------------------  -------------------
   End of period...........................................................   $         199,120    $         637,174
                                                                             ===================  ===================



                                                                                   ROYCE               ROYCE
                                                                              VALUE PLUS FUND       VALUE FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (2,561)  $          (3,507)
   Net realized gain (loss) on security transactions.......................             12,157              33,866
   Net realized gain distributions.........................................            118,465              99,045
   Change in unrealized appreciation (depreciation) during the period......           (109,312)           (134,185)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             18,749              (4,781)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             33,886              94,117
   Net transfers...........................................................            (35,306)           (177,699)
   Surrenders for benefit payments and fees................................            (47,167)            (34,883)
   Other transactions......................................................                (47)                  4
   Net loan activity.......................................................                 (3)                 (7)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (48,637)           (118,468)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            (29,888)           (123,249)

NET ASSETS:
   Beginning of period.....................................................            650,692             762,122
                                                                             ------------------  ------------------
   End of period...........................................................  $         620,804   $         638,873
                                                                             ==================  ==================


                                                                                                      COLUMBIA
                                                                                     RS          DIVERSIFIED EQUITY
                                                                                 VALUE FUND          INCOME FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          21,399   $              990
   Net realized gain (loss) on security transactions.......................             35,605                8,187
   Net realized gain distributions.........................................            319,684               10,612
   Change in unrealized appreciation (depreciation) during the period......           (143,354)              (4,889)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            233,334               14,900
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            296,260               14,153
   Net transfers...........................................................             (3,959)             (10,640)
   Surrenders for benefit payments and fees................................           (119,446)             (25,955)
   Other transactions......................................................                  1                    1
   Net loan activity.......................................................                (18)                  --
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            172,838              (22,441)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................            406,172               (7,541)

NET ASSETS:
   Beginning of period.....................................................          1,938,970              149,260
                                                                             ------------------  -------------------
   End of period...........................................................  $       2,345,142   $          141,719
                                                                             ==================  ===================

                                                                                                       COLUMBIA
                                                                                  COLUMBIA           MULTI-ADVISOR
                                                                                SMALL/MID CAP          SMALL CAP
                                                                                 VALUE FUND           VALUE FUND
                                                                              SUB-ACCOUNT (32)        SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          (2,925)   $             (79)
   Net realized gain (loss) on security transactions.......................              30,008                  188
   Net realized gain distributions.........................................              45,194                1,996
   Change in unrealized appreciation (depreciation) during the period......             (57,361)              (1,677)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              14,916                  428
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              35,101                3,263
   Net transfers...........................................................               1,542                   --
   Surrenders for benefit payments and fees................................            (161,441)                (563)
   Other transactions......................................................                  11                   --
   Net loan activity.......................................................                  (3)                  (1)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (124,790)               2,699
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (109,874)               3,127

NET ASSETS:
   Beginning of period.....................................................             424,106               14,241
                                                                             -------------------  -------------------
   End of period...........................................................   $         314,232    $          17,368
                                                                             ===================  ===================


                                                                                RIDGEWORTH           RIDGEWORTH
                                                                              SMALL CAP VALUE       MID-CAP VALUE
                                                                                EQUITY FUND          EQUITY FUND
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (3,219)  $          (2,852)
   Net realized gain (loss) on security transactions.......................             96,902             105,754
   Net realized gain distributions.........................................            233,685              93,470
   Change in unrealized appreciation (depreciation) during the period......           (308,902)            (67,637)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             18,466             128,735
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            251,713             192,817
   Net transfers...........................................................           (206,327)            (12,542)
   Surrenders for benefit payments and fees................................            (88,257)           (499,636)
   Other transactions......................................................                 (4)                (14)
   Net loan activity.......................................................                (31)                (59)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (42,906)           (319,434)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            (24,440)           (190,699)

NET ASSETS:
   Beginning of period.....................................................          1,522,137           1,248,858
                                                                             ------------------  ------------------
   End of period...........................................................  $       1,497,697   $       1,058,159
                                                                             ==================  ==================

(32) Formerly Columbia Mid Cap Value Opportunity Fund. Change effective July 7, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-348

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-349

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                 RIDGEWORTH           RIDGEWORTH
                                                                                TOTAL RETURN        LARGE CAP VALUE
                                                                                  BOND FUND           EQUITY FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          14,931    $             399
   Net realized gain (loss) on security transactions.......................              (2,713)                 182
   Net realized gain distributions.........................................                  --                5,641
   Change in unrealized appreciation (depreciation) during the period......              34,395                1,015
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              46,613                7,237
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              61,644               11,677
   Net transfers...........................................................             (26,783)              42,074
   Surrenders for benefit payments and fees................................            (166,183)                 (25)
   Other transactions......................................................                  51                   --
   Net loan activity.......................................................                 (52)                  --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (131,323)              53,726
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             (84,710)              60,963

NET ASSETS:
   Beginning of period.....................................................             844,753               12,972
                                                                             -------------------  -------------------
   End of period...........................................................   $         760,043    $          73,935
                                                                             ===================  ===================


                                                                                  DEUTSCHE             DEUTSCHE
                                                                                 REAL ESTATE            EQUITY
                                                                               SECURITIES FUND       DIVIDEND FUND
                                                                              SUB-ACCOUNT (33)     SUB-ACCOUNT (34)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $             216   $            4,733
   Net realized gain (loss) on security transactions.......................                  31               19,916
   Net realized gain distributions.........................................               1,642                   --
   Change in unrealized appreciation (depreciation) during the period......               3,628               11,074
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               5,517               35,723
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               3,741               32,349
   Net transfers...........................................................                  --                  (90)
   Surrenders for benefit payments and fees................................                  --             (191,050)
   Other transactions......................................................                  (1)                  (2)
   Net loan activity.......................................................                  --                   (5)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               3,740             (158,798)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................               9,257             (123,075)

NET ASSETS:
   Beginning of period.....................................................              17,084              421,241
                                                                             -------------------  -------------------
   End of period...........................................................   $          26,341   $          298,166
                                                                             ===================  ===================

                                                                                  DEUTSCHE             DEUTSCHE
                                                                                   CAPITAL             ENHANCED
                                                                                 GROWTH FUND       EMERGING MARKETS
                                                                                 SUB-ACCOUNT         FIXED INCOME
                                                                                  (35)(36)         SUB-ACCOUNT (37)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $               --    $             988
   Net realized gain (loss) on security transactions.......................                  --                 (287)
   Net realized gain distributions.........................................                  20                   --
   Change in unrealized appreciation (depreciation) during the period......                 (18)              (1,945)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                   2               (1,244)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 250               10,541
   Net transfers...........................................................                  --                   --
   Surrenders for benefit payments and fees................................                  (1)             (12,045)
   Other transactions......................................................                  --                    1
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..                 249               (1,503)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................                 251               (2,747)

NET ASSETS:
   Beginning of period.....................................................                  --               40,898
                                                                             -------------------  -------------------
   End of period...........................................................  $              251    $          38,151
                                                                             ===================  ===================



                                                                                SSGA S&P 500           DEUTSCHE
                                                                                 INDEX FUND         CORE EQUITY VIP
                                                                                 SUB-ACCOUNT       SUB-ACCOUNT (38)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           18,075   $              160
   Net realized gain (loss) on security transactions.......................             205,899                1,047
   Net realized gain distributions.........................................              18,781                   --
   Change in unrealized appreciation (depreciation) during the period......             (63,316)              11,241
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             179,439               12,448
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             125,525                  913
   Net transfers...........................................................             241,663              124,323
   Surrenders for benefit payments and fees................................            (293,481)              (2,621)
   Other transactions......................................................                   3                   --
   Net loan activity.......................................................                 (10)                  --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              73,700              122,615
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             253,139              135,063

NET ASSETS:
   Beginning of period.....................................................           1,406,670               80,229
                                                                             -------------------  -------------------
   End of period...........................................................  $        1,659,809   $          215,292
                                                                             ===================  ===================


                                                                                  DEUTSCHE
                                                                                   GLOBAL             CLEARBRIDGE
                                                                                 GROWTH FUND       APPRECIATION FUND
                                                                              SUB-ACCOUNT (39)     SUB-ACCOUNT (40)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $              (93)  $              458
   Net realized gain (loss) on security transactions.......................                 334                1,582
   Net realized gain distributions.........................................                  --                7,957
   Change in unrealized appreciation (depreciation) during the period......              (3,573)              10,782
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              (3,332)              20,779
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               7,706               21,861
   Net transfers...........................................................                 (59)               7,684
   Surrenders for benefit payments and fees................................              (1,768)              (4,255)
   Other transactions......................................................                   3                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               5,882               25,290
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................               2,550               46,069

NET ASSETS:
   Beginning of period.....................................................             125,097              182,291
                                                                             -------------------  -------------------
   End of period...........................................................  $          127,647   $          228,360
                                                                             ===================  ===================

(33) Formerly DWS RREEF Real Estate Securities Fund. Change effective August 11, 2014.

(34)  Formerly DWS Equity Dividend Fund. Change effective August 11, 2014.

(35)  Formerly DWS Capital Growth Fund. Change effective August 11, 2014.

(36)  Funded as of November 12, 2014.

(37) Formerly DWS Enhanced Emerging Markets Fixed Income Fund. Change effective August 11, 2014.

(38)  Formerly DWS Core Equity VIP. Change effective August 11, 2014.

(39)  Formerly DWS Global Growth Fund. Change effective August 11, 2014.

(40) Formerly Legg Mason ClearBridge Appreciation Fund. Change effective March 3, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-350

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-351

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                   CLEARBRIDGE          CLEARBRIDGE
                                                                                   AGGRESSIVE             ALL CAP
                                                                                   GROWTH FUND          VALUE FUND
                                                                                SUB-ACCOUNT (41)     SUB-ACCOUNT (42)
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (1,695)  $             424
   Net realized gain (loss) on security transactions.........................              14,764                   9
   Net realized gain distributions...........................................               4,964               1,981
   Change in unrealized appreciation (depreciation) during the period........              12,277                (617)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              30,310               1,797
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               8,282               3,873
   Net transfers.............................................................              10,667               5,298
   Surrenders for benefit payments and fees..................................             (10,806)                (22)
   Other transactions........................................................                  13                  (1)
   Net loan activity.........................................................                  --                  --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....               8,156               9,148
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              38,466              10,945

NET ASSETS:
   Beginning of period.......................................................             219,486              17,190
                                                                               -------------------  ------------------
   End of period.............................................................   $         257,952   $          28,135
                                                                               ===================  ==================

                                                                                  CLEARBRIDGE          CLEARBRIDGE
                                                                                    MID CAP             SMALL CAP
                                                                                   CORE FUND           GROWTH FUND
                                                                               SUB-ACCOUNT (43)     SUB-ACCOUNT (44)
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (3,283)   $          (3,883)
   Net realized gain (loss) on security transactions.........................              6,208              151,424
   Net realized gain distributions...........................................             21,723               51,584
   Change in unrealized appreciation (depreciation) during the period........             12,074             (161,597)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             36,722               37,528
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             88,043              159,736
   Net transfers.............................................................             87,915               (2,988)
   Surrenders for benefit payments and fees..................................            (24,575)            (799,945)
   Other transactions........................................................                 --                   57
   Net loan activity.........................................................                (49)                 (50)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            151,334             (643,190)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            188,056             (605,662)

NET ASSETS:
   Beginning of period.......................................................            396,068            1,261,508
                                                                               ------------------  -------------------
   End of period.............................................................  $         584,124    $         655,846
                                                                               ==================  ===================

                                                                                    THORNBURG
                                                                                  INTERNATIONAL        THORNBURG
                                                                                   VALUE FUND         VALUE FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (216)  $          (4,335)
   Net realized gain (loss) on security transactions.........................            203,251              75,205
   Net realized gain distributions...........................................            335,579                  --
   Change in unrealized appreciation (depreciation) during the period........           (850,778)             64,888
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (312,164)            135,758
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            752,203             143,338
   Net transfers.............................................................           (708,245)            103,195
   Surrenders for benefit payments and fees..................................           (850,243)           (252,510)
   Other transactions........................................................                 11                   1
   Net loan activity.........................................................               (100)               (194)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (806,374)             (6,170)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................         (1,118,538)            129,588

NET ASSETS:
   Beginning of period.......................................................          5,052,069           1,223,799
                                                                               ------------------  ------------------
   End of period.............................................................  $       3,933,531   $       1,353,387
                                                                               ==================  ==================

                                                                                                      TIMOTHY PLAN
                                                                                   THORNBURG          LARGE/MID CAP
                                                                               CORE GROWTH FUND        VALUE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         (10,634)   $          (1,863)
   Net realized gain (loss) on security transactions.........................            226,441               24,624
   Net realized gain distributions...........................................                 --               18,984
   Change in unrealized appreciation (depreciation) during the period........           (242,094)             (18,636)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            (26,287)              23,109
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            141,345               50,620
   Net transfers.............................................................             35,315                2,512
   Surrenders for benefit payments and fees..................................           (770,604)            (100,596)
   Other transactions........................................................                 (3)                  --
   Net loan activity.........................................................                (67)                 (13)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (594,014)             (47,477)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (620,301)             (24,368)

NET ASSETS:
   Beginning of period.......................................................          1,726,083              247,333
                                                                               ------------------  -------------------
   End of period.............................................................  $       1,105,782    $         222,965
                                                                               ==================  ===================

                                                                                                     T. ROWE PRICE
                                                                                   UBS DYNAMIC          GROWTH
                                                                                   ALPHA FUND         STOCK FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $              28   $         (49,686)
   Net realized gain (loss) on security transactions.........................                  1             341,292
   Net realized gain distributions...........................................                 --             591,418
   Change in unrealized appreciation (depreciation) during the period........                 (6)           (428,477)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                 23             454,547
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                 --           1,228,961
   Net transfers.............................................................                 --             275,465
   Surrenders for benefit payments and fees..................................                 (1)           (818,568)
   Other transactions........................................................                 --                 (39)
   Net loan activity.........................................................                 --                (477)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                 (1)            685,342
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................                 22           1,139,889

NET ASSETS:
   Beginning of period.......................................................              1,209           5,489,322
                                                                               ------------------  ------------------
   End of period.............................................................  $           1,231   $       6,629,211
                                                                               ==================  ==================

(41)  Formerly Legg Mason Aggressive Growth Fund. Change effective March 3,
      2014.

(42) Formerly Legg Mason Partners ClearBridge Fundamental Value Fund. Change effective March 3, 2014.

(43) Formerly Legg Mason ClearBridge Mid Cap Core Fund. Change effective March 3, 2014.

(44) Formerly Legg Mason ClearBridge Small Cap Growth Fund. Change effective March 3, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-352

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-353

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                T. ROWE PRICE        T. ROWE PRICE
                                                                                   EQUITY           RETIREMENT 2010
                                                                                 INCOME FUND             FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $            9,897   $           11,119
   Net realized gain (loss) on security transactions.......................             128,611               29,366
   Net realized gain distributions.........................................              90,097               56,925
   Change in unrealized appreciation (depreciation) during the period......            (136,137)             (33,641)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              92,468               63,769
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             318,887              205,362
   Net transfers...........................................................             (14,752)             150,301
   Surrenders for benefit payments and fees................................             (84,802)            (282,316)
   Other transactions......................................................                   1                    1
   Net loan activity.......................................................                 (67)                 (14)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             219,267               73,334
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             311,735              137,103

NET ASSETS:
   Beginning of period.....................................................           1,437,647            1,588,739
                                                                             -------------------  -------------------
   End of period...........................................................  $        1,749,382   $        1,725,842
                                                                             ===================  ===================

                                                                                T. ROWE PRICE       T. ROWE PRICE
                                                                               RETIREMENT 2020     RETIREMENT 2030
                                                                                    FUND                FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          45,521   $          25,502
   Net realized gain (loss) on security transactions.......................            395,866             280,627
   Net realized gain distributions.........................................            216,905             214,746
   Change in unrealized appreciation (depreciation) during the period......           (239,720)           (188,518)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            418,572             332,357
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................          1,653,725           1,582,676
   Net transfers...........................................................           (252,981)            925,330
   Surrenders for benefit payments and fees................................         (1,272,532)           (890,302)
   Other transactions......................................................                 90                  77
   Net loan activity.......................................................               (551)               (596)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            127,751           1,617,185
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            546,323           1,949,542

NET ASSETS:
   Beginning of period.....................................................          9,366,029           6,515,849
                                                                             ------------------  ------------------
   End of period...........................................................  $       9,912,352   $       8,465,391
                                                                             ==================  ==================

                                                                               T. ROWE PRICE       T. ROWE PRICE
                                                                              RETIREMENT 2040     RETIREMENT 2050
                                                                                   FUND                FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (2,038)  $            (461)
   Net realized gain (loss) on security transactions.......................            160,568              78,714
   Net realized gain distributions.........................................            117,484              43,309
   Change in unrealized appreciation (depreciation) during the period......            (81,846)            (41,488)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            194,168              80,074
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            963,235             461,849
   Net transfers...........................................................             93,848              58,456
   Surrenders for benefit payments and fees................................           (532,757)           (220,576)
   Other transactions......................................................                 29                  17
   Net loan activity.......................................................               (420)                 (9)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            523,935             299,737
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            718,103             379,811

NET ASSETS:
   Beginning of period.....................................................          3,940,547           1,672,394
                                                                             ------------------  ------------------
   End of period...........................................................  $       4,658,650   $       2,052,205
                                                                             ==================  ==================

                                                                               T. ROWE PRICE
                                                                                RETIREMENT          UBS GLOBAL
                                                                               BALANCED FUND      ALLOCATION FUND
                                                                             SUB-ACCOUNT (45)       SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $             822   $             (12)
   Net realized gain (loss) on security transactions.......................              9,150                  --
   Net realized gain distributions.........................................              8,741                  --
   Change in unrealized appreciation (depreciation) during the period......             (7,234)                130
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             11,479                 118
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            101,934                 473
   Net transfers...........................................................            (34,336)                 --
   Surrenders for benefit payments and fees................................            (49,210)                (12)
   Other transactions......................................................                 31                  (1)
   Net loan activity.......................................................                (15)                 --
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             18,404                 460
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................             29,883                 578

NET ASSETS:
   Beginning of period.....................................................            447,408               1,858
                                                                             ------------------  ------------------
   End of period...........................................................  $         477,291   $           2,436
                                                                             ==================  ==================

                                                                                  VANGUARD             VANGUARD
                                                                                  SMALL-CAP             MID-CAP
                                                                                 INDEX FUND           INDEX FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          62,637    $          31,960
   Net realized gain (loss) on security transactions.......................              35,781               92,799
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......             173,420               99,402
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             271,838              224,161
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................           1,230,501            1,248,856
   Net transfers...........................................................             (17,792)              59,631
   Surrenders for benefit payments and fees................................            (249,338)             (96,712)
   Other transactions......................................................                (126)                 130
   Net loan activity.......................................................                 (32)                 (13)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             963,213            1,211,892
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................           1,235,051            1,436,053

NET ASSETS:
   Beginning of period.....................................................           3,241,496            1,145,861
                                                                             -------------------  -------------------
   End of period...........................................................   $       4,476,547    $       2,581,914
                                                                             ===================  ===================

(45) Formerly T. Rowe Price Retirement Income Fund. Change effective December 29, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-354

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-355

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                  VANGUARD             VANGUARD
                                                                                 TOTAL BOND           TOTAL STOCK
                                                                              MARKET INDEX FUND    MARKET INDEX FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           31,287   $           31,948
   Net realized gain (loss) on security transactions.......................              28,330               83,004
   Net realized gain distributions.........................................               4,301                   --
   Change in unrealized appreciation (depreciation) during the period......               2,697               84,972
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              66,615              199,924
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             585,977            1,312,320
   Net transfers...........................................................              82,523              176,585
   Surrenders for benefit payments and fees................................             (35,722)            (111,381)
   Other transactions......................................................                  85                  561
   Net loan activity.......................................................                 (49)                 (15)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             632,814            1,378,070
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             699,429            1,577,994

NET ASSETS:
   Beginning of period.....................................................             944,400              929,931
                                                                             -------------------  -------------------
   End of period...........................................................  $        1,643,829   $        2,507,925
                                                                             ===================  ===================

                                                                                   VICTORY             VICTORY
                                                                                 DIVERSIFIED           SPECIAL
                                                                                 STOCK FUND          VALUE FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $           5,835   $         (15,111)
   Net realized gain (loss) on security transactions.......................             83,412             277,358
   Net realized gain distributions.........................................            196,451                  --
   Change in unrealized appreciation (depreciation) during the period......           (157,248)           (162,770)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            128,450              99,477
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            173,101             249,188
   Net transfers...........................................................           (120,751)           (388,402)
   Surrenders for benefit payments and fees................................           (136,124)           (568,272)
   Other transactions......................................................                418                 (36)
   Net loan activity.......................................................                (11)                (74)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (83,367)           (707,596)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................             45,083            (608,119)

NET ASSETS:
   Beginning of period.....................................................          1,412,792           2,209,131
                                                                             ------------------  ------------------
   End of period...........................................................  $       1,457,875   $       1,601,012
                                                                             ==================  ==================

                                                                                   VICTORY            VICTORY
                                                                                SMALL COMPANY       ESTABLISHED
                                                                              OPPORTUNITY FUND      VALUE FUND
                                                                                 SUB-ACCOUNT        SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $         (16,661)  $          13,549
   Net realized gain (loss) on security transactions.......................            128,371              75,388
   Net realized gain distributions.........................................            314,829             266,803
   Change in unrealized appreciation (depreciation) during the period......           (236,901)           (166,861)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            189,638             188,879
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            498,220             980,662
   Net transfers...........................................................            290,647             203,100
   Surrenders for benefit payments and fees................................           (487,031)            (63,184)
   Other transactions......................................................               (313)                434
   Net loan activity.......................................................               (150)                (25)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            301,373           1,120,987
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            491,011           1,309,866

NET ASSETS:
   Beginning of period.....................................................          3,228,548             956,423
                                                                             ------------------  ------------------
   End of period...........................................................  $       3,719,559   $       2,266,289
                                                                             ==================  ==================

                                                                                  INVESCO
                                                                                 SMALL CAP            INVESCO
                                                                              DISCOVERY FUND       COMSTOCK FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $         (15,460)  $          75,632
   Net realized gain (loss) on security transactions.......................             58,367             324,193
   Net realized gain distributions.........................................            294,838                  --
   Change in unrealized appreciation (depreciation) during the period......           (282,168)            112,395
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             55,577             512,220
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            326,340             492,401
   Net transfers...........................................................            116,112              52,452
   Surrenders for benefit payments and fees................................           (591,607)         (1,024,798)
   Other transactions......................................................                  3                  (9)
   Net loan activity.......................................................               (168)               (546)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (149,320)           (480,500)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            (93,743)             31,720

NET ASSETS:
   Beginning of period.....................................................          2,164,040           6,046,760
                                                                             ------------------  ------------------
   End of period...........................................................  $       2,070,297   $       6,078,480
                                                                             ==================  ==================

                                                                                  INVESCO              INVESCO
                                                                                EQUITY AND           GROWTH AND
                                                                                INCOME FUND          INCOME FUND
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $         379,584    $          55,002
   Net realized gain (loss) on security transactions.......................          1,419,031              603,834
   Net realized gain distributions.........................................          1,512,484              368,065
   Change in unrealized appreciation (depreciation) during the period......         (1,841,064)            (654,262)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........          1,470,035              372,639
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................          1,260,102              570,659
   Net transfers...........................................................           (127,862)            (221,090)
   Surrenders for benefit payments and fees................................         (2,352,513)          (2,236,687)
   Other transactions......................................................                 14                 (143)
   Net loan activity.......................................................               (568)                (115)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..         (1,220,827)          (1,887,376)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................            249,208           (1,514,737)

NET ASSETS:
   Beginning of period.....................................................         17,908,255            4,113,771
                                                                             ------------------  -------------------
   End of period...........................................................  $      18,157,463    $       2,599,034
                                                                             ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-356

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-357

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                   INVESCO              INVESCO
                                                                                   MID CAP           U.S. MORTGAGE
                                                                                 GROWTH FUND             FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (10,811)   $               8
   Net realized gain (loss) on security transactions.......................              68,060                   (3)
   Net realized gain distributions.........................................             121,578                   --
   Change in unrealized appreciation (depreciation) during the period......             (93,468)                   6
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              85,359                   11
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             188,373                   --
   Net transfers...........................................................              33,629                   --
   Surrenders for benefit payments and fees................................            (150,972)                  (3)
   Other transactions......................................................                  (5)                   3
   Net loan activity.......................................................                 (17)                  --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              71,008                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             156,367                   11

NET ASSETS:
   Beginning of period.....................................................           1,226,502                  254
                                                                             -------------------  -------------------
   End of period...........................................................  $        1,382,869    $             265
                                                                             ===================  ===================


                                                                                   INVESCO              INVESCO
                                                                                  SMALL CAP            AMERICAN
                                                                                 VALUE FUND           VALUE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          (7,440)   $          (1,593)
   Net realized gain (loss) on security transactions.......................             118,449                6,141
   Net realized gain distributions.........................................             195,120               88,315
   Change in unrealized appreciation (depreciation) during the period......            (228,986)             (30,918)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              77,143               61,945
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             211,039               95,019
   Net transfers...........................................................             (46,338)             356,241
   Surrenders for benefit payments and fees................................            (292,079)            (130,938)
   Other transactions......................................................                  (9)              (2,818)
   Net loan activity.......................................................                 (75)                 (17)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (127,462)             317,487
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             (50,319)             379,432

NET ASSETS:
   Beginning of period.....................................................           1,396,531              528,339
                                                                             -------------------  -------------------
   End of period...........................................................   $       1,346,212    $         907,771
                                                                             ===================  ===================

                                                                              MORGAN STANLEY
                                                                               INSTITUTIONAL
                                                                                OPPORTUNITY         INVESCO VALUE
                                                                                 PORTFOLIO       OPPORTUNITIES FUND
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $            (294)  $           8,182
   Net realized gain (loss) on security transactions.......................             32,929              33,480
   Net realized gain distributions.........................................                659                  --
   Change in unrealized appreciation (depreciation) during the period......            (33,132)               (992)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........                162              40,670
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              9,448               1,100
   Net transfers...........................................................               (125)             (2,420)
   Surrenders for benefit payments and fees................................           (108,204)           (101,370)
   Other transactions......................................................                 (1)                 (1)
   Net loan activity.......................................................                 --                  --
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (98,882)           (102,691)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            (98,720)            (62,021)

NET ASSETS:
   Beginning of period.....................................................            132,317             689,280
                                                                             ------------------  ------------------
   End of period...........................................................  $          33,597   $         627,259
                                                                             ==================  ==================


                                                                                   INVESCO              INVESCO
                                                                                 DIVERSIFIED           AMERICAN
                                                                                DIVIDEND FUND       FRANCHISE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $            4,784   $           (4,367)
   Net realized gain (loss) on security transactions.......................              80,507               65,046
   Net realized gain distributions.........................................               9,662               65,253
   Change in unrealized appreciation (depreciation) during the period......             (42,989)             (72,981)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              51,964               52,951
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              52,978               42,342
   Net transfers...........................................................             (30,476)             (31,921)
   Surrenders for benefit payments and fees................................             (11,721)             (22,854)
   Other transactions......................................................                   5                  (10)
   Net loan activity.......................................................                 (13)                 (26)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              10,773              (12,469)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              62,737               40,482

NET ASSETS:
   Beginning of period.....................................................             436,896              704,780
                                                                             -------------------  -------------------
   End of period...........................................................  $          499,633   $          745,262
                                                                             ===================  ===================


                                                                                   INVESCO
                                                                                 GLOBAL CORE           VANGUARD
                                                                                 EQUITY FUND        500 INDEX FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $              (3)   $          66,438
   Net realized gain (loss) on security transactions.......................                  25              193,597
   Net realized gain distributions.........................................               2,853                   --
   Change in unrealized appreciation (depreciation) during the period......              (3,113)             160,142
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                (238)             420,177
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               4,343            1,767,280
   Net transfers...........................................................                  --               86,252
   Surrenders for benefit payments and fees................................                 (19)            (120,503)
   Other transactions......................................................                   1                   69
   Net loan activity.......................................................                  --                  (97)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               4,325            1,733,001
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................               4,087            2,153,178

NET ASSETS:
   Beginning of period.....................................................              24,422            2,394,725
                                                                             -------------------  -------------------
   End of period...........................................................   $          28,509    $       4,547,903
                                                                             ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-358

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-359

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                   WELLS FARGO
                                                                                    ADVANTAGE         WELLS FARGO
                                                                                  INTERNATIONAL        ADVANTAGE
                                                                                   EQUITY FUND      CORE BOND FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           2,100   $             463
   Net realized gain (loss) on security transactions.........................                154              (1,811)
   Net realized gain distributions...........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period........             (5,529)              5,284
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (3,275)              3,936
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              8,123              13,509
   Net transfers.............................................................                 --                (924)
   Surrenders for benefit payments and fees..................................             (2,222)            (67,004)
   Other transactions........................................................                  1                   3
   Net loan activity.........................................................                (10)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              5,892             (54,416)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              2,617             (50,480)

NET ASSETS:
   Beginning of period.......................................................             53,428             116,675
                                                                               ------------------  ------------------
   End of period.............................................................  $          56,045   $          66,195
                                                                               ==================  ==================

                                                                                COLUMBIA SELIGMAN
                                                                                 COMMUNICATIONS      COLUMBIA SELIGMAN
                                                                                       AND                GLOBAL
                                                                                INFORMATION FUND      TECHNOLOGY FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (2,893)  $            (969)
   Net realized gain (loss) on security transactions.........................              22,511               1,210
   Net realized gain distributions...........................................              65,932              15,870
   Change in unrealized appreciation (depreciation) during the period........              31,917              10,334
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             117,467              26,445
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              69,524              17,981
   Net transfers.............................................................              38,203               9,563
   Surrenders for benefit payments and fees..................................             (47,210)             (3,454)
   Other transactions........................................................                   8                  (2)
   Net loan activity.........................................................                  (6)                 --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              60,519              24,088
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             177,986              50,533

NET ASSETS:
   Beginning of period.......................................................             414,337             101,948
                                                                               -------------------  ------------------
   End of period.............................................................   $         592,323   $         152,481
                                                                               ===================  ==================


                                                                                   TIAA-CREF            TIAA-CREF
                                                                                LARGE CAP VALUE         LARGE CAP
                                                                                  INDEX FUND           GROWTH FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             148    $             381
   Net realized gain (loss) on security transactions.........................                 17                  815
   Net realized gain distributions...........................................                314                1,008
   Change in unrealized appreciation (depreciation) during the period........                321                3,636
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........                800                5,840
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             11,443               29,110
   Net transfers.............................................................               (259)              (2,252)
   Surrenders for benefit payments and fees..................................                (15)             (15,647)
   Other transactions........................................................                  4                    2
   Net loan activity.........................................................                 --                   --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             11,173               11,213
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             11,973               17,053

NET ASSETS:
   Beginning of period.......................................................              1,632               44,046
                                                                               ------------------  -------------------
   End of period.............................................................  $          13,605    $          61,099
                                                                               ==================  ===================


                                                                                                      TIAA-CREF
                                                                                    TIAA-CREF          EQUITY
                                                                                 BOND INDEX FUND     INDEX FUND
                                                                                SUB-ACCOUNT (46)     SUB-ACCOUNT
                                                                               -----------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $              78  $           1,507
   Net realized gain (loss) on security transactions.........................                 83              5,150
   Net realized gain distributions...........................................                  9                774
   Change in unrealized appreciation (depreciation) during the period........                 84              4,454
                                                                               -----------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                254             11,885
                                                                               -----------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              6,186             53,787
   Net transfers.............................................................              4,553            154,443
   Surrenders for benefit payments and fees..................................                 --           (106,244)
   Other transactions........................................................                 --                  1
   Net loan activity.........................................................                 --                (11)
   Net annuity transactions..................................................                 --                 --
                                                                               -----------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             10,739            101,976
                                                                               -----------------  ------------------
   Net increase (decrease) in net assets.....................................             10,993            113,861

NET ASSETS:
   Beginning of period.......................................................                 --             38,076
                                                                               -----------------  ------------------
   End of period.............................................................  $          10,993  $         151,937
                                                                               =================  ==================


                                                                                   MASSMUTUAL           MASSMUTUAL
                                                                                 RETIRESMART(SM)      RETIRESMART(SM)
                                                                                    2015 FUND            2020 FUND
                                                                                SUB-ACCOUNT (47)     SUB-ACCOUNT (48)
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $           9,036   $          16,956
   Net realized gain (loss) on security transactions.........................                 (39)             (1,801)
   Net realized gain distributions...........................................               9,778                  --
   Change in unrealized appreciation (depreciation) during the period........             (22,506)            (25,415)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              (3,731)            (10,260)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              51,615              52,293
   Net transfers.............................................................             374,141             925,275
   Surrenders for benefit payments and fees..................................                (647)           (176,011)
   Other transactions........................................................                  --                   1
   Net loan activity.........................................................                  --                 (57)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             425,109             801,501
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             421,378             791,241

NET ASSETS:
   Beginning of period.......................................................                  --                  --
                                                                               -------------------  ------------------
   End of period.............................................................   $         421,378   $         791,241
                                                                               ===================  ==================

(46)  Funded as of June 30, 2014.

(47)  Funded as of June 20, 2014.

(48)  Funded as of June 23, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-360

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-361

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                 MASSMUTUAL           MASSMUTUAL
                                                                               RETIRESMART(SM)      RETIRESMART(SM)
                                                                                  2025 FUND            2030 FUND
                                                                              SUB-ACCOUNT (49)     SUB-ACCOUNT (50)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          14,427    $          29,340
   Net realized gain (loss) on security transactions.......................                (346)                (310)
   Net realized gain distributions.........................................              16,963                2,039
   Change in unrealized appreciation (depreciation) during the period......             (41,200)             (42,232)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (10,156)             (11,163)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              88,071               76,720
   Net transfers...........................................................             695,562              779,714
   Surrenders for benefit payments and fees................................             (44,923)             (19,791)
   Other transactions......................................................                 (12)                   1
   Net loan activity.......................................................                  --                  (57)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             738,698              836,587
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             728,542              825,424

NET ASSETS:
   Beginning of period.....................................................                  --                   --
                                                                             -------------------  -------------------
   End of period...........................................................   $         728,542    $         825,424
                                                                             ===================  ===================

                                                                                MASSMUTUAL           MASSMUTUAL
                                                                              RETIRESMART(SM)      RETIRESMART(SM)
                                                                                 2035 FUND            2040 FUND
                                                                             SUB-ACCOUNT (51)     SUB-ACCOUNT (52)
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          10,437   $          17,846
   Net realized gain (loss) on security transactions.......................               (319)               (120)
   Net realized gain distributions.........................................             16,572              16,230
   Change in unrealized appreciation (depreciation) during the period......            (31,213)            (43,461)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (4,523)             (9,505)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            114,701              76,613
   Net transfers...........................................................            488,803             544,402
   Surrenders for benefit payments and fees................................             (7,670)            (27,206)
   Other transactions......................................................                 --                   1
   Net loan activity.......................................................               (100)                (60)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            595,734             593,750
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            591,211             584,245

NET ASSETS:
   Beginning of period.....................................................                 --                  --
                                                                             ------------------  ------------------
   End of period...........................................................  $         591,211   $         584,245
                                                                             ==================  ==================

                                                                                 MASSMUTUAL           MASSMUTUAL
                                                                               RETIRESMART(SM)      RETIRESMART(SM)
                                                                                  2045 FUND            2050 FUND
                                                                              SUB-ACCOUNT (53)     SUB-ACCOUNT (54)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $            6,680    $           4,646
   Net realized gain (loss) on security transactions.......................                (151)                (185)
   Net realized gain distributions.........................................              12,108               25,337
   Change in unrealized appreciation (depreciation) during the period......             (24,333)             (34,071)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              (5,696)              (4,273)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              66,072               72,783
   Net transfers...........................................................             320,778              213,925
   Surrenders for benefit payments and fees................................              (4,293)              (9,519)
   Other transactions......................................................                  --                    1
   Net loan activity.......................................................                 (25)                 (31)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             382,532              277,159
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             376,836              272,886

NET ASSETS:
   Beginning of period.....................................................                  --                   --
                                                                             -------------------  -------------------
   End of period...........................................................  $          376,836    $         272,886
                                                                             ===================  ===================

                                                                                 MASSMUTUAL           MASSMUTUAL
                                                                               RETIRESMART(SM)      RETIRESMART(SM)
                                                                             IN RETIREMENT FUND          2055
                                                                              SUB-ACCOUNT (55)     SUB-ACCOUNT (56)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $             118    $             453
   Net realized gain (loss) on security transactions.......................                  (1)                  (4)
   Net realized gain distributions.........................................                  --                  584
   Change in unrealized appreciation (depreciation) during the period......                (209)              (1,320)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                 (92)                (287)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 612                3,976
   Net transfers...........................................................               5,842               24,817
   Surrenders for benefit payments and fees................................                  --                  (50)
   Other transactions......................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               6,454               28,743
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................               6,362               28,456

NET ASSETS:
   Beginning of period.....................................................                  --                   --
                                                                             -------------------  -------------------
   End of period...........................................................   $           6,362    $          28,456
                                                                             ===================  ===================

                                                                                                     CLEARBRIDGE
                                                                              AMERICAN CENTURY        SMALL CAP
                                                                                HERITAGE FUND        VALUE FUND
                                                                                 SUB-ACCOUNT      SUB-ACCOUNT (57)
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (4,527)  $             (146)
   Net realized gain (loss) on security transactions.......................              5,505                   21
   Net realized gain distributions.........................................             91,522                1,357
   Change in unrealized appreciation (depreciation) during the period......            (50,841)              (1,154)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             41,659                   78
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             98,321                1,302
   Net transfers...........................................................            (47,879)                  --
   Surrenders for benefit payments and fees................................            (60,593)                  (7)
   Other transactions......................................................                 --                   --
   Net loan activity.......................................................                (27)                  --
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (10,178)               1,295
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................             31,481                1,373

NET ASSETS:
   Beginning of period.....................................................            599,075               11,700
                                                                             ------------------  -------------------
   End of period...........................................................  $         630,556   $           13,073
                                                                             ==================  ===================

(49)  Funded as of June 23, 2014.

(50)  Funded as of June 23, 2014.

(51)  Funded as of June 20, 2014.

(52)  Funded as of June 23, 2014.

(53)  Funded as of June 23, 2014.

(54)  Funded as of June 23, 2014.

(55)  Funded as of July 24, 2014.

(56)  Funded as of June 25, 2014.

(57) Formerly Legg Mason Partners ClearBridge Small Cap Value Fund. Change effective March 3, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-362

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-363

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                  OAK RIDGE
                                                                                  SMALL CAP            HIMCO VIT
                                                                                 GROWTH FUND          INDEX FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                                  (58)(60)             (59)(60)
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $           (1,073)  $         (11,527)
   Net realized gain (loss) on security transactions.......................               3,207              18,934
   Net realized gain distributions.........................................              39,598                  --
   Change in unrealized appreciation (depreciation) during the period......              10,723             974,700
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              52,455             982,107
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              25,122             115,713
   Net transfers...........................................................             567,659          10,340,817
   Surrenders for benefit payments and fees................................             (25,153)           (109,421)
   Other transactions......................................................                  (2)                (70)
   Net loan activity.......................................................                  (2)                (53)
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             567,624          10,346,986
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................             620,079          11,329,093

NET ASSETS:
   Beginning of period.....................................................                  --                  --
                                                                             -------------------  ------------------
   End of period...........................................................  $          620,079   $      11,329,093
                                                                             ===================  ==================



                                                                               MM S&P MID CAP    RUSSELL BALANCED
                                                                                 INDEX FUND        STRATEGY FUND
                                                                              SUB-ACCOUNT (61)   SUB-ACCOUNT (62)
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $               1   $           3,881
   Net realized gain (loss) on security transactions.......................                 --              31,405
   Net realized gain distributions.........................................                  5                  --
   Change in unrealized appreciation (depreciation) during the period......                 (1)            (27,288)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........                  5               7,998
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                  6              44,568
   Net transfers...........................................................                185              (1,164)
   Surrenders for benefit payments and fees................................                 (1)             (1,216)
   Other transactions......................................................                 --                  (1)
   Net loan activity.......................................................                 --                  --
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..                190              42,187
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................                195              50,185

NET ASSETS:
   Beginning of period.....................................................                 --             233,771
                                                                             ------------------  ------------------
   End of period...........................................................  $             195   $         283,956
                                                                             ==================  ==================


                                                                                  RUSSELL             RUSSELL
                                                                               CONSERVATIVE           GROWTH
                                                                               STRATEGY FUND       STRATEGY FUND
                                                                             SUB-ACCOUNT (63)    SUB-ACCOUNT (64)
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $             207   $           5,017
   Net realized gain (loss) on security transactions.......................                434              49,414
   Net realized gain distributions.........................................                409                  --
   Change in unrealized appreciation (depreciation) during the period......               (680)            (45,477)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........                370               8,954
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              5,634              50,829
   Net transfers...........................................................                 --             (18,180)
   Surrenders for benefit payments and fees................................               (139)            (62,302)
   Other transactions......................................................                 --                  (1)
   Net loan activity.......................................................                 --                 (57)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..              5,495             (29,711)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................              5,865             (20,757)

NET ASSETS:
   Beginning of period.....................................................             12,383             422,324
                                                                             ------------------  ------------------
   End of period...........................................................  $          18,248   $         401,567
                                                                             ==================  ==================


                                                                                   RUSSELL
                                                                                  MODERATE               PIMCO
                                                                                STRATEGY FUND      TOTAL RETURN FUND
                                                                              SUB-ACCOUNT (65)        SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $           4,146    $       1,115,921
   Net realized gain (loss) on security transactions.......................              19,970             (102,756)
   Net realized gain distributions.........................................               2,979              269,445
   Change in unrealized appreciation (depreciation) during the period......             (17,638)              (6,760)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               9,457            1,275,850
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              23,719            7,820,092
   Net transfers...........................................................              (1,015)          (1,604,496)
   Surrenders for benefit payments and fees................................             (20,307)          (6,030,879)
   Other transactions......................................................                  (1)               1,049
   Net loan activity.......................................................                  --               (2,004)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               2,396              183,762
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              11,853            1,459,612

NET ASSETS:
   Beginning of period.....................................................             272,554           33,737,330
                                                                             -------------------  -------------------
   End of period...........................................................   $         284,407    $      35,196,942
                                                                             ===================  ===================



                                                                                    PIMCO
                                                                              REAL RETURN FUND
                                                                                 SUB-ACCOUNT
                                                                             -------------------
OPERATIONS:
   Net investment income (loss)............................................   $         652,754
   Net realized gain (loss) on security transactions.......................             (40,127)
   Net realized gain distributions.........................................               6,559
   Change in unrealized appreciation (depreciation) during the period......             (67,204)
                                                                             -------------------
   Net increase (decrease) in net assets resulting from operations.........             551,982
                                                                             -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................           3,894,979
   Net transfers...........................................................          (1,297,197)
   Surrenders for benefit payments and fees................................          (2,217,400)
   Other transactions......................................................                 527
   Net loan activity.......................................................                (768)
   Net annuity transactions................................................                  --
                                                                             -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             380,141
                                                                             -------------------
   Net increase (decrease) in net assets...................................             932,123

NET ASSETS:
   Beginning of period.....................................................          20,652,515
                                                                             -------------------
   End of period...........................................................   $      21,584,638
                                                                             ===================

(58) Effective October 17, 2014 Pioneer Oak Ridge Small Cap Growth Fund merged with Oak Ridge Small Cap Growth Fund.

(59) Effective October 20, 2014 Hartford Index HLS Fund merged with HIMCO VIT Index Fund.

(60)  Funded as of October 20, 2014

(61)  Funded as of December 10, 2014.

(62) Formerly Life Points Balanced Strategy Fund. Change effective October 1, 2014.

(63) Formerly Life Points Conservative Strategy Fund. Change effective October 1, 2014.

(64)  Formerly Life Points Growth Strategy Fund. Change effective October 1,
      2014.

(65) Formerly Life Points Moderate Strategy Fund. Change effective October 1, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-364

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--------------------------------------------------------------------------------
                                   SA-365

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


---------------------------------------------------------------------------
I.   ORGANIZATION:

     Separate Account Eleven (the "Account") is a separate investment account established by Hartford Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC.

     On January 1, 2013, the Sponsor Company entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (the "Agent for Service") to re-insure the obligations of the Sponsor Company and to provide administration of the Account. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

     The Account is comprised of the following Sub-Accounts:
     the American Century Equity Income Fund, American Century Growth Fund, American Century Ultra(R) Fund, American Century VP Balanced Fund, American Century VP International Fund, American Century Small Cap Value Fund, American Century Large Company Value Fund, American Century Inflation-Adjusted Bond Fund, American Century Equity Growth Fund, American Century VP Income & Growth Fund, American Century VP Ultra Fund, American Century VP Value Fund, American Century Mid Cap Value Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Diversified Dividend Fund, Invesco European Growth Fund, Invesco International Growth Fund, Invesco Mid Cap Core Equity Fund, Invesco Small Cap Growth Fund, Invesco Real Estate Fund, Invesco Small Cap Equity Fund, Invesco Developing Markets Fund, American Century Diversified Bond Fund, American Century Prime Money Market Fund, Domini Social Equity Fund, AB Global Bond Fund (formerly AllianceBernstein Global Bond Fund), AB Global Risk Allocation Fund (formerly AllianceBernstein Global Risk Allocation Fund), AB Growth and Income Fund (formerly AllianceBernstein Growth and Income Fund), AB International Growth Fund (formerly AllianceBernstein International Growth
     Fund), AB International Value Fund (formerly AllianceBernstein International Value Fund), AB Global Value Fund (formerly AllianceBernstein Global Value Fund)*, AB Growth Fund (formerly AllianceBernstein Growth Fund), AB Discovery Growth Fund (formerly AllianceBernstein Discovery Growth Fund), AB Discovery Value Fund (formerly AllianceBernstein Discovery Value Fund), AB Value Fund (formerly AllianceBernstein Value Fund), AB High Income Fund (formerly AllianceBernstein High Income Fund), American Funds AMCAP Fund(R), American Funds American Balanced Fund(R), American Funds Capital Income Builder(R), American Funds EuroPacific Growth Fund, American Funds Fundamental Investors Fund(SM), American Funds New Perspective Fund(R), American Funds The Bond Fund of America(R), American Funds The Growth Fund of America(R), American Funds The Income Fund of America(R), American Funds The Investment Company of America(R), American Funds The New Economy Fund(R), American Funds Washington Mutual Investors Fund(SM), American Funds American Mutual Fund(R), American Funds Capital World Growth and Income Fund(SM), American Funds SMALLCAP World Fund(R), Ariel Appreciation Fund, Ariel Fund, Artisan Mid Cap Value Fund, Ave Maria Opportunity Fund*, Ave Maria Rising Dividend Fund, Ave Maria Catholic Values Fund, Ave Maria Growth Fund, BlackRock LifePath(R) 2020 Portfolio (formerly LifePath 2020 Portfolio), BlackRock LifePath(R) 2030 Portfolio (formerly LifePath 2030 Portfolio), BlackRock LifePath(R) 2040 Portfolio (formerly LifePath 2040 Portfolio), BlackRock LifePath(R) Retirement Fund (formerly LifePath Retirement Portfolio), BlackRock LifePath(R) 2050 Portfolio (formerly LifePath 2050 Portfolio), BlackRock LifePath(R) 2025 Portfolio, BlackRock LifePath(R) 2035 Portfolio, BlackRock LifePath(R) 2045 Portfolio, BlackRock LifePath(R) 2055 Portfolio, Baron Small Cap Fund, BlackRock U.S. Government Bond Portfolio, BlackRock Equity Dividend Fund, BlackRock Capital Appreciation Fund, BlackRock Flexible Equity Fund, Calvert VP SRI Balanced Portfolio, Calvert Equity Portfolio, Calvert Bond Portfolio, Calvert Income Fund, Columbia Contrarian Core Fund, Columbia Large Cap Growth Fund II (formerly Columbia Marsico 21st Century Fund), Columbia Small Cap Value I Fund, Columbia International Opportunities Fund (formerly Columbia Marsico International Opportunities Fund), Columbia Mid Cap Value Fund, Columbia Acorn Fund, Columbia Large Cap Growth Fund (formerly Columbia Marsico Growth Fund), CRM Mid Cap Value Fund, Columbia Small Cap Core Fund, Calamos Global Equity Fund, Calamos International Growth Fund, Davis Financial Fund, Davis New York Venture Fund, Davis Opportunity Fund, Delaware Diversified Income Fund, Delaware Extended Duration Bond Fund, Dreyfus Bond Market Index Fund, Dreyfus VIF Appreciation Portfolio, Dreyfus International Stock Index Fund, Dreyfus MidCap Index Fund, Dreyfus SmallCap Stock Index Fund, Dreyfus VIF Growth and Income Portfolio, Dreyfus VIF Quality Bond Portfolio Fund, Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus S&P 500 Index Fund, Dreyfus Intermediate Term Income Fund, Eaton Vance Large-Cap Value Fund, Eaton Vance Dividend Builder Fund, Eaton Vance Worldwide Health Sciences Fund, Eaton Vance Income Fund of Boston, Eaton Vance Balanced Fund, Eaton Vance Atlanta Capital SMID-Cap Fund, Wells Fargo Asset


--------------------------------------------------------------------------------
                                   SA-366

---------------------------------------------------------------------------
     Allocation Fund (formerly Wells Fargo Advantage Asset Allocation Fund), Wells Fargo Emerging Markets Equity Fund (formerly Wells Fargo Advantage Emerging Markets Equity Fund), Wells Fargo Utility & Telecommunications Fund (formerly Wells Fargo Advantage Utility & Telecommunications Fund), Alger Capital Appreciation Institutional Portfolio, Alger Mid Cap Growth Institutional Fund, Alger Small Cap Growth Institutional Fund, Nuveen Mid Cap Index Fund, Nuveen Small Cap Index, Nuveen Equity Index Fund, Nuveen Mid Cap Growth Opportunities Fund, Nuveen Small Cap Select Fund, Nuveen Santa Barbara Dividend Growth Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Value Strategies Fund, Fidelity Advisor Leveraged Company Stock Fund, Federated Equity Income Fund, Inc., Federated Fund for U.S. Government Securities Fund, Federated MDT Mid Cap Growth Strategies Fund, Federated High Income Bond Fund, Federated Kaufmann Fund, Federated Short-Term Income Fund, Federated Total Return Bond Fund, Federated Clover Small Value Fund, Federated International Leaders Fund, Fidelity(R) VIP Growth Opportunities Portfolio, Fidelity(R) VIP Overseas Portfolio, Fidelity(R) VIP Value Strategies Portfolio, Fidelity(R) VIP Balanced Portfolio, Fidelity(R) VIP Growth & Income Portfolio, Fidelity(R) VIP Freedom 2020 Portfolio, Fidelity(R) VIP Freedom 2030 Portfolio, Fidelity(R) VIP Freedom 2015 Portfolio, Fidelity(R) VIP Freedom 2025 Portfolio, Fidelity(R) VIP FundsManager 70% Portfolio, Fidelity Advisor(R) Stock Selector All Cap Fund, Templeton Global Opportunities Trust, Templeton Developing Markets Trust, Franklin High Income Fund, Franklin Strategic Income Fund, Templeton Global Bond Fund, Franklin U.S. Government Securities Fund, Franklin Small Cap Value Fund, Franklin Mutual Global Discovery Fund, Templeton Growth Fund, Franklin Income Fund, Franklin Growth Fund, Franklin Total Return Fund, Franklin Balance Sheet Investment Fund, Franklin Mutual Beacon Fund, Franklin Mutual Shares Fund, Franklin Small-Mid Cap Growth Fund, Franklin Conservative Allocation Fund, Franklin Growth Allocation Fund, Franklin Moderate Allocation Fund, Templeton Foreign Fund, Franklin Small-Mid Cap Growth Fund, Highland Premier Growth Equity, Goldman Sachs Income Builder Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs U.S. Equity Insights Fund, Goldman Sachs Government Income Fund, Goldman Sachs Growth & Income Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Focused International Equity Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs High Yield Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Small/Mid Cap Growth Fund, Goldman Sachs Satellite Strategies Portfolio, John Hancock Small Cap Equity Fund, Frost Value Equity Fund*, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, The Hartford Healthcare HLS Fund, Hartford Global Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, The Hartford Checks and Balances Fund, The Hartford High Yield, The Hartford Dividend and Growth Fund, The Hartford International Opportunities Fund, The Hartford MidCap Fund, The Hartford Small Company Fund, The Hartford Total Return Bond Fund, The Hartford Healthcare Fund, The Hartford Growth Opportunities Fund, The Hartford Value Opportunities Fund, Hartford Moderate Allocation Fund, The Hartford Conservative Allocation Fund, The Hartford Capital Appreciation Fund, The Hartford Growth Allocation Fund, The Hartford Inflation Plus Fund, The Hartford Equity Income Fund, The Hartford Balanced Income Fund, The Hartford International Small Company Fund, The Hartford MidCap Value Fund, The Hartford Global All-Asset Fund*, Hotchkis and Wiley Large Cap Value Fund, Invesco V.I. Technology Fund, Invesco Technology Fund, Ivy Global Natural Resources Fund, Ivy Large Cap Growth Fund, Ivy Science & Technology Fund, Ivy Asset Strategy Fund, Janus Aspen Forty Portfolio, Janus Aspen Global Research Portfolio, Janus Aspen Enterprise Portfolio, Janus Aspen Balanced Portfolio, Janus Aspen Overseas Portfolio, Janus Flexible Bond Fund, Janus Forty Fund, Janus Balanced Fund, Janus Enterprise Fund, Janus Overseas Fund, Janus Global Research Fund, Perkins Mid Cap Value Fund, Prudential Jennison Natural Resources Fund, Inc., Prudential Jennison Mid-Cap Growth Fund, Inc., Prudential Jennison 20/20 Focus Fund, JPMorgan Large Cap Growth Fund, JPMorgan Core Bond Fund, JPMorgan Small Cap Equity Fund, JPMorgan Small Cap Growth Fund, JPMorgan Small Cap Value Fund, JPMorgan U.S. Equity Fund, JPMorgan SmartRetirement 2015 Fund, JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement Income Fund, JP Morgan Smart Retirement 2055 Fund, JP Morgan Prime Money Market Fund, Keeley Small Cap Value Fund, Loomis Sayles Bond Fund, LKCM Aquinas Growth Fund, LKCM Aquinas Value Fund, Lord Abbett Affiliated Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth Opportunities fund, Lord Abbett Calibrated Dividend Growth Fund, Lord


--------------------------------------------------------------------------------
                                   SA-367

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


---------------------------------------------------------------------------
     Abbett Total Return Fund, Lord Abbett Developing Growth Fund, Lord Abbett International Core Equity Fund, Lord Abbett Value Opportunities Fund, Clearbridge Value Trust, BMO Mid-Cap Value Fund, MassMutual RetireSMART(SM) 2010 Fund, MFS(R) Emerging Markets Debt Fund, Massachusetts Investors Growth Stock Fund, MFS High Income Fund, MFS International New Discovery Fund, MFS Mid Cap Growth Fund, MFS New Discovery Fund, MFS Research International Fund, MFS Total Return Fund, MFS Utilities Fund, MFS Value Fund, MFS Total Return Bond Fund (formerly MFS Research Bond Fund), MFS Massachusetts Investors Trust, MFS International Growth Fund, MFS Core Equity Fund, MFS Government Securities Fund, MFS International Value Fund, MFS Technology Fund, MFS Core Equity Series, MFS Investors Growth Stock Series*, MFS Utilities Series, MFS Growth Fund, MFS High Yield Portfolio, BlackRock Global Allocation Fund, Inc., BlackRock Large Cap Core Fund, BlackRock Value Opportunities Fund, Inc., BlackRock Small Cap Growth Fund II, BlackRock Mid Cap Value Opportunities Fund, BlackRock International Opportunities Portfolio, BlackRock Mid Cap Growth Equity Portfolio, Victory Munder Mid-Cap Core Growth Fund, Neuberger Berman Socially Responsive Fund, Nuveen Tradewinds International Value Fund, The Oakmark International Small Cap Fund, The Oakmark Equity and Income Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Fund, Oppenheimer International Growth Fund, Oppenheimer Main Street Fund, Oppenheimer Global Strategic Income Fund, Oppenheimer Main Street Mid Cap Fund, Oppenheimer Developing Markets Fund, Oppenheimer Equity Fund, Oppenheimer Capital Income Fund, Oppenheimer International Bond Fund, Oppenheimer Mid Cap Value Fund (formerly Oppenheimer Small- & Mid- Cap Value Fund), Oppenheimer Main Street Select Fund(R), Oppenheimer Gold & Special Minerals Fund, Oppenheimer Real Estate Fund, Oppenheimer Equity Income Fund, Oppenheimer International Diversified Fund, Oppenheimer Rising Dividends Fund, Putnam Global Equity Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT Multi-Cap Growth Fund, Putnam VT Small Cap Value Fund, Pioneer Disciplined Value Fund, Pioneer Emerging Markets Fund, Pioneer Fundamental Growth Fund, AllianzGI NFJ International Value Fund, AllianzGI NFJ Small-Cap Value Fund, AllianzGI NFJ Dividend Value Fund, AMG Managers Cadence Mid Cap Fund, PIMCO Emerging Markets Bond Fund, Pioneer Fund, Pioneer High Yield Fund, Pioneer Strategic Income Fund, Pioneer Mid Cap Value Fund, Pioneer Select Mid Cap Growth Fund, PIMCO Total Return III Fund, Putnam Equity Income Fund, Putnam High Yield Advantage Fund, Putnam International Equity Fund, Putnam Investors Fund, Putnam Multi-Cap Growth Fund, Putnam Voyager Fund, Putnam International Capital Opportunities Fund, Putnam Small Cap Growth Fund, Royce Total Return Fund, Royce Smaller-Companies Growth Fund (formerly Royce Value Plus Fund), Royce Small-Cap Value Fund (formerly Royce Value Fund), RS Value Fund, Columbia Diversified Equity Income Fund, Columbia Small/Mid Cap Value Fund, Columbia Multi-Advisor Small Cap Value Fund, RidgeWorth Small Cap Value Equity Fund, RidgeWorth Mid-Cap Value Equity Fund, RidgeWorth Seix Total Return Bond Fund (formerly RidgeWorth Total Return Bond Fund), RidgeWorth Large Cap Value Equity Fund, Deutsche Real Estate Securities Fund, Deutsche Equity Dividend Fund, Deutsche Capital Growth Fund, Deutsche Enhanced Emerging Markets Fixed Income, SSgA S&P 500 Index Fund, Deutsche Core Equity VIP, Deutsche Global Growth Fund, ClearBridge Appreciation Fund, ClearBridge Aggressive Growth Fund, ClearBridge All Cap Value Fund, ClearBridge Mid Cap Core Fund, ClearBridge Small Cap Growth Fund, Thornburg International Value Fund, Thornburg Value Fund, Thornburg Core Growth Fund, Timothy Plan Large/Mid Cap Value Fund, UBS Dynamic Alpha Fund*, T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price Equity Income Fund, T. Rowe Price Retirement 2010 Fund, T. Rowe Price Retirement 2020 Fund, T. Rowe Price Retirement 2030 Fund, T. Rowe Price Retirement 2040 Fund, T. Rowe Price Retirement 2050 Fund, T. Rowe Price Retirement Balanced Fund, UBS Global Allocation Fund, UBS US Allocation Fund, Vanguard Small-Cap Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Total Bond Market Index Fund, Vanguard Total Stock Market Index Fund, Victory Diversified Stock Fund, Victory Special Value Fund, Victory Sycamore Small Company Opportunity Fund (formerly Victory Small Company Opportunity
     Fund), Victory Sycamore Established Value Fund (formerly Victory Established Value Fund), Invesco Small Cap Discovery Fund, Invesco Comstock Fund, Invesco Equity and Income Fund, Invesco Growth and Income Fund, Invesco Mid Cap Growth Fund, Invesco U.S. Mortgage Fund, Invesco Small Cap Value Fund, Invesco American Value Fund, Invesco Value Opportunities Fund, Invesco Diversified Dividend Fund, Invesco American Franchise Fund, Invesco Global Core Equity Fund, Vanguard 500 Index Fund, Wells Fargo International Equity Fund (formerly Wells Fargo Advantage International Equity Fund), Wells Fargo Core Bond Fund (formerly Wells Fargo Advantage Core Bond Fund), Columbia Seligman Communications and Information Fund, Columbia Seligman Global Technology Fund, TIAA-CREF Large Cap Value Index Fund, TIAA-CREF Large Cap Growth Fund, TIAA-CREF Bond Index Fund, TIAA-CREF Equity Index Fund, MassMutual MSCI EAFE(R) International Index Fund, MassMutual RetireSMART(SM) 2015 Fund, MassMutual RetireSMART(SM )2020 Fund, MassMutual RetireSMART(SM) 2025 Fund,


--------------------------------------------------------------------------------
                                   SA-368

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     MassMutual RetireSMART(SM) 2030 Fund, MassMutual RetireSMART(SM) 2035
     Fund, MassMutual RetireSMART(SM) 2040 Fund, MassMutual RetireSMART(SM) 2045 Fund, MassMutual RetireSMART(SM) 2050 Fund, MassMutual RetireSMART(SM) In Retirement Fund, MassMutual RetireSMART(SM) 2055, American Century Heritage Fund, ClearBridge Small Cap Value Fund, Fidelity VIP Freedom 2050 Portfolio, MSIF Global Opportunity Portfolio (merged with Morgan Stanley Institutional Opportunity Portfolio), MM Russell 2000 Small Cap Index Fund, MassMutual S&P 500(R) Index Fund, MM S&P Mid Cap Index Fund, Russell Balanced Strategy Fund, Russell Conservative Strategy Fund, Russell Growth Strategy Fund, Russell Moderate Strategy Fund, PIMCO Total Return Fund, PIMCO Real Return Fund, HIMCO VIT Index Fund, and Oak Ridge Small Cap Growth Fund


    * These funds were not funded as of December 31, 2015, and as a result, are not presented in the statements of assets and liabilities.


   ++ During 2015, the following sub-accounts were liquidated: AB 2055 Retirement Strategy (formerly AllianceBernstein 2055 Retirement Strategy), AB 2050 Retirement Strategy (formerly AllianceBernstein 2050 Retirement Strategy), AB 2015 Retirement Strategy (formerly AllianceBernstein 2015 Retirement Strategy), AB 2025 Retirement Strategy (formerly AllianceBernstein 2025 Retirement Strategy), AB 2035 Retirement Strategy (formerly AllianceBernstein 2035 Retirement Strategy), AB 2045 Retirement Strategy (formerly AllianceBernstein 2045 Retirement Strategy), AB 2020 Retirement Strategy (formerly AllianceBernstein 2020 Retirement Strategy), AB 2030 Retirement Strategy (formerly AllianceBernstein 2030 Retirement Strategy), and AB 2040 Retirement Strategy (formerly AllianceBernstein 2040 Retirement Strategy)

     The sub-accounts are invested in mutual funds (the "Funds") of the same name.

     If a Fund is subject to a merger by the fund manager, the Sub-account invested in the surviving Fund acquires the net assets of the Sub-Account associated with the merging fund on the date disclosed. These amounts are reflected in the statements of changes in net assets as a net transfer. For financial statement purposes, assets received by the Sub-Account were recorded at fair value as follows:


     SURVIVING SUB-ACCOUNT                    ASSETS RECEIVED IN 2015
     ---------------------------------------  -----------------------
     MSIF Global Opportunity
       Portfolio............................         $  49,421



     SURVIVING SUB-ACCOUNT                    ASSETS RECEIVED IN 2014
     ---------------------------------------  -----------------------
     Hartford Global Growth HLS Fund........       $     643,952
     Hartford Growth Opportunities
       HLS Fund.............................             629,214
     The Hartford Value Opportunities
       Fund.................................               7,164
     JPMorgan SmartRetirement
       Income Fund..........................             720,397
     Oak Ridge Small Cap Growth
       Fund.................................             592,701
     HIMCO VIT Index Fund...................          10,400,547

     Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

     a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain distributions income is accrued as of the ex-dividend date. Net realized gain distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

     b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

     c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.



--------------------------------------------------------------------------------
                                   SA-369

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


---------------------------------------------------------------------------
     d) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimate contained within the financial statements are the fair value measurements.

     e) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

     f) FAIR VALUE MEASUREMENTS -- The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2015 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

        Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

        Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

        Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

        In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

        As of December 31, 2015, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2015 and 2013.

3.   ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

     Each Sub-Account is charged certain fees, according to contract terms, as follows:

     a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.25% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

     b) TAX EXPENSE CHARGES -- If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account's average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

     c) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

     d) TRANSACTIONS WITH RELATED PARTIES -- Affiliates of both the Sponsor Company and the Agent for Service act in the


--------------------------------------------------------------------------------
                                   SA-370

---------------------------------------------------------------------------
        capacity of investment advisor to certain funds that are available to the Sub-Accounts. These fees are deducted from the mutual fund assets and are reflected through a reduction of the mutual fund net asset value. The closing net asset value of the associated fund are subject to the following fee rates paid to the affiliate:



     INVESTMENT ADVISOR                                    FUND FAMILY                   MAXIMUM ANNUAL FEE     AFFILIATED PARTY
     ---------------------------------------------------   ----------------------------  --------------------   --------------------
     Hartford Funds                                        Hartford HLS                                 0.95%   Sponsor Company
     MML Investment Advisers, LLC                          MassMutual RetireSMART                       0.21%   Agent for Service
     OFI Global Asset Management, Inc.                     Oppenheimer                                  1.00%   Agent for Service
     Hartford Investment Management Company (HIMCO)        HIMCO VIT                                    0.30%   Sponsor Company

4.   PURCHASES AND SALES OF INVESTMENTS:

     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2015 were as follows:


                                                                                                         PURCHASES        PROCEEDS
SUB-ACCOUNT                                                                                               AT COST        FROM SALES
---------------------------------------------------------------------------------------------------    -------------   -------------
American Century Equity Income Fund................................................................    $  53,966,257   $  51,671,944
American Century Growth Fund.......................................................................        4,387,754       1,417,284
American Century Ultra(R) Fund.....................................................................          133,469          31,006
American Century VP Balanced Fund..................................................................           22,029          36,408
American Century VP International Fund.............................................................            1,232              61
American Century Small Cap Value Fund..............................................................        1,271,409         323,976
American Century Large Company Value Fund..........................................................            7,912          10,402
American Century Inflation-Adjusted Bond Fund......................................................           20,237           1,254
American Century Equity Growth Fund................................................................           58,804           4,206
American Century VP Income & Growth Fund...........................................................           45,111          28,989
American Century VP Ultra Fund.....................................................................           71,252           6,969
American Century VP Value Fund.....................................................................           33,037          26,787
American Century Mid Cap Value Fund................................................................          355,959          33,427
Invesco V.I. Small Cap Equity Fund.................................................................          104,768          89,907
Invesco V.I. Diversified Dividend Fund.............................................................           40,557          13,978
Invesco European Growth Fund.......................................................................          124,473         100,666
Invesco International Growth Fund..................................................................          395,825       1,379,112
Invesco Mid Cap Core Equity Fund...................................................................           35,258           7,601
Invesco Small Cap Growth Fund......................................................................          417,786         158,562
Invesco Real Estate Fund...........................................................................        2,669,734       1,514,421
Invesco Small Cap Equity Fund......................................................................          944,909         789,236
Invesco Developing Markets Fund....................................................................        3,137,234       2,137,017
American Century Diversified Bond Fund.............................................................           11,897           3,375
American Century Prime Money Market Fund...........................................................          846,398         358,139
Domini Social Equity Fund..........................................................................        2,568,402       1,826,751
AB Global Bond Fund*...............................................................................           11,255          15,622
AB 2055 Retirement Strategy*.......................................................................            5,046          12,376
AB 2050 Retirement Strategy*.......................................................................           41,612          93,634
AB Global Risk Allocation Fund*....................................................................           33,355          73,953
AB Growth and Income Fund*.........................................................................           40,834           5,258
AB International Growth Fund*......................................................................          152,974         140,790
AB International Value Fund*.......................................................................          420,707         607,711
AB Global Value Fund*..............................................................................               41         107,974
AB Growth Fund*....................................................................................           28,590           9,135
AB Discovery Growth Fund*..........................................................................           54,381           2,417
AB Discovery Value Fund*...........................................................................          228,290         275,384
AB Value Fund*.....................................................................................            1,583           2,840
AB 2015 Retirement Strategy*.......................................................................           25,440         132,347


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                                   SA-371

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  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                                         PURCHASES        PROCEEDS
SUB-ACCOUNT                                                                                               AT COST        FROM SALES
---------------------------------------------------------------------------------------------------    -------------   -------------
AB 2025 Retirement Strategy*.......................................................................    $      40,471   $     268,198
AB 2035 Retirement Strategy*.......................................................................           96,887         286,750
AB 2045 Retirement Strategy*.......................................................................          103,791         233,706
AB High Income Fund*...............................................................................          139,499          30,729
AB 2020 Retirement Strategy*.......................................................................          148,397         517,654
AB 2030 Retirement Strategy*.......................................................................          122,444         554,898
AB 2040 Retirement Strategy*.......................................................................          135,935         305,808
American Funds AMCAP Fund(R).......................................................................        1,135,418       1,042,271
American Funds American Balanced Fund(R)...........................................................        1,809,666       1,237,053
American Funds Capital Income Builder(R)...........................................................        4,463,863       4,595,314
American Funds EuroPacific Growth Fund.............................................................        8,125,177       5,951,028
American Funds Fundamental Investors Fund(SM)......................................................        3,496,812       3,232,993
American Funds New Perspective Fund(R).............................................................        2,147,218       1,186,638
American Funds The Bond Fund of America(R).........................................................        1,234,949         905,175
American Funds The Growth Fund of America(R).......................................................       12,483,061       9,656,284
American Funds The Income Fund of America(R).......................................................        2,692,257       2,617,292
American Funds The Investment Company of America(R)................................................        3,134,036       2,114,397
American Funds The New Economy Fund(R).............................................................          635,147       1,160,530
American Funds Washington Mutual Investors Fund(SM)................................................        1,166,237       1,164,093
American Funds American Mutual Fund(R).............................................................        1,207,361         846,139
American Funds Capital World Growth and Income Fund(SM)............................................        6,652,730       6,843,859
American Funds SMALLCAP World Fund(R)..............................................................          249,885         173,588
Ariel Appreciation Fund............................................................................          103,662          81,394
Ariel Fund.........................................................................................          191,183         146,938
Artisan Mid Cap Value Fund.........................................................................        1,807,527         470,813
Ave Maria Opportunity Fund*........................................................................           14,951          85,472
Ave Maria Rising Dividend Fund.....................................................................          941,211         454,014
Ave Maria Catholic Values Fund*....................................................................          166,335          74,854
Ave Maria Growth Fund..............................................................................          196,855         165,388
BlackRock LifePath(R) 2020 Portfolio*..............................................................        6,033,404       4,644,347
BlackRock LifePath(R) 2030 Portfolio*..............................................................        7,190,827       3,880,591
BlackRock LifePath(R) 2040 Portfolio*..............................................................        7,367,736       3,939,893
BlackRock LifePath(R) Retirement Fund*.............................................................        1,150,951       1,661,032
BlackRock LifePath(R) 2050 Portfolio*..............................................................        1,684,287         372,685
BlackRock LifePath(R) 2025 Portfolio...............................................................          519,909         392,449
BlackRock LifePath(R) 2035 Portfolio...............................................................          152,441          43,794
BlackRock LifePath(R) 2045 Portfolio...............................................................          134,662         138,437
BlackRock LifePath(R) 2055 Portfolio...............................................................           65,516          18,640
Baron Small Cap Fund...............................................................................          954,291         302,850
BlackRock U.S. Government Bond Portfolio...........................................................           30,610          96,465
BlackRock Equity Dividend Fund.....................................................................        1,331,149       2,631,057
BlackRock Capital Appreciation Fund................................................................           92,333          91,398
BlackRock Flexible Equity Fund.....................................................................           51,451          26,379
Calvert VP SRI Balanced Portfolio..................................................................            4,443           2,850
Calvert Equity Portfolio...........................................................................        2,438,484       1,314,907
Calvert Bond Portfolio.............................................................................          750,455         714,574
Calvert Income Fund................................................................................          290,352         390,037
Columbia Contrarian Core Fund......................................................................          237,005         685,629
Columbia Large Cap Growth Fund II*.................................................................           27,770          18,630
Columbia Small Cap Value I Fund....................................................................           14,107          65,376
Columbia International Opportunities Fund*.........................................................               --             610


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                                   SA-372

---------------------------------------------------------------------------

                                                                                                         PURCHASES        PROCEEDS
SUB-ACCOUNT                                                                                               AT COST        FROM SALES
---------------------------------------------------------------------------------------------------    -------------   -------------
Columbia Mid Cap Value Fund........................................................................    $     492,681   $     316,541
Columbia Acorn Fund................................................................................        1,179,405       1,566,216
Columbia Large Cap Growth Fund*....................................................................          305,872         187,743
CRM Mid Cap Value Fund.............................................................................           94,708          42,918
Columbia Small Cap Core Fund.......................................................................           94,693          30,963
Calamos Global Equity Fund.........................................................................               20              19
Calamos International Growth Fund..................................................................            2,089              46
Davis Financial Fund...............................................................................           60,872          59,435
Davis New York Venture Fund........................................................................        2,379,118       2,201,495
Davis Opportunity Fund.............................................................................           49,152          40,440
Delaware Diversified Income Fund...................................................................           40,799          67,474
Delaware Extended Duration Bond Fund...............................................................            2,750              11
Dreyfus Bond Market Index Fund.....................................................................        3,959,843       2,937,455
Dreyfus VIF Appreciation Portfolio.................................................................            4,553             134
Dreyfus International Stock Index Fund.............................................................          208,217          89,427
Dreyfus MidCap Index Fund..........................................................................        8,502,918       6,212,524
Dreyfus SmallCap Stock Index Fund..................................................................        3,930,264       2,935,318
Dreyfus VIF Growth and Income Portfolio............................................................              713              20
Dreyfus VIF Quality Bond Portfolio Fund............................................................            5,587           1,103
Dreyfus Socially Responsible Growth Fund, Inc......................................................           30,732          24,992
Dreyfus S&P 500 Index Fund.........................................................................        8,346,644       6,678,449
Dreyfus Intermediate Term Income Fund..............................................................          474,701         439,184
Eaton Vance Large-Cap Value Fund...................................................................        2,376,804       1,342,980
Eaton Vance Dividend Builder Fund..................................................................          439,394         356,970
Eaton Vance Worldwide Health Sciences Fund.........................................................          575,047         254,670
Eaton Vance Income Fund of Boston..................................................................          672,568         544,234
Eaton Vance Balanced Fund..........................................................................           48,078          19,388
Eaton Vance Atlanta Capital SMID-Cap Fund..........................................................          325,963         163,818
Wells Fargo Asset Allocation Fund*.................................................................          187,447         103,386
Wells Fargo Emerging Markets Equity Fund*..........................................................        1,084,745         729,368
Wells Fargo Utility & Telecommunications Fund*.....................................................            3,643           1,098
Alger Capital Appreciation Institutional Portfolio.................................................        1,217,491       2,737,896
Alger Mid Cap Growth Institutional Fund............................................................          235,575         275,833
Alger Small Cap Growth Institutional Fund..........................................................          156,236          40,847
Nuveen Mid Cap Index Fund..........................................................................          968,455         808,557
Nuveen Small Cap Index.............................................................................           43,626          18,124
Nuveen Equity Index Fund...........................................................................          423,112         242,560
Nuveen Mid Cap Growth Opportunities Fund...........................................................           80,327          43,464
Nuveen Small Cap Select Fund.......................................................................           14,380           2,359
Nuveen Santa Barbara Dividend Growth Fund..........................................................            8,108             307
Fidelity Advisor Equity Growth Fund................................................................           54,012           8,821
Fidelity Advisor Value Strategies Fund.............................................................            1,665         105,573
Fidelity Advisor Leveraged Company Stock Fund......................................................          814,783       1,133,124
Federated Equity Income Fund, Inc..................................................................           22,405          31,281
Federated Fund for U.S. Government Securities Fund.................................................          154,829         147,242
Federated MDT Mid Cap Growth Strategies Fund.......................................................           25,222           2,555
Federated High Income Bond Fund....................................................................            4,841             308
Federated Kaufmann Fund............................................................................        1,634,408       1,312,222
Federated Short-Term Income Fund...................................................................            1,036          18,204
Federated Total Return Bond Fund...................................................................           57,303          76,177
Federated Clover Small Value Fund..................................................................           40,186           2,761


--------------------------------------------------------------------------------
                                   SA-373

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                                         PURCHASES        PROCEEDS
SUB-ACCOUNT                                                                                               AT COST        FROM SALES
---------------------------------------------------------------------------------------------------    -------------   -------------
Federated International Leaders Fund...............................................................    $       1,094   $         598
Fidelity(R) VIP Growth Opportunities Portfolio.....................................................           57,266          35,674
Fidelity(R) VIP Overseas Portfolio.................................................................           12,057             542
Fidelity(R) VIP Value Strategies Portfolio.........................................................           11,061           7,658
Fidelity(R) VIP Balanced Portfolio.................................................................          146,077         108,232
Fidelity(R) VIP Growth & Income Portfolio..........................................................           57,759           9,730
Fidelity(R) VIP Freedom 2020 Portfolio.............................................................           44,675          40,065
Fidelity(R) VIP Freedom 2030 Portfolio.............................................................          256,259         310,253
Fidelity(R) VIP Freedom 2015 Portfolio.............................................................           32,772             705
Fidelity(R) VIP Freedom 2025 Portfolio.............................................................          310,016           2,125
Fidelity(R) VIP FundsManager 70% Portfolio.........................................................              666               1
Fidelity Advisor(R) Stock Selector All Cap Fund....................................................              564             194
Templeton Global Opportunities Trust...............................................................           20,630          63,555
Templeton Developing Markets Trust.................................................................          287,545         358,537
Franklin High Income Fund..........................................................................          406,291         466,724
Franklin Strategic Income Fund.....................................................................          989,139         933,010
Templeton Global Bond Fund.........................................................................        5,777,485       4,688,357
Franklin U.S. Government Securities Fund...........................................................          116,757         282,397
Franklin Small Cap Value Fund......................................................................          892,137       1,127,542
Franklin Mutual Global Discovery Fund..............................................................        3,548,534       2,354,252
Templeton Growth Fund..............................................................................          664,833         791,336
Franklin Income Fund...............................................................................        2,040,427       2,229,459
Franklin Growth Fund...............................................................................       11,798,182       7,627,953
Franklin Total Return Fund.........................................................................          174,904         222,930
Franklin Balance Sheet Investment Fund.............................................................          678,632         540,138
Franklin Mutual Beacon Fund........................................................................          508,997         495,068
Franklin Mutual Shares Fund........................................................................        1,035,193         757,180
Franklin Small-Mid Cap Growth Fund.................................................................       10,410,634      11,372,221
Franklin Conservative Allocation Fund..............................................................          788,723         541,241
Franklin Growth Allocation Fund....................................................................        1,859,330       1,129,916
Franklin Moderate Allocation Fund..................................................................        2,391,684       2,183,627
Templeton Foreign Fund.............................................................................       19,827,295      21,761,682
Franklin Small-Mid Cap Growth Fund.................................................................           53,993          17,121
Highland Premier Growth Equity.....................................................................           18,401          31,707
Goldman Sachs Income Builder Fund..................................................................           33,999          24,981
Goldman Sachs Capital Growth Fund..................................................................              320             195
Goldman Sachs Core Fixed Income Fund...............................................................           25,874          13,164
Goldman Sachs U.S. Equity Insights Fund............................................................               35              14
Goldman Sachs Government Income Fund...............................................................          578,809         439,047
Goldman Sachs Growth & Income Fund.................................................................           31,666          68,875
Goldman Sachs Growth Opportunities Fund............................................................          419,674         168,477
Goldman Sachs Focused International Equity Fund....................................................           11,422           3,771
Goldman Sachs Mid Cap Value Fund...................................................................        1,570,568       1,314,913
Goldman Sachs Small Cap Value Fund.................................................................        3,682,601       2,491,928
Goldman Sachs Strategic Growth Fund................................................................            7,372           2,356
Goldman Sachs High Yield Fund......................................................................        1,197,619         674,295
Goldman Sachs Large Cap Value Fund.................................................................          159,198         297,891
Goldman Sachs Small/Mid Cap Growth Fund............................................................          379,200         263,325
Goldman Sachs Satellite Strategies Portfolio.......................................................              197              --
John Hancock Small Cap Equity Fund.................................................................          116,560         323,750
Frost Value Equity Fund*...........................................................................               51           6,350


--------------------------------------------------------------------------------
                                   SA-374

---------------------------------------------------------------------------

                                                                                                         PURCHASES        PROCEEDS
SUB-ACCOUNT                                                                                               AT COST        FROM SALES
---------------------------------------------------------------------------------------------------    -------------   -------------
Hartford Balanced HLS Fund.........................................................................    $     751,404   $   1,243,375
Hartford Total Return Bond HLS Fund................................................................       12,215,139      11,863,114
Hartford Capital Appreciation HLS Fund.............................................................        8,753,859       3,895,528
Hartford Dividend and Growth HLS Fund..............................................................       36,963,683      32,940,852
The Hartford Healthcare HLS Fund...................................................................        3,548,888       2,705,080
Hartford Global Growth HLS Fund....................................................................          324,129         223,474
Hartford Growth Opportunities HLS Fund.............................................................        3,233,910       2,210,221
Hartford International Opportunities HLS Fund......................................................          327,994         263,342
Hartford MidCap HLS Fund...........................................................................       32,599,365      33,509,783
Hartford Ultrashort Bond HLS Fund..................................................................        1,206,473       1,452,182
Hartford Small Company HLS Fund....................................................................        9,342,711       8,623,069
Hartford SmallCap Growth HLS Fund..................................................................          275,899         215,868
Hartford Stock HLS Fund............................................................................          251,739       1,490,629
Hartford U.S. Government Securities HLS Fund.......................................................           87,313         108,753
Hartford Value HLS Fund............................................................................          624,057         560,671
The Hartford Checks and Balances Fund..............................................................          153,609          69,500
The Hartford High Yield............................................................................           11,275             148
The Hartford Dividend and Growth Fund..............................................................          374,821         405,407
The Hartford International Opportunities Fund......................................................          158,406          33,952
The Hartford MidCap Fund...........................................................................          200,547         128,885
The Hartford Small Company Fund....................................................................          413,037         432,129
The Hartford Total Return Bond Fund................................................................          194,471         142,855
The Hartford Healthcare Fund.......................................................................           92,109          47,150
The Hartford Growth Opportunities Fund.............................................................           26,461          22,498
The Hartford Value Opportunities Fund..............................................................            2,242             712
Hartford Moderate Allocation Fund..................................................................        1,360,294       1,653,730
The Hartford Conservative Allocation Fund..........................................................          406,682         272,750
The Hartford Capital Appreciation Fund.............................................................        2,537,494       2,540,956
The Hartford Growth Allocation Fund................................................................        1,282,177       1,701,121
The Hartford Inflation Plus Fund...................................................................          135,973         110,060
The Hartford Equity Income Fund....................................................................          222,469          53,874
The Hartford Balanced Income Fund..................................................................           29,178           6,166
The Hartford International Small Company Fund......................................................           15,845           3,054
The Hartford MidCap Value Fund.....................................................................           34,420          12,943
The Hartford Global All-Asset Fund*................................................................            3,500           9,562
Hotchkis and Wiley Large Cap Value Fund............................................................           50,943         152,377
Invesco V.I. Technology Fund.......................................................................           21,485          14,048
Invesco Technology Fund............................................................................          111,247         120,290
Ivy Global Natural Resources Fund..................................................................          396,614         463,088
Ivy Large Cap Growth Fund..........................................................................          158,910         214,952
Ivy Science & Technology Fund......................................................................          488,159         505,662
Ivy Asset Strategy Fund............................................................................          538,122         627,713
Janus Aspen Forty Portfolio........................................................................          467,530          50,150
Janus Aspen Global Research Portfolio..............................................................           45,707           4,776
Janus Aspen Enterprise Portfolio...................................................................          327,907          70,409
Janus Aspen Balanced Portfolio.....................................................................           37,747         104,241
Janus Aspen Overseas Portfolio.....................................................................           17,953          62,021
Janus Flexible Bond Fund...........................................................................           12,426           2,574
Janus Forty Fund...................................................................................        1,718,150       2,076,800
Janus Balanced Fund................................................................................        1,514,168       1,197,846
Janus Enterprise Fund..............................................................................          699,661         314,016


--------------------------------------------------------------------------------
                                   SA-375

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                                         PURCHASES        PROCEEDS
SUB-ACCOUNT                                                                                               AT COST        FROM SALES
---------------------------------------------------------------------------------------------------    -------------   -------------
Janus Overseas Fund................................................................................    $     432,024   $   1,028,654
Janus Global Research Fund.........................................................................          138,748          80,120
Perkins Mid Cap Value Fund.........................................................................          154,275         641,336
Prudential Jennison Natural Resources Fund, Inc....................................................        1,363,467       1,085,745
Prudential Jennison Mid-Cap Growth Fund, Inc.......................................................          539,436       1,110,982
Prudential Jennison 20/20 Focus Fund...............................................................           98,461         431,143
JPMorgan Large Cap Growth Fund*....................................................................           70,999             165
JPMorgan Core Bond Fund............................................................................        1,665,713         226,577
JPMorgan Small Cap Equity Fund.....................................................................           20,673          41,147
JPMorgan Small Cap Growth Fund.....................................................................          197,322         550,426
JPMorgan Small Cap Value Fund......................................................................          285,598         188,302
JPMorgan U.S. Equity Fund..........................................................................        1,323,414       1,202,022
JPMorgan SmartRetirement 2015 Fund.................................................................          404,043         736,072
JPMorgan SmartRetirement 2020 Fund.................................................................        1,701,258       1,690,829
JPMorgan SmartRetirement 2025 Fund.................................................................        1,766,118       1,757,963
JPMorgan SmartRetirement 2030 Fund.................................................................        2,386,324       1,726,777
JPMorgan SmartRetirement 2035 Fund.................................................................        1,099,511         619,391
JPMorgan SmartRetirement 2040 Fund.................................................................        1,832,204         909,598
JPMorgan SmartRetirement 2045 Fund.................................................................        1,214,188         553,481
JPMorgan SmartRetirement 2050 Fund.................................................................          899,430         465,712
JPMorgan SmartRetirement Income Fund...............................................................          307,568         466,482
JP Morgan Smart Retirement 2055 Fund...............................................................          268,925          41,042
JP Morgan Prime Money Market Fund..................................................................          892,854       2,175,399
Keeley Small Cap Value Fund........................................................................          433,008         487,226
Loomis Sayles Bond Fund............................................................................        5,747,927       3,780,421
LKCM Aquinas Growth Fund...........................................................................          178,397         102,262
LKCM Aquinas Value Fund............................................................................          215,047         119,438
Lord Abbett Affiliated Fund........................................................................          313,845         309,940
Lord Abbett Fundamental Equity Fund................................................................        1,120,463       1,183,056
Lord Abbett Bond Debenture Fund....................................................................          751,767         611,896
Lord Abbett Growth Opportunities Fund..............................................................           60,802         261,516
Lord Abbett Calibrated Dividend Growth Fund........................................................           35,643         103,712
Lord Abbett Total Return Fund......................................................................        3,481,846       1,362,034
Lord Abbett Developing Growth Fund.................................................................          481,751         837,454
Lord Abbett International Core Equity Fund.........................................................           93,189         153,075
Lord Abbett Value Opportunities Fund...............................................................        2,384,201       2,416,675
Clearbridge Value Trust............................................................................           71,861          69,885
BMO Mid-Cap Value Fund.............................................................................          306,282         108,764
MassMutual RetireSMART(SM) 2010 Fund...............................................................           24,937          95,915
MFS(R) Emerging Markets Debt Fund..................................................................          157,203          77,865
Massachusetts Investors Growth Stock Fund..........................................................        4,320,750       4,241,574
MFS High Income Fund...............................................................................          507,273         349,020
MFS International New Discovery Fund...............................................................          110,423         113,985
MFS Mid Cap Growth Fund............................................................................          148,137          69,758
MFS New Discovery Fund.............................................................................        3,942,834       2,916,277
MFS Research International Fund....................................................................        1,024,161         837,470
MFS Total Return Fund..............................................................................          635,966         468,813
MFS Utilities Fund.................................................................................        1,300,240       1,396,522
MFS Value Fund.....................................................................................        2,163,473       4,024,683
MFS Total Return Bond Fund*........................................................................        1,584,968         547,075
MFS Massachusetts Investors Trust..................................................................          506,737         210,000


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                                   SA-376

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

                                                                                                         PURCHASES        PROCEEDS
SUB-ACCOUNT                                                                                               AT COST        FROM SALES
---------------------------------------------------------------------------------------------------    -------------   -------------
MFS International Growth Fund......................................................................    $      41,172   $      10,452
MFS Core Equity Fund...............................................................................        2,290,965         417,663
MFS Government Securities Fund.....................................................................        1,464,811       1,524,022
MFS International Value Fund.......................................................................        9,793,123       6,310,848
MFS Technology Fund................................................................................            9,615          31,660
MFS Core Equity Series.............................................................................           30,678          43,271
MFS Investors Growth Stock Series*.................................................................            4,634          48,914
MFS Utilities Series...............................................................................           36,335          35,272
MFS Growth Fund....................................................................................          123,972       2,852,099
MFS High Yield Portfolio...........................................................................           11,775          10,370
BlackRock Global Allocation Fund, Inc..............................................................        2,540,817       3,793,887
BlackRock Large Cap Core Fund......................................................................            5,265          12,025
BlackRock Value Opportunities Fund, Inc............................................................            7,976             499
BlackRock Small Cap Growth Fund II.................................................................          724,414         626,759
BlackRock Mid Cap Value Opportunities Fund.........................................................          581,692         403,188
BlackRock International Opportunities Portfolio....................................................          220,329         126,116
BlackRock Mid Cap Growth Equity Portfolio..........................................................           30,746          36,663
Victory Munder Mid-Cap Core Growth Fund............................................................        1,193,165         379,888
Neuberger Berman Socially Responsive Fund..........................................................          489,735         510,810
Nuveen Tradewinds International Value Fund.........................................................            6,467             781
The Oakmark International Small Cap Fund...........................................................           42,407          78,205
The Oakmark Equity and Income Fund.................................................................        3,333,366         993,347
Oppenheimer Capital Appreciation Fund..............................................................          343,260         740,344
Oppenheimer Global Fund............................................................................        1,474,709       1,238,110
Oppenheimer International Growth Fund..............................................................        2,305,958       2,033,385
Oppenheimer Main Street Fund.......................................................................          241,287         212,018
Oppenheimer Global Strategic Income Fund...........................................................          219,396         141,543
Oppenheimer Main Street Mid Cap Fund...............................................................        1,080,064         672,397
Oppenheimer Developing Markets Fund................................................................        1,511,982       1,073,576
Oppenheimer Equity Fund............................................................................           61,485          21,397
Oppenheimer Capital Income Fund....................................................................              107              11
Oppenheimer International Bond Fund................................................................        1,322,051       1,912,088
Oppenheimer Mid Cap Value Fund*....................................................................           74,930         437,164
Oppenheimer Main Street Select Fund(R).............................................................          266,540          98,885
Oppenheimer Gold & Special Minerals Fund...........................................................          663,763         354,447
Oppenheimer Real Estate Fund.......................................................................          803,335         834,396
Oppenheimer Equity Income Fund.....................................................................           69,615          12,956
Oppenheimer International Diversified Fund.........................................................           28,450           5,663
Oppenheimer Rising Dividends Fund*.................................................................            7,680              11
Putnam Global Equity Fund..........................................................................            1,402             356
Putnam VT High Yield Fund..........................................................................           29,593          30,131
Putnam VT International Growth Fund................................................................           10,049          18,621
Putnam VT Multi-Cap Growth Fund....................................................................           15,074         108,064
Putnam VT Small Cap Value Fund.....................................................................           37,236          62,365
Pioneer Disciplined Value Fund.....................................................................           33,514           6,229
Pioneer Emerging Markets Fund......................................................................          336,203         352,469
Pioneer Fundamental Growth Fund....................................................................            5,508             968
AllianzGI NFJ International Value Fund.............................................................            7,853             918
AllianzGI NFJ Small-Cap Value Fund.................................................................          597,685         284,854
AllianzGI NFJ Dividend Value Fund..................................................................        1,444,261       1,243,649
AMG Managers Cadence Mid Cap Fund..................................................................           13,797          34,637


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                                   SA-377

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                                         PURCHASES        PROCEEDS
SUB-ACCOUNT                                                                                               AT COST        FROM SALES
---------------------------------------------------------------------------------------------------    -------------   -------------
PIMCO Emerging Markets Bond Fund...................................................................    $     195,226   $     255,765
Pioneer Fund.......................................................................................          208,839         179,928
Pioneer High Yield Fund............................................................................          830,191         740,708
Pioneer Strategic Income Fund......................................................................        1,064,324         882,919
Pioneer Mid Cap Value Fund.........................................................................          320,563         356,610
Pioneer Select Mid Cap Growth Fund.................................................................          428,444          74,111
PIMCO Total Return III Fund........................................................................           50,006          10,986
Putnam Equity Income Fund..........................................................................        1,334,710       1,158,741
Putnam High Yield Advantage Fund...................................................................          336,111         340,563
Putnam International Equity Fund...................................................................           22,329          44,988
Putnam Multi-Cap Growth Fund.......................................................................            1,752             886
Putnam Voyager Fund*...............................................................................              548               9
Putnam International Capital Opportunities Fund....................................................           90,128         862,334
Putnam Small Cap Growth Fund.......................................................................          103,855         112,027
Royce Total Return Fund............................................................................          302,019         240,252
Royce Smaller-Companies Growth Fund*...............................................................          157,981         165,005
Royce Small-Cap Value Fund*........................................................................          322,212          87,513
RS Value Fund......................................................................................          591,971         257,524
Columbia Diversified Equity Income Fund............................................................           35,839          54,128
Columbia Small/Mid Cap Value Fund..................................................................          254,939         247,515
Columbia Multi-Advisor Small Cap Value Fund........................................................            4,928           2,326
RidgeWorth Small Cap Value Equity Fund.............................................................          558,839         535,721
RidgeWorth Mid-Cap Value Equity Fund...............................................................          254,129         121,090
RidgeWorth Seix Total Return Bond Fund*............................................................           48,993         635,533
RidgeWorth Large Cap Value Equity Fund.............................................................           26,981           3,250
Deutsche Real Estate Securities Fund...............................................................           27,369          21,116
Deutsche Equity Dividend Fund......................................................................           48,729         125,434
Deutsche Capital Growth Fund.......................................................................            2,161              15
Deutsche Enhanced Emerging Markets Fixed Income....................................................           10,218          14,695
SSgA S&P 500 Index Fund............................................................................          737,344         690,817
Deutsche Core Equity VIP...........................................................................            2,918          22,312
Deutsche Global Growth Fund........................................................................           14,590          12,870
ClearBridge Appreciation Fund......................................................................          120,303          32,792
ClearBridge Aggressive Growth Fund.................................................................           11,814          92,437
ClearBridge All Cap Value Fund.....................................................................            3,412           1,824
ClearBridge Mid Cap Core Fund......................................................................          204,183         303,645
ClearBridge Small Cap Growth Fund..................................................................          153,582         158,789
Thornburg International Value Fund.................................................................        1,334,247       1,817,244
Thornburg Value Fund...............................................................................          166,903         209,248
Thornburg Core Growth Fund.........................................................................          213,485         432,714
Timothy Plan Large/Mid Cap Value Fund..............................................................          165,273         133,393
UBS Dynamic Alpha Fund*............................................................................               40           1,161
T. Rowe Price Growth Stock Fund, Inc...............................................................        2,241,547       2,312,268
T. Rowe Price Equity Income Fund...................................................................          492,559         681,827
T. Rowe Price Retirement 2010 Fund.................................................................          340,692         580,851
T. Rowe Price Retirement 2020 Fund.................................................................        3,050,081       2,559,242
T. Rowe Price Retirement 2030 Fund.................................................................        3,255,505       2,755,961
T. Rowe Price Retirement 2040 Fund.................................................................        1,893,482       1,232,995
T. Rowe Price Retirement 2050 Fund.................................................................          886,490         636,253
T. Rowe Price Retirement Balanced Fund.............................................................          126,926          72,565
UBS Global Allocation Fund.........................................................................              724              23


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                                   SA-378

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

                                                                                                         PURCHASES        PROCEEDS
SUB-ACCOUNT                                                                                               AT COST        FROM SALES
---------------------------------------------------------------------------------------------------    -------------   -------------
UBS US Allocation Fund*............................................................................    $          80   $          --
Vanguard Small-Cap Index Fund......................................................................          943,974         370,064
Vanguard Mid-Cap Index Fund........................................................................        1,009,203         151,547
Vanguard Total Bond Market Index Fund..............................................................          787,137         257,039
Vanguard Total Stock Market Index Fund.............................................................        1,653,966         265,356
Victory Diversified Stock Fund.....................................................................          286,309         823,457
Victory Special Value Fund.........................................................................          270,388         547,913
Victory Sycamore Small Company Opportunity Fund*...................................................          883,717         737,518
Victory Sycamore Established Value Fund*...........................................................        7,726,485       4,622,344
Invesco Small Cap Discovery Fund...................................................................        1,061,375         980,665
Invesco Comstock Fund..............................................................................        1,852,737       1,482,320
Invesco Equity and Income Fund.....................................................................        5,947,687       5,712,006
Invesco Growth and Income Fund.....................................................................        1,060,459         632,209
Invesco Mid Cap Growth Fund........................................................................          421,498         191,029
Invesco U.S. Mortgage Fund.........................................................................              185               6
Invesco Small Cap Value Fund.......................................................................          798,543         603,892
Invesco American Value Fund........................................................................          356,761         415,765
Morgan Stanley Institutional Opportunity Portfolio*................................................           10,439          50,031
Invesco Value Opportunities Fund...................................................................           76,668          46,796
Invesco Diversified Dividend Fund..................................................................          198,224          67,986
Invesco American Franchise Fund....................................................................           84,558         133,188
Invesco Global Core Equity Fund....................................................................            4,270             572
Vanguard 500 Index Fund............................................................................        1,556,568         319,541
Wells Fargo International Equity Fund*.............................................................            7,124           1,740
Wells Fargo Core Bond Fund*........................................................................           27,633          17,293
Columbia Seligman Communications and Information Fund..............................................          166,528         516,113
Columbia Seligman Global Technology Fund...........................................................           85,627          29,514
TIAA-CREF Large Cap Value Index Fund...............................................................          913,109          61,652
TIAA-CREF Large Cap Growth Fund....................................................................           96,923          49,407
TIAA-CREF Bond Index Fund..........................................................................           36,097             340
TIAA-CREF Equity Index Fund........................................................................          238,627          30,835
MassMutual MSCI EAFE(R) International Index Fund*..................................................            5,805               1
MassMutual RetireSMART(SM) 2015 Fund...............................................................          419,409         493,188
MassMutual RetireSMART(SM) 2020 Fund...............................................................          310,536         144,214
MassMutual RetireSMART(SM) 2025 Fund...............................................................          235,334         190,714
MassMutual RetireSMART(SM) 2030 Fund...............................................................          343,543         178,534
MassMutual RetireSMART(SM) 2035 Fund...............................................................          237,374         178,823
MassMutual RetireSMART(SM) 2040 Fund...............................................................          281,900         141,295
MassMutual RetireSMART(SM) 2045 Fund...............................................................          222,842         143,866
MassMutual RetireSMART(SM) 2050 Fund...............................................................          179,313          71,421
MassMutual RetireSMART(SM) In Retirement Fund......................................................           20,038          14,969
MassMutual RetireSMART(SM) 2055....................................................................           35,280             841
American Century Heritage Fund.....................................................................          350,946         202,948
ClearBridge Small Cap Value Fund...................................................................              764          11,220
Fidelity VIP Freedom 2050 Portfolio*...............................................................              207               1
MSIF Global Opportunity Portfolio*.................................................................           50,012              24
MM Russell 2000 Small Cap Index Fund*..............................................................            2,994              --
MassMutual S&P 500(R) Index Fund*..................................................................           29,593              67
MM S&P Mid Cap Index Fund..........................................................................          296,124             941
Russell Balanced Strategy Fund.....................................................................          113,924         185,440
Russell Conservative Strategy Fund.................................................................           13,315           1,000


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                                   SA-379

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                                         PURCHASES        PROCEEDS
SUB-ACCOUNT                                                                                               AT COST        FROM SALES
---------------------------------------------------------------------------------------------------    -------------   -------------
Russell Growth Strategy Fund.......................................................................    $      77,629   $      29,143
Russell Moderate Strategy Fund.....................................................................           64,058           5,256
PIMCO Total Return Fund............................................................................        9,197,436      15,887,106
PIMCO Real Return Fund.............................................................................        3,968,504       6,497,979
HIMCO VIT Index Fund...............................................................................        4,193,739       4,646,614
Oak Ridge Small Cap Growth Fund....................................................................          248,894         166,903


    *  See Note I for additional information related to this Sub-Account.

5.   CHANGES IN UNITS OUTSTANDING:

     The changes in units outstanding for the period ended December 31, 2015 were as follows:


                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
American Century Equity Income Fund........................................................    2,551,910    3,306,120      (754,210)
American Century Growth Fund...............................................................      150,967       80,375        70,592
American Century Ultra(R) Fund.............................................................        6,226        1,555         4,671
American Century VP Balanced Fund..........................................................          111        2,196        (2,085)
American Century VP International Fund.....................................................           90            0            90
American Century Small Cap Value Fund......................................................       37,419       15,917        21,502
American Century Large Company Value Fund..................................................          607          768          (161)
American Century Inflation-Adjusted Bond Fund..............................................        1,556            6         1,550
American Century Equity Growth Fund........................................................        3,518          275         3,243
American Century VP Income & Growth Fund...................................................          574        1,730        (1,156)
American Century VP Ultra Fund.............................................................          395          161           234
American Century VP Value Fund.............................................................        1,048        1,414          (366)
American Century Mid Cap Value Fund........................................................       15,470        1,636        13,834
Invesco V.I. Small Cap Equity Fund.........................................................        4,118        5,596        (1,478)
Invesco V.I. Diversified Dividend Fund.....................................................        2,306          786         1,520
Invesco European Growth Fund...............................................................        9,223        8,775           448
Invesco International Growth Fund..........................................................       30,241      114,027       (83,786)
Invesco Mid Cap Core Equity Fund...........................................................        1,219          379           840
Invesco Small Cap Growth Fund..............................................................       17,214        9,566         7,648
Invesco Real Estate Fund...................................................................       66,934       57,348         9,586
Invesco Small Cap Equity Fund..............................................................       54,214       47,574         6,640
Invesco Developing Markets Fund............................................................      275,034      192,640        82,394
American Century Diversified Bond Fund.....................................................          948          256           692
American Century Prime Money Market Fund...................................................       87,225       37,462        49,763
Domini Social Equity Fund..................................................................      106,767      116,269        (9,502)
AB Global Bond Fund*.......................................................................          886        1,355          (469)
AB 2055 Retirement Strategy*...............................................................          306          864          (558)
AB 2050 Retirement Strategy*...............................................................        2,219        6,453        (4,234)
AB Global Risk Allocation Fund*............................................................        2,175        5,596        (3,421)
AB Growth and Income Fund*.................................................................        2,129          317         1,812
AB International Growth Fund*..............................................................       17,284       12,889         4,395
AB International Value Fund*...............................................................       39,082       60,602       (21,520)
AB Global Value Fund*......................................................................            3        9,425        (9,422)
AB Growth Fund*............................................................................        1,418          584           834
AB Discovery Growth Fund*..................................................................        2,016           29         1,987
AB Discovery Value Fund*...................................................................       10,213       15,583        (5,370)
AB Value Fund*.............................................................................          146          266          (120)


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                                   SA-380

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

                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
AB 2015 Retirement Strategy*...............................................................        1,198        6,298        (5,100)
AB 2025 Retirement Strategy*...............................................................        1,343       11,734       (10,391)
AB 2035 Retirement Strategy*...............................................................        2,940       12,273        (9,333)
AB 2045 Retirement Strategy*...............................................................        3,359       10,034        (6,675)
AB High Income Fund*.......................................................................        9,389        2,279         7,110
AB 2020 Retirement Strategy*...............................................................        6,463       23,843       (17,380)
AB 2030 Retirement Strategy*...............................................................        3,350       24,092       (20,742)
AB 2040 Retirement Strategy*...............................................................        2,516       12,702       (10,186)
American Funds AMCAP Fund(R)...............................................................       49,664       59,904       (10,240)
American Funds American Balanced Fund(R)...................................................       95,773       76,741        19,032
American Funds Capital Income Builder(R)...................................................      316,312      357,303       (40,991)
American Funds EuroPacific Growth Fund.....................................................      453,958      360,222        93,736
American Funds Fundamental Investors Fund(SM)..............................................      174,843      204,706       (29,863)
American Funds New Perspective Fund(R).....................................................      114,233       75,918        38,315
American Funds The Bond Fund of America(R).................................................       99,597       74,976        24,621
American Funds The Growth Fund of America(R)...............................................      474,085      498,125       (24,040)
American Funds The Income Fund of America(R)...............................................      155,582      182,796       (27,214)
American Funds The Investment Company of America(R)........................................      166,688      135,820        30,868
American Funds The New Economy Fund(R).....................................................       28,596       63,617       (35,021)
American Funds Washington Mutual Investors Fund(SM)........................................       63,846       74,272       (10,426)
American Funds American Mutual Fund(R).....................................................       61,215       54,876         6,339
American Funds Capital World Growth and Income Fund(SM)....................................      334,518      390,811       (56,293)
American Funds SMALLCAP World Fund(R)......................................................       14,466       12,497         1,969
Ariel Appreciation Fund....................................................................        4,227        3,976           251
Ariel Fund.................................................................................        9,026        8,124           902
Artisan Mid Cap Value Fund.................................................................       22,875       15,919         6,956
Ave Maria Opportunity Fund*................................................................        1,178        7,501        (6,323)
Ave Maria Rising Dividend Fund.............................................................       44,361       23,732        20,629
Ave Maria Catholic Values Fund*............................................................       16,927        7,629         9,298
Ave Maria Growth Fund......................................................................        8,620        8,190           430
BlackRock LifePath(R) 2020 Portfolio*......................................................      267,963      301,955       (33,992)
BlackRock LifePath(R) 2030 Portfolio*......................................................      319,745      272,976        46,769
BlackRock LifePath(R) 2040 Portfolio*......................................................      347,995      294,195        53,800
BlackRock LifePath(R) Retirement Fund*.....................................................       57,975      111,740       (53,765)
BlackRock LifePath(R) 2050 Portfolio*......................................................       89,246       23,758        65,488
BlackRock LifePath(R) 2025 Portfolio.......................................................       39,576       31,353         8,223
BlackRock LifePath(R) 2035 Portfolio.......................................................       11,485        3,427         8,058
BlackRock LifePath(R) 2045 Portfolio.......................................................        9,415       10,412          (997)
BlackRock LifePath(R) 2055 Portfolio.......................................................        4,497        1,353         3,144
Baron Small Cap Fund.......................................................................       23,843       12,372        11,471
BlackRock U.S. Government Bond Portfolio...................................................        2,478        8,888        (6,410)
BlackRock Equity Dividend Fund.............................................................       32,404       94,199       (61,795)
BlackRock Capital Appreciation Fund........................................................        2,163        3,151          (988)
BlackRock Flexible Equity Fund.............................................................        1,674          969           705
Calvert VP SRI Balanced Portfolio..........................................................          166           --           166
Calvert Equity Portfolio...................................................................       64,592       65,903        (1,311)
Calvert Bond Portfolio.....................................................................       53,242       53,261           (19)
Calvert Income Fund........................................................................       22,731       32,348        (9,617)
Columbia Contrarian Core Fund..............................................................        6,183       19,651       (13,468)
Columbia Large Cap Growth Fund II*.........................................................          980          617           363
Columbia Small Cap Value I Fund............................................................          280        2,024        (1,744)


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                                   SA-381

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
Columbia International Opportunities Fund*.................................................            1           39           (38)
Columbia Mid Cap Value Fund................................................................       25,975       23,317         2,658
Columbia Acorn Fund........................................................................       11,634       47,283       (35,649)
Columbia Large Cap Growth Fund*............................................................        8,429       10,970        (2,541)
CRM Mid Cap Value Fund.....................................................................        2,271        2,153           118
Columbia Small Cap Core Fund...............................................................        2,276        1,758           518
Calamos Global Equity Fund.................................................................            1            1            --
Calamos International Growth Fund..........................................................          197            1           196
Davis Financial Fund.......................................................................        4,343        3,851           492
Davis New York Venture Fund................................................................       62,865      101,418       (38,553)
Davis Opportunity Fund.....................................................................        1,608        2,556          (948)
Delaware Diversified Income Fund...........................................................        3,458        6,190        (2,732)
Delaware Extended Duration Bond Fund.......................................................          224            1           223
Dreyfus Bond Market Index Fund.............................................................      292,225      229,161        63,064
Dreyfus VIF Appreciation Portfolio.........................................................          188           --           188
Dreyfus International Stock Index Fund.....................................................       15,087        6,951         8,136
Dreyfus MidCap Index Fund..................................................................      267,300      307,203       (39,903)
Dreyfus SmallCap Stock Index Fund..........................................................      129,982      142,657       (12,675)
Dreyfus VIF Growth and Income Portfolio....................................................           19           --            19
Dreyfus VIF Quality Bond Portfolio Fund....................................................          284           47           237
Dreyfus Socially Responsible Growth Fund, Inc..............................................        1,355        1,355            --
Dreyfus S&P 500 Index Fund.................................................................      455,402      412,005        43,397
Dreyfus Intermediate Term Income Fund......................................................       40,187       41,442        (1,255)
Eaton Vance Large-Cap Value Fund...........................................................       98,404       97,237         1,167
Eaton Vance Dividend Builder Fund..........................................................       23,255       20,847         2,408
Eaton Vance Worldwide Health Sciences Fund.................................................       17,966        9,078         8,888
Eaton Vance Income Fund of Boston..........................................................       35,228       33,672         1,556
Eaton Vance Balanced Fund..................................................................        2,083          856         1,227
Eaton Vance Atlanta Capital SMID-Cap Fund..................................................       17,980       10,105         7,875
Wells Fargo Asset Allocation Fund*.........................................................       13,802        8,385         5,417
Wells Fargo Emerging Markets Equity Fund*..................................................       56,136       37,758        18,378
Wells Fargo Utility & Telecommunications Fund*.............................................          151           42           109
Alger Capital Appreciation Institutional Portfolio.........................................       45,733      129,089       (83,356)
Alger Mid Cap Growth Institutional Fund....................................................       16,696       16,758           (62)
Alger Small Cap Growth Institutional Fund..................................................        4,716        2,790         1,926
Nuveen Mid Cap Index Fund..................................................................       37,863       40,545        (2,682)
Nuveen Small Cap Index.....................................................................        2,648        1,155         1,493
Nuveen Equity Index Fund...................................................................       18,365       12,353         6,012
Nuveen Mid Cap Growth Opportunities Fund...................................................        2,364        1,953           411
Nuveen Small Cap Select Fund...............................................................          480          127           353
Nuveen Santa Barbara Dividend Growth Fund..................................................          558           19           539
Fidelity Advisor Equity Growth Fund........................................................        3,145          488         2,657
Fidelity Advisor Value Strategies Fund.....................................................            1        4,234        (4,233)
Fidelity Advisor Leveraged Company Stock Fund..............................................       55,182       76,655       (21,473)
Federated Equity Income Fund, Inc..........................................................        1,162        1,965          (803)
Federated Fund for U.S. Government Securities Fund.........................................       11,857       11,667           190
Federated MDT Mid Cap Growth Strategies Fund...............................................          550          117           433
Federated High Income Bond Fund............................................................          248           13           235
Federated Kaufmann Fund....................................................................       63,199       79,103       (15,904)
Federated Short-Term Income Fund...........................................................           --        1,327        (1,327)
Federated Total Return Bond Fund...........................................................        2,774        3,784        (1,010)


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                                   SA-382

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

                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
Federated Clover Small Value Fund..........................................................        2,676          180         2,496
Federated International Leaders Fund.......................................................           72           39            33
Fidelity(R) VIP Growth Opportunities Portfolio.............................................          886        1,696          (810)
Fidelity(R) VIP Overseas Portfolio.........................................................          856           --           856
Fidelity(R) VIP Value Strategies Portfolio.................................................          518          375           143
Fidelity(R) VIP Balanced Portfolio.........................................................        4,679        5,855        (1,176)
Fidelity(R) VIP Growth & Income Portfolio..................................................        2,596          504         2,092
Fidelity(R) VIP Freedom 2020 Portfolio.....................................................        1,762        1,761             1
Fidelity(R) VIP Freedom 2030 Portfolio.....................................................        9,304       12,117        (2,813)
Fidelity(R) VIP Freedom 2015 Portfolio.....................................................        1,446           23         1,423
Fidelity(R) VIP Freedom 2025 Portfolio.....................................................       11,738            3        11,735
Fidelity(R) VIP FundsManager 70% Portfolio.................................................           29            1            28
Fidelity Advisor(R) Stock Selector All Cap Fund............................................           28           10            18
Templeton Global Opportunities Trust.......................................................          822        2,840        (2,018)
Templeton Developing Markets Trust.........................................................       30,620       37,704        (7,084)
Franklin High Income Fund..................................................................       20,791       29,414        (8,623)
Franklin Strategic Income Fund.............................................................       58,117       63,190        (5,073)
Templeton Global Bond Fund.................................................................      346,359      297,060        49,299
Franklin U.S. Government Securities Fund...................................................        7,598       21,285       (13,687)
Franklin Small Cap Value Fund..............................................................       33,984       60,713       (26,729)
Franklin Mutual Global Discovery Fund......................................................      188,781      170,936        17,845
Templeton Growth Fund......................................................................       48,216       57,823        (9,607)
Franklin Income Fund.......................................................................      119,278      155,754       (36,476)
Franklin Growth Fund.......................................................................      640,328      420,848       219,480
Franklin Total Return Fund.................................................................       11,708       15,682        (3,974)
Franklin Balance Sheet Investment Fund.....................................................       11,026       22,036       (11,010)
Franklin Mutual Beacon Fund................................................................       30,241       38,709        (8,468)
Franklin Mutual Shares Fund................................................................       42,891       46,958        (4,067)
Franklin Small-Mid Cap Growth Fund.........................................................      790,119      983,319      (193,200)
Franklin Conservative Allocation Fund......................................................       46,192       38,852         7,340
Franklin Growth Allocation Fund............................................................      100,465       73,845        26,620
Franklin Moderate Allocation Fund..........................................................      139,226      150,953       (11,727)
Templeton Foreign Fund.....................................................................    1,404,138    1,809,618      (405,480)
Franklin Small-Mid Cap Growth Fund.........................................................        1,001          832           169
Highland Premier Growth Equity.............................................................          619        1,614          (995)
Goldman Sachs Income Builder Fund..........................................................        1,259          919           340
Goldman Sachs Capital Growth Fund..........................................................           14           10             4
Goldman Sachs Core Fixed Income Fund.......................................................        1,864          968           896
Goldman Sachs U.S. Equity Insights Fund....................................................           --            1            (1)
Goldman Sachs Government Income Fund.......................................................       41,986       32,736         9,250
Goldman Sachs Growth & Income Fund.........................................................        2,030        4,706        (2,676)
Goldman Sachs Growth Opportunities Fund....................................................       17,352        9,171         8,181
Goldman Sachs Focused International Equity Fund............................................        1,215          343           872
Goldman Sachs Mid Cap Value Fund...........................................................       40,353       44,350        (3,997)
Goldman Sachs Small Cap Value Fund.........................................................      191,615      131,974        59,641
Goldman Sachs Strategic Growth Fund........................................................          384          146           238
Goldman Sachs High Yield Fund..............................................................       52,895       40,038        12,857
Goldman Sachs Large Cap Value Fund.........................................................        9,726       22,079       (12,353)
Goldman Sachs Small/Mid Cap Growth Fund....................................................        8,545        6,777         1,768
Goldman Sachs Satellite Strategies Portfolio...............................................           16           --            16
John Hancock Small Cap Equity Fund.........................................................        6,291       17,009       (10,718)


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                                   SA-383

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


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

                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
Frost Value Equity Fund*...................................................................           --          391          (391)
Hartford Balanced HLS Fund.................................................................       39,369       72,135       (32,766)
Hartford Total Return Bond HLS Fund........................................................      990,084      909,675        80,409
Hartford Capital Appreciation HLS Fund.....................................................       74,842      134,920       (60,078)
Hartford Dividend and Growth HLS Fund......................................................    3,697,854    2,610,041     1,087,813
The Hartford Healthcare HLS Fund...........................................................      153,428      125,462        27,966
Hartford Global Growth HLS Fund............................................................       24,003       19,084         4,919
Hartford Growth Opportunities HLS Fund.....................................................      100,714      109,981        (9,267)
Hartford International Opportunities HLS Fund..............................................       22,948       18,772         4,176
Hartford MidCap HLS Fund...................................................................    1,938,746    2,028,874       (90,128)
Hartford Ultrashort Bond HLS Fund..........................................................      119,426      147,313       (27,887)
Hartford Small Company HLS Fund............................................................    1,125,690      750,773       374,917
Hartford SmallCap Growth HLS Fund..........................................................        9,570        9,953          (383)
Hartford Stock HLS Fund....................................................................        8,431       75,606       (67,175)
Hartford U.S. Government Securities HLS Fund...............................................        6,749        9,638        (2,889)
Hartford Value HLS Fund....................................................................       30,285       30,208            77
The Hartford Checks and Balances Fund......................................................        7,101        4,401         2,700
The Hartford High Yield....................................................................          662           --           662
The Hartford Dividend and Growth Fund......................................................        9,600       14,703        (5,103)
The Hartford International Opportunities Fund..............................................       12,046        2,468         9,578
The Hartford MidCap Fund...................................................................        7,824        6,219         1,605
The Hartford Small Company Fund............................................................       15,760       22,351        (6,591)
The Hartford Total Return Bond Fund........................................................       13,970       10,781         3,189
The Hartford Healthcare Fund...............................................................        2,344        1,752           592
The Hartford Growth Opportunities Fund.....................................................        1,043        1,182          (139)
The Hartford Value Opportunities Fund......................................................          122           48            74
Hartford Moderate Allocation Fund..........................................................       92,338      129,993       (37,655)
The Hartford Conservative Allocation Fund..................................................       31,665       19,046        12,619
The Hartford Capital Appreciation Fund.....................................................      121,786      160,287       (38,501)
The Hartford Growth Allocation Fund........................................................       81,660      118,476       (36,816)
The Hartford Inflation Plus Fund...........................................................       11,375        8,948         2,427
The Hartford Equity Income Fund............................................................        9,401        2,742         6,659
The Hartford Balanced Income Fund..........................................................        1,783          398         1,385
The Hartford International Small Company Fund..............................................        1,193          217           976
The Hartford MidCap Value Fund.............................................................        1,936          824         1,112
The Hartford Global All-Asset Fund*........................................................          310          843          (533)
Hotchkis and Wiley Large Cap Value Fund....................................................        2,288        8,197        (5,909)
Invesco V.I. Technology Fund...............................................................          585          767          (182)
Invesco Technology Fund....................................................................        6,532        8,294        (1,762)
Ivy Global Natural Resources Fund..........................................................       61,838       70,119        (8,281)
Ivy Large Cap Growth Fund..................................................................        7,017       11,521        (4,504)
Ivy Science & Technology Fund..............................................................       19,717       21,615        (1,898)
Ivy Asset Strategy Fund....................................................................       27,706       37,668        (9,962)
Janus Aspen Forty Portfolio................................................................        2,242        1,747           495
Janus Aspen Global Research Portfolio......................................................        2,917          203         2,714
Janus Aspen Enterprise Portfolio...........................................................       13,458        3,064        10,394
Janus Aspen Balanced Portfolio.............................................................          680        5,485        (4,805)
Janus Aspen Overseas Portfolio.............................................................          843        4,898        (4,055)
Janus Flexible Bond Fund...................................................................          907          185           722
Janus Forty Fund...........................................................................       43,961      100,687       (56,726)
Janus Balanced Fund........................................................................       78,131       65,542        12,589


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                                   SA-384

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

                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
Janus Enterprise Fund......................................................................       25,245       11,898        13,347
Janus Overseas Fund........................................................................       34,872       95,779       (60,907)
Janus Global Research Fund.................................................................        8,479        4,623         3,856
Perkins Mid Cap Value Fund.................................................................        4,429       32,249       (27,820)
Prudential Jennison Natural Resources Fund, Inc............................................      184,488      149,448        35,040
Prudential Jennison Mid-Cap Growth Fund, Inc...............................................       15,139       34,314       (19,175)
Prudential Jennison 20/20 Focus Fund.......................................................        1,825       14,051       (12,226)
JPMorgan Large Cap Growth Fund*............................................................        4,819            1         4,818
JPMorgan Core Bond Fund....................................................................      119,562       16,809       102,753
JPMorgan Small Cap Equity Fund.............................................................          482        1,140          (658)
JPMorgan Small Cap Growth Fund.............................................................        4,601       14,871       (10,270)
JPMorgan Small Cap Value Fund..............................................................        6,865        5,284         1,581
JPMorgan U.S. Equity Fund..................................................................       61,205       59,449         1,756
JPMorgan SmartRetirement 2015 Fund.........................................................       28,865       57,680       (28,815)
JPMorgan SmartRetirement 2020 Fund.........................................................      121,641      126,002        (4,361)
JPMorgan SmartRetirement 2025 Fund.........................................................      121,582      129,347        (7,765)
JPMorgan SmartRetirement 2030 Fund.........................................................      165,259      124,256        41,003
JPMorgan SmartRetirement 2035 Fund.........................................................       73,458       44,188        29,270
JPMorgan SmartRetirement 2040 Fund.........................................................      123,751       62,429        61,322
JPMorgan SmartRetirement 2045 Fund.........................................................       82,427       39,207        43,220
JPMorgan SmartRetirement 2050 Fund.........................................................       61,213       32,682        28,531
JPMorgan SmartRetirement Income Fund.......................................................       23,952       37,701       (13,749)
JP Morgan Smart Retirement 2055 Fund.......................................................       19,221        2,912        16,309
JP Morgan Prime Money Market Fund..........................................................       93,739      223,711      (129,972)
Keeley Small Cap Value Fund................................................................       13,750       25,175       (11,425)
Loomis Sayles Bond Fund....................................................................      278,940      191,977        86,963
LKCM Aquinas Growth Fund...................................................................        9,749        5,978         3,771
LKCM Aquinas Value Fund....................................................................       10,783        6,462         4,321
Lord Abbett Affiliated Fund................................................................       19,519       23,321        (3,802)
Lord Abbett Fundamental Equity Fund........................................................       27,968       45,004       (17,036)
Lord Abbett Bond Debenture Fund............................................................       40,889       37,239         3,650
Lord Abbett Growth Opportunities fund......................................................        2,841       15,110       (12,269)
Lord Abbett Calibrated Dividend Growth Fund................................................        1,594        6,931        (5,337)
Lord Abbett Total Return Fund..............................................................      227,246       94,937       132,309
Lord Abbett Developing Growth Fund.........................................................       17,191       38,997       (21,806)
Lord Abbett International Core Equity Fund.................................................        9,630       16,835        (7,205)
Lord Abbett Value Opportunities Fund.......................................................      117,851      135,628       (17,777)
Clearbridge Value Trust....................................................................        3,867        3,774            93
BMO Mid-Cap Value Fund.....................................................................       14,762        6,569         8,193
MassMutual RetireSMART(SM) 2010 Fund.......................................................        2,380        9,581        (7,201)
MFS(R) Emerging Markets Debt Fund..........................................................       10,926        5,878         5,048
Massachusetts Investors Growth Stock Fund..................................................      334,786      311,159        23,627
MFS High Income Fund.......................................................................       31,386       25,035         6,351
MFS International New Discovery Fund.......................................................        4,125        4,417          (292)
MFS Mid Cap Growth Fund....................................................................        9,510        4,476         5,034
MFS New Discovery Fund.....................................................................      295,534      222,722        72,812
MFS Research International Fund............................................................      103,990       85,301        18,689
MFS Total Return Fund......................................................................       35,193       33,128         2,065
MFS Utilities Fund.........................................................................       61,756      103,064       (41,308)
MFS Value Fund.............................................................................      111,174      266,900      (155,726)
MFS Total Return Bond Fund*................................................................      107,985       37,961        70,024


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                                   SA-385

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
MFS Massachusetts Investors Trust..........................................................       13,746        6,942         6,804
MFS International Growth Fund..............................................................        3,057          734         2,323
MFS Core Equity Fund.......................................................................      173,928       35,389       138,539
MFS Government Securities Fund.............................................................      109,751      122,987       (13,236)
MFS International Value Fund...............................................................      345,903      232,642       113,261
MFS Technology Fund........................................................................          167          800          (633)
MFS Core Equity Series.....................................................................        2,854        3,062          (208)
MFS Investors Growth Stock Series*.........................................................           --        2,582        (2,582)
MFS Utilities Series.......................................................................          230        1,623        (1,393)
MFS Growth Fund............................................................................        7,203      177,082      (169,879)
MFS High Yield Portfolio...................................................................          222          884          (662)
BlackRock Global Allocation Fund, Inc......................................................      127,021      267,670      (140,649)
BlackRock Large Cap Core Fund..............................................................          234          842          (608)
BlackRock Value Opportunities Fund, Inc....................................................          421            1           420
BlackRock Small Cap Growth Fund II.........................................................       39,098       37,165         1,933
BlackRock Mid Cap Value Opportunities Fund.................................................       23,505       24,266          (761)
BlackRock International Opportunities Portfolio............................................       17,362        9,399         7,963
BlackRock Mid Cap Growth Equity Portfolio..................................................        1,495        2,141          (646)
Victory Munder Mid-Cap Core Growth Fund....................................................       35,782       17,468        18,314
Neuberger Berman Socially Responsive Fund..................................................       15,720       22,446        (6,726)
Nuveen Tradewinds International Value Fund.................................................          645           59           586
The Oakmark International Small Cap Fund...................................................          560        2,117        (1,557)
The Oakmark Equity and Income Fund.........................................................      145,903       62,961        82,942
Oppenheimer Capital Appreciation Fund......................................................       14,776       59,665       (44,889)
Oppenheimer Global Fund....................................................................       48,493       53,365        (4,872)
Oppenheimer International Growth Fund......................................................      178,201      158,001        20,200
Oppenheimer Main Street Fund...............................................................       15,168       15,603          (435)
Oppenheimer Global Strategic Income Fund...................................................       14,080       10,007         4,073
Oppenheimer Main Street Mid Cap Fund.......................................................       52,677       42,697         9,980
Oppenheimer Developing Markets Fund........................................................       84,904       49,861        35,043
Oppenheimer Equity Fund....................................................................        2,563        1,164         1,399
Oppenheimer Capital Income Fund............................................................            9           --             9
Oppenheimer International Bond Fund........................................................       88,569      140,269       (51,700)
Oppenheimer Mid Cap Value Fund*............................................................        4,888       28,244       (23,356)
Oppenheimer Main Street Select Fund(R).....................................................       11,206        6,369         4,837
Oppenheimer Gold & Special Minerals Fund...................................................      105,540       58,546        46,994
Oppenheimer Real Estate Fund...............................................................       49,063       60,716       (11,653)
Oppenheimer Equity Income Fund.............................................................        3,033          720         2,313
Oppenheimer International Diversified Fund.................................................        2,023          373         1,650
Oppenheimer Rising Dividends Fund*.........................................................          557           --           557
Putnam Global Equity Fund..................................................................           67            1            66
Putnam VT High Yield Fund..................................................................          120        1,627        (1,507)
Putnam VT International Growth Fund........................................................          856        1,416          (560)
Putnam VT Multi-Cap Growth Fund............................................................          261        5,228        (4,967)
Putnam VT Small Cap Value Fund.............................................................          541        4,232        (3,691)
Pioneer Disciplined Value Fund.............................................................          952          342           610
Pioneer Emerging Markets Fund..............................................................       43,749       51,399        (7,650)
Pioneer Fundamental Growth Fund............................................................          318           54           264
AllianzGI NFJ International Value Fund.....................................................          622           51           571
AllianzGI NFJ Small-Cap Value Fund.........................................................       23,015       18,146         4,869
AllianzGI NFJ Dividend Value Fund..........................................................      106,102       95,097        11,005


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                                   SA-386

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

                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
AMG Managers Cadence Mid Cap Fund..........................................................          592        2,125        (1,533)
PIMCO Emerging Markets Bond Fund...........................................................        9,916       16,940        (7,024)
Pioneer Fund...............................................................................        9,522       12,189        (2,667)
Pioneer High Yield Fund....................................................................       48,127       47,254           873
Pioneer Strategic Income Fund..............................................................       59,245       55,093         4,152
Pioneer Mid Cap Value Fund.................................................................       15,735       23,427        (7,692)
Pioneer Select Mid Cap Growth Fund.........................................................       17,832        3,423        14,409
PIMCO Total Return III Fund................................................................        3,938          900         3,038
Putnam Equity Income Fund..................................................................       72,316       64,332         7,984
Putnam High Yield Advantage Fund...........................................................       16,978       20,566        (3,588)
Putnam International Equity Fund...........................................................          645        2,314        (1,669)
Putnam Multi-Cap Growth Fund...............................................................           42           52           (10)
Putnam Voyager Fund*.......................................................................           29            1            28
Putnam International Capital Opportunities Fund............................................        9,241       86,449       (77,208)
Putnam Small Cap Growth Fund...............................................................        6,014        6,736          (722)
Royce Total Return Fund....................................................................        7,200        8,200        (1,000)
Royce Smaller-Companies Growth Fund*.......................................................        3,197        8,507        (5,310)
Royce Small-Cap Value Fund*................................................................        7,110        3,133         3,977
RS Value Fund..............................................................................       20,425       12,994         7,431
Columbia Diversified Equity Income Fund....................................................        1,584        4,234        (2,650)
Columbia Small/Mid Cap Value Fund..........................................................       18,544       18,955          (411)
Columbia Multi-Advisor Small Cap Value Fund................................................          219          151            68
RidgeWorth Small Cap Value Equity Fund.....................................................        7,885       16,373        (8,488)
RidgeWorth Mid-Cap Value Equity Fund.......................................................        5,416        3,211         2,205
RidgeWorth Seix Total Return Bond Fund*....................................................        3,337       51,957       (48,620)
RidgeWorth Large Cap Value Equity Fund.....................................................        1,233          194         1,039
Deutsche Real Estate Securities Fund.......................................................        1,333        1,244            89
Deutsche Equity Dividend Fund..............................................................        3,954       11,755        (7,801)
Deutsche Capital Growth Fund...............................................................           70           --            70
Deutsche Enhanced Emerging Markets Fixed Income............................................          599          989          (390)
SSgA S&P 500 Index Fund....................................................................       34,523       35,614        (1,091)
Deutsche Core Equity VIP...................................................................           51        1,188        (1,137)
Deutsche Global Growth Fund................................................................        1,278        1,130           148
ClearBridge Appreciation Fund..............................................................        6,689        1,997         4,692
ClearBridge Aggressive Growth Fund.........................................................          332        5,755        (5,423)
ClearBridge All Cap Value Fund.............................................................          123          108            15
ClearBridge Mid Cap Core Fund..............................................................        5,471        8,983        (3,512)
ClearBridge Small Cap Growth Fund..........................................................        8,061        8,561          (500)
Thornburg International Value Fund.........................................................       55,797      124,547       (68,750)
Thornburg Value Fund.......................................................................        9,236       12,643        (3,407)
Thornburg Core Growth Fund.................................................................       10,864       26,196       (15,332)
Timothy Plan Large/Mid Cap Value Fund......................................................        7,190        6,740           450
UBS Dynamic Alpha Fund*....................................................................           --           71           (71)
T. Rowe Price Growth Stock Fund, Inc.......................................................      106,035      132,649       (26,614)
T. Rowe Price Equity Income Fund...........................................................       33,204       53,712       (20,508)
T. Rowe Price Retirement 2010 Fund.........................................................       22,615       44,445       (21,830)
T. Rowe Price Retirement 2020 Fund.........................................................      193,146      188,159         4,987
T. Rowe Price Retirement 2030 Fund.........................................................      202,902      196,243         6,659
T. Rowe Price Retirement 2040 Fund.........................................................      114,301       85,688        28,613
T. Rowe Price Retirement 2050 Fund.........................................................       54,571       43,857        10,714
T. Rowe Price Retirement Balanced Fund.....................................................        8,686        5,440         3,246


--------------------------------------------------------------------------------
                                   SA-387

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
UBS Global Allocation Fund.................................................................           58            1            57
UBS US Allocation Fund*....................................................................            5           --             5
Vanguard Small-Cap Index Fund..............................................................       84,608       35,308        49,300
Vanguard Mid-Cap Index Fund................................................................       91,109       14,319        76,790
Vanguard Total Bond Market Index Fund......................................................       71,408       24,977        46,431
Vanguard Total Stock Market Index Fund.....................................................      152,807       25,471       127,336
Victory Diversified Stock Fund.............................................................       11,361       42,462       (31,101)
Victory Special Value Fund.................................................................       18,881       38,127       (19,246)
Victory Sycamore Small Company Opportunity Fund*...........................................       32,684       40,519        (7,835)
Victory Sycamore Established Value Fund*...................................................      200,718      130,410        70,308
Invesco Small Cap Discovery Fund...........................................................       48,072       59,073       (11,001)
Invesco Comstock Fund......................................................................       83,618       75,695         7,923
Invesco Equity and Income Fund.............................................................      266,241      297,772       (31,531)
Invesco Growth and Income Fund.............................................................       59,223       42,758        16,465
Invesco Mid Cap Growth Fund................................................................       17,438       10,481         6,957
Invesco U.S. Mortgage Fund.................................................................           13           --            13
Invesco Small Cap Value Fund...............................................................       17,906       15,936         1,970
Invesco American Value Fund................................................................        8,633       11,164        (2,531)
Morgan Stanley Institutional Opportunity Portfolio*........................................          347        2,136        (1,789)
Invesco Value Opportunities Fund...........................................................          368        3,025        (2,657)
Invesco Diversified Dividend Fund..........................................................       13,588        4,814         8,774
Invesco American Franchise Fund............................................................        3,516        8,322        (4,806)
Invesco Global Core Equity Fund............................................................          348           25           323
Vanguard 500 Index Fund....................................................................      138,258       30,750       107,508
Wells Fargo International Equity Fund*.....................................................          517          111           406
Wells Fargo Core Bond Fund*................................................................        2,300        1,462           838
Columbia Seligman Communications and Information Fund......................................        6,578       25,632       (19,054)
Columbia Seligman Global Technology Fund...................................................        3,630        1,494         2,136
TIAA-CREF Large Cap Value Index Fund.......................................................       51,306        3,720        47,586
TIAA-CREF Large Cap Growth Fund............................................................        5,428        2,863         2,565
TIAA-CREF Bond Index Fund..................................................................        3,391           24         3,367
TIAA-CREF Equity Index Fund................................................................       13,637        1,767        11,870
MassMutual MSCI EAFE(R) International Index Fund*..........................................          589            1           588
MassMutual RetireSMART(SM) 2015 Fund.......................................................       39,812       48,529        (8,717)
MassMutual RetireSMART(SM) 2020 Fund.......................................................       25,426       13,968        11,458
MassMutual RetireSMART(SM) 2025 Fund.......................................................       20,635       18,183         2,452
MassMutual RetireSMART(SM) 2030 Fund.......................................................       27,319       17,526         9,793
MassMutual RetireSMART(SM) 2035 Fund.......................................................       21,104       16,666         4,438
MassMutual RetireSMART(SM) 2040 Fund.......................................................       22,450       13,652         8,798
MassMutual RetireSMART(SM) 2045 Fund.......................................................       19,943       13,718         6,225
MassMutual RetireSMART(SM) 2050 Fund.......................................................       15,244        6,760         8,484
MassMutual RetireSMART(SM) In Retirement Fund..............................................        1,930        1,490           440
MassMutual RetireSMART(SM) 2055............................................................        3,375           50         3,325
American Century Heritage Fund.............................................................       23,070       17,602         5,468
ClearBridge Small Cap Value Fund...........................................................           52          780          (728)
Fidelity VIP Freedom 2050 Portfolio*.......................................................           21           --            21
MSIF Global Opportunity Portfolio*.........................................................        4,692           --         4,692
MM Russell 2000 Small Cap Index Fund*......................................................          274           --           274
MassMutual S&P 500(R) Index Fund*..........................................................        2,652            1         2,651
MM S&P Mid Cap Index Fund..................................................................       26,129           51        26,078
Russell Balanced Strategy Fund.............................................................        9,300       18,141        (8,841)


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                                   SA-388

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

                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
Russell Conservative Strategy Fund.........................................................        1,050           79           971
Russell Growth Strategy Fund...............................................................        7,216        2,409         4,807
Russell Moderate Strategy Fund.............................................................        2,584          224         2,360
PIMCO Total Return Fund....................................................................      511,522    1,043,388      (531,866)
PIMCO Real Return Fund.....................................................................      274,171      472,961      (198,790)
HIMCO VIT Index Fund.......................................................................      379,837      428,892       (49,055)
Oak Ridge Small Cap Growth Fund............................................................       18,753       14,944         3,809


    * See Note I for additional information related to this Sub-Account.

     The changes in units outstanding for the period ended December 31, 2014 were as follows:


                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
American Century Equity Income Fund........................................................      432,510      388,313        44,197
American Century VP Growth Fund............................................................      160,409       73,810        86,599
American Century VP Ultra(R) Fund..........................................................        2,879          255         2,624
American Century VP Balanced Fund..........................................................        6,560        3,246         3,314
American Century VP International Fund.....................................................          642           --           642
American Century Small Cap Value Fund......................................................       42,143       13,056        29,087
American Century VP Large Company Value Fund...............................................          350        1,058          (708)
American Century Inflation-Adjusted Bond Fund..............................................        4,796        6,501        (1,705)
American Century Equity Growth Fund........................................................          351        2,440        (2,089)
American Century VP Income & Growth Fund...................................................        6,290        2,750         3,540
American Century VP Ultra Fund.............................................................        2,956          893         2,063
American Century VP Value Fund.............................................................        4,101        2,343         1,758
American Century VP Mid Cap Value Fund.....................................................        2,776        1,769         1,007
Invesco V.I. Small Cap Equity Fund.........................................................           31        7,208        (7,177)
Invesco V.I. Diversified Dividend Fund.....................................................        2,011        6,569        (4,558)
Invesco European Growth Fund...............................................................       11,748       27,008       (15,260)
Invesco International Growth Fund..........................................................       38,089       67,766       (29,677)
Invesco Mid Cap Core Equity Fund...........................................................        4,528       10,265        (5,737)
Invesco Small Cap Growth Fund..............................................................       80,186       53,928        26,258
Invesco Real Estate Fund...................................................................       77,034       48,315        28,719
Invesco Small Cap Equity Fund..............................................................       18,639        4,827        13,812
Invesco Developing Markets Fund............................................................       70,305        3,217        67,088
American Century Diversified Bond Fund.....................................................        1,023        2,099        (1,076)
American Century Prime Money Market Fund...................................................       33,435       70,185       (36,750)
Domini Social Equity Fund..................................................................       36,700          957        35,743
AllianceBernstein Global Bond Fund.........................................................        1,586          246         1,340
AllianceBernstein 2055 Retirement Strategy.................................................          342            5           337
AllianceBernstein 2050 Retirement Strategy.................................................        2,021           37         1,984
AllianceBernstein Global Risk Allocation Fund..............................................        3,620        1,444         2,176
AllianceBernstein VPS Growth and Income Portfolio..........................................          677        1,028          (351)
AllianceBernstein VPS International Growth Portfolio.......................................       10,746       20,473        (9,727)
AllianceBernstein VPS International Value Portfolio........................................       30,817       47,569       (16,752)
AllianceBernstein VPS Global Value Portfolio...............................................        2,628        2,368           260
AllianceBernstein Growth Fund..............................................................          866          120           746
AllianceBernstein Discovery Growth Fund....................................................        1,345          244         1,101
AllianceBernstein Discovery Value Fund.....................................................        9,261        7,660         1,601
AllianceBernstein Value Fund...............................................................          653          404           249
AllianceBernstein 2015 Retirement Strategy.................................................        1,006          777           229


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                                   SA-389

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
AllianceBernstein 2025 Retirement Strategy.................................................        1,573          101         1,472
AllianceBernstein 2035 Retirement Strategy.................................................        2,498        2,084           414
AllianceBernstein 2045 Retirement Strategy.................................................        3,495        1,602         1,893
AllianceBernstein High Income Fund.........................................................       12,809       16,688        (3,879)
AllianceBernstein 2010 Retirement Strategy.................................................           --        1,637        (1,637)
AllianceBernstein 2020 Retirement Strategy.................................................        3,598        4,757        (1,159)
AllianceBernstein 2030 Retirement Strategy.................................................        7,438        4,837         2,601
AllianceBernstein 2040 Retirement Strategy.................................................        2,775        2,251           524
American Funds AMCAP Fund..................................................................       67,321       83,356       (16,035)
American Funds American Balanced Fund......................................................      118,593      107,823        10,770
American Funds Capital Income Builder Fund.................................................      309,893      543,029      (233,136)
American Funds EuroPacific Growth Fund.....................................................      401,242      326,067        75,175
American Funds Fundamental Investors Fund..................................................      261,572      418,969      (157,397)
American Funds New Perspective Fund........................................................      145,840      124,634        21,206
American Funds The Bond Fund of America....................................................      109,435      166,132       (56,697)
American Funds The Growth Fund of America..................................................      386,718      438,906       (52,188)
American Funds The Income Fund of America..................................................      246,183      230,295        15,888
American Funds The Investment Company of America...........................................      199,309      253,120       (53,811)
American Funds The New Economy Fund........................................................       95,246       72,637        22,609
American Funds Washington Mutual Investors Fund............................................       74,737       65,609         9,128
American Funds American Mutual Fund........................................................       54,931       57,744        (2,813)
American Funds Capital World Growth & Income Fund..........................................      372,443      287,292        85,151
American Funds SMALLCAP World Fund.........................................................       20,883       18,867         2,016
Ariel Appreciation Fund....................................................................          910        1,524          (614)
Ariel Fund.................................................................................        1,060        4,297        (3,237)
Artisan Mid Cap Value Fund.................................................................       31,292       13,636        17,656
Ave Maria Opportunity Fund.................................................................        1,919          854         1,065
Ave Maria Rising Dividend Fund.............................................................       49,090       47,661         1,429
Ave Maria Growth Fund......................................................................        7,302        4,606         2,696
LifePath 2020 Portfolio....................................................................      329,507      295,624        33,883
LifePath 2030 Portfolio....................................................................      429,148      314,077       115,071
LifePath 2040 Portfolio....................................................................      389,807      291,343        98,464
LifePath Retirement Portfolio..............................................................       75,525       79,099        (3,574)
LifePath 2050 Portfolio....................................................................       77,133       24,589        52,544
BlackRock LifePath 2025 Fund...............................................................       49,820        5,273        44,547
BlackRock LifePath 2035 Fund...............................................................        6,848        2,402         4,446
BlackRock LifePath 2045 Fund...............................................................       12,139        3,164         8,975
BlackRock LifePath 2055 Fund...............................................................        2,686        1,753           933
Baron Small Cap Fund.......................................................................       33,743       10,986        22,757
BlackRock U.S. Government Bond Portfolio...................................................        3,419       11,704        (8,285)
BlackRock Equity Dividend Fund.............................................................       50,483       50,540           (57)
BlackRock Capital Appreciation Fund........................................................        2,281        8,492        (6,211)
BlackRock Flexible Equity Fund.............................................................        1,194        1,024           170
Calvert VP SRI Balanced Portfolio..........................................................          501        1,186          (685)
Calvert Equity Portfolio...................................................................       61,177       50,110        11,067
Calvert Bond Portfolio.....................................................................       46,371       43,765         2,606
Calvert Income Fund........................................................................       19,840       26,052        (6,212)
Columbia Contrarian Core Fund..............................................................       15,018       15,052           (34)
Columbia Marsico 21st Century Fund.........................................................        1,456          787           669
Columbia Small Cap Value I Fund............................................................          456          208           248
Columbia Marsico International Opportunities Fund..........................................           --           77           (77)


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                                   SA-390

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

                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
Columbia Mid Cap Value Fund................................................................       36,154       41,475        (5,321)
Columbia Acorn Fund........................................................................       26,486       24,563         1,923
Columbia Marsico Growth VS Fund............................................................       11,127       28,410       (17,283)
CRM Mid Cap Value Fund.....................................................................          948        3,519        (2,571)
Columbia Small Cap Core Fund...............................................................        2,558          416         2,142
Calamos Global Equity Fund.................................................................            1           --             1
Calamos International Growth Fund..........................................................          165           --           165
Davis Financial Fund.......................................................................        1,982        2,313          (331)
Davis New York Venture Fund................................................................       71,204      123,981       (52,777)
Davis Opportunity Fund.....................................................................        2,427        5,258        (2,831)
Delaware Diversified Income Fund...........................................................        4,101        2,428         1,673
Delaware Extended Duration Bond Fund.......................................................           53           --            53
Dreyfus Bond Market Index Fund.............................................................      142,504      138,131         4,373
Dreyfus VIF Appreciation Portfolio.........................................................          162           --           162
Dreyfus International Stock Index Fund.....................................................       17,609        1,442        16,167
Dreyfus MidCap Index Fund..................................................................      145,051       81,478        63,573
Dreyfus SmallCap Stock Index Fund..........................................................       93,960       58,923        35,037
Dreyfus VIF Growth and Income Portfolio....................................................           19           --            19
Dreyfus VIF Quality Bond Portfolio Fund....................................................        2,029          201         1,828
Dreyfus Socially Responsible Growth Fund, Inc..............................................           --           --            --
Dreyfus S&P 500 Index Fund.................................................................      246,593      110,077       136,516
Dreyfus Intermediate Term Income Fund......................................................      148,615      119,991        28,624
Eaton Vance Large-Cap Value Fund...........................................................      116,979      126,576        (9,597)
Eaton Vance Dividend Builder Fund..........................................................       12,665       23,729       (11,064)
Eaton Vance Worldwide Health Sciences Fund.................................................        8,592        4,124         4,468
Eaton Vance Income Fund of Boston..........................................................       38,643       36,688         1,955
Eaton Vance Balanced Fund..................................................................          147           --           147
Eaton Vance Atlanta Capital SMID-Cap Fund..................................................       14,929        3,734        11,195
Wells Fargo Advantage Asset Allocation Fund................................................       11,851       12,445          (594)
Wells Fargo Advantage Emerging Markets Equity Fund.........................................       30,976       28,966         2,010
Wells Fargo Advantage Utility & Telecommunications Fund....................................          980        2,489        (1,509)
Alger Capital Appreciation Institutional Portfolio.........................................      124,200      259,858      (135,658)
Alger Mid Cap Growth Institutional Fund....................................................       22,911       18,195         4,716
Alger Small Cap Growth Institutional Fund..................................................        5,038        6,696        (1,658)
Nuveen Mid Cap Index Fund..................................................................       61,377       41,258        20,119
Nuveen Small Cap Index.....................................................................        1,727        3,015        (1,288)
Nuveen Equity Index Fund...................................................................       13,615        6,726         6,889
Nuveen Mid Cap Growth Opportunities Fund...................................................        5,725        6,709          (984)
Nuveen Small Cap Select Fund...............................................................          247            3           244
Nuveen Santa Barbara Dividend Growth Fund..................................................          380           --           380
Fidelity Advisor Equity Growth Fund........................................................        3,138          693         2,445
Fidelity Advisor Value Strategies Fund.....................................................          791        2,472        (1,681)
Fidelity Advisor Leveraged Company Stock Fund..............................................       74,656      118,864       (44,208)
Federated Equity Income Fund, Inc..........................................................        9,477        5,269         4,208
Federated Fund for U.S. Government Securities Fund.........................................        4,001       11,698        (7,697)
Federated MDT Mid Cap Growth Strategies Fund...............................................          473          362           111
Federated High Income Bond Fund............................................................        1,562        1,218           344
Federated Kaufmann Fund....................................................................       67,641       93,994       (26,353)
Federated Short-Term Income Fund...........................................................           21          288          (267)
Federated Total Return Bond Fund...........................................................        5,392        6,415        (1,023)
Federated Clover Small Value Fund..........................................................          142           --           142


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                                   SA-391

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
Federated International Leaders Fund.......................................................           18           --            18
Fidelity VIP Growth Opportunities Portfolio................................................        2,465        2,874          (409)
Fidelity VIP Overseas Portfolio............................................................        2,095        5,000        (2,905)
Fidelity VIP Value Strategies Portfolio....................................................        3,890       16,335       (12,445)
Fidelity VIP Balanced Fund.................................................................        9,850        7,403         2,447
Fidelity VIP Growth & Income Portfolio.....................................................        1,176        6,566        (5,390)
Fidelity VIP Freedom 2020 Portfolio........................................................        9,772        4,205         5,567
Fidelity VIP Freedom 2030 Portfolio........................................................       36,227       29,043         7,184
Fidelity VIP Freedom 2015 Portfolio........................................................        2,641        2,590            51
Fidelity VIP Freedom 2025 Portfolio........................................................       28,804       16,015        12,789
Fidelity VIP FundsManager 70% Portfolio....................................................            4           --             4
Fidelity Stock Selector All Cap Fund.......................................................            6           12            (6)
Templeton Global Opportunities Trust.......................................................        1,202          319           883
Templeton Developing Markets Trust.........................................................       41,493       44,804        (3,311)
Franklin High Income Fund..................................................................       46,458       21,152        25,306
Franklin Strategic Income Fund.............................................................       75,520       81,885        (6,365)
Templeton Global Bond Fund.................................................................      142,688       75,580        67,108
Franklin U.S. Government Securities Fund...................................................       17,684       16,858           826
Franklin Small Cap Value Fund..............................................................       43,834       59,211       (15,377)
Franklin Mutual Global Discovery Fund......................................................      232,937      313,242       (80,305)
Templeton Growth Fund......................................................................       34,782       38,767        (3,985)
Franklin Income Fund.......................................................................      149,813      200,028       (50,215)
Franklin Growth Fund.......................................................................      166,621       72,827        93,794
Franklin Total Return Fund.................................................................       10,956       13,068        (2,112)
Franklin Balance Sheet Investment Fund.....................................................      103,154      106,563        (3,409)
Franklin Mutual Beacon Fund................................................................       26,466       55,599       (29,133)
Franklin Mutual Shares Fund................................................................      133,870      121,302        12,568
Franklin Small-Mid Cap Growth Fund.........................................................      100,802      136,946       (36,144)
Franklin Conservative Allocation Fund......................................................       59,070       76,138       (17,068)
Franklin Growth Allocation Fund............................................................      116,226      155,607       (39,381)
Franklin Moderate Allocation Fund..........................................................      188,568      198,903       (10,335)
Templeton Foreign Fund.....................................................................      197,362      229,023       (31,661)
Franklin Small-Mid Cap Growth Securities Fund..............................................          973        2,672        (1,699)
Highland Premier Growth Equity.............................................................        4,411           20         4,391
Goldman Sachs Income Builder Fund..........................................................          346        1,101          (755)
Goldman Sachs Capital Growth Fund..........................................................           27          104           (77)
Goldman Sachs Core Fixed Income Fund.......................................................        1,277          138         1,139
Goldman Sachs U.S. Equity Insights Fund....................................................            3           --             3
Goldman Sachs Government Income Fund.......................................................       35,674       45,946       (10,272)
Goldman Sachs Growth & Income Fund.........................................................        1,743        1,763           (20)
Goldman Sachs Growth Opportunities Fund....................................................       17,195       10,826         6,369
Goldman Sachs Focused International Equity Fund............................................          449          108           341
Goldman Sachs Mid Cap Value Fund...........................................................       24,817       42,871       (18,054)
Goldman Sachs Small Cap Value Fund.........................................................       82,903      119,636       (36,733)
Goldman Sachs Strategic Growth Fund........................................................          158            1           157
Goldman Sachs High Yield Fund..............................................................       81,369       87,036        (5,667)
Goldman Sachs Large Cap Value Fund.........................................................        7,426        6,431           995
Goldman Sachs Small/Mid Cap Growth Fund....................................................        2,443        9,434        (6,991)
Goldman Sachs Satellite Strategies Portfolio...............................................           16           --            16
John Hancock Small Cap Equity Fund.........................................................       29,540       37,253        (7,713)
Frost Value Equity Fund....................................................................           53          917          (864)


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                                   SA-392

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

                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
Hartford Balanced HLS Fund.................................................................      315,086      317,143        (2,057)
Hartford Total Return Bond HLS Fund........................................................      397,736      451,224       (53,488)
Hartford Capital Appreciation HLS Fund.....................................................      540,910      647,371      (106,461)
Hartford Dividend and Growth HLS Fund......................................................      655,960      554,463       101,497
Hartford Global Research HLS Fund..........................................................       25,054       63,025       (37,971)
The Hartford Healthcare HLS Fund...........................................................      174,052       93,054        80,998
Hartford Global Growth HLS Fund*...........................................................      125,570       59,142        66,428
Hartford Growth HLS Fund...................................................................        6,365       43,305       (36,940)
Hartford Growth Opportunities HLS Fund.....................................................      103,344       62,167        41,177
Hartford Index HLS Fund....................................................................      334,516    1,180,761      (846,245)
Hartford International Opportunities HLS Fund..............................................        8,803       23,802       (14,999)
Hartford MidCap HLS Fund...................................................................      160,267      209,116       (48,849)
Hartford Ultrashort Bond HLS Fund..........................................................      179,546      290,880      (111,334)
Hartford Small Company HLS Fund............................................................      256,647      432,767      (176,120)
Hartford SmallCap Growth HLS Fund..........................................................       11,644       10,649           995
Hartford Stock HLS Fund....................................................................      131,220      195,700       (64,480)
Hartford U.S. Government Securities HLS Fund...............................................       53,898       80,351       (26,453)
Hartford Value HLS Fund....................................................................       12,995       25,790       (12,795)
The Hartford Checks and Balances Fund......................................................        7,298        4,245         3,053
Hartford High Yield........................................................................          556           --           556
The Hartford Target Retirement 2010 Fund...................................................        5,025       82,467       (77,442)
The Hartford Target Retirement 2020 Fund...................................................       34,555      388,950      (354,395)
The Hartford Target Retirement 2030 Fund...................................................       42,907      382,557      (339,650)
Hartford Dividend & Growth Fund............................................................       18,336       22,466        (4,130)
Hartford International Opportunites Fund...................................................        8,649        1,511         7,138
The Hartford MidCap Fund...................................................................       11,968        5,852         6,116
Hartford Small Company Fund................................................................       15,238       10,007         5,231
Hartford Total Return Bond Fund............................................................       12,654        8,169         4,485
The Hartford Healthcare Fund...............................................................        2,597          352         2,245
The Hartford Growth Opportunities Fund.....................................................        1,142        1,718          (576)
The Hartford Value Opportunities Fund......................................................        1,236          628           608
Hartford Moderate Allocation Fund..........................................................       64,033       52,810        11,223
The Hartford Conservative Allocation Fund..................................................       14,907       27,408       (12,501)
Hartford Global Capital Appreciation Fund..................................................      132,326      179,644       (47,318)
The Hartford Growth Allocation Fund........................................................       53,247       23,558        29,689
The Hartford Inflation Plus Fund...........................................................        8,731        5,653         3,078
The Hartford Value Fund....................................................................           86          476          (390)
The Hartford Equity Income Fund............................................................        5,357        7,975        (2,618)
The Hartford Target Retirement 2015 Fund...................................................        4,874       94,027       (89,153)
The Hartford Target Retirement 2025 Fund...................................................       36,325      262,643      (226,318)
The Hartford Target Retirement 2035 Fund...................................................        9,063      105,733       (96,670)
The Hartford Target Retirement 2040 Fund...................................................       14,010      106,817       (92,807)
The Hartford Target Retirement 2045 Fund...................................................        6,066       81,484       (75,418)
The Hartford Target Retirement 2050 Fund...................................................        4,511       44,226       (39,715)
The Hartford Balanced Income Fund..........................................................        1,325            2         1,323
The Hartford International Small Company Fund..............................................          531          183           348
The Hartford MidCap Value Fund.............................................................        3,987        2,556         1,431
The Hartford Global All-Asset Fund.........................................................          270            1           269
Hotchkis and Wiley Large Cap Value Fund....................................................        2,590        4,894        (2,304)
Invesco V.I. Technology Fund...............................................................        1,007        2,464        (1,457)
Invesco Technology Fund....................................................................       19,325       18,898           427


--------------------------------------------------------------------------------
                                   SA-393

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
Ivy Global Natural Resources Fund..........................................................       72,442       99,579       (27,137)
Ivy Large Cap Growth Fund..................................................................        4,311       13,402        (9,091)
Ivy Science & Technology Fund..............................................................       22,114       19,709         2,405
Ivy Asset Strategy Fund....................................................................       25,674       19,550         6,124
Janus Aspen Forty Portfolio................................................................        1,497       18,629       (17,132)
Janus Aspen Global Research Portfolio......................................................        2,827       11,692        (8,865)
Janus Aspen Enterprise Portfolio...........................................................          438           28           410
Janus Aspen Balanced Portfolio.............................................................        1,541        3,384        (1,843)
Janus Aspen Overseas Portfolio.............................................................        3,151        6,708        (3,557)
Janus Flexible Bond Fund...................................................................          289          134           155
Janus Forty Fund...........................................................................      194,894      193,416         1,478
Janus Balanced Fund........................................................................       21,091       21,653          (562)
Janus Enterprise Fund......................................................................        6,850       10,852        (4,002)
Janus Overseas Fund........................................................................      148,054      187,275       (39,221)
Janus Global Research Fund.................................................................       20,808       11,640         9,168
Perkins Mid Cap Value Fund.................................................................       11,697        7,554         4,143
Prudential Jennison Natural Resources Fund, Inc............................................       54,219        1,341        52,878
Prudential Jennison Mid-Cap Growth Fund, Inc...............................................       12,249       45,364       (33,115)
Prudential Jennison 20/20 Focus Fund.......................................................        6,358        8,485        (2,127)
JPMorgan Core Bond Fund....................................................................       49,130       70,623       (21,493)
JPMorgan Small Cap Equity Fund.............................................................          358          794          (436)
JPMorgan Small Cap Growth Fund.............................................................        9,401        9,332            69
JPMorgan Small Cap Value Fund..............................................................        4,797        2,886         1,911
JPMorgan U.S. Equity Fund..................................................................       65,036       23,025        42,011
JPMorgan SmartRetirement 2010 Fund.........................................................       29,054       72,937       (43,883)
JPMorgan SmartRetirement 2015 Fund.........................................................      113,009       51,872        61,137
JPMorgan SmartRetirement 2020 Fund.........................................................      328,451       66,294       262,157
JPMorgan SmartRetirement 2025 Fund.........................................................      385,139       87,275       297,864
JPMorgan SmartRetirement 2030 Fund.........................................................      379,917      163,628       216,289
JPMorgan SmartRetirement 2035 Fund.........................................................      162,986       31,558       131,428
JPMorgan SmartRetirement 2040 Fund.........................................................      188,307       90,773        97,534
JPMorgan SmartRetirement 2045 Fund.........................................................      118,886        8,081       110,805
JPMorgan SmartRetirement 2050 Fund.........................................................      104,672      118,871       (14,199)
JPMorgan SmartRetirement Income Fund.......................................................       92,971       30,049        62,922
JP Morgan Smart Retirement 2055 Fund.......................................................       12,216        6,007         6,209
JP Morgan Prime Money Market Fund..........................................................      126,719       79,639        47,080
Keeley Small Cap Value Fund................................................................       11,001       15,350        (4,349)
Loomis Sayles Bond Fund....................................................................       71,396       10,454        60,942
LKCM Aquinas Growth Fund...................................................................        2,474        3,794        (1,320)
LKCM Aquinas Value Fund....................................................................        2,511        1,068         1,443
Lord Abbett Affiliated Fund................................................................       10,412       20,495       (10,083)
Lord Abbett Fundamental Equity Fund........................................................       47,572       64,873       (17,301)
Lord Abbett Bond Debenture Fund............................................................       47,196       50,412        (3,216)
Lord Abbett Growth Opportunities fund......................................................       16,859       15,150         1,709
Lord Abbett Calibrated Dividend Growth Fund................................................        3,515       11,998        (8,483)
Lord Abbett Total Return Fund..............................................................       27,948       25,386         2,562
Lord Abbett Developing Growth Fund, Inc....................................................       48,013       50,592        (2,579)
Lord Abbett International Core Equity Fund.................................................        3,471        2,710           761
Lord Abbett Value Opportunities Fund.......................................................       74,114       60,625        13,489
Clearbridge Value Trust....................................................................        1,900          996           904
BMO Mid-Cap Value Fund.....................................................................       11,070        4,585         6,485


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                                   SA-394

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

                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
MassMutual RetireSMART(SM) 2010 Fund.......................................................       11,563            5        11,558
MFS Emerging Markets Equity Fund...........................................................        6,188        3,666         2,522
Massachusetts Investors Growth Stock Fund..................................................       23,253       68,271       (45,018)
MFS High Income Fund.......................................................................      103,965       54,401        49,564
MFS International New Discovery Fund.......................................................        2,400        3,249          (849)
MFS Mid Cap Growth Fund....................................................................       25,144       22,050         3,094
MFS New Discovery Fund.....................................................................       72,320        5,511        66,809
MFS Research International Fund............................................................      154,031       54,417        99,614
MFS Total Return Fund......................................................................       48,694       18,124        30,570
MFS Utilities Fund.........................................................................      330,591      158,189       172,402
MFS Value Fund.............................................................................      394,143      179,583       214,560
MFS Research Bond Fund.....................................................................        7,646        4,269         3,377
MFS Massachusetts Investors Trust..........................................................        9,896        5,286         4,610
MFS International Growth Fund..............................................................        2,655        1,387         1,268
MFS Core Equity Fund.......................................................................      107,895       73,139        34,756
MFS Government Securities Fund.............................................................      104,815      115,865       (11,050)
MFS International Value Fund...............................................................      128,090       31,276        96,814
MFS Technology Fund........................................................................          292          846          (554)
MFS Core Equity Series.....................................................................          517           --           517
MFS Investors Growth Stock Series..........................................................           --           --            --
MFS Utilities Series.......................................................................        2,583        2,138           445
MFS Growth Fund............................................................................       49,519       13,304        36,215
MFS High Yield Portfolio...................................................................          401          388            13
BlackRock Global Allocation Fund...........................................................      194,954      391,929      (196,975)
BlackRock Large Cap Core Fund..............................................................        3,751       41,661       (37,910)
BlackRock Value Opportunities Fund.........................................................          485          153           332
BlackRock Small Cap Growth Fund............................................................       28,663       24,557         4,106
BlackRock Mid Cap Value Opportunities Fund.................................................       37,987       37,371           616
BlackRock International Opportunities Portfolio............................................       36,540       34,245         2,295
BlackRock Mid Cap Growth Equity Portfolio..................................................        4,852        5,544          (692)
Munder MidCap Core Growth Fund.............................................................       29,503       13,452        16,051
Neuberger Berman Socially Responsive Fund..................................................       34,467       26,147         8,320
Nuveen Tradewinds International Value Fund.................................................          626        1,151          (525)
Oakmark International Small Cap Fund.......................................................          324        2,875        (2,551)
The Oakmark Equity and Income Fund.........................................................      170,573       75,671        94,902
Oppenheimer Capital Appreciation Fund......................................................      141,939       98,211        43,728
Oppenheimer Global Fund....................................................................      198,807      121,802        77,005
Oppenheimer International Growth Fund......................................................      115,095       64,544        50,551
Oppenheimer Main Street Fund...............................................................        4,908        3,176         1,732
Oppenheimer Global Strategic Income Fund...................................................       19,124       16,059         3,065
Oppenheimer Main Street Mid Cap Fund.......................................................       28,252       57,320       (29,068)
Oppenheimer Developing Markets Fund........................................................      112,958       58,942        54,016
Oppenheimer Equity Fund....................................................................        1,469          383         1,086
Oppenheimer Capital Income Fund............................................................           10           --            10
Oppenheimer International Bond Fund........................................................      122,510      137,690       (15,180)
Oppenheimer Small- & Mid-Cap Value Fund....................................................       15,074       23,115        (8,041)
Oppenheimer Main Street Select Fund(R).....................................................        9,933       23,335       (13,402)
Oppenheimer Gold & Special Minerals Fund...................................................       75,052       47,058        27,994
Oppenheimer Real Estate Fund...............................................................       61,794       45,785        16,009
Oppenheimer Equity Income Fund.............................................................        3,183          596         2,587
Oppenheimer International Diversified Fund.................................................        2,284        1,935           349


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                                   SA-395


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SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
Putnam Global Equity Fund..................................................................        2,378           --         2,378
Putnam VT High Yield Fund..................................................................       31,675       39,113        (7,438)
Putnam VT International Growth Fund........................................................          846          643           203
Putnam VT Multi-Cap Growth Fund............................................................       17,003        1,835        15,168
Putnam Small Cap Value Fund................................................................          939       19,151       (18,212)
Pioneer Disciplined Value Fund.............................................................        1,935        4,155        (2,220)
Pioneer Emerging Markets Fund..............................................................       55,899       64,918        (9,019)
Pioneer Oak Ridge Small Cap Growth Fund....................................................           --       18,563       (18,563)
Pioneer Fundamental Growth Fund............................................................        1,147          941           206
AllianzGI NFJ International Value Fund.....................................................          563           40           523
AllianzGI NFJ Small-Cap Value Fund.........................................................       24,630       32,008        (7,378)
AllianzGI NFJ Dividend Value Fund..........................................................      105,448      105,485           (37)
AMG Managers Cadence Mid Cap Fund..........................................................          659          453           206
PIMCO Emerging Markets Bond Fund...........................................................       10,658       18,752        (8,094)
Pioneer Fund...............................................................................        9,775        8,510         1,265
Pioneer High Yield Fund....................................................................       28,114       32,861        (4,747)
Pioneer Strategic Income Fund..............................................................       74,026      103,431       (29,405)
Pioneer Mid Cap Value Fund.................................................................       38,598       38,889          (291)
Pioneer Select Mid Cap Growth Fund.........................................................        2,704        6,247        (3,543)
PIMCO Total Return III Fund................................................................        3,858        3,873           (15)
Putnam Equity Income Fund..................................................................        8,881       24,279       (15,398)
Putnam High Yield Advantage Fund...........................................................       28,451       18,233        10,218
Putnam International Equity Fund...........................................................        1,096        4,995        (3,899)
Putnam Investors Fund......................................................................          105          272          (167)
Putnam Multi-Cap Growth Fund...............................................................           59           68            (9)
Putnam International Capital Opportunities Fund............................................       35,940       10,649        25,291
Putnam Small Cap Growth Fund...............................................................        3,165        9,104        (5,939)
Royce Total Return Fund....................................................................        8,222        6,595         1,627
Royce Value Plus Fund......................................................................        4,085        6,774        (2,689)
Royce Value Fund...........................................................................        5,475        9,569        (4,094)
RS Value Fund..............................................................................       15,940        6,572         9,368
Columbia Diversified Equity Income Fund....................................................        1,154        3,019        (1,865)
Columbia Small/Mid Cap Value Fund..........................................................        3,065       12,661        (9,596)
Columbia Multi-Advisor Small Cap Value Fund................................................          218           39           179
RidgeWorth Small Cap Value Equity Fund.....................................................       17,663       18,996        (1,333)
RidgeWorth Mid-Cap Value Equity Fund.......................................................       12,167       20,501        (8,334)
RidgeWorth Total Return Bond Fund..........................................................        6,735       17,794       (11,059)
RidgeWorth Large Cap Value Equity Fund.....................................................        4,173          434         3,739
Deutsche Real Estate Securities Fund.......................................................          245           --           245
Deutsche Equity Dividend Fund..............................................................        5,028       19,004       (13,976)
Deutsche Capital Growth Fund...............................................................            9           --             9
Deutsche Enhanced Emerging Markets Fixed Income............................................          645          745          (100)
SSgA S&P 500 Index Fund....................................................................       43,204       39,576         3,628
Deutsche Core Equity VIP...................................................................        7,705          340         7,365
Deutsche Global Growth Fund................................................................          605          160           445
ClearBridge Appreciation Fund..............................................................        2,629          863         1,766
ClearBridge Aggressive Growth Fund.........................................................        2,505        2,098           407
ClearBridge All Cap Value Fund.............................................................          732            1           731
ClearBridge Mid Cap Core Fund..............................................................        6,463        1,585         4,878
ClearBridge Small Cap Growth Fund..........................................................       17,660       49,802       (32,142)
Thornburg International Value Fund.........................................................      108,334      148,651       (40,317)


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                                   SA-396

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

                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
Thornburg Value Fund.......................................................................       18,551       18,370           181
Thornburg Core Growth Fund.................................................................       14,687       56,486       (41,799)
Timothy Plan Large/Mid Cap Value Fund......................................................        7,601       10,223        (2,622)
UBS Dynamic Alpha Fund.....................................................................           --           --            --
T. Rowe Price Growth Stock Fund............................................................      135,435       92,803        42,632
T. Rowe Price Equity Income Fund...........................................................       55,121       42,144        12,977
T. Rowe Price Retirement 2010 Fund.........................................................       30,993       24,595         6,398
T. Rowe Price Retirement 2020 Fund.........................................................      168,834      160,205         8,629
T. Rowe Price Retirement 2030 Fund.........................................................      220,167      104,620       115,547
T. Rowe Price Retirement 2040 Fund.........................................................       91,995       55,239        36,756
T. Rowe Price Retirement 2050 Fund.........................................................       47,268       26,547        20,721
T. Rowe Price Retirement Balanced Fund.....................................................        7,833        6,430         1,403
UBS Global Allocation Fund.................................................................           43            1            42
Vanguard Small-Cap Index Fund..............................................................      536,792      412,596       124,196
Vanguard Mid-Cap Index Fund................................................................      350,442      213,263       137,179
Vanguard Total Bond Market Index Fund......................................................      213,466      147,419        66,047
Vanguard Total Stock Market Index Fund.....................................................      354,897      201,997       152,900
Victory Diversified Stock Fund.............................................................       12,091       16,703        (4,612)
Victory Special Value Fund.................................................................       28,165       80,569       (52,404)
Victory Small Company Opportunity Fund.....................................................       61,462       44,850        16,612
Victory Established Value Fund.............................................................       50,763       15,973        34,790
Invesco Small Cap Discovery Fund...........................................................       47,122       53,676        (6,554)
Invesco Comstock Fund......................................................................       49,151       68,233        19,082)
Invesco Equity and Income Fund.............................................................      334,488      383,815       (49,327)
Invesco Growth and Income Fund.............................................................       49,642      176,407      (126,765)
Invesco Mid Cap Growth Fund................................................................       19,148       13,774         5,374
Invesco U.S. Mortgage Fund.................................................................           --           --            --
Invesco Small Cap Value Fund...............................................................       15,326       18,980        (3,654)
Invesco American Value Fund................................................................       13,532        4,616         8,916
Morgan Stanley Institutional Opportunity Portfolio.........................................          515        5,856        (5,341)
Invesco Value Opportunities Fund...........................................................          199        7,135        (6,936)
Invesco Diversified Dividend Fund..........................................................       41,223       30,465        10,758
Invesco American Franchise Fund............................................................       31,957       32,949          (992)
Invesco Global Core Equity Fund............................................................          379            1           378
Vanguard 500 Index Fund....................................................................      584,769      377,307       207,462
Wells Fargo Advantage International Equity Fund............................................          701          190           511
Wells Fargo Advantage Core Bond Fund.......................................................        1,191        6,003        (4,812)
Columbia Seligman Communications and Information Fund......................................       11,361        8,074         3,287
Columbia Seligman Global Technology Fund...................................................        1,665          205         1,460
TIAA-CREF Large Cap Value Index Fund.......................................................          724           14           710
TIAA-CREF Large Cap Growth Fund............................................................        2,102        1,389           713
TIAA-CREF Bond Index Fund..................................................................        1,698          650         1,048
TIAA-CREF Equity Index Fund................................................................       14,747        8,077         6,670
MassMutual RetireSMART(SM) 2015 Fund.......................................................       42,087          711        41,376
MassMutual RetireSMART(SM) 2020 Fund.......................................................       94,849       17,100        77,749
MassMutual RetireSMART(SM) 2025 Fund.......................................................       76,881        5,343        71,538
MassMutual RetireSMART(SM) 2030 Fund.......................................................       83,010        1,910        81,100
MassMutual RetireSMART(SM) 2035 Fund.......................................................       58,766          760        58,006
MassMutual RetireSMART(SM) 2040 Fund.......................................................       58,767        1,430        57,337
MassMutual RetireSMART(SM) 2045 Fund.......................................................       37,276          414        36,862
MassMutual RetireSMART(SM) 2050 Fund.......................................................       27,697          991        26,706


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                                   SA-397

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
MassMutual RetireSMART(SM) In Retirement Fund..............................................          630           --           630
MassMutual RetireSMART(SM) 2055............................................................        2,794            4         2,790
American Century Heritage Fund.............................................................       10,443       11,419          (976)
ClearBridge Small Cap Value Fund...........................................................           87           --            87
Oak Ridge Small Cap Growth Fund............................................................       61,339        4,365        56,974
HIMCO VIT Index Fund.......................................................................    1,055,842       22,288     1,033,554
MM S&P Mid Cap Index Fund..................................................................           18           --            18
Russell Balanced Strategy Fund.............................................................       29,032       13,028        16,004
Russell Conservative Strategy Fund.........................................................        2,090        1,094           996
Russell Growth Strategy Fund...............................................................       47,392       27,345        20,047
Russell Moderate Strategy Fund.............................................................       29,804       17,246        12,558
PIMCO Total Return Fund....................................................................      602,736      575,325        27,411
PIMCO Real Return Fund.....................................................................      315,533      278,711        36,822


    *  See Note I for additional information related to this Sub-Account.

6.   FINANCIAL HIGHLIGHTS:

     The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the funds merged into the surviving fund.

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
AMERICAN CENTURY EQUITY INCOME FUND
    2015       1,164,853  $ 21.44  to   $  30.10  $ 30,961,715    --     to   1.25%    0.77%    to   2.06%
    2014       1,919,063    15.72  to      21.63    31,464,660  0.15%    to   1.25%    2.21%    to   3.04%
    2013       1,874,866    19.54  to      22.39    28,853,701  0.35%    to   1.25%    2.03%    to   2.36%
    2012       1,213,733    16.59  to      18.81    25,041,468  0.35%    to   1.25%    2.35%    to   2.49%
    2011       1,178,467    15.10  to      16.92    22,107,391  0.35%    to   1.25%    2.51%    to   2.53%

AMERICAN CENTURY GROWTH FUND
    2015       1,732,986    15.91  to      28.98    28,285,537    --     to   1.25%    0.11%    to   0.35%
    2014       1,662,394    15.21  to      28.13    26,003,516    --     to   1.25%    0.03%    to   0.30%
    2013       1,575,795    13.68  to      25.67    22,234,676    --     to   1.25%    0.13%    to   0.40%
    2012       1,450,556    10.57  to      20.14    15,891,498    --     to   1.25%    0.90%    to   1.06%
    2011           5,491    17.95  to      18.33        99,588  0.50%    to   1.25%    0.26%    to   0.79%

AMERICAN CENTURY ULTRA(R) FUND
    2015          13,450    17.61  to      19.50       256,044  0.35%    to   1.25%    0.00%    to   0.00%
    2014           8,779    16.84  to      18.48       157,118  0.35%    to   1.25%    0.09%    to   0.13%
    2013           6,155    15.55  to      16.92       100,206  0.35%    to   1.25%    0.05%    to   0.08%
    2012           6,335    11.53  to      12.43        75,069  0.35%    to   1.25%    0.49%    to   0.64%
    2011           5,021    10.25  to      10.95        52,581  0.35%    to   1.25%      --     to     --

AMERICAN CENTURY VP BALANCED FUND
    2015          10,703    15.64  to      15.64       167,356  0.70%    to   0.70%    1.71%    to   1.71%
    2014          12,788    16.16  to      16.16       206,666  0.70%    to   0.70%    1.54%    to   1.54%
    2013           9,474    14.82  to      14.82       140,362  0.70%    to   0.70%    1.57%    to   1.57%
    2012          11,216    12.71  to      12.71       142,505  0.70%    to   0.70%    1.94%    to   1.94%
    2011          16,707    11.44  to      11.44       191,193  0.70%    to   0.70%    2.26%    to   2.26%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  ------------------------
AMERICAN CENTURY EQUITY INCOME FUND
    2015       (0.90)%   to    2.31%
    2014        5.59%    to   10.70%
    2013       17.82%    to   19.04%
    2012        9.85%    to   11.12%
    2011        2.02%    to    3.21%

AMERICAN CENTURY GROWTH FUND
    2015        3.02%    to    4.59%
    2014        9.57%    to   11.21%
    2013       27.48%    to   29.37%
    2012        5.73%    to   12.23%
    2011       (2.39)%   to   (1.65)%

AMERICAN CENTURY ULTRA(R) FUND
    2015        4.56%    to    5.52%
    2014        8.28%    to    9.22%
    2013       34.89%    to   36.11%
    2012       12.48%    to   13.49%
    2011       (0.30)%   to    0.60%

AMERICAN CENTURY VP BALANCED FUND
    2015       (3.24)%   to   (3.24)%
    2014        9.05%    to    9.05%
    2013       16.61%    to   16.61%
    2012       11.02%    to   11.02%
    2011        4.60%    to    4.60%



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                                   SA-398

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
                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
AMERICAN CENTURY VP INTERNATIONAL FUND
    2015             732  $ 12.84  to   $  12.84  $      9,403  0.70%    to   0.70%    0.36%    to   0.36%
    2014             642    12.83  to      12.83         8,239  0.70%    to   0.70%      --     to     --

AMERICAN CENTURY SMALL CAP VALUE FUND
    2015         249,006    18.30  to      22.48     4,599,606    --     to   1.25%    0.12%    to   0.40%
    2014         227,504    18.80  to      23.45     4,332,189    --     to   1.25%    0.37%    to   0.63%
    2013         198,417    18.01  to      22.79     3,630,862    --     to   1.25%    0.67%    to   0.95%
    2012         184,903    13.35  to      17.16     2,518,912    --     to   1.25%    1.25%    to   1.48%
    2011         149,874    11.44  to      14.93     1,728,893    --     to   1.25%    0.78%    to   0.84%

AMERICAN CENTURY LARGE COMPANY VALUE FUND
    2015           3,253    11.89  to      14.43        39,373  0.75%    to   1.25%    0.91%    to   1.02%
    2014           3,414    12.49  to      15.23        44,098  0.75%    to   1.25%    1.11%    to   1.14%
    2013           4,122    11.18  to      13.70        47,669  0.75%    to   1.25%    0.38%    to   1.51%
    2012           6,001     8.46  to      10.59        51,468  1.05%    to   1.25%    1.67%    to   1.77%
    2011           6,582     7.35  to       9.22        48,794  1.05%    to   1.25%    1.59%    to   1.60%

AMERICAN CENTURY INFLATION-ADJUSTED BOND FUND
    2015          11,364    12.43  to      12.91       138,973  0.85%    to   1.25%    0.73%    to   0.74%
    2014           9,814    12.88  to      13.33       124,245  0.85%    to   1.25%    1.02%    to   1.37%
    2013          11,519    12.35  to      12.74       143,759  1.05%    to   1.25%    0.53%    to   0.97%
    2012          14,512    14.23  to      14.23       206,447  1.25%    to   1.25%    2.08%    to   2.08%
    2011          11,696    13.53  to      13.53       158,278  1.25%    to   1.25%    3.71%    to   3.71%

AMERICAN CENTURY EQUITY GROWTH FUND
    2015           6,052    14.70  to      16.52        92,135    --     to   1.25%    0.45%    to   1.16%
    2014           2,809    14.20  to      17.49        46,957  1.05%    to   1.25%    0.93%    to   1.09%
    2013           4,898    12.69  to      15.67        75,191  1.05%    to   1.25%    1.19%    to   1.24%
    2012           5,001     9.67  to      11.96        58,629  1.05%    to   1.25%    1.15%    to   1.63%
    2011           4,200    10.44  to      10.44        43,855  1.25%    to   1.25%    1.21%    to   1.21%

AMERICAN CENTURY VP INCOME & GROWTH FUND
    2015          21,221    15.32  to      15.32       325,045  0.70%    to   0.70%    2.10%    to   2.10%
    2014          22,377    16.34  to      16.34       365,711  0.70%    to   0.70%    2.23%    to   2.23%
    2013          18,837    14.63  to      14.63       275,567  0.70%    to   0.70%    2.23%    to   2.23%
    2012          18,220    10.85  to      10.85       197,625  0.70%    to   0.70%    2.11%    to   2.11%
    2011          19,323     9.52  to       9.52       183,939  0.70%    to   0.70%    1.54%    to   1.54%

AMERICAN CENTURY VP ULTRA FUND
    2015          33,382    19.89  to      19.89       663,935  0.70%    to   0.70%    0.44%    to   0.44%
    2014          33,148    18.85  to      18.85       624,740  0.70%    to   0.70%    0.36%    to   0.36%
    2013          31,085    17.25  to      17.25       536,355  0.70%    to   0.70%    0.53%    to   0.53%
    2012          31,969    12.68  to      12.68       405,249  0.70%    to   0.70%      --     to     --
    2011          34,013    11.20  to      11.20       381,116  0.70%    to   0.70%      --     to     --

AMERICAN CENTURY VP VALUE FUND
    2015          51,098    15.75  to      15.75       804,667  0.70%    to   0.70%    2.14%    to   2.14%
    2014          51,464    16.50  to      16.50       849,093  0.70%    to   0.70%    1.60%    to   1.60%
    2013          49,706    14.69  to      14.69       730,329  0.70%    to   0.70%    1.67%    to   1.67%
    2012          48,074    11.23  to      11.23       539,991  0.70%    to   0.70%    1.85%    to   1.85%
    2011          80,835     9.87  to       9.87       798,034  0.70%    to   0.70%    2.01%    to   2.01%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
AMERICAN CENTURY VP INTERNATIONAL FUND
    2015        0.05%    to     0.05%
    2014       (6.15)%   to    (6.15)%

AMERICAN CENTURY SMALL CAP VALUE FUND
    2015       (4.13)%   to    (2.67)%
    2014        2.89%    to     4.39%
    2013       32.83%    to    34.91%
    2012       14.90%    to    16.70%
    2011       (8.06)%   to    (6.73)%

AMERICAN CENTURY LARGE COMPANY VALUE FUND
    2015       (5.28)%   to    (4.79)%
    2014       11.17%    to    11.74%
    2013       29.33%    to    29.97%
    2012       14.89%    to    15.12%
    2011       (0.22)%   to    (0.02)%

AMERICAN CENTURY INFLATION-ADJUSTED BOND FUND
    2015       (3.52)%   to    (3.15)%
    2014       (2.86)%   to     1.10%
    2013      (10.44)%   to   (10.26)%
    2012        5.12%    to     5.12%
    2011       11.24%    to    11.24%

AMERICAN CENTURY EQUITY GROWTH FUND
    2015       (5.57)%   to    (2.34)%
    2014       11.62%    to    11.88%
    2013       30.99%    to    31.25%
    2012       14.55%    to    14.78%
    2011        2.56%    to     2.56%

AMERICAN CENTURY VP INCOME & GROWTH FUND
    2015       (6.26)%   to    (6.26)%
    2014       11.71%    to    11.71%
    2013       34.87%    to    34.87%
    2012       13.94%    to    13.94%
    2011        2.39%    to     2.39%

AMERICAN CENTURY VP ULTRA FUND
    2015        5.51%    to     5.51%
    2014        9.26%    to     9.26%
    2013       36.12%    to    36.12%
    2012       13.13%    to    13.13%
    2011        0.36%    to     0.36%

AMERICAN CENTURY VP VALUE FUND
    2015       (4.56)%   to    (4.56)%
    2014       12.31%    to    12.31%
    2013       30.81%    to    30.81%
    2012       13.78%    to    13.78%
    2011        0.31%    to     0.31%



--------------------------------------------------------------------------------
                                   SA-399

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
AMERICAN CENTURY MID CAP VALUE FUND
    2015          28,160  $ 18.61  to   $  20.02  $    544,313    --     to   1.25%    0.59%    to   1.00%
    2014          14,326    19.19  to      20.25       281,039  0.15%    to   1.25%    0.89%    to   0.94%
    2013          13,319    16.75  to      17.47       227,012  0.15%    to   1.25%    1.14%    to   1.28%
    2012          14,031    13.08  to      13.49       185,854  0.15%    to   1.25%    0.60%    to   1.94%
    2011           2,701    11.40  to      11.64        31,097  0.15%    to   1.25%    1.27%    to   1.44%

INVESCO V.I. SMALL CAP EQUITY FUND
    2015          12,069    14.55  to      14.55       175,633  0.70%    to   0.70%      --     to     --
    2014          13,547    15.51  to      15.51       210,118  0.70%    to   0.70%      --     to     --
    2013          20,724    15.26  to      15.26       316,239  0.70%    to   0.70%    0.01%    to   0.01%
    2012          20,491    11.18  to      11.18       229,054  0.70%    to   0.70%      --     to     --
    2011          23,506     9.88  to       9.88       232,322  0.70%    to   0.70%      --     to     --

INVESCO V.I. DIVERSIFIED DIVIDEND FUND
    2015           8,749    16.49  to      16.49       144,250  0.70%    to   0.70%    1.75%    to   1.75%
    2014           7,229    16.27  to      16.27       117,602  0.70%    to   0.70%    1.82%    to   1.82%
    2013          11,787    14.52  to      14.52       171,152  0.70%    to   0.70%    2.81%    to   2.81%
    2012           1,671    11.16  to      11.16        18,646  0.70%    to   0.70%    2.05%    to   2.05%
    2011           1,106     9.46  to       9.46        10,469  0.70%    to   0.70%      --     to     --

INVESCO EUROPEAN GROWTH FUND
    2015          45,735    10.76  to      15.32       505,528  0.35%    to   1.25%    1.46%    to   1.46%
    2014          45,287    10.33  to      14.83       483,431  0.35%    to   1.25%    1.25%    to   1.82%
    2013          60,547    11.05  to      16.01       683,745  0.35%    to   1.25%    1.10%    to   1.62%
    2012          57,528     8.98  to      13.12       540,088  0.35%    to   1.25%    1.36%    to   1.81%
    2011          71,876     7.44  to      10.98       566,021  0.35%    to   1.25%    3.18%    to   3.41%

INVESCO INTERNATIONAL GROWTH FUND
    2015          26,398    11.64  to      14.70       351,214  0.15%    to   1.25%      --     to   1.14%
    2014         110,184    11.97  to      15.28     1,363,016  0.15%    to   1.25%    1.26%    to   1.47%
    2013         139,861    12.00  to      15.49     1,698,576  0.15%    to   1.25%    1.23%    to   1.35%
    2012          69,465    10.13  to      13.22       737,057  0.15%    to   1.25%    1.09%    to   1.38%
    2011          51,363     8.81  to      11.62       479,698  0.15%    to   1.25%    1.25%    to   1.41%

INVESCO MID CAP CORE EQUITY FUND
    2015          15,570    14.26  to      15.60       249,601  0.50%    to   1.25%    0.03%    to   0.04%
    2014          14,730    14.98  to      16.52       248,186  0.50%    to   1.25%      --     to   0.01%
    2013          20,467    14.40  to      16.00       325,057  0.50%    to   1.25%      --     to     --
    2012          19,912    11.20  to      12.54       249,821  0.50%    to   1.25%    0.42%    to   0.57%
    2011          20,106    10.20  to      11.51       231,798  0.50%    to   1.25%      --     to     --

INVESCO SMALL CAP GROWTH FUND
    2015          91,214    10.54  to      34.18     1,236,411  0.35%    to   1.25%      --     to     --
    2014          83,566    10.77  to      35.26     1,118,320  0.35%    to   1.25%      --     to     --
    2013          57,308    19.06  to      33.16     1,227,505  0.50%    to   1.25%    0.06%    to   0.06%
    2012          78,120    13.69  to      23.99     1,145,583  0.50%    to   1.25%      --     to     --
    2011          58,249    11.63  to      20.53       688,780  0.50%    to   1.25%      --     to     --

INVESCO REAL ESTATE FUND
    2015         248,643    20.85  to      36.17     6,584,943    --     to   1.25%    1.09%    to   1.54%
    2014         239,057    20.43  to      36.01     6,302,368    --     to   1.25%    0.83%    to   1.21%
    2013         210,338    15.88  to      28.46     4,658,656    --     to   1.25%    1.05%    to   1.47%
    2012         218,390    15.54  to      28.31     4,813,475    --     to   1.25%    0.38%    to   0.79%
    2011         202,881    22.89  to      24.60     3,961,530    --     to   1.25%    0.81%    to   1.25%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  ------------------------
AMERICAN CENTURY MID CAP VALUE FUND
    2015       (3.80)%   to   (3.01)%
    2014       14.59%    to   15.88%
    2013       28.09%    to   29.51%
    2012       14.67%    to   15.94%
    2011       (2.20)%   to   (1.12)%

INVESCO V.I. SMALL CAP EQUITY FUND
    2015       (6.17)%   to   (6.17)%
    2014        1.64%    to    1.64%
    2013       36.51%    to   36.51%
    2012       13.10%    to   13.10%
    2011       (1.42)%   to   (1.42)%

INVESCO V.I. DIVERSIFIED DIVIDEND FUND
    2015        1.34%    to    1.34%
    2014       12.04%    to   12.04%
    2013       30.12%    to   30.12%
    2012       17.90%    to   17.90%
    2011       (5.35)%   to   (5.35)%

INVESCO EUROPEAN GROWTH FUND
    2015        3.29%    to    4.20%
    2014       (7.36)%   to   (6.52)%
    2013       22.01%    to   23.11%
    2012       19.58%    to   20.66%
    2011       (6.25)%   to   (5.40)%

INVESCO INTERNATIONAL GROWTH FUND
    2015       (3.79)%   to   (2.75)%
    2014       (1.33)%   to   (0.25)%
    2013       17.22%    to   18.51%
    2012       13.72%    to   14.98%
    2011       (8.20)%   to   (7.18)%

INVESCO MID CAP CORE EQUITY FUND
    2015       (5.55)%   to   (4.84)%
    2014        3.22%    to    4.00%
    2013       27.59%    to   28.55%
    2012        9.01%    to    9.83%
    2011       (7.41)%   to   (6.71)%

INVESCO SMALL CAP GROWTH FUND
    2015       (3.06)%   to   (2.12)%
    2014        4.92%    to    6.33%
    2013       38.17%    to   39.22%
    2012       16.88%    to   17.75%
    2011       (2.50)%   to   (1.73)%

INVESCO REAL ESTATE FUND
    2015        0.45%    to    2.07%
    2014       26.52%    to   28.65%
    2013        0.52%    to    2.18%
    2012       15.10%    to   16.99%
    2011        6.24%    to    8.05%



--------------------------------------------------------------------------------
                                   SA-400

---------------------------------------------------------------------------

                                                                                            INVESTMENT
                                   UNIT                                EXPENSE                INCOME
                                FAIR VALUE                         RATIO LOWEST TO        RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*               HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  -----------------------
INVESCO SMALL CAP EQUITY FUND
    2015          62,433  $ 15.29  to   $  16.61  $    938,387    --     to   1.25%      --     to      --
    2014          55,793    17.09  to      17.82       896,834  0.35%    to   1.25%      --     to      --
    2013          41,981    16.78  to      17.66       654,089  0.35%    to   1.25%      --     to      --
    2012          43,193    11.28  to      13.08       495,074  0.50%    to   1.25%      --     to      --
    2011          30,605     9.99  to      11.67       321,119  0.50%    to   1.25%      --     to      --

INVESCO DEVELOPING MARKETS FUND
    2015         173,168     9.43  to      10.15     1,732,462    --     to   1.25%    0.98%    to    3.16%
    2014          90,774    11.75  to      12.27     1,101,171  0.35%    to   1.25%    1.07%    to    1.99%
    2013          23,686    12.30  to      12.73       294,907  0.35%    to   1.25%    0.74%    to    1.20%
    2012          43,944    12.87  to      13.09       571,508  0.65%    to   1.25%    0.83%    to    0.89%
    2011          31,948    10.90  to      11.00       350,692  0.75%    to   1.25%    0.96%    to    1.35%

AMERICAN CENTURY DIVERSIFIED BOND FUND
    2015           4,642    11.22  to      11.48        52,236  0.85%    to   1.25%    2.42%    to    2.46%
    2014           3,950    11.36  to      11.58        45,011  0.85%    to   1.25%    1.94%    to    2.24%
    2013           5,026    10.89  to      10.97        54,952  1.05%    to   1.25%    2.06%    to    2.06%
    2012           4,409    11.32  to      11.39        50,084  1.05%    to   1.25%    2.24%    to    2.39%
    2011           1,440    10.94  to      10.94        15,750  1.25%    to   1.25%    3.45%    to    3.45%

AMERICAN CENTURY PRIME MONEY MARKET FUND
    2015         107,873     9.30  to      10.01     1,057,924    --     to   1.25%    0.01%    to    0.01%
    2014          58,110     9.42  to      10.01       569,665    --     to   1.25%    0.01%    to    0.01%
    2013          94,860     9.53  to      10.00       933,865    --     to   1.25%    0.01%    to    0.01%
    2012          33,719     9.65  to      10.00       329,511    --     to   1.25%    0.01%    to    0.01%
    2011          20,215     9.77  to      10.00       199,417    --     to   1.25%      --     to    0.01%

DOMINI SOCIAL EQUITY FUND
    2015          30,833    15.39  to      51.72     1,289,810    --     to   1.25%    0.55%    to    0.77%
    2014          40,335    16.81  to      18.45       734,397  0.35%    to   1.25%    1.71%    to    1.95%
    2013           4,592    14.93  to      16.24        71,769  0.35%    to   1.25%      --     to    1.02%
    2012           1,863    11.38  to      11.72        21,339  0.85%    to   1.25%    0.45%    to    0.59%
    2011             669    10.35  to      10.62         7,016  0.85%    to   1.25%    0.52%    to    0.56%

AB GLOBAL BOND FUND+
    2015           2,930    11.11  to      11.53        33,137  0.50%    to   1.25%    3.66%    to    3.77%
    2014           3,399    11.20  to      11.53        38,616  0.50%    to   1.25%    4.78%    to    5.76%
    2013           2,059    10.61  to      10.76        22,081  0.75%    to   1.25%    1.25%    to    2.35%
    2012           1,175    10.97  to      11.06        12,986  0.85%    to   1.25%    2.41%    to    2.59%
    2011             699    10.42  to      10.42         7,282  0.85%    to   0.85%    1.42%    to    1.42%

AB GLOBAL RISK ALLOCATION FUND+
    2015          11,381    14.27  to      14.58       172,835    --     to   1.25%    0.06%    to    0.06%
    2014          14,802    14.82  to      15.32       221,956    --     to   1.25%    6.41%    to   10.25%
    2013          12,626    14.46  to      16.18       179,644  0.35%    to   1.25%    0.35%    to    0.36%
    2012          11,433    13.81  to      14.65       165,432    --     to   1.25%    1.10%    to    1.45%
    2011          12,285    12.79  to      14.06       158,379  0.35%    to   1.25%    1.78%    to    1.80%

AB GROWTH AND INCOME FUND+
    2015           7,291    16.67  to      17.66       120,155  0.65%    to   1.25%    1.00%    to    1.35%
    2014           5,479    16.69  to      17.57        87,671  0.65%    to   1.25%    0.83%    to    0.84%
    2013           5,830    15.52  to      16.24        84,319  0.65%    to   1.25%    0.52%    to    1.06%
    2012           9,213    11.71  to      12.18        93,260  0.65%    to   1.25%    0.62%    to    1.01%
    2011           9,142    10.09  to      10.43        78,598  0.65%    to   1.25%    1.25%    to    1.34%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
INVESCO SMALL CAP EQUITY FUND
    2015       (6.80)%   to    (2.86)%
    2014        0.89%    to     1.83%
    2013       34.98%    to    36.20%
    2012       12.09%    to    12.94%
    2011       (1.65)%   to    (0.91)%

INVESCO DEVELOPING MARKETS FUND
    2015      (19.95)%   to   (19.71)%
    2014       (4.48)%   to    (3.59)%
    2013       (4.42)%   to    (3.55)%
    2012       18.03%    to    18.74%
    2011      (12.44)%   to   (12.00)%

AMERICAN CENTURY DIVERSIFIED BOND FUND
    2015       (1.25)%   to    (0.83)%
    2014        0.56%    to     4.34%
    2013       (3.84)%   to    (3.65)%
    2012        3.55%    to     3.75%
    2011        5.71%    to     5.71%

AMERICAN CENTURY PRIME MONEY MARKET FUND
    2015       (1.27)%   to    (0.04)%
    2014       (1.19)%   to     0.05%
    2013       (1.23)%   to     0.01%
    2012       (1.23)%   to     0.01%
    2011       (1.23)%   to     0.01%

DOMINI SOCIAL EQUITY FUND
    2015       (8.45)%   to    (1.77)%
    2014       12.56%    to    13.58%
    2013       31.20%    to    32.39%
    2012        9.95%    to    10.39%
    2011       (0.51)%   to    (0.11)%

AB GLOBAL BOND FUND+
    2015       (0.78)%   to    (0.02)%
    2014        4.24%    to     5.55%
    2013       (3.37)%   to    (2.88)%
    2012        5.71%    to     6.13%
    2011        4.19%    to     4.19%

AB GLOBAL RISK ALLOCATION FUND+
    2015       (4.84)%   to    (3.70)%
    2014        1.07%    to     5.98%
    2013       (1.31)%   to    (0.42)%
    2012       14.50%    to    15.94%
    2011        5.05%    to     6.00%

AB GROWTH AND INCOME FUND+
    2015       (0.10)%   to     0.49%
    2014        7.52%    to     8.16%
    2013       32.62%    to    33.41%
    2012       16.07%    to    16.77%
    2011        4.27%    to     4.89%



--------------------------------------------------------------------------------
                                   SA-401

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
AB INTERNATIONAL GROWTH FUND+
    2015          40,486  $  8.66  to   $  11.15  $    378,529  0.35%    to   1.25%      --     to     --
    2014          36,091     8.88  to      11.53       373,124  0.35%    to   1.25%      --     to     --
    2013          45,818     9.04  to      11.85       484,157  0.35%    to   1.25%    0.77%    to   0.98%
    2012          49,790     8.00  to      10.59       482,836  0.35%    to   1.25%    0.78%    to   0.83%
    2011          50,434     6.96  to       9.29       433,807  0.35%    to   1.25%    0.78%    to   0.86%

AB INTERNATIONAL VALUE FUND+
    2015         106,091     9.78  to      12.27     1,058,736    --     to   1.25%    1.09%    to   1.32%
    2014         127,611     9.66  to      12.14     1,231,559    --     to   1.25%    2.14%    to   2.95%
    2013         144,363    10.47  to      13.41     1,504,030    --     to   1.25%    4.97%    to   5.01%
    2012         145,778     8.68  to      11.52     1,241,312    --     to   1.25%    3.25%    to   3.27%
    2011         149,444     7.70  to      10.40     1,105,242    --     to   1.25%    0.31%    to   3.70%

AB GROWTH FUND+
    2015           3,755    16.53  to      18.51        61,721  0.50%    to   1.25%      --     to     --
    2014           2,921    15.27  to      17.23        44,455  0.50%    to   1.25%      --     to     --
    2013           2,175    13.59  to      15.45        29,374  0.50%    to   1.25%      --     to     --
    2012           3,793     9.93  to      10.24        38,480  0.50%    to   1.05%      --     to     --
    2011           3,978     8.85  to       9.08        35,913  0.50%    to   1.05%      --     to     --

AB DISCOVERY GROWTH FUND+
    2015          12,546    19.39  to      20.54       246,100  0.65%    to   1.25%      --     to     --
    2014          10,559    19.81  to      20.85       211,939  0.65%    to   1.25%      --     to     --
    2013           9,458    19.52  to      20.42       187,241  0.65%    to   1.25%      --     to     --
    2012           8,693    14.28  to      14.85       126,074  0.65%    to   1.25%      --     to     --
    2011           8,586    12.61  to      13.03       108,470  0.65%    to   1.25%      --     to     --

AB DISCOVERY VALUE FUND+
    2015          54,543    16.10  to      17.25       909,311  0.35%    to   1.25%      --     to     --
    2014          59,913    17.32  to      18.39     1,067,625  0.35%    to   1.25%    0.43%    to   0.45%
    2013          58,312    16.15  to      16.99       964,176  0.35%    to   1.25%    0.21%    to   0.22%
    2012          54,739    11.91  to      12.34       664,773  0.50%    to   1.25%    0.31%    to   0.39%
    2011          47,500    10.22  to      10.50       491,781  0.50%    to   1.25%    0.16%    to   0.21%

AB VALUE FUND+
    2015             597     9.69  to      10.33         5,810  0.50%    to   1.25%    1.11%    to   1.31%
    2014             717    10.62  to      11.25         7,628  0.50%    to   1.25%    2.22%    to   2.68%
    2013             468     9.64  to      10.03         4,524  0.65%    to   1.25%    1.24%    to   1.42%
    2012             266     7.19  to       7.44         1,915  0.65%    to   1.25%    2.00%    to   2.43%
    2011              99     6.34  to       6.52           629  0.65%    to   1.25%    1.39%    to   1.76%

AB HIGH INCOME FUND+
    2015          29,713    11.79  to      12.23       355,875  0.50%    to   1.25%    6.81%    to   6.86%
    2014           5,100    21.02  to      21.96       107,992  0.50%    to   1.25%      --     to   3.70%
    2013           4,871    20.65  to      21.41       101,560  0.50%    to   1.25%    1.65%    to   3.15%
    2012          12,335    18.46  to      19.00       228,563  0.50%    to   1.25%    2.42%    to   2.71%
    2011          11,247    16.89  to      17.25       190,264  0.50%    to   1.25%    2.58%    to   3.12%

AMERICAN FUNDS AMCAP FUND(R)
    2015         210,072    17.22  to      18.02     3,539,011    --     to   1.25%      --     to     --
    2014         220,312    17.14  to      18.16     3,733,943    --     to   1.25%      --     to     --
    2013         236,347    15.34  to      16.46     3,623,928    --     to   1.25%    0.01%    to   0.01%
    2012         238,733    11.25  to      12.22     2,714,777    --     to   1.25%    0.16%    to   0.16%
    2011         218,548     9.75  to      10.72     2,152,054    --     to   1.25%      --     to   0.10%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
AB INTERNATIONAL GROWTH FUND+
    2015       (3.30)%   to    (2.50)%
    2014       (2.67)%   to    (1.81)%
    2013       11.89%    to    12.91%
    2012       13.97%    to    15.00%
    2011      (17.55)%   to   (16.80)%

AB INTERNATIONAL VALUE FUND+
    2015        1.07%    to     1.24%
    2014       (9.47)%   to    (7.75)%
    2013       16.41%    to    20.55%
    2012       10.77%    to    12.79%
    2011      (23.87)%   to   (21.19)%

AB GROWTH FUND+
    2015        7.43%    to     8.25%
    2014       11.50%    to    12.35%
    2013       31.76%    to    32.75%
    2012       12.15%    to    12.77%
    2011       (0.02)%   to     0.53%

AB DISCOVERY GROWTH FUND+
    2015       (2.10)%   to    (1.49)%
    2014        1.48%    to     2.12%
    2013       36.74%    to    37.56%
    2012       13.25%    to    13.93%
    2011        2.35%    to     2.97%

AB DISCOVERY VALUE FUND+
    2015       (7.07)%   to    (6.22)%
    2014        7.24%    to     8.24%
    2013       35.52%    to    36.74%
    2012       16.59%    to    17.47%
    2011       (9.54)%   to    (8.86)%

AB VALUE FUND+
    2015       (8.80)%   to    (8.14)%
    2014        8.56%    to    10.17%
    2013       34.03%    to    34.84%
    2012       13.43%    to    14.11%
    2011       (5.19)%   to    (4.62)%

AB HIGH INCOME FUND+
    2015       (5.20)%   to    (4.51)%
    2014        1.81%    to     2.58%
    2013       11.86%    to    12.71%
    2012        9.31%    to    10.13%
    2011       (3.97)%   to    (3.24)%

AMERICAN FUNDS AMCAP FUND(R)
    2015       (0.77)%   to     0.47%
    2014       10.34%    to    11.74%
    2013       34.68%    to    36.37%
    2012       13.95%    to    15.39%
    2011       (1.24)%   to       --



--------------------------------------------------------------------------------
                                   SA-402

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
AMERICAN FUNDS AMERICAN BALANCED FUND(R)
    2015         510,987  $ 15.99  to   $  16.45  $  7,907,688  0.35%    to   1.25%    1.26%    to   1.28%
    2014         491,955    15.84  to      16.44     7,631,667  0.35%    to   1.25%    1.18%    to   1.19%
    2013         481,185    14.65  to      15.34     6,976,223  0.35%    to   1.25%    0.31%    to   1.36%
    2012         498,178    11.61  to      12.80     6,033,123  0.50%    to   1.25%    1.62%    to   1.66%
    2011         512,405    10.25  to      11.39     5,474,747  0.50%    to   1.25%    1.85%    to   1.87%

AMERICAN FUNDS CAPITAL INCOME BUILDER(R)
    2015       1,427,203    12.65  to      13.88    18,005,021    --     to   1.25%    3.05%    to   3.10%
    2014       1,468,194    13.08  to      14.53    19,337,051    --     to   1.25%    4.24%    to   4.25%
    2013       1,701,330    12.32  to      13.85    21,128,855    --     to   1.25%    3.13%    to   3.19%
    2012       1,689,903    10.76  to      12.25    18,742,554    --     to   1.25%    3.85%    to   3.92%
    2011       1,624,171     9.65  to      11.13    16,316,397    --     to   1.25%    1.55%    to   3.77%

AMERICAN FUNDS EUROPACIFIC GROWTH FUND
    2015       1,992,981    19.62  to      44.50    30,924,126    --     to   1.25%    1.15%    to   1.32%
    2014       1,899,245    20.09  to      46.24    29,977,679    --     to   1.25%    1.01%    to   1.41%
    2013       1,824,070    20.95  to      48.13    30,131,506    --     to   1.25%    0.53%    to   0.71%
    2012       1,653,487    17.71  to      40.45    22,855,760    --     to   1.25%    1.57%    to   1.98%
    2011       1,415,514    15.08  to      34.52    16,678,275    --     to   1.25%    1.31%    to   2.24%

AMERICAN FUNDS FUNDAMENTAL INVESTORS FUND(SM)
    2015       1,104,398    15.51  to      17.28    16,792,292    --     to   1.25%    1.06%    to   1.12%
    2014       1,134,261    15.05  to      16.98    16,971,847    --     to   1.25%    1.41%    to   1.46%
    2013       1,291,658    13.87  to      15.84    18,146,141    --     to   1.25%    1.02%    to   1.08%
    2012       1,229,459    10.58  to      12.23    13,501,671    --     to   1.25%    1.34%    to   1.60%
    2011       1,096,397     9.06  to      10.61    10,418,099    --     to   1.25%    1.32%    to   1.37%

AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
    2015         510,237    15.33  to      17.43     7,862,907    --     to   1.25%    0.34%    to   0.37%
    2014         471,922    14.60  to      16.81     6,996,567    --     to   1.25%    0.24%    to   0.27%
    2013         450,716    14.20  to      16.55     6,674,426    --     to   1.25%    0.56%    to   0.59%
    2012         430,513    11.23  to      13.25     5,135,293    --     to   1.25%    0.86%    to   0.86%
    2011         406,238     9.10  to      11.15     4,036,380  0.15%    to   1.25%    0.75%    to   0.75%

AMERICAN FUNDS THE BOND FUND OF AMERICA(R)
    2015         441,103    11.81  to      11.94     5,217,034  0.35%    to   1.25%    1.65%    to   1.65%
    2014         416,482    11.97  to      11.99     4,977,671  0.35%    to   1.25%    1.84%    to   1.85%
    2013         473,179    11.43  to      11.52     5,436,100  0.35%    to   1.25%    2.01%    to   2.03%
    2012         512,086    11.74  to      11.94     6,090,560  0.35%    to   1.25%    2.25%    to   2.27%
    2011         504,468    11.17  to      11.45     5,728,093  0.35%    to   1.25%    3.06%    to   3.07%

AMERICAN FUNDS THE GROWTH FUND OF AMERICA(R)
    2015       2,164,008    19.78  to      40.62    43,262,105    --     to   1.25%    0.23%    to   0.23%
    2014       2,188,048    19.07  to      42.02    41,816,440    --     to   1.25%    0.03%    to   0.03%
    2013       2,240,236    17.73  to      42.39    39,892,293    --     to   1.25%    0.03%    to   0.03%
    2012       2,292,916    13.45  to      33.89    31,059,167    --     to   1.25%    0.51%    to   0.61%
    2011       3,425,752    11.33  to      28.33    37,929,477    --     to   1.25%    0.35%    to   0.73%

AMERICAN FUNDS THE INCOME FUND OF AMERICA(R)
    2015         925,598    13.60  to      15.01    12,603,044  0.35%    to   1.25%    2.68%    to   2.75%
    2014         952,812    13.90  to      15.49    13,371,186  0.35%    to   1.25%    3.09%    to   3.25%
    2013         936,924    12.92  to      14.52    12,402,710  0.35%    to   1.25%    3.02%    to   3.43%
    2012         912,564    11.01  to      12.49    10,363,025  0.35%    to   1.25%    3.48%    to   3.54%
    2011         847,808     9.90  to      11.33     8,717,190  0.35%    to   1.25%    3.82%    to   3.86%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
AMERICAN FUNDS AMERICAN BALANCED FUND(R)
    2015        0.08%    to     0.96%
    2014        7.18%    to     8.10%
    2013       19.82%    to    20.90%
    2012       12.42%    to    13.26%
    2011        2.21%    to     2.98%

AMERICAN FUNDS CAPITAL INCOME BUILDER(R)
    2015       (4.47)%   to    (3.25)%
    2014        4.93%    to     6.20%
    2013       13.08%    to    14.50%
    2012       10.04%    to    11.42%
    2011        1.19%    to     2.46%

AMERICAN FUNDS EUROPACIFIC GROWTH FUND
    2015       (3.76)%   to    (2.36)%
    2014       (4.12)%   to    (3.93)%
    2013       18.30%    to    18.99%
    2012       17.18%    to    17.41%
    2011      (14.93)%   to   (13.61)%

AMERICAN FUNDS FUNDAMENTAL INVESTORS FUND(SM)
    2015        1.75%    to     3.07%
    2014        7.19%    to     8.54%
    2013       29.46%    to    31.09%
    2012       15.33%    to    16.78%
    2011       (3.43)%   to    (2.22)%

AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
    2015        3.68%    to     5.03%
    2014        1.55%    to     2.84%
    2013       24.85%    to    26.42%
    2012       18.90%    to    20.40%
    2011       (9.08)%   to    (8.07)%

AMERICAN FUNDS THE BOND FUND OF AMERICA(R)
    2015       (1.32)%   to    (0.43)%
    2014        3.91%    to     4.89%
    2013       (3.51)%   to    (2.64)%
    2012        4.24%    to     5.18%
    2011        4.84%    to     5.78%

AMERICAN FUNDS THE GROWTH FUND OF AMERICA(R)
    2015       (3.33)%   to     3.73%
    2014       (0.87)%   to     7.56%
    2013       25.08%    to    31.77%
    2012       18.70%    to    19.63%
    2011       (6.32)%   to    (4.87)%

AMERICAN FUNDS THE INCOME FUND OF AMERICA(R)
    2015       (3.07)%   to    (2.17)%
    2014        6.69%    to     7.61%
    2013       16.30%    to    17.35%
    2012       10.20%    to    11.19%
    2011        3.89%    to     4.83%



--------------------------------------------------------------------------------
                                   SA-403

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA(R)
    2015         633,649  $ 14.32  to   $  15.61  $  9,119,596  0.35%    to   1.25%    1.29%    to   1.33%
    2014         602,781    14.63  to      16.10     9,028,096  0.35%    to   1.25%    1.40%    to   1.49%
    2013         656,592    13.14  to      14.59     9,034,561  0.35%    to   1.25%    1.47%    to   1.52%
    2012         690,557    10.07  to      11.20     7,291,355    --     to   1.25%    2.10%    to   2.12%
    2011         637,270     8.71  to       9.84     5,874,147  0.35%    to   1.25%    1.73%    to   1.76%

AMERICAN FUNDS THE NEW ECONOMY FUND(R)
    2015         127,512    17.48  to      19.66     2,242,472    --     to   1.25%    0.05%    to   0.05%
    2014         162,533    16.89  to      19.24     2,797,537    --     to   1.25%    0.23%    to   0.37%
    2013         139,924    16.21  to      18.69     2,320,040    --     to   1.25%    0.20%    to   0.22%
    2012         103,114    11.34  to      13.24     1,213,178    --     to   1.25%    0.32%    to   0.32%
    2011         105,207     9.17  to      10.85     1,002,580    --     to   1.25%    0.12%    to   0.19%

AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND(SM)
    2015         294,654    14.78  to      16.17     4,426,605    --     to   1.25%    1.56%    to   1.71%
    2014         305,080    14.85  to      16.46     4,695,594    --     to   1.25%    1.66%    to   1.68%
    2013         295,952    13.40  to      15.04     4,198,857    --     to   1.25%    1.98%    to   2.05%
    2012         282,500    10.19  to      11.58     3,064,560    --     to   1.25%    2.04%    to   2.08%
    2011         277,166     9.09  to      10.46     2,689,922    --     to   1.25%    2.08%    to   2.10%

AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
    2015         321,684    14.86  to      16.24     4,840,014    --     to   1.25%    1.72%    to   1.73%
    2014         315,345    15.35  to      16.99     4,923,063    --     to   1.25%    1.69%    to   1.72%
    2013         318,158    13.68  to      15.34     4,446,561    --     to   1.25%    1.77%    to   1.78%
    2012         372,401    10.73  to      12.18     4,046,968    --     to   1.25%    2.15%    to   2.31%
    2011         289,135     9.59  to      11.02     2,860,211    --     to   1.25%    0.72%    to   2.30%

AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME FUND(SM)
    2015       1,585,433    18.67  to      68.61    26,852,451    --     to   1.25%    1.92%    to   1.93%
    2014       1,641,726    19.39  to      70.36    28,715,316    --     to   1.25%    1.93%    to   2.24%
    2013       1,556,575    18.94  to      67.87    26,843,710    --     to   1.25%    2.12%    to   2.20%
    2012       1,487,510    15.40  to      54.51    20,976,896    --     to   1.25%    2.58%    to   2.92%
    2011       1,346,694    13.13  to      45.90    16,166,375    --     to   1.25%    2.48%    to   3.58%

AMERICAN FUNDS SMALLCAP WORLD FUND(R)
    2015          67,552    12.88  to      16.32       909,807  0.50%    to   1.25%      --     to     --
    2014          65,583    12.66  to      16.16       872,190  0.50%    to   1.25%      --     to     --
    2013          63,567    12.54  to      16.12       875,676  0.50%    to   1.25%      --     to     --
    2012          54,847     9.77  to      12.66       634,093  0.50%    to   1.25%    1.21%    to   1.37%
    2011          59,164     8.08  to      10.54       546,675  0.50%    to   1.25%      --     to     --

ARIEL APPRECIATION FUND
    2015           7,924    18.17  to      45.08       157,589    --     to   1.25%    0.90%    to   1.03%
    2014           7,673    19.62  to      53.64       163,291    --     to   1.25%    0.55%    to   0.82%
    2013           8,287    18.37  to      55.72       166,957    --     to   1.25%    0.88%    to   1.33%
    2012           7,460    12.72  to      41.02       104,950    --     to   1.25%    0.48%    to   0.95%
    2011           8,062    10.79  to      38.70       100,930    --     to   1.25%    0.13%    to   0.38%

ARIEL FUND
    2015          10,806    16.33  to      59.43       193,038    --     to   1.25%      --     to   0.65%
    2014           9,904    17.25  to      71.82       184,048    --     to   1.25%    0.59%    to   0.65%
    2013          13,141    15.74  to      73.68       220,259    --     to   1.25%    0.13%    to   0.58%
    2012          10,686    11.02  to      51.21       125,981    --     to   1.25%    1.01%    to   1.21%
    2011           8,048     9.27  to      42.97        80,769    --     to   1.25%    0.17%    to   0.20%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA(R)
    2015       (3.04)%   to    (2.15)%
    2014       10.32%    to    11.32%
    2013       30.30%    to    31.48%
    2012       13.76%    to    15.19%
    2011       (3.33)%   to    (2.45)%

AMERICAN FUNDS THE NEW ECONOMY FUND(R)
    2015        2.18%    to     3.47%
    2014        2.95%    to     4.20%
    2013       41.18%    to    42.96%
    2012       22.05%    to    23.59%
    2011       (7.11)%   to    (5.94)%

AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND(SM)
    2015       (1.74)%   to    (0.50)%
    2014        9.44%    to    10.83%
    2013       29.83%    to    31.46%
    2012       10.70%    to    12.09%
    2011        5.35%    to     6.68%

AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
    2015       (4.39)%   to    (3.17)%
    2014       10.76%    to    12.23%
    2013       25.92%    to    27.50%
    2012       10.51%    to    11.90%
    2011        3.15%    to     4.44%

AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME FUND(SM)
    2015       (3.71)%   to    (2.49)%
    2014        2.36%    to     3.66%
    2013       22.96%    to    24.51%
    2012       17.30%    to    18.77%
    2011       (8.98)%   to    (7.55)%

AMERICAN FUNDS SMALLCAP WORLD FUND(R)
    2015        0.99%    to     1.77%
    2014        0.23%    to     0.95%
    2013       27.35%    to    28.31%
    2012       20.08%    to    20.98%
    2011      (15.67)%   to   (15.04)%

ARIEL APPRECIATION FUND
    2015      (15.96)%   to    (7.37)%
    2014       (3.73)%   to     6.82%
    2013       35.84%    to    44.40%
    2012        5.99%    to    17.87%
    2011       (8.70)%   to    (8.50)%

ARIEL FUND
    2015      (17.25)%   to    (5.31)%
    2014       (2.52)%   to     9.58%
    2013       42.88%    to    43.88%
    2012       18.83%    to    19.18%
    2011      (12.44)%   to   (11.53)%



--------------------------------------------------------------------------------
                                   SA-404

---------------------------------------------------------------------------

                                                                                            INVESTMENT
                                   UNIT                                EXPENSE                INCOME
                                FAIR VALUE                         RATIO LOWEST TO        RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*               HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  -----------------------
ARTISAN MID CAP VALUE FUND
    2015         161,973  $ 17.49  to   $  38.62  $  5,662,385    --     to   1.25%    0.35%    to    0.41%
    2014         155,017    19.66  to      42.86     5,845,353    --     to   1.25%    0.53%    to    0.70%
    2013         137,361    19.61  to      42.21     5,017,556    --     to   1.25%    0.45%    to    0.46%
    2012         129,993    14.62  to      31.09     3,413,763    --     to   1.25%    0.28%    to    0.65%
    2011         129,328    13.29  to      27.91     2,840,476    --     to   1.25%    0.68%    to    1.05%

AVE MARIA RISING DIVIDEND FUND
    2015          99,476    17.49  to      18.82     1,795,111    --     to   1.25%    1.34%    to    1.38%
    2014          78,847    18.82  to      19.99     1,527,133           to   1.25%    1.01%    to    1.05%
    2013          77,418    17.44  to      18.30     1,385,464    --     to   1.25%    0.89%    to    1.13%
    2012          44,891    13.19  to      13.67       603,463    --     to   1.25%    1.61%    to    1.84%
    2011          49,795    11.73  to      12.00       593,844    --     to   1.25%    0.43%    to    1.63%

AVE MARIA CATHOLIC VALUES FUND+
    2015           9,298     8.36  to       8.38        77,865  0.75%    to   1.25%    0.13%    to    0.15%

AVE MARIA GROWTH FUND
    2015          15,138    18.56  to      19.80       283,928  0.15%    to   1.25%      --     to    0.25%
    2014          14,708    19.32  to      20.38       287,473  0.15%    to   1.25%      --     to      --
    2013          12,012    18.20  to      19.09       220,327    --     to   1.25%      --     to      --
    2012           8,346    14.01  to      14.52       117,285    --     to   1.25%      --     to      --
    2011           5,397    12.37  to      12.66        66,894    --     to   1.25%      --     to      --

BLACKROCK LIFEPATH(R) 2020 PORTFOLIO+
    2015       1,409,717    13.80  to      21.72    23,575,798    --     to   1.25%    1.84%    to    1.84%
    2014       1,443,709    14.23  to      22.12    24,527,807    --     to   1.25%    1.55%    to    1.55%
    2013       1,409,826    13.71  to      21.05    22,554,551    --     to   1.25%    1.40%    to    1.52%
    2012       1,375,538    12.66  to      19.20    20,040,261    --     to   1.25%    1.70%    to    1.85%
    2011       1,163,857    11.55  to      17.29    15,271,201    --     to   1.25%    1.96%    to   17.03%

BLACKROCK LIFEPATH(R) 2030 PORTFOLIO+
    2015       1,670,029    13.91  to      22.97    26,141,968    --     to   1.25%    1.64%    to    1.83%
    2014       1,623,260    14.38  to      23.45    25,668,737    --     to   1.25%    1.61%    to    1.64%
    2013       1,508,189    13.82  to      22.27    21,957,542    --     to   1.25%    1.63%    to    1.67%
    2012       1,435,591    12.32  to      19.59    18,200,764    --     to   1.25%    1.72%    to    1.93%
    2011       1,113,127    11.03  to      17.32    12,734,908    --     to   1.25%    1.74%    to    1.95%

BLACKROCK LIFEPATH(R) 2040 PORTFOLIO+
    2015       1,547,395    13.89  to      23.87    23,219,033    --     to   1.25%    1.60%    to    1.67%
    2014       1,493,595    14.39  to      24.43    22,755,247    --     to   1.25%    1.59%    to    1.61%
    2013       1,395,131    13.82  to      23.17    19,732,635    --     to   1.25%    1.69%    to    1.75%
    2012       1,264,438    11.97  to      19.81    15,311,869    --     to   1.25%    1.87%    to    2.02%
    2011       1,011,424    10.56  to      17.26    10,832,836    --     to   1.25%    1.66%    to   10.65%

BLACKROCK LIFEPATH(R) RETIREMENT FUND+
    2015         300,233    13.88  to      19.42     4,756,498    --     to   1.25%    1.93%    to    1.95%
    2014         353,998    14.27  to      19.73     5,617,863    --     to   1.25%    1.57%    to    1.58%
    2013         357,572    13.80  to      18.83     5,445,745    --     to   1.25%    1.28%    to    1.33%
    2012         387,441    13.15  to      17.72     5,478,537    --     to   1.25%    1.70%    to    1.80%
    2011         403,301    12.26  to      16.32     5,235,451    --     to   1.25%    2.24%    to    2.31%

BLACKROCK LIFEPATH(R) 2050 PORTFOLIO+
    2015         226,620    14.69  to      15.80     3,461,771    --     to   1.25%    1.52%    to    1.58%
    2014         161,132    15.28  to      16.24     2,533,338    --     to   1.25%    1.42%    to    1.65%
    2013         108,588    14.68  to      15.40     1,624,097    --     to   1.25%    1.66%    to    1.87%
    2012          82,225    12.43  to      12.88     1,032,368    --     to   1.25%    1.94%    to    2.24%
    2011          24,182    10.87  to      11.13       263,697    --     to   1.25%    1.89%    to    1.98%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
ARTISAN MID CAP VALUE FUND
    2015      (11.02)%   to    (9.90)%
    2014        0.24%    to     1.53%
    2013       34.11%    to    35.80%
    2012       10.01%    to    11.39%
    2011        5.10%    to     6.42%

AVE MARIA RISING DIVIDEND FUND
    2015       (7.06)%   to    (5.87)%
    2014        7.91%    to     9.25%
    2013       32.19%    to    33.85%
    2012       12.48%    to    13.89%
    2011        3.33%    to     4.63%

AVE MARIA CATHOLIC VALUES FUND+
    2015      (16.31)%   to   (16.14)%

AVE MARIA GROWTH FUND
    2015       (3.92)%   to    (2.87)%
    2014        6.15%    to     7.36%
    2013       29.86%    to    31.49%
    2012       13.28%    to    14.71%
    2011       (0.71)%   to     0.53%

BLACKROCK LIFEPATH(R) 2020 PORTFOLIO+
    2015       (3.02)%   to    (1.79)%
    2014        3.77%    to     5.07%
    2013        8.31%    to     9.67%
    2012        9.62%    to    10.99%
    2011          --     to     1.47%

BLACKROCK LIFEPATH(R) 2030 PORTFOLIO+
    2015       (3.28)%   to    (2.04)%
    2014        4.04%    to     5.31%
    2013       12.25%    to    13.66%
    2012       11.69%    to    13.09%
    2011       (2.10)%   to    (0.63)%

BLACKROCK LIFEPATH(R) 2040 PORTFOLIO+
    2015       (3.50)%   to    (2.31)%
    2014        4.14%    to     5.42%
    2013       15.52%    to    16.98%
    2012       13.30%    to    14.73%
    2011       (3.86)%   to    (2.38)%

BLACKROCK LIFEPATH(R) RETIREMENT FUND+
    2015       (2.72)%   to    (1.55)%
    2014        3.43%    to     4.75%
    2013        4.94%    to     6.25%
    2012        7.26%    to     8.61%
    2011        2.31%    to     3.96%

BLACKROCK LIFEPATH(R) 2050 PORTFOLIO+
    2015       (3.85)%   to    (2.68)%
    2014        4.09%    to     5.42%
    2013       18.05%    to    19.53%
    2012       14.36%    to    15.80%
    2011       (5.25)%   to    (3.83)%


--------------------------------------------------------------------------------
                                   SA-405

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
BLACKROCK LIFEPATH 2025 FUND
    2015          62,073  $ 11.94  to   $  12.30  $    753,177  0.50%    to   1.25%    1.59%    to   1.67%
    2014          53,850    12.36  to      12.63       670,615  0.50%    to   1.25%    1.25%    to   1.43%
    2013           9,303    11.92  to      12.10       111,715  0.50%    to   1.25%    0.84%    to   1.80%
    2012             473    10.82  to      10.87         5,135  0.85%    to   1.25%    0.88%    to   1.73%

BLACKROCK LIFEPATH 2035 FUND
    2015          15,154    12.46  to      12.84       189,463  0.50%    to   1.25%    1.75%    to   1.75%
    2014           7,096    12.93  to      13.22        91,951  0.50%    to   1.25%    1.04%    to   1.70%
    2013           2,650    12.45  to      12.63        33,229  0.50%    to   1.25%    1.17%    to   1.86%
    2012              85    10.95  to      10.99           941  0.85%    to   1.25%    0.76%    to   0.93%

BLACKROCK LIFEPATH 2045 FUND
    2015          10,589    12.93  to      13.40       138,792  0.35%    to   1.25%    1.07%    to   1.45%
    2014          11,586    13.44  to      13.81       157,946  0.35%    to   1.25%    1.23%    to   1.67%
    2013           2,611    12.92  to      13.15        34,157  0.35%    to   1.25%    1.81%    to   2.59%
    2012               1    11.07  to      11.07            10  1.25%    to   1.25%    0.81%    to   0.81%

BLACKROCK LIFEPATH 2055 FUND
    2015           5,749    13.31  to      13.79        77,527  0.35%    to   1.25%    1.24%    to   1.93%
    2014           2,605    13.85  to      14.22        36,605  0.35%    to   1.25%    1.58%    to   1.65%
    2013           1,672    13.28  to      13.52        22,510  0.35%    to   1.25%    1.07%    to   2.61%

BARON SMALL CAP FUND
    2015         148,983    17.29  to      28.19     3,442,438    --     to   1.25%      --     to     --
    2014         137,512    18.48  to      33.31     3,352,494    --     to   1.25%      --     to     --
    2013         114,755    18.40  to      34.79     2,740,594    --     to   1.25%      --     to     --
    2012         102,446    13.52  to      26.22     1,774,327    --     to   1.25%      --     to     --
    2011          85,980    11.61  to      22.93     1,262,766    --     to   1.25%      --     to     --

BLACKROCK U.S. GOVERNMENT BOND PORTFOLIO
    2015          12,612    10.43  to      10.86       133,641  0.35%    to   1.25%    1.87%    to   1.87%
    2014          19,022    10.53  to      10.87       203,887  0.35%    to   1.25%    1.84%    to   1.86%
    2013          27,307    10.12  to      10.35       280,553  0.35%    to   1.25%    1.84%    to   1.84%
    2012          27,202    10.52  to      10.66       288,646  0.35%    to   1.25%    1.42%    to   1.42%
    2011          24,462    10.39  to      10.44       254,989  0.35%    to   1.25%    0.80%    to   0.80%

BLACKROCK EQUITY DIVIDEND FUND
    2015         112,539    26.22  to      28.55     3,040,158    --     to   1.25%    0.83%    to   1.70%
    2014         174,334    26.65  to      28.67     4,825,529    --     to   1.25%    1.52%    to   1.72%
    2013         174,391    24.75  to      26.28     4,471,029    --     to   1.25%    1.85%    to   2.01%
    2012         135,065    20.15  to      21.14     2,792,567    --     to   1.25%    2.23%    to   2.32%
    2011          76,200    18.23  to      18.89     1,412,801    --     to   1.25%    0.37%    to   2.14%

BLACKROCK CAPITAL APPRECIATION FUND
    2015          11,046    28.00  to      29.47       318,357  0.50%    to   1.25%      --     to     --
    2014          12,034    26.53  to      27.71       327,419  0.50%    to   1.25%      --     to     --
    2013          18,245    24.79  to      25.71       464,824  0.50%    to   1.25%      --     to     --
    2012          72,577    18.76  to      19.57     1,413,532  0.15%    to   1.25%    0.20%    to   0.27%
    2011          33,337    16.68  to      17.20       572,474  0.15%    to   1.25%      --     to     --

BLACKROCK FLEXIBLE EQUITY FUND
    2015           4,666    25.58  to      26.92       120,197  0.50%    to   1.25%    0.16%    to   0.47%
    2014           3,961    25.59  to      26.74       102,110  0.50%    to   1.25%    1.88%    to   2.93%
    2013           3,791    25.72  to      26.67        98,429  0.50%    to   1.25%    1.50%    to   1.53%
    2012           3,135    21.05  to      21.54        66,556  0.65%    to   1.25%    1.22%    to   1.27%
    2011           4,073    19.21  to      19.54        78,834  0.65%    to   1.25%    0.59%    to   0.92%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  ------------------------
BLACKROCK LIFEPATH 2025 FUND
    2015       (3.41)%   to   (2.62)%
    2014        3.66%    to    4.42%
    2013       10.14%    to   10.97%
    2012        8.24%    to    8.66%

BLACKROCK LIFEPATH 2035 FUND
    2015       (3.63)%   to   (2.90)%
    2014        3.83%    to    4.66%
    2013       13.65%    to   14.50%
    2012        9.52%    to    9.94%

BLACKROCK LIFEPATH 2045 FUND
    2015       (3.80)%   to   (2.97)%
    2014        4.05%    to    5.00%
    2013       16.70%    to   17.76%
    2012       10.70%    to   10.70%

BLACKROCK LIFEPATH 2055 FUND
    2015       (3.90)%   to   (3.00)%
    2014        4.27%    to    5.19%
    2013       19.21%    to   20.28%

BARON SMALL CAP FUND
    2015      (15.37)%   to   (6.42)%
    2014       (4.25)%   to    0.43%
    2013       32.68%    to   36.06%
    2012       14.35%    to   18.32%
    2011       (2.81)%   to   (1.58)%

BLACKROCK U.S. GOVERNMENT BOND PORTFOLIO
    2015       (0.96)%   to   (0.09)%
    2014        4.07%    to    5.01%
    2013       (3.76)%   to   (2.89)%
    2012        1.19%    to    2.11%
    2011        3.94%    to    4.41%

BLACKROCK EQUITY DIVIDEND FUND
    2015       (1.61)%   to   (0.40)%
    2014        7.69%    to    9.08%
    2013       22.80%    to   24.35%
    2012       10.53%    to   11.92%
    2011        4.29%    to    5.60%

BLACKROCK CAPITAL APPRECIATION FUND
    2015        5.53%    to    6.34%
    2014        7.02%    to    7.80%
    2013       32.14%    to   33.13%
    2012       12.51%    to   13.76%
    2011      (10.26)%   to   (9.27)%

BLACKROCK FLEXIBLE EQUITY FUND
    2015       (0.04)%   to    0.69%
    2014       (0.49)%   to    0.25%
    2013       22.20%    to   23.12%
    2012        9.56%    to   10.22%
    2011       (6.74)%   to   (6.18)%



--------------------------------------------------------------------------------
                                   SA-406

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
CALVERT VP SRI BALANCED PORTFOLIO
    2015          36,120  $ 14.12  to   $  14.12  $    510,165  0.70%    to   0.70%    0.12%    to   0.12%
    2014          35,954    14.54  to      14.54       522,849  0.70%    to   0.70%    1.59%    to   1.59%
    2013          36,639    13.36  to      13.36       489,550  0.70%    to   0.70%    1.05%    to   1.05%
    2012          38,069    11.40  to      11.40       434,078  0.70%    to   0.70%    1.25%    to   1.25%
    2011          38,073    10.39  to      10.39       395,595  0.70%    to   0.70%    1.33%    to   1.33%

CALVERT EQUITY PORTFOLIO
    2015         277,372    18.24  to      40.03     5,778,791    --     to   1.25%    0.32%    to   0.33%
    2014         278,683    17.82  to      48.41     5,629,210    --     to   1.25%    0.04%    to   0.05%
    2013         267,616    16.25  to      48.01     4,919,951    --     to   1.25%    0.12%    to   0.13%
    2012         287,763    12.61  to      38.44     4,058,581    --     to   1.25%    0.02%    to   0.05%
    2011         254,367    11.06  to      33.33     3,018,997    --     to   1.25%      --     to     --

CALVERT BOND PORTFOLIO
    2015         169,445    12.93  to      13.81     2,246,449    --     to   1.25%    2.41%    to   2.41%
    2014         169,464    13.09  to      13.81     2,261,528    --     to   1.25%    2.39%    to   2.42%
    2013         166,858    12.49  to      13.02     2,107,488    --     to   1.25%    2.19%    to   2.19%
    2012         176,996    12.99  to      13.07     2,309,668    --     to   1.25%    2.25%    to   2.43%
    2011         149,457    12.18  to      12.21     1,820,395  0.35%    to   1.25%    2.80%    to   2.82%

CALVERT INCOME FUND
    2015          58,847    11.48  to      12.16       692,506  0.50%    to   1.25%    2.76%    to   2.77%
    2014          68,464    11.77  to      12.37       821,880  0.50%    to   1.25%    2.82%    to   2.91%
    2013          74,676    11.36  to      11.85       863,288  0.50%    to   1.25%    2.68%    to   2.88%
    2012          77,771    11.59  to      12.00       911,409  0.50%    to   1.25%    3.12%    to   3.23%
    2011          99,830    10.80  to      11.11     1,091,056  0.50%    to   1.25%    3.33%    to   3.40%

COLUMBIA CONTRARIAN CORE FUND
    2015          13,676    33.51  to      35.27       468,149  0.50%    to   1.25%    1.31%    to   2.59%
    2014          27,144    33.02  to      34.49       926,192  0.50%    to   1.25%    0.47%    to   0.65%
    2013          27,178    29.67  to      31.52       831,753    --     to   1.25%    0.70%    to   0.72%
    2012          24,330    22.19  to      23.28       550,941    --     to   1.25%    0.50%    to   1.27%
    2011          20,759    18.99  to      19.67       401,141    --     to   1.25%    0.53%    to   0.63%

COLUMBIA LARGE CAP GROWTH FUND II+
    2015           3,933    28.30  to      28.30       111,308  1.25%    to   1.25%      --     to     --
    2014           3,570    28.34  to      28.34       101,180  1.25%    to   1.25%      --     to     --
    2013           2,901    26.38  to      26.38        76,548  1.25%    to   1.25%      --     to     --
    2012           3,918    18.80  to      18.80        73,673  1.25%    to   1.25%    0.03%    to   0.03%
    2011           1,922    17.03  to      17.03        32,731  1.25%    to   1.25%      --     to     --

COLUMBIA SMALL CAP VALUE I FUND
    2015           1,638    28.00  to      29.47        45,959  0.50%    to   1.25%    0.06%    to   0.30%
    2014           3,382    30.32  to      31.67       105,073  0.50%    to   1.25%    0.37%    to   0.37%
    2013           3,134    29.85  to      30.95        95,393  0.50%    to   1.25%    0.60%    to   0.62%
    2012           3,007    22.58  to      23.01        68,582  0.75%    to   1.25%    0.54%    to   0.61%
    2011           3,286    20.58  to      20.87        68,216  0.75%    to   1.25%    0.40%    to   0.41%

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND+
    2015             842    11.86  to      12.56        10,328  0.65%    to   1.25%      --     to     --
    2014             880    12.08  to      12.72        10,977  0.65%    to   1.25%    0.20%    to   0.20%
    2013             957    12.85  to      13.45        12,673  0.65%    to   1.25%    1.33%    to   1.36%
    2012           1,145    10.83  to      11.27        12,753  0.65%    to   1.25%      --     to     --
    2011           2,291     9.31  to       9.62        20,837  0.65%    to   1.25%      --     to     --


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
CALVERT VP SRI BALANCED PORTFOLIO
    2015       (2.86)%   to    (2.86)%
    2014        8.85%    to     8.85%
    2013       17.18%    to    17.18%
    2012        9.74%    to     9.74%
    2011        3.84%    to     3.84%

CALVERT EQUITY PORTFOLIO
    2015      (17.31)%   to     2.38%
    2014        0.83%    to     9.65%
    2013       24.90%    to    28.80%
    2012       14.08%    to    15.33%
    2011       (6.87)%   to    (3.45)%

CALVERT BOND PORTFOLIO
    2015       (1.24)%   to     0.02%
    2014        4.79%    to     6.08%
    2013       (3.82)%   to    (2.61)%
    2012        6.33%    to     7.29%
    2011        4.29%    to     5.23%

CALVERT INCOME FUND
    2015       (2.45)%   to    (1.68)%
    2014        3.59%    to     4.40%
    2013       (1.98)%   to    (1.24)%
    2012        7.28%    to     8.08%
    2011        1.36%    to     2.12%

COLUMBIA CONTRARIAN CORE FUND
    2015        1.48%    to     2.26%
    2014       11.27%    to    12.08%
    2013       33.73%    to    35.41%
    2012       16.86%    to    18.33%
    2011       (2.41)%   to    (1.19)%

COLUMBIA LARGE CAP GROWTH FUND II+
    2015       (0.13)%   to    (0.13)%
    2014        7.44%    to     7.44%
    2013       40.31%    to    40.31%
    2012       10.39%    to    10.39%
    2011      (13.45)%   to   (13.45)%

COLUMBIA SMALL CAP VALUE I FUND
    2015       (7.65)%   to    (6.95)%
    2014        1.56%    to     2.33%
    2013       32.20%    to    33.20%
    2012        9.73%    to    10.28%
    2011       (7.40)%   to    (6.94)%

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND+
    2015       (1.82)%   to    (1.25)%
    2014       (5.97)%   to    (5.43)%
    2013       18.65%    to    19.36%
    2012       16.38%    to    17.08%
    2011      (16.98)%   to   (16.48)%



--------------------------------------------------------------------------------
                                   SA-407

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
COLUMBIA MID CAP VALUE FUND
    2015          76,049  $ 12.82  to   $  13.68  $  1,001,847  0.50%    to   1.25%    0.28%    to   0.29%
    2014          73,391    13.69  to      14.50     1,027,414  0.50%    to   1.25%    0.33%    to   0.43%
    2013          78,712    12.38  to      13.01       990,468  0.50%    to   1.25%    0.39%    to   0.40%
    2012          96,134     9.28  to       9.67       907,065  0.50%    to   1.25%    0.75%    to   0.76%
    2011          78,679     8.06  to       8.35       644,478  0.50%    to   1.25%    0.47%    to   0.66%

COLUMBIA ACORN FUND
    2015          57,154    30.02  to      32.69     1,814,185    --     to   1.25%      --     to     --
    2014          92,803    30.98  to      33.32     3,029,477    --     to   1.25%      --     to     --
    2013          90,880    31.20  to      33.14     2,953,768    --     to   1.25%    0.10%    to   0.12%
    2012          83,576    24.20  to      25.39     2,092,546    --     to   1.25%    0.23%    to   0.25%
    2011          55,103    20.84  to      21.58     1,175,371    --     to   1.25%    0.05%    to   0.06%

COLUMBIA LARGE CAP GROWTH FUND+
    2015          32,022    14.39  to      17.15       538,120  0.35%    to   1.25%      --     to     --
    2014          34,563    14.15  to      17.02       579,481  0.35%    to   1.25%      --     to     --
    2013          51,846    13.02  to      15.80       780,250  0.35%    to   1.25%      --     to     --
    2012          56,822     9.64  to      11.81       635,882  0.35%    to   1.25%    0.24%    to   0.29%
    2011          55,899     8.62  to      10.65       552,489  0.35%    to   1.25%      --     to     --

CRM MID CAP VALUE FUND
    2015           9,105    17.27  to      19.00       171,921  0.35%    to   1.25%    1.06%    to   1.15%
    2014           8,987    17.95  to      19.57       175,399  0.35%    to   1.25%    0.30%    to   0.51%
    2013          11,558    17.19  to      18.57       212,830  0.35%    to   1.25%    0.47%    to   0.50%
    2012          13,516    13.08  to      14.00       187,450  0.35%    to   1.25%    0.87%    to   1.07%
    2011          14,220    11.26  to      11.95       168,015  0.35%    to   1.25%    0.48%    to   0.51%

COLUMBIA SMALL CAP CORE FUND
    2015           9,547    16.14  to      16.86       157,408  0.50%    to   1.25%    0.03%    to   0.04%
    2014           9,029    17.67  to      18.32       162,616  0.50%    to   1.25%    0.08%    to   0.09%
    2013           6,887    17.97  to      18.49       125,683  0.50%    to   1.25%      --     to   0.07%
    2012          21,756    13.40  to      13.88       297,135    --     to   1.25%    0.29%    to   0.58%
    2011          23,314    12.00  to      12.28       283,597    --     to   1.25%      --     to     --

CALAMOS GLOBAL EQUITY FUND
    2015               1    13.51  to      13.51             8  0.50%    to   0.50%      --     to     --
    2014               1    12.94  to      12.94             7  0.50%    to   0.50%      --     to     --

CALAMOS INTERNATIONAL GROWTH FUND
    2015             413    10.30  to      10.30         4,255  1.25%    to   1.25%      --     to     --
    2014             217    10.15  to      10.15         2,205  1.25%    to   1.25%      --     to     --
    2013              52    10.98  to      10.98           567  1.25%    to   1.25%    0.66%    to   0.66%

DAVIS FINANCIAL FUND
    2015          11,757    12.38  to      14.56       154,276  0.50%    to   1.25%    0.46%    to   2.59%
    2014          11,265    12.23  to      14.49       154,164  0.50%    to   1.25%      --     to   0.69%
    2013          11,596    10.88  to      12.98       140,252  0.50%    to   1.25%    0.52%    to   0.56%
    2012          11,185     8.32  to      10.00       104,792  0.50%    to   1.25%    0.97%    to   1.41%
    2011           8,523     7.08  to       8.57        70,664  0.50%    to   1.25%    1.50%    to   1.87%

DAVIS NEW YORK VENTURE FUND
    2015         304,868    19.65  to      57.76     5,888,445    --     to   1.25%    0.70%    to   0.80%
    2014         343,421    19.33  to      56.09     6,730,535    --     to   1.25%    0.43%    to   0.44%
    2013         396,198    18.37  to      52.65     7,264,302    --     to   1.25%    0.51%    to   0.52%
    2012         400,399    13.82  to      39.12     5,536,362    --     to   1.25%    1.36%    to   1.76%
    2011         421,623    12.41  to      34.71     5,177,625    --     to   1.25%    0.57%    to   0.61%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  ------------------------
COLUMBIA MID CAP VALUE FUND
    2015       (6.33)%   to   (5.66)%
    2014       10.61%    to   11.44%
    2013       33.48%    to   34.48%
    2012       15.04%    to   15.91%
    2011       (5.47)%   to   (4.76)%

COLUMBIA ACORN FUND
    2015       (3.10)%   to   (1.88)%
    2014       (0.71)%   to    0.53%
    2013       28.90%    to   30.53%
    2012       16.16%    to   17.62%
    2011       (6.09)%   to   (4.91)%

COLUMBIA LARGE CAP GROWTH FUND+
    2015        0.77%    to    1.69%
    2014        7.72%    to    8.69%
    2013       33.83%    to   35.04%
    2012       10.90%    to   11.90%
    2011       (2.99)%   to   (2.11)%

CRM MID CAP VALUE FUND
    2015       (3.80)%   to   (2.93)%
    2014        4.41%    to    5.37%
    2013       31.44%    to   32.63%
    2012       16.15%    to   17.20%
    2011       (8.28)%   to   (7.45)%

COLUMBIA SMALL CAP CORE FUND
    2015       (8.68)%   to   (7.97)%
    2014       (1.70)%   to   (0.92)%
    2013       34.13%    to   35.14%
    2012       11.63%    to   13.03%
    2011       (4.30)%   to   (3.09)%

CALAMOS GLOBAL EQUITY FUND
    2015        4.44%    to    4.44%
    2014        5.52%    to    5.52%

CALAMOS INTERNATIONAL GROWTH FUND
    2015        1.51%    to    1.51%
    2014       (7.56)%   to   (7.56)%
    2013        9.78%    to    9.78%

DAVIS FINANCIAL FUND
    2015        0.48%    to    1.27%
    2014       11.64%    to   12.45%
    2013       29.82%    to   30.80%
    2012       16.68%    to   17.56%
    2011      (10.16)%   to   (9.48)%

DAVIS NEW YORK VENTURE FUND
    2015        1.67%    to    2.98%
    2014        5.20%    to    6.54%
    2013       32.89%    to   34.56%
    2012       11.33%    to   12.73%
    2011       (5.97)%   to   (4.78)%



--------------------------------------------------------------------------------
                                   SA-408

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
DAVIS OPPORTUNITY FUND
    2015          10,107  $ 14.07  to   $  15.40  $    145,261  0.50%    to   1.25%      --     to     --
    2014          11,055    13.47  to      14.86       154,354  0.50%    to   1.25%    0.07%    to   0.07%
    2013          13,886    12.62  to      14.02       187,380  0.50%    to   1.25%    0.12%    to   0.22%
    2012          12,429     8.93  to      10.00       123,502  0.50%    to   1.25%    0.69%    to   1.48%
    2011          13,568     8.00  to       9.02       119,263  0.50%    to   1.25%    1.55%    to   3.04%

DELAWARE DIVERSIFIED INCOME FUND
    2015          11,002    10.39  to      10.70       116,196  0.50%    to   1.25%    3.36%    to   3.41%
    2014          13,734    10.64  to      10.88       147,515  0.50%    to   1.25%    3.72%    to   3.74%
    2013          12,061    10.25  to      10.40       124,301  0.50%    to   1.25%    2.24%    to   3.71%
    2012             774    10.52  to      10.57         8,150  0.85%    to   1.25%    0.04%    to   0.12%

DELAWARE EXTENDED DURATION BOND FUND
    2015             300    11.70  to      11.89         3,538  0.85%    to   1.25%    3.99%    to   3.99%
    2014              77    12.44  to      12.59           968  0.85%    to   1.25%    4.20%    to   4.23%
    2013              24    10.96  to      10.96           267  0.85%    to   0.85%    4.62%    to   4.62%
    2012               6    11.51  to      11.51            68  0.85%    to   0.85%    1.26%    to   1.26%

DREYFUS BOND MARKET INDEX FUND
    2015         596,861    11.95  to      13.15     7,594,170    --     to   1.25%    2.17%    to   2.18%
    2014         533,797    12.10  to      13.15     6,774,152    --     to   1.25%    2.32%    to   2.32%
    2013         529,424    11.60  to      12.45     6,393,667    --     to   1.25%    2.57%    to   2.57%
    2012         452,028    12.06  to      12.78     5,629,074    --     to   1.25%    2.93%    to   2.94%
    2011         327,784    11.78  to      12.33     3,948,792    --     to   1.25%    0.26%    to   3.24%

DREYFUS VIF APPRECIATION PORTFOLIO
    2015           1,467    16.39  to      16.39        24,048  0.70%    to   0.70%    1.74%    to   1.74%
    2014           1,279    16.92  to      16.92        21,652  0.70%    to   0.70%    1.88%    to   1.88%
    2013           1,117    15.77  to      15.77        17,617  0.70%    to   0.70%    1.02%    to   1.02%
    2012           6,090    13.11  to      13.11        79,848  0.70%    to   0.70%    4.17%    to   4.17%
    2011             778    11.96  to      11.96         9,297  0.70%    to   0.70%    0.23%    to   0.23%

DREYFUS INTERNATIONAL STOCK INDEX FUND
    2015          45,269    12.35  to      12.35       559,100    --     to     --     2.14%    to   2.14%
    2014          37,133    12.50  to      12.50       464,158    --     to     --     3.38%    to   3.38%
    2013          20,966    13.29  to      13.29       278,544    --     to     --     3.09%    to   3.09%
    2012          10,595    10.97  to      10.97       116,212    --     to     --     3.18%    to   3.18%
    2011           6,917     9.32  to       9.32        64,439    --     to     --     4.39%    to   4.39%

DREYFUS MIDCAP INDEX FUND
    2015         273,589    19.36  to      61.73     8,409,180    --     to   1.25%    0.80%    to   2.34%
    2014         313,492    20.13  to      63.39     7,376,320    --     to   1.25%    1.14%    to   1.15%
    2013         249,919    18.64  to      57.96     5,413,209    --     to   1.25%    0.91%    to   1.20%
    2012         212,945    14.20  to      43.63     3,303,917    --     to   1.25%    1.29%    to   1.55%
    2011         174,455    12.27  to      37.22     2,156,707    --     to   1.25%    0.77%    to   0.80%

DREYFUS SMALLCAP STOCK INDEX FUND
    2015         164,227    18.92  to      46.05     4,293,681    --     to   1.25%    0.73%    to   2.11%
    2014         176,902    19.59  to      47.10     3,865,349    --     to   1.25%    0.76%    to   0.97%
    2013         141,865    18.82  to      44.69     3,132,831    --     to   1.25%    0.83%    to   1.02%
    2012         105,794    13.54  to      31.75     1,614,945    --     to   1.25%    1.58%    to   1.69%
    2011          90,075    11.82  to      27.36     1,127,638    --     to   1.25%    0.60%    to   0.67%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
DAVIS OPPORTUNITY FUND
    2015        3.61%    to     4.42%
    2014        6.00%    to     6.77%
    2013       40.27%    to    41.32%
    2012       10.78%    to    11.62%
    2011       (4.83)%   to    (4.11)%

DELAWARE DIVERSIFIED INCOME FUND
    2015       (2.35)%   to    (1.62)%
    2014        3.82%    to     4.63%
    2013       (2.60)%   to    (1.87)%
    2012        5.25%    to     5.65%

DELAWARE EXTENDED DURATION BOND FUND
    2015       (5.92)%   to    (5.55)%
    2014        8.97%    to    14.90%
    2013       (4.82)%   to    (4.82)%
    2012       15.12%    to    15.12%

DREYFUS BOND MARKET INDEX FUND
    2015       (1.23)%   to     0.00
    2014        4.27%    to     5.59%
    2013       (3.80)%   to    (2.59)%
    2012        2.41%    to     3.70%
    2011        6.10%    to     7.43%

DREYFUS VIF APPRECIATION PORTFOLIO
    2015       (3.13)%   to    (3.13)%
    2014        7.32%    to     7.32%
    2013       20.26%    to    20.26%
    2012        9.66%    to     9.66%
    2011        8.25%    to     8.25%

DREYFUS INTERNATIONAL STOCK INDEX FUND
    2015       (1.20)%   to    (1.20)%
    2014       (5.95)%   to    (5.95)%
    2013       21.12%    to    21.12%
    2012       17.74%    to    17.74%
    2011      (12.51)%   to   (12.51)%

DREYFUS MIDCAP INDEX FUND
    2015       (3.83)%   to    (2.62)%
    2014        8.00%    to     9.38%
    2013       31.22%    to    32.86%
    2012       15.75%    to    17.20%
    2011       (3.42)%   to    (2.20)%

DREYFUS SMALLCAP STOCK INDEX FUND
    2015       (3.43)%   to    (2.23)%
    2014        4.11%    to     5.40%
    2013       39.01%    to    40.76%
    2012       14.58%    to    16.02%
    2011       (0.43)%   to     0.82%



--------------------------------------------------------------------------------
                                   SA-409

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
DREYFUS VIF GROWTH AND INCOME PORTFOLIO
    2015             253  $ 17.18  to   $  17.18  $      4,344  0.70%    to   0.70%    0.88%    to   0.88%
    2014             234    17.03  to      17.03         3,992  0.70%    to   0.70%    0.80%    to   0.80%
    2013             215    15.58  to      15.58         3,351  0.70%    to   0.70%    0.92%    to   0.92%
    2012             192    11.47  to      11.47         2,198  0.70%    to   0.70%    1.50%    to   1.50%
    2011             166     9.78  to       9.78         1,620  0.70%    to   0.70%    1.30%    to   1.30%

DREYFUS VIF QUALITY BOND PORTFOLIO FUND
    2015            6580    13.65  to      13.65        89,786  0.70%    to   0.70%    2.02%    to   2.02%
    2014           6,343    13.97  to      13.97        88,628  0.70%    to   0.70%    2.01%    to   2.01%
    2013           4,515    13.43  to      13.43        60,626  0.70%    to   0.70%    2.85%    to   2.85%
    2012          23,085    13.73  to      13.73       317,016  0.70%    to   0.70%    3.06%    to   3.06%
    2011          39,483    12.92  to      12.92       510,300  0.70%    to   0.70%    3.36%    to   3.36%

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
    2015             623    17.85  to      17.85        11,119  0.70%    to   0.70%    1.57%    to   1.57%
    2014             623    18.57  to      18.57        11,567  0.70%    to   0.70%    1.03%    to   1.03%
    2013             623    16.48  to      16.48        10,266  0.70%    to   0.70%      --     to     --

DREYFUS S&P 500 INDEX FUND
    2015         827,325    15.32  to      16.86    13,438,446    --     to   1.25%    1.36%    to   2.36%
    2014         783,928    15.37  to      16.71    12,632,432    --     to   1.25%    1.81%    to   1.88%
    2013         647,412    13.76  to      14.77     9,259,266    --     to   1.25%    1.58%    to   1.91%
    2012         549,672    10.57  to      11.21     5,993,633    --     to   1.25%    2.06%    to   2.39%
    2011         427,026     9.27  to       9.71     4,050,119    --     to   1.25%    1.67%    to   1.89%

DREYFUS INTERMEDIATE TERM INCOME FUND
    2015         143,529    10.05  to      12.62     1,504,923  0.35%    to   1.25%    2.25%    to   2.26%
    2014         144,784    10.23  to      12.97     1,548,460  0.35%    to   1.25%    1.73%    to   2.01%
    2013         116,160    12.53  to      13.07     1,502,237  0.50%    to   1.25%    2.35%    to   2.37%
    2012         236,733    12.86  to      13.31     3,119,414  0.50%    to   1.25%    2.33%    to   2.33%
    2011         156,657    12.14  to      12.48     1,932,013  0.50%    to   1.25%    2.85%    to   2.88%

EATON VANCE LARGE-CAP VALUE FUND
    2015         784,694    13.25  to      15.21    10,469,706    --     to   1.25%    1.39%    to   1.41%
    2014         783,527    13.39  to      15.57    10,596,472    --     to   1.25%    1.27%    to   1.28%
    2013         793,124    12.07  to      14.21     9,698,245    --     to   1.25%    1.19%    to   1.19%
    2012         830,918     9.33  to      11.13     7,884,453    --     to   1.25%    1.71%    to   1.74%
    2011         863,220     8.06  to       9.73     7,062,052    --     to   1.25%    1.54%    to   1.62%

EATON VANCE DIVIDEND BUILDER FUND
    2015          96,988    12.55  to      17.40     1,274,124  0.35%    to   1.25%    1.65%    to   1.68%
    2014          94,580    12.24  to      17.12     1,290,393  0.35%    to   1.25%    1.38%    to   1.41%
    2013         105,644    10.99  to      15.51     1,347,189  0.35%    to   1.25%    1.47%    to   1.48%
    2012         116,428     8.79  to      12.53     1,176,253  0.35%    to   1.25%    2.23%    to   2.35%
    2011         102,251     7.78  to      11.18       923,423  0.35%    to   1.25%    3.62%    to   3.63%

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
    2015          32,937    27.96  to      28.56       906,090  0.35%    to   1.25%      --     to     --
    2014          24,049    25.89  to      26.68       629,511  0.35%    to   1.25%      --     to     --
    2013          19,581    20.39  to      21.21       408,618  0.35%    to   1.25%    0.56%    to   0.71%
    2012          23,768    13.12  to      14.86       325,163  0.50%    to   1.25%    2.50%    to   2.52%
    2011          19,169    11.42  to      13.03       225,374  0.50%    to   1.25%      --     to     --


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  ------------------------
DREYFUS VIF GROWTH AND INCOME PORTFOLIO
    2015        0.88%    to    0.88%
    2014        9.32%    to    9.32%
    2013       35.83%    to   35.83%
    2012       17.25%    to   17.25%
    2011       (3.47)%   to   (3.47)%

DREYFUS VIF QUALITY BOND PORTFOLIO FUND
    2015       (2.32)%   to   (2.32)%
    2014        4.03%    to    4.03%
    2013       (2.23)%   to   (2.23)%
    2012        6.25%    to    6.25%
    2011        6.28%    to    6.28%

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
    2015       (3.87)%   to   (3.87)%
    2014       12.69%    to   12.69%
    2013       33.41%    to   33.41%

DREYFUS S&P 500 INDEX FUND
    2015       (0.32)%   to    0.91%
    2014       11.72%    to   13.13%
    2013       30.12%    to   31.76%
    2012       14.02%    to   15.45%
    2011        0.39%    to    1.65%

DREYFUS INTERMEDIATE TERM INCOME FUND
    2015       (2.70)%   to   (1.78)%
    2014        0.99%    to    3.48%
    2013       (2.53)%   to   (1.80)%
    2012        5.87%    to    6.66%
    2011        5.98%    to    6.77%

EATON VANCE LARGE-CAP VALUE FUND
    2015       (2.29)%   to   (1.07)%
    2014        9.59%    to   10.95%
    2013       27.74%    to   29.34%
    2012       14.33%    to   15.77%
    2011       (5.67)%   to   (4.48)%

EATON VANCE DIVIDEND BUILDER FUND
    2015        1.62%    to    2.51%
    2014       10.37%    to   11.34%
    2013       23.85%    to   24.97%
    2012       12.09%    to   13.10%
    2011       (0.13)%   to    0.77%

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
    2015        7.05%    to    8.00%
    2014       25.80%    to   26.97%
    2013       42.76%    to   44.05%
    2012       14.05%    to   14.91%
    2011        3.45%    to    4.23%



--------------------------------------------------------------------------------
                                   SA-410

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
EATON VANCE INCOME FUND OF BOSTON
    2015         143,698  $ 15.11  to   $  15.64  $  2,168,970  0.50%    to   1.25%    6.05%    to   6.11%
    2014         142,142    15.50  to      16.17     2,219,981  0.50%    to   1.25%    5.83%    to   5.85%
    2013         140,187    15.19  to      15.96     2,155,873  0.50%    to   1.25%    6.04%    to   6.04%
    2012         137,115    14.23  to      15.06     2,002,627  0.50%    to   1.25%    6.73%    to   6.77%
    2011          97,748    12.60  to      13.45     1,271,138  0.50%    to   1.25%    7.57%    to   7.58%

EATON VANCE BALANCED FUND
    2015           1,391    22.00  to      22.00        31,265  1.25%    to   1.25%    1.51%    to   1.51%
    2014             164    21.70  to      21.70         3,562  1.25%    to   1.25%    1.26%    to   1.26%
    2013              17    20.04  to      20.04           349  1.25%    to   1.25%    0.44%    to   0.44%
    2012           1,315    17.10  to      17.10        22,495  0.75%    to   0.75%    1.76%    to   1.76%
    2011           1,326    15.24  to      15.45        20,482  0.75%    to   1.25%    0.41%    to   1.72%

EATON VANCE ATLANTA CAPITAL SMID-CAP FUND
    2015          31,468    16.45  to      16.95       527,058  0.50%    to   1.25%      --     to     --
    2014          23,593    15.22  to      15.56       363,779  0.50%    to   1.25%      --     to     --
    2013          12,398    14.69  to      14.91       183,786  0.50%    to   1.25%      --     to     --
    2012             985    10.96  to      11.00        10,803  0.85%    to   1.25%      --     to     --

WELLS FARGO ASSET ALLOCATION FUND+
    2015          23,270    12.32  to      13.08       294,976  0.35%    to   1.25%    2.26%    to   3.09%
    2014          17,853    13.02  to      13.95       240,470  0.35%    to   1.25%    1.44%    to   2.99%
    2013          18,447    13.01  to      14.07       240,985  0.35%    to   1.25%    1.33%    to   1.80%
    2012          16,477    11.46  to      12.80       204,055  0.50%    to   1.25%    2.63%    to   3.23%
    2011          12,228    10.43  to      11.74       137,031  0.50%    to   1.25%    2.01%    to   2.44%

WELLS FARGO EMERGING MARKETS EQUITY FUND+
    2015         121,826    17.31  to      18.85     2,155,229    --     to   1.25%    0.52%    to   0.54%
    2014         103,448    20.24  to      21.77     2,128,542    --     to   1.25%    0.66%    to   0.73%
    2013         101,438    21.62  to      22.96     2,228,327    --     to   1.25%      --     to     --
    2012          79,358    22.48  to      23.57     1,806,264    --     to   1.25%    0.35%    to   0.46%
    2011          44,415    20.23  to      20.96       905,639    --     to   1.25%    0.51%    to   0.98%

WELLS FARGO UTILITY & TELECOMMUNICATIONS FUND+
    2015             944    21.30  to      22.42        20,177  0.50%    to   1.25%    1.86%    to   1.91%
    2014             835    23.47  to      24.51        19,657  0.50%    to   1.25%    0.92%    to   1.55%
    2013           2,344    20.44  to      21.04        48,343  0.65%    to   1.25%    2.35%    to   2.41%
    2012           1,911    17.51  to      17.78        33,627  0.85%    to   1.25%    2.53%    to   2.55%
    2011           1,663    16.27  to      16.46        27,172  0.85%    to   1.25%    2.23%    to   2.27%

ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO
    2015         145,602    20.70  to      26.08     3,244,553    --     to   1.25%      --     to     --
    2014         228,958    19.48  to      24.86     4,754,024    --     to   1.25%      --     to     --
    2013         364,616    17.20  to      22.22     6,595,615    --     to   1.25%    0.03%    to   0.03%
    2012         338,999    12.76  to      16.69     4,519,976    --     to   1.25%    0.71%    to   0.78%
    2011         250,403    10.80  to      14.31     2,827,478    --     to   1.25%      --     to     --

ALGER MID CAP GROWTH INSTITUTIONAL FUND
    2015          93,909    13.22  to      16.96     1,309,487  0.35%    to   1.25%      --     to     --
    2014          93,971    13.45  to      17.41     1,365,860  0.35%    to   1.25%      --     to     --
    2013          89,255    12.34  to      16.12     1,200,253  0.35%    to   1.25%      --     to     --
    2012         104,192     9.09  to      11.98     1,071,775  0.35%    to   1.25%    0.21%    to   0.32%
    2011          98,630     7.85  to      10.44       882,642  0.35%    to   1.25%      --     to     --


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
EATON VANCE INCOME FUND OF BOSTON
    2015       (3.25)%   to    (2.51)%
    2014        1.29%    to     2.03%
    2013        5.97%    to     6.77%
    2012       12.03%    to    12.87%
    2011        3.26%    to     4.04%

EATON VANCE BALANCED FUND
    2015        1.37%    to     1.37%
    2014        8.28%    to     8.28%
    2013       19.46%    to    19.46%
    2012       10.67%    to    10.67%
    2011        0.06%    to     0.56%

EATON VANCE ATLANTA CAPITAL SMID-CAP FUND
    2015        8.11%    to     8.94%
    2014        3.62%    to     4.39%
    2013       34.04%    to    35.05%
    2012        9.62%    to    10.04%

WELLS FARGO ASSET ALLOCATION FUND+
    2015       (6.20)%   to    (5.37)%
    2014       (0.85)%   to     0.06%
    2013        9.95%    to    10.95%
    2012        8.98%    to     9.80%
    2011       (0.08)%   to     0.67%

WELLS FARGO EMERGING MARKETS EQUITY FUND+
    2015      (14.47)%   to   (13.40)%
    2014       (6.39)%   to    (5.20)%
    2013       (3.80)%   to    (2.59)%
    2012       11.09%    to    12.49%
    2011      (15.23)%   to   (14.16)%

WELLS FARGO UTILITY & TELECOMMUNICATIONS FUND+
    2015       (9.24)%   to    (8.53)%
    2014        4.31%    to    14.81%
    2013       16.77%    to    17.48%
    2012        7.58%    to     8.01%
    2011       14.76%    to    15.22%

ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO
    2015        4.91%    to     6.26%
    2014       11.88%    to    13.28%
    2013       33.13%    to    34.81%
    2012       16.65%    to    18.11%
    2011       (2.26)%   to    (1.03)%

ALGER MID CAP GROWTH INSTITUTIONAL FUND
    2015       (2.59)%   to    (1.73)%
    2014        8.01%    to     8.98%
    2013       34.52%    to    35.73%
    2012       14.80%    to    15.84%
    2011       (8.89)%   to    (8.07)%



--------------------------------------------------------------------------------
                                   SA-411

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
    2015          19,275  $ 13.18  to   $  14.25  $    265,833  0.35%    to   1.25%      --     to     --
    2014          17,349    13.81  to      14.79       249,090  0.35%    to   1.25%      --     to     --
    2013          19,007    14.02  to      14.88       273,118  0.35%    to   1.25%      --     to     --
    2012          16,408    10.58  to      11.04       176,716  0.50%    to   1.25%      --     to     --
    2011          15,186     9.53  to       9.87       146,725  0.50%    to   1.25%      --     to     --

NUVEEN MID CAP INDEX FUND
    2015         171,095    18.53  to      19.94     3,244,481    --     to   1.25%    0.68%    to   0.74%
    2014         173,777    19.30  to      20.51     3,423,024    --     to   1.25%    0.87%    to   0.98%
    2013         153,658    17.93  to      18.81     2,796,247    --     to   1.25%    0.73%    to   0.83%
    2012         130,367    13.69  to      14.19     1,804,895    --     to   1.25%    0.72%    to   0.79%
    2011          62,319    11.83  to      11.99       741,594  0.50%    to   1.25%    0.30%    to   0.43%

NUVEEN SMALL CAP INDEX
    2015           4,667    13.68  to      14.54        66,888    --     to   1.25%    0.85%    to   1.13%
    2014           3,174    14.57  to      15.30        47,838    --     to   1.25%    0.86%    to   1.05%
    2013           4,462    14.15  to      14.67        64,733    --     to   1.25%    0.55%    to   0.65%
    2012           8,442    10.38  to      10.63        89,194    --     to   1.25%    0.77%    to   2.82%
    2011              18     9.08  to       9.08           167  1.25%    to   1.25%    0.52%    to   0.52%

NUVEEN EQUITY INDEX FUND
    2015          53,301    18.80  to      20.22     1,025,321    --     to   1.25%    1.42%    to   1.43%
    2014          47,289    18.88  to      20.06       909,857    --     to   1.25%    1.45%    to   1.60%
    2013          40,400    16.91  to      17.75       693,517    --     to   1.25%    0.91%    to   1.58%
    2012          32,494    13.03  to      13.50       427,703    --     to   1.25%    1.38%    to   1.79%
    2011             649    11.44  to      11.55         7,475  0.75%    to   1.25%    0.27%    to   0.83%

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND
    2015          18,217    19.65  to      21.14       378,382    --     to   1.25%      --     to     --
    2014          17,806    20.09  to      21.35       374,065    --     to   1.25%      --     to     --
    2013          18,790    18.78  to      19.71       366,353    --     to   1.25%      --     to     --
    2012          25,368    13.93  to      14.44       363,071    --     to   1.25%      --     to     --
    2011          15,615    12.28  to      12.57       195,945    --     to   1.25%      --     to     --

NUVEEN SMALL CAP SELECT FUND
    2015           1,610    17.36  to      17.98        28,716  0.65%    to   1.25%      --     to     --
    2014           1,257    17.95  to      18.48        23,137  0.65%    to   1.25%      --     to     --
    2013           1,013    17.24  to      17.64        17,861  0.65%    to   1.25%    0.04%    to   0.14%
    2012           3,583    13.23  to      13.46        47,793  0.65%    to   1.25%      --     to     --
    2011           1,113    11.96  to      11.96        13,311  1.25%    to   1.25%      --     to     --

NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND
    2015             966    12.86  to      12.86        12,429  0.85%    to   0.85%    1.67%    to   1.67%
    2014             427    13.41  to      13.41         5,729  0.85%    to   0.85%    1.79%    to   1.79%
    2013              47    11.98  to      11.98           566  0.85%    to   0.85%    0.83%    to   0.83%

FIDELITY ADVISOR EQUITY GROWTH FUND
    2015          14,134    16.01  to      18.84       228,451  0.50%    to   1.25%      --     to     --
    2014          11,477    15.10  to      17.92       175,400  0.50%    to   1.25%      --     to     --
    2013           9,032    13.72  to      16.39       126,011  0.50%    to   1.25%      --     to     --
    2012          11,699    10.18  to      12.26       120,402  0.50%    to   1.25%      --     to     --
    2011          14,536     8.98  to      10.89       134,761  0.50%    to   1.25%      --     to     --


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  ------------------------
ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
    2015       (4.53)%   to   (3.64)%
    2014       (1.51)%   to   (0.59)%
    2013       32.51%    to   33.71%
    2012       11.03%    to   11.87%
    2011       (4.11)%   to   (3.39)%

NUVEEN MID CAP INDEX FUND
    2015       (3.98)%   to   (2.80)%
    2014        7.66%    to    9.03%
    2013       30.91%    to   32.55%
    2012       15.80%    to   17.26%
    2011       (3.41)%   to   (2.69)%

NUVEEN SMALL CAP INDEX
    2015       (6.09)%   to   (4.94)%
    2014        2.99%    to    4.29%
    2013       36.31%    to   38.02%
    2012       14.30%    to   15.74%
    2011       (9.19)%   to   (9.19)%

NUVEEN EQUITY INDEX FUND
    2015       (0.45)%   to    0.80%
    2014       11.66%    to   13.02%
    2013       29.81%    to   31.44%
    2012       13.86%    to   15.29%
    2011        0.30%    to    0.80%

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND
    2015       (2.21)%   to   (1.00)%
    2014        6.99%    to    8.30%
    2013       34.83%    to   36.52%
    2012       13.41%    to   14.83%
    2011       (4.16)%   to   (2.95)%

NUVEEN SMALL CAP SELECT FUND
    2015       (3.28)%   to   (2.70)%
    2014        4.13%    to    4.77%
    2013       30.29%    to   31.07%
    2012       10.68%    to   11.35%
    2011       (3.25)%   to   (3.25)%

NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND
    2015       (4.06)%   to   (4.06)%
    2014       11.90%    to   11.90%
    2013       19.76%    to   19.76%

FIDELITY ADVISOR EQUITY GROWTH FUND
    2015        5.16%    to    6.00%
    2014        9.31%    to   10.09%
    2013       33.70%    to   34.71%
    2012       12.60%    to   13.45%
    2011       (1.46)%   to   (0.72)%



--------------------------------------------------------------------------------
                                   SA-412

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
FIDELITY ADVISOR VALUE STRATEGIES FUND
    2015           8,365  $ 24.72  to   $  24.72  $    206,777  0.35%    to   0.35%    0.55%    to   0.55%
    2014          12,598    25.59  to      25.59       322,386  0.35%    to   0.35%    0.51%    to   0.51%
    2013          14,279    24.24  to      24.24       346,065  0.35%    to   0.35%    0.44%    to   0.44%
    2012          16,498    18.74  to      18.74       309,188  0.35%    to   0.35%    0.06%    to   0.06%
    2011          19,536    14.88  to      14.88       290,703  0.35%    to   0.35%    0.23%    to   0.23%

FIDELITY ADVISOR LEVERAGED COMPANY STOCK FUND
    2015         216,668    13.08  to      14.57     3,023,657    --     to   1.25%    0.22%    to   0.22%
    2014         238,141    14.09  to      15.51     3,542,865    --     to   1.25%    0.28%    to   0.29%
    2013         282,349    13.58  to      14.75     4,010,061    --     to   1.25%    0.10%    to   0.10%
    2012         247,134    10.10  to      10.84     2,588,716    --     to   1.25%    0.01%    to   0.02%
    2011         219,916     7.93  to       8.40     1,767,875    --     to   1.25%      --     to   0.96%

FEDERATED EQUITY INCOME FUND, INC.
    2015           8,581    15.41  to      16.32       127,921  0.65%    to   1.25%    1.87%    to   2.09%
    2014           9,384    16.50  to      17.37       149,332  0.65%    to   1.25%    1.55%    to   1.72%
    2013           5,176    15.48  to      16.20        78,693  0.65%    to   1.25%    1.16%    to   1.68%
    2012           3,166    11.91  to      11.91        37,712  1.25%    to   1.25%    3.25%    to   3.25%
    2011           2,851    10.84  to      10.84        30,907  1.25%    to   1.25%    2.97%    to   2.97%

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES FUND
    2015          20,472    12.53  to      12.64       257,638  0.75%    to   1.25%    2.42%    to   2.55%
    2014          20,282    12.61  to      12.66       254,862  0.75%    to   1.25%    2.76%    to   2.78%
    2013          27,979    12.13  to      12.14       336,124  0.75%    to   1.25%    2.70%    to   2.72%
    2012          28,351    12.47  to      12.54       353,605  0.75%    to   1.25%    2.93%    to   2.97%
    2011          33,488    12.24  to      12.38       409,364  0.75%    to   1.25%    3.67%    to   3.69%

FEDERATED MDT MID CAP GROWTH STRATEGIES FUND
    2015           5,114    13.31  to      15.86        81,820  0.75%    to   1.25%      --     to     --
    2014           4,681    14.12  to      16.90        79,979  0.75%    to   1.25%    0.14%    to   0.15%
    2013           4,570    12.51  to      15.06        69,452  0.75%    to   1.25%      --     to     --
    2012           4,247     9.00  to      10.88        46,752  0.75%    to   1.25%      --     to     --
    2011           4,462     8.50  to      10.33        46,579  0.75%    to   1.25%      --     to     --

FEDERATED HIGH INCOME BOND FUND
    2015             952    14.82  to      15.86        15,099  1.05%    to   1.25%    5.51%    to   5.51%
    2014             717    15.48  to      16.60        11,897  1.05%    to   1.25%    5.58%    to   5.64%
    2013             373    16.46  to      16.46         6,139  1.25%    to   1.25%    6.14%    to   6.14%
    2012             277    15.62  to      15.62         4,329  1.25%    to   1.25%    8.06%    to   8.06%
    2011           2,960    13.84  to      13.84        40,964  1.25%    to   1.25%    7.46%    to   7.46%

FEDERATED KAUFMANN FUND
    2015         296,491    14.39  to      17.96     4,637,520  0.35%    to   1.25%      --     to     --
    2014         312,395    13.62  to      17.16     4,686,958  0.35%    to   1.25%      --     to     --
    2013         338,748    12.53  to      15.92     4,753,625  0.35%    to   1.25%      --     to     --
    2012         350,113     8.95  to      11.47     3,600,204  0.35%    to   1.25%      --     to     --
    2011         406,051     8.34  to       9.90     3,545,321    --     to   1.25%      --     to     --

FEDERATED SHORT-TERM INCOME FUND
    2015           7,304    13.40  to      13.40        97,880  0.35%    to   0.35%    1.02%    to   1.02%
    2014           8,631    13.42  to      13.42       115,838  0.35%    to   0.35%    1.09%    to   1.09%
    2013           8,898    13.37  to      13.37       118,938  0.35%    to   0.35%    1.40%    to   1.40%
    2012          13,369    13.39  to      13.39       179,074  0.35%    to   0.35%    1.81%    to   1.81%
    2011          14,481    13.05  to      13.05       188,951  0.35%    to   0.35%    2.11%    to   2.11%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
FIDELITY ADVISOR VALUE STRATEGIES FUND
    2015       (3.40)%   to    (3.40)%
    2014        5.57%    to     5.57%
    2013       29.33%    to    29.33%
    2012       25.94%    to    25.94%
    2011      (10.06)%   to   (10.06)%

FIDELITY ADVISOR LEVERAGED COMPANY STOCK FUND
    2015       (7.16)%   to    (6.04)%
    2014        3.77%    to     5.12%
    2013       34.44%    to    36.13%
    2012       27.41%    to    29.02%
    2011      (11.96)%   to   (10.85)%

FEDERATED EQUITY INCOME FUND, INC.
    2015       (6.60)%   to    (6.04)%
    2014        6.59%    to     7.23%
    2013       29.97%    to    30.75%
    2012        9.87%    to     9.87%
    2011        6.13%    to     6.13%

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES FUND
    2015       (0.63)%   to    (0.12)%
    2014        3.86%    to     4.37%
    2013       (3.21)%   to    (2.72)%
    2012        1.34%    to     1.84%
    2011        3.12%    to     3.63%

FEDERATED MDT MID CAP GROWTH STRATEGIES FUND
    2015       (6.16)%   to    (5.72)%
    2014       12.22%    to    12.83%
    2013       38.40%    to    39.09%
    2012        5.36%    to     5.89%
    2011       (4.79)%   to    (4.32)%

FEDERATED HIGH INCOME BOND FUND
    2015       (4.47)%   to    (4.26)%
    2014       (0.29)%   to     0.87%
    2013        5.37%    to     5.37%
    2012       12.86%    to    12.86%
    2011        3.36%    to     3.36%

FEDERATED KAUFMANN FUND
    2015        4.64%    to     5.63%
    2014        7.79%    to     8.74%
    2013       38.80%    to    40.05%
    2012       15.84%    to    16.89%
    2011      (14.85)%   to   (13.78)%

FEDERATED SHORT-TERM INCOME FUND
    2015       (0.14)%   to    (0.14)%
    2014        0.38%    to     0.38%
    2013       (0.20)%   to    (0.20)%
    2012        2.65%    to     2.65%
    2011        1.69%    to     1.69%



--------------------------------------------------------------------------------
                                   SA-413

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
FEDERATED TOTAL RETURN BOND FUND
    2015          15,592  $ 13.52  to   $  44.10  $    286,688  0.50%    to   1.25%    2.86%    to   2.87%
    2014          16,602    13.79  to      44.67       316,461  0.50%    to   1.25%    3.19%    to   3.23%
    2013          17,625    13.34  to      42.87       311,624  0.50%    to   1.25%    2.97%    to   3.13%
    2012          31,099    13.70  to      43.71       454,639  0.50%    to   1.25%    3.11%    to   3.11%
    2011          27,804    13.08  to      41.43       385,717  0.50%    to   1.25%    3.51%    to   3.53%

FEDERATED CLOVER SMALL VALUE FUND
    2015           2,638    13.68  to      14.18        37,387  0.35%    to   1.25%    0.00%    to   0.53%
    2014             142    15.16  to      15.16         2,153  0.50%    to   0.50%    1.15%    to   1.15%

FEDERATED INTERNATIONAL LEADERS FUND
    2015              70    13.74  to      14.18           974  0.75%    to   1.25%    1.46%    to   2.14%
    2014              37    14.23  to      14.38           536  1.05%    to   1.25%    0.97%    to   5.00%
    2013              19    15.21  to      15.21           297  1.05%    to   1.05%    1.55%    to   1.55%
    2012              10    12.08  to      12.08           124  1.05%    to   1.05%    0.07%    to   0.07%
    2011             147     9.39  to       9.39         1,384  1.05%    to   1.05%    0.46%    to   0.46%

FIDELITY(R) VIP GROWTH OPPORTUNITIES PORTFOLIO
    2015          19,524    20.56  to      20.56       401,472  0.70%    to   0.70%    0.18%    to   0.18%
    2014          20,334    19.61  to      19.61       398,697  0.70%    to   0.70%    0.24%    to   0.24%
    2013          20,743    17.60  to      17.60       365,034  0.70%    to   0.70%    0.30%    to   0.30%
    2012          21,217    12.85  to      12.85       272,654  0.70%    to   0.70%    0.38%    to   0.38%
    2011          22,367    10.82  to      10.82       241,999  0.70%    to   0.70%    0.14%    to   0.14%

FIDELITY(R) VIP OVERSEAS PORTFOLIO
    2015           9,499    12.09  to      12.09       114,889  0.70%    to   0.70%    1.43%    to   1.43%
    2014           8,643    11.75  to      11.75       101,584  0.70%    to   0.70%    1.18%    to   1.18%
    2013          11,548    12.88  to      12.88       148,687  0.70%    to   0.70%    2.22%    to   2.22%
    2012           5,446     9.94  to       9.94        54,136  0.70%    to   0.70%    2.14%    to   2.14%
    2011           4,869     8.29  to       8.29        40,365  0.70%    to   0.70%    1.52%    to   1.52%

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
    2015          10,651    16.53  to      16.53       176,061  0.70%    to   0.70%    1.19%    to   1.19%
    2014          10,508    17.16  to      17.16       180,297  0.70%    to   0.70%    0.53%    to   0.53%
    2013          22,953    16.18  to      16.18       371,382  0.70%    to   0.70%    0.89%    to   0.89%
    2012          13,304    12.49  to      12.49       166,109  0.70%    to   0.70%    0.60%    to   0.60%
    2011          14,848     9.88  to       9.88       146,678  0.70%    to   0.70%    0.92%    to   0.92%

FIDELITY(R) VIP BALANCED PORTFOLIO
    2015          86,024    17.12  to      17.12     1,473,104  0.70%    to   0.70%    1.51%    to   1.51%
    2014          87,200    17.14  to      17.14     1,494,900  0.70%    to   0.70%    1.70%    to   1.70%
    2013          84,753    15.66  to      15.66     1,327,019  0.70%    to   0.70%    1.66%    to   1.66%
    2012          46,407    13.18  to      13.18       611,503  0.70%    to   0.70%    1.57%    to   1.57%
    2011          56,925    11.53  to      11.53       656,442  0.70%    to   0.70%    1.71%    to   1.71%

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
    2015          13,371    16.46  to      16.46       220,094  0.70%    to   0.70%    2.23%    to   2.23%
    2014          11,279    16.96  to      16.96       191,315  0.70%    to   0.70%    1.27%    to   1.27%
    2013          16,669    15.46  to      15.46       257,736  0.70%    to   0.70%    2.15%    to   2.15%
    2012          13,550    11.66  to      11.66       157,964  0.70%    to   0.70%    2.55%    to   2.55%
    2011          10,926     9.90  to       9.90       108,180  0.70%    to   0.70%    1.42%    to   1.42%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
FEDERATED TOTAL RETURN BOND FUND
    2015       (1.99)%   to    (1.27)%
    2014        3.39%    to     4.20%
    2013       (2.64)%   to    (1.91)%
    2012        4.69%    to     5.48%
    2011        4.34%    to     5.12%

FEDERATED CLOVER SMALL VALUE FUND
    2015       (8.48)%   to    (5.42)%
    2014        2.90%    to     2.90%

FEDERATED INTERNATIONAL LEADERS FUND
    2015       (9.18)%   to    (3.43)%
    2014       (5.48)%   to    (4.51)%
    2013       25.82%    to    25.82%
    2012       28.73%    to    28.73%
    2011      (19.38)%   to   (19.38)%

FIDELITY(R) VIP GROWTH OPPORTUNITIES PORTFOLIO
    2015        4.86%    to     4.86%
    2014       11.41%    to    11.41%
    2013       36.94%    to    36.94%
    2012       18.78%    to    18.78%
    2011        1.58%    to     1.58%

FIDELITY(R) VIP OVERSEAS PORTFOLIO
    2015        2.93%    to     2.93%
    2014       (8.75)%   to    (8.75)%
    2013       29.53%    to    29.53%
    2012       19.90%    to    19.90%
    2011      (17.74)%   to   (17.74)%

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
    2015       (3.67)%   to    (3.67)%
    2014        6.05%    to     6.05%
    2013       29.58%    to    29.58%
    2012       26.39%    to    26.39%
    2011       (9.44)%   to    (9.44)%

FIDELITY(R) VIP BALANCED PORTFOLIO
    2015       (0.09)%   to    (0.09)%
    2014        9.47%    to     9.47%
    2013       18.82%    to    18.82%
    2012       14.27%    to    14.27%
    2011       (4.29)%   to    (4.29)%

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
    2015       (2.94)%   to    (2.94)%
    2014        9.71%    to     9.71%
    2013       32.63%    to    32.63%
    2012       17.74%    to    17.74%
    2011        0.90%    to     0.90%



--------------------------------------------------------------------------------
                                   SA-414

---------------------------------------------------------------------------

                                                                                            INVESTMENT
                                   UNIT                                EXPENSE                INCOME
                                FAIR VALUE                         RATIO LOWEST TO        RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*               HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  -----------------------
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
    2015           8,585  $ 22.38  to   $  22.38  $    192,097  0.35%    to   0.35%    1.57%    to    1.57%
    2014           8,584    22.56  to      22.56       193,636  0.35%    to   0.35%    3.14%    to    3.14%
    2013           3,017    21.48  to      21.48        64,796  0.50%    to   0.50%    2.25%    to    2.25%
    2012           1,277    18.67  to      18.67        23,834  0.50%    to   0.50%    2.64%    to    2.64%
    2011             561    16.59  to      16.59         9,302  0.50%    to   0.50%    2.20%    to    2.20%

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
    2015          28,827    23.47  to      25.02       721,231  0.35%    to   1.25%    1.33%    to    1.33%
    2014          31,640    23.89  to      25.24       798,622  0.35%    to   0.50%      --     to    2.57%
    2013          24,456    23.10  to      24.00       586,867  0.50%    to   1.25%    1.53%    to    1.56%
    2012           7,959    19.26  to      19.86       158,118  0.50%    to   1.25%    0.01%    to    3.77%
    2011           3,885    16.93  to      17.33        67,036  0.50%    to   1.25%    2.42%    to    2.99%

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
    2015           3,994    20.58  to      20.58        82,195  0.35%    to   0.35%    1.96%    to    1.96%
    2014           2,571    20.75  to      20.75        53,363  0.35%    to   0.35%    2.63%    to    2.63%
    2013           2,520    19.79  to      19.79        49,861  0.50%    to   0.50%    0.44%    to    0.44%
    2012          10,821    17.43  to      17.43       188,580  0.50%    to   0.50%    1.43%    to    1.43%
    2011          15,147    15.65  to      15.65       237,086  0.50%    to   0.50%    2.04%    to    2.04%

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
    2015          32,312    23.96  to      23.96       774,151  0.35%    to   0.35%    1.91%    to    1.91%
    2014          20,577    24.16  to      24.16       497,234  0.35%    to   0.35%    2.90%    to    2.90%
    2013           7,788    22.95  to      22.95       178,727  0.50%    to   0.50%    5.62%    to    5.62%
    2012           1,197    19.27  to      19.27        23,063  0.50%    to   0.50%    2.53%    to    2.53%
    2011             294    16.87  to      16.87         4,967  0.50%    to   0.50%    4.35%    to    4.35%

FIDELITY(R) VIP FUNDSMANAGER 70% PORTFOLIO
    2015              32    22.28  to      22.28           725  0.50%    to   0.50%    1.44%    to    1.44%
    2014               4    22.33  to      22.33            81  0.50%    to   0.50%   13.33%    to   13.33%

FIDELITY ADVISOR(R) STOCK SELECTOR ALL CAP FUND
    2015             201    15.29  to      15.29         3,075  1.25%    to   1.25%      --     to      --
    2014             183    15.58  to      15.58         2,847  1.25%    to   1.25%      --     to      --
    2013             189    14.28  to      14.28         2,706  1.25%    to   1.25%    0.18%    to    0.18%
    2012             386    10.85  to      10.85         4,183  1.25%    to   1.25%    0.19%    to    0.19%

TEMPLETON GLOBAL OPPORTUNITIES TRUST
    2015           2,530    19.73  to      20.42        50,133  0.75%    to   1.25%    0.55%    to    0.60%
    2014           4,548    21.66  to      22.30        98,740  0.75%    to   1.25%      --     to      --
    2013           3,665    22.86  to      23.42        83,937  0.75%    to   1.25%    0.87%    to    1.02%
    2012           4,678    18.41  to      18.77        86,238  0.75%    to   1.25%    2.05%    to    2.42%
    2011           2,240    15.25  to      15.46        34,216  0.75%    to   1.25%    1.85%    to    3.22%

TEMPLETON DEVELOPING MARKETS TRUST
    2015         106,515     7.55  to      10.02       877,222  0.35%    to   1.25%    0.24%    to    0.78%
    2014         113,599     9.43  to      12.63     1,185,732  0.35%    to   1.25%    1.09%    to    1.41%
    2013         116,910    10.30  to      13.92     1,314,404  0.35%    to   1.25%    1.28%    to    1.29%
    2012         122,019    10.47  to      14.27     1,450,330  0.35%    to   1.25%    1.60%    to    1.67%
    2011         113,418     9.28  to      12.77     1,200,817  0.35%    to   1.25%    1.03%    to    1.22%

FRANKLIN HIGH INCOME FUND
    2015          82,313    14.41  to      14.73     1,188,586    --     to   1.25%    6.26%    to    6.38%
    2014          90,936    16.34  to      16.50     1,478,234    --     to   1.25%    5.27%    to    5.87%
    2013          65,630    15.90  to      16.62     1,075,051  0.35%    to   1.25%    2.42%    to    6.39%
    2012          53,656    14.97  to      15.63       832,740  0.50%    to   1.25%    7.18%    to    7.42%
    2011          57,044    13.01  to      13.68       766,364  0.50%    to   1.25%    6.99%    to    7.10%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
    2015       (0.82)%   to    (0.82)%
    2014        0.79%    to     0.79%
    2013       15.06%    to    15.06%
    2012       12.51%    to    12.51%
    2011       (1.73)%   to    (1.73)%

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
    2015       (1.76)%   to    (0.87)%
    2014        0.72%    to     3.42%
    2013       19.90%    to    20.80%
    2012       13.75%    to    14.61%
    2011       (4.04)%   to    (3.31)%

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
    2015       (0.83)%   to    (0.83)%
    2014        0.90%    to     0.90%
    2013       13.54%    to    13.54%
    2012       11.35%    to    11.35%
    2011       (1.01)%   to    (1.01)%

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
    2015       (0.84)%   to    (0.84)%
    2014        0.81%    to     0.81%
    2013       19.12%    to    19.12%
    2012       14.22%    to    14.22%
    2011       (2.83)%   to    (2.83)%

FIDELITY(R) VIP FUNDSMANAGER 70% PORTFOLIO
    2015       (0.20)%   to    (0.20)%
    2014        0.50%    to     0.50%

FIDELITY ADVISOR(R) STOCK SELECTOR ALL CAP FUND
    2015       (1.87)%   to    (1.87)%
    2014        9.11%    to     9.11%
    2013       31.62%    to    31.62%
    2012        8.50%    to     8.50%

TEMPLETON GLOBAL OPPORTUNITIES TRUST
    2015       (8.89)%   to    (8.44)%
    2014       (5.23)%   to    (4.77)%
    2013       24.19%    to    24.81%
    2012       20.75%    to    21.36%
    2011      (11.59)%   to   (11.15)%

TEMPLETON DEVELOPING MARKETS TRUST
    2015      (20.68)%   to   (19.96)%
    2014       (9.28)%   to    (8.46)%
    2013       (2.49)%   to    (1.61)%
    2012       11.72%    to    12.73%
    2011      (16.89)%   to   (16.14)%

FRANKLIN HIGH INCOME FUND
    2015      (11.82)%   to   (10.71)%
    2014       (5.20)%   to    (1.66)%
    2013        6.31%    to     7.27%
    2012       14.28%    to    15.14%
    2011        3.25%    to     4.03%


--------------------------------------------------------------------------------
                                   SA-415

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
FRANKLIN STRATEGIC INCOME FUND
    2015         259,612  $ 13.86  to   $  14.28  $  3,638,893  0.15%    to   1.25%    4.19%    to   4.56%
    2014         264,685    14.50  to      15.11     3,915,646  0.15%    to   1.25%    5.20%    to   5.38%
    2013         271,050    14.29  to      15.05     3,974,468  0.15%    to   1.25%    4.05%    to   4.32%
    2012         261,925    13.87  to      14.76     3,735,003  0.15%    to   1.25%    5.75%    to   5.80%
    2011         191,435    12.36  to      13.31     2,445,703  0.15%    to   1.25%    5.43%    to   5.89%

TEMPLETON GLOBAL BOND FUND
    2015         362,018    16.85  to      16.86     5,965,039    --     to   1.25%    2.98%    to   3.14%
    2014         312,719    17.60  to      17.82     5,305,287    --     to   1.25%    6.51%    to   6.64%
    2013         245,611    17.33  to      17.77     4,242,334    --     to   1.25%    3.96%    to   3.98%
    2012         238,403    16.95  to      17.60     4,086,478    --     to   1.25%    5.81%    to   6.07%
    2011         185,156    14.64  to      15.39     2,760,963    --     to   1.25%    5.74%    to   6.11%

FRANKLIN U.S. GOVERNMENT SECURITIES FUND
    2015          40,229    13.12  to      13.54       530,459  0.50%    to   1.25%    3.22%    to   3.24%
    2014          53,916    13.16  to      13.49       711,019  0.50%    to   1.25%    3.36%    to   3.46%
    2013          53,090    12.77  to      12.99       678,332  0.50%    to   1.25%    3.50%    to   3.61%
    2012         102,162    13.15  to      13.28     1,346,714  0.50%    to   1.25%    3.44%    to   3.65%
    2011          88,198    13.12  to      13.15     1,154,985  0.50%    to   1.25%    2.95%    to   3.98%

FRANKLIN SMALL CAP VALUE FUND
    2015         118,980    19.01  to      44.52     2,218,978    --     to   1.25%    0.54%    to   0.56%
    2014         145,709    20.89  to      53.99     2,915,383    --     to   1.25%    0.17%    to   0.24%
    2013         161,086    21.15  to      59.50     3,333,701    --     to   1.25%    0.42%    to   0.46%
    2012         153,785    15.90  to      46.45     2,420,396    --     to   1.25%    1.10%    to   1.15%
    2011         140,829    13.60  to      40.94     1,900,713    --     to   1.25%    0.38%    to   0.67%

FRANKLIN MUTUAL GLOBAL DISCOVERY FUND
    2015         874,786    13.57  to      16.00    11,657,505    --     to   1.25%    1.32%    to   1.49%
    2014         856,941    14.08  to      16.81    11,925,820    --     to   1.25%    2.05%    to   2.11%
    2013         937,246    13.41  to      16.21    12,590,032    --     to   1.25%    1.52%    to   1.54%
    2012       1,014,190    10.70  to      13.10    10,914,321    --     to   1.25%    1.55%    to   1.85%
    2011         902,571     9.44  to      11.71     8,657,694    --     to   1.25%    1.44%    to   3.62%

TEMPLETON GROWTH FUND
    2015         143,194    14.85  to      33.29     2,016,886    --     to   1.25%    1.32%    to   1.32%
    2014         152,801    16.08  to      35.59     2,317,280    --     to   1.25%    2.21%    to   2.50%
    2013         156,786    16.60  to      36.29     2,449,086    --     to   1.25%    1.08%    to   1.37%
    2012         160,678    12.91  to      27.88     1,829,640    --     to   1.25%    1.97%    to   2.04%
    2011         152,615    10.76  to      22.94     1,472,185    --     to   1.25%    1.25%    to   1.80%

FRANKLIN INCOME FUND
    2015         602,058    13.19  to      14.31     7,899,380  0.35%    to   1.25%    5.21%    to   5.23%
    2014         638,534    14.35  to      15.72     9,221,858  0.35%    to   1.25%    4.85%    to   4.93%
    2013         688,749    13.74  to      15.29     9,632,750    --     to   1.25%    4.73%    to   5.56%
    2012         669,238    12.03  to      13.55     8,297,407    --     to   1.25%    6.11%    to   6.39%
    2011         644,514    10.58  to      12.07     7,132,938    --     to   1.25%    6.40%    to   6.53%

FRANKLIN GROWTH FUND
    2015         555,159    17.66  to      19.54     9,915,019    --     to   1.25%    0.62%    to   1.88%
    2014         335,679    17.32  to      19.41     6,025,439    --     to   1.25%    0.28%    to   0.29%
    2013         241,885    15.08  to      17.11     3,792,715    --     to   1.25%    0.49%    to   0.49%
    2012         169,886    11.33  to      13.39     2,109,819  0.50%    to   1.25%    0.29%    to   0.33%
    2011         131,624    10.02  to      11.92     1,431,594  0.50%    to   1.25%    0.41%    to   0.46%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  ------------------------
FRANKLIN STRATEGIC INCOME FUND
    2015       (5.47)%   to   (4.38)%
    2014        0.39%    to    1.50%
    2013        1.92%    to    3.04%
    2012       10.95%    to   12.18%
    2011        1.38%    to    2.50%

TEMPLETON GLOBAL BOND FUND
    2015       (5.42)%   to   (4.23)%
    2014        0.31%    to    1.59%
    2013        0.95%    to    2.22%
    2012       14.37%    to   15.81%
    2011       (3.59)%   to   (2.37)%

FRANKLIN U.S. GOVERNMENT SECURITIES FUND
    2015       (0.33)%   to    0.40%
    2014        3.04%    to    3.81%
    2013       (2.90)%   to   (2.17)%
    2012        0.26%    to    1.02%
    2011        5.48%    to    6.28%

FRANKLIN SMALL CAP VALUE FUND
    2015      (17.54)%   to   (8.99)%
    2014       (9.26)%   to   (1.25)%
    2013       28.09%    to   33.05%
    2012       13.46%    to   16.88%
    2011       (4.86)%   to   (3.66)%

FRANKLIN MUTUAL GLOBAL DISCOVERY FUND
    2015       (4.82)%   to   (3.64)%
    2014        3.71%    to    4.99%
    2013       23.71%    to   25.26%
    2012       11.93%    to   13.34%
    2011       (4.20)%   to   (2.99)%

TEMPLETON GROWTH FUND
    2015       (7.65)%   to   (6.46)%
    2014       (3.16)%   to   (1.93)%
    2013       28.54%    to   30.15%
    2012       20.03%    to   21.54%
    2011       (7.55)%   to   (6.38)%

FRANKLIN INCOME FUND
    2015       (8.94)%   to   (8.11)%
    2014        2.83%    to    3.78%
    2013       12.81%    to   14.23%
    2012       12.27%    to   13.68%
    2011        1.55%    to    2.83%

FRANKLIN GROWTH FUND
    2015        0.68%    to    1.94%
    2014       13.45%    to   14.86%
    2013       27.78%    to   29.39%
    2012       12.28%    to   13.13%
    2011       (0.62)%   to    0.13%



--------------------------------------------------------------------------------
                                   SA-416

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
FRANKLIN TOTAL RETURN FUND
    2015          24,917  $ 13.85  to   $  13.99  $    345,445  0.50%    to   1.25%    3.20%    to   4.02%
    2014          28,891    14.25  to      14.29       411,078  0.50%    to   1.25%    3.89%    to   4.93%
    2013          31,003    13.55  to      13.62       419,363  0.50%    to   1.25%    3.72%    to   3.79%
    2012          31,764    13.76  to      13.93       440,802  0.50%    to   1.25%    3.65%    to   3.73%
    2011          22,815    12.76  to      13.01       296,482  0.50%    to   1.25%    4.66%    to   4.70%

FRANKLIN BALANCE SHEET INVESTMENT FUND
    2015         114,319    20.65  to      23.40     2,671,468  0.35%    to   1.25%    0.63%    to   0.68%
    2014         125,329    23.09  to      25.93     3,245,621  0.35%    to   1.25%    0.08%    to   0.49%
    2013         128,738    23.21  to      25.83     3,277,736  0.35%    to   1.25%    1.25%    to   1.34%
    2012         134,957    17.20  to      18.97     2,528,648  0.35%    to   1.25%    1.46%    to   1.62%
    2011         153,987    15.06  to      16.46     2,507,814  0.35%    to   1.25%    0.47%    to   0.51%

FRANKLIN MUTUAL BEACON FUND
    2015          86,904    13.10  to      13.30     1,097,728  0.35%    to   1.25%    1.70%    to   1.83%
    2014          95,372    13.74  to      14.08     1,255,951  0.35%    to   1.25%    3.29%    to   3.60%
    2013         124,505    12.95  to      13.39     1,570,328  0.35%    to   1.25%    1.73%    to   1.74%
    2012         128,677    10.10  to      10.53     1,284,573  0.35%    to   1.25%    1.57%    to   1.60%
    2011         118,849     8.73  to       9.19     1,027,851  0.35%    to   1.25%    2.37%    to   2.74%

FRANKLIN MUTUAL SHARES FUND
    2015         300,271    12.20  to      18.92     4,546,441  0.35%    to   1.25%    1.46%    to   1.74%
    2014         304,338    12.77  to      19.98     4,829,375  0.35%    to   1.25%    2.91%    to   3.98%
    2013         291,770    11.94  to      18.85     4,906,975  0.35%    to   1.25%    1.34%    to   1.78%
    2012         350,789     9.38  to      14.94     4,957,774  0.35%    to   1.25%    1.89%    to   1.96%
    2011         336,348     8.20  to      13.19     4,218,608  0.35%    to   1.25%    2.09%    to   2.21%

FRANKLIN SMALL-MID CAP GROWTH FUND
    2015         298,234    17.28  to      21.32     5,127,118    --     to   1.25%      --     to     --
    2014         491,434    12.78  to      22.02     6,572,643  0.35%    to   1.25%      --     to     --
    2013         527,578    11.93  to      20.74     6,610,040  0.35%    to   1.25%      --     to     --
    2012         516,436    11.83  to      15.15     5,434,154    --     to   1.25%      --     to     --
    2011         546,834    10.68  to      13.85     5,205,601    --     to   1.25%      --     to     --

FRANKLIN CONSERVATIVE ALLOCATION FUND
    2015         215,901    13.69  to      13.82     2,897,784    --     to   1.25%    1.75%    to   1.97%
    2014         208,561    14.01  to      14.32     2,889,117    --     to   1.25%    3.05%    to   3.05%
    2013         225,629    13.55  to      14.03     3,030,957    --     to   1.25%    2.13%    to   2.28%
    2012         248,793    12.28  to      12.87     3,056,014    --     to   1.25%    2.16%    to   2.29%
    2011         200,641    11.37  to      12.07     2,290,617    --     to   1.25%    2.01%    to   2.43%

FRANKLIN GROWTH ALLOCATION FUND
    2015         410,195    14.16  to      15.23     5,916,647    --     to   1.25%    1.05%    to   1.18%
    2014         383,575    14.40  to      15.68     5,715,306    --     to   1.25%    1.57%    to   1.63%
    2013         422,956    13.72  to      15.13     5,963,112    --     to   1.25%    1.40%    to   1.46%
    2012         405,908    11.34  to      12.67     4,748,475    --     to   1.25%    1.65%    to   1.93%
    2011         353,687    10.26  to      11.60     3,763,736    --     to   1.25%    1.67%    to   2.21%

FRANKLIN MODERATE ALLOCATION FUND
    2015         519,107    14.19  to      14.71     7,363,056    --     to   1.25%    1.53%    to   1.53%
    2014         530,834    14.47  to      15.19     7,739,029    --     to   1.25%    2.34%    to   2.36%
    2013         541,169    13.90  to      14.78     7,645,362    --     to   1.25%    1.93%    to   2.04%
    2012         529,395    12.16  to      13.08     6,550,911    --     to   1.25%    2.13%    to   2.37%
    2011         486,384    11.12  to      12.12     5,554,407    --     to   1.25%    2.33%    to   2.44%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  ------------------------
FRANKLIN TOTAL RETURN FUND
    2015       (2.79)%   to   (2.07)%
    2014        4.65%    to    5.48%
    2013       (2.21)%   to   (1.47)%
    2012        7.00%    to    7.81%
    2011        4.23%    to    5.01%

FRANKLIN BALANCE SHEET INVESTMENT FUND
    2015      (10.55)%   to   (9.75)%
    2014       (0.52)%   to    0.37%
    2013       34.92%    to   36.14%
    2012       14.21%    to   15.24%
    2011       (7.53)%   to   (6.69)%

FRANKLIN MUTUAL BEACON FUND
    2015       (5.54)%   to   (4.65)%
    2014        5.12%    to    6.11%
    2013       27.10%    to   28.25%
    2012       14.66%    to   15.69%
    2011       (3.71)%   to   (2.84)%

FRANKLIN MUTUAL SHARES FUND
    2015       (5.30)%   to   (4.45)%
    2014        5.98%    to    6.94%
    2013       26.15%    to   27.29%
    2012       13.32%    to   14.35%
    2011       (3.01)%   to   (2.13)%

FRANKLIN SMALL-MID CAP GROWTH FUND
    2015       (3.45)%   to   (3.19)%
    2014        6.18%    to    7.12%
    2013       19.26%    to   36.86%
    2012        9.40%    to   10.78%
    2011       (6.08)%   to   (4.89)%

FRANKLIN CONSERVATIVE ALLOCATION FUND
    2015       (3.47)%   to   (2.27)%
    2014        2.08%    to    3.38%
    2013        9.02%    to   10.39%
    2012        6.65%    to    7.99%
    2011       (1.94)%   to   (0.71)%

FRANKLIN GROWTH ALLOCATION FUND
    2015       (2.85)%   to   (1.64)%
    2014        3.66%    to    4.97%
    2013       19.48%    to   20.98%
    2012        9.15%    to   10.52%
    2011       (4.35)%   to   (3.15)%

FRANKLIN MODERATE ALLOCATION FUND
    2015       (3.13)%   to   (1.91)%
    2014        2.75%    to    4.08%
    2013       12.93%    to   14.35%
    2012        7.99%    to    9.34%
    2011       (2.71)%   to   (1.49)%



--------------------------------------------------------------------------------
                                   SA-417

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
TEMPLETON FOREIGN FUND
    2015         638,694  $ 17.77  to   $  20.73  $ 11,726,236    --     to   1.25%    1.17%    to   5.03%
    2014       1,044,174    19.37  to      22.31    14,749,977    --     to   1.25%    2.31%    to   2.68%
    2013       1,075,835    21.99  to      25.01    17,569,023    --     to   1.25%    1.41%    to   1.55%
    2012         774,672    17.51  to      19.67    14,006,013    --     to   1.25%    2.13%    to   2.18%
    2011         749,798    14.95  to      16.59    11,702,937    --     to   1.25%    2.41%    to   2.65%

FRANKLIN SMALL-MID CAP GROWTH FUND
    2015           8,420    18.25  to      18.25       153,679  0.70%    to   0.70%      --     to     --
    2014           8,251    18.84  to      18.84       155,456  0.70%    to   0.70%      --     to     --
    2013           9,950    17.60  to      17.60       175,155  0.70%    to   0.70%      --     to     --
    2012           8,674    12.80  to      12.80       111,013  0.70%    to   0.70%      --     to     --
    2011           8,784    11.60  to      11.60       101,892  0.70%    to   0.70%      --     to     --

HIGHLAND PREMIER GROWTH EQUITY
    2015           4,353    18.79  to      32.93        85,844    --     to   1.25%      --     to     --
    2014           5,348    18.47  to      34.44       103,028    --     to   1.25%      --     to     --
    2013             957    16.44  to      32.42        15,972    --     to   1.25%    0.14%    to   0.14%
    2012           2,807    12.37  to      25.59        34,892    --     to   1.25%    0.56%    to   1.26%
    2011           2,777    10.42  to      21.40        31,558    --     to   1.25%      --     to     --

GOLDMAN SACHS INCOME BUILDER FUND
    2015           3,908    15.05  to      26.36        74,705  1.05%    to   1.25%    4.06%    to   4.08%
    2014           3,568    15.81  to      27.63        71,178  1.05%    to   1.25%    4.20%    to   4.25%
    2013           4,323    15.46  to      26.97        82,389  1.05%    to   1.25%    3.74%    to   3.83%
    2012           7,097    13.44  to      23.39        97,931  1.05%    to   1.25%    3.12%    to   3.26%
    2011           6,195    12.05  to      20.94        76,166  1.05%    to   1.25%    1.89%    to   1.95%

GOLDMAN SACHS CAPITAL GROWTH FUND
    2015              48    16.38  to      17.88           859  0.75%    to   1.25%      --     to     --
    2014              44    16.18  to      17.76           772  0.75%    to   1.25%      --     to     --
    2013             121    14.34  to      15.82         1,900  0.75%    to   1.25%    0.01%    to   0.25%
    2012           1,259    10.98  to      12.17        15,134  0.75%    to   1.25%    0.11%    to   0.13%
    2011           1,154     9.21  to      10.39        11,868  1.05%    to   1.25%    0.17%    to   0.25%

GOLDMAN SACHS CORE FIXED INCOME FUND
    2015           7,975    12.61  to      12.78       101,575  1.05%    to   1.25%    2.31%    to   2.35%
    2014           7,079    12.71  to      12.92        90,992  1.05%    to   1.25%    2.26%    to   2.27%
    2013           5,940    12.20  to      12.42        73,403  1.05%    to   1.25%    1.54%    to   2.10%
    2012           6,277    12.80  to      12.80        80,353  1.25%    to   1.25%    2.14%    to   2.14%
    2011           5,155    12.24  to      12.24        63,083  1.25%    to   1.25%    1.91%    to   1.91%

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND
    2015              56    15.35  to      15.35           863  1.25%    to   1.25%    0.96%    to   0.96%
    2014              57    15.73  to      15.73           890  1.25%    to   1.25%    0.77%    to   0.77%
    2013              54    13.82  to      13.82           750  1.25%    to   1.25%    1.17%    to   1.17%
    2012              50    10.29  to      10.29           517  1.25%    to   1.25%    1.38%    to   1.38%
    2011              55     9.15  to       9.15           501  1.25%    to   1.25%    2.05%    to   2.05%

GOLDMAN SACHS GOVERNMENT INCOME FUND
    2015         170,122    12.61  to      14.72     2,254,826    --     to   1.25%    1.51%    to   1.51%
    2014         160,872    12.73  to      14.90     2,145,299    --     to   1.25%    1.43%    to   1.45%
    2013         171,144    12.38  to      14.52     2,194,753    --     to   1.25%    0.97%    to   0.97%
    2012         208,407    12.86  to      15.08     2,739,419    --     to   1.25%    1.15%    to   1.15%
    2011         205,907    12.70  to      15.42     2,647,749    --     to   1.25%    1.27%    to   1.28%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
TEMPLETON FOREIGN FUND
    2015       (8.25)%   to    (7.08)%
    2014      (11.92)%   to   (10.79)%
    2013       25.59%    to    27.17%
    2012       17.08%    to    18.55%
    2011      (13.80)%   to   (12.71)%

FRANKLIN SMALL-MID CAP GROWTH FUND
    2015       (3.13)%   to    (3.13)%
    2014        7.04%    to     7.04%
    2013       37.54%    to    37.54%
    2012       10.34%    to    10.34%
    2011       (5.26)%   to    (5.26)%

HIGHLAND PREMIER GROWTH EQUITY
    2015       (4.38)%   to     1.73%
    2014        6.23%    to    12.34%
    2013       26.69%    to    32.94%
    2012       18.73%    to    19.58%
    2011       (1.20)%   to     0.05%

GOLDMAN SACHS INCOME BUILDER FUND
    2015       (4.80)%   to    (4.59)%
    2014        2.24%    to     2.43%
    2013       15.07%    to    15.30%
    2012       11.47%    to    11.70%
    2011        3.34%    to     3.55%

GOLDMAN SACHS CAPITAL GROWTH FUND
    2015        0.69%    to     1.21%
    2014       12.27%    to    12.86%
    2013       30.03%    to    30.68%
    2012       17.08%    to    17.67%
    2011       (2.70)%   to    (2.50)%

GOLDMAN SACHS CORE FIXED INCOME FUND
    2015       (1.05)%   to    (0.80)%
    2014        4.00%    to     4.21%
    2013       (2.94)%   to    (2.75)%
    2012        4.61%    to     4.61%
    2011        5.74%    to     5.74%

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND
    2015       (2.44)%   to    (2.44)%
    2014       13.84%    to    13.84%
    2013       34.30%    to    34.30%
    2012       12.42%    to    12.42%
    2011        2.94%    to     2.94%

GOLDMAN SACHS GOVERNMENT INCOME FUND
    2015       (1.21)%   to    (0.96)%
    2014        2.62%    to     2.82%
    2013       (3.71)%   to    (3.71)%
    2012       (2.20)%   to     1.26%
    2011        5.16%    to     6.48%



--------------------------------------------------------------------------------
                                   SA-418

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
GOLDMAN SACHS GROWTH & INCOME FUND
    2015          13,304  $ 12.20  to   $  14.07  $    185,430  0.50%    to   1.25%    1.69%    to   1.87%
    2014          15,980    12.65  to      14.69       234,359  0.50%    to   1.25%    1.31%    to   1.32%
    2013          16,000    11.42  to      13.37       213,753  0.50%    to   1.25%    0.37%    to   1.18%
    2012          23,132     8.66  to      10.22       224,647  0.50%    to   1.25%    1.15%    to   1.21%
    2011          26,958     7.28  to       8.65       218,350  0.50%    to   1.25%    0.92%    to   1.19%

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
    2015          50,356    17.64  to      20.31       907,684  0.50%    to   1.25%      --     to     --
    2014          42,175    18.79  to      21.79       811,103  0.50%    to   1.25%      --     to     --
    2013          35,806    17.01  to      19.88       614,761  0.50%    to   1.25%      --     to     --
    2012          33,606    12.97  to      15.27       449,106  0.50%    to   1.25%      --     to     --
    2011          30,319    10.95  to      12.98       347,877  0.50%    to   1.25%      --     to     --

GOLDMAN SACHS FOCUSED INTERNATIONAL EQUITY FUND
    2015           2,717     8.20  to       9.86        23,833  0.75%    to   1.25%    1.11%    to   1.51%
    2014           1,845     8.14  to       9.84        16,529  0.75%    to   1.25%    3.07%    to   3.18%
    2013           1,504     9.41  to      11.43        15,565  0.75%    to   1.25%    0.34%    to   0.35%
    2012           1,814     7.43  to       9.06        14,914  0.75%    to   1.25%    3.20%    to   3.32%
    2011           1,509     6.12  to       7.51        10,326  0.75%    to   1.25%    3.44%    to   3.62%

GOLDMAN SACHS MID CAP VALUE FUND
    2015         161,260    24.94  to      69.78     4,547,692    --     to   1.25%    0.23%    to   0.25%
    2014         165,257    27.90  to      77.07     5,327,735    --     to   1.25%    0.25%    to   0.26%
    2013         183,311    24.94  to      68.06     5,448,934    --     to   1.25%    0.46%    to   0.48%
    2012         187,628    19.07  to      51.39     4,419,724    --     to   1.25%    0.80%    to   1.00%
    2011         230,822    16.36  to      43.54     4,352,161    --     to   1.25%    0.47%    to   0.48%

GOLDMAN SACHS SMALL CAP VALUE FUND
    2015         247,853    16.82  to      17.70     4,173,912    --     to   1.25%    0.28%    to   0.62%
    2014         188,212    19.03  to      19.62    34,559,821  0.35%    to   1.25%    0.20%    to   0.27%
    2013         224,945    16.71  to      18.03     3,819,035    --     to   1.25%    0.37%    to   0.52%
    2012         208,577    13.20  to      13.37     2,571,169  0.35%    to   1.25%    1.07%    to   1.12%
    2011         210,253    10.17  to      11.52     2,244,666  0.50%    to   1.25%    0.22%    to   0.25%

GOLDMAN SACHS STRATEGIC GROWTH FUND
    2015           1,139    18.16  to      18.87        19,376  0.85%    to   1.25%    0.17%    to   0.17%
    2014             901    17.83  to      18.45        14,995  0.85%    to   1.25%      --     to     --
    2013             744    15.97  to      16.46        10,969  0.85%    to   1.25%    0.08%    to   0.10%
    2012           1,422    12.25  to      12.57        17,397  0.85%    to   1.25%    0.63%    to   0.84%
    2011             620    10.38  to      10.61         6,406  0.85%    to   1.25%    0.16%    to   0.25%

GOLDMAN SACHS HIGH YIELD FUND
    2015         262,029    15.12  to      17.63     4,479,745    --     to   1.25%    5.40%    to   5.43%
    2014         249,172    16.16  to      18.61     4,459,396    --     to   1.25%    5.40%    to   5.45%
    2013         254,839    16.09  to      18.30     4,452,244    --     to   1.25%    6.04%    to   6.04%
    2012         238,265    15.15  to      17.02     3,903,691    --     to   1.25%    6.36%    to   6.36%
    2011         207,139    13.28  to      14.74     2,920,898    --     to   1.25%    7.25%    to   7.25%

GOLDMAN SACHS LARGE CAP VALUE FUND
    2015          31,904    11.87  to      12.67       393,651  0.50%    to   1.25%    0.54%    to   0.60%
    2014          44,257    12.61  to      13.87       582,643    --     to   1.25%    0.80%    to   0.84%
    2013          43,262    11.37  to      12.36       510,828    --     to   1.25%    0.71%    to   0.73%
    2012          46,004     8.68  to       9.32       411,445    --     to   1.25%    0.93%    to   1.21%
    2011          51,400     7.38  to       7.82       390,086    --     to   1.25%    1.28%    to   1.32%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
GOLDMAN SACHS GROWTH & INCOME FUND
    2015       (4.25)%   to    (3.58)%
    2014        9.91%    to    10.75%
    2013       30.83%    to    31.81%
    2012       18.10%    to    18.99%
    2011       (8.84)%   to    (8.15)%

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
    2015       (6.79)%   to    (6.10)%
    2014        9.61%    to    10.45%
    2013       30.18%    to    31.16%
    2012       17.60%    to    18.49%
    2011       (5.25)%   to    (4.53)%

GOLDMAN SACHS FOCUSED INTERNATIONAL EQUITY FUND
    2015        0.25%    to     0.77%
    2014      (13.90)%   to   (13.47)%
    2013       26.13%    to    26.77%
    2012       20.75%    to    21.36%
    2011      (18.42)%   to   (18.01)%

GOLDMAN SACHS MID CAP VALUE FUND
    2015      (10.60)%   to    (9.46)%
    2014       11.85%    to    13.24%
    2013       30.79%    to    32.43%
    2012       16.57%    to    18.03%
    2011       (7.77)%   to    (6.61)%

GOLDMAN SACHS SMALL CAP VALUE FUND
    2015       (6.97)%   to    (5.77)%
    2014        5.52%    to     6.47%
    2013       36.56%    to    38.28%
    2012       14.63%    to    15.66%
    2011       (0.83)%   to    (0.09)%

GOLDMAN SACHS STRATEGIC GROWTH FUND
    2015        1.85%    to     2.26%
    2014       11.65%    to    12.10%
    2013       30.38%    to    30.90%
    2012       18.01%    to    18.48%
    2011       (4.20)%   to    (3.82)%

GOLDMAN SACHS HIGH YIELD FUND
    2015       (6.43)%   to    (5.24)%
    2014        0.43%    to     1.70%
    2013        6.17%    to     7.51%
    2012       14.07%    to    15.50%
    2011        0.98%    to     2.25%

GOLDMAN SACHS LARGE CAP VALUE FUND
    2015       (5.87)%   to    (5.13)%
    2014       10.88%    to    12.23%
    2013       30.94%    to    32.59%
    2012       17.73%    to    19.21%
    2011       (8.95)%   to    (7.81)%



--------------------------------------------------------------------------------
                                   SA-419

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                            INVESTMENT
                                   UNIT                                EXPENSE                INCOME
                                FAIR VALUE                         RATIO LOWEST TO        RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*               HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  -----------------------
GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
    2015          15,643  $ 35.76  to   $  38.94  $    596,049    --     to   1.25%      --     to      --
    2014          13,875    36.64  to      39.40       524,180    --     to   1.25%      --     to      --
    2013          20,866    33.54  to      35.62       720,310    --     to   1.25%      --     to      --
    2012          20,963    25.05  to      26.28       535,858    --     to   1.25%      --     to      --
    2011          23,240    21.00  to      21.75       493,531    --     to   1.25%      --     to      --

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO
    2015              68    10.64  to      10.64           723  0.85%    to   0.85%    2.52%    to    2.52%
    2014              52    11.09  to      11.09           573  0.85%    to   0.85%    2.68%    to    2.68%
    2013              36    11.22  to      11.22           404  0.85%    to   0.85%    3.78%    to    3.78%
    2012              20    11.02  to      11.02           216  0.85%    to   0.85%    5.84%    to    5.84%
    2011               2     9.55  to       9.55            15  0.85%    to   0.85%    1.31%    to    1.31%

JOHN HANCOCK SMALL CAP EQUITY FUND
    2015          35,594    15.56  to      17.63       601,428  0.35%    to   1.25%      --     to      --
    2014          46,312    16.94  to      19.02       850,306  0.35%    to   1.25%      --     to      --
    2013          54,025    17.84  to      19.85     1,032,648  0.35%    to   1.25%      --     to      --
    2012          85,799    12.73  to      14.59     1,148,191    --     to   1.25%    0.10%    to    0.10%
    2011          88,445    11.36  to      12.86     1,052,833    --     to   1.25%    1.98%    to   21.40%

HARTFORD BALANCED HLS FUND
    2015         515,547    17.40  to      26.62     8,323,060    --     to   1.25%    1.52%    to    1.90%
    2014         548,313    17.59  to      27.09     8,951,623    --     to   1.25%    1.79%    to    1.82%
    2013         550,370    16.22  to      25.11     8,522,720    --     to   1.25%    1.59%    to    1.70%
    2012         631,253    13.55  to      21.03     7,860,989    --     to   1.25%    2.98%    to    3.32%
    2011         667,707    12.25  to      19.34     7,517,225    --     to   1.25%    1.53%    to    1.71%

HARTFORD TOTAL RETURN BOND HLS FUND
    2015       1,474,464    10.93  to      15.93    19,258,829    --     to   1.25%    2.75%    to    3.09%
    2014       1,394,055    11.63  to      16.22    20,097,575    --     to   1.25%    3.07%    to    3.27%
    2013       1,447,543    11.35  to      15.51    20,285,265    --     to   1.25%    3.83%    to    4.13%
    2012       1,573,945    11.99  to      15.93    22,609,896    --     to   1.25%    3.93%    to    4.22%
    2011       1,637,828    11.63  to      15.00    22,635,682    --     to   1.25%    0.21%    to    0.23%

HARTFORD CAPITAL APPRECIATION HLS FUND
    2015       1,055,876    27.63  to      41.07    29,889,646    --     to   1.25%    0.73%    to    0.97%
    2014       1,115,954    27.69  to      40.66    30,807,550    --     to   1.25%    0.71%    to    1.06%
    2013       1,222,415    26.13  to      37.89    29,118,919    --     to   1.25%    0.98%    to    1.01%
    2012       1,434,513    19.02  to      27.24    25,685,661    --     to   1.25%    1.45%    to    1.77%
    2011       1,548,624    16.28  to      23.02    23,068,172    --     to   1.25%    0.72%    to    1.05%

HARTFORD DIVIDEND AND GROWTH HLS FUND
    2015       4,189,791     6.84  to      22.87    35,256,425    --     to   1.25%    1.68%    to    3.07%
    2014       3,101,978     6.92  to      23.43    37,350,907    --     to   1.25%    1.25%    to    2.04%
    2013       3,000,481     6.12  to      21.00    34,263,112    --     to   1.25%    2.00%    to    2.19%
    2012       2,987,908     4.64  to      16.12    27,686,271    --     to   1.25%    2.12%    to    2.61%
    2011       2,821,893     4.09  to      14.37    24,445,236    --     to   1.25%    1.81%    to    2.51%

THE HARTFORD HEALTHCARE HLS FUND
    2015         230,718    26.08  to      39.60     4,596,341  0.35%    to   1.25%      --     to      --
    2014         202,752    23.17  to      35.42     3,784,017  0.35%    to   1.25%    0.04%    to    0.26%
    2013         121,754    18.30  to      28.15     3,022,803  0.35%    to   1.25%    0.30%    to    0.52%
    2012          91,216    12.12  to      18.77     1,711,002  0.35%    to   1.25%    0.13%    to    0.13%
    2011          78,719    10.11  to      15.76     1,306,539  0.35%    to   1.25%      --     to      --


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
    2015       (2.40)%   to    (1.16)%
    2014        9.23%    to    10.62%
    2013       33.86%    to    35.54%
    2012       19.31%    to    20.81%
    2011       (5.45)%   to    (4.27)%

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO
    2015       (4.06)%   to    (4.06)%
    2014       (1.17)%   to    (1.17)%
    2013        1.80%    to     1.80%
    2012       15.36%    to    15.36%
    2011       (4.50)%   to    (4.50)%

JOHN HANCOCK SMALL CAP EQUITY FUND
    2015       (8.14)%   to    (7.30)%
    2014       (5.05)%   to    (4.18)%
    2013       40.10%    to    41.37%
    2012       12.04%    to    13.45%
    2011       (8.78)%   to    (7.63)%

HARTFORD BALANCED HLS FUND
    2015       (1.73)%   to    (1.08)%
    2014        7.89%    to     8.43%
    2013       19.40%    to    19.68%
    2012        8.75%    to    10.63%
    2011        0.34%    to     1.86%

HARTFORD TOTAL RETURN BOND HLS FUND
    2015       (6.02)%   to    (1.80)%
    2014        2.47%    to     4.60%
    2013       (5.37)%   to    (2.59)%
    2012        3.10%    to     6.20%
    2011        5.40%    to     6.99%

HARTFORD CAPITAL APPRECIATION HLS FUND
    2015       (0.23)%   to     1.01%
    2014        5.98%    to     7.31%
    2013       37.35%    to    39.08%
    2012       16.87%    to    18.34%
    2011      (12.51)%   to   (11.41)%

HARTFORD DIVIDEND AND GROWTH HLS FUND
    2015       (2.39)%   to    (1.18)%
    2014       11.57%    to    13.05%
    2013       30.29%    to    31.92%
    2012       12.18%    to    13.59%
    2011       (0.19)%   to     1.32%

THE HARTFORD HEALTHCARE HLS FUND
    2015       11.80%    to    12.56%
    2014       25.82%    to    26.59%
    2013       49.96%    to    50.97%
    2012       19.13%    to    19.90%
    2011        6.92%    to     7.89%



--------------------------------------------------------------------------------
                                   SA-420

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
HARTFORD GLOBAL GROWTH HLS FUND
    2015          81,299  $ 11.57  to   $  15.16  $    988,127  0.35%    to   1.25%    0.25%    to   0.30%
    2014          76,380    10.77  to      14.24       868,165  0.35%    to   1.25%    0.37%    to   0.44%
    2013           9,952    11.55  to      13.53       121,366  0.50%    to   1.25%    0.49%    to   0.66%
    2012           8,284     8.54  to      10.08        76,840  0.50%    to   1.25%    0.27%    to   0.28%
    2011           9,146     6.98  to       8.29        69,300  0.50%    to   1.25%      --     to     --

HARTFORD GROWTH OPPORTUNITIES HLS FUND
    2015         322,901    23.32  to      34.86     6,254,496    --     to   1.25%    0.08%    to   0.13%
    2014         332,168    21.13  to      38.88     5,917,468    --     to   1.25%    0.17%    to   0.21%
    2013         290,991    18.75  to      40.58     4,491,490    --     to   1.25%    0.01%    to   0.01%
    2012         276,135    13.98  to      29.90     3,195,325    --     to   1.25%      --     to     --
    2011         286,960    11.16  to      23.57     2,631,594    --     to   1.25%      --     to     --

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
    2015          67,605    13.44  to      14.39       932,706  0.35%    to   1.25%    1.13%    to   1.58%
    2014          63,429    13.24  to      14.33       865,237  0.35%    to   1.25%    2.36%    to   2.75%
    2013          78,428    13.82  to      15.14     1,142,177  0.35%    to   1.25%    1.84%    to   2.17%
    2012          92,507    11.41  to      12.64     1,115,118  0.35%    to   1.25%    1.57%    to   1.96%
    2011         122,297     9.52  to      10.67     1,250,688  0.35%    to   1.25%    0.05%    to   0.05%

HARTFORD MIDCAP HLS FUND
    2015         582,628    32.09  to      36.63    20,216,498    --     to   1.25%      --     to   0.05%
    2014         672,756    31.98  to      36.06    23,096,591    --     to   1.25%    0.10%    to   0.10%
    2013         721,605    29.08  to      32.37    22,588,755    --     to   1.25%    0.13%    to   0.13%
    2012         746,189    21.06  to      23.16    16,145,844    --     to   1.25%    0.85%    to   0.86%
    2011         750,590    17.85  to      19.39    13,669,927    --     to   1.25%    0.72%    to   0.73%

HARTFORD ULTRASHORT BOND HLS FUND
    2015         505,362    10.02  to      10.36     5,037,573    --     to   1.25%    0.32%    to   0.32%
    2014         533,249    10.13  to      10.37     5,290,458    --     to   1.25%      --     to     --
    2013         644,583    10.25  to      10.38     6,468,800    --     to   1.25%      --     to     --
    2012         927,397    10.38  to      10.39     9,299,720    --     to   1.25%      --     to     --
    2011       1,137,006    10.51  to      12.55    11,404,360    --     to   1.25%      --     to     --

HARTFORD SMALL COMPANY HLS FUND
    2015         970,554    14.12  to      15.68     6,629,606    --     to   1.25%      --     to     --
    2014         595,637    15.61  to      17.13     7,916,361    --     to   1.25%      --     to     --
    2013         771,757    14.80  to      16.03     8,017,587    --     to   1.25%      --     to     --
    2012       1,394,834     3.29  to      12.55     5,388,108    --     to   1.25%      --     to     --
    2011       1,301,670     9.51  to      16.64     4,480,168  0.35%    to   1.25%      --     to     --

HARTFORD SMALLCAP GROWTH HLS FUND
    2015          26,692    20.45  to      24.93       551,216    --     to   1.25%    0.08%    to   0.08%
    2014          27,075    20.87  to      27.95       568,050    --     to   1.25%    0.07%    to   0.07%
    2013          26,080    20.02  to      32.60       521,960    --     to   1.25%    0.09%    to   0.39%
    2012          19,989    14.03  to      25.44       278,306    --     to   1.25%      --     to     --
    2011          18,424    12.13  to      21.67       220,620    --     to   1.25%      --     to     --

HARTFORD STOCK HLS FUND
    2015         296,457    18.19  to      38.89     5,417,201    --     to   1.25%    1.85%    to   1.86%
    2014         363,632    17.93  to      37.85     6,589,173    --     to   1.25%    1.82%    to   1.92%
    2013         428,112    16.31  to      34.00     6,538,682    --     to   1.25%    2.03%    to   2.06%
    2012         458,497    12.49  to      25.71     5,402,432    --     to   1.25%    1.33%    to   2.18%
    2011         501,783    11.06  to      22.48     5,179,897    --     to   1.25%    1.19%    to   1.42%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
HARTFORD GLOBAL GROWTH HLS FUND
    2015        6.45%    to     7.41%
    2014        1.82%    to     5.28%
    2013       34.22%    to    35.23%
    2012       21.57%    to    22.49%
    2011      (15.17)%   to   (14.53)%

HARTFORD GROWTH OPPORTUNITIES HLS FUND
    2015      (10.34)%   to    10.36%
    2014       (4.19)%   to    12.71%
    2013       34.06%    to    35.73%
    2012       25.28%    to    26.86%
    2011      (10.23)%   to    (8.87)%

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
    2015        0.39%    to     1.49%
    2014       (5.35)%   to    (4.22)%
    2013       19.77%    to    21.13%
    2012       18.41%    to    19.78%
    2011      (15.25)%   to   (14.27)%

HARTFORD MIDCAP HLS FUND
    2015        0.34%    to     1.59%
    2014        9.98%    to    11.39%
    2013       38.08%    to    39.82%
    2012       17.96%    to    19.44%
    2011       (9.06)%   to    (7.92)%

HARTFORD ULTRASHORT BOND HLS FUND
    2015       (1.08)%   to    (0.13)%
    2014       (1.13)%   to    (0.14)%
    2013       (1.24)%   to    (0.10)%
    2012       (1.24)%   to       --
    2011       (1.24)%   to       --

HARTFORD SMALL COMPANY HLS FUND
    2015       (9.57)%   to    (8.44)%
    2014        5.50%    to     6.87%
    2013       42.18%    to    43.97%
    2012       13.92%    to    15.64%
    2011       (4.82)%   to    (3.96)%

HARTFORD SMALLCAP GROWTH HLS FUND
    2015      (10.81)%   to    (2.02)%
    2014      (14.26)%   to     4.25%
    2013       28.13%    to    42.70%
    2012       15.65%    to    17.40%
    2011       (0.08)%   to     1.42%

HARTFORD STOCK HLS FUND
    2015        1.46%    to     2.74%
    2014        9.93%    to    11.32%
    2013       30.60%    to    32.25%
    2012       12.96%    to    14.38%
    2011       (2.57)%   to    (1.09)%



--------------------------------------------------------------------------------
                                   SA-421

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
    2015          88,727  $ 10.20  to   $  10.87  $    955,080  0.35%    to   1.25%    1.75%    to   1.86%
    2014          91,616    10.08  to      10.84       978,646  0.35%    to   1.25%    2.32%    to   4.36%
    2013         118,069    10.67  to      11.11     1,297,952  0.50%    to   1.25%    2.36%    to   2.38%
    2012         166,943    10.99  to      11.36     1,877,480  0.50%    to   1.25%    2.86%    to   2.92%
    2011         153,973    10.73  to      11.01     1,682,233  0.50%    to   1.25%      --     to   2.24%

HARTFORD VALUE HLS FUND
    2015          83,712    17.11  to      18.68     1,487,469    --     to   1.25%    1.34%    to   1.60%
    2014          83,635    17.92  to      19.27     1,544,820    --     to   1.25%    1.07%    to   1.09%
    2013          96,430    16.34  to      17.31     1,611,776    --     to   1.25%    0.78%    to   1.54%
    2012         108,902    12.56  to      13.12     1,391,267    --     to   1.25%    2.30%    to   2.43%
    2011         105,389    10.95  to      11.21     1,160,636    --     to   1.25%    1.60%    to   1.76%

THE HARTFORD CHECKS AND BALANCES FUND
    2015          23,580    15.12  to      15.80       364,159  0.50%    to   1.25%    1.62%    to   1.88%
    2014          20,880    15.36  to      15.93       326,195  0.50%    to   1.25%    4.62%    to   4.92%
    2013          17,827    14.35  to      14.77       258,980  0.50%    to   1.25%    0.99%    to   1.42%
    2012          36,389    11.89  to      12.15       438,210  0.50%    to   1.25%    2.43%    to   3.81%
    2011          31,420    10.60  to      10.75       335,406  0.50%    to   1.25%    2.23%    to   3.71%

THE HARTFORD HIGH YIELD
    2015           2,160    13.66  to      14.59        31,053  0.50%    to   1.25%    4.69%    to   4.71%
    2014           1,498    14.44  to      15.31        22,623  0.50%    to   1.25%    4.85%    to   5.00%
    2013             942    14.30  to      14.90        13,991  0.65%    to   1.25%    3.42%    to   5.39%

THE HARTFORD DIVIDEND AND GROWTH FUND
    2015          85,063    14.98  to      16.21     1,840,975  0.35%    to   1.25%    1.43%    to   1.44%
    2014          90,166    15.40  to      30.65     2,076,726  0.15%    to   1.25%    1.28%    to   1.43%
    2013          94,296    13.88  to      27.32     1,945,124  0.15%    to   1.25%    1.40%    to   1.48%
    2012         134,271    10.74  to      20.90     1,932,825  0.15%    to   1.25%    1.84%    to   1.94%
    2011         109,756     9.62  to      18.53     1,433,432  0.15%    to   1.25%    1.55%    to   2.14%

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
    2015          33,714    11.53  to      12.31       422,769  0.50%    to   1.25%    0.74%    to   0.89%
    2014          24,136    11.54  to      12.23       307,787  0.50%    to   1.25%    1.24%    to   1.47%
    2013          16,998    12.22  to      12.86       231,444  0.50%    to   1.25%    1.33%    to   1.68%
    2012          12,418    10.28  to      10.73       143,650  0.50%    to   1.25%    1.65%    to   8.92%
    2011           6,862     8.74  to       9.06        69,404  0.50%    to   1.25%    1.54%    to   1.60%

THE HARTFORD MIDCAP FUND
    2015          35,450    19.24  to      20.10       691,105  0.50%    to   1.25%      --     to     --
    2014          33,845    19.22  to      19.93       657,749  0.50%    to   1.25%      --     to     --
    2013          27,729    17.58  to      18.10       492,224  0.50%    to   1.25%      --     to     --
    2012          25,208    12.81  to      13.08       325,269  0.50%    to   1.25%      --     to     --
    2011          20,932    10.91  to      11.06       229,524  0.50%    to   1.25%      --     to     --

THE HARTFORD SMALL COMPANY FUND
    2015          69,161    13.82  to      15.42     1,135,743    --     to   1.25%      --     to     --
    2014          75,752    15.26  to      16.82     1,375,499    --     to   1.25%      --     to     --
    2013          70,521    14.51  to      15.79     1,205,864    --     to   1.25%      --     to     --
    2012          60,931    10.24  to      11.01       739,864    --     to   1.25%      --     to     --
    2011          68,421     9.00  to       9.56       724,652    --     to   1.25%      --     to     --


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
    2015        0.25%    to     1.24%
    2014        1.03%    to     1.55%
    2013       (2.90)%   to    (2.17)%
    2012        2.41%    to     3.18%
    2011        3.57%    to     4.35%

HARTFORD VALUE HLS FUND
    2015       (4.54)%   to    (3.07)%
    2014        9.69%    to    11.34%
    2013       30.01%    to    31.94%
    2012       15.24%    to    16.99%
    2011       (3.42)%   to    (1.96)%

THE HARTFORD CHECKS AND BALANCES FUND
    2015       (1.55)%   to    (0.82)%
    2014        7.05%    to     7.85%
    2013       20.71%    to    21.62%
    2012       12.13%    to    12.98%
    2011       (3.92)%   to    (3.19)%

THE HARTFORD HIGH YIELD
    2015       (5.40)%   to    (4.72)%
    2014       (2.88)%   to     0.99%
    2013        4.70%    to     5.33%

THE HARTFORD DIVIDEND AND GROWTH FUND
    2015       (2.70)%   to    (1.79)%
    2014       10.95%    to    12.18%
    2013       29.31%    to    30.74%
    2012       11.58%    to    12.81%
    2011       (0.36)%   to     0.74%

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
    2015       (0.13)%   to     0.64%
    2014       (5.55)%   to    (4.88)%
    2013       18.94%    to    19.83%
    2012       17.63%    to    18.51%
    2011      (14.78)%   to   (14.14)%

THE HARTFORD MIDCAP FUND
    2015        0.11%    to     0.87%
    2014        9.34%    to    10.13%
    2013       37.28%    to    38.31%
    2012       17.42%    to    18.30%
    2011       (9.31)%   to    (8.62)%

THE HARTFORD SMALL COMPANY FUND
    2015       (9.46)%   to    (8.35)%
    2014        5.18%    to     6.49%
    2013       41.73%    to    43.51%
    2012       13.73%    to    15.16%
    2011       (5.80)%   to    (4.62)%



--------------------------------------------------------------------------------
                                   SA-422

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
THE HARTFORD TOTAL RETURN BOND FUND
    2015          30,470  $ 12.21  to   $  13.21  $    396,394  0.35%    to   1.25%    2.29%    to   2.32%
    2014          27,281    12.48  to      13.38       358,740  0.35%    to   1.25%    2.11%    to   2.40%
    2013          22,796    11.99  to      12.74       284,824  0.35%    to   1.25%    2.29%    to   2.30%
    2012          24,220    12.39  to      13.04       307,098  0.35%    to   1.25%    2.85%    to   2.87%
    2011          18,693    11.81  to      12.21       223,615  0.35%    to   1.25%    2.98%    to   3.15%

THE HARTFORD HEALTHCARE FUND
    2015           6,679    24.86  to      26.89       200,313  0.35%    to   1.25%    1.17%    to   1.46%
    2014           6,087    22.34  to      23.96       158,761  0.35%    to   1.25%      --     to     --
    2013           3,842    17.89  to      19.01        84,951  0.35%    to   1.25%      --     to     --
    2012           5,420    12.12  to      12.76        77,542  0.35%    to   1.25%      --     to     --
    2011           4,879    10.23  to      10.68        65,012  0.35%    to   1.25%      --     to     --

THE HARTFORD GROWTH OPPORTUNITIES FUND
    2015           3,635    18.08  to      19.31        77,564  0.50%    to   1.25%      --     to     --
    2014           3,774    16.57  to      17.56        72,457  0.50%    to   1.25%      --     to     --
    2013           4,350    14.78  to      15.55        74,124  0.50%    to   1.25%      --     to     --
    2012           6,577    11.11  to      21.08       117,702  0.75%    to   1.25%      --     to     --
    2011           5,399     8.90  to      16.82        71,571  0.75%    to   1.25%      --     to     --

THE HARTFORD VALUE OPPORTUNITIES FUND
    2015             682    12.23  to      13.06         8,456  0.50%    to   1.25%    1.18%    to   1.28%
    2014             608    12.99  to      13.76         8,004  0.50%    to   1.25%    0.93%    to   1.06%

HARTFORD MODERATE ALLOCATION FUND
    2015         238,819    11.46  to      12.79     2,905,108    --     to   1.25%    0.33%    to   0.45%
    2014         276,474    11.94  to      13.15     3,484,518    --     to   1.25%    2.06%    to   2.35%
    2013         265,251    12.03  to      13.08     3,407,512    --     to   1.25%    0.76%    to   1.12%
    2012         279,663    11.11  to      11.94     3,309,373    --     to   1.25%    2.79%    to   3.32%
    2011         289,390    10.04  to      10.66     3,208,895    --     to   1.25%    1.86%    to   2.24%

THE HARTFORD CONSERVATIVE ALLOCATION FUND
    2015          99,877    10.88  to      12.14     1,259,793    --     to   1.25%    0.24%    to   0.41%
    2014          87,258    11.40  to      12.56     1,188,849    --     to   1.25%    1.67%    to   2.06%
    2013          99,759    11.58  to      12.60     1,383,300    --     to   1.25%    0.35%    to   0.43%
    2012         154,650    11.60  to      12.46     2,142,210    --     to   1.25%    3.67%    to   3.95%
    2011         154,054    10.73  to      11.39     1,996,018    --     to   1.25%    2.38%    to   2.45%

THE HARTFORD CAPITAL APPRECIATION FUND
    2015         617,470    15.84  to      16.37     9,224,001    --     to   1.25%    0.26%    to   1.23%
    2014         655,971    15.63  to      16.73     9,808,342    --     to   1.25%    0.56%    to   0.61%
    2013         703,289    13.90  to      16.52    10,023,404  0.35%    to   1.25%      --     to   0.40%
    2012         723,670     9.73  to      12.11     7,293,732  0.50%    to   1.25%    0.68%    to   1.03%
    2011         851,294     8.55  to      10.32     7,146,106    --     to   1.25%      --     to   1.41%

THE HARTFORD GROWTH ALLOCATION FUND
    2015         243,987    12.26  to      13.67     3,117,292    --     to   1.25%    1.36%    to   1.39%
    2014         280,803    12.88  to      14.19     3,842,793    --     to   1.25%    2.98%    to   3.38%
    2013         251,114    12.81  to      13.94     3,396,060    --     to   1.25%    0.62%    to   0.64%
    2012         279,605    10.78  to      11.58     3,140,328    --     to   1.25%    2.97%    to   3.24%
    2011         164,856     9.45  to      10.03     1,606,270    --     to   1.25%    1.06%    to   1.20%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
THE HARTFORD TOTAL RETURN BOND FUND
    2015       (2.20)%   to    (1.31)%
    2014        4.08%    to     5.03%
    2013       (3.16)%   to    (2.29)%
    2012        5.83%    to     6.79%
    2011        4.96%    to     5.91%

THE HARTFORD HEALTHCARE FUND
    2015       11.26%    to    12.24%
    2014       24.90%    to    26.03%
    2013       47.65%    to    48.99%
    2012       18.43%    to    19.50%
    2011        6.46%    to     7.43%

THE HARTFORD GROWTH OPPORTUNITIES FUND
    2015        9.11%    to     9.95%
    2014       12.09%    to    12.92%
    2013       33.12%    to    34.12%
    2012       24.73%    to    25.35%
    2011      (10.48)%   to   (10.03)%

THE HARTFORD VALUE OPPORTUNITIES FUND
    2015       (5.88)%   to    (5.11)%
    2014        3.81%    to     4.36%

HARTFORD MODERATE ALLOCATION FUND
    2015       (3.98)%   to    (2.73)%
    2014       (0.79)%   to     0.54%
    2013        8.22%    to     9.58%
    2012       10.64%    to    12.04%
    2011       (2.48)%   to    (1.26)%

THE HARTFORD CONSERVATIVE ALLOCATION FUND
    2015       (4.56)%   to    (3.35)%
    2014       (1.53)%   to    (0.29)%
    2013       (0.18)%   to     1.07%
    2012        8.06%    to     9.42%
    2011        0.47%    to     1.74%

THE HARTFORD CAPITAL APPRECIATION FUND
    2015       (2.12)%   to     1.35%
    2014        1.29%    to     2.78%
    2013       36.42%    to    41.64%
    2012       17.38%    to    20.01%
    2011      (16.30)%   to   (15.24)%

THE HARTFORD GROWTH ALLOCATION FUND
    2015       (4.85)%   to    (3.64)%
    2014        0.52%    to     1.77%
    2013       18.81%    to    20.31%
    2012       14.02%    to    15.45%
    2011       (5.50)%   to    (4.31)%



--------------------------------------------------------------------------------
                                   SA-423

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
THE HARTFORD INFLATION PLUS FUND
    2015          34,080  $ 11.62  to   $  12.66  $    405,104    --     to   1.25%      --     to     --
    2014          31,653    11.95  to      12.85       385,867    --     to   1.25%    0.54%    to   0.56%
    2013          28,575    12.03  to      12.78       349,671    --     to   1.25%    0.01%    to   0.10%
    2012         112,891    13.42  to      14.08     1,576,143    --     to   1.25%    0.83%    to   1.00%
    2011          92,401    12.78  to      13.24     1,207,254    --     to   1.25%    0.02%    to   2.44%

THE HARTFORD EQUITY INCOME FUND
    2015          25,330    18.33  to      19.32       475,748  0.35%    to   1.25%    1.88%    to   1.91%
    2014          18,671    18.70  to      19.53       356,838  0.35%    to   1.25%    1.76%    to   1.86%
    2013          21,289    17.37  to      17.98       375,653  0.35%    to   1.25%    1.12%    to   1.55%
    2012          14,568    13.61  to      13.90       199,659  0.50%    to   1.25%    0.85%    to   2.23%
    2011           6,598    12.13  to      12.17        80,027  1.05%    to   1.25%    1.12%    to   2.32%

THE HARTFORD BALANCED INCOME FUND
    2015           8,695    13.60  to      13.60       121,245  1.25%    to   1.25%    2.86%    to   2.86%
    2014           7,310    13.82  to      14.31       103,201  0.35%    to   1.25%    2.56%    to   2.77%
    2013           5,987    13.01  to      13.35        79,180  0.35%    to   1.25%    1.15%    to   2.59%
    2012           1,970    11.76  to      11.81        23,251  1.05%    to   1.25%    0.70%    to   3.30%

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
    2015           2,356    12.98  to      13.24        30,813  0.85%    to   1.25%    0.50%    to   0.59%
    2014           1,380    12.04  to      12.23        16,702  0.85%    to   1.25%    1.52%    to   2.43%
    2013           1,032    13.37  to      13.52        13,862  0.85%    to   1.25%    0.43%    to   0.48%
    2012             319    10.14  to      10.18         3,229  1.05%    to   1.25%    0.65%    to   3.10%
    2011              79     8.14  to       8.14           643  1.25%    to   1.25%    1.57%    to   1.57%

THE HARTFORD MIDCAP VALUE FUND
    2015            4883    14.41  to      14.84        70,991  0.65%    to   1.25%    0.19%    to   0.20%
    2014           3,771    14.84  to      15.19        56,381  0.65%    to   1.25%    0.18%    to   0.35%
    2013           2,340    13.95  to      14.20        32,702  0.65%    to   1.25%      --     to     --
    2012              50    10.55  to      10.55           529  1.25%    to   1.25%    3.04%    to   3.04%

HOTCHKIS AND WILEY LARGE CAP VALUE FUND
    2015          36,635    15.91  to      17.67       627,728  0.35%    to   1.25%    0.91%    to   1.12%
    2014          42,544    17.51  to      19.26       794,398  0.35%    to   1.25%    2.60%    to   2.72%
    2013          44,848    15.66  to      17.08       743,595  0.35%    to   1.25%    1.24%    to   1.26%
    2012          45,944    11.36  to      12.28       550,180  0.35%    to   1.25%    2.31%    to   2.34%
    2011          60,239     9.71  to      10.40       612,603  0.35%    to   1.25%    1.79%    to   1.96%

INVESCO V.I. TECHNOLOGY FUND
    2015           6,203    17.51  to      17.51       108,632  0.70%    to   0.70%      --     to     --
    2014           6,385    16.51  to      16.51       105,429  0.70%    to   0.70%      --     to     --
    2013           7,842    14.97  to      14.97       117,426  0.70%    to   0.70%      --     to     --
    2012          19,960    12.05  to      12.05       240,487  0.70%    to   0.70%      --     to     --
    2011          10,765    10.90  to      10.90       117,373  0.70%    to   0.70%    0.18%    to   0.18%

INVESCO TECHNOLOGY FUND
    2015          23,459    14.06  to      16.05       345,425  0.35%    to   1.25%      --     to     --
    2014          25,221    13.35  to      15.09       353,328  0.35%    to   1.25%      --     to     --
    2013          24,794    12.20  to      13.67       293,886  0.35%    to   1.25%      --     to     --
    2012          37,621     9.90  to      11.00       348,854  0.35%    to   1.25%    0.58%    to   1.42%
    2011          48,851     9.06  to       9.97       410,879  0.35%    to   1.25%      --     to     --


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
THE HARTFORD INFLATION PLUS FUND
    2015       (2.73)%   to    (1.49)%
    2014       (0.67)%   to     0.57%
    2013      (10.36)%   to    (9.23)%
    2012        4.99%    to     6.31%
    2011       11.63%    to    13.04%

THE HARTFORD EQUITY INCOME FUND
    2015       (1.99)%   to    (1.08)%
    2014        7.64%    to     8.63%
    2013       27.65%    to    28.81%
    2012       12.18%    to    13.02%
    2011        5.73%    to     5.94%

THE HARTFORD BALANCED INCOME FUND
    2015       (1.60)%   to    (1.60)%
    2014        6.23%    to     7.21%
    2013       10.59%    to    11.59%
    2012       11.37%    to    11.60%

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
    2015        7.82%    to     8.25%
    2014       (9.93)%   to    (9.53)%
    2013       31.80%    to    32.33%
    2012       24.65%    to    24.90%
    2011      (18.63)%   to   (18.63)%

THE HARTFORD MIDCAP VALUE FUND
    2015       (2.88)%   to    (2.30)%
    2014        6.40%    to     7.00%
    2013       32.22%    to    33.01%
    2012       22.79%    to    22.79%

HOTCHKIS AND WILEY LARGE CAP VALUE FUND
    2015       (9.13)%   to    (8.26)%
    2014       11.79%    to    12.79%
    2013       37.82%    to    39.06%
    2012       17.01%    to    18.06%
    2011       (5.68)%   to    (4.83)%

INVESCO V.I. TECHNOLOGY FUND
    2015        6.08%    to     6.08%
    2014       10.30%    to    10.30%
    2013       24.27%    to    24.27%
    2012       10.50%    to    10.50%
    2011       (5.72)%   to    (5.72)%

INVESCO TECHNOLOGY FUND
    2015        5.35%    to     6.34%
    2014        9.42%    to    10.42%
    2013       23.22%    to    24.33%
    2012        9.32%    to    10.31%
    2011       (4.44)%   to    (3.58)%



--------------------------------------------------------------------------------
                                   SA-424

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
IVY GLOBAL NATURAL RESOURCES FUND
    2015         215,409  $  4.45  to   $   6.98  $  1,263,933  0.35%    to   1.25%      --     to     --
    2014         223,690     5.74  to       9.09     1,709,773  0.35%    to   1.25%      --     to     --
    2013         250,827     6.63  to      10.60     2,140,106  0.35%    to   1.25%      --     to     --
    2012         227,902     6.15  to       9.92     1,828,737  0.35%    to   1.25%    0.40%    to   0.45%
    2011         234,101     6.14  to      10.00     1,882,675  0.35%    to   1.25%      --     to     --

IVY LARGE CAP GROWTH FUND
    2015          30,293    17.09  to      20.15       554,888  0.35%    to   1.25%      --     to     --
    2014          34,797    16.04  to      19.09       601,910  0.35%    to   1.25%      --     to     --
    2013          43,888    14.45  to      17.35       684,572  0.35%    to   1.25%    0.06%    to   0.06%
    2012         111,082    11.98  to      12.95     1,306,004    --     to   1.25%    0.28%    to   0.28%
    2011         100,980     9.70  to      11.86     1,035,520  0.35%    to   1.25%      --     to     --

IVY SCIENCE & TECHNOLOGY FUND
    2015          58,072    21.61  to      21.80     1,306,363  0.15%    to   1.25%      --     to     --
    2014          59,970    22.34  to      22.78     1,399,909  0.15%    to   1.25%      --     to     --
    2013          57,565    22.11  to      24.02     1,307,688    --     to   1.25%      --     to     --
    2012          29,337    14.72  to      15.80       438,472    --     to   1.25%      --     to     --
    2011          24,128    11.77  to      12.48       286,957    --     to   1.25%      --     to     --

IVY ASSET STRATEGY FUND
    2015          97,353    14.93  to      16.26     1,503,239    --     to   1.25%    0.20%    to   0.23%
    2014         107,315    16.51  to      17.76     1,825,653    --     to   1.25%    0.37%    to   0.39%
    2013         101,191    17.60  to      18.70     1,825,745    --     to   1.25%    0.43%    to   0.54%
    2012          92,828    14.34  to      15.04     1,355,970    --     to   1.25%    2.33%    to   3.08%
    2011          80,362    12.16  to      12.48       991,284  0.35%    to   1.25%    1.24%    to   1.45%

JANUS ASPEN FORTY PORTFOLIO
    2015          95,240    22.97  to      22.97     2,187,837  0.70%    to   0.70%      --     to     --
    2014          94,745    20.61  to      20.61     1,953,066  0.70%    to   0.70%    0.16%    to   0.16%
    2013         111,877    19.09  to      19.09     2,135,919  0.70%    to   0.70%    0.71%    to   0.71%
    2012         119,154    14.65  to      14.65     1,745,685  0.70%    to   0.70%    0.70%    to   0.70%
    2011         128,767    11.88  to      11.88     1,530,099  0.70%    to   0.70%    0.36%    to   0.36%

JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
    2015          23,940    14.07  to      14.07       336,829  0.70%    to   0.70%    0.67%    to   0.67%
    2014          21,226    14.50  to      14.50       307,783  0.70%    to   0.70%    0.99%    to   0.99%
    2013          30,091    13.59  to      13.59       408,943  0.70%    to   0.70%    1.18%    to   1.18%
    2012          21,750    10.66  to      10.66       231,779  0.70%    to   0.70%    0.88%    to   0.88%
    2011          23,223     8.94  to       8.94       207,534  0.70%    to   0.70%    0.54%    to   0.54%

JANUS ASPEN ENTERPRISE PORTFOLIO
    2015          12,438    22.57  to      22.57       280,733  0.70%    to   0.70%    1.24%    to   1.24%
    2014           2,044    21.85  to      21.85        44,651  0.70%    to   0.70%    0.17%    to   0.17%
    2013           1,634    19.55  to      19.55        31,956  0.70%    to   0.70%    0.56%    to   0.56%
    2012           3,372    14.87  to      14.87        50,162  0.70%    to   0.70%      --     to     --
    2011           2,313    12.77  to      12.77        29,541  0.70%    to   0.70%      --     to     --

JANUS ASPEN BALANCED PORTFOLIO
    2015          23,920    18.81  to      18.81       449,975  0.70%    to   0.70%    1.58%    to   1.58%
    2014          28,725    18.83  to      18.83       540,797  0.70%    to   0.70%    1.74%    to   1.74%
    2013          30,568    17.47  to      17.47       534,099  0.70%    to   0.70%    2.25%    to   2.25%
    2012          29,288    14.64  to      14.64       428,887  0.70%    to   0.70%    2.82%    to   2.82%
    2011          36,460    12.98  to      12.98       473,210  0.70%    to   0.70%    2.96%    to   2.96%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
IVY GLOBAL NATURAL RESOURCES FUND
    2015      (23.16)%   to   (22.54)%
    2014      (14.23)%   to   (13.50)%
    2013        6.85%    to     7.81%
    2012       (0.76)%   to     0.14%
    2011      (22.37)%   to   (21.66)%

IVY LARGE CAP GROWTH FUND
    2015        5.56%    to     6.56%
    2014       10.01%    to    11.03%
    2013       33.98%    to    35.19%
    2012        9.19%    to    10.56%
    2011        0.78%    to     1.69%

IVY SCIENCE & TECHNOLOGY FUND
    2015       (4.31)%   to    (3.25)%
    2014        3.04%    to     4.01%
    2013       50.19%    to    52.08%
    2012       25.06%    to    26.63%
    2011       (5.31)%   to    (4.12)%

IVY ASSET STRATEGY FUND
    2015       (9.56)%   to    (8.44)%
    2014       (6.18)%   to    (5.03)%
    2013       22.77%    to    24.32%
    2012       17.86%    to    19.34%
    2011       (8.82)%   to    (7.99)%

JANUS ASPEN FORTY PORTFOLIO
    2015       11.46%    to    11.46%
    2014        7.98%    to     7.98%
    2013       30.31%    to    30.31%
    2012       23.29%    to    23.29%
    2011       (7.35)%   to    (7.35)%

JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
    2015       (2.97)%   to    (2.97)%
    2014        6.70%    to     6.70%
    2013       27.53%    to    27.53%
    2012       19.24%    to    19.24%
    2011      (14.34)%   to   (14.34)%

JANUS ASPEN ENTERPRISE PORTFOLIO
    2015        3.30%    to     3.30%
    2014       11.76%    to    11.76%
    2013       31.46%    to    31.46%
    2012       16.47%    to    16.47%
    2011       (2.11)%   to    (2.11)%

JANUS ASPEN BALANCED PORTFOLIO
    2015       (0.10)%   to    (0.10)%
    2014        7.77%    to     7.77%
    2013       19.32%    to    19.32%
    2012       12.83%    to    12.83%
    2011        0.93%    to     0.93%



--------------------------------------------------------------------------------
                                   SA-425

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
JANUS ASPEN OVERSEAS PORTFOLIO
    2015          20,349  $  8.32  to   $  10.84  $    218,168    --     to   0.70%    0.59%    to   0.60%
    2014          24,404     9.11  to      11.94       288,688    --     to   0.70%    5.80%    to   5.81%
    2013          27,961    10.33  to      13.64       378,343    --     to   0.70%    3.14%    to   3.15%
    2012          30,056     9.02  to      11.99       357,633    --     to   0.70%    0.70%    to   0.70%
    2011          31,541     7.95  to      10.64       333,147    --     to   0.70%    0.43%    to   0.47%

JANUS FLEXIBLE BOND FUND
    2015           1,757    13.19  to      13.19        23,171  0.50%    to   0.50%    2.25%    to   2.25%
    2014           1,035    13.28  to      13.28        13,740  0.50%    to   0.50%    2.64%    to   2.64%
    2013             880    12.76  to      12.76        11,226  0.50%    to   0.50%    2.62%    to   2.62%
    2012           2,409    12.88  to      12.88        31,036  0.50%    to   0.50%    3.97%    to   3.97%
    2011           1,973    12.04  to      12.04        23,751  0.50%    to   0.50%    3.71%    to   3.71%

JANUS FORTY FUND
    2015         269,318    18.90  to      27.38     5,747,997  0.35%    to   1.25%      --     to     --
    2014         326,044    16.90  to      24.70     6,206,898  0.35%    to   1.25%      --     to     --
    2013         324,566    15.62  to      23.03     6,768,614  0.35%    to   1.25%    0.80%    to   0.80%
    2012         423,718    11.90  to      17.71     6,966,627  0.35%    to   1.25%    0.25%    to   0.27%
    2011         425,876     9.66  to      14.50     5,623,940  0.35%    to   1.25%    0.24%    to   0.27%

JANUS BALANCED FUND
    2015         129,474    16.92  to      18.35     2,288,895    --     to   1.25%    1.28%    to   1.31%
    2014         116,885    17.10  to      18.31     2,096,986    --     to   1.25%    1.58%    to   1.65%
    2013         117,447    16.01  to      16.94     1,958,441    --     to   1.25%    1.41%    to   1.41%
    2012         125,273    13.59  to      14.20     1,757,350    --     to   1.25%    2.07%    to   2.15%
    2011         135,931    12.22  to      12.60     1,696,099    --     to   1.25%    1.86%    to   2.00%

JANUS ENTERPRISE FUND
    2015          39,833    25.51  to      26.78     1,035,851  0.50%    to   1.25%    0.08%    to   0.10%
    2014          26,486    25.07  to      26.12       675,564  0.50%    to   1.25%      --     to     --
    2013          30,488    22.73  to      23.51       706,115  0.50%    to   1.25%      --     to     --
    2012          39,363    17.66  to      18.13       707,797  0.50%    to   1.25%      --     to     --
    2011          41,679    15.24  to      15.53       643,365  0.50%    to   1.25%      --     to     --

JANUS OVERSEAS FUND
    2015         205,564     9.20  to       9.76     1,966,900  0.35%    to   1.25%    3.12%    to   3.27%
    2014         266,471    10.22  to      10.74     2,814,465  0.35%    to   1.25%    0.40%    to   0.69%
    2013         305,692    12.02  to      12.52     3,770,037  0.35%    to   1.25%    2.64%    to   3.41%
    2012         626,694    10.89  to      11.37     7,006,378    --     to   1.25%    3.18%    to   3.32%
    2011         615,749     9.83  to      10.14     6,163,069    --     to   1.25%      --     to     --

JANUS GLOBAL RESEARCH FUND
    2015          26,089    10.35  to      17.84       323,796  0.35%    to   1.25%    0.28%    to   0.65%
    2014          22,233    10.66  to      18.53       277,498  0.35%    to   1.25%    0.68%    to   1.23%
    2013          13,065    17.54  to      18.14       234,692  0.50%    to   1.25%    0.22%    to   0.24%
    2012          26,864    13.97  to      14.59       384,296    --     to   1.25%    0.83%    to   0.92%
    2011          26,141    11.83  to      12.20       314,303    --     to   1.25%    0.54%    to   4.37%

PERKINS MID CAP VALUE FUND
    2015          19,201    18.24  to      19.59       355,015  0.15%    to   1.25%    0.00%    to   1.02%
    2014          47,021    19.26  to      20.46       943,961  0.15%    to   1.25%    2.09%    to   2.12%
    2013          42,878    17.94  to      18.84       793,753  0.15%    to   1.25%    0.97%    to   1.14%
    2012          65,427    14.46  to      15.10       973,684    --     to   1.25%    0.63%    to   0.71%
    2011          50,428    13.31  to      13.73       685,150    --     to   1.25%    0.93%    to   1.38%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
JANUS ASPEN OVERSEAS PORTFOLIO
    2015       (9.25)%   to    (8.63)%
    2014      (12.48)%   to   (11.84)%
    2013       13.76%    to    14.56%
    2012       12.68%    to    13.47%
    2011      (32.64)%   to   (32.17)%

JANUS FLEXIBLE BOND FUND
    2015       (0.69)%   to    (0.69)%
    2014        4.05%    to     4.05%
    2013       (0.93)%   to    (0.93)%
    2012        7.02%    to     7.02%
    2011        5.72%    to     5.72%

JANUS FORTY FUND
    2015       10.84%    to    11.84%
    2014        7.23%    to     8.17%
    2013       30.09%    to    31.27%
    2012       22.11%    to    23.22%
    2011       (8.47)%   to    (7.65)%

JANUS BALANCED FUND
    2015       (1.05)%   to     0.22%
    2014        6.78%    to     8.09%
    2013       17.80%    to    19.28%
    2012       11.28%    to    12.68%
    2011       (0.19)%   to     1.07%

JANUS ENTERPRISE FUND
    2015        1.75%    to     2.52%
    2014       10.28%    to    11.10%
    2013       28.70%    to    29.67%
    2012       15.88%    to    16.75%
    2011       (3.32)%   to    (2.60)%

JANUS OVERSEAS FUND
    2015       (9.94)%   to    (9.15)%
    2014      (14.97)%   to   (14.23)%
    2013       10.45%    to    11.45%
    2012       10.70%    to    12.09%
    2011      (33.76)%   to   (32.92)%

JANUS GLOBAL RESEARCH FUND
    2015       (3.74)%   to    (2.91)%
    2014        1.81%    to     5.67%
    2013       25.61%    to    26.56%
    2012       18.07%    to    19.55%
    2011      (15.12)%   to   (14.05)%

PERKINS MID CAP VALUE FUND
    2015       (5.27)%   to    (4.23)%
    2014        0.07%    to     0.09%
    2013       24.06%    to    25.43%
    2012        8.62%    to     9.99%
    2011       (3.94)%   to    (2.73)%



--------------------------------------------------------------------------------
                                   SA-426

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
    2015          91,409  $  5.49  to   $   5.77  $    526,194    --     to   1.25%      --     to     --
    2014          56,369     7.87  to       8.09       455,511  0.35%    to   1.25%      --     to     --
    2013           3,491     9.96  to      10.14        35,308  0.35%    to   1.25%      --     to     --

PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.
    2015          26,642    28.65  to      30.88       793,283  0.15%    to   1.25%      --     to     --
    2014          45,817    29.82  to      31.79     1,431,450  0.15%    to   1.25%      --     to     --
    2013          78,932    27.66  to      29.38     2,268,888    --     to   1.25%      --     to     --
    2012          77,006    21.94  to      22.88     1,741,191  0.15%    to   1.25%    0.13%    to   0.15%
    2011          41,499    19.17  to      19.77       815,796  0.15%    to   1.25%    0.07%    to   0.09%

PRUDENTIAL JENNISON 20/20 FOCUS FUND
    2015          12,321    27.45  to      28.89       346,948  0.50%    to   1.25%      --     to     --
    2014          24,547    26.60  to      28.61       683,493    --     to   1.25%      --     to     --
    2012          27,875    19.92  to      20.89       572,979    --     to   1.25%      --     to     --
    2011          16,941    17.85  to      18.49       306,539    --     to   1.25%      --     to     --

JPMORGAN LARGE CAP GROWTH FUND+
    2015           4,818    14.75  to      14.75        71,079  1.05%    to   1.05%      --     to     --

JPMORGAN CORE BOND FUND
    2015         186,199    12.45  to      13.56     2,487,251    --     to   1.25%    2.27%    to   2.35%
    2014          83,446    12.55  to      13.49     1,093,844    --     to   1.25%    2.39%    to   2.52%
    2013         104,939    12.10  to      12.85     1,322,489    --     to   1.25%    2.52%    to   2.55%
    2012          95,971    12.49  to      13.10     1,239,493    --     to   1.25%    2.73%    to   2.74%
    2011          89,747    12.06  to      12.50     1,113,081    --     to   1.25%    3.50%    to   3.51%

JPMORGAN SMALL CAP EQUITY FUND
    2015           1,411    32.56  to      34.62        46,606  0.35%    to   1.25%    0.32%    to   0.33%
    2014           2,069    33.59  to      35.39        70,862  0.35%    to   1.25%    0.18%    to   0.19%
    2013           2,505    31.79  to      33.20        80,724  0.35%    to   1.25%    0.16%    to   0.17%
    2012           9,867    23.71  to      24.40       239,697  0.50%    to   1.25%    1.06%    to   1.38%
    2011          11,159    20.38  to      20.82       230,948  0.50%    to   1.25%    0.32%    to   0.37%

JPMORGAN SMALL CAP GROWTH FUND
    2015          10,348    34.70  to      37.40       362,347  0.15%    to   1.25%      --     to     --
    2014          20,618    35.91  to      38.28       763,556  0.15%    to   1.25%      --     to     --
    2013          20,549    36.44  to      38.42       761,993  0.15%    to   1.25%      --     to     --
    2012          35,399    24.96  to      26.18       910,163    --     to   1.25%      --     to     --
    2011          39,811    22.52  to      23.32       917,137    --     to   1.25%      --     to     --

JPMORGAN SMALL CAP VALUE FUND
    2015          22,238    32.05  to      34.90       769,263    --     to   1.25%    0.86%    to   1.05%
    2014          20,657    35.20  to      37.85       776,276    --     to   1.25%    0.46%    to   0.49%
    2013          18,746    34.27  to      36.40       676,604    --     to   1.25%    0.99%    to   1.06%
    2012          18,306    25.48  to      26.73       486,419    --     to   1.25%    0.87%    to   0.91%
    2011          17,428    21.47  to      22.02       382,720  0.35%    to   1.25%    1.04%    to   1.05%

JPMORGAN U.S. EQUITY FUND
    2015          77,235    19.03  to      20.47     1,552,547    --     to   1.25%    0.77%    to   0.81%
    2014          75,479    19.18  to      20.38     1,508,784    --     to   1.25%    0.94%    to   0.99%
    2013          33,468    17.12  to      17.97       584,481    --     to   1.25%    0.77%    to   0.91%
    2012          16,054    12.79  to      13.25       210,609    --     to   1.25%    0.88%    to   1.19%
    2011           3,044    11.07  to      11.07        33,715  1.25%    to   1.25%    1.16%    to   1.16%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
    2015      (30.26)%   to   (18.00)%
    2014      (20.95)%   to   (20.25)%
    2013        8.40%    to     9.37%

PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.
    2015       (3.92)%   to    (2.85)%
    2014        7.81%    to     8.99%
    2013       26.09%    to    27.67%
    2012       14.45%    to    15.71%
    2011        0.84%    to     1.95%

PRUDENTIAL JENNISON 20/20 FOCUS FUND
    2015        3.20%    to     3.96%
    2014        4.98%    to     6.31%
    2012       11.56%    to    12.97%
    2011       (5.05)%   to    (3.86)%

JPMORGAN LARGE CAP GROWTH FUND+
    2015        4.63%    to     4.63%

JPMORGAN CORE BOND FUND
    2015       (0.76)%   to     0.54%
    2014        3.70%    to     5.02%
    2013       (3.14)%   to    (1.92)%
    2012        3.52%    to     4.82%
    2011        5.85%    to     7.18%

JPMORGAN SMALL CAP EQUITY FUND
    2015       (3.07)%   to    (2.18)%
    2014        5.66%    to     6.61%
    2013       34.08%    to    35.30%
    2012       16.31%    to    17.18%
    2011        1.33%    to     2.10%

JPMORGAN SMALL CAP GROWTH FUND
    2015       (3.37)%   to    (2.29)%
    2014       (1.46)%   to    (0.36)%
    2013       46.02%    to    47.63%
    2012       10.84%    to    12.23%
    2011       (4.73)%   to    (3.53)%

JPMORGAN SMALL CAP VALUE FUND
    2015       (8.95)%   to    (7.79)%
    2014        2.70%    to     3.99%
    2013       34.47%    to    36.16%
    2012       18.69%    to    20.18%
    2011       (5.33)%   to    (4.48)%

JPMORGAN U.S. EQUITY FUND
    2015       (0.78)%   to     0.45%
    2014       12.04%    to    13.41%
    2013       33.89%    to    35.57%
    2012       15.47%    to    16.92%
    2011       (3.03)%   to    (3.03)%



--------------------------------------------------------------------------------
                                   SA-427

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
JPMORGAN SMARTRETIREMENT 2015 FUND
    2015         134,097  $ 11.99  to   $  12.75  $  1,647,265    --     to   1.25%    1.95%    to   2.11%
    2014         162,912    12.28  to      12.89     2,042,737    --     to   1.25%    3.17%    to   3.47%
    2013         101,775    11.78  to      12.22     1,224,139    --     to   1.25%    2.81%    to   5.81%
    2012          56,366    10.83  to      11.09       619,510    --     to   1.25%    2.74%    to   2.80%
    2011          30,549     9.75  to       9.86       299,084    --     to   1.25%    1.11%    to   1.91%

JPMORGAN SMARTRETIREMENT 2020 FUND
    2015         362,306    12.54  to      13.33     4,634,534    --     to   1.25%    1.66%    to   2.23%
    2014         366,667    12.82  to      13.46     4,792,750    --     to   1.25%    3.05%    to   4.35%
    2013         104,510    12.17  to      12.62     1,302,264    --     to   1.25%    3.02%    to   3.69%
    2012          58,827    10.86  to      11.12       649,582    --     to   1.25%    2.66%    to   2.72%
    2011          20,759     9.63  to       9.73       201,343    --     to   1.25%    1.07%    to   2.15%

JPMORGAN SMARTRETIREMENT 2025 FUND
    2015         442,017    12.86  to      13.67     5,790,688    --     to   1.25%    1.90%    to   2.04%
    2014         449,782    13.17  to      13.83     6,026,509    --     to   1.25%    3.00%    to   3.49%
    2013         151,918    12.45  to      12.91     1,909,973    --     to   1.25%    3.01%    to   3.13%
    2012         111,582    10.79  to      11.05     1,211,362    --     to   1.25%    1.85%    to   3.15%
    2011          27,605     9.43  to       9.45       260,662  1.05%    to   1.25%    1.46%    to   2.74%

JPMORGAN SMARTRETIREMENT 2030 FUND
    2015         430,883    13.04  to      13.86     5,729,070    --     to   1.25%    1.99%    to   2.28%
    2014         389,880    13.41  to      14.08     5,313,744    --     to   1.25%    3.09%    to   3.58%
    2013         173,591    12.64  to      13.10     2,248,092    --     to   1.25%    3.09%    to   6.14%
    2012          99,340    10.69  to      10.95     1,083,448    --     to   1.25%    2.22%    to   2.29%
    2011          79,785     9.26  to       9.37       746,195    --     to   1.25%    1.09%    to   3.55%

JPMORGAN SMARTRETIREMENT 2035 FUND
    2015         236,467    13.24  to      14.07     3,219,591    --     to   1.25%    1.83%    to   1.87%
    2014         207,197    13.64  to      14.32     2,894,285    --     to   1.25%    3.54%    to   3.92%
    2013          75,769    12.84  to      13.31       991,208    --     to   1.25%    3.04%    to   3.13%
    2012          40,082    10.67  to      10.93       432,136    --     to   1.25%    1.86%    to   2.26%
    2011           9,883     9.17  to       9.18        90,677  1.05%    to   1.25%    1.83%    to   2.83%

JPMORGAN SMARTRETIREMENT 2040 FUND
    2015         256,475    13.32  to      14.16     3,513,239    --     to   1.25%    2.15%    to   2.38%
    2014         195,153    13.75  to      14.43     2,745,810    --     to   1.25%    3.26%    to   3.89%
    2013          97,619    12.93  to      13.41     1,297,047    --     to   1.25%    2.97%    to   6.55%
    2012          58,873    10.67  to      10.92       640,822    --     to   1.25%    1.83%    to   2.23%
    2011          40,086     9.16  to       9.26       370,646    --     to   1.25%    1.14%    to   9.73%

JPMORGAN SMARTRETIREMENT 2045 FUND
    2015         198,040    13.34  to      14.18     2,703,313    --     to   1.25%    1.85%    to   2.02%
    2014         154,820    13.75  to      14.43     2,168,021    --     to   1.25%    3.35%    to   4.12%
    2013          44,015    12.94  to      13.42       580,784    --     to   1.25%    3.16%    to   5.11%
    2012          25,280    10.68  to      10.93       273,574    --     to   1.25%    1.40%    to   1.65%
    2011           4,593     9.15  to       9.17        42,101  1.05%    to   1.25%    2.02%    to   2.79%

JPMORGAN SMARTRETIREMENT 2050 FUND
    2015         116,362    13.32  to      14.16     1,586,288    --     to   1.25%    1.98%    to   2.21%
    2014          87,831    13.74  to      14.42     1,227,937    --     to   1.25%    3.03%    to   3.96%
    2013         102,030    12.93  to      13.41     1,362,980    --     to   1.25%    3.08%    to   7.01%
    2012          74,979    10.67  to      10.92       818,277    --     to   1.25%    1.69%    to   2.05%
    2011          54,507     9.17  to       9.26       504,519    --     to   1.05%    1.12%    to   2.79%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  ------------------------
JPMORGAN SMARTRETIREMENT 2015 FUND
    2015       (2.35)%   to   (1.11)%
    2014        4.26%    to    5.51%
    2013        8.80%    to   10.17%
    2012       11.07%    to   12.47%
    2011       (2.50)%   to   (1.41)%

JPMORGAN SMARTRETIREMENT 2020 FUND
    2015       (2.20)%   to   (0.98)%
    2014        5.36%    to    6.66%
    2013       12.02%    to   13.43%
    2012       12.86%    to   14.28%
    2011       (3.75)%   to   (2.67)%

JPMORGAN SMARTRETIREMENT 2025 FUND
    2015       (2.38)%   to   (1.19)%
    2014        5.80%    to    7.11%
    2013       15.39%    to   16.84%
    2012       14.39%    to   15.83%
    2011       (5.70)%   to   (5.53)%

JPMORGAN SMARTRETIREMENT 2030 FUND
    2015       (2.78)%   to   (1.57)%
    2014        6.08%    to    7.45%
    2013       18.19%    to   19.68%
    2012       15.43%    to   16.88%
    2011       (7.36)%   to   (6.33)%

JPMORGAN SMARTRETIREMENT 2035 FUND
    2015       (2.93)%   to   (1.71)%
    2014        6.26%    to    7.61%
    2013       20.35%    to   21.86%
    2012       16.42%    to   17.88%
    2011       (8.34)%   to   (8.18)%

JPMORGAN SMARTRETIREMENT 2040 FUND
    2015       (3.13)%   to   (1.88)%
    2014        6.32%    to    7.62%
    2013       21.25%    to   22.77%
    2012       16.48%    to   17.94%
    2011       (8.43)%   to   (7.40)%

JPMORGAN SMARTRETIREMENT 2045 FUND
    2015       (3.01)%   to   (1.76)%
    2014        6.25%    to    7.56%
    2013       21.22%    to   22.75%
    2012       16.66%    to   18.13%
    2011       (8.47)%   to   (8.31)%

JPMORGAN SMARTRETIREMENT 2050 FUND
    2015       (3.03)%   to   (1.78)%
    2014        6.25%    to    7.54%
    2013       21.23%    to   22.76%
    2012       16.54%    to   18.00%
    2011       (8.29)%   to   (7.43)%



--------------------------------------------------------------------------------
                                   SA-428

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
JPMORGAN SMARTRETIREMENT INCOME FUND
    2015          68,984  $ 11.56  to   $  11.56  $    809,399  1.25%    to   1.25%    2.10%    to   2.10%
    2014          82,733    11.85  to      12.37       996,230  0.15%    to   1.25%    2.74%    to   3.18%
    2013          19,811    11.43  to      11.56       226,698  0.85%    to   1.25%    1.74%    to   3.31%
    2012          10,862    10.76  to      10.76       116,835  1.25%    to   1.25%    2.22%    to   2.22%
    2011          19,568     9.90  to       9.90       193,759  1.25%    to   1.25%    1.02%    to   1.02%

JPMORGAN SMARTRETIREMENT 2055 FUND
    2015          25,290    13.18  to      13.81       344,647    --     to   1.25%    3.25%    to   3.99%
    2014           8,981    13.59  to      14.06       129,553    --     to   1.25%    3.40%    to   4.47%
    2013           2,772    12.79  to      13.06        35,880    --     to   1.25%    4.57%    to   6.54%
    2012              26    10.56  to      10.59           281  0.65%    to   1.05%    1.59%    to   1.81%

JP MORGAN PRIME MONEY MARKET FUND
    2015         121,923     9.30  to       9.30     1,150,346  1.25%    to   1.25%    0.01%    to   0.01%
    2014         251,895     9.42  to       9.93     2,432,899  0.15%    to   1.25%    0.01%    to   0.01%
    2013         204,815     9.53  to       9.87     1,988,416  0.35%    to   1.25%      --     to   0.01%
    2012         180,179     9.65  to       9.86     1,755,670  0.50%    to   1.25%    0.01%    to   0.01%
    2011         160,193     9.77  to       9.91     1,574,676  0.50%    to   1.25%    0.01%    to   0.01%

KEELEY SMALL CAP VALUE FUND
    2015          90,096    15.65  to      29.58     1,608,260    --     to   1.25%      --     to     --
    2014         101,521    17.91  to      38.32     2,085,382    --     to   1.25%      --     to     --
    2013         105,870    18.12  to      38.38     2,182,544    --     to   1.25%    0.34%    to   0.37%
    2012         107,664    13.63  to      28.60     1,674,317    --     to   1.25%    0.24%    to   0.31%
    2011         103,301    11.14  to      23.15     1,321,914    --     to   1.25%      --     to     --

LOOMIS SAYLES BOND FUND
    2015         186,740    17.52  to      19.08     3,503,069    --     to   1.25%    2.71%    to   4.03%
    2014          99,777    19.14  to      20.58     1,987,670    --     to   1.25%    3.63%    to   3.66%
    2013          38,835    18.60  to      19.76       737,542    --     to   1.25%    4.42%    to   4.49%
    2012          35,363    17.88  to      18.76       642,423    --     to   1.25%    5.26%    to   5.58%
    2011          29,186    15.82  to      16.39       468,435    --     to   1.25%    5.48%    to   5.63%

LKCM AQUINAS GROWTH FUND
    2015          14,841    16.20  to      16.58       244,370  0.85%    to   1.25%      --     to     --
    2014          11,070    16.05  to      16.21       179,446  1.05%    to   1.25%      --     to     --
    2013          12,390    16.18  to      16.18       200,447  1.05%    to   1.05%      --     to     --
    2012           4,984    12.90  to      12.90        64,290  1.05%    to   1.05%      --     to     --
    2011           1,241    11.79  to      11.79        14,638  1.05%    to   1.05%      --     to     --

LKCM AQUINAS VALUE FUND
    2015          18,184    16.68  to      17.07       307,171  0.85%    to   1.25%    0.24%    to   0.60%
    2014          13,863    17.46  to      17.63       243,735  1.05%    to   1.25%    1.07%    to   1.08%
    2013          12,420    17.21  to      17.35       214,917  1.05%    to   1.25%    0.26%    to   0.34%
    2012           5,789    13.05  to      13.12        75,697  1.05%    to   1.25%    0.53%    to   0.77%
    2011           4,154    11.79  to      11.84        49,048  1.05%    to   1.25%    0.15%    to   0.20%

LORD ABBETT AFFILIATED FUND
    2015          52,646    12.17  to      13.86       658,787  0.50%    to   1.25%    2.09%    to   2.34%
    2014          56,448    12.77  to      14.65       752,705  0.50%    to   1.25%    2.19%    to   2.22%
    2013          66,531    11.45  to      13.23       785,875  0.50%    to   1.25%    2.02%    to   2.11%
    2012          74,527     8.71  to      10.14       676,019  0.50%    to   1.25%    1.61%    to   1.64%
    2011          79,697     7.55  to       8.86       642,500  0.50%    to   1.25%    1.09%    to   1.24%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
JPMORGAN SMARTRETIREMENT INCOME FUND
    2015       (2.49)%   to    (2.49)%
    2014        2.70%    to     3.65%
    2013        6.28%    to     6.71%
    2012        8.63%    to     8.63%
    2011       (0.98)%   to    (0.98)%

JPMORGAN SMARTRETIREMENT 2055 FUND
    2015       (3.00)%   to    (1.78)%
    2014        6.25%    to     7.65%
    2013       21.23%    to    22.75%
    2012        5.62%    to     5.92%

JP MORGAN PRIME MONEY MARKET FUND
    2015       (1.26)%   to    (1.26)%
    2014       (1.18)%   to    (0.07)%
    2013       (1.23)%   to    (0.34)%
    2012       (1.23)%   to    (0.49)%
    2011       (1.23)%   to    (0.49)%

KEELEY SMALL CAP VALUE FUND
    2015      (22.81)%   to   (12.61)%
    2014       (1.18)%   to    (0.16)%
    2013       32.96%    to    34.20%
    2012       22.28%    to    23.54%
    2011       (8.44)%   to    (7.29)%

LOOMIS SAYLES BOND FUND
    2015       (8.48)%   to    (7.31)%
    2014        2.89%    to     4.16%
    2013        4.03%    to     5.33%
    2012       13.01%    to    14.43%
    2011        1.92%    to     3.20%

LKCM AQUINAS GROWTH FUND
    2015       (3.11)%   to     0.94%
    2014        0.18%    to     4.92%
    2013       25.42%    to    25.42%
    2012        9.37%    to     9.37%
    2011        0.44%    to     0.44%

LKCM AQUINAS VALUE FUND
    2015       (7.19)%   to    (4.47)%
    2014        1.47%    to     1.63%
    2013       31.94%    to    32.21%
    2012       10.62%    to    10.84%
    2011       (0.79)%   to    (0.59)%

LORD ABBETT AFFILIATED FUND
    2015       (5.42)%   to    (4.70)%
    2014       10.70%    to    11.50%
    2013       30.52%    to    31.50%
    2012       14.46%    to    15.32%
    2011       (9.04)%   to    (8.30)%



--------------------------------------------------------------------------------
                                   SA-429

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
LORD ABBETT FUNDAMENTAL EQUITY FUND
    2015         163,088  $ 20.26  to   $  22.53  $  3,870,390    --     to   1.25%    1.31%    to   1.33%
    2014         180,124    21.18  to      23.26     4,447,648    --     to   1.25%    0.57%    to   0.61%
    2013         197,425    20.05  to      21.75     4,447,815    --     to   1.25%    0.25%    to   0.27%
    2012         209,025    14.86  to      15.92     3,426,254    --     to   1.25%    0.53%    to   0.73%
    2011         151,397    13.59  to      14.38     2,256,640    --     to   1.25%      --     to   0.04%

LORD ABBETT BOND DEBENTURE FUND
    2015         149,998    15.36  to      16.02     2,286,319  0.35%    to   1.25%    4.41%    to   4.46%
    2014         146,348    15.68  to      16.51     2,309,579  0.35%    to   1.25%    4.66%    to   4.69%
    2013         149,564    15.06  to      15.99     2,279,029  0.35%    to   1.25%    5.26%    to   5.27%
    2012         141,121    14.02  to      15.02     2,035,441  0.35%    to   1.25%    5.97%    to   5.97%
    2011         133,268    12.42  to      13.43     1,716,829  0.35%    to   1.25%    6.04%    to   6.12%

LORD ABBETT GROWTH OPPORTUNITIES FUND
    2015           9,454    17.67  to      19.23       151,206  0.50%    to   1.25%      --     to     --
    2014          21,723    17.29  to      19.00       372,663  0.50%    to   1.25%      --     to     --
    2013          20,014    16.35  to      18.13       321,060  0.50%    to   1.25%      --     to     --
    2012          20,293    11.99  to      13.40       242,742  0.50%    to   1.25%      --     to     --
    2011          20,274    10.47  to      11.94       214,230  0.75%    to   1.25%      --     to     --

LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND
    2015          10,097    16.45  to      17.09       143,634  0.85%    to   1.25%    1.47%    to   1.61%
    2014          15,434    17.09  to      17.69       229,448  0.85%    to   1.25%    1.48%    to   1.58%
    2013          23,917    15.54  to      16.02       318,933  0.85%    to   1.25%    1.33%    to   1.33%
    2012          21,520    12.33  to      12.66       226,957  0.85%    to   1.25%    3.21%    to   3.22%
    2011          20,705    11.06  to      11.31       194,984  0.85%    to   1.25%    2.61%    to   2.67%

LORD ABBETT TOTAL RETURN FUND
    2015         170,596    14.21  to      15.58     2,582,645    --     to   1.25%    0.65%    to   2.65%
    2014          38,287    14.46  to      14.52       554,831  0.15%    to   1.25%    2.73%    to   2.98%
    2013          35,725    13.89  to      14.30       489,340  0.50%    to   1.25%    2.82%    to   3.05%
    2012          40,838    14.29  to      14.57       573,195  0.50%    to   1.25%    3.01%    to   3.31%
    2011          32,874    13.47  to      13.59       433,427  0.50%    to   1.25%    0.13%    to   3.46%

LORD ABBETT DEVELOPING GROWTH FUND
    2015          86,909    19.37  to      21.41     1,590,686    --     to   1.25%      --     to     --
    2014         108,715    21.26  to      23.79     2,223,444    --     to   1.25%      --     to     --
    2013         111,294    20.59  to      23.33     2,237,223    --     to   1.25%      --     to     --
    2012         102,700    13.10  to      15.02     1,318,027    --     to   1.25%      --     to     --
    2011          81,437    11.87  to      13.78       957,978    --     to   1.25%      --     to     --

LORD ABBETT INTERNATIONAL CORE EQUITY FUND
    2015          26,438     9.05  to      11.15       239,690  0.35%    to   1.25%    0.82%    to   1.58%
    2014          33,643     9.34  to      11.61       311,254  0.35%    to   1.25%    1.04%    to   1.09%
    2013          32,882    10.36  to      12.98       337,629  0.35%    to   1.25%    0.79%    to   1.88%
    2012          31,051     8.20  to      10.75       257,872  0.50%    to   1.25%    1.29%    to   2.52%
    2011          26,289     7.19  to       9.50       197,202  0.50%    to   1.25%    2.20%    to   2.40%

LORD ABBETT VALUE OPPORTUNITIES FUND
    2015         215,035    17.23  to      18.53     3,490,106    --     to   1.25%      --     to     --
    2014         232,812    17.96  to      18.76     3,896,609  0.35%    to   1.25%      --     to     --
    2013         219,323    16.67  to      17.25     3,331,098  0.35%    to   1.25%      --     to     --
    2012          28,258    12.40  to      12.67       355,483  0.50%    to   1.25%      --     to     --
    2011          19,158    11.44  to      11.60       221,732  0.50%    to   1.25%      --     to     --


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
LORD ABBETT FUNDAMENTAL EQUITY FUND
    2015       (4.36)%   to    (3.14)%
    2014        5.62%    to     6.94%
    2013       34.94%    to    36.63%
    2012        9.36%    to    10.74%
    2011       (5.22)%   to    (3.92)%

LORD ABBETT BOND DEBENTURE FUND
    2015       (2.96)%   to    (2.04)%
    2014        3.23%    to     4.14%
    2013        6.45%    to     7.41%
    2012       11.86%    to    12.88%
    2011        2.58%    to     3.51%

LORD ABBETT GROWTH OPPORTUNITIES FUND
    2015        1.19%    to     2.18%
    2014        4.80%    to     5.77%
    2013       35.31%    to    36.39%
    2012       12.25%    to    13.24%
    2011      (11.30)%   to   (10.72)%

LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND
    2015       (3.76)%   to    (3.40)%
    2014       10.00%    to    10.42%
    2013       26.01%    to    26.51%
    2012       11.54%    to    11.99%
    2011       (1.57)%   to    (1.17)%

LORD ABBETT TOTAL RETURN FUND
    2015       (2.10)%   to    (1.40)%
    2014        1.31%    to     4.52%
    2013       (2.84)%   to    (1.89)%
    2012        6.13%    to     7.21%
    2011        5.58%    to     6.65%

LORD ABBETT DEVELOPING GROWTH FUND
    2015      (10.01)%   to    (8.90)%
    2014        1.97%    to     3.25%
    2013       55.34%    to    57.19%
    2012        9.00%    to    10.39%
    2011       (2.95)%   to    (1.66)%

LORD ABBETT INTERNATIONAL CORE EQUITY FUND
    2015       (3.96)%   to    (3.05)%
    2014      (10.56)%   to    (9.82)%
    2013       20.77%    to    21.86%
    2012       13.22%    to    14.07%
    2011      (13.31)%   to   (12.66)%

LORD ABBETT VALUE OPPORTUNITIES FUND
    2015       (4.08)%   to    (3.03)%
    2014        7.74%    to     8.76%
    2013       34.41%    to    35.63%
    2012        8.37%    to     9.18%
    2011       (5.37)%   to    (4.65)%



--------------------------------------------------------------------------------
                                   SA-430

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
CLEARBRIDGE VALUE TRUST
    2015          17,793  $ 15.90  to   $  72.65  $    301,662    --     to   1.25%    0.17%    to   0.18%
    2014          17,700    16.72  to      75.58       312,260    --     to   1.25%      --     to     --
    2013          16,796    14.91  to      66.54       262,148    --     to   1.25%    0.87%    to   0.91%
    2012          17,298    10.93  to      48.54       196,416    --     to   1.25%    1.14%    to   1.16%
    2011          30,129     9.55  to      42.34       245,175    --     to   1.25%    0.66%    to   0.69%

BMO MID-CAP VALUE FUND
    2015          52,116    14.70  to      17.95       775,355  0.35%    to   0.85%    0.38%    to   0.42%
    2014          43,923    15.69  to      19.26       700,590  0.35%    to   0.85%    0.18%    to   0.20%
    2013          37,438    13.49  to      14.12       534,269  0.35%    to   1.05%    0.32%    to   0.41%
    2012          28,224    10.23  to      12.36       295,828  0.35%    to   1.25%    0.67%    to   0.68%
    2011          29,868     8.62  to      10.51       264,239  0.35%    to   1.25%    0.43%    to   0.45%

MASSMUTUAL RETIRESMART(SM) 2010 FUND
    2015           4,357     9.76  to       9.86        42,771  0.65%    to   1.25%    2.96%    to   3.28%
    2014          11,558    10.13  to      10.17       117,227  0.65%    to   1.25%    4.57%    to   5.28%

MFS(R) EMERGING MARKETS DEBT FUND
    2015          30,882    12.50  to      13.06       392,881  0.50%    to   1.25%    4.37%    to   4.37%
    2014          25,834    12.77  to      13.24       334,441  0.50%    to   1.25%    4.41%    to   4.44%
    2013          23,312    12.38  to      12.74       291,908  0.50%    to   1.25%    4.53%    to   4.55%
    2012          27,964    13.40  to      13.69       378,862  0.50%    to   1.25%    4.86%    to   4.88%
    2011          11,312    11.41  to      11.57       129,416  0.50%    to   1.25%    5.30%    to   5.32%

MASSACHUSETTS INVESTORS GROWTH STOCK FUND
    2015         175,323    15.99  to      18.43     3,029,946    --     to   1.25%    0.87%    to   4.17%
    2014         151,696    18.67  to      20.97     3,144,349  0.35%    to   1.25%    0.06%    to   0.62%
    2013         196,714    16.95  to      18.86     3,525,935  0.35%    to   1.25%    0.54%    to   0.69%
    2012         275,420    13.19  to      14.55     2,998,335  0.35%    to   1.25%    0.76%    to   0.88%
    2011         249,586    11.42  to      12.49     2,385,857  0.35%    to   1.25%    0.46%    to   0.58%

MFS HIGH INCOME FUND
    2015         117,964     9.49  to      19.89     1,421,904  0.35%    to   1.25%    5.42%    to   5.43%
    2014         111,613     9.91  to      20.94     1,406,215  0.35%    to   1.25%    5.39%    to   5.61%
    2013          62,049    20.74  to      21.08     1,275,448  0.50%    to   1.25%    5.87%    to   5.87%
    2012          71,294    19.75  to      19.92     1,390,306  0.50%    to   1.25%    6.60%    to   6.60%
    2011          58,368    17.51  to      17.53       991,533  0.50%    to   1.25%    6.96%    to   6.97%

MFS INTERNATIONAL NEW DISCOVERY FUND
    2015          13,486    24.32  to      27.64       347,838    --     to   1.25%    0.30%    to   0.85%
    2014          13,778    24.03  to      27.21       346,296    --     to   1.25%    1.00%    to   1.07%
    2013          14,627    25.05  to      28.34       382,433    --     to   1.25%    1.14%    to   1.28%
    2012          14,848    21.24  to      23.98       326,492    --     to   1.25%    1.15%    to   1.18%
    2011          16,194    17.24  to      19.44       284,974    --     to   1.25%    1.09%    to   1.18%

MFS MID CAP GROWTH FUND
    2015          50,477    11.43  to      13.89       695,441  0.35%    to   1.25%      --     to     --
    2014          45,443    11.00  to      13.49       612,576  0.35%    to   1.25%      --     to     --
    2013          42,349    12.58  to      13.75       556,752  0.50%    to   1.25%      --     to     --
    2012          49,035     9.31  to      10.10       473,211  0.50%    to   1.25%      --     to     --
    2011          54,209     8.11  to       8.73       456,549  0.50%    to   1.25%      --     to     --


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
CLEARBRIDGE VALUE TRUST
    2015       (4.90)%   to    (3.88)%
    2014       12.14%    to    13.59%
    2013       36.41%    to    37.08%
    2012       14.46%    to    14.64%
    2011       (4.45)%   to    (3.90)%

BMO MID-CAP VALUE FUND
    2015       (6.80)%   to    (6.31)%
    2014       10.55%    to    11.14%
    2013       37.04%    to    38.01%
    2012       17.62%    to    18.68%
    2011       (7.98)%   to    (7.15)%

MASSMUTUAL RETIRESMART(SM) 2010 FUND
    2015       (3.61)%   to    (3.00)%
    2014       (1.11)%   to    (0.78)%

MFS(R) EMERGING MARKETS DEBT FUND
    2015       (2.09)%   to    (1.34)%
    2014        3.12%    to     3.92%
    2013       (7.64)%   to    (6.95)%
    2012       17.38%    to    18.26%
    2011        4.61%    to     5.40%

MASSACHUSETTS INVESTORS GROWTH STOCK FUND
    2015       (1.28)%   to     0.33%
    2014       10.16%    to    11.17%
    2013       28.53%    to    29.69%
    2012       15.46%    to    16.50%
    2011        0.06%    to     0.97%

MFS HIGH INCOME FUND
    2015       (5.04)%   to    (4.19)%
    2014       (2.30)%   to     0.94%
    2013        5.03%    to     5.82%
    2012       12.75%    to    13.60%
    2011        2.84%    to     3.62%

MFS INTERNATIONAL NEW DISCOVERY FUND
    2015        1.20%    to     1.58%
    2014       (4.09)%   to    (3.99)%
    2013       17.98%    to    18.18%
    2012       23.16%    to    23.35%
    2011      (11.32)%   to   (11.27)%

MFS MID CAP GROWTH FUND
    2015        2.94%    to     3.88%
    2014        7.26%    to     7.77%
    2013       35.17%    to    36.19%
    2012       14.74%    to    15.60%
    2011       (7.29)%   to    (6.59)%



--------------------------------------------------------------------------------
                                   SA-431

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
MFS NEW DISCOVERY FUND
    2015         188,187  $ 12.24  to   $  13.01  $  2,442,303    --     to   1.25%      --     to     --
    2014         115,375    12.66  to      13.29     1,517,421    --     to   1.25%      --     to     --
    2013          48,566    13.86  to      14.37       694,266    --     to   1.25%      --     to     --
    2012          35,088     9.97  to      10.20       357,774    --     to   1.25%      --     to     --
    2011          31,000     8.35  to       8.42       260,944  0.35%    to   1.25%      --     to     --

MFS RESEARCH INTERNATIONAL FUND
    2015         336,515     8.76  to       9.39     3,056,578  0.35%    to   1.25%    1.45%    to   1.62%
    2014         317,826     9.06  to       9.62     2,968,932  0.35%    to   1.25%    2.24%    to   2.46%
    2013         218,212     9.86  to      10.29     2,194,927  0.50%    to   1.25%    1.46%    to   1.95%
    2012         183,928     8.41  to       8.71     1,569,111  0.50%    to   1.25%    1.79%    to   1.91%
    2011         104,332     7.30  to       7.51       769,227  0.50%    to   1.25%    2.07%    to   3.22%

MFS TOTAL RETURN FUND
    2015         182,374    14.44  to      15.03     2,609,789    --     to   1.25%    2.42%    to   2.47%
    2014         180,309    14.49  to      15.28     2,588,949    --     to   1.25%    2.20%    to   2.23%
    2013         149,739    13.38  to      14.28     2,002,617    --     to   1.25%    2.05%    to   2.07%
    2012         136,208    11.26  to      12.16     1,544,326    --     to   1.25%    2.57%    to   2.59%
    2011         100,448    10.11  to      11.07     1,042,877    --     to   1.25%      --     to   2.54%

MFS UTILITIES FUND
    2015         377,399     8.86  to      32.58     4,633,004  0.35%    to   1.25%    2.22%    to   2.24%
    2014         418,707    10.43  to      38.71     5,973,039  0.35%    to   1.25%    2.62%    to   2.69%
    2013         246,305    14.57  to      34.82     5,053,450    --     to   1.25%    2.72%    to   2.75%
    2012         331,248    12.12  to      29.34     5,882,311    --     to   1.25%    3.06%    to   3.13%
    2011         316,100    23.80  to      26.21     5,083,255    --     to   1.25%    3.29%    to   9.10%

MFS VALUE FUND
    2015         625,959    15.58  to      22.46     9,037,944    --     to   1.25%    1.84%    to   1.88%
    2014         781,685    15.70  to      22.93    11,573,069    --     to   1.25%    2.08%    to   2.15%
    2013         567,125    14.24  to      21.05     8,770,901    --     to   1.25%    1.60%    to   1.63%
    2012         568,106    10.51  to      15.73     6,622,795    --     to   1.25%    1.80%    to   1.90%
    2011         452,231     9.05  to      13.72     4,674,875    --     to   1.25%    1.64%    to   1.69%

MFS TOTAL RETURN BOND FUND+
    2015          85,815    14.07  to      14.87     1,239,050    --     to   1.25%    0.39%    to   2.74%
    2014          15,791    14.34  to      14.40       226,837  0.50%    to   1.25%    2.88%    to   2.89%
    2013          12,414    13.71  to      13.75       169,090  0.50%    to   1.25%    2.85%    to   2.87%
    2012          11,503    13.94  to      14.09       158,787  0.50%    to   1.25%    3.15%    to   3.26%
    2011           7,172    13.04  to      13.28        92,011  0.50%    to   1.25%    3.67%    to   3.70%

MFS MASSACHUSETTS INVESTORS TRUST
    2015          58,412    28.54  to      31.08     1,760,123    --     to   1.25%    0.84%    to   0.90%
    2014          51,608    28.83  to      31.00     1,559,568    --     to   1.25%    0.85%    to   0.92%
    2013          46,998    26.31  to      27.94     1,287,141    --     to   1.25%    0.94%    to   0.94%
    2012          41,320    20.20  to      21.19       860,923    --     to   1.25%    1.31%    to   1.32%
    2011          25,879    17.16  to      17.60       453,630  0.35%    to   1.25%    1.10%    to   1.17%

MFS INTERNATIONAL GROWTH FUND
    2015           9,035    12.92  to      13.07       117,025  1.05%    to   1.25%    0.92%    to   0.99%
    2014           6,712    13.08  to      13.21        87,933  1.05%    to   1.25%    1.31%    to   1.37%
    2013           5,444    13.99  to      14.21        76,434  0.85%    to   1.25%    0.63%    to   0.66%
    2012           3,290    12.48  to      12.62        41,130  0.85%    to   1.25%    1.37%    to   1.42%
    2011           1,481    10.58  to      10.58        15,661  1.25%    to   1.25%    1.25%    to   1.25%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
MFS NEW DISCOVERY FUND
    2015       (3.34)%   to    (2.12)%
    2014       (8.65)%   to    (7.51)%
    2013       39.10%    to    40.85%
    2012       19.34%    to    20.84%
    2011      (16.49)%   to   (15.82)%

MFS RESEARCH INTERNATIONAL FUND
    2015       (3.29)%   to    (2.41)%
    2014       (8.14)%   to    (6.62)%
    2013       17.17%    to    18.06%
    2012       15.21%    to    16.08%
    2011      (11.93)%   to   (11.27)%

MFS TOTAL RETURN FUND
    2015       (1.65)%   to    (0.37)%
    2014        6.97%    to     8.32%
    2013       17.38%    to    18.86%
    2012        9.93%    to    11.32%
    2011        0.56%    to     1.82%

MFS UTILITIES FUND
    2015      (15.83)%   to   (15.06)%
    2014       (0.93)%   to    11.18%
    2013       18.67%    to    20.18%
    2012       11.92%    to    13.33%
    2011        5.26%    to     6.59%

MFS VALUE FUND
    2015       (2.04)%   to    (0.77)%
    2014        8.92%    to    10.27%
    2013       33.80%    to    35.51%
    2012       14.69%    to    16.13%
    2011       (1.45)%   to    (0.20)%

MFS TOTAL RETURN BOND FUND+
    2015       (1.85)%   to    (0.28)%
    2014        4.31%    to     5.06%
    2013       (2.37)%   to    (1.64)%
    2012        6.08%    to     6.87%
    2011        5.05%    to     5.84%

MFS MASSACHUSETTS INVESTORS TRUST
    2015       (0.99)%   to     0.27%
    2014        9.57%    to    10.97%
    2013       30.23%    to    31.86%
    2012       17.70%    to    19.18%
    2011       (3.03)%   to    (2.15)%

MFS INTERNATIONAL GROWTH FUND
    2015       (1.21)%   to    (1.03)%
    2014       (6.51)%   to    (6.33)%
    2013       12.16%    to    12.61%
    2012       17.94%    to    18.42%
    2011      (11.91)%   to   (11.91)%



--------------------------------------------------------------------------------
                                   SA-432

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
MFS CORE EQUITY FUND
    2015         248,985  $ 10.97  to   $  22.27  $  2,778,208  0.35%    to   1.25%    0.51%    to   0.58%
    2014         110,446    11.05  to      22.63     1,264,895  0.35%    to   1.25%    0.37%    to   0.81%
    2013          75,690    20.63  to      21.35     1,104,806  0.50%    to   1.25%    0.20%    to   0.76%
    2012          75,425    15.58  to      16.00       822,702  0.50%    to   1.25%    0.30%    to   0.63%
    2011          86,404    13.52  to      13.78       813,382  0.50%    to   1.25%    0.73%    to   0.74%

MFS GOVERNMENT SECURITIES FUND
    2015         385,294    11.69  to      12.87     4,827,688    --     to   1.25%    1.96%    to   1.96%
    2014         398,530    11.82  to      12.85     4,975,210    --     to   1.25%    2.13%    to   2.17%
    2013         409,580    11.44  to      12.28     4,895,889    --     to   1.25%    2.17%    to   2.17%
    2012         369,828    11.93  to      12.65     4,564,604    --     to   1.25%    2.53%    to   2.56%
    2011         292,312    11.84  to      12.39     3,530,425    --     to   1.25%    2.87%    to   2.89%

MFS INTERNATIONAL VALUE FUND
    2015         348,831    25.87  to      33.94     9,856,324    --     to   1.25%    1.23%    to   1.31%
    2014         235,570    24.61  to      32.89     6,279,319    --     to   1.25%    2.39%    to   2.44%
    2013         138,756    24.60  to      33.57     3,746,968    --     to   1.25%    1.85%    to   1.95%
    2012          99,732    19.55  to      26.92     2,179,471    --     to   1.25%    1.94%    to   2.17%
    2011          82,680    17.10  to      23.65     1,619,606    --     to   1.25%    1.80%    to   1.97%

MFS TECHNOLOGY FUND
    2015           2,332    38.79  to      40.14        93,419  0.75%    to   1.25%      --     to     --
    2014           2,965    35.59  to      36.64       108,462  0.75%    to   1.25%      --     to     --
    2013           3,519    32.67  to      33.47       117,683  0.75%    to   1.25%      --     to     --
    2012           3,607    24.46  to      24.93        89,793  0.75%    to   1.25%      --     to     --
    2011           3,757    21.68  to      21.80        81,885  1.05%    to   1.25%      --     to     --

MFS CORE EQUITY SERIES
    2015           1,217     9.52  to       9.52        11,585  0.70%    to   0.70%    0.37%    to   0.37%
    2014           1,425    18.32  to      18.32        26,101  0.70%    to   0.70%    0.92%    to   0.92%
    2013             908    16.58  to      16.58        15,064  0.70%    to   0.70%    1.02%    to   1.02%
    2012             908    12.41  to      12.41        11,270  0.70%    to   0.70%    0.78%    to   0.78%
    2011             908    10.75  to      10.75         9,765  0.70%    to   0.70%    0.98%    to   0.98%

MFS UTILITIES SERIES
    2015          13,501    16.00  to      18.07       243,605    --     to   0.70%    4.14%    to   4.22%
    2014          14,894    18.72  to      21.29       316,570    --     to   0.70%    2.09%    to   2.14%
    2013          14,449    16.60  to      19.02       274,222    --     to   0.70%    2.32%    to   2.34%
    2012          11,102    13.78  to      15.89       175,420    --     to   0.70%    6.78%    to   6.99%
    2011          11,627    12.14  to      14.10       163,018    --     to   0.70%    3.17%    to   3.25%

MFS GROWTH FUND
    2015           9,200    16.70  to      17.16       154,688  0.65%    to   1.25%      --     to     --
    2014         179,079    15.79  to      16.41     2,931,536  0.15%    to   1.25%      --     to     --
    2013         142,864    14.73  to      15.15     2,159,844  0.15%    to   1.25%      --     to     --
    2012          11,030    10.95  to      11.04       121,229  0.65%    to   1.25%      --     to     --
    2011           1,177     9.46  to       9.47        11,149  1.05%    to   1.25%      --     to     --

MFS HIGH YIELD PORTFOLIO
    2015          12,181    10.18  to      10.18       123,973  0.70%    to   0.70%    7.03%    to   7.03%
    2014          12,843    10.70  to      10.70       137,424  0.70%    to   0.70%    5.49%    to   5.49%
    2013          12,830    10.48  to      10.48       134,480  0.70%    to   0.70%    2.38%    to   2.38%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
MFS CORE EQUITY FUND
    2015       (1.61)%   to    (0.76)%
    2014        6.62%    to     9.72%
    2013       32.44%    to    33.43%
    2012       15.21%    to    16.08%
    2011       (2.36)%   to    (1.60)%

MFS GOVERNMENT SECURITIES FUND
    2015       (1.07)%   to     0.15%
    2014        3.32%    to     4.62%
    2013       (4.16)%   to    (2.96)%
    2012        0.82%    to     2.09%
    2011        5.86%    to     7.20%

MFS INTERNATIONAL VALUE FUND
    2015        3.19%    to     5.12%
    2014       (2.03)%   to     0.02%
    2013       24.70%    to    25.79%
    2012       18.83%    to    14.34%
    2011       (3.14)%   to    (1.92)%

MFS TECHNOLOGY FUND
    2015        9.00%    to     9.55%
    2014        8.94%    to     9.47%
    2013       33.57%    to    34.24%
    2012       12.84%    to    13.40%
    2011       (0.09)%   to     0.11%

MFS CORE EQUITY SERIES
    2015       (3.06)%   to    (3.06)%
    2014       10.49%    to    10.49%
    2013       33.66%    to    33.66%
    2012       15.42%    to    15.42%
    2011       (1.71)%   to    (1.71)%

MFS UTILITIES SERIES
    2015      (15.11)%   to   (14.54)%
    2014       11.94%    to    12.75%
    2013       19.68%    to    20.52%
    2012       12.69%    to    13.48%
    2011        6.04%    to     6.78%

MFS GROWTH FUND
    2015        5.76%    to     6.43%
    2014        7.19%    to     8.31%
    2013       34.62%    to    36.10%
    2012       15.67%    to    16.37%
    2011       (5.38)%   to    (5.28)%

MFS HIGH YIELD PORTFOLIO
    2015       (4.88)%   to    (4.88)%
    2014        2.11%    to     2.11%
    2013        4.82%    to     4.82%



--------------------------------------------------------------------------------
                                   SA-433

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
BLACKROCK GLOBAL ALLOCATION FUND, INC.
    2015         620,102  $ 14.13  to   $  15.37  $  8,723,282    --     to   1.25%    0.92%    to   0.97%
    2014         760,751    14.28  to      15.73    10,854,930    --     to   1.25%    2.17%    to   2.18%
    2013         957,726    14.01  to      15.63    13,164,007    --     to   1.25%    1.19%    to   1.25%
    2012         949,367    12.25  to      13.83    11,596,184    --     to   1.25%    1.28%    to   1.34%
    2011         766,449    10.03  to      12.73     8,408,552  0.35%    to   1.25%    1.98%    to      2%

BLACKROCK LARGE CAP CORE FUND
    2015           5,049    13.76  to      15.47        70,421  0.35%    to   1.25%    0.32%    to   0.37%
    2014           5,657    13.80  to      15.65        78,970  0.35%    to   1.25%    0.03%    to   0.36%
    2013          43,567    12.41  to      14.20       540,961  0.35%    to   1.25%      --     to     --
    2012          41,814     9.33  to      10.77       392,478  0.35%    to   1.25%    0.94%    to   1.90%
    2011          41,880     8.19  to       9.55       348,720  0.35%    to   1.25%    0.40%    to   0.54%

BLACKROCK VALUE OPPORTUNITIES FUND, INC.
    2015           4,038    14.37  to      14.37        58,028  1.25%    to   1.25%    2.99%    to   2.99%
    2014           3,618    15.64  to      15.64        56,568  1.25%    to   1.25%      --     to     --
    2013           3,286    15.11  to      15.11        49,662  1.25%    to   1.25%      --     to     --
    2012           2,785    10.75  to      10.75        29,929  1.25%    to   1.25%      --     to     --
    2011           3,394     9.61  to       9.61        32,627  1.25%    to   1.25%      --     to     --

BLACKROCK SMALL CAP GROWTH FUND II
    2015          51,803    15.18  to      16.89       800,775  0.35%    to   1.25%      --     to     --
    2014          49,870    15.85  to      17.80       821,630  0.35%    to   1.25%      --     to     --
    2013          45,764    15.62  to      17.70       739,317  0.35%    to   1.25%      --     to     --
    2012          49,624    10.82  to      12.38       562,185  0.35%    to   1.25%      --     to     --
    2011          50,291     9.92  to      11.45       523,139  0.35%    to   1.25%      --     to     --

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
    2015          87,165    16.34  to      16.97     1,344,813  0.35%    to   1.25%    0.82%    to   0.83%
    2014          87,926    17.62  to      18.45     1,471,405  0.35%    to   1.25%    0.36%    to   0.51%
    2013          87,310    16.61  to      17.56     1,410,364  0.35%    to   1.25%    0.61%    to   0.68%
    2012         101,193    12.51  to      13.34     1,176,266  0.35%    to   1.25%    0.33%    to   0.36%
    2011          86,525    11.09  to      11.93       899,965  0.35%    to   1.25%    0.40%    to   0.42%

BLACKROCK INTERNATIONAL OPPORTUNITIES PORTFOLIO
    2015          81,595    11.83  to      12.73     1,010,839    --     to   1.25%      --     to     --
    2014          73,632    12.10  to      12.85       927,088    --     to   1.25%    1.95%    to   2.47%
    2013          71,337    13.83  to      14.51     1,020,365    --     to   1.25%    0.10%    to   0.14%
    2012         104,803    11.47  to      11.88     1,238,323    --     to   1.25%    1.58%    to   1.93%
    2011          89,252     9.84  to      10.07       896,792    --     to   1.25%    1.86%    to   2.12%

BLACKROCK MID CAP GROWTH EQUITY PORTFOLIO
    2015          19,036    15.41  to      15.94       296,585  0.50%    to   1.25%      --     to     --
    2014          19,682    14.65  to      15.04       290,908  0.50%    to   1.25%      --     to     --
    2013          20,374    13.99  to      14.25       286,343  0.50%    to   1.25%      --     to     --
    2012          19,449     9.65  to       9.76       188,274  0.50%    to   1.25%      --     to     --
    2011          22,481     8.83  to       8.86       198,690  0.50%    to   1.25%      --     to     --

VICTORY MUNDER MID-CAP CORE GROWTH FUND
    2015         218,955    18.24  to      45.75     4,390,252    --     to   1.25%      --     to     --
    2014         200,641    19.36  to      47.96     4,218,249    --     to   1.25%    0.03%    to   0.03%
    2013         184,590    17.84  to      43.64     3,534,084    --     to   1.25%      --     to     --
    2012         171,054    13.54  to      32.72     2,476,785    --     to   1.25%      --     to     --
    2011         155,517    11.85  to      28.27     1,955,748    --     to   1.25%      --     to     --


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
BLACKROCK GLOBAL ALLOCATION FUND, INC.
    2015       (2.30)%   to    (1.07)%
    2014        0.62%    to     1.91%
    2013       13.01%    to    14.43%
    2012        8.65%    to    10.01%
    2011       (4.91)%   to    (4.04)%

BLACKROCK LARGE CAP CORE FUND
    2015       (1.15)%   to    (0.25)%
    2014       10.24%    to    11.23%
    2013       31.81%    to    33.00%
    2012       12.81%    to    13.83%
    2011       (1.27)%   to    (0.38)%

BLACKROCK VALUE OPPORTUNITIES FUND, INC.
    2015       (8.12)%   to    (8.12)%
    2014        3.48%    to     3.48%
    2013       40.64%    to    40.64%
    2012       11.79%    to    11.79%
    2011       (3.99)%   to    (3.99)%

BLACKROCK SMALL CAP GROWTH FUND II
    2015       (5.08)%   to    (4.21)%
    2014        0.56%    to     1.48%
    2013       43.04%    to    44.33%
    2012        8.11%    to     9.09%
    2011       (2.12)%   to    (1.24)%

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
    2015       (8.05)%   to    (7.25)%
    2014        5.08%    to     6.05%
    2013       31.64%    to    32.83%
    2012       11.80%    to    12.81%
    2011       (1.83)%   to    (0.94)%

BLACKROCK INTERNATIONAL OPPORTUNITIES PORTFOLIO
    2015       (2.20)%   to    (0.92)%
    2014      (12.53)%   to   (11.42)%
    2013       20.62%    to    22.14%
    2012       16.56%    to    18.02%
    2011      (15.48)%   to   (14.42)%

BLACKROCK MID CAP GROWTH EQUITY PORTFOLIO
    2015        5.18%    to     5.97%
    2014        4.70%    to     5.52%
    2013       44.92%    to    46.01%
    2012        9.29%    to    10.11%
    2011      (11.70)%   to   (11.36)%

VICTORY MUNDER MID-CAP CORE GROWTH FUND
    2015       (5.78)%   to    (4.60)%
    2014        8.53%    to     9.90%
    2013       31.73%    to    33.38%
    2012       14.29%    to    15.72%
    2011       (2.27)%   to    (0.77)%



--------------------------------------------------------------------------------
                                   SA-434

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND
    2015          65,994  $ 18.22  to   $  31.65  $  1,430,028    --     to   1.25%    0.90%    to   1.11%
    2014          72,720    18.56  to      31.82     1,598,555    --     to   1.25%    0.28%    to   1.12%
    2013          64,400    17.04  to      28.86     1,283,648    --     to   1.25%    1.13%    to   1.39%
    2012          48,119    12.51  to      20.92       682,243    --     to   1.25%    0.96%    to   1.00%
    2011          41,854    11.44  to      18.88       545,640    --     to   1.25%    0.70%    to   0.75%

NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND
    2015           2,325     9.11  to       9.45        21,412  0.50%    to   1.25%    1.48%    to   1.70%
    2014           1,739     9.00  to       9.27        15,762  0.50%    to   1.25%    4.15%    to   7.05%
    2013           2,264     9.96  to      10.18        22,660  0.50%    to   1.25%    2.54%    to   4.30%
    2012           3,900     8.30  to       8.33        32,458  1.05%    to   1.25%    4.23%    to   5.63%
    2011           1,795     8.23  to       8.24        14,785  1.05%    to   1.25%    2.01%    to   2.72%

THE OAKMARK INTERNATIONAL SMALL CAP FUND
    2015          13,676    34.38  to      34.38       470,209  0.35%    to   0.35%    2.17%    to   2.17%
    2014          15,233    34.25  to      34.25       521,712  0.35%    to   0.35%    1.35%    to   1.35%
    2013          17,784    37.24  to      37.24       662,326  0.35%    to   0.35%    3.43%    to   3.43%
    2012          18,868    29.27  to      29.27       552,300  0.35%    to   0.35%    1.22%    to   1.22%
    2011          31,671    24.81  to      24.81       785,838  0.35%    to   0.35%    0.10%    to   0.10%

THE OAKMARK EQUITY AND INCOME FUND
    2015       1,143,273    15.13  to      15.13    17,293,542    --     to     --     1.10%    to   1.10%
    2014       1,060,331    15.85  to      15.85    16,811,434    --     to     --     0.83%    to   0.83%
    2013         965,429    14.83  to      14.83    14,315,104    --     to     --     0.54%    to   0.54%
    2012         890,406    11.93  to      11.93    10,626,311    --     to     --     1.05%    to   1.05%
    2011         728,995    10.94  to      10.94     7,977,628    --     to     --     1.47%    to   1.47%

OPPENHEIMER CAPITAL APPRECIATION FUND
    2015          93,159    12.02  to      17.01     1,228,612  0.35%    to   1.25%      --     to     --
    2014         138,048    11.68  to      16.68     1,705,409  0.35%    to   1.25%      --     to     --
    2013          94,320    14.68  to      16.05     1,494,043  0.50%    to   1.25%    0.04%    to   0.04%
    2012         142,970    11.50  to      12.48     1,742,375  0.50%    to   1.25%    0.64%    to   0.67%
    2011         142,370    10.24  to      11.03     1,536,168  0.50%    to   1.25%    0.16%    to   0.17%

OPPENHEIMER GLOBAL FUND
    2015         280,564    22.71  to     122.61     6,277,109    --     to   1.25%    0.49%    to   0.67%
    2014         285,436    22.14  to     118.02     6,103,021    --     to   1.25%    0.76%    to   0.83%
    2013         208,431    21.96  to     115.63     5,871,436    --     to   1.25%    0.84%    to   0.85%
    2012         229,997    17.54  to      91.21     5,042,783    --     to   1.25%    1.08%    to   1.13%
    2011         281,562    14.71  to      75.54     4,209,365    --     to   1.25%    0.74%    to   1.81%

OPPENHEIMER INTERNATIONAL GROWTH FUND
    2015         370,068    12.41  to      16.40     4,669,844    --     to   1.25%    0.95%    to   1.03%
    2014         349,868    12.03  to      16.09     4,295,406    --     to   1.25%    0.71%    to   0.88%
    2013         299,317    12.97  to      17.57     3,973,781    --     to   1.25%    0.71%    to   1.35%
    2012          42,457    10.05  to      14.22       514,048  0.50%    to   1.25%    1.33%    to   1.40%
    2011          32,674     8.30  to      11.84       335,372  0.50%    to   1.25%    0.80%    to   0.81%

OPPENHEIMER MAIN STREET FUND
    2015          19,575    13.77  to      14.88       276,646  0.35%    to   1.25%    0.50%    to   0.80%
    2014          20,010    13.52  to      14.48       275,644  0.35%    to   1.25%    0.71%    to   0.76%
    2013          18,278    12.40  to      13.16       229,570  0.35%    to   1.25%    0.64%    to   0.76%
    2012          17,015     9.54  to       9.95       164,065  0.50%    to   1.25%    1.16%    to   1.17%
    2011          14,949     8.29  to       8.58       125,088  0.50%    to   1.25%    0.49%    to   0.53%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND
    2015       (1.84)%   to    (0.54)%
    2014        8.94%    to    10.27%
    2013       36.16%    to    37.96%
    2012        9.38%    to    10.79%
    2011       (4.30)%   to    (3.05)%

NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND
    2015        1.23%    to     1.95%
    2014       (9.63)%   to    (8.97)%
    2013       20.12%    to    21.02%
    2012        0.85%    to     1.05%
    2011      (17.74)%   to   (17.60)%

THE OAKMARK INTERNATIONAL SMALL CAP FUND
    2015        0.39%    to     0.39%
    2014       (8.03)%   to    (8.03)%
    2013       27.23%    to    27.23%
    2012       17.97%    to    17.97%
    2011      (16.73)%   to   (16.73)%

THE OAKMARK EQUITY AND INCOME FUND
    2015       (4.57)%   to    (4.57)%
    2014        6.91%    to     6.91%
    2013       24.25%    to    24.25%
    2012        9.05%    to     9.05%
    2011        0.64%    to     0.64%

OPPENHEIMER CAPITAL APPRECIATION FUND
    2015        1.96%    to     2.89%
    2014       10.43%    to    13.65%
    2013       27.64%    to    28.60%
    2012       12.28%    to    13.12%
    2011       (2.80)%   to    (2.06)%

OPPENHEIMER GLOBAL FUND
    2015        2.58%    to     3.89%
    2014        0.80%    to     2.07%
    2013       25.20%    to    26.77%
    2012       19.25%    to    20.75%
    2011       (9.83)%   to    (8.69)%

OPPENHEIMER INTERNATIONAL GROWTH FUND
    2015        1.91%    to     3.18%
    2014       (8.40)%   to    (7.23)%
    2013       23.56%    to    25.11%
    2012       20.11%    to    21.01%
    2011       (8.86)%   to    (8.17)%

OPPENHEIMER MAIN STREET FUND
    2015        1.86%    to     2.77%
    2014        9.06%    to    10.05%
    2013       29.91%    to    31.09%
    2012       15.10%    to    15.97%
    2011       (1.46)%   to    (0.72)%



--------------------------------------------------------------------------------
                                   SA-435

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
    2015          46,021  $ 13.60  to   $  14.11  $    620,577  0.50%    to   1.25%    4.24%    to   4.25%
    2014          41,948    14.00  to      14.63       583,946  0.50%    to   1.25%    4.54%    to   4.59%
    2013          38,883    13.71  to      14.43       530,923  0.50%    to   1.25%    4.94%    to   4.95%
    2012          34,234    13.84  to      14.68       483,480  0.50%    to   1.25%    5.88%    to   5.94%
    2011          21,181    12.24  to      13.08       265,674  0.50%    to   1.25%    6.12%    to   6.12%

OPPENHEIMER MAIN STREET MID CAP FUND
    2015         180,944    14.36  to      15.66     2,631,556  0.35%    to   1.25%    0.33%    to   0.37%
    2014         170,964    15.54  to      17.09     2,736,323  0.35%    to   1.25%    0.40%    to   0.60%
    2013         200,032    13.89  to      15.42     2,875,524  0.35%    to   1.25%    0.05%    to   0.05%
    2012         200,523    10.45  to      11.70     2,171,744  0.35%    to   1.25%    0.80%    to   0.90%
    2011         181,800     8.98  to      10.15     1,703,245  0.35%    to   1.25%    0.21%    to   0.24%

OPPENHEIMER DEVELOPING MARKETS FUND
    2015         313,639    47.29  to      66.94     5,367,256    --     to   1.25%    0.38%    to   0.43%
    2014         278,596    55.72  to      77.89     5,808,852    --     to   1.25%    0.29%    to   0.73%
    2013         224,580    59.27  to      81.82     5,571,304    --     to   1.25%    0.10%    to   0.11%
    2012         189,017    55.39  to      75.51     4,707,381    --     to   1.25%    0.45%    to   0.89%
    2011         147,971    46.41  to      62.49     3,336,819    --     to   1.25%    2.41%    to   2.50%

OPPENHEIMER EQUITY FUND
    2015          14,762    13.31  to      16.55       244,192  0.50%    to   0.85%    0.62%    to   2.94%
    2014          13,363    16.74  to      17.02       227,478  0.65%    to   0.85%    0.61%    to   0.63%
    2013          12,277    14.96  to      15.19       186,462  0.65%    to   0.85%    0.28%    to   0.82%
    2012          10,453    11.32  to      11.77       122,966  0.65%    to   1.25%    1.13%    to   1.21%
    2011           9,462    10.09  to      10.43        98,610  0.65%    to   1.25%    0.70%    to   1.09%

OPPENHEIMER CAPITAL INCOME FUND
    2015              79     9.18  to       9.18           730  1.05%    to   1.05%    2.91%    to   2.91%
    2014              70     9.35  to       9.35           658  1.05%    to   1.05%    3.19%    to   3.19%
    2013              60     9.02  to       9.02           544  1.05%    to   1.05%    1.27%    to   1.27%
    2012              42     9.99  to       9.99           418  1.25%    to   1.25%    4.18%    to   4.18%
    2011              33     9.10  to       9.10           301  1.25%    to   1.25%    4.25%    to   4.25%

OPPENHEIMER INTERNATIONAL BOND FUND
    2015         351,066    13.34  to      13.63     4,580,468    --     to   1.25%    3.19%    to   3.26%
    2014         402,766    13.85  to      14.33     5,522,444    --     to   1.25%    2.88%    to   3.00%
    2013         417,946    13.57  to      14.47     5,796,448  0.35%    to   1.25%    3.29%    to   3.43%
    2012         450,050    14.25  to      15.33     6,659,415  0.35%    to   1.25%    4.12%    to   4.14%
    2011         429,999    12.87  to      13.97     5,751,492  0.35%    to   1.25%    5.24%    to   5.25%

OPPENHEIMER MID CAP VALUE FUND+
    2015          38,685    11.72  to      14.41       518,012  0.35%    to   1.25%    0.43%    to   0.45%
    2014          62,041    12.65  to      15.69       930,587  0.35%    to   1.25%    0.65%    to   0.65%
    2013          70,082    11.48  to      14.37       942,646  0.35%    to   1.25%    0.56%    to   0.66%
    2012          80,240     8.37  to      10.56       775,946  0.35%    to   1.25%    0.09%    to   0.09%
    2011          91,051     7.67  to       9.77       802,212  0.35%    to   1.25%      --     to     --

OPPENHEIMER MAIN STREET SELECT FUND(R)
    2015          66,674    14.10  to      15.65       981,168  0.35%    to   1.25%    0.48%    to   0.50%
    2014          61,837    14.34  to      16.07       933,840  0.35%    to   1.25%    0.09%    to   0.39%
    2013          75,239    13.40  to      15.15     1,049,835  0.35%    to   1.25%    0.35%    to   0.41%
    2012          75,169    10.41  to      11.87       816,212  0.35%    to   1.25%    0.39%    to   0.69%
    2011          75,152     9.01  to      10.37       694,817  0.35%    to   1.25%    0.21%    to   0.22%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
    2015       (3.56)%   to    (2.82)%
    2014        1.39%    to     2.13%
    2013       (1.69)%   to    (0.95)%
    2012       12.20%    to    13.05%
    2011       (0.38)%   to     0.37%

OPPENHEIMER MAIN STREET MID CAP FUND
    2015       (8.36)%   to    (7.57)%
    2014       10.84%    to    11.85%
    2013       31.74%    to    32.93%
    2012       15.32%    to    16.36%
    2011       (3.86)%   to    (2.99)%

OPPENHEIMER DEVELOPING MARKETS FUND
    2015      (15.12)%   to   (14.06)%
    2014       (5.98)%   to    (4.80)%
    2013        7.01%    to     8.35%
    2012       19.35%    to    20.85%
    2011      (19.12)%   to   (17.85)%

OPPENHEIMER EQUITY FUND
    2015       (1.72)%   to    (1.16)%
    2014       11.87%    to    12.08%
    2013       28.79%    to    29.05%
    2012       12.19%    to    12.87%
    2011       (4.11)%   to    (3.53)%

OPPENHEIMER CAPITAL INCOME FUND
    2015       (1.79)%   to    (1.79)%
    2014        3.68%    to     3.68%
    2013        8.05%    to     8.05%
    2012        9.71%    to     9.71%
    2011        2.91%    to     2.91%

OPPENHEIMER INTERNATIONAL BOND FUND
    2015       (4.89)%   to    (3.70)%
    2014       (1.68)%   to    (0.94)%
    2013       (5.63)%   to    (4.78)%
    2012        9.72%    to    10.71%
    2011       (1.51)%   to    (0.62)%

OPPENHEIMER MID CAP VALUE FUND+
    2015       (8.15)%   to    (7.32)%
    2014        9.21%    to    10.22%
    2013       36.06%    to    37.29%
    2012        8.12%    to     9.10%
    2011       (8.67)%   to    (7.85)%

OPPENHEIMER MAIN STREET SELECT FUND(R)
    2015       (2.60)%   to    (1.71)%
    2014        6.07%    to     7.02%
    2013       27.59%    to    28.75%
    2012       14.52%    to    15.56%
    2011       (4.14)%   to    (3.27)%



--------------------------------------------------------------------------------
                                   SA-436

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
    2015         218,642  $  3.71  to   $   6.25  $  1,177,286  0.35%    to   1.25%      --     to     --
    2014         171,648     4.84  to       8.23     1,188,488  0.35%    to   1.25%    1.91%    to   2.04%
    2013         143,654     7.02  to       9.85     1,161,795    --     to   1.25%      --     to     --
    2012         128,074    13.46  to      19.12     2,018,717    --     to   1.25%      --     to     --
    2011         110,140    14.81  to      21.31     1,968,607    --     to   1.25%    1.15%    to   1.50%

OPPENHEIMER REAL ESTATE FUND
    2015         114,337    13.03  to      14.51     1,589,422    --     to   1.25%    1.82%    to   1.86%
    2014         125,990    12.88  to      14.17     1,727,516    --     to   1.25%    1.82%    to   2.05%
    2013         109,981     9.93  to      10.79     1,153,028    --     to   1.25%    1.13%    to   1.47%
    2012          75,362     9.78  to      10.49       770,593    --     to   1.25%    2.00%    to   2.03%
    2011          37,811     8.56  to       9.07       340,044    --     to   1.25%    0.30%    to   0.84%

OPPENHEIMER EQUITY INCOME FUND
    2015          17,498    14.13  to      14.55       253,493  0.50%    to   1.25%    3.48%    to   3.73%
    2014          15,185    15.86  to      16.22       245,612  0.50%    to   1.25%    2.38%    to   2.40%
    2013          12,598    14.60  to      14.81       186,255  0.50%    to   1.25%    1.24%    to   2.71%

OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
    2015           6,446    13.29  to      13.69        86,470  0.50%    to   1.25%    0.95%    to   1.05%
    2014           4,796    13.37  to      13.67        64,628  0.50%    to   1.25%    0.48%    to   0.67%
    2013           4,447    14.44  to      14.65        64,480  0.50%    to   1.25%    0.85%    to   2.62%
    2012           1,132    11.77  to      11.82        13,375  0.65%    to   1.05%    3.57%    to   3.97%

OPPENHEIMER RISING DIVIDENDS FUND+
    2015             557    12.95  to      12.95         7,209  1.25%    to   1.25%    0.57%    to   0.57%

PUTNAM GLOBAL EQUITY FUND
    2015           4,247    13.29  to      13.29        56,442  0.70%    to   0.70%    0.95%    to   0.95%
    2014           4,181    13.62  to      13.62        56,928  0.70%    to   0.70%    0.24%    to   0.24%
    2013           1,803    13.51  to      13.51        24,365  0.70%    to   0.70%    1.89%    to   1.89%
    2012           3,655    10.31  to      10.31        37,688  0.70%    to   0.70%    1.51%    to   1.51%
    2011           1,890     8.64  to       8.64        16,329  0.70%    to   0.70%    3.51%    to   3.51%

PUTNAM VT HIGH YIELD FUND
    2015          23,038    15.55  to      15.55       358,240  0.70%    to   0.70%    7.04%    to   7.04%
    2014          24,545    16.54  to      16.54       406,082  0.70%    to   0.70%    6.53%    to   6.53%
    2013          31,983    16.40  to      16.40       524,674  0.70%    to   0.70%    8.60%    to   8.60%
    2012          54,683    15.32  to      15.32       837,578  0.70%    to   0.70%    6.91%    to   6.91%
    2011          50,931    13.30  to      13.30       677,170  0.70%    to   0.70%    5.50%    to   5.50%

PUTNAM VT INTERNATIONAL GROWTH FUND
    2015          10,887    12.06  to      12.06       131,246  0.70%    to   0.70%      --     to     --
    2014          11,447    12.01  to      12.01       137,426  0.70%    to   0.70%    0.06%    to   0.06%
    2013          11,244    12.88  to      12.88       144,836  0.70%    to   0.70%    0.96%    to   0.96%
    2012           9,879    10.60  to      10.60       104,729  0.70%    to   0.70%    1.44%    to   1.44%
    2011           9,800     8.82  to       8.82        86,459  0.70%    to   0.70%    2.83%    to   2.83%

PUTNAM VT MULTI-CAP GROWTH FUND
    2015          28,821    19.17  to      19.71       552,766    --     to   0.70%    0.49%    to   0.53%
    2014          33,788    19.36  to      19.76       654,416    --     to   0.70%    0.27%    to   0.30%
    2013          18,620    17.18  to      17.41       320,002    --     to   0.70%    0.49%    to   0.57%
    2012          23,237    12.68  to      12.68       294,709  0.70%    to   0.70%    0.24%    to   0.24%
    2011          25,427    10.94  to      10.94       278,130  0.70%    to   0.70%    0.26%    to   0.26%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
    2015      (24.07)%   to   (23.45)%
    2014      (16.42)%   to   (15.72)%
    2013      (48.48)%   to   (47.83)%
    2012      (10.27)%   to    (9.14)%
    2011      (26.61)%   to   (25.69)%

OPPENHEIMER REAL ESTATE FUND
    2015        1.15%    to     2.43%
    2014       29.74%    to    31.37%
    2013        1.56%    to     2.84%
    2012       14.21%    to    15.65%
    2011        6.78%    to     8.12%

OPPENHEIMER EQUITY INCOME FUND
    2015      (10.93)%   to   (10.28)%
    2014        8.65%    to     9.51%
    2013       29.99%    to    30.97%

OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
    2015       (0.62)%   to     0.13%
    2014       (7.44)%   to    (6.72)%
    2013       22.88%    to    23.80%
    2012       17.71%    to    18.17%

OPPENHEIMER RISING DIVIDENDS FUND+
    2015       (0.28)%   to    (0.28)%

PUTNAM GLOBAL EQUITY FUND
    2015       (2.42)%   to    (2.42)%
    2014        0.78%    to     0.78%
    2013       31.06%    to    31.06%
    2012       19.34%    to    19.34%
    2011       (5.62)%   to    (5.62)%

PUTNAM VT HIGH YIELD FUND
    2015       (5.99)%   to    (5.99)%
    2014        0.88%    to     0.88%
    2013        7.10%    to     7.10%
    2012       15.20%    to    15.20%
    2011        1.04%    to     1.04%

PUTNAM VT INTERNATIONAL GROWTH FUND
    2015        0.42%    to     0.42%
    2014       (6.79)%   to    (6.79)%
    2013       21.51%    to    21.51%
    2012       20.16%    to    20.16%
    2011      (18.47)%   to   (18.47)%

PUTNAM VT MULTI-CAP GROWTH FUND
    2015       (0.96)%   to    (0.27)%
    2014       12.72%    to    13.52%
    2013       35.49%    to    36.44%
    2012       15.95%    to    15.95%
    2011       (5.75)%   to    (5.75)%



--------------------------------------------------------------------------------
                                   SA-437

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
PUTNAM VT SMALL CAP VALUE FUND
    2015          15,598  $ 13.83  to   $  13.83  $    215,708  0.70%    to   0.70%    0.85%    to   0.85%
    2014          19,289    14.54  to      14.54       280,504  0.70%    to   0.70%    0.73%    to   0.73%
    2013          37,501    14.16  to      14.16       530,954  0.70%    to   0.70%    0.85%    to   0.85%
    2012          34,277    10.21  to      10.21       350,067  0.70%    to   0.70%    0.43%    to   0.43%
    2011          34,749     8.75  to       8.75       304,183  0.70%    to   0.70%    0.53%    to   0.53%

PIONEER DISCIPLINED VALUE FUND
    2015           6,214    14.90  to      15.57        93,216  0.50%    to   1.25%    1.18%    to   1.25%
    2014           5,604    16.01  to      16.60        90,226  0.50%    to   1.25%    0.58%    to   2.98%
    2013           7,824    14.79  to      15.14       116,300  0.65%    to   1.25%    0.57%    to   1.21%
    2012           6,716    11.48  to      11.55        77,209  1.05%    to   1.25%    3.87%    to   4.32%
    2011           5,231    10.44  to      10.48        54,704  1.05%    to   1.25%    1.65%    to   3.40%

PIONEER EMERGING MARKETS FUND
    2015         177,390     5.61  to       6.25     1,032,191    --     to   1.25%    1.64%    to   2.87%
    2014         185,040     6.81  to       7.49     1,306,797    --     to   1.25%    1.27%    to   1.76%
    2013         194,059     7.96  to       8.65     1,595,410    --     to   1.25%    0.33%    to   0.38%
    2012         179,424     8.24  to       8.84     1,511,393    --     to   1.25%    0.37%    to   0.51%
    2011         191,688     7.49  to       7.81     1,455,907  0.35%    to   1.25%      --     to     --

PIONEER FUNDAMENTAL GROWTH FUND
    2015           1,381    15.14  to      15.14        20,675  0.65%    to   0.65%    0.26%    to   0.26%
    2014           1,117    14.21  to      14.32        15,890  0.65%    to   1.05%    0.40%    to   0.40%
    2013             911    12.58  to      12.65        11,471  0.65%    to   1.25%    0.37%    to   0.37%

ALLIANZGI NFJ INTERNATIONAL VALUE FUND
    2015           5,947     9.05  to       9.23        54,599  0.65%    to   1.05%    2.77%    to   2.77%
    2014           5,376    10.57  to      10.73        57,458  0.65%    to   1.05%    2.21%    to   2.21%
    2013           4,853    11.31  to      11.44        55,371  0.65%    to   1.05%    1.58%    to   1.91%
    2012           1,077    10.37  to      10.41        11,178  0.85%    to   1.05%    1.66%    to   1.87%
    2011             746     8.63  to       8.63         6,438  1.05%    to   1.05%    0.97%    to   0.97%

ALLIANZGI NFJ SMALL-CAP VALUE FUND
    2015         107,580    14.11  to      15.12     1,581,180  0.35%    to   1.25%    1.35%    to   1.66%
    2014         102,711    15.58  to      16.54     1,656,450  0.35%    to   1.25%    2.04%    to   2.52%
    2013         110,089    15.53  to      16.34     1,758,136  0.35%    to   1.25%    1.18%    to   1.92%
    2012         108,501    11.95  to      12.38     1,324,474  0.50%    to   1.25%    1.22%    to   1.61%
    2011         106,485    10.97  to      11.28     1,184,482  0.50%    to   1.25%    1.58%    to   1.59%

ALLIANZGI NFJ DIVIDEND VALUE FUND
    2015         434,495    11.68  to      12.37     5,233,937  0.50%    to   1.25%    2.31%    to   2.31%
    2014         423,490    12.94  to      13.61     5,634,564  0.50%    to   1.25%    1.80%    to   1.80%
    2013         423,527    11.95  to      12.47     5,185,258  0.50%    to   1.25%    2.25%    to   2.27%
    2012         387,964     9.41  to       9.74     3,719,360  0.50%    to   1.25%    2.48%    to   2.57%
    2011         232,853     8.36  to       8.60     1,971,678  0.50%    to   1.25%    2.91%    to   2.95%

AMG MANAGERS CADENCE MID CAP FUND
    2015           3,093    15.88  to      15.88        45,905  1.25%    to   1.25%      --     to     --
    2014           4,626    16.28  to      16.85        72,221  0.85%    to   1.25%      --     to     --
    2013           4,420    14.78  to      15.23        61,837  0.85%    to   1.25%      --     to     --
    2012           4,854    11.42  to      11.72        52,336  0.85%    to   1.25%    0.15%    to   0.16%
    2011           5,293    10.65  to      11.01        53,540  0.65%    to   1.25%      --     to     --


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
PUTNAM VT SMALL CAP VALUE FUND
    2015       (4.89)%   to    (4.89)%
    2014        2.70%    to     2.70%
    2013       38.63%    to    38.63%
    2012       16.67%    to    16.67%
    2011       (5.39)%   to    (5.39)%

PIONEER DISCIPLINED VALUE FUND
    2015       (6.93)%   to    (6.21)%
    2014        3.52%    to     8.26%
    2013       28.87%    to    29.65%
    2012        9.91%    to    10.13%
    2011       (5.80)%   to    (5.62)%

PIONEER EMERGING MARKETS FUND
    2015      (17.60)%   to   (16.53)%
    2014      (14.51)%   to   (13.43)%
    2013       (3.40)%   to    (2.19)%
    2012        9.95%    to    11.34%
    2011      (25.18)%   to   (24.51)%

PIONEER FUNDAMENTAL GROWTH FUND
    2015        5.74%    to     5.74%
    2014       13.23%    to    17.75%
    2013       25.80%    to    26.52%

ALLIANZGI NFJ INTERNATIONAL VALUE FUND
    2015      (14.37)%   to   (13.98)%
    2014       (6.58)%   to    (6.20)%
    2013        9.06%    to     9.50%
    2012       20.17%    to    20.41%
    2011      (13.69)%   to   (13.69)%

ALLIANZGI NFJ SMALL-CAP VALUE FUND
    2015       (9.43)%   to    (8.60)%
    2014        0.33%    to     1.25%
    2013       29.92%    to    31.09%
    2012        8.96%    to     9.78%
    2011        0.84%    to     1.60%

ALLIANZGI NFJ DIVIDEND VALUE FUND
    2015       (9.74)%   to    (9.10)%
    2014        8.31%    to     9.12%
    2013       27.05%    to    28.00%
    2012       12.51%    to    13.36%
    2011        1.80%    to     2.57%

AMG MANAGERS CADENCE MID CAP FUND
    2015       (2.46)%   to    (2.46)%
    2014       10.14%    to    10.61%
    2013       29.41%    to    29.93%
    2012        7.23%    to     7.66%
    2011       (2.87)%   to    (2.28)%



--------------------------------------------------------------------------------
                                   SA-438

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
PIMCO EMERGING MARKETS BOND FUND
    2015          63,102  $ 13.71  to   $  14.49  $    880,342  0.50%    to   1.25%    4.71%    to   4.74%
    2014          70,126    14.23  to      15.15     1,022,783  0.50%    to   1.25%    4.74%    to   4.75%
    2013          78,220    14.21  to      15.25     1,138,549  0.50%    to   1.25%    4.53%    to   4.56%
    2012          86,686    15.35  to      16.60     1,364,666  0.50%    to   1.25%    4.52%    to   4.67%
    2011          89,328    13.26  to      14.44     1,219,186  0.50%    to   1.25%    4.75%    to   4.75%

PIONEER FUND
    2015          37,782    13.40  to      15.63       562,185  0.50%    to   1.25%    0.83%    to   0.85%
    2014          40,449    13.53  to      15.89       606,703  0.50%    to   1.25%    0.94%    to   0.95%
    2013          39,184    12.26  to      14.52       534,100  0.50%    to   1.25%    0.87%    to   0.99%
    2012          70,924     9.26  to      11.05       719,161  0.50%    to   1.25%    1.31%    to   1.32%
    2011          51,036     8.47  to      10.18       492,157  0.50%    to   1.25%    1.36%    to   1.41%

PIONEER HIGH YIELD FUND
    2015         135,969    14.13  to      15.17     1,967,083  0.35%    to   1.25%    4.80%    to   4.95%
    2014         135,096    14.91  to      16.15     2,092,001  0.35%    to   1.25%    4.29%    to   4.34%
    2013         139,843    14.99  to      16.38     2,192,640  0.35%    to   1.25%    3.38%    to   4.83%
    2012         151,125    14.17  to      14.77     2,142,052  0.50%    to   1.25%    5.14%    to   5.26%
    2011         160,229    12.38  to      13.00     1,994,004  0.50%    to   1.25%    5.37%    to   5.41%

PIONEER STRATEGIC INCOME FUND
    2015         218,605    15.29  to      16.10     3,428,373    --     to   1.25%    3.48%    to   3.49%
    2014         214,453    15.71  to      16.33     3,423,652    --     to   1.25%    3.90%    to   3.93%
    2013         243,858    15.20  to      15.61     3,747,490    --     to   1.25%    4.29%    to   4.29%
    2012         227,472    15.17  to      15.38     3,465,197    --     to   1.25%    4.71%    to   4.75%
    2011         185,039    13.80  to      13.83     2,544,366    --     to   1.25%    5.03%    to   5.05%

PIONEER MID CAP VALUE FUND
    2015          85,148    14.84  to      15.12     1,132,879  0.35%    to   1.25%    0.31%    to   0.36%
    2014          92,840    15.91  to      16.36     1,357,830  0.35%    to   1.25%    0.36%    to   0.41%
    2013          93,131    13.92  to      14.44     1,227,579  0.35%    to   1.25%    0.43%    to   0.47%
    2012         116,385     9.11  to      11.00     1,156,545  0.50%    to   1.25%    0.77%    to   0.79%
    2011         119,987     8.26  to      10.05     1,078,074  0.50%    to   1.25%    0.97%    to   1.32%

PIONEER SELECT MID CAP GROWTH FUND
    2015          28,559    19.89  to      21.06       581,090  0.35%    to   1.25%      --     to     --
    2014          14,150    19.86  to      20.85       288,521  0.35%    to   1.25%      --     to     --
    2013          17,693    18.44  to      19.19       333,085  0.35%    to   1.25%      --     to     --
    2012          18,273    12.93  to      13.33       240,046  0.35%    to   1.25%      --     to     --
    2011          22,110    12.28  to      12.51       274,884  0.50%    to   1.25%      --     to     --

PIMCO TOTAL RETURN III FUND
    2015          17,784    10.53  to      10.78       189,696  0.65%    to   1.25%    2.80%    to   2.91%
    2014          14,746    10.64  to      10.84       158,600  0.65%    to   1.25%    4.96%    to   5.41%
    2013          14,761    10.34  to      10.46       153,648  0.65%    to   1.25%    0.85%    to   1.73%
    2012          19,186    10.71  to      10.76       206,359  0.85%    to   1.25%    0.85%    to   1.24%

PUTNAM EQUITY INCOME FUND
    2015          36,594    16.06  to      18.15       589,522    --     to   1.25%    1.33%    to   1.37%
    2014          28,610    16.59  to      18.99       481,643    --     to   1.25%    1.51%    to   1.55%
    2013          44,008    14.75  to      17.10       643,671    --     to   1.25%    1.22%    to   1.89%
    2012          31,653    10.90  to      13.15       360,002  0.50%    to   1.25%    2.30%    to   2.74%
    2011          10,078     9.20  to      11.19       101,629  0.50%    to   1.25%    0.95%    to   2.26%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  ------------------------
PIMCO EMERGING MARKETS BOND FUND
    2015       (4.33)%   to   (3.65)%
    2014       (0.63)%   to    0.12%
    2013       (8.15)%   to   (7.45)%
    2012       14.92%    to   15.79%
    2011        4.97%    to    5.76%

PIONEER FUND
    2015       (1.64)%   to   (0.95)%
    2014        9.46%    to   10.33%
    2013       31.40%    to   32.39%
    2012        8.54%    to    9.36%
    2011       (5.77)%   to   (5.06)%

PIONEER HIGH YIELD FUND
    2015       (6.08)%   to   (5.20)%
    2014       (1.40)%   to   (0.50)%
    2013       10.92%    to   11.92%
    2012       13.61%    to   14.46%
    2011       (2.96)%   to   (2.23)%

PIONEER STRATEGIC INCOME FUND
    2015       (2.71)%   to   (1.44)%
    2014        3.34%    to    4.64%
    2013        0.24%    to    1.50%
    2012        9.87%    to   11.26%
    2011        1.84%    to    3.12%

PIONEER MID CAP VALUE FUND
    2015       (7.59)%   to   (6.72)%
    2014       13.29%    to   14.33%
    2013       31.29%    to   32.47%
    2012        9.46%    to   10.28%
    2011       (7.21)%   to   (6.51)%

PIONEER SELECT MID CAP GROWTH FUND
    2015        0.13%    to    1.01%
    2014        7.71%    to    8.64%
    2013       42.59%    to   43.88%
    2012        5.29%    to    6.25%
    2011       (3.74)%   to   (3.02)%

PIMCO TOTAL RETURN III FUND
    2015       (1.06)%   to   (0.54)%
    2014        2.95%    to    3.60%
    2013       (3.53)%   to   (2.95)%
    2012        7.15%    to    7.56%

PUTNAM EQUITY INCOME FUND
    2015       (4.40)%   to   (3.19)%
    2014       11.04%    to   12.46%
    2013       29.99%    to   31.63%
    2012       17.54%    to   18.42%
    2011        0.58%    to    1.33%



--------------------------------------------------------------------------------
                                   SA-439

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
PUTNAM HIGH YIELD ADVANTAGE FUND
    2015          80,456  $ 15.48  to   $  15.53  $  1,203,725    --     to   1.25%    5.45%    to   5.48%
    2014          84,044    16.42  to      16.57     1,337,853    --     to   1.25%    5.19%    to   5.20%
    2013          73,826    16.10  to      16.46     1,176,812    --     to   1.25%    5.94%    to   6.00%
    2012          68,053    15.08  to      15.60     1,020,430    --     to   1.25%    6.66%    to   6.68%
    2011          40,693    13.10  to      13.73       532,808    --     to   1.25%    7.37%    to   7.75%

PUTNAM INTERNATIONAL EQUITY FUND
    2015          24,771    10.95  to      17.86       436,380  0.35%    to   1.25%    2.44%    to   2.63%
    2014          26,440    11.08  to      17.90       467,866  0.35%    to   1.25%      --     to     --
    2013          30,339    12.04  to      19.27       570,167  0.35%    to   1.25%    0.76%    to   0.84%
    2012          34,499     9.53  to      15.12       512,043  0.35%    to   1.25%    0.96%    to   1.13%
    2011          40,915     7.92  to      12.46       503,972  0.35%    to   1.25%    4.09%    to   4.90%

PUTNAM MULTI-CAP GROWTH FUND
    2015             549    15.21  to      17.15         8,784  0.75%    to   1.25%    0.47%    to   0.50%
    2014             559    15.39  to      17.44         8,973  0.75%    to   1.25%    0.28%    to   0.29%
    2013             568    13.68  to      15.58         8,101  0.75%    to   1.25%    0.23%    to   0.26%
    2012             480     9.95  to      11.57         5,033  1.05%    to   1.25%    0.44%    to   0.48%
    2011             367     8.61  to      10.04         3,363  1.05%    to   1.25%      --     to     --
    2010             461     9.16  to      10.70         4,414  1.05%    to   1.25%      --     to     --

PUTNAM VOYAGER FUND+
    2015              28    17.80  to      17.80           499  1.25%    to   1.25%    2.68%    to   2.68%

PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
    2015          26,468     8.69  to       9.68       239,240    --     to   1.25%    1.35%    to   1.42%
    2014         103,676     8.60  to       9.46     1,002,370    --     to   1.25%    1.87%    to   1.91%
    2013          78,385    10.06  to      10.93       870,859    --     to   1.25%    1.41%    to   1.64%
    2012          61,483     8.23  to       8.83       552,712    --     to   1.25%    1.08%    to   1.41%
    2011          46,183     6.82  to       7.74       338,037  0.15%    to   1.25%    3.39%    to   3.46%

PUTNAM SMALL CAP GROWTH FUND
    2015          12,066    15.27  to      16.16       183,567  0.35%    to   1.25%      --     to     --
    2014          12,788    15.91  to      16.69       199,120  0.35%    to   1.25%      --     to     --
    2013          18,727    15.80  to      16.42       290,754  0.35%    to   1.25%      --     to     --
    2012          16,813     9.16  to      10.84       164,310  0.50%    to   1.25%    0.22%    to   0.36%
    2011          12,189     8.06  to       9.61       105,792  0.50%    to   1.25%      --     to     --

ROYCE TOTAL RETURN FUND
    2015          20,139    26.54  to      28.61       554,318  0.15%    to   1.25%      --     to   0.59%
    2014          21,139    29.07  to      30.99       637,174  0.15%    to   1.25%    1.17%    to   1.87%
    2013          19,512    29.14  to      30.43       583,861  0.35%    to   1.25%    0.38%    to   0.40%
    2012          18,629    22.32  to      23.10       424,628  0.35%    to   1.25%    0.62%    to   1.36%
    2011           7,117    19.81  to      20.24       142,782  0.50%    to   1.25%    0.56%    to   0.60%

ROYCE SMALLER-COMPANIES GROWTH FUND+
    2015          28,329    17.39  to      19.82       506,422    --     to   1.25%      --     to     --
    2014          33,639    17.93  to      20.19       620,804    --     to   1.25%      --     to     --
    2013          36,328    17.48  to      19.43       650,692    --     to   1.25%      --     to     --
    2012          41,345    13.36  to      14.66       563,852    --     to   1.25%      --     to     --
    2011          52,535    11.73  to      12.72       592,023    --     to   1.25%    0.49%    to   0.63%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
PUTNAM HIGH YIELD ADVANTAGE FUND
    2015       (6.60)%   to    (5.45)%
    2014        0.66%    to     1.96%
    2013        5.48%    to     6.81%
    2012       13.68%    to    15.11%
    2011        1.87%    to     3.15%

PUTNAM INTERNATIONAL EQUITY FUND
    2015       (1.14)%   to    (0.25)%
    2014       (8.00)%   to    (7.13)%
    2013       26.35%    to    27.49%
    2012       20.22%    to    21.31%
    2011      (16.59)%   to   (15.83)%

PUTNAM MULTI-CAP GROWTH FUND
    2015       (1.67)%   to    (1.15)%
    2014       11.91%    to    12.50%
    2013       34.59%    to    35.26%
    2012       15.25%    to    15.48%
    2011       (6.18)%   to    (5.99)%
    2010       17.83%    to    18.06%

PUTNAM VOYAGER FUND+
    2015      (10.83)%   to   (10.83)%

PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
    2015        1.03%    to     2.29%
    2014      (14.49)%   to   (13.44)%
    2013       22.24%    to    23.77%
    2012       20.67%    to    22.19%
    2011      (22.23)%   to   (21.37)%

PUTNAM SMALL CAP GROWTH FUND
    2015       (4.00)%   to    (3.18)%
    2014        0.72%    to     1.63%
    2013       45.72%    to    47.03%
    2012       12.87%    to    13.72%
    2011       (5.07)%   to    (4.35)%

ROYCE TOTAL RETURN FUND
    2015       (8.69)%   to    (7.67)%
    2014       (0.24)%   to     1.81%
    2013       30.56%    to    31.74%
    2012       12.67%    to    13.68%
    2011       (3.19)%   to    (2.46)%

ROYCE SMALLER-COMPANIES GROWTH FUND+
    2015       (3.02)%   to    (1.84)%
    2014        2.60%    to     3.89%
    2013       30.87%    to    32.52%
    2012       13.82%    to    15.25%
    2011      (11.10)%   to    (9.98)%



--------------------------------------------------------------------------------
                                   SA-440

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
ROYCE SMALL-CAP VALUE FUND+
    2015          27,278  $ 23.01  to   $  25.06  $    657,093    --     to   1.25%    0.44%    to   0.45%
    2014          23,301    26.39  to      28.38       638,873    --     to   1.25%      --     to     --
    2013          27,395    26.80  to      28.47       762,122    --     to   1.25%      --     to     --
    2012          29,310    21.28  to      22.32       640,249    --     to   1.25%    1.35%    to   1.43%
    2011          23,710    19.68  to      20.38       476,985    --     to   1.25%    0.33%    to   0.78%

RS VALUE FUND
    2015         128,653    18.15  to      18.15     2,335,134    --     to     --       --     to     --
    2014         121,222    19.35  to      19.35     2,345,142    --     to     --     1.01%    to   1.01%
    2013         111,854    17.33  to      17.33     1,938,970    --     to     --     0.20%    to   0.20%
    2012          95,964    12.59  to      12.59     1,208,232    --     to     --     1.28%    to   1.28%
    2011          80,953    11.06  to      11.06       895,424    --     to     --       --     to     --

COLUMBIA DIVERSIFIED EQUITY INCOME FUND
    2015           8,341    12.26  to      13.08       105,756  0.50%    to   1.25%    2.16%    to   2.25%
    2014          10,991    12.67  to      13.42       141,719  0.50%    to   1.25%    1.35%    to   1.41%
    2013          12,856    11.47  to      12.06       149,260  0.50%    to   1.25%    1.38%    to   1.64%
    2012          16,067     8.86  to       9.24       142,038  0.50%    to   1.25%    1.13%    to   1.64%
    2011          13,934     7.73  to       7.81       106,610  0.75%    to   1.25%    1.29%    to   1.31%

COLUMBIA SMALL/MID CAP VALUE FUND
    2015          22,937    12.33  to      13.16       285,167  0.50%    to   1.25%      --     to     --
    2014          23,348    13.30  to      14.08       314,232  0.50%    to   1.25%    0.08%    to   0.10%
    2013          32,944    12.62  to      13.26       424,106  0.50%    to   1.25%    1.23%    to   1.42%
    2012          33,068     9.45  to       9.86       317,089  0.50%    to   1.25%    0.41%    to   0.43%
    2011          35,363     8.10  to       8.39       288,190  0.50%    to   1.25%      --     to     --

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND
    2015           1,220    13.46  to      14.07        16,681  0.50%    to   0.75%    0.51%    to   0.62%
    2014           1,152    14.92  to      15.55        17,368  0.50%    to   0.75%    0.18%    to   0.22%
    2013             973    14.55  to      15.13        14,241  0.50%    to   0.75%      --     to     --
    2012             833    10.77  to      11.18         8,981  0.50%    to   0.75%      --     to     --
    2011             598     9.29  to       9.29         5,556  0.75%    to   0.75%      --     to     --

RIDGEWORTH SMALL CAP VALUE EQUITY FUND
    2015          36,949    29.64  to      32.28     1,129,835    --     to   1.25%    1.00%    to   1.01%
    2014          45,437    32.00  to      34.41     1,497,697    --     to   1.25%    0.59%    to   0.59%
    2013          46,770    31.82  to      33.80     1,522,137    --     to   1.25%    0.68%    to   0.81%
    2012          59,209    23.93  to      25.10     1,442,902    --     to   1.25%    1.35%    to   1.67%
    2011          46,569    20.80  to      21.55       982,162    --     to   1.25%    0.65%    to   0.73%

RIDGEWORTH MID-CAP VALUE EQUITY FUND
    2015          31,002    33.17  to      34.92     1,058,135  0.50%    to   1.25%    0.84%    to   0.84%
    2014          28,797    35.84  to      37.44     1,058,159  0.50%    to   1.25%    0.38%    to   0.58%
    2013          37,131    32.78  to      34.82     1,248,858    --     to   1.25%    0.69%    to   0.78%
    2012          33,083    25.36  to      26.60       856,103    --     to   1.25%    1.25%    to   1.96%
    2011          24,609    21.16  to      21.92       526,041    --     to   1.25%    0.46%    to   1.35%

RIDGEWORTH SEIX TOTAL RETURN BOND FUND+
    2015          14,169    11.42  to      12.18       166,489  0.15%    to   1.25%    1.43%    to   1.74%
    2014          62,789    11.57  to      12.21       760,043  0.15%    to   1.25%    2.16%    to   2.18%
    2013          73,848    11.04  to      11.52       844,753  0.15%    to   1.25%    1.54%    to   1.56%
    2012          89,858    11.56  to      11.93     1,065,549  0.15%    to   1.25%    1.84%    to   1.88%
    2011          51,697    11.19  to      11.42       590,114  0.15%    to   1.25%    0.39%    to   3.19%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
ROYCE SMALL-CAP VALUE FUND+
    2015      (12.81)%   to   (11.70)%
    2014       (1.55)%   to    (0.33)%
    2013       25.96%    to    27.55%
    2012        8.13%    to     9.49%
    2011       (8.69)%   to    (7.54)%

RS VALUE FUND
    2015       (6.20)%   to    (6.20)%
    2014       11.63%    to    11.63%
    2013       37.68%    to    37.68%
    2012       13.83%    to    13.83%
    2011      (11.08)%   to   (11.08)%

COLUMBIA DIVERSIFIED EQUITY INCOME FUND
    2015       (3.25)%   to    (2.53)%
    2014       10.44%    to    11.24%
    2013       29.51%    to    30.49%
    2012       13.35%    to    14.21%
    2011       (6.68)%   to    (6.21)%

COLUMBIA SMALL/MID CAP VALUE FUND
    2015       (7.26)%   to    (6.53)%
    2014        5.38%    to     6.21%
    2013       33.43%    to    34.43%
    2012       16.68%    to    17.56%
    2011       (9.56)%   to    (8.88)%

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND
    2015       (9.79)%   to    (9.52)%
    2014        2.51%    to     2.80%
    2013       35.07%    to    35.41%
    2012       15.94%    to    16.23%
    2011       (9.03)%   to    (9.03)%

RIDGEWORTH SMALL CAP VALUE EQUITY FUND
    2015       (7.37)%   to    (6.19)%
    2014        0.56%    to     1.82%
    2013       32.97%    to    34.64%
    2012       15.03%    to    16.47%
    2011       (5.18)%   to    (3.98)%

RIDGEWORTH MID-CAP VALUE EQUITY FUND
    2015       (7.44)%   to    (6.74)%
    2014        9.33%    to    10.15%
    2013       29.26%    to    30.89%
    2012       19.88%    to    21.38%
    2011       (8.69)%   to    (7.54)%

RIDGEWORTH SEIX TOTAL RETURN BOND FUND+
    2015       (1.30)%   to    (0.26)%
    2014        4.84%    to     5.97%
    2013       (4.53)%   to    (3.47)%
    2012        3.38%    to     4.52%
    2011        8.14%    to     9.34%



--------------------------------------------------------------------------------
                                   SA-441

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
    2015           5,678  $ 14.55  to   $  15.09  $     85,472  0.50%    to   1.25%    1.24%    to   1.48%
    2014           4,639    15.50  to      15.96        73,935  0.50%    to   1.25%    1.24%    to   1.47%
    2013             900    14.17  to      14.48        12,972  0.50%    to   1.25%    1.88%    to   2.88%

DEUTSCHE REAL ESTATE SECURITIES FUND
    2015           1,663    17.02  to      17.02        28,307  0.85%    to   0.85%    1.85%    to   1.85%
    2014           1,574    16.74  to      16.74        26,341  0.85%    to   0.85%    1.87%    to   1.87%
    2013           1,329    12.85  to      12.85        17,084  0.85%    to   0.85%    2.43%    to   2.43%
    2012           1,116    13.02  to      13.02        14,529  0.85%    to   0.85%    1.57%    to   1.57%
    2011             889    11.22  to      11.22         9,970  0.85%    to   0.85%    1.30%    to   1.30%

DEUTSCHE EQUITY DIVIDEND FUND
    2015          18,543    10.29  to      11.12       193,407  0.35%    to   1.25%    2.10%    to   2.11%
    2014          26,344    11.12  to      12.13       298,166  0.35%    to   1.25%    1.72%    to   1.76%
    2013          40,320    10.17  to      11.20       421,241  0.35%    to   1.25%    2.02%    to   2.83%
    2012          56,535     8.04  to       8.93       460,612  0.35%    to   1.25%    2.27%    to   2.34%
    2011          57,815     7.20  to       8.07       422,352  0.35%    to   1.25%    1.05%    to   1.05%

DEUTSCHE CAPITAL GROWTH FUND
    2015              79    28.35  to      28.35         2,235  1.25%    to   1.25%    0.42%    to   0.42%
    2014               9    26.56  to      26.56           251  1.25%    to   1.25%    0.95%    to   0.95%

DEUTSCHE ENHANCED EMERGING MARKETS FIXED INCOME
    2015           2,152    13.70  to      14.42        29,559  0.50%    to   1.25%    1.17%    to   4.51%
    2014           2,542    14.91  to      15.35        38,151  0.75%    to   1.25%    3.52%    to   3.60%
    2013           2,642    15.40  to      15.77        40,898  0.75%    to   1.25%    3.28%    to   3.28%
    2012           2,361    16.45  to      16.76        39,023  0.75%    to   1.25%    2.49%    to   3.60%
    2011           2,603    14.09  to      14.17        36,702  1.05%    to   1.25%    4.49%    to   4.74%

SSGA S&P 500 INDEX FUND
    2015          84,924    17.96  to      31.72     1,658,134    --     to   1.25%    1.62%    to   1.95%
    2014          86,015    17.96  to      32.61     1,659,809    --     to   1.25%    1.85%    to   1.93%
    2013          82,387    16.02  to      29.59     1,406,670    --     to   1.25%    2.11%    to   2.17%
    2012          81,710    12.28  to      23.13     1,057,817    --     to   1.25%    2.17%    to   2.27%
    2011          85,145    10.71  to      20.66       979,562    --     to   1.25%    1.92%    to   2.00%

DEUTSCHE CORE EQUITY VIP
    2015          11,428    17.91  to      17.91       204,647  0.70%    to   0.70%    0.84%    to   0.84%
    2014          12,565    17.13  to      17.13       215,292  0.70%    to   0.70%      --     to     --
    2013           5,200    15.43  to      15.43        80,229  0.70%    to   0.70%    1.30%    to   1.30%
    2012           3,455    11.31  to      11.31        39,093  0.70%    to   0.70%    1.27%    to   1.27%
    2011           3,950     9.84  to       9.84        38,866  0.70%    to   0.70%    1.26%    to   1.26%

DEUTSCHE GLOBAL GROWTH FUND
    2015          11,490    10.59  to      12.20       127,154  0.50%    to   1.25%      --     to     --
    2014          11,342    10.85  to      12.59       127,647  0.50%    to   1.25%    0.62%    to   0.69%
    2013          10,897    11.12  to      12.99       125,097  0.50%    to   1.25%    0.26%    to   0.30%
    2012          13,369     8.88  to      10.45       121,696  0.50%    to   1.25%    0.68%    to   0.87%
    2011          25,310     7.57  to       8.98       197,288  0.50%    to   1.25%    1.12%    to   1.14%

CLEARBRIDGE APPRECIATION FUND
    2015          19,210    15.43  to      16.12       304,323  0.35%    to   1.25%      --     to   1.22%
    2014          14,518    15.40  to      15.95       228,360  0.35%    to   1.25%      --     to     --
    2013          12,752    14.08  to      14.45       182,291  0.35%    to   1.25%    0.52%    to   1.04%
    2012           1,297    11.03  to      11.03        14,309  1.25%    to   1.25%    1.78%    to   1.78%
    2011              60     9.67  to       9.67           576  1.25%    to   1.25%    2.62%    to   2.62%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
    2015       (6.12)%   to    (5.42)%
    2014        9.42%    to    10.24%
    2013       32.19%    to    33.18%

DEUTSCHE REAL ESTATE SECURITIES FUND
    2015        1.69%    to     1.69%
    2014       30.25%    to    30.25%
    2013       (1.29)%   to    (1.29)%
    2012       16.05%    to    16.05%
    2011        8.07%    to     8.07%

DEUTSCHE EQUITY DIVIDEND FUND
    2015       (8.30)%   to    (7.51)%
    2014        8.32%    to     9.31%
    2013       25.43%    to    26.56%
    2012       10.58%    to    11.58%
    2011       (3.49)%   to    (2.62)%

DEUTSCHE CAPITAL GROWTH FUND
    2015        6.73%    to     6.73%
    2014        0.60%    to     0.60%

DEUTSCHE ENHANCED EMERGING MARKETS FIXED INCOME
    2015       (8.11)%   to    (2.63)%
    2014       (3.20)%   to    (2.68)%
    2013       (6.40)%   to    (5.93)%
    2012       16.77%    to    17.35%
    2011       (5.05)%   to    (4.86)%

SSGA S&P 500 INDEX FUND
    2015       (2.73)%   to     0.02%
    2014       10.21%    to    12.11%
    2013       27.93%    to    30.50%
    2012       11.96%    to    14.59%
    2011        0.59%    to     1.86%

DEUTSCHE CORE EQUITY VIP
    2015        4.54%    to     4.54%
    2014       11.04%    to    11.04%
    2013       36.37%    to    36.37%
    2012       15.01%    to    15.01%
    2011       (0.84)%   to    (0.84)%

DEUTSCHE GLOBAL GROWTH FUND
    2015       (3.14)%   to    (2.36)%
    2014       (3.08)%   to    (2.39)%
    2013       24.29%    to    25.23%
    2012       16.40%    to    17.28%
    2011      (16.10)%   to   (15.47)%

CLEARBRIDGE APPRECIATION FUND
    2015        0.17%    to     1.06%
    2014        9.37%    to    10.36%
    2013       27.68%    to    28.83%
    2012       14.04%    to    14.04%
    2011       (3.29)%   to    (3.29)%



--------------------------------------------------------------------------------
                                   SA-442

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
CLEARBRIDGE AGGRESSIVE GROWTH FUND
    2015           9,296  $ 16.89  to   $  18.24  $    153,311  0.35%    to   1.25%      --     to     --
    2014          14,719    16.83  to      19.32       257,952  0.35%    to   1.25%      --     to     --
    2013          14,312    15.53  to      17.07       219,486  0.35%    to   1.25%      --     to     --
    2012           9,636    10.78  to      11.95       104,639  0.35%    to   1.25%      --     to     --
    2011           9,157     9.12  to      10.21        84,578  0.35%    to   1.25%      --     to     --

CLEARBRIDGE ALL CAP VALUE FUND
    2015           1,973    12.20  to      13.93        26,449  0.50%    to   1.25%    1.13%    to   1.18%
    2014           1,958    12.99  to      14.95        28,135  0.50%    to   1.25%    2.68%    to   2.91%
    2013           1,227    12.09  to      14.03        17,190  0.50%    to   1.25%    1.10%    to   2.11%
    2012             377     9.32  to      10.89         4,099  0.50%    to   1.25%    1.14%    to   1.64%
    2011             303     9.65  to       9.65         2,922  1.25%    to   1.25%    0.80%    to   0.80%

CLEARBRIDGE MID CAP CORE FUND
    2015          14,307    31.93  to      33.61       474,531  0.50%    to   1.25%      --     to     --
    2014          17,819    31.62  to      33.03       584,124  0.50%    to   1.25%      --     to     --
    2013          12,941    29.70  to      30.79       396,068  0.50%    to   1.25%      --     to     --
    2012          11,210    21.92  to      22.56       251,343  0.50%    to   1.25%    0.40%    to   0.90%
    2011           5,744    18.78  to      19.18       109,382  0.50%    to   1.25%      --     to     --

CLEARBRIDGE SMALL CAP GROWTH FUND
    2015          34,767    14.47  to      19.86       610,536  0.35%    to   1.25%      --     to     --
    2014          35,267    15.26  to      21.14       655,846  0.35%    to   1.25%      --     to     --
    2013          67,409    19.20  to      20.72     1,261,508    --     to   1.25%      --     to     --
    2012          22,525    12.66  to      14.46       282,425  0.35%    to   1.25%      --     to     --
    2011          21,595    10.71  to      12.32       233,323  0.50%    to   1.25%      --     to     --

THORNBURG INTERNATIONAL VALUE FUND
    2015         243,464    19.76  to      21.52     3,205,278    --     to   1.25%    0.82%    to   0.84%
    2014         312,214    18.82  to      20.25     3,933,531    --     to   1.25%    0.96%    to   0.97%
    2013         352,531    20.25  to      21.51     5,052,069    --     to   1.25%    0.82%    to   0.85%
    2012         434,430    17.79  to      18.66     5,285,503    --     to   1.25%    0.93%    to   1.11%
    2011         429,502    15.61  to      16.17     4,465,034    --     to   1.25%    0.86%    to   1.06%

THORNBURG VALUE FUND
    2015          66,267    29.17  to      31.02     1,355,056  0.35%    to   1.25%      --     to     --
    2014          69,674    28.53  to      30.06     1,353,387  0.35%    to   1.25%    0.55%    to   0.57%
    2013          69,493    25.88  to      27.03     1,223,799  0.35%    to   1.25%      --     to     --
    2012          66,744    18.76  to      19.42       866,048  0.35%    to   1.25%      --     to     --
    2011          69,867    17.14  to      17.58       821,740  0.35%    to   1.25%      --     to     --

THORNBURG CORE GROWTH FUND
    2015          51,978    30.69  to      32.64       899,194  0.35%    to   1.25%      --     to     --
    2014          67,310    30.24  to      31.87     1,105,782  0.35%    to   1.25%      --     to     --
    2013         109,109    30.59  to      31.94     1,726,083  0.35%    to   1.25%      --     to     --
    2012         102,369    21.72  to      22.48     1,145,660  0.35%    to   1.25%      --     to     --
    2011         104,262    18.11  to      18.57       958,397  0.35%    to   1.25%      --     to     --

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
    2015          11,954    18.32  to      19.70       224,711    --     to   1.25%      --     to     --
    2014          11,504    18.94  to      20.12       222,965    --     to   1.25%      --     to     --
    2013          14,126    17.27  to      18.12       247,333    --     to   1.25%    0.65%    to   0.73%
    2012           7,944    13.26  to      13.74       106,284    --     to   1.25%    0.24%    to   0.44%
    2011           2,788    11.86  to      12.06        33,287  0.35%    to   1.25%    0.38%    to   0.61%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
CLEARBRIDGE AGGRESSIVE GROWTH FUND
    2015       (5.61)%   to    (4.76)%
    2014       13.15%    to    14.14%
    2013       42.83%    to    44.11%
    2012       17.06%    to    18.12%
    2011        0.13%    to     1.06%

CLEARBRIDGE ALL CAP VALUE FUND
    2015       (6.79)%   to    (6.12)%
    2014        6.56%    to     7.41%
    2013       28.76%    to    29.73%
    2012       12.94%    to    13.79%
    2011       (8.00)%   to    (8.00)%

CLEARBRIDGE MID CAP CORE FUND
    2015        0.98%    to     1.75%
    2014        6.47%    to     7.28%
    2013       35.48%    to    36.50%
    2012       16.75%    to    17.63%
    2011       (4.86)%   to    (4.14)%

CLEARBRIDGE SMALL CAP GROWTH FUND
    2015       (6.03)%   to    (5.16)%
    2014        2.01%    to     2.90%
    2013       43.25%    to    45.05%
    2012       17.42%    to    18.21%
    2011       (0.72)%   to     0.08%

THORNBURG INTERNATIONAL VALUE FUND
    2015        5.01%    to     6.28%
    2014       (7.04)%   to    (5.88)%
    2013       13.87%    to    15.30%
    2012       13.47%    to    15.40%
    2011      (14.54)%   to   (13.26)%

THORNBURG VALUE FUND
    2015        2.26%    to     3.20%
    2014       10.22%    to    11.21%
    2013       37.95%    to    39.20%
    2012        9.42%    to    10.41%
    2011      (14.58)%   to   (13.73)%

THORNBURG CORE GROWTH FUND
    2015        1.50%    to     2.40%
    2014       (1.14)%   to    (0.23)%
    2013       40.82%    to    42.09%
    2012       19.97%    to    21.05%
    2011        0.03%    to     1.06%

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
    2015       (3.30)%   to    (2.07)%
    2014        9.67%    to    11.05%
    2013       30.27%    to    31.90%
    2012       11.79%    to    13.19%
    2011       (0.50)%   to     0.40%



--------------------------------------------------------------------------------
                                   SA-443

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
T. ROWE PRICE GROWTH STOCK FUND, INC.
    2015         383,646  $ 17.04  to   $  51.40  $  6,778,840    --     to   1.25%      --     to     --
    2014         410,260    15.64  to      50.16     6,629,211    --     to   1.25%      --     to     --
    2013         367,628    14.63  to      15.38     5,489,322  0.50%    to   1.25%      --     to     --
    2012         310,929    10.69  to      11.16     3,365,998  0.50%    to   1.25%      --     to     --
    2011         192,139     9.15  to       9.48     1,768,791  0.50%    to   1.25%      --     to     --

T. ROWE PRICE EQUITY INCOME FUND
    2015         110,158    11.65  to      28.35     1,352,843    --     to   1.25%    1.50%    to   1.53%
    2014         130,666    12.71  to      32.67     1,749,382    --     to   1.25%    1.44%    to   1.46%
    2013         117,689    12.04  to      12.65     1,437,647  0.50%    to   1.25%    1.21%    to   1.28%
    2012         128,214     9.45  to       9.85     1,220,447  0.50%    to   1.25%    1.67%    to   1.74%
    2011         102,786     8.20  to       8.49       846,179  0.50%    to   1.25%    1.33%    to   1.50%

T. ROWE PRICE RETIREMENT 2010 FUND
    2015         109,595    12.47  to      13.73     1,416,298    --     to   1.25%    1.22%    to   1.52%
    2014         131,425    12.79  to      13.90     1,725,842    --     to   1.25%    1.60%    to   1.63%
    2013         125,027    12.40  to      13.31     1,588,739    --     to   1.25%    0.93%    to   1.52%
    2012         162,165    11.27  to      11.95     1,853,053    --     to   1.25%    1.70%    to   2.02%
    2011         133,106    10.20  to      10.54     1,372,069  0.35%    to   1.25%    1.76%    to   1.97%

T. ROWE PRICE RETIREMENT 2020 FUND
    2015         721,797    13.10  to      14.41     9,874,538    --     to   1.25%    0.83%    to   1.52%
    2014         716,810    13.38  to      14.54     9,912,352    --     to   1.25%    1.12%    to   1.34%
    2013         708,181    12.88  to      13.83     9,366,029    --     to   1.25%    0.89%    to   1.48%
    2012         698,221    11.10  to      11.77     7,907,275    --     to   1.25%    1.38%    to   1.67%
    2011         582,191     9.83  to      10.16     5,797,461  0.35%    to   1.25%    1.43%    to   1.59%

T. ROWE PRICE RETIREMENT 2030 FUND
    2015         604,603    13.49  to      14.85     8,485,704    --     to   1.25%    0.97%    to   1.25%
    2014         597,944    13.73  to      14.92     8,465,391    --     to   1.25%    1.03%    to   1.11%
    2013         482,397    13.17  to      14.14     6,515,849    --     to   1.25%    0.89%    to   1.03%
    2012         521,998    10.90  to      11.55     5,804,194    --     to   1.25%    1.15%    to   1.51%
    2011         411,691     9.49  to       9.81     3,960,225  0.35%    to   1.25%    1.07%    to   1.11%

T. ROWE PRICE RETIREMENT 2040 FUND
    2015         353,591    13.76  to      15.15     5,035,628    --     to   1.25%    0.70%    to   1.19%
    2014         324,978    13.99  to      15.20     4,658,650    --     to   1.25%    0.79%    to   0.91%
    2013         288,222    13.40  to      14.39     3,940,547    --     to   1.25%    0.67%    to   0.80%
    2012         255,785    10.83  to      11.48     2,811,573    --     to   1.25%    0.94%    to   0.99%
    2011         229,247     9.37  to       9.69     2,169,123  0.35%    to   1.25%    0.76%    to   0.90%

T. ROWE PRICE RETIREMENT 2050 FUND
    2015         154,336    13.76  to      15.14     2,186,835    --     to   1.25%    0.96%    to   1.74%
    2014         143,622    13.97  to      15.18     2,052,205    --     to   1.25%    0.82%    to   1.07%
    2013         122,901    13.39  to      14.37     1,672,394    --     to   1.25%    0.70%    to   2.21%
    2012         112,049    10.82  to      11.21     1,229,446  0.50%    to   1.25%    0.97%    to   1.08%
    2011          88,147     9.37  to       9.63       833,977  0.50%    to   1.25%    0.93%    to   1.10%

T. ROWE PRICE RETIREMENT BALANCED FUND
    2015          40,620    12.16  to      13.38       509,845    --     to   1.25%    1.11%    to   1.25%
    2014          37,374    12.46  to      13.55       477,291    --     to   1.25%    1.04%    to   1.09%
    2013          35,971    12.21  to      13.10       447,408    --     to   1.25%    1.08%    to   1.09%
    2012          38,171    11.37  to      12.05       439,370    --     to   1.25%    1.25%    to   1.29%
    2011          22,499    10.51  to      10.87       238,003  0.35%    to   1.25%    1.76%    to   2.07%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  ------------------------
T. ROWE PRICE GROWTH STOCK FUND, INC.
    2015        2.47%    to    8.95%
    2014       (4.69)%   to    6.92%
    2013       36.78%    to   37.81%
    2012       16.87%    to   17.75%
    2011       (2.68)%   to   (1.95)%

T. ROWE PRICE EQUITY INCOME FUND
    2015      (13.22)%   to   (8.32)%
    2014       (5.11)%   to    5.58%
    2013       27.47%    to   28.43%
    2012       15.17%    to   16.04%
    2011       (2.47)%   to   (1.73)%

T. ROWE PRICE RETIREMENT 2010 FUND
    2015       (2.47)%   to   (1.23)%
    2014        3.13%    to    4.43%
    2013        9.98%    to   11.36%
    2012       10.49%    to   11.88%
    2011       (1.23)%   to   (0.33)%

T. ROWE PRICE RETIREMENT 2020 FUND
    2015       (2.13)%   to   (0.88)%
    2014        3.85%    to    5.12%
    2013       16.03%    to   17.49%
    2012       13.02%    to   14.44%
    2011       (2.93)%   to   (2.05)%

T. ROWE PRICE RETIREMENT 2030 FUND
    2015       (1.76)%   to   (0.50)%
    2014        4.24%    to    5.53%
    2013       20.88%    to   22.40%
    2012       14.84%    to   16.29%
    2011       (4.41)%   to   (3.54)%

T. ROWE PRICE RETIREMENT 2040 FUND
    2015       (1.61)%   to   (0.34)%
    2014        4.37%    to    5.64%
    2013       23.75%    to   25.31%
    2012       15.55%    to   17.00%
    2011       (5.18)%   to   (4.33)%

T. ROWE PRICE RETIREMENT 2050 FUND
    2015       (1.54)%   to   (0.27)%
    2014        4.30%    to    5.64%
    2013       23.68%    to   25.23%
    2012       15.53%    to   16.40%
    2011       (5.10)%   to   (4.39)%

T. ROWE PRICE RETIREMENT BALANCED FUND
    2015       (2.43)%   to   (1.26)%
    2014        2.09%    to    3.42%
    2013        7.34%    to    8.69%
    2012        8.16%    to    9.52%
    2011       (0.39)%   to    0.51%



--------------------------------------------------------------------------------
                                   SA-444

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
UBS GLOBAL ALLOCATION FUND
    2015             270  $ 10.95  to   $  12.18  $      2,995  0.50%    to   1.25%    2.47%    to   2.74%
    2014             213    11.23  to      12.58         2,436  0.50%    to   1.25%      --     to     --
    2013             171    10.63  to      12.00         1,858  0.50%    to   1.25%    1.28%    to   1.43%
    2012             139     9.68  to      11.01         1,393  0.50%    to   1.25%    2.17%    to   2.75%
    2011             112     8.66  to       9.92         1,017  0.50%    to   1.25%    4.54%    to   5.92%

UBS US ALLOCATION FUND+
    2015               5    14.71  to      14.71            79  1.25%    to   1.25%      --     to     --

VANGUARD SMALL-CAP INDEX FUND
    2015         486,129     9.87  to       9.87     4,800,347    --     to     --     1.44%    to   1.44%
    2014         436,829    10.25  to      10.25     4,476,547    --     to     --     6.98%    to   6.98%
    2013         312,633    10.37  to      10.37     3,241,496    --     to     --     1.28%    to   1.28%
    2012         130,229    14.46  to      14.46     1,883,683    --     to     --     1.90%    to   1.90%
    2011         114,421    12.25  to      12.25     1,402,048    --     to     --     1.26%    to   1.26%

VANGUARD MID-CAP INDEX FUND
    2015         324,755    10.27  to      10.27     3,336,193    --     to     --     1.51%    to   1.51%
    2014         247,965    10.41  to      10.41     2,581,914    --     to     --     6.28%    to   6.28%
    2013         110,786    10.34  to      10.34     1,145,861    --     to     --     1.14%    to   1.14%
    2012          39,159    14.05  to      14.05       550,167    --     to     --     1.46%    to   1.46%
    2011          31,773    12.13  to      12.13       385,508    --     to     --     1.32%    to   1.32%

VANGUARD TOTAL BOND MARKET INDEX FUND
    2015         207,282    10.26  to      10.26     2,127,170    --     to     --     2.45%    to   2.45%
    2014         160,851    10.22  to      10.22     1,643,829    --     to     --     9.71%    to   9.71%
    2013          94,804     9.96  to       9.96       944,400    --     to     --     0.07%    to   0.07%
    2012          54,358    11.90  to      11.90       647,089    --     to     --     2.54%    to   2.54%
    2011          43,524    11.44  to      11.44       498,010    --     to     --     3.12%    to   3.12%

VANGUARD TOTAL STOCK MARKET INDEX FUND
    2015         370,194    10.37  to      10.37     3,837,698    --     to     --     2.03%    to   2.03%
    2014         242,858    10.33  to      10.33     2,507,925    --     to     --     6.62%    to   6.62%
    2013          89,958    10.34  to      10.34       929,931    --     to     --       --     to     --
    2012          25,714    13.60  to      13.60       349,826    --     to     --     2.11%    to   2.11%
    2011          22,508    11.70  to      11.70       263,403    --     to     --     1.86%    to   1.86%

VICTORY DIVERSIFIED STOCK FUND
    2015          46,256    18.19  to      18.38       814,434    --     to   1.25%    0.58%    to   0.60%
    2014          77,357    19.17  to      19.90     1,457,875    --     to   1.25%    0.94%    to   0.94%
    2013          81,969    17.62  to      21.82     1,412,792    --     to   1.25%    0.81%    to   0.82%
    2012          95,417    13.27  to      16.65     1,245,321    --     to   1.25%    1.10%    to   1.15%
    2011         102,190    11.54  to      14.46     1,143,146    --     to   1.25%    0.83%    to   0.86%

VICTORY SPECIAL VALUE FUND
    2015          87,044    14.93  to      21.47     1,265,202    --     to   1.25%    0.31%    to   0.32%
    2014         106,290    15.67  to      22.33     1,601,012    --     to   1.25%      --     to     --
    2013         158,694    14.89  to      20.95     2,209,131    --     to   1.25%      --     to     --
    2012         172,654    11.54  to      16.03     1,852,184    --     to   1.25%      --     to     --
    2011         207,678    10.60  to      14.55     2,096,168    --     to   1.25%    0.06%    to   0.06%

VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND+
    2015         199,145    16.78  to      18.46     3,532,248    --     to   1.25%    0.12%    to   0.13%
    2014         206,980    17.11  to      18.60     3,719,559    --     to   1.25%      --     to     --
    2013         190,368    16.28  to      17.47     3,228,548    --     to   1.25%    0.02%    to   0.03%
    2012         182,955    12.40  to      13.15     2,346,609    --     to   1.25%    0.45%    to   0.76%
    2011         138,592    11.19  to      11.72     1,584,083    --     to   1.25%    0.21%    to   0.21%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
UBS GLOBAL ALLOCATION FUND
    2015       (3.17)%   to    (2.45)%
    2014        4.83%    to     5.63%
    2013        8.93%    to     9.75%
    2012       10.97%    to    11.81%
    2011       (8.85)%   to    (8.16)%

UBS US ALLOCATION FUND+
    2015       (2.20)%   to    (2.20)%

VANGUARD SMALL-CAP INDEX FUND
    2015       (3.66)%   to    (3.66)%
    2014        6.20%    to     6.20%
    2013        3.68%    to     3.68%
    2012       18.04%    to    18.04%
    2011       (2.80)%   to    (2.80)%

VANGUARD MID-CAP INDEX FUND
    2015       (1.32)%   to    (1.32)%
    2014        6.03%    to     6.03%
    2013        3.43%    to     3.43%
    2012       15.80%    to    15.80%
    2011       (2.11)%   to    (2.11)%

VANGUARD TOTAL BOND MARKET INDEX FUND
    2015        0.41%    to     0.41%
    2014        0.49%    to     0.49%
    2013       (0.38)%   to    (0.38)%
    2012        4.04%    to     4.04%
    2011        7.58%    to     7.58%

VANGUARD TOTAL STOCK MARKET INDEX FUND
    2015        0.36%    to     0.36%
    2014        5.37%    to     5.37%
    2013        3.37%    to     3.37%
    2012       16.25%    to    16.25%
    2011        0.96%    to     0.96%

VICTORY DIVERSIFIED STOCK FUND
    2015      (11.87)%   to    (4.13)%
    2014       (5.41)%   to     8.77%
    2013       31.05%    to    32.79%
    2012       15.00%    to    15.15%
    2011       (7.73)%   to    (6.57)%

VICTORY SPECIAL VALUE FUND
    2015       (4.72)%   to    (3.85)%
    2014        5.26%    to     6.59%
    2013       29.07%    to    30.69%
    2012        8.80%    to    10.17%
    2011      (11.74)%   to   (10.63)%

VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND+
    2015       (1.96)%   to    (0.73)%
    2014        5.10%    to     6.46%
    2013       31.26%    to    32.91%
    2012       10.77%    to    12.16%
    2011       (0.10)%   to     1.16%


--------------------------------------------------------------------------------
                                   SA-445

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
VICTORY SYCAMORE ESTABLISHED VALUE FUND+
    2015         136,074  $ 32.46  to   $  35.35  $  4,792,335    --     to   1.25%    0.85%    to   1.17%
    2014          65,766    32.64  to      35.10     2,266,289    --     to   1.25%    1.01%    to   1.08%
    2013          30,976    29.54  to      31.37       956,423    --     to   1.25%    0.51%    to   0.56%
    2012          26,542    22.25  to      23.34       612,874    --     to   1.25%    0.75%    to   0.97%
    2011          24,245    20.09  to      20.81       497,590    --     to   1.25%    0.66%    to   0.74%

INVESCO SMALL CAP DISCOVERY FUND
    2015         117,396    16.23  to      17.11     1,889,192  0.15%    to   1.25%      --     to     --
    2014         128,397    16.37  to      17.45     2,070,297  0.15%    to   1.25%      --     to     --
    2013         134,951    15.90  to      17.13     2,164,040  0.35%    to   1.25%      --     to     --
    2012         137,247    11.63  to      12.64     1,617,978  0.35%    to   1.25%      --     to     --
    2011         123,675     9.99  to      10.96     1,261,904  0.35%    to   1.25%      --     to     --

INVESCO COMSTOCK FUND
    2015         286,161    18.03  to      21.68     5,547,333    --     to   1.25%    1.33%    to   1.33%
    2014         278,238    19.41  to      25.52     6,078,480    --     to   1.25%    1.59%    to   1.64%
    2013         297,320    18.01  to      23.77     6,046,760    --     to   1.25%    1.29%    to   1.32%
    2012         321,005    13.49  to      17.81     4,936,302    --     to   1.25%    1.56%    to   1.63%
    2011         326,258    11.48  to      15.21     4,341,080    --     to   1.25%    1.28%    to   1.45%

INVESCO EQUITY AND INCOME FUND
    2015         910,071    20.51  to      24.40    17,157,629    --     to   1.25%    2.03%    to   3.18%
    2014         941,602    21.27  to      24.98    18,157,463    --     to   1.25%    2.54%    to   2.61%
    2013         990,929    19.75  to      22.91    17,908,255    --     to   1.25%    1.92%    to   2.14%
    2012       1,156,059    16.00  to      18.33    17,276,857    --     to   1.25%    2.20%    to   2.24%
    2011       1,228,879    14.35  to      16.24    16,346,661    --     to   1.25%    1.89%    to   1.96%

INVESCO GROWTH AND INCOME FUND
    2015         184,220    14.29  to      15.75     2,724,940    --     to   1.25%    1.51%    to   1.51%
    2014         167,755    14.20  to      16.47     2,599,034  0.50%    to   1.25%    1.88%    to   1.91%
    2013         294,520    13.39  to      15.14     4,113,771    --     to   1.25%    1.31%    to   1.32%
    2012         288,978    10.01  to      11.45     3,028,987    --     to   1.25%    1.58%    to   1.65%
    2011         264,776     8.73  to      10.12     2,420,082    --     to   1.25%    1.29%    to   1.31%

INVESCO MID CAP GROWTH FUND
    2015          86,340    16.71  to      18.93     1,514,194  0.50%    to   1.25%      --     to     --
    2014          79,383    16.59  to      18.94     1,382,869  0.50%    to   1.25%      --     to     --
    2013          74,009    15.44  to      17.77     1,226,502  0.50%    to   1.25%      --     to     --
    2012          70,193    11.65  to      13.13       876,675    --     to   1.25%      --     to     --
    2011          64,552    10.42  to      11.90       729,663    --     to   1.25%      --     to     --

INVESCO U.S. MORTGAGE FUND
    2015              34    12.74  to      13.02           436  0.50%    to   0.75%    0.20%    to   4.08%
    2014              21    12.66  to      12.66           265  0.75%    to   0.75%    4.37%    to   4.37%
    2013              21    12.00  to      12.00           254  0.75%    to   0.75%    3.31%    to   3.31%
    2012              46    12.08  to      12.82           571  0.65%    to   1.05%    1.61%    to   4.19%
    2011              30    11.67  to      12.21           354  0.85%    to   1.05%    4.31%    to   5.09%

INVESCO SMALL CAP VALUE FUND
    2015          36,213    33.96  to      36.98     1,284,412    --     to   1.25%    0.04%    to   0.04%
    2014          34,243    37.71  to      40.56     1,346,212    --     to   1.25%      --     to     --
    2013          37,897    35.64  to      37.86     1,396,531    --     to   1.25%      --     to     --
    2012          31,853    25.02  to      26.24       822,081    --     to   1.25%      --     to     --
    2011          34,166    20.68  to      21.42       724,490    --     to   1.25%      --     to     --


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  ------------------------
VICTORY SYCAMORE ESTABLISHED VALUE FUND+
    2015       (0.56)%   to    0.70%
    2014       10.50%    to   11.91%
    2013       32.76%    to   34.43%
    2012       10.73%    to   12.12%
    2011       (1.14)%   to    0.10%

INVESCO SMALL CAP DISCOVERY FUND
    2015       (1.94)%   to   (0.83)%
    2014        1.84%    to    6.78%
    2013       35.57%    to   36.79%
    2012       15.32%    to   16.36%
    2011       (4.58)%   to   (3.72)%

INVESCO COMSTOCK FUND
    2015      (15.05)%   to   (7.10)%
    2014        7.36%    to    7.78%
    2013       33.46%    to   33.56%
    2012       17.09%    to   17.42%
    2011       (3.19)%   to   (1.97)%

INVESCO EQUITY AND INCOME FUND
    2015       (3.56)%   to   (2.34)%
    2014        7.69%    to    9.05%
    2013       23.41%    to   24.96%
    2012       11.48%    to   12.88%
    2011       (2.46)%   to   (1.23)%

INVESCO GROWTH AND INCOME FUND
    2015       (4.36)%   to   (3.15)%
    2014        8.77%    to    9.57%
    2013       32.18%    to   33.84%
    2012       13.15%    to   14.58%
    2011       (3.30)%   to   (2.09)%

INVESCO MID CAP GROWTH FUND
    2015       (0.05)%   to    0.70%
    2014        6.57%    to    7.43%
    2013       35.31%    to   36.33%
    2012       10.38%    to   11.77%
    2011      (10.23)%   to   (9.10)%

INVESCO U.S. MORTGAGE FUND
    2015       (0.34)%   to    0.67%
    2014        5.52%    to    5.52%
    2013       (2.24)%   to   (2.24)%
    2012        3.45%    to    3.87%
    2011        3.97%    to    4.18%

INVESCO SMALL CAP VALUE FUND
    2015       (9.95)%   to   (8.83)%
    2014        5.81%    to    7.13%
    2013       42.47%    to   44.26%
    2012       20.98%    to   22.50%
    2011       (9.34)%   to   (8.20)%



--------------------------------------------------------------------------------
                                   SA-446

---------------------------------------------------------------------------

                                                                                            INVESTMENT
                                   UNIT                                EXPENSE                INCOME
                                FAIR VALUE                         RATIO LOWEST TO        RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*               HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  -----------------------
INVESCO AMERICAN VALUE FUND
    2015          21,482  $ 32.33  to   $  35.21  $    736,757    --     to   1.25%    0.02%    to    0.02%
    2014          24,013    35.96  to      38.67       907,771    --     to   1.25%    0.09%    to    0.09%
    2013          15,097    33.27  to      35.34       528,339    --     to   1.25%    0.33%    to    0.40%
    2012           2,748    25.13  to      26.36        70,486    --     to   1.25%    0.45%    to    0.50%
    2011           1,201    21.75  to      21.75        26,120  1.25%    to   1.25%    0.32%    to    0.32%

INVESCO VALUE OPPORTUNITIES FUND
    2015          38,806    12.95  to      13.51       523,922  0.35%    to   1.25%    0.89%    to    0.91%
    2014          41,463    14.64  to      15.14       627,259  0.35%    to   1.25%    0.89%    to    1.59%
    2013          48,399    13.90  to      14.25       689,280  0.35%    to   1.25%    1.01%    to    1.10%
    2012          51,188    10.62  to      10.79       552,149  0.35%    to   1.25%    0.90%    to    1.04%
    2011          67,682     9.14  to       9.20       622,634  0.35%    to   1.25%    0.01%    to    0.01%

INVESCO DIVERSIFIED DIVIDEND FUND
    2015          50,262    10.92  to      15.55       603,712  0.35%    to   1.25%    1.52%    to    1.79%
    2014          41,488    10.77  to      15.47       499,633  0.35%    to   1.25%    1.52%    to    2.22%
    2013          30,730    13.97  to      14.26       436,896  0.50%    to   1.25%    1.58%    to    1.62%
    2012          46,573    10.97  to      11.11       515,850  0.50%    to   1.25%    1.80%    to    1.95%
    2011          35,796     9.48  to       9.53       340,556  0.50%    to   1.25%    1.33%    to    1.34%

INVESCO AMERICAN FRANCHISE FUND
    2015          45,069    15.11  to      15.77       700,456  0.35%    to   1.25%      --     to      --
    2014          49,875    14.58  to      15.08       745,262  0.35%    to   1.25%      --     to      --
    2013          50,867    13.63  to      13.91       704,780  0.50%    to   1.25%    0.12%    to    0.20%
    2012           7,150     9.88  to      10.01        70,823  0.50%    to   1.25%    0.02%    to    0.03%
    2011           4,975     8.84  to       8.87        44,007  0.75%    to   1.25%      --     to      --

INVESCO GLOBAL CORE EQUITY FUND
    2015           2,838    10.92  to      11.31        31,098  0.50%    to   1.25%    0.68%    to    0.70%
    2014           2,515    11.30  to      11.62        28,509  0.50%    to   1.25%    1.11%    to    1.15%
    2013           2,137    11.40  to      11.63        24,422  0.50%    to   1.25%    1.65%    to    1.96%
    2012           1,618     9.44  to       9.54        15,295  0.65%    to   1.25%    2.01%    to    2.20%
    2011           2,553     8.44  to       8.46        21,576  0.85%    to   1.25%    1.01%    to    1.04%

VANGUARD 500 INDEX FUND
    2015         547,133    10.49  to      10.49     5,737,202    --     to     --     2.13%    to    2.13%
    2014         439,625    10.34  to      10.34     4,547,903    --     to     --     7.35%    to    7.35%
    2013         232,163    10.31  to      10.31     2,394,725    --     to     --     0.53%    to    0.53%
    2012          96,845    13.44  to      13.44     1,301,535    --     to     --     2.19%    to    2.19%
    2011          78,493    11.60  to      11.60       910,765    --     to     --     2.02%    to    2.02%

WELLS FARGO INTERNATIONAL EQUITY FUND+
    2015           5,280    10.98  to      11.07        61,695    --     to   1.25%    1.28%    to    1.38%
    2014           4,874    10.87  to      10.96        56,045    --     to   1.25%    4.98%    to   11.50%
    2013           4,363    11.71  to      12.25        53,428  0.65%    to   1.25%    0.30%    to    2.56%
    2012           4,760     7.77  to       9.85        46,627  0.50%    to   1.25%    2.81%    to    3.21%
    2011           4,243     6.87  to       8.77        36,599  0.50%    to   1.25%    1.99%    to    2.43%

WELLS FARGO CORE BOND FUND+
    2015           6,573    11.26  to      11.64        75,629  0.65%    to   1.25%    1.41%    to    1.56%
    2014           5,735    11.38  to      11.69        66,195  0.65%    to   1.25%    1.47%    to    1.54%
    2013          10,547    10.89  to      11.13       116,675  0.65%    to   1.25%    1.44%    to    1.48%
    2012          10,519    11.29  to      11.46       119,961  0.65%    to   1.25%    1.57%    to    1.59%
    2011          11,012    10.77  to      10.87       119,404  0.65%    to   1.25%    1.25%    to    2.29%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
INVESCO AMERICAN VALUE FUND
    2015      (10.10)%   to    (8.95)%
    2014        8.07%    to     9.42%
    2013       32.38%    to    34.04%
    2012       15.56%    to    17.02%
    2011       (0.65)%   to    (0.65)%

INVESCO VALUE OPPORTUNITIES FUND
    2015      (11.55)%   to   (10.77)%
    2014        5.31%    to     6.21%
    2013       30.86%    to    32.05%
    2012       16.22%    to    17.27%
    2011       (8.59)%   to    (8.00)%

INVESCO DIVERSIFIED DIVIDEND FUND
    2015        0.53%    to     1.42%
    2014        4.94%    to    10.72%
    2013       27.35%    to    28.31%
    2012       15.76%    to    16.63%
    2011       (5.22)%   to    (4.71)%

INVESCO AMERICAN FRANCHISE FUND
    2015        3.66%    to     4.57%
    2014        6.20%    to     7.00%
    2013       37.99%    to    39.02%
    2012       11.79%    to    12.63%
    2011      (11.62)%   to   (11.30)%

INVESCO GLOBAL CORE EQUITY FUND
    2015       (3.40)%   to    (2.67)%
    2014       (0.89)%   to    (0.11)%
    2013       20.76%    to    21.67%
    2012       11.81%    to    12.49%
    2011      (15.59)%   to   (15.35)%

VANGUARD 500 INDEX FUND
    2015        1.41%    to     1.41%
    2014        5.24%    to     5.24%
    2013        3.15%    to     3.15%
    2012       15.82%    to    15.82%
    2011        1.97%    to     1.97%

WELLS FARGO INTERNATIONAL EQUITY FUND+
    2015        1.00%    to     1.01%
    2014       (8.27)%   to    (6.43)%
    2013       18.88%    to    19.59%
    2012       12.28%    to    13.13%
    2011      (14.84)%   to   (14.20)%

WELLS FARGO CORE BOND FUND+
    2015       (1.04)%   to    (0.42)%
    2014        4.49%    to     5.04%
    2013       (3.49)%   to    (2.91)%
    2012        4.82%    to     5.45%
    2011        6.86%    to     7.50%



--------------------------------------------------------------------------------
                                   SA-447

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND
    2015          12,070  $ 21.98  to   $  25.17  $    260,279  0.15%    to   1.25%      --     to     --
    2014          31,124    20.17  to      23.35       592,323  0.15%    to   1.25%      --     to     --
    2013          27,837    14.45  to      18.75       414,337  0.35%    to   1.25%      --     to     --
    2012          30,176    11.76  to      15.40       365,804  0.35%    to   1.25%      --     to     --
    2011          27,966    10.98  to      14.51       331,701  0.35%    to   1.25%      --     to     --

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND
    2015          10,604    19.01  to      20.54       208,727  0.35%    to   1.25%      --     to     --
    2014           8,468    17.51  to      18.76       152,481  0.35%    to   1.25%      --     to     --
    2013           7,008    14.22  to      15.10       101,948  0.35%    to   1.25%      --     to     --
    2012           6,614    11.39  to      11.89        76,349  0.50%    to   1.25%      --     to     --
    2011           9,848    10.71  to      11.09       105,620  0.50%    to   1.25%      --     to     --

TIAA-CREF LARGE CAP VALUE INDEX FUND
    2015          48,408    15.40  to      16.19       782,757    --     to   1.25%    2.19%    to   2.49%
    2014             822    16.26  to      16.63        13,605  0.50%    to   1.25%    2.10%    to   3.41%
    2013             112    14.56  to      14.78         1,632  0.50%    to   1.25%    2.09%    to   3.23%

TIAA-CREF LARGE CAP GROWTH FUND
    2015           6,283    16.77  to      17.63       109,233    --     to   1.25%      --     to   2.16%
    2014           3,718    16.13  to      16.49        61,099  0.50%    to   1.25%    1.39%    to   1.52%
    2013           3,005    14.49  to      14.70        44,046  0.50%    to   1.25%    1.25%    to   2.00%
    2012           2,224    11.07  to      11.09        24,675  0.65%    to   0.85%      --     to   1.55%

TIAA-CREF BOND INDEX FUND
    2015           4,415    10.19  to      10.50        46,273  0.50%    to   1.25%    2.00%    to   2.02%
    2014           1,048    10.29  to      10.52        10,993  0.50%    to   1.25%    1.92%    to   2.23%

TIAA-CREF EQUITY INDEX FUND
    2015          21,113    16.01  to      16.01       344,545  1.25%    to   1.25%    2.81%    to   2.81%
    2014           9,243    16.18  to      16.54       151,937  0.50%    to   1.25%    2.24%    to   2.35%
    2013           2,573    14.66  to      14.82        38,076  0.50%    to   1.05%    1.59%    to   2.19%
    2012           2,209    11.17  to      11.17        24,664  0.65%    to   0.65%      --     to     --

MASSMUTUAL MSCI EAFE(R) INTERNATIONAL INDEX FUND+
    2015             588     9.00  to       9.07         5,300    --     to   0.50%    2.15%    to   2.15%

MASSMUTUAL RETIRESMART(SM) 2015 FUND
    2015          32,659     9.77  to       9.98       323,998    --     to   1.25%    1.35%    to   2.10%
    2014          41,376    10.14  to      10.20       421,378  0.35%    to   1.25%    4.97%    to   5.30%

MASSMUTUAL RETIRESMART(SM) 2020 FUND
    2015          89,207     9.77  to       9.90       878,937  0.50%    to   1.25%    4.47%    to   4.82%
    2014          77,749    10.15  to      10.20       791,241  0.50%    to   1.25%    4.60%    to   6.27%

MASSMUTUAL RETIRESMART(SM) 2025 FUND
    2015          73,990     9.76  to       9.76       727,350  1.25%    to   1.25%    1.94%    to   1.94%
    2014          71,538    10.15  to      10.20       728,542  0.65%    to   1.25%    4.22%    to   4.71%

MASSMUTUAL RETIRESMART(SM) 2030 FUND
    2015          90,893     9.74  to       9.87       891,961  0.50%    to   1.25%    1.95%    to   2.03%
    2014          81,100    10.15  to      10.20       825,424  0.50%    to   1.25%    8.56%    to   9.71%

MASSMUTUAL RETIRESMART(SM) 2035 FUND
    2015          62,444     9.75  to       9.75       612,319  1.25%    to   1.25%    2.18%    to   2.18%
    2014          58,006    10.16  to      10.23       591,211  0.35%    to   1.25%    4.37%    to   7.81%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  ------------------------
COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND
    2015        7.78%    to    8.98%
    2014       15.88%    to   24.56%
    2013       21.79%    to   22.89%
    2012        6.13%    to    7.09%
    2011       (6.04)%   to   (5.19)%

COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND
    2015        8.54%    to    9.50%
    2014       23.16%    to   24.24%
    2013       24.82%    to   25.94%
    2012        6.40%    to    7.20%
    2011       (8.20)%   to   (7.51)%

TIAA-CREF LARGE CAP VALUE INDEX FUND
    2015       (5.27)%   to   (4.69)%
    2014       11.70%    to   12.52%
    2013       30.39%    to   31.37%

TIAA-CREF LARGE CAP GROWTH FUND
    2015       (0.75)%   to    3.99%
    2014       11.31%    to   12.19%
    2013       31.38%    to   32.37%
    2012       10.70%    to   10.92%

TIAA-CREF BOND INDEX FUND
    2015       (0.97)%   to   (0.21)%
    2014        0.19%    to    1.65%

TIAA-CREF EQUITY INDEX FUND
    2015       (1.05)%   to   (1.05)%
    2014        8.58%    to   11.62%
    2013       31.76%    to   32.48%
    2012       11.67%    to   11.67%

MASSMUTUAL MSCI EAFE(R) INTERNATIONAL INDEX FUND+
    2015       (9.56)%   to    1.47%

MASSMUTUAL RETIRESMART(SM) 2015 FUND
    2015       (3.64)%   to   (1.56)%
    2014       (1.60)%   to   (0.78)%

MASSMUTUAL RETIRESMART(SM) 2020 FUND
    2015       (3.70)%   to   (2.93)%
    2014       (1.40)%   to   (1.36)%

MASSMUTUAL RETIRESMART(SM) 2025 FUND
    2015       (3.82)%   to   (3.82)%
    2014       (1.49)%   to   (0.95)%

MASSMUTUAL RETIRESMART(SM) 2030 FUND
    2015       (3.99)%   to   (3.23)%
    2014       (1.78)%   to   (1.64)%

MASSMUTUAL RETIRESMART(SM) 2035 FUND
    2015       (4.03)%   to   (4.03)%
    2014       (1.45)%   to   (1.22)%



--------------------------------------------------------------------------------
                                   SA-448

---------------------------------------------------------------------------

                                                                                            INVESTMENT
                                   UNIT                                EXPENSE                INCOME
                                FAIR VALUE                         RATIO LOWEST TO        RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*               HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  -----------------------
MASSMUTUAL RETIRESMART(SM) 2040 FUND
    2015          66,135  $  9.76  to   $   9.89  $    648,939  0.50%    to   1.25%    1.64%    to    2.53%
    2014          57,337    10.17  to      10.22       584,245  0.50%    to   1.25%    6.97%    to   10.98%

MASSMUTUAL RETIRESMART(SM) 2045 FUND
    2015          43,087     9.79  to      10.00       425,344    --     to   1.25%    1.58%    to    2.42%
    2014          36,862    10.19  to      10.25       376,836  0.35%    to   1.25%    4.35%    to    7.26%

MASSMUTUAL RETIRESMART(SM) 2050 FUND
    2015          35,190     9.77  to       9.87       345,634  0.65%    to   1.25%    1.33%    to    1.79%
    2014          26,706    10.20  to      10.24       272,886  0.65%    to   1.25%      --     to      --

MASSMUTUAL RETIRESMART(SM) IN RETIREMENT FUND
    2015           1,070     9.75  to       9.96        10,630    --     to   1.25%      --     to    3.13%
    2014             630    10.09  to      10.09         6,362  1.25%    to   1.25%      --     to      --

MASSMUTUAL RETIRESMART(SM) 2055
    2015           6,115     9.79  to       9.89        60,120  0.65%    to   1.25%    1.50%    to    2.03%
    2014           2,790    10.20  to      10.24        28,456  0.65%    to   1.25%      --     to      --

AMERICAN CENTURY HERITAGE FUND
    2015          62,926    10.96  to      19.99       697,288    --     to   1.25%      --     to      --
    2014          57,458    10.92  to      22.36       630,556    --     to   1.25%      --     to      --
    2013          58,434    10.25  to      24.47       599,075    --     to   1.25%      --     to      --

CLEARBRIDGE SMALL CAP VALUE FUND
    2015             134    13.44  to      14.23         1,812  0.65%    to   1.25%      --     to      --
    2014             862    15.08  to      15.87        13,073  0.65%    to   1.25%      --     to      --
    2013             775    15.01  to      15.71        11,700  0.65%    to   1.25%      --     to      --
    2012           3,026    11.32  to      11.78        34,988  0.65%    to   1.25%      --     to      --
    2011           3,099     9.94  to      10.28        31,473  0.65%    to   1.25%      --     to      --

FIDELITY VIP FREEDOM 2050 PORTFOLIO+
    2015              21     9.64  to       9.64           204  0.35%    to   0.35%    2.96%    to    2.96%

MSIF GLOBAL OPPORTUNITY PORTFOLIO+
    2015           4,692    10.44  to      10.46        49,007  0.50%    to   1.25%      --     to      --

MM RUSSELL 2000 SMALL CAP INDEX FUND+
    2015             274    10.32  to      10.32         2,825  1.25%    to   1.25%    1.00%    to    1.00%

MASSMUTUAL S&P 500(R) INDEX FUND+
    2015           2,651    10.96  to      11.10        29,118  0.50%    to   1.25%    1.87%    to    1.94%

MM S&P MID CAP INDEX FUND
    2015          26,096    10.34  to      10.34       271,974  1.25%    to   1.25%    3.41%    to    3.41%
    2014              18    10.77  to      10.77           195  1.25%    to   1.25%   18.13%    to   18.13%

RUSSELL BALANCED STRATEGY FUND
    2015          19,002     9.83  to       9.94       187,309  0.35%    to   1.25%    1.19%    to    2.63%
    2014          27,843    10.20  to      10.22       283,956  0.35%    to   1.25%   11.82%    to   12.20%
    2013          11,839    19.70  to      20.58       233,771  0.35%    to   1.25%    1.90%    to    2.03%
    2012          10,296    17.78  to      18.30       183,278  0.50%    to   1.25%    2.88%    to    3.11%
    2011           7,368    16.03  to      16.38       118,217  0.50%    to   1.25%    0.68%    to    3.10%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
MASSMUTUAL RETIRESMART(SM) 2040 FUND
    2015       (4.00)%   to    (3.24)%
    2014       (2.37)%   to    (1.67)%

MASSMUTUAL RETIRESMART(SM) 2045 FUND
    2015       (3.92)%   to    (1.34)%
    2014       (1.67)%   to    (1.52)%

MASSMUTUAL RETIRESMART(SM) 2050 FUND
    2015       (4.19)%   to    (3.58)%
    2014       (1.64)%   to    (0.33)%

MASSMUTUAL RETIRESMART(SM) IN RETIREMENT FUND
    2015       (3.41)%   to    (1.42)%
    2014       (1.54)%   to    (1.54)%

MASSMUTUAL RETIRESMART(SM) 2055
    2015       (4.06)%   to    (3.45)%
    2014       (1.11)%   to     1.08%

AMERICAN CENTURY HERITAGE FUND
    2015      (10.60)%   to     0.34%
    2014       (8.62)%   to     6.49%
    2013      (11.34)%   to     2.45%

CLEARBRIDGE SMALL CAP VALUE FUND
    2015      (10.87)%   to   (10.32)%
    2014        0.46%    to     1.04%
    2013       32.59%    to    33.39%
    2012       13.86%    to    14.54%
    2011       (8.28)%   to    (7.73)%

FIDELITY VIP FREEDOM 2050 PORTFOLIO+
    2015       (1.34)%   to    (1.34)%

MSIF GLOBAL OPPORTUNITY PORTFOLIO+
    2015       (2.05)%   to    (1.99)%

MM RUSSELL 2000 SMALL CAP INDEX FUND+
    2015       (2.41)%   to    (2.41)%

MASSMUTUAL S&P 500(R) INDEX FUND+
    2015       (2.60)%   to     4.02%

MM S&P MID CAP INDEX FUND
    2015       (3.98)%   to    (3.98)%
    2014        2.71%    to     2.71%

RUSSELL BALANCED STRATEGY FUND
    2015       (3.64)%   to    (2.74)%
    2014        1.97%    to     2.20%
    2013       10.79%    to    11.79%
    2012       10.92%    to    11.75%
    2011       (3.95)%   to    (3.23)%



--------------------------------------------------------------------------------
                                   SA-449

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                            INVESTMENT
                                   UNIT                                EXPENSE                INCOME
                                FAIR VALUE                         RATIO LOWEST TO        RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*               HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  -----------------------
RUSSELL CONSERVATIVE STRATEGY FUND
    2015           2,782  $  9.80  to   $   9.91  $     27,311  0.35%    to   1.25%    2.37%    to    3.03%
    2014           1,811    10.08  to      10.10        18,248  0.35%    to   1.25%   10.28%    to   10.65%
    2013             815    15.19  to      15.87        12,383  0.35%    to   1.25%    1.34%    to    1.35%
    2012             733    14.95  to      14.95        10,958  1.25%    to   1.25%    3.49%    to    3.49%
    2011             497    13.96  to      13.96         6,935  1.25%    to   1.25%    2.86%    to    2.86%

RUSSELL GROWTH STRATEGY FUND
    2015          44,172     9.72  to       9.74       430,010  1.05%    to   1.25%    1.38%    to    1.42%
    2014          39,365    10.20  to      10.20       401,567  1.05%    to   1.25%   11.53%    to   11.70%
    2013          19,318    21.71  to      21.92       422,324  1.05%    to   1.25%    1.80%    to    1.98%
    2012           5,498    18.90  to      18.90       103,902  1.25%    to   1.25%    2.05%    to    2.05%
    2011           4,297    16.85  to      16.85        72,429  1.25%    to   1.25%    1.88%    to    1.88%

RUSSELL MODERATE STRATEGY FUND
    2015          30,435     9.81  to       9.84       299,416  1.05%    to   1.25%    2.42%    to    2.50%
    2014          28,075    10.13  to      10.13       284,407  1.05%    to   1.25%   11.88%    to   11.94%
    2013          15,517    17.41  to      17.58       272,554  1.05%    to   1.25%    0.99%    to    1.28%
    2012           3,896    16.55  to      16.55        64,498  1.25%    to   1.25%    3.06%    to    3.06%
    2011           3,449    15.17  to      15.17        52,327  1.25%    to   1.25%    2.40%    to    2.40%

PIMCO TOTAL RETURN FUND
    2015       1,835,936    12.75  to      16.12    27,022,351    --     to   1.25%    2.49%    to    2.50%
    2014       2,367,802    15.11  to      16.06    35,196,942    --     to   1.25%    3.55%    to    3.77%
    2013       2,340,391    14.67  to      15.40    33,737,330    --     to   1.25%    2.04%    to    2.04%
    2012       2,381,881    15.21  to      15.77    35,604,059    --     to   1.25%    3.84%    to    3.91%
    2011       1,942,619    11.28  to      14.34    26,491,298    --     to   1.25%    3.60%    to    4.04%

PIMCO REAL RETURN FUND
    2015         622,424    11.87  to      14.27    18,407,165    --     to   1.25%    0.62%    to    0.63%
    2014       1,581,966    14.37  to      14.73    21,584,638    --     to   1.25%    3.30%    to    3.35%
    2013       1,545,144    14.13  to      14.30    20,652,515    --     to   1.25%    0.75%    to    0.75%
    2012       1,318,471    15.79  to      15.79    19,407,590    --     to   1.25%    2.33%    to    2.34%
    2011       1,052,785    14.51  to      14.69    14,246,815    --     to   1.25%    3.60%    to    4.06%

HIMCO VIT INDEX FUND
    2015         984,499    10.87  to      11.04    10,824,183    --     to   1.25%    0.35%    to    0.37%
    2014       1,033,554    10.93  to      10.95    11,329,093    --     to   1.25%      --     to      --

OAK RIDGE SMALL CAP GROWTH FUND
    2015          60,783    10.24  to      10.33       625,093  0.50%    to   1.25%      --     to      --
    2014          56,974    10.87  to      10.89       620,079  0.50%    to   1.25%      --     to      --

AB GLOBAL VALUE FUND+
    2015              --       --  to         --            --    --     to     --       --     to      --
    2014           9,422    11.28  to      11.66       107,997  0.35%    to   1.25%      --     to    3.22%
    2013           9,162    10.84  to      11.10       100,439  0.35%    to   1.25%    1.03%    to    1.21%
    2012          13,665     8.40  to       8.53       114,878  0.35%    to   1.25%    1.20%    to    1.33%
    2011          13,734     7.54  to       7.59       104,428  0.35%    to   1.25%    3.19%    to    3.22%

AVE MARIA OPPORTUNITY FUND+
    2015              --       --  to         --            --    --     to     --       --     to      --
    2014           6,324    13.58  to      14.32        86,688  0.15%    to   1.25%      --     to      --
    2013           5,259    14.94  to      15.59        79,157  0.15%    to   1.25%      --     to      --
    2012           1,857    11.96  to      12.03        22,332  1.05%    to   1.25%    0.11%    to    0.28%
    2011             891    11.67  to      11.71        10,416  1.05%    to   1.25%      --     to      --


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  -------------------------
RUSSELL CONSERVATIVE STRATEGY FUND
    2015       (2.79)%   to    (1.88)%
    2014        0.75%    to     0.98%
    2013        1.59%    to     2.50%
    2012        7.09%    to     7.09%
    2011        0.66%    to     0.66%

RUSSELL GROWTH STRATEGY FUND
    2015       (4.74)%   to    (4.50)%
    2014        1.97%    to     2.03%
    2013       14.86%    to    15.09%
    2012       12.14%    to    12.14%
    2011       (6.51)%   to    (6.51)%

RUSSELL MODERATE STRATEGY FUND
    2015       (3.11)%   to    (2.87)%
    2014        1.26%    to     1.31%
    2013        5.15%    to     5.36%
    2012        9.11%    to     9.11%
    2011       (1.28)%   to    (1.28)%

PIMCO TOTAL RETURN FUND
    2015       (0.91)%   to     0.35%
    2014        3.00%    to     4.30%
    2013       (3.52)%   to    (2.30)%
    2012        8.58%    to     9.95%
    2011        2.46%    to     3.91%

PIMCO REAL RETURN FUND
    2015       (4.33)%   to    (3.13)%
    2014        1.71%    to     3.01%
    2013      (10.54)%   to    (9.41)%
    2012        7.47%    to     8.83%
    2011        9.75%    to    11.13%

HIMCO VIT INDEX FUND
    2015       (0.45)%   to     0.78%
    2014        9.18%    to     9.46%

OAK RIDGE SMALL CAP GROWTH FUND
    2015       (5.79)%   to    (5.11)%
    2014        8.74%    to     8.91%

AB GLOBAL VALUE FUND+
    2015          --     to       --
    2014        4.04%    to     5.01%
    2013       28.99%    to    30.15%
    2012       11.38%    to    12.39%
    2011      (16.94)%   to   (16.19)%

AVE MARIA OPPORTUNITY FUND+
    2015          --     to       --
    2014       (9.13)%   to    (8.15)%
    2013       24.91%    to    26.29%
    2012        2.53%    to     2.74%
    2011        0.03%    to     0.23%



--------------------------------------------------------------------------------
                                   SA-450

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
FROST VALUE EQUITY FUND+
    2015              --  $    --  to   $     --  $         --    --     to     --       --     to     --
    2014             391    16.27  to      16.27         6,353  1.25%    to   1.28%    1.33%    to   1.33%
    2013           1,255    14.96  to      15.07        18,838  1.05%    to   1.25%    0.71%    to   1.45%
    2012           1,269    11.26  to      11.26        14,292  1.25%    to   1.25%    2.21%    to   2.21%
    2011             911    10.87  to      10.87         9,903  1.25%    to   1.25%    1.86%    to   1.86%

THE HARTFORD GLOBAL ALL-ASSET FUND+
    2015              --       --  to         --            --    --     to     --       --     to     --
    2014             533    10.95  to      10.95         5,833  1.05%    to   1.05%    3.76%    to   3.76%
    2013             264    10.98  to      10.98         2,904  1.05%    to   1.05%    2.32%    to   2.32%

MFS INVESTORS GROWTH STOCK SERIES+
    2015              --       --  to         --            --    --     to     --       --     to     --
    2014           2,582    18.69  to      18.69        48,258  0.70%    to   0.70%    0.53%    to   0.53%
    2013           2,582    16.88  to      16.88        43,602  0.70%    to   0.70%    0.73%    to   0.73%
    2012             805    13.05  to      13.05        10,507  0.70%    to   0.70%    0.46%    to   0.46%
    2011             805    11.23  to      11.23         9,046  0.70%    to   0.70%    0.55%    to   0.55%

UBS DYNAMIC ALPHA FUND+
    2015              --       --  to         --            --    --     to     --       --     to     --
    2014              71    17.44  to      17.44         1,231  1.25%    to   1.25%    3.52%    to   3.52%
    2013              71    17.12  to      17.12         1,209  1.25%    to   1.25%    0.05%    to   0.05%
    2012             228    16.39  to      16.39         3,732  1.25%    to   1.25%    1.75%    to   1.75%
    2011             228    14.56  to      14.56         3,316  1.25%    to   1.25%      --     to     --


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  ------------------------
FROST VALUE EQUITY FUND+
    2015          --     to      --
    2014        8.76%    to    8.76%
    2013       32.84%    to   33.10%
    2012        3.55%    to    3.55%
    2011       (3.89)%   to   (3.89)%

THE HARTFORD GLOBAL ALL-ASSET FUND+
    2015          --     to      --
    2014       (0.29)%   to   (0.29)%
    2013       10.55%    to   10.55%

MFS INVESTORS GROWTH STOCK SERIES+
    2015          --     to      --
    2014       10.71%    to   10.71%
    2013       29.38%    to   29.38%
    2012       16.16%    to   16.16%
    2011       (0.12)%   to   (0.12)%

UBS DYNAMIC ALPHA FUND+
    2015          --     to      --
    2014        1.87%    to    1.87%
    2013        4.45%    to    4.45%
    2012       12.57%    to   12.57%
    2011       (2.85)%   to   (2.85)%


    * This represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
   ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
  *** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
    # Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
    +  See Note 1 for additional information related to this Sub-Account.

7.   SUBSEQUENT EVENTS

     Management has evaluated events subsequent to December 31, 2015 and through the financial statement issuance date of April 27, 2016, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.



--------------------------------------------------------------------------------
                                   SA-451

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2015. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
Hartford, Connecticut
February 26, 2016

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                                                        FOR THE YEARS ENDED DECEMBER 31,
                                                                                  ------------------------------------------
(IN MILLIONS)                                                                         2015           2014           2013
-------------------------------------------------------------------------------   ------------   ------------   ------------
REVENUES
Fee income and other                                                              $      1,097   $      1,210   $      1,462
Earned premiums                                                                             92             32            184
Net investment income                                                                    1,456          1,543          1,683
Net realized capital gains (losses):
    Total other-than-temporary impairment ("OTTI") losses                                  (63)           (31)           (54)
    OTTI losses recognized in other comprehensive income (losses) ("OCI")                    2              2              9
                                                                                  ------------   ------------   ------------
    Net OTTI losses recognized in earnings                                                 (61)           (29)           (45)
    Net realized capital gains on investments transferred at fair value in
      business disposition by reinsurance                                                   --             --          1,561
    Other net realized capital gains (losses)                                              (85)           606         (1,190)
                                                                                  ------------   ------------   ------------
Total net realized capital gains (losses)                                                 (146)           577            326
                                                                                  ------------   ------------   ------------
      TOTAL REVENUES                                                                     2,499          3,362          3,655
BENEFITS, LOSSES AND EXPENSES
Benefits, loss and loss adjustment expenses                                              1,402          1,460          1,758
Amortization of deferred policy acquisition costs                                           69            206            228
Insurance operating costs and other expenses                                               524            851           (401)
Reinsurance (gain) loss on disposition                                                     (28)           (23)         1,491
Dividends to policyholders                                                                   2              7             18
                                                                                  ------------   ------------   ------------
      TOTAL BENEFITS, LOSSES AND EXPENSES                                                1,969          2,501          3,094
      INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES                                530            861            561
Income tax expense                                                                          30            184             49
                                                                                  ------------   ------------   ------------
      INCOME FROM CONTINUING OPERATIONS, NET OF TAX                                        500            677            512
Loss from discontinued operations, net of tax                                               --             --            (41)
                                                                                  ------------   ------------   ------------
      NET INCOME                                                                           500            677            471
Net income attributable to noncontrolling interest                                          --              1              6
                                                                                  ------------   ------------   ------------
      NET INCOME ATTRIBUTABLE TO HARTFORD LIFE INSURANCE COMPANY                  $        500   $        676   $        465
                                                                                  ------------   ------------   ------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                  ------------------------------------------
(IN MILLIONS)                                                                         2015           2014           2013
--------------------------------------------------------------------------------  ------------   ------------   ------------
COMPREHENSIVE INCOME
Net income                                                                        $        500   $        677   $        471
                                                                                  ------------   ------------   ------------
Other comprehensive income (loss):
    Change in net unrealized gain on securities                                           (615)           659         (1,257)
    Change in net gain on cash-flow hedging instruments                                    (13)            (9)          (179)
    Change in foreign currency translation adjustments                                      --             (3)            23
                                                                                  ------------   ------------   ------------
    OCI, net of tax                                                                       (628)           647         (1,413)
                                                                                  ------------   ------------   ------------
     Comprehensive income (loss)                                                          (128)         1,324           (942)
Less: Comprehensive income attributable to noncontrolling interest                          --              1              6
                                                                                  ------------   ------------   ------------
     COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO HARTFORD LIFE INSURANCE COMPANY  $       (128)  $      1,323   $       (948)
                                                                                  ------------   ------------   ------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                                                                      AS OF DECEMBER 31,
                                                                                                 ---------------------------
(IN MILLIONS, EXCEPT FOR SHARE DATA)                                                                 2015           2014
----------------------------------------------------------------------------------------------   ------------   ------------
ASSETS
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $23,559 and $23,260)      $     24,657   $     25,436
Fixed maturities, at fair value using the fair value option (includes variable
  interest entity assets, at fair value, of $49 and $139)                                                 165            280
Equity securities, available-for-sale, at fair value (cost of $471 and $525) (includes equity securities, at fair value using the fair value option, of $281 and $248, and variable
  interest entity assets of $1 and $0)                                                                    459            514
Mortgage loans (net of allowance for loan losses of $19 and $15)                                        2,918          3,109
Policy loans, at outstanding balance                                                                    1,446          1,430
Limited partnerships, and other alternative investments (includes variable interest entity
  assets of $2 and $3)                                                                                  1,216          1,309
Other investments                                                                                         293            442
Short-term investments (includes variable interest entity assets of $2 and $15)                           572          2,162
                                                                                                 ------------   ------------
  Total investments                                                                                    31,726         34,682
Cash                                                                                                      305            258
Premiums receivable and agents' balances, net                                                              19             27
Reinsurance recoverables                                                                               20,499         20,053
Deferred policy acquisition costs                                                                         542            521
Deferred income taxes, net                                                                              1,581          1,237
Other assets                                                                                              567            308
Separate account assets                                                                               120,111        134,689
                                                                                                 ------------   ------------
    TOTAL ASSETS                                                                                 $    175,350   $    191,775
                                                                                                 ------------   ------------
LIABILITIES
Reserve for future policy benefits and unpaid losses and loss adjustment expenses                $     13,850   $     13,624
Other policyholder funds and benefits payable                                                          31,157         31,994
Other liabilities (including variable interest entity liabilities of $12 and $22)                       2,070          2,177
Separate account liabilities                                                                          120,111        134,689
                                                                                                 ------------   ------------
    TOTAL LIABILITIES                                                                                 167,188        182,484

COMMITMENTS AND CONTINGENCIES (NOTE 11)
STOCKHOLDER'S EQUITY
Common stock--1,000 shares authorized, issued and outstanding, par value $5,690                             6              6
Additional paid-in capital                                                                              5,687          6,688
Accumulated other comprehensive income, net of tax                                                        593          1,221
Retained earnings                                                                                       1,876          1,376
                                                                                                 ------------   ------------
    TOTAL STOCKHOLDER'S EQUITY                                                                          8,162          9,291
                                                                                                 ------------   ------------
    TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                                   $    175,350   $    191,775
                                                                                                 ------------   ------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                            ACCUMULATED
                                                             ADDITIONAL        OTHER                       NON-          TOTAL
                                                 COMMON       PAID-IN      COMPREHENSIVE    RETAINED   CONTROLLING    STOCKHOLDER'S
(IN MILLIONS)                                    STOCK        CAPITAL      INCOME (LOSS)    EARNINGS     INTEREST        EQUITY
--------------------------------------------  -----------   ------------   -------------   ----------  ------------   -------------
BALANCE, DECEMBER 31, 2014                    $         6   $      6,688   $       1,221   $    1,376  $         --   $       9,291
Capital contributions to parent                        --         (1,001)             --           --            --          (1,001)
Net income                                             --             --              --          500            --             500
Total other comprehensive income                       --             --            (628)          --            --            (628)
                                              -----------   ------------   -------------   ----------  ------------   -------------
BALANCE, DECEMBER 31, 2015                    $         6   $      5,687   $         593   $    1,876  $         --   $       8,162
                                              -----------   ------------   -------------   ----------  ------------   -------------
BALANCE, DECEMBER 31, 2013                    $         6   $      6,959   $         574   $      700  $         --   $       8,239
Capital contributions to parent                        --           (271)             --           --            --            (271)
Net income                                             --             --              --          676             1             677
Change in non-controlling interest ownership           --             --              --           --            (1)             (1)
Total other comprehensive income                       --             --             647           --            --             647
                                              -----------   ------------   -------------   ----------  ------------   -------------
BALANCE, DECEMBER 31, 2014                    $         6   $      6,688   $       1,221   $    1,376  $         --   $       9,291
                                              -----------   ------------   -------------   ----------  ------------   -------------
BALANCE, DECEMBER 31, 2012                    $         6   $      8,155   $       1,987   $      235  $         --   $      10,383
Capital contributions to parent                        --         (1,196)             --           --            --          (1,196)
Net income                                             --             --              --          465             6             471
Change in non-controlling interest ownership                                                                     (6)             (6)
Total other comprehensive income                       --             --          (1,413)          --            --          (1,413)
                                              -----------   ------------   -------------   ----------  ------------   -------------
BALANCE, DECEMBER 31, 2013                    $         6   $      6,959   $         574   $      700  $         --   $       8,239
                                              -----------   ------------   -------------   ----------  ------------   -------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                                                  ---------------------------------------------
(IN MILLIONS)                                                                         2015             2014            2013
-------------------------------------------------------------------------------   -------------   -------------   -------------
OPERATING ACTIVITIES
   Net income                                                                     $         500   $         677   $         471
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH PROVIDED BY (USED FOR)
   OPERATING ACTIVITIES
   Amortization of deferred policy acquisition costs                                         69             206             228
   Additions to deferred policy acquisition costs                                            (7)            (14)            (16)
   Net realized capital (gains) losses                                                      146            (577)           (678)
   Reinsurance (gain) loss on disposition                                                   (28)            (23)          1,491
   Depreciation and amortization (accretion), net                                           (14)              6              53
   Other operating activities, net                                                           38             248            (328)
CHANGE IN ASSETS AND LIABILITIES:
   Increase in future policy benefits and unpaid losses and loss adjustment
     expenses                                                                               276             586             230
   (Increase) decrease in reinsurance recoverables                                          (14)            170            (795)
   Decrease (increase) in receivables and other assets                                      257             (30)            (80)
   Decrease in payables and accruals                                                       (479)           (882)         (1,532)
   (Decrease) increase in accrued and deferred income taxes                                 (62)            302             589
   Net disbursements from investment contracts related to policyholder funds --
     international unit-linked bonds and pension products                                    --              --          (1,833)
   Net decrease in equity securities, trading                                                --              --           1,835
                                                                                  -------------   -------------   -------------
        NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES                                682             669            (365)
INVESTING ACTIVITIES
Proceeds from the sale/maturity/prepayment of:
     Fixed maturities, available-for-sale                                                11,465          10,333          19,206
     Fixed maturities, fair value option                                                    107             358             322
     Equity securities, available-for-sale                                                  586             107              81
     Mortgage loans                                                                         467             377             355
     Partnerships                                                                           252             152             127
Payments for the purchase of:
     Fixed maturities and short-term investments, available-for-sale                    (11,755)         (7,385)        (14,532)
     Fixed maturities, fair value option                                                    (67)           (217)           (134)
     Equity securities, available-for-sale                                                 (535)           (363)            (79)
     Mortgage loans                                                                        (282)           (146)           (177)
     Partnerships                                                                          (199)           (104)            (99)
Proceeds from business sold                                                                  --              --             745
Net proceeds from derivatives                                                              (167)            (66)         (1,900)
Net decrease in policy loans                                                                (31)            (14)             (7)
Net proceeds from (payments for) short-term investments                                   1,604            (556)            363
Other investing activities, net                                                               1              34             (20)
                                                                                  -------------   -------------   -------------
        NET CASH PROVIDED BY INVESTING ACTIVITIES                                         1,446           2,510           4,251
FINANCING ACTIVITIES
Deposits and other additions to investment and universal life-type contracts              4,674           4,567           5,943
Withdrawals and other deductions from investment and universal life-type
  contracts                                                                             (16,972)        (21,810)        (24,473)
Net transfers from separate accounts related to investment and universal
  life-type contracts                                                                    10,987          14,167          16,978
Net increase (decrease) in securities loaned or sold under agreements to
  repurchase                                                                                264              --          (1,615)
Capital contributions to parent                                                          (1,001)           (275)         (1,200)
Fee to recapture affiliate reinsurance                                                       --              --            (347)
Net repayments at maturity or settlement of consumer notes                                  (33)            (13)            (77)
                                                                                  -------------   -------------   -------------
        NET CASH USED FOR FINANCING ACTIVITIES                                           (2,081)         (3,364)         (4,791)
Foreign exchange rate effect on cash                                                         --              (3)              9
Net increase (decrease) in cash                                                              47            (188)           (896)
Cash -- beginning of year                                                                   258             446           1,342
                                                                                  -------------   -------------   -------------
        CASH -- END OF YEAR                                                       $         305   $         258   $         446
                                                                                  -------------   -------------   -------------
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income tax (payments) refunds received                                                      (80)            187             181
Noncash return of capital                                                                    --              (4)             (4)

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
             (DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States ("U.S.") and is a wholly-owned subsidiary of Hartford Life, Inc., a Delaware corporation ("HLI"). The Hartford Financial Services Group, Inc. ("The Hartford") is the ultimate parent of the Company.

On June 30, 2014, HLI completed the sale of the issued and outstanding equity of Hartford Life Insurance KK, a Japanese company ("HLIKK"), to ORIX Life Insurance Corporation ("Buyer"), a subsidiary of ORIX Corporation, a Japanese company. Upon closing HLIKK recaptured certain risks reinsured to the Company and Hartford Life and Annuity Insurance Company ("HLAI"), a wholly owned subsidiary of the Company, by terminating intercompany agreements. The Buyer is responsible for all liabilities related to the recaptured business. However, HLAI has continued to provide reinsurance for yen denominated fixed payout annuities. For further discussion of this transaction, see Note 4 - Reinsurance and Note 10 - Transactions with Affiliates of Notes to Consolidated Financial Statements.

Effective April 1, 2014, the Company terminated its modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with White River Life Reinsurance ("WRR"), following receipt of approval from the State of Connecticut Insurance Department ("CTDOI") and Vermont Department of Financial Regulation. On April 30, 2014 The Hartford dissolved WRR. For further discussion of this transaction, see Note 10 - Transactions with Affiliates of Notes to Consolidated Financial Statements.

Effective March 3, 2014, The Hartford made Hartford Life and Accident Insurance Company ("HLA") the single nationwide underwriting company for its Group Benefits business by capitalizing HLA to support the Group Benefits business and separating it from the legal entities that support The Hartford's Talcott Resolution operating segment. On January 30, 2014, The Hartford received approval from the CTDOI for HLAI and the Company to dividend approximately $800 of cash and invested assets to HLA and this dividend was paid on February 27, 2014. All of the issued and outstanding equity of the Company was then distributed from HLA to HLI and the Company became a direct subsidiary of HLI.

On December 12, 2013, the Company completed the sale of the issued and outstanding equity of Hartford Life International Limited, a U.K. company ("HLIL"), to Columbia Insurance Company, a Berkshire Hathaway company.

On January 1, 2013, the Company completed the sale of its Retirement Plans business to Massachusetts Mutual Life Insurance Company ("MassMutual") and on January 2, 2013 the Company completed the sale of its Individual Life insurance business to The Prudential Insurance Company of America ("Prudential"), a subsidiary of Prudential Financial, Inc. These sales were structured as reinsurance transactions.

For further discussion of these transactions, see Note12 - Discontinued Operations and Business Dispositions of Notes to Consolidated Financial Statements.

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of HLIC, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but is not required to consolidate are reported using the equity method. For further discussions on VIEs, see Note 3 - Investments and Derivative Instruments of Notes to Consolidated Financial Statements. All intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DISCONTINUED OPERATIONS

The results of operations of a component of the Company are reported in discontinued operations when certain criteria are met as of the date of disposal, or earlier if classified as held-for-sale. When a component is identified for discontinued operations reporting, amounts for prior periods are retrospectively reclassified as discontinued operations. Prior to January 1, 2015, components were identified as discontinued operations if the operations and cash flows of the component had been or would be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company would not have any significant continuing involvement in the operations of the component after the disposal transaction. For transactions occurring January 1, 2015 or later, under updated guidance issued by the Financial Accounting Standards Board, components are identified as discontinued operations if they are a major part of an entity's operations and financial results such as a separate major line of business or a separate major geographical area of operations regardless of whether the Company has significant continuing involvement in the operations of the component after the disposal transaction. For information on the specific businesses and related impacts, see Note 12 - Discontinued Operations and Business Dispositions of Notes to Consolidated Financial Statements.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

FINANCIAL INSTRUMENTS

In January 2016, the Financial Accounting Standards Board ("FASB") issued updated guidance for the recognition and measurement of financial instruments. The new guidance will require investments in equity securities to be measured at fair value with changes in fair value reported in net income except for those equity securities that result in consolidation or are accounted for under the equity method of accounting. The new guidance will also require a deferred tax asset resulting from net unrealized losses on available-for-sale fixed maturities that are recognized in accumulated other comprehensive income ("OCI") to be evaluated for recoverability in combination with the Company's other deferred tax assets. Under existing guidance, the Company measures investments in equity securities, available-for-sale, at fair value with changes in fair value reported in OCI. As required, the Company will adopt the guidance effective January 1, 2018 through a cumulative effect adjustment to retained earnings. Early adoption is not allowed. The impact to the Company will be increased volatility in net income beginning in 2018. Any difference in the evaluation of deferred tax assets may also affect stockholders equity. Cash flows will not be affected. The impact will depend on the composition of the Company's investment portfolio in the future and changes in fair value of the Company's investments. As of December 31, 2015, equity securities available-for-sale totaled $178, with no unrealized gains or losses in accumulated OCI. Had the new accounting guidance been in place since the beginning of 2015, the Company would have recognized mark-to-market unrealized losses of $6 after-tax in net income for the year ended December 31, 2015.

CONSOLIDATION

The FASB issued updated consolidation guidance. The updates revise existing guidance for when to consolidate VIEs and general partners' investments in limited partnerships, end the deferral granted for applying the VIE guidance to certain investment companies, and reduce the number of circumstances where a decision maker's or service provider's fee arrangement is deemed to be a variable interest in an entity. The updates also modify consolidation guidance for determining whether limited partnerships are VIEs or voting interest entities. This guidance is effective January 1, 2016, and may be applied fully retrospectively or through a cumulative effect adjustment to retained earnings as of the adoption (modified retrospective approach). The Company will adopt the guidance using a modified retrospective approach effective as of January 1, 2016 and in the first quarter of 2016 will increase invested assets and other liabilities by an equal amount of less than $80, with no impact to net income, equity, or cash flows.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REVENUE RECOGNITION

The FASB issued updated guidance for recognizing revenue. The guidance excludes insurance contracts and financial instruments. Revenue is to be recognized when, or as, goods or services are transferred to customers in an amount that reflects the consideration that an entity is expected to be entitled in exchange for those goods or services, and this accounting guidance is similar to current accounting for many transactions. This guidance is effective retrospectively on January 1, 2018, with a choice of restating prior periods or recognizing a cumulative effect for contracts in place as of the adoption. Early adoption is permitted as of January 1, 2017. The Company has not yet determined its method for adoption or estimated the effect of the adoption on the Company's Consolidated Financial Statements.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are as follows:

SEGMENT INFORMATION

The Company has no reportable segments and is comprised of the run-off operations of annuity, and institutional and private-placement life insurance businesses. See Note 12 - Discontinued Operations and Business Dispositions of Notes to Consolidated Financial Statements for further discussion of life and annuity businesses sold. The Company's determination that it has no reportable segments is based on the fact that the Company's chief operating decision maker reviews the Company's financial performance at a consolidated level.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for variable annuity and other universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. A deferred tax provision is recorded for the tax effects of differences between the Company's current taxable income and its income before tax under generally accepted accounting principles in the Consolidated Statements of Operations. For deferred tax assets, the Company records a valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized.

The Company is included in The Hartford's consolidated U.S. Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Participating dividends to policyholders are accrued and reported in other liabilities using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and an increase to a liability.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

OVERVIEW

The Company's investments in fixed maturities include bonds, structured securities, redeemable preferred stock and commercial paper. Most of these investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as available-for-sale ("AFS") and are carried at fair value. The after-tax difference between fair value and cost or amortized cost is reflected in stockholders' equity as a component of Accumulated Other Comprehensive Income (Loss) ("AOCI"), after adjustments for the effect of deducting certain life and annuity deferred policy acquisition costs and reserve adjustments. Also included in equity securities, AFS are certain equity securities for which the Company elected the fair value option. These equity securities are carried at fair value with changes in value recorded in realized capital gains and losses. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value with changes in value recorded in realized capital gains and losses on the Company's Consolidated Statements of Operations. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value and accounted for under the equity method with the Company's share of earnings included in net investment income. Recognition of income related to limited partnerships and other alternative investments is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds on a one-month delay. Accordingly, income for the years ended December 31, 2015, 2014 and 2013 may not include the full impact of current year changes in valuation of the underlying assets and liabilities of the funds, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivative instruments which are carried at fair value.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in fixed maturities and equity securities for which the fair value option was elected, and derivatives contracts (both free-standing and embedded) that do not qualify or are not designated as a hedge for accounting purposes, ineffectiveness on derivatives that qualify for hedge accounting treatment, and the change in value of derivatives in certain fair-value hedge relationships and their associated hedged asset. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company's impairment and mortgage loan valuation allowance policies as discussed in Note 3 - Investments and Derivative Instruments of Notes to Consolidated Financial Statements. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees and make-whole payments on fixed maturities and mortgage loans are recorded in net investment income when earned. For equity securities, dividends will be recognized as investment income on the ex-dividend date. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company's share of earnings. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2015, 2014 and 2013.

DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of over-the-counter ("OTC") derivative investments, including transactions cleared through a central clearing house ("OTC-cleared"), and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, commodity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into synthetic replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, little to no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.


                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date. The contracts may reference commodities, which grant the purchaser the right to either purchase from or sell to the issuer commodities at a specified price, within a specified period or on a stated date. Option contracts are typically settled in cash.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions conducted in insurance company subsidiaries are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value and are reported in Other Investments and Other Liabilities. For balance sheet presentation purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset.

The Company also clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. For information on collateral, see the derivative collateral arrangements section in Note 3 -Investments and Derivative Instruments of Notes to Consolidated Financial Statements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income. The Company has also elected to offset the fair value amounts, income accruals and related cash collateral receivables and payables of OTC-cleared derivative instruments based on clearing house agreements.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.

FAIR VALUE HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings as net realized capital gains and losses with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.

CASH FLOW HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NET INVESTMENT IN A FOREIGN OPERATION HEDGES

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values, cash flows or net investment in foreign operations of hedged items. Hedge effectiveness is assessed primarily using quantitative methods as well as using qualitative methods. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the qualifying criteria are no longer met; (2) the derivative is no longer designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. Changes in the fair value of the hedged item attributable to the hedged risk is no longer adjusted through current period earnings and the existing basis adjustment is amortized to earnings over the remaining life of the hedged item through the applicable earnings component associated with the hedged item.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and has previously issued financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

CREDIT RISK

Credit risk is defined as the risk of financial loss due to uncertainty of an obligor's or counterparty's ability or willingness to meet its obligations in accordance with agreed upon terms. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. The Company generally requires that OTC derivative contracts, other than certain forward contracts, be governed by International Swaps and Derivatives Association ("ISDA") agreements which are structured by legal entity and by counterparty, and permit right of offset. These agreements require daily collateral settlement based upon agreed upon thresholds. For purposes of daily derivative collateral maintenance, credit exposures are generally quantified based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of the derivatives exceed the contractual thresholds. For the Company's domestic derivative programs, the maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. OTC-cleared derivatives are governed by clearing house rules. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations.

CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.

REINSURANCE

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.

Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of any necessary allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company. The Company entered into two reinsurance transactions upon completion of the sales of its Retirement Plans and Individual Life businesses in 2013. For further discussion of these transactions, see Note 4 -Reinsurance and Note 12 - Discontinued Operations and Business Dispositions of Notes to Consolidated Financial Statements.

DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs ("DAC") represent costs that are directly related to the acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. Such costs primarily include commissions, premium taxes, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully issued contracts.

For life insurance products, the DAC asset related to most universal life-type contracts (including variable annuities) is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets such as sales inducement assets ("SIA"). Components of EGPs are also used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, life-contingent guaranteed minimum withdrawal and universal life insurance secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

For most life insurance product contracts, including variable annuities, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; full surrender and partial withdrawal rates; interest margin; mortality; and the extent and duration of hedging activities and hedging costs.

The Company determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter. Through a consideration of recent market returns, the Company will unlock ("Unlock"), or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps. This Unlock for future separate account returns is determined each quarter.

In the fourth quarter of 2015, the Company completed a comprehensive policyholder behavior assumption study which resulted in a non-market related after-tax expense and incorporated the results of that study into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and will revise its policyholder assumptions if credible emerging data indicates that changes are warranted. The Company will continue to evaluate its assumptions related to policyholder behavior as initiatives to reduce the size of the variable annuity business are implemented by management. Upon completion of an annual assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, and SIA amortization models, as well as, the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company records the variable account value portion of variable annuity and variable life insurance products and institutional and governmental investment contracts within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by change in the related liability with changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including guaranteed minimum death benefit ("GMDB"), guaranteed minimum income benefit ("GMIB") and guaranteed minimum withdrawal benefit ("GMWB") riders offered with variable annuity contracts, or secondary guarantee benefits offered with universal life insurance contracts. GMWBs that represent embedded derivatives are accounted for at fair value. Universal life insurance secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. For the Company's GMWB products, the withdrawal benefit can exceed the guaranteed remaining balance ("GRB"), which is generally equal to premiums less withdrawals. These GMDBs, GMIBs, the life-contingent portion of the GMWBs and the universal life insurance secondary guarantees require an additional liability to be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected fees. The liability is accrued as actual fees are earned. The expected present value of benefits and fees are generally derived from a set of stochastic scenarios, that have been calibrated to our RTM separate account returns, and assumptions including market rates of return, volatility, discount rates, lapse rates and mortality experience. Consistent with the Company's policy on the Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the Unlock, see the Deferred Policy Acquisition Costs accounting policy section within this footnote.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Company reinsures a portion of its in-force GMDB and all of its universal life insurance secondary guarantees and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT
EXPENSES

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

Other policyholder funds and benefits payable consist of non-variable account values associated with variable annuity and other universal life-type contracts and investment contracts.

Investment contracts consist of institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date.

FOREIGN CURRENCY

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income (loss). The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies. Gains and losses resulting from the remeasurement of foreign currency transactions are reflected in earnings in realized capital gains (losses) in the period in which they occur.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS

Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Financial instruments carried at fair value in the Company's Consolidated Financial Statements include fixed maturity and equity securities, AFS; fixed maturities and equity securities, FVO; short-term investments; freestanding and embedded derivatives; certain limited partnerships and other alternative investments; separate account assets and certain other liabilities. The Company's estimates of fair value for financial assets and financial liabilities are based on the framework established in the fair value accounting guidance. The framework is based on the inputs used in valuation, gives the highest priority to quoted prices in active markets and requires that observable inputs be used in the valuations when available. The Company categorizes its assets and liabilities measured at estimated fair value based on whether the significant inputs into the valuation are observable. The fair value hierarchy categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 or 3).

Level 1 Unadjusted quoted prices for identical assets, or liabilities, in active markets that the Company has the ability to access at the measurement date.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability, or prices for similar assets and liabilities.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs, as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

The following tables present assets and (liabilities) carried at fair value by hierarchy level.

                                                                                           DECEMBER 31, 2015
                                                                    ---------------------------------------------------------------
                                                                                     QUOTED PRICES
                                                                                       IN ACTIVE       SIGNIFICANT      SIGNIFICANT
                                                                                      MARKETS FOR      OBSERVABLE      UNOBSERVABLE
                                                                                   IDENTICAL ASSETS      INPUTS           INPUTS
                                                                        TOTAL          (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                                                    ------------   ----------------  ---------------   ------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A RECURRING BASIS
Fixed maturities, AFS
   Asset backed securities ("ABS")                                  $        846   $             --  $           841   $          5
   Collateralized debt obligations ("CDOs")                                1,408                 --            1,078            330
   Commercial mortgage-backed securities ("CMBS")                          1,964                 --            1,902             62
   Corporate                                                              15,175                 --           14,641            534
   Foreign government/government agencies                                    331                 --              314             17
   States, municipalities and political subdivisions ("Municipal")         1,132                 --            1,083             49
   Residential mortgage-backed securities ("RMBS")                         1,503                 --              875            628
   U.S. Treasuries                                                         2,298                123            2,175             --
                                                                    ------------   ----------------  ---------------   ------------
Total fixed maturities                                                    24,657                123           22,909          1,625
Fixed maturities, FVO                                                        165                  1              162              2
Equity securities, trading [1]                                                11                 11               --             --
Equity securities, AFS                                                       459                396               25             38
Derivative assets
   Credit derivatives                                                          7                 --                7             --
   Foreign exchange derivatives                                                4                 --                4             --
   Interest rate derivatives                                                  54                 --               54             --
   GMWB hedging instruments                                                  111                 --               27             84
   Macro hedge program                                                        74                 --               --             74
                                                                    ------------   ----------------  ---------------   ------------
Total derivative assets [2]                                                  250                 --               92            158
Short-term investments                                                       572                131              441             --
Reinsurance recoverable for GMWB                                              83                 --               --             83
Modified coinsurance reinsurance contracts                                    79                 --               79             --
Separate account assets [3]                                              118,163             78,099           39,559            505
                                                                    ------------   ----------------  ---------------   ------------
TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON A RECURRING BASIS       $    144,439   $         78,761  $        63,267   $      2,411
                                                                    ------------   ----------------  ---------------   ------------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A RECURRING BASIS

Other policyholder funds and benefits payable
   GMWB                                                             $       (262)  $             --  $            --   $       (262)
   Equity linked notes                                                       (26)                --               --            (26)
                                                                    ------------   ----------------  ---------------   ------------
Total other policyholder funds and benefits payable                         (288)                --               --           (288)
Derivative liabilities
   Credit derivatives                                                         (7)                --               (7)            --
   Equity derivatives                                                         41                 --               41             --
   Foreign exchange derivatives                                             (376)                --             (376)            --
   Interest rate derivatives                                                (431)                --             (402)           (29)
   GMWB hedging instruments                                                   47                 --               (4)            51
   Macro hedge program                                                        73                 --               --             73
                                                                    ------------   ----------------  ---------------   ------------
Total derivative liabilities [4]                                            (653)                --             (748)            95
                                                                    ------------   ----------------  ---------------   ------------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A RECURRING BASIS  $       (941)  $             --  $          (748)  $       (193)
                                                                    ------------   ----------------  ---------------   ------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)


                                                                                           DECEMBER 31, 2014
                                                                    ---------------------------------------------------------------
                                                                                     QUOTED PRICES
                                                                                       IN ACTIVE       SIGNIFICANT      SIGNIFICANT
                                                                                      MARKETS FOR      OBSERVABLE      UNOBSERVABLE
                                                                                   IDENTICAL ASSETS      INPUTS           INPUTS
                                                                        TOTAL          (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                                                    ------------   ----------------  ---------------   ------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A RECURRING BASIS
Fixed maturities, AFS
   ABS                                                              $      1,171   $             --  $         1,089   $         82
   CDOs                                                                    1,148                 --              788            360
   CMBS                                                                    1,887                 --            1,768            119
   Corporate                                                              15,742                 --           15,096            646
   Foreign government/government agencies                                    602                 --              572             30
   Municipal                                                               1,052                 --              998             54
   RMBS                                                                    1,857                 --            1,123            734
   U.S. Treasuries                                                         1,977                 72            1,905             --
                                                                    ------------   ----------------  ---------------   ------------
Total fixed maturities                                                    25,436                 72           23,339          2,025
Fixed maturities, FVO                                                        280                 --              196             84
Equity securities, trading [1]                                                11                 11               --             --
Equity securities, AFS                                                       514                411               55             48
Derivative assets
   Credit derivatives                                                          3                 --                5             (2)
   Equity derivatives                                                          2                 --               --              2
   Foreign exchange derivatives                                               (1)                --               (1)            --
   Interest rate derivatives                                                 123                 --              123             --
   GMWB hedging instruments                                                  119                 --                5            114
   Macro hedge program                                                        93                 --               --             93
                                                                    ------------   ----------------  ---------------   ------------
Total derivative assets [2]                                                  339                 --              132            207
Short-term investments                                                     2,162                199            1,963             --
Reinsurance recoverable for GMWB                                              56                 --               --             56
Modified coinsurance reinsurance contracts                                    34                 --               34             --
Separate account assets [3]                                              132,198             91,524           40,096            578
                                                                    ------------   ----------------  ---------------   ------------
TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON A RECURRING BASIS       $    161,030   $         92,217  $        65,815   $      2,998
                                                                    ------------   ----------------  ---------------   ------------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A RECURRING BASIS
Other policyholder funds and benefits payable
   GMWB                                                             $       (139)  $             --  $            --   $       (139)
   Equity linked notes                                                       (26)                --               --            (26)
                                                                    ------------   ----------------  ---------------   ------------
Total other policyholder funds and benefits payable                         (165)                --               --           (165)
Derivative liabilities
   Credit derivatives                                                         --                 --                1             (1)
   Equity derivatives                                                         28                 --               25              3
   Foreign exchange derivatives                                             (444)                --             (444)            --
   Interest rate derivatives                                                (409)                --             (382)           (27)
   GMWB hedging instruments                                                   55                 --               (1)            56
   Macro hedge program                                                        48                 --               --             48
                                                                    ------------   ----------------  ---------------   ------------
Total derivative liabilities [4]                                            (722)                --             (801)            79
Consumer notes [5]                                                            (3)                --               --             (3)
                                                                    ------------   ----------------  ---------------   ------------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A RECURRING BASIS  $       (890)  $             --  $          (801)  $        (89)
                                                                    ------------   ----------------  ---------------   ------------

----------
[1]   INCLUDED IN OTHER INVESTMENTS ON THE CONSOLIDATED BALANCE SHEETS.
[2] INCLUDES OTC AND OTC-CLEARED DERIVATIVE INSTRUMENTS IN A NET POSITIVE FAIR VALUE POSITION AFTER CONSIDERATION OF THE ACCRUED INTEREST AND IMPACT OF COLLATERAL POSTING REQUIREMENTS WHICH MAY BE IMPOSED BY AGREEMENTS, CLEARING HOUSE RULES, AND APPLICABLE LAW. AS OF DECEMBER 31, 2015 AND DECEMBER 31, 2014, $271 AND $399, RESPECTIVELY, OF CASH COLLATERAL LIABILITY WAS NETTED AGAINST THE DERIVATIVE ASSET VALUE IN THE CONSOLIDATED BALANCE SHEETS AND IS EXCLUDED FROM THE PRECEDING TABLE. SEE FOOTNOTE 4 FOR DERIVATIVE LIABILITIES.
[3] APPROXIMATELY $1.8 BILLION AND $2.5 BILLION OF INVESTMENT SALES RECEIVABLE, AS OF DECEMBER 31, 2015 AND 2014, RESPECTIVELY, ARE EXCLUDED FROM THIS DISCLOSURE REQUIREMENT BECAUSE THEY ARE TRADE RECEIVABLES IN THE ORDINARY COURSE OF BUSINESS WHERE THE CARRYING AMOUNT APPROXIMATES FAIR VALUE.
[4] INCLUDES OTC AND OTC-CLEARED DERIVATIVE INSTRUMENTS IN A NET NEGATIVE FAIR MARKET VALUE POSITION (DERIVATIVE LIABILITY) AFTER CONSIDERATION OF THE ACCRUED INTEREST AND IMPACT OF COLLATERAL POSTING REQUIREMENTS WHICH MAY BE IMPOSED BY AGREEMENTS, CLEARING HOUSE RULES AND APPLICABLE LAW. IN THE FOLLOWING LEVEL 3 ROLL FORWARD TABLE IN THIS NOTE 2, THE DERIVATIVE ASSETS AND LIABILITIES ARE REFERRED TO AS "FREESTANDING DERIVATIVES" AND ARE PRESENTED ON A NET BASIS.
[5] REPRESENTS EMBEDDED DERIVATIVES ASSOCIATED WITH NON-FUNDING AGREEMENT-BACKED CONSUMER EQUITY-LINKED NOTES.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

VALUATION TECHNIQUES, PROCEDURES AND CONTROLS

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters.

The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting, and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups under the Valuation Committee, a Securities Fair Value Working Group ("Securities Working Group") and a Derivatives Fair Value Working Group ("Derivatives Working Group"), which include various investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes.

The Company also has an enterprise-wide Operational Risk Management function, led by the Chief Operational Risk Officer, which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company's operational risk management program. This includes model risk management which provides an independent review of the suitability, characteristics and reliability of model inputs; as well as, an analysis of significant changes to current models.

FIXED MATURITIES, EQUITY SECURITIES, AND SHORT-TERM INVESTMENTS

The fair value of fixed maturities, equity securities, and short-term investments in an active and orderly market (e.g., not distressed or forced liquidation) are determined by management using a "waterfall" approach after considering the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most fixed maturities do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third-party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk, including liquidity and credit.

Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

The Company utilizes an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The Company's process is similar to the third-party pricing services. The Company develops credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price.

The Securities Working Group performs ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analyses and is overseen by investment and accounting professionals. As a part of these analyses, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

The Company conducts other specific monitoring controls around pricing. Daily analyses identify price changes over 3% for fixed maturities and 5% for equity securities and trade prices for both debt and equity securities that differ over 3% to the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that have not changed, and missing prices. Also on a monthly basis, a second source validation is performed on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differ from what the Company feels a market participant would use. Examples of other procedures performed include, but are not limited to, initial and on-going review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded and OTC-cleared derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2015 and 2014, 94% and 95%, respectively, of derivatives, based upon notional values, were priced by valuation models, including discounted cash flow models and option-pricing models that utilize present value techniques, or quoted market prices. The remaining derivatives were priced by broker quotations.

The Derivatives Working Group performs ongoing analyses of the valuations, assumptions and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. On a daily basis, market valuations are compared to counterparty valuations for OTC derivatives. There are monthly analyses to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in the Level 3 rollforward may be offset by realized and unrealized gains and losses of the associated assets and liabilities in other line items of the financial statements.

VALUATION INPUTS FOR INVESTMENTS

For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, money market funds, exchange-traded equity securities, open-ended mutual funds, short-term investments, and exchange traded futures and option contracts, valuations are based on quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For the Company's Level 2 and 3 debt securities, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is included in the following discussion:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets, as well as derivative instruments.

             - ABS, CDOS, CMBS AND RMBS - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. ABS and RMBS prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. These estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

             - CORPORATES, INCLUDING INVESTMENT GRADE PRIVATE PLACEMENTS - Primary inputs also include observations of credit default swap curves related to the issuer.

             - FOREIGN GOVERNMENT/GOVERNMENT AGENCIES--Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging market economies.

             - MUNICIPALS - Primary inputs also include Municipal Securities Rulemaking Board reported trades and material event notices, and issuer financial statements.

             - SHORT-TERM INVESTMENTS - Primary inputs also include material event notices and new issue money market rates.

             - CREDIT DERIVATIVES - Primary inputs include the swap yield curve and credit default swap curves.

             - FOREIGN EXCHANGE DERIVATIVES - Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

             - INTEREST RATE DERIVATIVES - Primary input is the swap yield curve.

             - EQUITY DERIVATIVES - Primary inputs include equity index levels.

Level 3 Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by sub-prime loans. Also included in Level 3 are securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in the preceding noted Level 2 measurements, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third party pricing services, including certain municipal securities, foreign government/government agency securities, and bank loans. Primary inputs for these long-dated securities are consistent with the typical inputs used in the preceding noted Level 1 and Level 2 measurements, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Significant inputs for Level 3 derivative contracts primarily include the typical inputs used in the preceding noted Level 1 and Level 2 measurements; but also include equity and interest rate volatility and swap yield curves beyond observable limits, and commodity price curves. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations.

TRANSFERS BETWEEN LEVELS

Transfers of securities among the levels occur at the beginning of the reporting period. The amount of transfers from Level 1 to Level 2 was $711 and $1.4 billion, for the years ended December 31, 2015 and 2014, respectively, which represented previously on-the-run U.S. Treasury securities that are now off-the-run. For the years ended December 31, 2015 and 2014, there were no transfers from Level 2 to Level 1. See the fair value roll-forward tables for the years ended December 31, 2015 and 2014, for the transfers into and out of Level 3.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 ASSETS MEASURED AT FAIR VALUE

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. The tables exclude ABS, CRE CDOs, index options and certain corporate securities for which fair values are predominately based on broker quotations.

                                                                AS OF DECEMBER 31, 2015
                   -----------------------------------------------------------------------------------------------------------------
SECURITIES                                                                           UNOBSERVABLE INPUTS
-----------------  -----------------------------------------------------------------------------------------------------------------
ASSETS
ACCOUNTED FOR
AT FAIR VALUE ON               PREDOMINANT                                                            WEIGHTED       IMPACT OF
A RECURRING         FAIR        VALUATION                                                             AVERAGE   INCREASE IN INPUT ON
BASIS               VALUE       TECHNIQUE      SIGNIFICANT UNOBSERVABLE INPUT   MINIMUM    MAXIMUM      [1]       FAIR VALUE [2]
-----------------  -------  -----------------  ------------------------------  ---------  ---------   --------  --------------------
CMBS [3]           $    61   Discounted cash         Spread (encompasses         31bps    1,505bps     230bps         Decrease
                                  flows         prepayment, default risk and
                                                      loss severity)

Corporate [3]          213   Discounted cash               Spread                63bps     800bps      290bps         Decrease
                                  flows

Municipal [3]           31   Discounted cash               Spread               193bps     193bps      193bps         Decrease
                                  flows

RMBS                   628   Discounted cash               Spread                30bps    1,696bps     172bps         Decrease
                                  flows

                                                  Constant prepayment rate            --%        20%         3%     Decrease [4]
                                                   Constant default rate               1%        10%         6%       Decrease
                                                        Loss severity                 --%       100%        79%       Decrease

                                                   AS OF DECEMBER 31, 2014

CMBS               $   119   Discounted cash        Spread (encompasses          46bps    2,475bps     284bps         Decrease
                                  flows         prepayment, default risk and
                                                       loss severity)

Corporate [3]          324   Discounted cash               Spread               123bps     765bps      267bps         Decrease
                                  flows

Municipal [3]           32   Discounted cash               Spread               212bps     212bps      212bps         Decrease
                                  flows

RMBS                   734   Discounted cash               Spread                23bps    1,904bps     141bps         Decrease
                                  flows

                                                  Constant prepayment rate            --%         7%         3%     Decrease [4]
                                                   Constant default rate               1%        14%         7%       Decrease
                                                        Loss severity                 --%       100%        78%       Decrease

----------
[1] THE WEIGHTED AVERAGE IS DETERMINED BASED ON THE FAIR VALUE OF THE
    SECURITIES.
[2] CONVERSELY, THE IMPACT OF A DECREASE IN INPUT WOULD HAVE THE OPPOSITE IMPACT
    TO THE FAIR VALUE AS THAT PRESENTED IN THE PRECEDING TABLE.
[3] LEVEL 3 CMBS, CORPORATE AND MUNICIPAL SECURITIES EXCLUDES THOSE FOR WHICH
    THE COMPANY BASES FAIR VALUE ON BROKER QUOTATIONS AS NOTED IN THE FOLLOWING DISCUSSION.
[4] DECREASE FOR ABOVE MARKET RATE COUPONS AND INCREASE FOR BELOW MARKET RATE
    COUPONS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

                                                                   AS OF DECEMBER 31, 2015
                            ---------------------------------------------------------------------------------------------
FREESTANDING DERIVATIVES                                                              UNOBSERVABLE INPUTS
--------------------------  ---------------------------------------------------------------------------------------------
                                        PREDOMINANT                                                         IMPACT OF
                             FAIR        VALUATION           SIGNIFICANT                                INCREASE IN INPUT
                             VALUE       TECHNIQUE        UNOBSERVABLE INPUT      MINIMUM    MAXIMUM   ON FAIR VALUE [1]
                            -------  ----------------  ------------------------  ---------  ---------  ------------------
Interest rate derivatives
                                        Discounted           Swap curve
  Interest rate swaps           (30)    cash flows         beyond 30 years               3%         3%      Decrease
GMWB hedging instruments
  Equity variance swaps         (31)   Option model       Equity volatility             19%        21%      Increase
  Equity options                 35    Option model       Equity volatility             27%        29%      Increase
                                        Discounted
  Customized swaps              131     cash flows        Equity volatility             10%        40%      Increase

Macro hedge program
  Equity options [2]            179    Option model       Equity volatility             14%        28%      Increase

                                                             AS OF DECEMBER 31, 2014

Interest rate derivatives
                                        Discounted            Swap curve
  Interest rate swaps           (29)    cash flows          beyond 30 years              3%         3%      Decrease
  Interest rate swaptions         2    Option Model    Interest rate volatility          1%         1%      Increase

GMWB hedging instruments
  Equity options                 46    Option model       Equity volatility             22%        34%      Increase
                                        Discounted
  Customized swaps              124     cash flows        Equity volatility             10%        40%      Increase

Macro hedge program
  Equity options                141    Option model       Equity volatility             27%        28%      Increase

----------
[1] CONVERSELY, THE IMPACT OF A DECREASE IN INPUT WOULD HAVE THE OPPOSITE IMPACT
    TO THE FAIR VALUE AS THAT PRESENTED IN THE TABLE. CHANGES ARE BASED ON LONG POSITIONS, UNLESS OTHERWISE NOTED. CHANGES IN FAIR VALUE WILL BE INVERSELY IMPACTED FOR SHORT POSITIONS.
[2] LEVEL 3 MACRO HEDGE DERIVATIVES EXCLUDES THOSE FOR WHICH THE COMPANY BASES
    FAIR VALUE ON BROKER QUOTATIONS AS NOTED IN THE FOLLOWING DISCUSSION.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include ABS, CDOs, index options and corporate. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the year ended, December 31, 2015, no significant adjustments were made by the Company to broker prices received.

PRODUCT DERIVATIVES

The Company formerly offered and subsequently reinsured certain variable annuity products with GMWB riders. Also, through reinsurance from HLIKK, the Company formerly assumed GMWB, GMIB and guaranteed minimum accumulation benefit ("GMAB") riders. Concurrent with the sale of HLIKK, HLIKK recaptured certain risks that had been reinsured to the Company and HLAI by terminating or modifying intercompany agreements. Upon closing, HLIKK is responsible for all liabilities of the recaptured business. For further discussion on the sale, see Note 12 - Discontinued Operations and Business Dispositions of Notes to Consolidated Financial Statements.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

The GMWB provides the policyholder with a GRB which is generally equal to premiums less withdrawals. If the policyholder's account value is reduced a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. Certain contract provisions can increase the GRB at contract holder election or after the passage of time. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds. The notional value of the embedded derivative is the GRB.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

Effective April 1, 2014, HLAI, terminated its reinsurance agreement with an affiliated captive reinsurer and recaptured all reinsurance risks. For further information regarding this reinsurance agreement, see Note 10 -Transactions with Affiliates of Notes to Consolidated Financial Statements.

GMWB REINSURANCE DERIVATIVE

The Company has reinsurance arrangements in place to transfer a portion of its risk of loss due to GMWB. These arrangements are recognized as derivatives and carried at fair value in reinsurance recoverables. Changes in the fair value of the reinsurance agreements are reported in net realized capital gains and losses.

The fair value of the GMWB reinsurance derivative is calculated as an aggregation of the components described in the Living Benefits Required to be Fair Valued discussion below and is modeled using significant unobservable policyholder behavior inputs, identical to those used in calculating the underlying liability, such as lapses, fund selection, resets and withdrawal utilization and risk margins.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Fair values for GMWBs classified as embedded derivatives are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of these GMWBs and the related reinsurance and customized freestanding derivatives are calculated as an aggregation of the following components: Best Estimate Claim Payments; Credit Standing Adjustment; and Margins. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer to or receive from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component described in the following discussion is unobservable in the marketplace and requires subjectivity by the Company in determining its value. Oversight of the Company's valuation policies and processes for product and GMWB reinsurance derivatives is performed by a multidisciplinary group comprised of finance, actuarial and risk management professionals. This multidisciplinary group reviews and approves changes and enhancements to the Company's valuation model as well as associated controls.

BEST ESTIMATE CLAIMS COSTS

The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments regarding a number of variables. These variables include expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates, and assumptions about policyholder behavior which emerge over time.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

At each valuation date, the Company assumes expected returns based on:

     - risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

     - market implied volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

     - correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

     -   three years of history for fund regression.

On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates, equity indices and the blend of implied equity index volatilities. The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. In addition, the Company will continue to evaluate policyholder behavior assumptions should we implement initiatives to reduce the size of the variable annuity business. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company's annual comprehensive study to refine its estimate of future gross profits.

CREDIT STANDING ADJUSTMENT

This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled. The Company incorporates a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. For the years ended December 31, 2015, 2014 and 2013, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized gains (losses) of $(2), $41 and $492, respectively. As of December 31, 2015 and 2014, the credit standing adjustment was $0 and $1, respectively.

MARGINS

The behavior risk margin adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for total pre-tax realized gains (losses) of $(42), $31 and $28 for the years ended December 31, 2015, 2014 and 2013. As of December 31, 2015 and 2014 the behavior risk margin was $45 and $74, respectively.

In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains (losses) of approximately $(18), $(5) and $11 for the years ended December 31, 2015, 2014 and 2013, respectively.

The following table provides quantitative information about the significant unobservable inputs and is applicable to all of the GMWB embedded derivative and the GMWB reinsurance derivative for the years ended December 31, 2015 and 2014.


                                                                                       UNOBSERVABLE INPUTS
                                                                   ----------------------------------------------------------
                                                                                              IMPACT OF INCREASE IN INPUT
SIGNIFICANT UNOBSERVABLE INPUT                                       MINIMUM    MAXIMUM      ON FAIR VALUE MEASUREMENT [1]
-----------------------------------------------------------------  ----------  ---------  -----------------------------------
Withdrawal Utilization [2]                                                 20%       100%             Increase
Withdrawal Rates [3]                                                       --%         8%             Increase
Lapse Rates [4]                                                            --%        75%             Decrease
Reset Elections [5]                                                        20%        75%             Increase
Equity Volatility [6]                                                      10%        40%             Increase

----------
[1] CONVERSELY, THE IMPACT OF A DECREASE IN INPUT WOULD HAVE THE OPPOSITE IMPACT TO THE FAIR VALUE AS THAT PRESENTED IN THE TABLE.
[2] RANGE REPRESENTS ASSUMED CUMULATIVE PERCENTAGES OF POLICYHOLDERS TAKING WITHDRAWALS.
[3] RANGE REPRESENTS ASSUMED CUMULATIVE ANNUAL AMOUNT WITHDRAWN BY POLICYHOLDERS. [4] RANGE REPRESENTS ASSUMED ANNUAL PERCENTAGES OF FULL SURRENDER OF THE UNDERLYING VARIABLE ANNUITY CONTRACTS ACROSS ALL POLICY DURATIONS FOR IN FORCE BUSINESS.
[5] RANGE REPRESENTS ASSUMED CUMULATIVE PERCENTAGES OF POLICYHOLDERS THAT WOULD ELECT TO RESET THEIR GUARANTEED BENEFIT BASE.
[6] RANGE REPRESENTS IMPLIED MARKET VOLATILITIES FOR EQUITY INDICES BASED ON MULTIPLE PRICING SOURCES.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

Generally a change in withdrawal utilization assumptions would be accompanied by a directionally opposite change in lapse rate assumptions, as the behavior of policyholders that utilize GMWB riders is typically different from policyholders that do not utilize these riders.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. Separate account assets classified as Level 3 primarily include limited partnerships in which fair value represents the separate account's share of the fair value of the equity in the investment ("net asset value") and are classified in level 3 based on the Company's ability to redeem its investment.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The following tables provide fair value roll forwards for the year ended December 31, 2015, for financial instruments classified as Level 3.

                                                                FIXED MATURITIES, AFS
                                       -------------------------------------------------------------------------------
                                                                               FOREIGN
                                                                                GOVT./                      TOTAL FIXED    FIXED
                                                                                GOVT.                       MATURITIES, MATURITIES,
ASSETS                                   ABS    CDOS      CMBS    CORPORATE   AGENCIES  MUNICIPAL   RMBS       AFS         FVO
-------------------------------------  ------  ------   -------  ----------  ---------  ---------  -------  ----------  -----------
Fair value as of January 1, 2015       $   82  $  360   $   119  $      646  $      30  $      54  $   734  $    2,025  $        84
Total realized/unrealized gains
 (losses)
   Included in net income [1] [2]          --      (1)       --         (18)        --         --       (2)        (21)          (5)
   Included in OCI [3]                     (2)      3        (5)        (38)        (3)        (5)      (2)        (52)           1
Purchases                                  22      --        18          45          5         --      154         244            6
Settlements                                --     (26)      (36)        (21)        (3)        --     (126)       (212)         (23)
Sales                                      (6)     --        (3)        (43)       (15)        --     (127)       (194)         (50)
Transfers into Level 3 [4]                  1      --         4          99          3         --       16         123           --
Transfers out of Level 3 [4]              (92)     (6)      (35)       (136)        --         --      (19)       (288)         (11)
                                       ------  ------   -------  ----------  ---------  ---------  -------  ----------  -----------
FAIR VALUE AS OF DECEMBER 31, 2015     $    5  $  330   $    62  $      534  $      17  $      49  $   628  $    1,625  $         2
                                       ------  ------   -------  ----------  ---------  ---------  -------  ----------  -----------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31,2015 [2] [6]              $   --  $   (1)   $   (1) $      (17) $      --  $      --  $    (3) $      (22) $        (3)
                                       ------  ------   -------  ----------  ---------  ---------  -------  ----------  -----------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

                                                                            FREESTANDING DERIVATIVES [5]
                                              ------------------------------------------------------------------------------------
                                                                                                                       TOTAL FREE-
                                    EQUITY                                                                   MACRO       STANDING
                                  SECURITIES                                      INTEREST      GMWB         HEDGE     DERIVATIVES
ASSETS (LIABILITIES)                 AFS        CREDIT     COMMODITY    EQUITY      RATE       HEDGING      PROGRAM        [5]
--------------------------------  ----------  ----------  -----------  --------  ----------  -----------  -----------  -----------
Fair value as of January 1, 2015  $       48  $       (3) $        --  $      5  $      (27) $       170  $       141  $       286
Total realized/unrealized
  gains (losses)
  Included in net income [1] [2]          (5)          1           (3)        5          (1)         (16)         (41)         (55)
  Included in OCI [3]                      1          --                     --          --           --           --           --
Purchases                                 11          (8)                    --          --           --           47           39
Settlements                               (1)         --           (3)      (10)         (1)         (19)          --          (33)
Sales                                    (13)         --                     --          --           --           --           --
Transfers into Level 3 [4]                --          --            6        --          --           --           --            6
Transfers out of Level 3 [4]              (3)         10                     --          --           --           --           10
                                  ----------  ----------  -----------  --------  ----------  -----------  -----------  -----------
FAIR VALUE AS OF
  DECEMBER 31, 2015               $       38  $       --  $        --  $     --  $      (29) $       135  $       147  $       253
                                  ----------  ----------  -----------  --------  ----------  -----------  -----------  -----------
Changes in unrealized
  gains (losses) included
  in net income related to
  financial instruments
  still held at December 31,
  2015 [2] [6]                    $       (5) $       --  $        --  $     --  $       --  $        (5) $       (34) $       (39)
                                  ----------  ----------  -----------  --------  ----------  -----------  -----------  -----------

                                                                                     REINSURANCE RECOVERABLE
ASSETS                                                                                      FOR GMWB            SEPARATE ACCOUNTS
---------------------------------------------------------------------------------   -------------------------  -------------------
Fair value as of January 1, 2015                                                    $                      56  $               578
Total realized/unrealized gains (losses)
  Included in net income [1] [2]                                                                            9                   12
  Included in OCI [3]                                                                                      --                   (5)
Purchases                                                                                                  --                  394
Settlements                                                                                                18                  (19)
Sales                                                                                                      --                 (265)
Transfers into Level 3 [4]                                                                                 --                   12
Transfers out of Level 3 [4]                                                                               --                 (202)
                                                                                    -------------------------  -------------------
FAIR VALUE AS OF DECEMBER 31, 2015                                                  $                      83  $               505
                                                                                    -------------------------  -------------------
Changes in unrealized gains (losses) included in net income related to financial
  instruments still held at December 31, 2015 [2] [6]                               $                       9  $                11
                                                                                    -------------------------  -------------------

                                                                        OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE
                                                                       -----------------------------------------------
                                                                             GUARANTEED
                                                                             WITHDRAWAL              EQUITY LINKED       CONSUMER
LIABILITIES                                                                 BENEFITS [7]                 NOTES             NOTES
--------------------------------------------------------------------   ----------------------   ----------------------  ----------
Fair value as of January 1, 2015                                       $                 (139)  $                  (26) $       (3)
Total realized/unrealized gains (losses)
  Included in net income [1] [2]                                                          (59)                      --           3
Settlements                                                                               (64)                      --          --
FAIR VALUE AS OF DECEMBER 31, 2015                                     $                 (262)  $                  (26) $       --
                                                                       ----------------------   ----------------------  ----------
Changes in unrealized gains (losses) included in net income related
  to financial instruments still held at December 31, 2015 [2] [6]     $                  (59)  $                   --  $        3
                                                                       ----------------------   ----------------------  ----------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

The tables below provide a fair value roll forward for the year ended December 31, 2014, for the Level 3 financial instruments.

                                                                     FIXED MATURITIES, AFS
                                          ---------------------------------------------------------------------------
                                                                             FOREIGN
                                                                              GOVT./                      TOTAL FIXED     FIXED
                                                                              GOVT.                       MATURITIES,  MATURITIES,
ASSETS                                     ABS     CDOS    CMBS   CORPORATE  AGENCIES  MUNICIPAL   RMBS       AFS          FVO
----------------------------------------  ------  ------  ------  ---------  --------  ---------  ------  -----------  -----------
Fair value as of January 1, 2014          $  108  $  428  $  360  $     790  $     38  $      49  $  798   $    2,571  $       178
Total realized/unrealized gains (losses)
  Included in net income [1] [2]              --      11       6        (10)       (1)        --      11           17           17
  Included in OCI [3]                          2      (7)     (6)        16         5          6       4           20           --
Purchases                                     32       6      26         62         6         --     230          362           14
Settlements                                   (1)    (44)   (175)       (36)       (4)        --    (127)        (387)        (121)
Sales                                        (11)    (21)    (34)       (96)      (14)        (1)   (150)        (327)          (4)
Transfers into Level 3 [4]                    71      48       7        146        --         --      --          272           --
Transfers out of Level 3 [4]                (119)    (61)    (65)      (226)       --         --     (32)        (503)          --
                                          ------  ------  ------  ---------  --------  ---------  ------   ----------  -----------
FAIR VALUE AS OF DECEMBER 31, 2014        $   82  $  360  $  119  $     646  $     30  $      54  $  734   $    2,025  $        84
                                          ------  ------  ------  ---------  --------  ---------  ------   ----------  -----------
Changes in unrealized gains (losses)
  included in net income related to
  financial instruments still held at
  December 31, 2014 [2] [6]               $   --  $   --  $   (2) $      (4) $     (2) $      --  $   (1)  $       (9) $        14
                                          ------  ------  ------  ---------  --------  ---------  ------   ----------  -----------

                                                                           FREESTANDING DERIVATIVES [5]
                                                -----------------------------------------------------------------------------------
                                                                                                                        TOTAL FREE-
                                     EQUITY                FOREIGN                                  MACRO      INTL.      STANDING
                                   SECURITIES,             EXCHANGE            INTEREST    GMWB     HEDGE     PROGRAM   DERIVATIVES
ASSETS (LIABILITIES)                   AFS       CREDIT   CONTRACTS   EQUITY     RATE    HEDGING   PROGRAM    HEDGING      [5]
---------------------------------  -----------  --------  ---------  --------  --------  -------  ---------  ---------  -----------
Fair value as of January 1, 2014   $        51  $      2  $      --  $      2  $    (24) $   146  $     139  $     (61) $       204
Total realized/unrealized gains
  (losses)
  Included in net income [1] [2]             4        (2)         2         3        (5)      13        (12)        24           23
  Included in OCI [3]                        1        --         --        --        --       --         --         --           --
Purchases                                    6        (2)        --        --         4        4         14          9           29
Settlements                                 --        --         --        --        --        7         --         (5)           2
Sales                                      (14)       --         --        --        --       --         --         --           --
Transfers into Level 3 [4]                  --        --         (2)       --        --       --         --         --           (2)
Transfers out of Level 3 [4]                --        (1)        --        --        (2)      --         --         33           30
                                   -----------  --------  ---------  --------  --------  -------  ---------  ---------  -----------
FAIR VALUE AS OF DECEMBER 31,
  2014                             $        48  $     (3) $      --  $      5  $    (27) $   170  $     141  $      --  $       286
                                   -----------  --------  ---------  --------  --------  -------  ---------  ---------  -----------
Changes in unrealized gains
  (losses) included in net
  income related to financial
  instruments still held at
  December 31, 2014 [2] [6]        $        (1) $     (3) $      --  $     --  $     (5) $     1  $     (11) $      17  $        (1)
                                   -----------  --------  ---------  --------  --------  -------  ---------  ---------  -----------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

                                                                                                 REINSURANCE
                                                                                                 RECOVERABLE
ASSETS                                                                                             FOR GMWB      SEPARATE ACCOUNTS
----------------------------------------------------------------------------------------------  --------------  -------------------
Fair value as of January 1, 2014                                                                $         (465) $               737
Total realized/unrealized gains (losses)
   Included in net income [1] [2]                                                                          441                   13
Purchases                                                                                                   --                  339
Settlements                                                                                                 80                   (3)
Sales                                                                                                       --                 (201)
Transfers into Level 3 [4]                                                                                  --                   37
Transfers out of Level 3 [4]                                                                                --                 (344)
                                                                                                --------------  -------------------
FAIR VALUE AS OF DECEMBER 31, 2014                                                              $           56  $               578
                                                                                                --------------  -------------------
Changes in unrealized gains (losses) included in net income related to financial instruments
  still held at December 31, 2014 [2] [6]                                                       $          441  $                 8
                                                                                                --------------  -------------------

                                                                   OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE [1]
                                                                -------------------------------------------------------
                                                                  GUARANTEED                          TOTAL OTHER
                                                                    LIVING       EQUITY LINKED     POLICYHOLDER FUNDS     CONSUMER
LIABILITIES                                                      BENEFITS [6]        NOTES        AND BENEFITS PAYABLE      NOTES
--------------------------------------------------------------  --------------  ---------------  ----------------------  ----------
Fair value as of January 1, 2014                                $         (576) $           (18) $                 (594) $       (2)
Total realized/unrealized gains (losses)
  Included in net income [1] [2]                                           577               (8)                    569          (1)
Settlements                                                               (140)              --                    (140)         --
                                                                --------------  ---------------  ----------------------  ----------
FAIR VALUE AS OF DECEMBER 31, 2014                              $         (139) $           (26) $                 (165) $       (3)
                                                                --------------  ---------------  ----------------------  ----------
Changes in unrealized gains (losses) included in net
  income related to financial instruments still held at
  December 31, 2014 [2] [6]                                     $          167  $            (8) $                  159  $       (1)
                                                                --------------  ---------------  ----------------------  ----------

----------
[1] THE COMPANY CLASSIFIES GAINS AND LOSSES ON GMWB REINSURANCE DERIVATIVES AND GMWB EMBEDDED DERIVATIVES AS UNREALIZED GAINS (LOSSES) FOR PURPOSES OF DISCLOSURE IN THIS TABLE BECAUSE IT IS IMPRACTICABLE TO TRACK ON A CONTRACT-BY-CONTRACT BASIS THE REALIZED GAINS (LOSSES) FOR THESE DERIVATIVES AND EMBEDDED DERIVATIVES.
[2] ALL AMOUNTS IN THESE ROWS ARE REPORTED IN NET REALIZED CAPITAL GAINS (LOSSES). THE REALIZED/UNREALIZED GAINS (LOSSES) INCLUDED IN NET INCOME FOR SEPARATE ACCOUNT ASSETS ARE OFFSET BY AN EQUAL AMOUNT FOR SEPARATE ACCOUNT LIABILITIES, WHICH RESULTS IN A NET ZERO IMPACT ON NET INCOME FOR THE COMPANY. ALL AMOUNTS ARE BEFORE INCOME TAXES AND AMORTIZATION OF DAC.
[3]   ALL AMOUNTS ARE BEFORE INCOME TAXES AND AMORTIZATION OF DAC.
[4] TRANSFERS IN AND/OR (OUT) OF LEVEL 3 ARE PRIMARILY ATTRIBUTABLE TO THE AVAILABILITY OF MARKET OBSERVABLE INFORMATION AND THE RE-EVALUATION OF THE OBSERVABILITY OF PRICING INPUTS.
[5] DERIVATIVE INSTRUMENTS ARE REPORTED IN THIS TABLE ON A NET BASIS FOR ASSET (LIABILITY) POSITIONS AND REPORTED IN THE CONSOLIDATED BALANCE SHEET IN OTHER INVESTMENTS AND OTHER LIABILITIES.
[6] INCLUDES BOTH MARKET AND NON-MARKET IMPACTS IN DERIVING REALIZED AND UNREALIZED GAINS (LOSSES).
[7] SETTLEMENTS OF OTHER LIABILITIES REFLECT THE REMOVAL OF LIABILITIES CARRIED AT FAIR VALUE UPON THE DECONSOLIDATION OF A VARIABLE INTEREST ENTITY. SEE NOTE 3 - INVESTMENTS AND DERIVATIVE INSTRUMENTS OF NOTES TO CONSOLIDATED FINANCIAL STATEMENTS FOR ADDITIONAL INFORMATION.

FAIR VALUE OPTION

FVO investments include certain securities that contain embedded credit derivatives with underlying credit risk primarily related to residential and commercial real estate, for which the company has elected the fair value option. The Company also classifies the underlying fixed maturities held in certain consolidated investment funds within the Fixed Maturities, FVO line on the Consolidated Balance Sheets. The Company reports these consolidated investment companies at fair value with changes in the fair value of these securities recognized in net realized capital gains and losses, which is consistent with accounting requirements for investment companies. The investment funds hold fixed income securities in multiple sectors and the Company has management and control of the funds as well as a significant ownership interest.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

The Company also elected the fair value option for certain equity securities in order to align the accounting with total return swap contracts that hedge the risk associated with the investments. The swaps do not qualify for hedge accounting and the change in value of both the equity securities and the total return swaps are recorded in net realized capital gains and losses. These equity securities are classified within equity securities, AFS on the Consolidated Balance Sheets. Income earned from FVO securities is recorded in net investment income and changes in fair value are recorded in net realized capital gains and losses.

The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

                                                      YEAR ENDED DECEMBER 31,
                                                    ---------------------------
                                                        2015           2014
                                                    ------------   ------------
ASSETS
  Fixed maturities, FVO
   CDOs                                             $          1   $         21
   Corporate                                                  (3)            (3)
   Foreign government                                          2             16
                                                    ------------   ------------
TOTAL FIXED MATURITIES, FVO                         $         --   $         34
                                                    ------------   ------------
Equity, FVO                                                  (12)            (2)
                                                    ------------   ------------
TOTAL REALIZED CAPITAL GAINS (LOSSES)               $        (12)  $         32
                                                    ------------   ------------

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

                                                      YEAR ENDED DECEMBER 31,
                                                    ---------------------------
                                                        2015           2014
                                                    ------------   ------------
ASSETS
  Fixed maturities, FVO
   ABS                                              $          4   $         13
   CDOs                                                        1             67
   CMBS                                                        6             15
   Corporate                                                  31             96
   Foreign government                                          1              3
   Municipals                                                 --              2
   RMBS                                                      119             82
   U.S. Government                                             3              2
                                                    ------------   ------------
TOTAL FIXED MATURITIES, FVO                         $        165   $        280
                                                    ------------   ------------
EQUITY, FVO [1]                                     $        281   $        248
                                                    ------------   ------------

----------
[1]   INCLUDED IN EQUITY SECURITIES, AFS ON THE CONSOLIDATED BALANCE SHEETS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following table presents carrying amounts and fair values of the Company's financial instruments not carried at fair value.

                                                                        DECEMBER 31, 2015         DECEMBER 31, 2014
                                                       FAIR VALUE   ------------------------  -------------------------
                                                        HIERARCHY    CARRYING                  CARRYING
                                                          LEVEL       AMOUNT     FAIR VALUE     AMOUNT      FAIR VALUE
                                                      ------------  ----------  ------------  ----------   ------------
ASSETS
   Policy loans                                          Level 3    $    1,446  $      1,446  $    1,430   $      1,430
   Mortgage loans                                        Level 3         2,918         2,995       3,109          3,280
LIABILITIES
   Other policyholder funds and benefits payable [1]     Level 3         6,611         6,802       7,134          7,353
   Consumer notes [2] [3]                                Level 3            38            38          68             68
   Assumed investment contracts [3]                      Level 3           619           682         763            851

----------
[1] EXCLUDES GROUP ACCIDENT AND HEALTH AND UNIVERSAL LIFE INSURANCE CONTRACTS, INCLUDING CORPORATE OWNED LIFE INSURANCE.
[2]   EXCLUDES AMOUNTS CARRIED AT FAIR VALUE AND INCLUDED IN DISCLOSURES ABOVE.
[3]   INCLUDED IN OTHER LIABILITIES IN THE CONSOLIDATED BALANCE SHEETS.

Fair values for policy loans were determined using current loan coupon rates, which reflect the current rates available under the contracts. As a result, the fair value approximates the carrying value of the policy loans. During the second quarter of 2014, the Company changed the valuation technique used to estimate the fair value of policy loans, which previously was estimated by utilizing discounted cash flow calculations, using U.S. Treasury interest rates, based on the loan durations.

Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

Fair values for other policyholder funds and benefits payable and assumed investment contracts, not carried at fair value, were estimated based on the cash surrender values of the underlying policies or by estimating future cash flows discounted at current interest rates adjusted for credit risk.

Fair values for consumer notes were estimated using discounted cash flow calculations using current interest rates adjusted for estimated loan durations.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

NET INVESTMENT INCOME

                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                            ------------------------------------
(BEFORE-TAX)                                                   2015         2014         2013
----------------------------------------------------------  ----------   ----------   ----------
Fixed maturities [1]                                        $    1,095   $    1,113   $    1,253
Equity securities                                                    7           14            8
Mortgage loans                                                     152          156          172
Policy loans                                                        82           80           82
Limited partnerships and other alternative investments              97          141          119
Other investments [2]                                               82          111          125
Investment expenses                                                (59)         (72)         (76)
                                                            ----------   ----------   ----------
TOTAL NET INVESTMENT INCOME                                 $    1,456   $    1,543   $    1,683
                                                            ----------   ----------   ----------

----------
[1]   INCLUDES NET INVESTMENT INCOME ON SHORT-TERM INVESTMENTS.
[2] INCLUDES INCOME FROM DERIVATIVES THAT HEDGE FIXED MATURITIES AND QUALIFY FOR HEDGE ACCOUNTING.

NET REALIZED CAPITAL GAINS (LOSSES)

                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                            ------------------------------------
(BEFORE-TAX)                                                   2015         2014         2013
----------------------------------------------------------  ----------   ----------   ----------
Gross gains on sales [1]                                    $      239   $      264   $    2,196
Gross losses on sales                                             (211)        (235)        (700)
Net OTTI losses recognized in earnings                             (61)         (29)         (45)
Valuation allowances on mortgage loans                              (4)          (4)          (1)
Japanese fixed annuity contract hedges, net [2]                     --          (14)           6
Periodic net coupon settlements on credit derivatives                6           11           (3)
Results of variable annuity hedge program
  GMWB derivatives, net                                            (87)           5          262
  Macro hedge program                                              (46)         (11)        (234)
                                                            ----------   ----------   ----------
  Total U.S. program                                              (133)          (6)          28
International Program [3]                                           --         (126)        (963)
                                                            ----------   ----------   ----------
Total results of variable annuity hedge program                   (133)        (132)        (935)
GMIB/GMAB/GMWB reinsurance                                          --          579        1,107
Modified coinsurance reinsurance contracts                          46          395       (1,405)
Other, net [4]                                                     (28)        (258)         106
                                                            ----------   ----------   ----------
NET REALIZED CAPITAL GAINS (LOSSES), BEFORE-TAX             $     (146)  $      577   $      326
                                                            ----------   ----------   ----------

----------
[1] INCLUDES $1.5 BILLION OF GROSS GAINS RELATING TO THE SALES OF THE RETIREMENT PLANS AND INDIVIDUAL LIFE BUSINESSES IN THE YEAR ENDED DECEMBER 31, 2013.
[2] FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013, INCLUDES THE TRANSACTIONAL FOREIGN CURRENCY RE-VALUATION GAINS (LOSSES) OF $(51) AND $324, RESPECTIVELY, RELATED TO THE JAPAN FIXED ANNUITY PRODUCT, AS WELL AS THE CHANGE IN VALUE RELATED TO THE DERIVATIVE HEDGING INSTRUMENTS AND THE JAPAN GOVERNMENT FVO SECURITIES OF $37, AND $(318), RESPECTIVELY.
[3] INCLUDES $(2) AND $(55) OF TRANSACTIONAL FOREIGN CURRENCY RE-VALUATION LOSSES FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013, RESPECTIVELY.
[4] OTHER, NET GAINS AND LOSSES INCLUDE TRANSACTIONAL FOREIGN CURRENCY REVALUATION GAINS (LOSSES) ON THE YEN DENOMINATED FIXED PAYOUT ANNUITY LIABILITIES AND GAINS (LOSSES) ON NON-QUALIFYING DERIVATIVES USED TO HEDGE THE FOREIGN CURRENCY EXPOSURE OF THE LIABILITIES. GAINS (LOSSES) FROM TRANSACTIONAL FOREIGN CURRENCY REVALUATION OF THE REINSURED LIABILITIES WERE $4, $116, AND $250, RESPECTIVELY, FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013. GAINS (LOSSES) ON THE INSTRUMENTS USED TO HEDGE THE FOREIGN CURRENCY EXPOSURE ON THE REINSURED FIXED PAYOUT ANNUITIES WERE $(21), $(148), AND $(268), RESPECTIVELY, FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013. INCLUDES $71 OF GAINS RELATING TO THE SALES OF THE RETIREMENT PLANS AND INDIVIDUAL LIFE BUSINESSES FOR THE YEAR ENDED DECEMBER 31, 2013 AS WELL AS CHANGES IN VALUE OF NON-QUALIFYING DERIVATIVES. ALSO INCLUDES FOR THE YEAR ENDED DECEMBER 31, 2014 A LOSS OF $(213) RELATED TO THE RECAPTURE OF THE GMIB/GMAB/GMWB REINSURANCE CONTRACTS, WHICH IS OFFSET BY GAINS ON THE TERMINATION OF THE EMBEDDED DERIVATIVE REFLECTED IN THE GMIB/GMAB/GMWB REINSURANCE LINE.

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Before tax, net gains and losses on sales and impairments previously reported as unrealized gains or losses in AOCI were $(27), $1 and $1.4 billion for the years ended December 31, 2015, 2014 and 2013, respectively.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                   FOR THE YEARS ENDED DECEMBER 31,
                                 ------------------------------------
                                    2015         2014         2013
                                 ----------   ----------   ----------
Fixed maturities, AFS
  Sale proceeds                  $    9,454   $    9,084   $   19,190
  Gross gains [1]                       195          210        1,867
  Gross losses                         (161)        (183)        (421)
Equity securities, AFS
  Sale proceeds                  $      586   $      107   $       81
  Gross gains                            26            9          254
  Gross losses                          (26)          (6)        (263)

----------
[1] INCLUDES $1.5 BILLION OF GROSS GAINS RELATING TO THE SALES OF THE RETIREMENT PLANS AND INDIVIDUAL LIFE BUSINESSES FOR THE YEAR ENDED DECEMBER 31, 2013.

Sales of AFS securities in 2015 were primarily a result of duration and liquidity management, as well as tactical changes to the portfolio as a result of changing market conditions.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company deems bonds and certain equity securities with debt-like characteristics (collectively "debt securities") to be other-than-temporarily impaired ("impaired") if a security meets the following conditions: a) the Company intends to sell or it is more likely than not that the Company will be required to sell the security before a recovery in value ("intent-to-sell"), or
b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not that the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit OTTI, which is recorded in net realized capital losses, and the remaining non-credit impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment, which typically includes current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary.

The Company's evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security's underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments,
(c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, and loan-to-value ("LTV") ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral such as changes in the projections of the underlying property value estimates.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by investment and accounting professionals. The investment and accounting professionals will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

The following table presents the Company's impairments by impairment type.

                                           FOR THE YEARS ENDED DECEMBER 31,
                                         ------------------------------------
                                            2015         2014         2013
                                         ----------   ----------   ----------
Intent-to-sell impairments               $       24   $       11   $       18
Credit impairments                               23           16           18
Impairments on equity securities                 14            1            9
Other impairments                                --            1           --
                                         ----------   ----------   ----------
TOTAL IMPAIRMENTS                        $       61   $       29   $       45
                                         ----------   ----------   ----------

The following table presents a roll-forward of the Company's cumulative credit impairments on fixed maturities held.

                                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                                               ------------------------------------
(BEFORE-TAX)                                                                                      2015         2014         2013
--------------------------------------------------------------------------------------------   ----------   ----------   ----------
Balance, beginning of period                                                                   $     (296)  $     (410)  $     (813)
Additions for credit impairments recognized on [1]:
   Securities not previously impaired                                                                 (11)          (7)         (14)
   Securities previously impaired                                                                     (12)          (9)          (4)
Reductions for credit impairments previously recognized on:
   Securities that matured or were sold during the period                                              58          111          403
   Securities the Company made the decision to sell or more likely than not will be
     required to sell                                                                                   1           --            1
   Securities due to an increase in expected cash flows                                                49           19   $       17
                                                                                               ----------   ----------   ----------
BALANCE AS OF END OF PERIOD                                                                    $     (211)  $     (296)  $     (410)
                                                                                               ----------   ----------   ----------

----------
[1] THESE ADDITIONS ARE INCLUDED IN THE NET OTTI LOSSES RECOGNIZED IN EARNINGS IN THE CONSOLIDATED STATEMENTS OF OPERATIONS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                      DECEMBER 31, 2015                                         DECEMBER 31, 2014
                   --------------------------------------------------------  ------------------------------------------------------
                                                                     NON-                                                    NON-
                     COST OR      GROSS       GROSS                 CREDIT    COST OR     GROSS       GROSS                 CREDIT
                    AMORTIZED   UNREALIZED  UNREALIZED    FAIR       OTTI    AMORTIZED  UNREALIZED  UNREALIZED    FAIR       OTTI
                       COST       GAINS       LOSSES      VALUE      [1]       COST       GAINS       LOSSES      VALUE       [1]
                   -----------  ----------  ----------  ---------  --------  ---------  ----------  ----------  ---------  --------
ABS                $       864  $       16  $      (34) $     846  $     --  $   1,181  $       20  $      (30) $   1,171  $     --
CDOs [2]                 1,354          67         (11)     1,408        --      1,083          84         (20)     1,148        --
CMBS                     1,936          52         (24)     1,964        (3)     1,797          97          (7)     1,887        (3)
Corporate               14,425         975        (225)    15,175        (3)    14,166       1,685        (109)    15,742        (3)
Foreign govt./
  govt. agencies           328          14         (11)       331        --        576          35          (9)       602        --
Municipal                1,057          80          (5)     1,132        --        935         118          (1)     1,052        --
RMBS                     1,468          43          (8)     1,503        --      1,805          64         (12)     1,857        --
U.S. Treasuries          2,127         184         (13)     2,298        --      1,717         261          (1)     1,977        --
                   -----------  ----------  ----------  ---------  --------  ---------  ----------  ----------  ---------  --------
TOTAL FIXED
  MATURITIES, AFS       23,559       1,431        (331)    24,657        (6)    23,260       2,364        (189)    25,436        (6)
Equity securities,
  AFS [3]                  178          11         (11)       178        --        275          10         (19)       266        --
TOTAL AFS
  SECURITIES       $    23,737  $    1,442  $     (342) $  24,835  $     (6) $  23,535  $    2,374  $     (208) $  25,702  $     (6)
                   -----------  ----------  ----------  ---------  --------  ---------  ----------  ----------  ---------  --------

----------
[1] REPRESENTS THE AMOUNT OF CUMULATIVE NON-CREDIT OTTI LOSSES RECOGNIZED IN OCI ON SECURITIES THAT ALSO HAD CREDIT IMPAIRMENTS. THESE LOSSES ARE INCLUDED IN GROSS UNREALIZED LOSSES AS OF DECEMBER 31, 2015 AND 2014.
[2] GROSS UNREALIZED GAINS (LOSSES) EXCLUDE THE FAIR VALUE OF BIFURCATED EMBEDDED DERIVATIVES WITHIN CERTAIN SECURITIES. SUBSEQUENT CHANGES IN VALUE ARE RECORDED IN NET REALIZED CAPITAL GAINS (LOSSES).
[3] EXCLUDES EQUITY SECURITIES, FVO, WITH A COST AND FAIR VALUE OF $293 AND $281, RESPECTIVELY, AS OF DECEMBER 31, 2015, AND $250 AND $248 AS OF DECEMBER 31, 2014.

The following table presents the Company's fixed maturities, AFS, by contractual maturity year.

                                                     DECEMBER 31, 2015                 DECEMBER 31, 2014
                                              -------------------------------   -------------------------------
CONTRACTUAL MATURITY                           AMORTIZED COST     FAIR VALUE     AMORTIZED COST     FAIR VALUE
-------------------------------------------   ----------------   ------------   ----------------   ------------
One year or less                              $            953   $        974   $          1,031   $      1,043
Over one year through five years                         4,973          5,075              4,902          5,168
Over five years through ten years                        3,650          3,714              3,345          3,501
Over ten years                                           8,361          9,173              8,116          9,661
                                              ----------------   ------------   ----------------   ------------
  Subtotal                                              17,937         18,936             17,394         19,373
Mortgage-backed and asset-backed securities              5,622          5,721              5,866          6,063
                                              ----------------   ------------   ----------------   ------------
TOTAL FIXED MATURITIES, AFS                   $         23,559   $     24,657   $         23,260   $     25,436
                                              ----------------   ------------   ----------------   ------------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment speeds (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

The Company had no investment exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholders' equity, other than the U.S. government and certain U.S. government securities as of December 31, 2015 or 2014. As of December 31, 2015, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were Morgan Stanley, Verizon Communications Inc., and Bank of America Corp. which each comprised less than 1% of total invested assets. As of December 31, 2014, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the HSBC Holdings PLC, Verizon Communication Inc., and Bank of America Corp., which each comprised less than 1% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2015, were financial services, utilities, and consumer non-cyclical which comprised approximately 11%, 8% and 7%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2014 were financial services, utilities, and consumer non-cyclical which comprised approximately 9%, 8% and 7%, respectively, of total invested assets.

UNREALIZED LOSSES ON AFS SECURITIES

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                                        DECEMBER 31, 2015
                               ----------------------------------------------------------------------------------------------------
                                      LESS THAN 12 MONTHS               12 MONTHS OR MORE                       TOTAL
                               --------------------------------  --------------------------------  --------------------------------
                               AMORTIZED    FAIR     UNREALIZED  AMORTIZED    FAIR     UNREALIZED  AMORTIZED    FAIR     UNREALIZED
                                 COST       VALUE      LOSSES      COST       VALUE      LOSSES      COST       VALUE     LOSSES
                               ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------
ABS                            $     387  $     385  $       (2) $     271  $     239  $      (32) $     658  $     624  $      (34)
CDOs [1]                             608        602          (6)       500        493          (5)     1,108      1,095         (11)
CMBS                                 655        636         (19)        99         94          (5)       754        730         (24)
Corporate                          4,880      4,696        (184)       363        322         (41)     5,243      5,018        (225)
Foreign govt./govt. agencies         144        136          (8)        30         27          (3)       174        163         (11)
Municipal                            179        174          (5)        --         --          --        179        174          (5)
RMBS                                 280        279          (1)       230        223          (7)       510        502          (8)
U.S. Treasuries                      963        950         (13)         8          8          --        971        958         (13)
                               ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------
TOTAL FIXED MATURITIES, AFS        8,096      7,858        (238)     1,501      1,406         (93)     9,597      9,264        (331)
Equity securities, AFS [2]            83         79          (4)        44         37          (7)       127        116         (11)
                               ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------
TOTAL SECURITIES IN AN
  UNREALIZED LOSS POSITION     $   8,179  $   7,937  $     (242) $   1,545  $   1,443  $     (100) $   9,724  $   9,380  $     (342)
                               ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

                                                                        DECEMBER 31, 2014
                               ----------------------------------------------------------------------------------------------------
                                      LESS THAN 12 MONTHS               12 MONTHS OR MORE                       TOTAL
                               --------------------------------  --------------------------------  --------------------------------
                               AMORTIZED    FAIR     UNREALIZED  AMORTIZED    FAIR     UNREALIZED  AMORTIZED    FAIR     UNREALIZED
                                 COST       VALUE      LOSSES      COST       VALUE      LOSSES       COST      VALUE      LOSSES
                               ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------
ABS                            $     368  $     367  $       (1) $     340  $     311  $      (29) $     708  $     678  $      (30)
CDOs [1]                             123        122          (1)       771        753         (19)       894        875         (20)
CMBS                                 109        108          (1)       194        188          (6)       303        296          (7)
Corporate                          1,542      1,491         (51)       661        603         (58)     2,203      2,094        (109)
Foreign govt./govt. agencies         145        140          (5)        68         64          (4)       213        204          (9)
Municipal                             14         14          --         13         12          (1)        27         26          (1)
RMBS                                 148        147          (1)       229        218         (11)       377        365         (12)
U.S. Treasuries                      184        184          --         18         17          (1)       202        201          (1)
                               ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------
TOTAL FIXED MATURITIES, AFS        2,633      2,573         (60)     2,294      2,166        (129)     4,927      4,739        (189)
Equity securities, AFS [2]            81         75          (6)        92         79         (13)       173        154         (19)
                               ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------
TOTAL SECURITIES IN AN
  UNREALIZED LOSS POSITION     $   2,714  $   2,648  $      (66) $   2,386  $   2,245  $     (142) $   5,100  $   4,893  $     (208)
                               ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

----------
[1] UNREALIZED LOSSES EXCLUDE THE CHANGE IN FAIR VALUE OF BIFURCATED EMBEDDED DERIVATIVES WITHIN CERTAIN SECURITIES FOR WHICH CHANGES IN FAIR VALUE ARE RECORDED IN NET REALIZED CAPITAL GAINS (LOSSES).
[2] AS OF DECEMBER 31, 2015 AND 2014, EXCLUDES EQUITY SECURITIES, FVO WHICH ARE INCLUDED IN EQUITY SECURITIES, AFS ON THE CONSOLIDATED BALANCE SHEETS.

As of December 31, 2015, AFS securities in an unrealized loss position consisted of 2,814 securities, primarily in the corporate sector, as well as commercial and residential real estate and student loan ABS, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2015, 92% of these securities were depressed less than 20% of cost or amortized cost. The increase in unrealized losses during 2015 was primarily attributable to wider credit spreads and an increase in interest rates.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

Most of the securities depressed for twelve months or more primarily relate to student loan ABS and corporate securities concentrated in the financial services and energy sectors, as well as structured securities with exposure to commercial and residential real estate. Student loan ABS and corporate financial services securities were primarily depressed because the securities have floating-rate coupons and have long-dated maturities, and current credit spreads are wider than when these securities were purchased. Corporate securities within the energy sector are primarily depressed due to a decline in oil prices. For certain commercial and residential real estate securities, current market spreads are wider than spreads at the securities' respective purchase dates. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined in the preceding discussion.

MORTGAGE LOANS

MORTGAGE LOAN VALUATION ALLOWANCES

The Company's security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's effective interest rate, (b) the loan's observable market price or, most frequently, (c) the fair value of the collateral. A valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and after consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

                                                        DECEMBER 31, 2015                       DECEMBER 31, 2014
                                              --------------------------------------  --------------------------------------
                                               AMORTIZED    VALUATION     CARRYING     AMORTIZED    VALUATION     CARRYING
                                                COST [1]    ALLOWANCE      VALUE        COST [1]    ALLOWANCE      VALUE
                                              -----------  -----------  ------------  -----------  -----------  ------------
TOTAL COMMERCIAL MORTGAGE LOANS               $     2,937  $       (19) $      2,918  $     3,124  $       (15) $      3,109
                                              -----------  -----------  ------------  -----------  -----------  ------------

----------
[1] AMORTIZED COST REPRESENTS CARRYING VALUE PRIOR TO VALUATION ALLOWANCES, IF ANY.

As of December 31, 2015 and 2014, the carrying value of mortgage loans associated with the valuation allowance was $39 and $49, respectively. There were no mortgage loans held-for-sale as of December 31, 2015, or December 31, 2014. As of December 31, 2015, loans within the Company's mortgage loan portfolio that have had extensions or restructurings other than what is allowable under the original terms of the contract are immaterial.

The following table presents the activity within the Company's valuation allowance for mortgage loans. These loans have been evaluated both individually and collectively for impairment. Loans evaluated collectively for impairment are immaterial.

                                   FOR THE YEARS ENDED DECEMBER 31,
                                  ----------------------------------
                                     2015        2014        2013
                                  ----------  ----------  ----------
BALANCE AS OF JANUARY 1           $      (15) $      (12) $      (14)
(Additions)/Reversals                     (4)         (4)         (2)
Deductions                                --           1           4
                                  ----------  ----------  ----------
BALANCE AS OF DECEMBER 31         $      (19) $      (15) $      (12)
                                  ----------  ----------  ----------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

The weighted-average LTV ratio of the Company's commercial mortgage loan portfolio was 54% as of December 31, 2015, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCR compares a property's net operating income to the borrower's principal and interest payments. The weighted average DSCR of the Company's commercial mortgage loan portfolio was 2.45x as of December 31, 2015. As of December 31, 2015, the Company held one delinquent commercial mortgage loan past due by 90 days or more. The loan had a total carrying value and valuation allowance of $15 and $16, respectively, and was not accruing income. As of December 31, 2014, the Company held no delinquent commercial mortgage loans past due by 90 days or more.

The following table presents the carrying value of the Company's commercial mortgage loans by LTV and DSCR.

                                         COMMERCIAL MORTGAGE LOANS CREDIT QUALITY
-------------------------------------------------------------------------------------------------------------------------
                                                       DECEMBER 31, 2015                      DECEMBER 31, 2014
                                             -------------------------------------  -------------------------------------
                                                                AVG. DEBT-SERVICE                      AVG. DEBT-SERVICE
LOAN-TO-VALUE                                 CARRYING VALUE      COVERAGE RATIO     CARRYING VALUE      COVERAGE RATIO
-------------------------------------------  ----------------  -------------------  ----------------  -------------------
Greater than 80%                             $             15                0.91x  $             21                1.14x
65% - 80%                                                 280                1.78x               452                1.71x
Less than 65%                                           2,623                2.54x             2,636                2.49x
                                             ----------------  -------------------  ----------------  -------------------
TOTAL COMMERCIAL MORTGAGE LOANS              $          2,918                2.45X  $          3,109                2.36X
                                             ----------------  -------------------  ----------------  -------------------

The following tables present the carrying value of the Company's mortgage loans by region and property type.

                                                MORTGAGE LOANS BY REGION
------------------------------------------------------------------------------------------------------------------------
                                                      DECEMBER 31, 2015                       DECEMBER 31, 2014
                                             ------------------------------------   ------------------------------------
                                              CARRYING VALUE    PERCENT OF TOTAL     CARRYING VALUE    PERCENT OF TOTAL
                                             ----------------  ------------------   ----------------  ------------------
East North Central                           $             66                 2.3%  $             64                 2.1%
East South Central                                         14                 0.5%                --                  --%
Middle Atlantic                                           210                 7.2%               272                 8.7%
Mountain                                                    4                 0.1%                35                 1.1%
New England                                               163                 5.6%               146                 4.7%
Pacific                                                   933                32.0%               905                29.1%
South Atlantic                                            579                19.8%               532                17.1%
West North Central                                          1                  --%                15                 0.5%
West South Central                                        125                 4.3%               125                 4.0%
Other [1]                                                 823                28.2%             1,015                32.7%
                                             ----------------  ------------------   ----------------  ------------------
TOTAL MORTGAGE LOANS                         $          2,918                 100%  $          3,109                 100%
                                             ----------------  ------------------   ----------------  ------------------

----------
[1] PRIMARILY REPRESENTS LOANS COLLATERALIZED BY MULTIPLE PROPERTIES IN VARIOUS REGIONS.

                                                MORTGAGE LOANS BY PROPERTY TYPE
------------------------------------------------------------------------------------------------------------------------
                                                       DECEMBER 31, 2015                      DECEMBER 31, 2014
                                             ------------------------------------   ------------------------------------
                                              CARRYING VALUE    PERCENT OF TOTAL     CARRYING VALUE    PERCENT OF TOTAL
                                             ----------------  ------------------   ----------------  ------------------
Commercial
  Agricultural                               $             16                 0.5%  $             22                 0.7%
  Industrial                                              829                28.4%               989                31.8%
  Lodging                                                  26                 0.9%                26                 0.8%
  Multifamily                                             557                19.1%               522                16.8%
  Office                                                  729                25.0%               723                23.3%
  Retail                                                  650                22.3%               713                22.9%
  Other                                                   111                 3.8%               114                 3.7%
                                             ----------------  ------------------   ----------------  ------------------
TOTAL MORTGAGE LOANS                         $          2,918                 100%  $          3,109                 100%
                                             ----------------  ------------------   ----------------  ------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral or investment manager and as an investor through normal investment activities, as well as a means of accessing capital through a contingent capital facility ("the facility"). For further information on the facility, see Note 7 - Debt of Notes to Consolidated Financial Statements.

A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities. The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.

CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its collateral or investment management services and original investment.

                                               DECEMBER 31, 2015                                 DECEMBER 31, 2014
                                ------------------------------------------------  ------------------------------------------------
                                                                      MAXIMUM                                           MAXIMUM
                                                      TOTAL         EXPOSURE TO                         TOTAL         EXPOSURE TO
                                 TOTAL ASSETS    LIABILITIES [1]      LOSS [2]     TOTAL ASSETS    LIABILITIES [1]      LOSS [2]
                                --------------  -----------------  -------------  --------------  -----------------  -------------
Investment funds [3]            $           52  $              11  $          42  $          154  $              20  $         138
Limited partnerships and other
  alternative investments                    2                  1              1               3                  2              1
                                --------------  -----------------  -------------  --------------  -----------------  -------------
TOTAL                           $           54  $              12  $          43  $          157  $              22  $         139
                                --------------  -----------------  -------------  --------------  -----------------  -------------

----------
[1]   INCLUDED IN OTHER LIABILITIES IN THE COMPANY'S CONSOLIDATED BALANCE
      SHEETS.
[2] THE MAXIMUM EXPOSURE TO LOSS REPRESENTS THE MAXIMUM LOSS AMOUNT THAT THE COMPANY COULD RECOGNIZE AS A REDUCTION IN NET INVESTMENT INCOME OR AS A REALIZED CAPITAL LOSS AND IS THE COST BASIS OF THE COMPANY'S INVESTMENT.
[3] TOTAL ASSETS INCLUDED IN FIXED MATURITIES, FVO, SHORT-TERM INVESTMENTS, AND EQUITY, AFS IN THE COMPANY'S CONSOLIDATED BALANCE SHEETS.

Investment funds represent fixed income funds for which the Company has management and control of investments which is the activity that most significantly impacts its economic performance. The decline in investments funds is due to redemptions paid by one of the funds. Limited partnerships represent one hedge fund of funds for which the Company holds a majority interest in the fund as an investment.

NON-CONSOLIDATED VIES

The Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the AFS security table and fixed maturities, FVO, in the Company's Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

SECURITIES LENDING, REPURCHASE AGREEMENTS AND OTHER COLLATERAL TRANSACTIONS

The Company participates in securities lending programs to generate additional income. Through these programs, certain fixed maturities within the corporate, foreign government/government agencies, and equity securities are loaned from the Company's portfolio to qualifying third-party borrowers in return for collateral in the form of cash or securities. Borrowers of these securities provide collateral of 102% and 105% of the fair value of the securities lent at the time of the loan for domestic and non-domestic securities, respectively. The borrower will return the securities to the Company for cash or securities collateral at maturity dates generally of 90 days or less. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, except in the event of default, and is not reflected on the Company's consolidated balance sheets. The fair value of the loaned securities is monitored and additional collateral is obtained if the fair value of the collateral falls below 100% of the fair value of the loaned securities. The agreements provide the counterparty the right to sell or re-pledge the securities transferred. If cash, rather than securities, is received as collateral, the cash is typically invested in short-term investments or fixed maturities and is reported as an asset on the consolidated balance sheets. Income associated with securities lending transactions is reported as a component of net investment income on the Company's consolidated statements of operations. As of December 31, 2015, the fair value of securities on loan and the associated liability for cash collateral received was $15 and $15, respectively. The Company had no securities on loan as of December 31, 2014.

From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase agreement where a mortgage backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of ninety days or less.

As part of repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements contain contractual provisions that require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities. Repurchase agreements include master netting provisions that provide the counterparties the right to offset claims and apply securities held by them with respect to their obligations in the event of a default. Although the Company has the contractual right to offset claims, fixed maturities do not meet the specific conditions for net presentation under U.S. GAAP. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in fixed maturities, AFS with the obligation to repurchase those securities recorded in other liabilities on the Company's Consolidated Balance Sheets.

As of December 31, 2015, the Company reported in fixed maturities, AFS and cash on the Consolidated Balance Sheets financial collateral pledged relating to repurchase agreements of $249. The Company reported a corresponding obligation to repurchase the pledged securities of $249 in other liabilities on the Consolidated Balance Sheets. The Company had no outstanding dollar roll transactions as of December 31, 2015. The Company had no outstanding repurchase agreements or dollar roll transactions as of December 31, 2014.

The Company is required by law to deposit securities with government agencies in certain states in which it conducts business. As of December 31, 2015 and 2014 the fair value of securities on deposit was approximately $14 and $14, respectively.

Refer to Derivative Collateral Arrangements section of this note for disclosure of collateral in support of derivative transactions.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

EQUITY METHOD INVESTMENTS

The majority of the Company's investments in limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, and private equity and other funds (collectively, "limited partnerships"), are accounted for under the equity method of accounting. The Company's maximum exposure to loss as of December 31, 2015 is limited to the total carrying value of $1.2 billion. In addition, the Company has outstanding commitments totaling approximately $299, to fund limited partnership and other alternative investments as of December 31, 2015. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2015, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $82.2 billion and $72.0 billion as of December 31, 2015 and 2014, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $14.0 billion and $9.0 billion as of December 31, 2015 and 2014, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $0.8 billion, $3.5 billion and $1.8 billion for the periods ended December 31, 2015, 2014 and 2013, respectively. Aggregate net income (loss) of the limited partnerships in which the Company invested totaled $5.2 billion, $8.7 billion, and $7.1 billion for the periods ended December 31, 2015, 2014 and 2013, respectively. As of, and for the period ended, December 31, 2015, the aggregated summarized financial data reflects the latest available financial information.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of OTC, OTC-cleared and exchange traded derivative instruments as a part of its overall risk management strategy as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, commodity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company's investment policies. The Company also may enter into and has previously issued financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

STRATEGIES THAT QUALIFY FOR HEDGE ACCOUNTING

Certain derivatives the Company enters into satisfy the hedge accounting requirements as outlined in Note 1 of these financial statements. Typically, these hedge relationships include interest rate swaps and, to a lesser extent. foreign currency swaps where the terms or expected cash flows of the hedged item closely match the terms of the swap. The interest rate swaps are typically used to manage interest rate duration of certain fixed maturity securities or liability contracts. The hedge strategies by hedge accounting designation include:

CASH FLOW HEDGES

Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives primarily convert interest receipts on floating-rate fixed maturity securities to fixed rates.

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.

FAIR VALUE HEDGES

Interest rate swaps are used to hedge the changes in fair value of fixed maturity securities due to fluctuations in interest rates. These swaps are typically used to manage interest rate duration.

NON-QUALIFYING STRATEGIES

Derivative relationships that do not qualify for hedge accounting
("non-qualifying strategies") primarily include the hedge program for the Company's variable annuity products as well as the hedging and replication strategies that utilize credit default swaps. In addition, hedges of interest rate, foreign currency and equity risk of certain fixed maturities, equities and liabilities do not qualify for hedge accounting.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

The non-qualifying strategies include:

INTEREST RATE SWAPS, SWAPTIONS, AND FUTURES

The Company may use interest rate swaps, swaptions, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2015 and 2014 the notional amount of interest rate swaps in offsetting relationships was $4.6 billion and $4.5 billion, respectively.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars. During 2015, the Company entered into foreign currency forwards to hedge non-U.S. dollar denominated cash and equity securities.

FIXED PAYOUT ANNUITY HEDGE

The Company reinsures certain yen denominated fixed payout annuities. The Company invests in U.S. dollar denominated assets to support the reinsurance liability. The Company entered into pay U.S. dollar, receive yen swap contracts to hedge the currency and yen interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.

CREDIT CONTRACTS

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value of fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity or referenced index as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk related to certain structured fixed maturity securities that have embedded credit derivatives, which reference a standard index of corporate securities. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS AND OPTIONS

The Company enters into total return swaps to hedge equity risk of specific common stock investments which are accounted for using the fair value option in order to align the accounting treatment within net realized capital gains (losses). The Company may also use equity index options to hedge the impact of an adverse equity market environment on the investment portfolio. In addition, the Company formerly offered certain equity indexed products, a portion of which contain embedded derivatives that require bifurcation. The Company uses equity index swaps to economically hedge the equity volatility risk associated with the equity indexed products.

COMMODITY CONTRACTS

During 2015, the Company purchased for $11 put option contracts on West Texas Intermediate oil futures with a strike of $35 dollars per barrel in order to partially offset potential losses related to certain fixed maturity securities that could arise if oil prices decline substantially. The Company has since reduced its exposure to the targeted fixed maturity securities and therefore, these options were terminated in December 2015.

GMWB DERIVATIVES, NET

The Company formerly offered certain variable annuity products with GMWB riders. The GMWB product is a bifurcated embedded derivative ("GMWB product derivatives") that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer a portion of its risk of loss due to GMWB. The reinsurance contracts covering GMWB ("GMWB reinsurance contracts") are accounted for as free-standing derivatives with a notional amount equal to the GRB amount.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

The Company utilizes derivatives ("GMWB hedging instruments") as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rate swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index. The following table presents notional and fair value for GMWB hedging instruments.

                                                          NOTIONAL AMOUNT                             FAIR VALUE
                                              --------------------------------------    --------------------------------------
                                              DECEMBER 31, 2015    DECEMBER 31, 2014    DECEMBER 31, 2015    DECEMBER 31, 2014
                                              -----------------    -----------------    -----------------    -----------------
Customized swaps                              $           5,877    $           7,041    $             131    $             124
Equity swaps, options, and futures                        1,362                3,761                    2                   39
Interest rate swaps and futures                           3,740                3,640                   25                   11
                                              -----------------    -----------------    -----------------    -----------------
TOTAL                                         $          10,979    $          14,442    $             158    $             174
                                              -----------------    -----------------    -----------------    -----------------

MACRO HEDGE PROGRAM

The Company utilizes equity options, swaps, futures, and foreign currency options to partially hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from the guaranteed minimum death benefit ("GMDB") and GMWB obligations. The following table presents notional and fair value for the macro hedge program.

                                                          NOTIONAL AMOUNT                             FAIR VALUE
                                              --------------------------------------    --------------------------------------
                                              DECEMBER 31, 2015    DECEMBER 31, 2014    DECEMBER 31, 2015    DECEMBER 31, 2014
                                              -----------------    -----------------    -----------------    -----------------
Equity options and swaps                      $           4,548    $           5,983    $             147    $             141
Foreign currency options                                     --                  400                   --                   --
                                              -----------------    -----------------    -----------------    -----------------
TOTAL                                         $           4,548    $           6,383    $             147    $             141
                                              -----------------    -----------------    -----------------    -----------------

MODIFIED COINSURANCE REINSURANCE CONTRACTS

As of December 31, 2015 and 2014, the Company had approximately $895 and $1.0 billion, respectively, of invested assets supporting other policyholder funds and benefits payable reinsured under a modified coinsurance arrangement in connection with the sale of the Individual Life business, which was structured as a reinsurance transaction. The assets are primarily held in a trust established by the Company. The Company pays or receives cash quarterly to settle the results of the reinsured business, including the investment results. As a result of this modified coinsurance arrangement, the Company has an embedded derivative that transfers to the reinsurer certain unrealized changes in fair value due to interest rate and credit risks of these assets. The notional amount of the embedded derivative reinsurance contracts are the invested assets that are carried at fair value supporting the reinsured reserves.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

DERIVATIVE BALANCE SHEET CLASSIFICATION

The following table summarizes the balance sheet classification of the Company's derivative related net fair value amounts as well as the gross asset and liability fair value amounts. For reporting purposes, the Company has elected to offset within total assets or total liabilities based upon the net of the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset. The Company has also elected to offset within total assets or total liabilities based upon the net of the fair value amounts, income accruals and related cash collateral receivables and payables of OTC-cleared derivative instruments based on clearing house agreements. The following fair value amounts do not include income accruals or related cash collateral receivables and payables, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts where the associated gains and losses accrue directly to policyholders are not included in the table below. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the following table. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk. The following tables exclude investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

                                                    NET DERIVATIVES                     ASSET DERIVATIVES     LIABILITY DERIVATIVES
                                      ---------------------------------------------   ---------------------   ---------------------
                                         NOTIONAL AMOUNT           FAIR VALUE              FAIR VALUE              FAIR VALUE
                                      ---------------------   ---------------------   ---------------------   ---------------------
                                       DEC 31,     DEC 31,     DEC 31,     DEC 31,     DEC 31,     DEC 31,     DEC 31,     DEC 31,
HEDGE DESIGNATION/ DERIVATIVE TYPE      2015        2014        2015        2014        2015        2014        2015        2014
-----------------------------------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
CASH FLOW HEDGES
   Interest rate swaps                $   1,766   $   2,242   $      38   $      37   $      38   $      37   $      --   $      --
   Foreign currency swaps                   143         143         (19)        (19)          7           3         (26)        (22)
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
TOTAL CASH FLOW HEDGES                    1,909       2,385          19          18          45          40         (26)        (22)
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
FAIR VALUE HEDGES
   Interest rate swaps                       23          32          --          --          --          --          --          --
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
TOTAL FAIR VALUE HEDGES                      23          32          --          --          --          --          --          --
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
NON-QUALIFYING STRATEGIES
   INTEREST RATE CONTRACTS
     Interest rate swaps and
        futures                           4,710       4,857        (415)       (323)        285         385        (700)       (708)
   FOREIGN EXCHANGE CONTRACTS
     Foreign currency swaps and
        forwards                            386          60           4          --           4          --          --          --
     Fixed payout annuity hedge           1,063       1,319        (357)       (427)         --          --        (357)       (427)
   CREDIT CONTRACTS
     Credit derivatives that
        purchase credit protection          249         276          10          (1)         12           4          (2)         (5)
     Credit derivatives that
        assume credit risk [1]            1,435         946         (10)          7           5          11         (15)         (4)
     Credit derivatives in
        offsetting positions              1,435       2,175          (1)         (1)         17          21         (18)        (22)
   EQUITY CONTRACTS
     Equity index swaps and
        options                             404         422          15           1          41          30         (26)        (29)
   VARIABLE ANNUITY HEDGE PROGRAM
     GMWB product derivatives [2]        15,099      17,908        (262)       (139)         --          --        (262)       (139)
     GMWB reinsurance contracts           3,106       3,659          83          56          83          56          --          --
     GMWB hedging instruments            10,979      14,442         158         174         264         289        (106)       (115)
     Macro hedge program                  4,548       6,383         147         141         179         180         (32)        (39)
   OTHER
     Modified coinsurance
        reinsurance contracts               895         974          79          34          79          34          --          --
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
TOTAL NON-QUALIFYING STRATEGIES          44,309      53,421        (549)       (478)        969       1,010      (1,518)     (1,488)
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
TOTAL CASH FLOW HEDGES, FAIR VALUE
   HEDGES, AND NON-
QUALIFYING STRATEGIES                 $  46,241   $  55,838   $    (530)  $    (460)  $   1,014   $   1,050   $  (1,544)  $  (1,510)
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
BALANCE SHEET LOCATION
     Fixed maturities,
        available-for-sale            $     184   $     186   $      (1)  $       1   $      --   $       1   $      (1)  $      --
     Other investments                   11,837      13,588         250         339         360         478        (110)       (139)
     Other liabilities                   15,071      19,473        (653)       (725)        492         481      (1,145)     (1,206)
     Reinsurance recoverables             4,000       4,633         162          90         162          90          --          --
     Other policyholder funds and
        benefits payable                 15,149      17,958        (288)       (165)         --          --        (288)       (165)
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
TOTAL DERIVATIVES                     $  46,241   $  55,838   $    (530)  $    (460)  $   1,014   $   1,050   $  (1,544)  $  (1,510)
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------

----------
[1] THE DERIVATIVE INSTRUMENTS RELATED TO THIS STRATEGY ARE HELD FOR OTHER INVESTMENT PURPOSES.
[2] THESE DERIVATIVES ARE EMBEDDED WITHIN LIABILITIES AND ARE NOT HELD FOR RISK MANAGEMENT PURPOSES.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

CHANGE IN NOTIONAL AMOUNT

The net decrease in notional amount of derivatives since December 31, 2014 was primarily due to the following:

   - The decline in notional amount related to the GMWB hedging instruments and the macro hedge program was primarily driven by portfolio re-positioning, a decline in equity markets, and the expiration of certain options. The decline in the GMWB product related notional amount was primarily driven by policyholder lapses and partial withdrawals.

   - The decline in notional amount associated with interest rate derivatives was primarily driven by maturities of the derivatives.

   - These declines were partially offset by an increase in notional amount related to credit derivatives that assume credit risk as a means to earn credit spread while re-balancing within certain fixed maturity sectors.

   - Additional increases in notional related to foreign currency swaps and forwards were primarily driven by the purchase of foreign currency forwards to hedge Japanese yen-denominated cash and equity securities.

CHANGE IN FAIR VALUE

The net decrease in the total fair value of derivative instruments since December 31, 2014 was primarily related to the following:

   - The decrease in fair value related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by liability model assumption updates, and underperformance of the underlying actively managed funds compared to their respective indices.

   - The decrease in fair value of non-qualifying interest rate derivatives was primarily due to an increase in interest rates.

   - The increase in fair value of fixed payout annuity hedges was primarily driven by the maturity of a currency swap, partially offset by an increase in interest rates.

   - The increase in the fair value associated with modified coinsurance reinsurance contracts, which are accounted for as embedded derivatives and transfer to the reinsurer the investment experience related to the assets supporting the reinsured policies, was primarily driven by widening credit spreads and an increase in interest rates.

OFFSETTING OF DERIVATIVE ASSETS/LIABILITIES

The following tables present the gross fair value amounts, the amounts offset, and net position of derivative instruments eligible for offset in the Company's Consolidated Balance Sheets. Amounts offset include fair value amounts, income accruals and related cash collateral receivables and payables associated with derivative instruments that are traded under a common master netting agreement, as described in the preceding discussion. Also included in the tables are financial collateral receivables and payables, which are contractually permitted to be offset upon an event of default, although are disallowed for offsetting under U.S. GAAP.

                            AS OF DECEMBER 31, 2015

                         (I)            (II)            (III) = (I) - (II)                       (IV)                (V)=(III)-(IV)
                    -------------  -------------  -------------------------------  --------------------------------  --------------
                                                                                   COLLATERAL DISALLOWED FOR OFFSET
                                                    NET AMOUNTS PRESENTED IN THE    IN THE STATEMENT OF FINANCIAL
                                                  STATEMENT OF FINANCIAL POSITION              POSITION
                                                  -------------------------------  --------------------------------
                                   GROSS AMOUNTS                       ACCRUED
                                   OFFSET IN THE                    INTEREST AND
                    GROSS AMOUNTS   STATEMENT OF                        CASH
                    OF RECOGNIZED    FINANCIAL       DERIVATIVE      COLLATERAL      FINANCIAL COLLATERAL RECEIVED
                        ASSETS        POSITION       ASSETS [1]     RECEIVED [2]                  [4]                  NET AMOUNT
                    -------------  -------------  ---------------  --------------  --------------------------------  --------------
DESCRIPTION
 Other investments  $         852  $         692  $           250  $          (90) $                             99  $           61
                    -------------  -------------  ---------------  --------------  --------------------------------  --------------

                                   GROSS AMOUNTS                      ACCRUED
                                   OFFSET IN THE                    INTEREST AND
                    GROSS AMOUNTS   STATEMENT OF                        CASH
                    OF RECOGNIZED    FINANCIAL      DERIVATIVE       COLLATERAL
                     LIABILITIES      POSITION    LIABILITIES [3]    PLEDGED [3]   FINANCIAL COLLATERAL PLEDGED [4]    NET AMOUNT
                    -------------  -------------  ---------------  --------------  --------------------------------  --------------
DESCRIPTION
 Other liabilities  $      (1,255) $        (499) $          (653) $         (103) $                           (753) $           (3)
                    -------------  -------------  ---------------  --------------  --------------------------------  --------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

                            AS OF DECEMBER 31, 2014

                         (I)            (II)            (III) = (I) - (II)                       (IV)                (V)=(III)-(IV)
                    -------------  -------------  -------------------------------  --------------------------------  --------------
                                                                                   COLLATERAL DISALLOWED FOR OFFSET
                                                    NET AMOUNTS PRESENTED IN THE    IN THE STATEMENT OF FINANCIAL
                                                  STATEMENT OF FINANCIAL POSITION          POSITION
                                                  -------------------------------  --------------------------------
                                   GROSS AMOUNTS                      ACCRUED
                                   OFFSET IN THE                    INTEREST AND
                    GROSS AMOUNTS   STATEMENT OF                        CASH
                    OF RECOGNIZED    FINANCIAL       DERIVATIVE      COLLATERAL     FINANCIAL COLLATERAL RECEIVED
                        ASSETS       POSITION        ASSETS [1]     RECEIVED [2]              [4]                      NET AMOUNT
                    -------------  -------------  ---------------  --------------  --------------------------------  --------------
DESCRIPTION
 Other investments  $         959  $         801  $           339  $         (181) $                             83  $           75
                    -------------  -------------  ---------------  --------------  --------------------------------  --------------

                                   GROSS AMOUNTS                       ACCRUED
                                   OFFSET IN THE                    INTEREST AND
                    GROSS AMOUNTS   STATEMENT OF                       CASH
                    OF RECOGNIZED    FINANCIAL       DERIVATIVE      COLLATERAL
                     LIABILITIES     POSITION     LIABILITIES [3]    PLEDGED [3]   FINANCIAL COLLATERAL PLEDGED [4]    NET AMOUNT
                    -------------  -------------  ---------------  --------------  --------------------------------  --------------
DESCRIPTION
 Other liabilities  $      (1,345) $        (574) $          (722) $          (49) $                           (900) $          129
                    -------------  -------------  ---------------  --------------  --------------------------------  --------------

----------
[1]   INCLUDED IN OTHER INVESTMENTS IN THE COMPANY'S CONSOLIDATED BALANCE
      SHEETS.
[2] INCLUDED IN OTHER ASSETS IN THE COMPANY'S CONSOLIDATED BALANCE SHEETS AND IS LIMITED TO THE NET DERIVATIVE RECEIVABLE ASSOCIATED WITH EACH COUNTERPARTY.
[3] INCLUDED IN OTHER LIABILITIES IN THE COMPANY'S CONSOLIDATED BALANCE SHEETS AND IS LIMITED TO THE NET DERIVATIVE PAYABLE ASSOCIATED WITH EACH COUNTERPARTY.
[4]   EXCLUDES COLLATERAL ASSOCIATED WITH EXCHANGE-TRADED DERIVATIVES
      INSTRUMENTS.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current period earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                                         DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
--------------------------------------------------------------------------------------------------------------------------------
                                     GAIN (LOSS) RECOGNIZED IN OCI             NET REALIZED CAPITAL GAINS (LOSSES) RECOGNIZED IN
                                   ON DERIVATIVE (EFFECTIVE PORTION)              INCOME ON DERIVATIVE (INEFFECTIVE PORTION)
                            ------------------------------------------------   -------------------------------------------------
                                 2015             2014             2013             2015             2014             2013
                            --------------   --------------   --------------   --------------   ---------------   --------------

Interest rate swaps         $            3   $           34   $         (158)  $           --   $             2   $           (2)
Foreign currency swaps                  --              (10)              12               --                --               --
                            --------------   --------------   --------------   --------------   ---------------   --------------
TOTAL                       $            3   $           24   $         (146)  $           --   $             2   $           (2)
                            --------------   --------------   --------------   --------------   ---------------   --------------

                                         DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
--------------------------------------------------------------------------------------------------------------------------------
                                                              GAIN (LOSS) RECLASSIFIED FROM AOCI INTO INCOME (EFFECTIVE PORTION)
                                                              ------------------------------------------------------------------
                                                                      2015                   2014                   2013
                                                              --------------------   --------------------   --------------------
Interest rate swaps      Net realized capital gains (losses)  $                 (1)  $                 (1)  $                 70
Interest rate swaps      Net investment income (loss)                           33                     50                     57
Foreign currency swaps   Net realized capital gains (losses)                    (9)                   (13)                     4
                                                              --------------------   --------------------   --------------------
TOTAL                                                         $                 23   $                 36   $                131
                                                              --------------------   --------------------   --------------------

As of December 31, 2015, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $21. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to net investment income over the term of the investment cash flows.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

During the years ended December 31, 2015, 2014, and 2013, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as fair value hedges, the gain or loss on the derivatives as well as the offsetting loss or gain on the hedged items attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

                                          DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    GAIN (LOSS) RECOGNIZED IN INCOME [1]
                                         ------------------------------------------------------------------------------------------
                                                     2015                           2014                           2013
                                         ----------------------------   ----------------------------   ----------------------------
                                          DERIVATIVE     HEDGED ITEM     DERIVATIVE     HEDGED ITEM     DERIVATIVE     HEDGED ITEM
                                         ------------   -------------   ------------   -------------   ------------   -------------
Interest rate swaps
  Net realized capital gains (losses)    $         --   $          --   $         (2)  $           4   $         27   $         (24)
Foreign currency swaps
  Net realized capital gains (losses)              --              --             --              --              1              (1)
    Benefits, losses and loss
    adjustment expenses                            --              --             --              --             (2)              2
                                         ------------   -------------   ------------   -------------   ------------   -------------
TOTAL                                    $         --   $          --   $         (2)  $           4   $         26   $         (23)
                                         ------------   -------------   ------------   -------------   ------------   -------------

----------
[1] THE AMOUNTS PRESENTED DO NOT INCLUDE THE PERIODIC NET COUPON SETTLEMENTS OF THE DERIVATIVE OR THE COUPON INCOME (EXPENSE) RELATED TO THE HEDGED ITEM. THE NET OF THE AMOUNTS PRESENTED REPRESENTS THE INEFFECTIVE PORTION OF THE HEDGE.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses). The following table presents the gain or loss recognized in income on non-qualifying strategies:

                                        NON-QUALIFYING STRATEGIES
                   GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)
--------------------------------------------------------------------------------------------------------
                                                                          DECEMBER 31,
                                                        ------------------------------------------------
                                                             2015             2014             2013
                                                        --------------   --------------   --------------
INTEREST RATE CONTRACTS
   Interest rate swaps, caps, floors, and forwards      $           (7)  $           (6)  $           (5)
FOREIGN EXCHANGE CONTRACTS
   Foreign currency swaps and forwards                               5                4                4
   Fixed payout annuity hedge [1]                                  (21)            (148)            (268)
   Japanese fixed annuity hedging instruments [2]                   --               22             (207)
CREDIT CONTRACTS
   Credit derivatives that purchase credit protection                3               (6)             (20)
   Credit derivatives that assume credit risk                       (4)              10               46
EQUITY CONTRACTS
   Equity index swaps and options                                   19                7              (22)
COMMODITY CONTRACTS
   Commodity options                                                (5)              --               --
VARIABLE ANNUITY HEDGE PROGRAM
   GMWB product derivatives                                        (59)              (2)           1,306
   GMWB reinsurance contracts                                       17                4             (192)
   GMWB hedging instruments                                        (45)               3             (852)
   Macro hedge program                                             (46)             (11)            (234)
   International program hedging instruments                        --             (126)            (963)
OTHER
   GMAB, GMWB, and GMIB reinsurance contracts                       --              579            1,107
   Modified coinsurance reinsurance contracts                       46              395           (1,405)
   Derivatives formerly associated with Japan [3]                   --               (2)              --
                                                        --------------   --------------   --------------
TOTAL [4]                                               $          (97)  $          723   $       (1,705)
                                                        --------------   --------------   --------------

----------
[1] THE ASSOCIATED LIABILITY IS ADJUSTED FOR CHANGES IN SPOT RATES THROUGH REALIZED CAPITAL GAINS AND WAS $4, $116 AND $250 FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013, RESPECTIVELY, WHICH IS NOT PRESENTED IN THIS TABLE.
[2] THE ASSOCIATED LIABILITY IS ADJUSTED FOR CHANGES IN SPOT RATES THROUGH REALIZED CAPITAL GAINS AND LOSSES AND WAS $(51) AND $324 FOR THE YEARS ENDED DECEMBER 31, 2014, AND 2013, RESPECTIVELY.
[3] THESE AMOUNTS RELATE TO THE TERMINATION OF THE HEDGING PROGRAM ASSOCIATED WITH THE JAPAN VARIABLE ANNUITY PRODUCT DUE TO THE SALE OF HLIKK.
[4] EXCLUDES INVESTMENTS THAT CONTAIN AN EMBEDDED CREDIT DERIVATIVE FOR WHICH THE COMPANY HAS ELECTED THE FAIR VALUE OPTION. FOR FURTHER DISCUSSION, SEE THE FAIR VALUE OPTION SECTION IN NOTE 2 - FAIR VALUE MEASUREMENTS.

For the year ended December 31, 2015 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

    - The net loss related to the yen denominated fixed payout annuity hedge was primarily driven by a decline in long term interest rates and a depreciation of the Japanese yen in relation to the U.S. dollar.

    - The net gain related to equity derivatives was primarily driven by a total return swap used to hedge equity securities that increased due to a decline in Japanese equity markets since inception. An offsetting change in value was recorded on the equity securities since the Company has elected the fair value option in order to align the accounting with the derivative, resulting in changes in value on both the equity securities and the derivative recorded in net realized capital gains and losses. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.

    - The net loss related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by liability model assumption updates, and underperformance of the underlying actively managed funds compared to their respective indices.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

   - The net loss on the macro hedge program was primarily due to time decay on options.

   - The gain associated with modified coinsurance reinsurance contracts, which are accounted for as embedded derivatives and transfer to the reinsurer the investment experience related to the assets supporting the reinsured policies, was primarily driven by widening credit spreads and an increase in interest rates. The assets remain on the Company's books and the Company recorded an offsetting gain in AOCI as a result of the increase in market value of the bonds.

In addition, for the years ended December 31, 2015 and 2014, the Company recognized gains of $2 and $12, respectively, due to cash recovered on derivative receivables that were previously written-off related to the bankruptcy of Lehman Brothers Inc. The derivative receivables were the result of the contractual collateral threshold amounts and open collateral calls prior to the bankruptcy filing as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing. For the year ended December 31, 2013, there were no recognized gains due to derivative receivables that were previously written-off related to the bankruptcy of Lehman Brothers Inc.

For the year ended December 31, 2014 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

   - The net gain on the GMIB, GMAB, and GMWB reinsurance contracts was driven by the sale of HLIKK and concurrent recapture of the associated risks by HLIKK. For further discussion on the sale, see Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to the Consolidated Financial Statements.

   - The net gain on the coinsurance and modified coinsurance reinsurance contracts was primarily due to the termination of a certain reinsurance contract, which was with an affiliated captive reinsurer and was accounted for as an embedded derivative. For a discussion related to the reinsurance agreement and the termination, refer to Note 4 - Reinsurance, and Note 10 -Transactions with Affiliates of Notes to Consolidated Financial Statements.

   - The net losses related to the yen denominated fixed payout annuity hedge were driven by a decline is interest rates and a depreciation of the Japanese yen in relation to the U.S. dollar.

   - The net losses related to the international program hedging instruments was primarily driven by an improvement in global equity markets and declines in volatility levels and interest rates.

For the year ended December 31, 2013 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

   - The net loss associated with the international program hedging instruments was primarily driven by an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro.

   - The net gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by revaluing the liability for living benefits resulting from favorable policyholder behavior largely related to increased full surrenders and liability assumption updates for partial lapses and withdrawal rates.

   - The net gain associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to a depreciation of the Japanese yen and an improvement in equity markets.

   - The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net gain on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 10 - Transactions with Affiliates of Notes to Consolidated Financial Statements.

   - The net loss related to the fixed payout annuity hedge was primarily driven by a depreciation of the Japanese yen in relation to the U.S. dollar.

     The net loss on the macro hedge program was primarily due to an improvement in domestic equity markets, an increase in interest rates, and a decline in equity volatility.

For additional disclosures regarding contingent credit related features in derivative agreements refer to Note 9 - Commitments and Contingencies of Notes to Consolidated Financial Statements.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and CMBS issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2015 and 2014.

                            AS OF DECEMBER 31, 2015

                                                                               UNDERLYING REFERENCED
                                                                              CREDIT OBLIGATION(S) [1]
                                                                   WEIGHTED  --------------------------
                                                                    AVERAGE                     AVERAGE  OFFSETTING
CREDIT DERIVATIVE TYPE BY DERIVATIVE RISK    NOTIONAL      FAIR    YEARS TO                      CREDIT   NOTIONAL     OFFSETTING
EXPOSURE                                    AMOUNT [2]     VALUE   MATURITY        TYPE         RATING   AMOUNT [3]  FAIR VALUE [3]
-----------------------------------------  ------------  --------  --------  -----------------  -------  ----------  --------------
Single name credit default swaps
                                                                             Corporate Credit/
   Investment grade risk exposure          $        118  $     --   1 year      Foreign Gov.     BBB+    $      115  $           (1)
   Below investment grade risk
     exposure                                        43        (2)  2 years   Corporate Credit   CCC+            43               1
Basket credit default swaps [4]
   Investment grade risk exposure                 1,265         7   4 years   Corporate Credit   BBB+           345              (2)
   Below investment grade risk
     exposure                                        --        --             Corporate Credit                   --              --
   Investment grade risk exposure                   503       (14)  6 years     CMBS Credit      AAA-           141               1
   Below investment grade risk
     exposure                                        74       (13)  1 year      CMBS Credit      CCC             74              13
Embedded credit derivatives
   Investment grade risk exposure                   150       148   1 year    Corporate Credit    A+             --              --
                                           ------------  --------                                        ----------  --------------
TOTAL [5]                                  $      2,153  $    126                                        $      718  $           12
                                           ------------  --------                                        ----------  --------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

                            AS OF DECEMBER 31, 2014

                                                                               UNDERLYING REFERENCED
                                                                              CREDIT OBLIGATION(S) [1]
                                                                  WEIGHTED  -----------------------------   OFFSETTING
                                            NOTIONAL              AVERAGE                        AVERAGE     NOTIONAL    OFFSETTING
CREDIT DERIVATIVE TYPE BY DERIVATIVE RISK    AMOUNT      FAIR     YEARS TO                       CREDIT       AMOUNT        FAIR
EXPOSURE                                      [2]        VALUE    MATURITY        TYPE           RATING         [3]       VALUE [3]
-----------------------------------------  ----------  ---------  --------  -----------------  ----------  ------------  ----------
Single name credit default swaps
                                                                            Corporate Credit/
   Investment grade risk exposure          $      212  $       3   3 years    Foreign Gov.         A-      $        163  $       (3)
   Below investment grade risk
     exposure                                       4         --   1 year   Corporate Credit      CCC                 4          --
Basket credit default swaps [4]
   Investment grade risk exposure               1,240         14   4 years  Corporate Credit      BBB+              667          (6)
   Below investment grade risk
     exposure                                       9         (1)  5 years  Corporate Credit      BBB-               --          --
   Investment grade risk exposure                 344         (4)  5 years     CMBS Credit         AA               179           2
   Below investment grade risk
     exposure                                      75        (11)  2 years     CMBS Credit        CCC+               75          11
Embedded credit derivatives
   Investment grade risk exposure                 150        147   2 years  Corporate Credit       A                 --          --
                                           ----------  ---------                                           ------------  ----------
TOTAL [5]                                  $    2,034  $     148                                           $      1,088  $        4
                                           ----------  ---------                                           ------------  ----------

----------
[1] THE AVERAGE CREDIT RATINGS ARE BASED ON AVAILABILITY AND THE MIDPOINT OF THE APPLICABLE RATINGS AMONG MOODY'S, S&P, FITCH AND MORNINGSTAR. IF NO RATING IS AVAILABLE FROM A RATING AGENCY, THEN AN INTERNALLY DEVELOPED RATING IS USED.
[2] NOTIONAL AMOUNT IS EQUAL TO THE MAXIMUM POTENTIAL FUTURE LOSS AMOUNT. THESE DERIVATIVES ARE GOVERNED BY AGREEMENTS, CLEARING HOUSE RULES AND APPLICABLE LAW WHICH INCLUDE COLLATERAL POSTING REQUIREMENTS. THERE IS NO ADDITIONAL SPECIFIC COLLATERAL RELATED TO THESE CONTRACTS OR RECOURSE PROVISIONS INCLUDED IN THE CONTRACTS TO OFFSET LOSSES.
[3] THE COMPANY HAS ENTERED INTO OFFSETTING CREDIT DEFAULT SWAPS TO TERMINATE CERTAIN EXISTING CREDIT DEFAULT SWAPS, THEREBY OFFSETTING THE FUTURE CHANGES IN VALUE OF, OR LOSSES PAID RELATED TO, THE ORIGINAL SWAP.
[4] INCLUDES $1.8 BILLION AND $1.7 BILLION AS OF DECEMBER 31, 2015 AND 2014, RESPECTIVELY, OF NOTIONAL AMOUNT ON SWAPS OF STANDARD MARKET INDICES OF DIVERSIFIED PORTFOLIOS OF CORPORATE AND CMBS ISSUERS REFERENCED THROUGH CREDIT DEFAULT SWAPS. THESE SWAPS ARE SUBSEQUENTLY VALUED BASED UPON THE OBSERVABLE STANDARD MARKET INDEX.
[5] EXCLUDES INVESTMENTS THAT CONTAIN AN EMBEDDED CREDIT DERIVATIVE FOR WHICH THE COMPANY HAS ELECTED THE FAIR VALUE OPTION. FOR FURTHER DISCUSSION, SEE THE FAIR VALUE OPTION SECTION IN NOTE 2 - FAIR VALUE MEASUREMENTS.

DERIVATIVE COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2015 and 2014, the Company pledged cash collateral associated with derivative instruments with a fair value of $173 and $16, respectively, for which the collateral receivable has been primarily included within other assets on the Company's Consolidated Balance Sheets. As of December 31, 2015 and 2014, the Company also pledged securities collateral associated with derivative instruments with a fair value of $873 and $900, respectively, which have been included in fixed maturities on the Consolidated Balance Sheets. The counterparties have the right to sell or re-pledge these securities.

As of December 31, 2015 and 2014, the Company accepted cash collateral associated with derivative instruments of $341 and $33, respectively, which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amounts recorded in other liabilities. The Company also accepted securities collateral as of December 31, 2015 and 2014 with a fair value of $100 and $83, respectively, of which the Company has the ability to sell or repledge $100 and $83, respectively. As of December 31, 2015 and 2014, the Company had no repledged securities and did not sell any securities. In addition, as of December 31, 2015 and 2014, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company's Consolidated Balance Sheets.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4. REINSURANCE

The Company cedes insurance to affiliated and unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company's procedures include careful initial selection of its reinsurers, structuring agreements to provide collateral funds where necessary, and regularly monitoring the financial condition and ratings of its reinsurers. The Company has ceded reinsurance in connection with the sales of its Retirement Plans and Individual Life businesses in 2013 to MassMutual and Prudential, respectively.

Concurrent with the sale of HLIKK in 2014, HLIKK recaptured certain risks that had been reinsured to the Company and HLAI by terminating or modifying intercompany agreements. Upon closing, HLIKK became responsible for all liabilities of the recaptured business. HLAI has, however, continued to provide reinsurance for yen denominated fixed payout annuities approximating $619, as of December 31, 2015. For further discussion of this transaction, see Note 10 - Transactions with Affiliates of Notes to Consolidated Financial Statements.

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $1,094, $845, and $915 for the years ended December 31, 2015, 2014, and 2013, respectively. In addition, the Company has reinsured a portion of the risk associated with U.S. variable annuities and the associated GMDB and GMWB riders.

The Company also maintains a reinsurance agreement with HLA, whereby the Company cedes both group life and group accident and health risk. Under this treaty, the Company ceded group life premium of $64, $85, and $71 for the years ended December 31, 2015, 2014, and 2013, respectively. The Company ceded accident and health premiums to HLA of $129, $365, and $152 for the years ended December 31, 2015, 2014, and 2013, respectively.

Effective April 1, 2014, HLAI, terminated its modco and coinsurance with funds withheld reinsurance agreement with WRR. Under this transaction, the Company ceded $5 and $31 for the years ended December 31, 2014 and 2013, respectively. For further information regarding the WRR reinsurance agreement, see Note 10-Transactions with Affiliates of Notes to Consolidated Financial Statements.

REINSURANCE RECOVERABLES

Reinsurance recoverables include balances due from reinsurance companies and are presented net of an allowance for uncollectible reinsurance. Reinsurance recoverables include an estimate of the amount of gross losses and loss adjustment expense reserves that may be ceded under the terms of the reinsurance agreements, including incurred but not reported unpaid losses. The Company's estimate of losses and loss adjustment expense reserves ceded to reinsurers is based on assumptions that are consistent with those used in establishing the gross reserves for business ceded to the reinsurance contracts. The Company calculates its ceded reinsurance projection based on the terms of any applicable reinsurance agreements, including an estimate of how incurred but not reported losses will ultimately be ceded under reinsurance agreements. Accordingly, the Company's estimate of reinsurance recoverables is subject to similar risks and uncertainties as the estimate of the gross reserve for unpaid losses and loss adjustment expenses.

The Company's reinsurance recoverables are summarized as follows:

                                                                                         AS OF DECEMBER 31,
                                                                                  ---------------------------------
REINSURANCE RECOVERABLES                                                                2015              2014
-------------------------------------------------------------------------------   ---------------   ---------------
Future policy benefits and unpaid loss and loss adjustment expenses and other policyholder funds and benefits payable
    Sold businesses (MassMutual and Prudential)                                   $        18,993   $        18,606
    Other reinsurers                                                                        1,506             1,447
                                                                                  ---------------   ---------------
GROSS REINSURANCE RECOVERABLES                                                    $        20,499   $        20,053
                                                                                  ---------------   ---------------

As of December 31, 2015, the Company has reinsurance recoverables from MassMutual and Prudential of $8.6 billion and $10.4 billion, respectively. As of December 31, 2014, the Company has reinsurance recoverables from MassMutual and Prudential of $8.6 billion and $10.0 billion, respectively. The Company's obligations to its direct policyholders that have been reinsured to MassMutual and Prudential are secured by invested assets held in trust. Net of invested assets held in trust, as of December 31, 2015, the Company has $1.6 billion of reinsurance recoverables from Prudential representing approximately 20% of the Company's consolidated stockholder's equity. As of December 31, 2015, the Company has no other reinsurance-related concentrations of credit risk greater than 10% of the Company's consolidated stockholder's equity.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4. REINSURANCE (CONTINUED)

No allowance for uncollectible reinsurance is required as of December 31, 2015 and December 31, 2014. The allowance for uncollectible reinsurance reflects management's best estimate of reinsurance cessions that may be uncollectible in the future due to reinsurers' unwillingness or inability to pay. The Company analyzes recent developments in commutation activity between reinsurers and cedants, recent trends in arbitration and litigation outcomes in disputes between reinsurers and cedants and the overall credit quality of the Company's reinsurers. Based on this analysis, the Company may adjust the allowance for uncollectible reinsurance or charge off reinsurer balances that are determined to be uncollectible. Where its contracts permit, the Company secures future claim obligations with various forms of collateral, including irrevocable letters of credit, secured trusts, funds held accounts and group-wide offsets.

Due to the inherent uncertainties as to collection and the length of time before reinsurance recoverables become due, it is possible that future adjustments to the Company's reinsurance recoverables, net of the allowance, could be required, which could have a material adverse effect on the Company's consolidated results of operations or cash flows in a particular quarter or annual period.

INSURANCE REVENUES

The effect of reinsurance on earned premiums, fee income and other is as follows:

                                                                                        YEAR ENDED DECEMBER 31,
                                                                          ---------------------------------------------------
                                                                               2015              2014              2013
                                                                          ---------------   ---------------   ---------------
Gross earned premiums, fee income and other                               $         2,877   $         3,228   $         3,502
Reinsurance assumed                                                                   113                74                13
Reinsurance ceded                                                                  (1,801)           (2,060)           (1,869)
                                                                          ---------------   ---------------   ---------------
   NET EARNED PREMIUMS, FEE INCOME AND OTHER                              $         1,189   $         1,242   $         1,646
                                                                          ---------------   ---------------   ---------------

5. DEFERRED POLICY ACQUISITION COSTS

Changes in the DAC balance are as follows:

                                                                                    FOR THE YEARS ENDED DECEMBER 31,
                                                                          ---------------------------------------------------
                                                                               2015              2014              2013
                                                                          ---------------   ---------------   ---------------
BALANCE, BEGINNING OF PERIOD                                              $           521   $           689   $         3,072
Deferred costs                                                                          7                14                16
Amortization -- DAC                                                                   (82)             (110)             (124)
Amortization -- Unlock benefit (charge), pre-tax                                       13               (96)             (104)
Amortization -- DAC related to business dispositions [1] [2]                           --                --            (2,229)
Adjustments to unrealized gains and losses on securities AFS and other                 83                24                58
                                                                          ---------------   ---------------   ---------------
BALANCE, END OF PERIOD                                                    $           542   $           521   $           689
                                                                          ---------------   ---------------   ---------------

----------
[1] INCLUDES ACCELERATED AMORTIZATION OF $352 AND $2,374 RECOGNIZED UPON THE SALE OF THE RETIREMENT PLANS AND INDIVIDUAL LIFE BUSINESSES, RESPECTIVELY, IN 2013. FOR FURTHER INFORMATION, SEE NOTE 12 - DISCONTINUED OPERATIONS AND BUSINESS DISPOSITIONS OF NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
[2] INCLUDES PREVIOUSLY UNREALIZED GAINS ON SECURITIES AFS OF $148 AND $349 RECOGNIZED UPON THE SALE OF THE RETIREMENT PLANS AND INDIVIDUAL LIFE BUSINESSES, RESPECTIVELY, IN 2013.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

6. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Changes in the gross GMDB/GMWB and universal life secondary guarantee benefits are as follows:

                                                                                       UNIVERSAL
                                                                     GMDB/GMWB      LIFE SECONDARY
                                                                        [1]           GUARANTEES
                                                                  ---------------   ---------------
LIABILITY BALANCE AS OF JANUARY 1, 2015                           $           812   $         2,041
Incurred [2]                                                                  163               272
Paid                                                                         (112)               --
LIABILITY BALANCE AS OF DECEMBER 31, 2015                         $           863   $         2,313
                                                                  ---------------   ---------------
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY 1, 2015              $           480   $         2,041
Incurred [2]                                                                  132               272
Paid                                                                          (89)               --
                                                                  ---------------   ---------------
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER 31, 2015            $           523   $         2,313
                                                                  ---------------   ---------------

                                                                                       UNIVERSAL
                                                                     GMDB/GMWB      LIFE SECONDARY
                                                                        [1]           GUARANTEES
                                                                  ---------------   ---------------
LIABILITY BALANCE AS OF JANUARY 1, 2014                           $           849   $         1,802
Incurred [2]                                                                   73               239
Paid                                                                         (110)               --
                                                                  ---------------   ---------------
LIABILITY BALANCE AS OF DECEMBER 31, 2014                         $           812   $         2,041
                                                                  ---------------   ---------------
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY 1, 2014              $           533   $         1,802
Incurred [2]                                                                   32               239
Paid                                                                          (85)               --
                                                                  ---------------   ---------------
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER 31, 2014            $           480   $         2,041
                                                                  ---------------   ---------------

----------
[1] THESE LIABILITY BALANCES INCLUDE ALL GMDB BENEFITS, PLUS THE LIFE-CONTINGENT PORTION OF GMWB BENEFITS IN EXCESS OF THE RETURN OF THE GRB. GMWB BENEFITS UP TO THE RETURN OF THE GRB ARE EMBEDDED DERIVATIVES HELD AT FAIR VALUE AND ARE EXCLUDED FROM THESE BALANCES.
[2] INCLUDES THE PORTION OF ASSESSMENTS ESTABLISHED AS ADDITIONS TO RESERVES AS WELL AS CHANGES IN ESTIMATES AFFECTING THE RESERVES.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

6. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

The following table provides details concerning GMDB/GMWB exposure as of December 31, 2015:

                                                ACCOUNT VALUE BY GMDB/GMWB TYPE
------------------------------------------------------------------------------------------------------------------------------
                                                                                           RETAINED NET
                                                           ACCOUNT         NET AMOUNT         AMOUNT         WEIGHTED AVERAGE
                                                            VALUE           AT RISK           AT RISK        ATTAINED AGE OF
MAXIMUM ANNIVERSARY VALUE ("MAV") [1]                     ("AV") [8]      ("NAR") [9]      ("RNAR") [9]         ANNUITANT
------------------------------------------------------  --------------   --------------   ---------------   ------------------
   MAV only                                             $       14,540   $        2,743   $           477                   70
   With 5% rollup [2]                                            1,257              227                77                   71
   With Earnings Protection Benefit Rider ("EPB") [3]            3,697              490                77                   69
   With 5% rollup & EPB                                            487              107                23                   72
                                                        --------------   --------------   ---------------   ------------------
   Total MAV                                                    19,981            3,567               654
Asset Protection Benefit ("APB") [4]                            11,707              519               346                   69
Lifetime Income Benefit ("LIB") -- Death Benefit [5]               516                9                 9                   69
Reset [6] (5-7 years)                                            2,582               32                32                   70
Return of Premium ("ROP") [7] /Other                             9,459               71                64                   68
                                                        --------------   --------------   ---------------   ------------------
   SUBTOTAL VARIABLE ANNUITY WITH GMDB/GMWB [10]        $       44,245   $        4,198   $         1,105                   69
   Less: General Account Value with GMDB/GMWB                    3,822
                                                        --------------
   SUBTOTAL SEPARATE ACCOUNT LIABILITIES WITH GMDB              40,423
   Separate Account Liabilities without GMDB                    79,688
                                                        --------------
   TOTAL SEPARATE ACCOUNT LIABILITIES                   $      120,111
                                                        --------------

----------
[1] MAV GMDB IS THE GREATEST OF CURRENT AV, NET PREMIUMS PAID AND THE HIGHEST AV ON ANY ANNIVERSARY BEFORE AGE 80 YEARS (ADJUSTED FOR WITHDRAWALS).
[2] ROLLUP GMDB IS THE GREATEST OF THE MAV, CURRENT AV, NET PREMIUM PAID AND PREMIUMS (ADJUSTED FOR WITHDRAWALS) ACCUMULATED AT GENERALLY 5% SIMPLE INTEREST UP TO THE EARLIER OF AGE 80 YEARS OR 100% OF ADJUSTED PREMIUMS.
[3] EPB GMDB IS THE GREATEST OF THE MAV, CURRENT AV, OR CONTRACT VALUE PLUS A PERCENTAGE OF THE CONTRACT'S GROWTH. THE CONTRACT'S GROWTH IS AV LESS PREMIUMS NET OF WITHDRAWALS, SUBJECT TO A CAP OF 200% OF PREMIUMS NET WITHDRAWALS.
[4] APB GMDB IS THE GREATER OF CURRENT AV OR MAV, NOT TO EXCEED CURRENT AV PLUS 25% TIMES THE GREATER OF NET PREMIUMS AND MAV (EACH ADJUSTED FOR PREMIUMS IN THE PAST 12 MONTHS).
[5] LIB GMDB IS THE GREATEST OF CURRENT AV; NET PREMIUMS PAID; OR FOR CERTAIN CONTRACTS, A BENEFIT AMOUNT GENERALLY BASED ON MARKET PERFORMANCE THAT RATCHETS OVER TIME.
[6] RESET GMDB IS THE GREATEST OF CURRENT AV, NET PREMIUMS PAID AND THE MOST RECENT FIVE TO SEVEN YEAR ANNIVERSARY AV BEFORE AGE 80 YEARS (ADJUSTED FOR WITHDRAWALS).
[7]   ROP GMDB IS THE GREATER OF CURRENT AV AND NET PREMIUMS PAID.
[8] AV INCLUDES THE CONTRACT HOLDER'S INVESTMENT IN THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT.
[9] NAR IS DEFINED AS THE GUARANTEED BENEFIT IN EXCESS OF THE CURRENT AV. RNAR REPRESENTS NAR REDUCED FOR REINSURANCE. NAR AND RNAR ARE HIGHLY SENSITIVE TO EQUITY MARKET MOVEMENTS AND INCREASE WHEN EQUITY MARKETS DECLINE.
[10] SOME VARIABLE ANNUITY CONTRACTS WITH GMDB ALSO HAVE A LIFE-CONTINGENT GMWB THAT MAY PROVIDE FOR BENEFITS IN EXCESS OF THE RETURN OF THE GRB. SUCH CONTRACTS INCLUDED IN THIS AMOUNT HAVE $7.0 BILLION OF TOTAL ACCOUNT VALUE AND WEIGHTED AVERAGE ATTAINED AGE OF 71 YEARS. THERE IS NO NAR OR RETAINED NAR RELATED TO THESE CONTRACTS.

The account balances of contracts with guarantees were invested in variable separate accounts as follows:

ASSET TYPE                                                       DECEMBER 31, 2015   DECEMBER 31, 2014
--------------------------------------------------------------   -----------------   ------------------
Equity securities (including mutual funds)                       $          36,970   $           44,786
Cash and cash equivalents                                                    3,453                4,066
                                                                 -----------------   ------------------
TOTAL                                                            $          40,423   $           48,852
                                                                 -----------------   ------------------

As of December 31, 2015 and December 31, 2014, approximately 17% of the equity securities (including mutual funds), in the preceding table were funds invested in fixed income securities and approximately 83% were funds invested in equity securities.

For further information on guaranteed living benefits that are accounted for at fair value, such as GMWB, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

7. DEBT

COLLATERALIZED ADVANCES

The Company is a member of the Federal Home Loan Bank of Boston ("FHLBB"). Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. FHLBB membership requires the company to own member stock and advances require the purchase of activity stock. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The CTDOI will permit the Company to pledge up to $1.2 billion in qualifying assets to secure FHLBB advances for 2016. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI in order to exceed these limits. As of December 31, 2015, the Company had no advances outstanding under the FHLBB facility.


                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

8. INCOME TAXES

The provision (benefit) for income taxes consists of the following:

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                        --------------------------------------------------
                                                                             2015              2014              2013
                                                                        ---------------   ---------------   --------------
INCOME TAX EXPENSE (BENEFIT)
   Current - U.S. Federal                                               $            36   $          (339)  $         (208)
   Deferred - U.S. Federal                                                           (6)              523              257
                                                                        ---------------   ---------------   --------------
     TOTAL INCOME TAX EXPENSE                                           $            30   $           184   $           49
                                                                        ---------------   ---------------   --------------

Deferred tax assets and liabilities on the consolidated balance sheets represent the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets (liabilities) include the following:

                                                                                                 AS OF DECEMBER 31,
                                                                                          --------------------------------
                                                                                               2015              2014
                                                                                          ---------------   --------------
DEFERRED TAX ASSETS
   Tax basis deferred policy acquisition costs                                            $           119   $          124
   Unearned premium reserve and other underwriting related reserves                                     4               12
   Investment-related items                                                                           524            1,094
   Insurance product derivatives                                                                       90               44
   Net operating loss carryover                                                                     1,166            1,116
   Alternative minimum tax credit                                                                     232              246
   Foreign tax credit carryover                                                                       122               58
   Other                                                                                               16               --
                                                                                          ---------------   --------------
     TOTAL DEFERRED TAX ASSETS                                                                      2,273            2,694
                                                                                          ---------------   --------------
        NET DEFERRED TAX ASSETS                                                                     2,273            2,694
                                                                                          ---------------   --------------
DEFERRED TAX LIABILITIES
   Financial statement deferred policy acquisition costs and reserves                                (220)            (585)
   Net unrealized gain on investments                                                                (432)            (816)
   Employee benefits                                                                                  (40)             (39)
   Depreciable and amortizable assets                                                                  --               (1)
   Other                                                                                               --              (16)
                                                                                          ---------------   --------------
     TOTAL DEFERRED TAX LIABILITIES                                                                  (692)          (1,457)
                                                                                          ---------------   --------------
     NET DEFERRED TAX ASSET                                                               $         1,581   $        1,237
                                                                                          ---------------   --------------

The Company has a current income tax receivable of $276 and $231 as of December 31, 2015 and 2014, respectively.

If the Company were to follow a "separate entity" approach, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to equity rather than income. These benefits were $0, $0 and $0 for the years ended December 31, 2015, 2014 and 2013, respectively.

The Company believes it is more likely than not the deferred tax assets will be fully realized. Consequently no valuation allowance has been provided. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, altering the level of tax exempt securities held, making investments which have specific tax characteristics, and business considerations such as asset-liability matching.

NET OPERATING LOSS CARRYOVER

As of December 31, 2015 and December 31, 2014, the net deferred tax asset included the expected tax benefit attributable to net operating losses of $3,333 and $3,189, respectively. If unutilized, $3,331 of the losses expire from 2023-2033. Utilization of these loss carryovers is dependent upon the generation of sufficient future taxable income.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

8. INCOME TAXES (CONTINUED)

Most of the net operating loss carryover originated from the Company's U.S. annuity business, including from the hedging program. Given the continued runoff of the U.S. fixed and variable annuity business, the exposure to taxable losses is significantly lessened. Accordingly, given the expected future consolidated group earnings which includes earnings from non-life companies in the group, the Company believes sufficient taxable income will be generated in the future to utilize its net operating loss carryover. Although the Company believes there will be sufficient future taxable income to fully recover the remainder of the loss carryover, the Company's estimate of the likely realization may change over time.

ALTERNATIVE MINIMUM TAX CREDIT AND FOREIGN TAX CREDIT CARRYOVER

As of December 31, 2015 and December 31, 2014, the net deferred tax asset included the expected tax benefit attributable to alternative minimum tax credit carryover of $232 and $246 and foreign tax credit carryover of $122 and $58 respectively. The alternative minimum tax credits have no expiration date and the foreign tax credit carryover expire from 2019 to 2024. These credits are available to offset regular federal income taxes from future taxable income and although the Company believes there will be sufficient future regular federal consolidated group taxable income, there can be no certainty that future events will not affect the ability to utilize the credits. Additionally, the use of the foreign tax credits generally depends on the generation of sufficient taxable income to first utilize all of the U.S. net operating loss carryover. However, the Company has identified certain investments which allow for utilization of the foreign tax credits without first using the net operating loss carryover. Consequently, the Company believes it is more likely than not the foreign tax credit carryover will be fully realized. Accordingly, no valuation allowance has been provided on either the alternative minimum tax carryover or foreign tax credit carryover.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2011 were concluded in 2015, with no material impact on the consolidated financial condition or results of operations. The federal audit of the years 2012 and 2013 began in March 2015 and is expected to be completed in 2016.

Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of a tax sharing agreement. The Company's effective tax rate for the year ended December 31, 2015 reflects a $36 net reduction in the provision for income taxes from intercompany tax settlements.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

                                                                      FOR THE YEARS ENDED DECEMBER 31,
                                                             --------------------------------------------------
                                                                  2015              2014              2013
                                                             ---------------   ---------------   --------------
Tax provision at the U.S. federal statutory rate             $           186   $           301   $          196
Dividends received deduction ("DRD")                                    (152)             (109)            (135)
Foreign related investments                                               (3)               (8)              (7)
Other                                                                     (1)               --               (5)
                                                             ---------------   ---------------   --------------
  PROVISION FOR INCOME TAXES                                 $            30               184   $           49
                                                             ---------------   ---------------   --------------

The separate account DRD is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

9. COMMITMENTS AND CONTINGENCIES

CONTINGENCIES RELATING TO CORPORATE LITIGATION AND REGULATORY MATTERS

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated liability at the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business with respect to life, disability and accidental death and dismemberment insurance policies and with respect to annuity contracts. The Company accounts for such activity through the establishment of reserves for future policy benefits and unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. Such actions have alleged, for example, bad faith in the handling of insurance claims and improper sales practices in connection with the sale of insurance and investment products. Some of these actions also seek punitive damages. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

LEASE COMMITMENTS

The rent paid to Hartford Fire Insurance Company ("Hartford Fire") for operating leases was $9, $7 and $2 for the years ended December 31, 2015, 2014 and 2013, respectively. Future minimum lease commitments as of December 31, 2015 are immaterial.

UNFUNDED COMMITMENTS

As of December 31, 2015, the Company has outstanding commitments totaling $378, of which $299 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, $76 of the outstanding commitments are related to various funding obligations associated with private placement securities. The remaining outstanding commitments of $3 relate to mortgage loans the Company is expecting to fund in the first half of 2016.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2015 and 2014, the liability balance was $15. As of December 31, 2015 and 2014, $27 related to premium tax offsets was included in other assets.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

9. COMMITMENTS AND CONTINGENCIES (CONTINUED)

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings, as set by nationally recognized statistical agencies, of the individual legal entity that entered into the derivative agreement. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2015, was $870. Of this $870 the legal entities have posted collateral of $998 in the normal course of business. In addition, the Company has posted collateral of $34 associated with a customized GMWB derivative. Based on derivative market values as of December 31, 2015, a downgrade of one or two levels below the current financial strength ratings by either Moody's or S&P would not require additional assets to be posted as collateral. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we would post, if required, would be primarily in the form of U.S. Treasury bills, U.S. Treasury notes and government agency securities.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

10. TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire, Hartford Holdings Inc. ("HHI") and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased annuity contracts from the Company to fund structured settlement periodic payment obligations as part of claims settlements with The Hartford's property and casualty subsidiaries and self-insured entities. As of December 31, 2015 and 2014, the Company had $53 and $54, respectively, of reserves for claim annuities purchased by affiliated entities. For the years ended December 31, 2015, 2014 and 2013, the Company recorded earned premiums of $3, $3, and $8 for these intercompany claim annuities. Reserves for annuities issued by the Company to The Hartford's property and casualty subsidiaries to fund structured settlement payments where the claimant has not released The Hartford's property and casualty subsidiaries of their primary obligation totaled $746 and $776 as of December 31, 2015 and 2014, respectively.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Expenses are allocated to the Company using specific identification if available, or other applicable methods that would include a blend of revenue, expense and capital.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of the Company's products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2015 and 2014, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.

REINSURANCE ASSUMED FROM AFFILIATES

The Company and HLAI formerly reinsured certain fixed annuity products and variable annuity product GMDB, GMIB, GMWB and GMAB riders from HLIKK, a former Japanese affiliate that was sold on June 30, 2014 to ORIX Life Insurance Corporation. As of December 31, 2013, $2.6 billion of fixed annuity account value had been assumed by the Company and HLAI.

Concurrent with the sale of HLIKK in 2014, HLIKK recaptured certain risks that had been reinsured to the Company and HLAI by terminating or modifying intercompany agreements. This recapture resulted in the Company and HLAI transferring approximately $1.6 billion of assets supporting the recaptured reserves. The Company recognized a loss on this recapture of $213. Upon closing, HLIKK is responsible for all liabilities of the recaptured business.

HLAI continues to provide reinsurance for yen denominated fixed payout annuities approximating $619 and $763 as of December 31, 2015 and 2014, respectively.

REINSURANCE CEDED TO AFFILIATES

The Company also maintains a reinsurance agreement with HLA, whereby the Company cedes both group life and group accident and health risk. Under this treaty, the Company ceded group life premium of $64, $85, and $71 for the years ended December 31, 2015, 2014, and 2013, respectively. The Company ceded accident and health premiums to HLA of $129, 365, and $152 for the years ended December 31, 2015, 2014, and 2013, respectively.

Effective April 1, 2014, HLAI, terminated its modco and coinsurance with funds withheld reinsurance agreement with WRR, following receipt of approval from the CTDOI and Vermont Department of Financial Regulation. As a result, the Company reclassified $310 in aggregate reserves for annuity contracts from funds withheld within Other liabilities to Other policyholder funds and benefits payable. The Company recognized a gain of $213 in the year ended December 31, 2014 resulting from the termination of derivatives associated with the reinsurance transaction. On April 30, 2014, The Hartford dissolved WRR which resulted in WRR paying off a $655 surplus note and returning $367 in capital to The Hartford, all of which was contributed as capital to HLAI to support the recaptured risks.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

10. TRANSACTIONS WITH AFFILIATES (CONTINUED)

The impact of the modco and coinsurance with funds withheld reinsurance agreement with WRR on the Company's Consolidated Statements of Operations prior to termination in 2014 was as follows:

                                                                  FOR THE YEARS ENDED DECEMBER 31,
                                                              ----------------------------------------
                                                                     2014                  2013
                                                              -------------------   ------------------
Earned premiums                                               $                (5)  $              (31)
Net realized losses [1]                                                      (103)              (1,665)
                                                              -------------------   ------------------
   TOTAL REVENUES                                                            (108)              (1,696)
Benefits, losses and loss adjustment expenses                                  (1)                  (8)
Insurance operating costs and other expenses                                   (4)              (1,158)
                                                              -------------------   ------------------
   TOTAL EXPENSES                                                              (5)              (1,166)
LOSS BEFORE INCOME TAXES                                                     (103)                (530)
Income tax benefit                                                            (36)                (185)
                                                              -------------------   ------------------
   NET LOSS                                                   $               (67)  $             (345)
                                                              -------------------   ------------------

----------
[1] AMOUNTS REPRESENT THE CHANGE IN VALUATION OF THE DERIVATIVE ASSOCIATED WITH
    THIS TRANSACTION.

CHAMPLAIN LIFE REINSURANCE COMPANY

Effective November 1, 2007, HLAI entered into a modco and coinsurance with funds withheld agreement with Champlain Life Reinsurance Company ("Champlain Life"), an affiliate captive insurance company, to provide statutory surplus relief for certain life insurance policies. The agreement was accounted for as a financing transaction in accordance with U.S. GAAP. Simultaneous with the sale of the Individual Life business to Prudential, HLAI recaptured the business assumed by Champlain Life. As a result, on January 2, 2013, HLAI was relieved of its funds withheld obligation to Champlain Life of $691; HLAI paid a recapture fee of $347 to Champlain Life; and, HLAI recognized a pre-tax gain of $344 ($224 after-tax). HLAI simultaneously ceded the recaptured reserves to Prudential and recognized the gain on recapture as part of the reinsurance loss on disposition.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

11. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, predominately use interest rate and mortality assumptions prescribed by the NAIC for life benefit reserves, generally carry bonds at amortized cost and present reinsurance assets and liabilities net of reinsurance. For reporting purposes, statutory capital and surplus is referred to collectively as "statutory capital".

Statutory net income and statutory capital are as follows:

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------
                                                        2015              2014              2013
                                                   ---------------   ---------------   --------------
Combined statutory net income                      $           371   $           132   $        1,290
Statutory capital                                  $         4,939   $         5,564   $        5,005

Statutory accounting practices do not consolidate the net income (loss) of subsidiaries as performed under U.S. GAAP. The combined statutory net income above represents the total statutory net income of the Company, and its other insurance subsidiaries.

REGULATORY CAPITAL REQUIREMENTS

The Company's U.S. insurance companies' states of domicile impose risk-based capital ("RBC") requirements. The requirements provide a means of measuring the minimum amount of statutory capital appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC") to its authorized control level RBC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences ("Company Action Level") is two times the ACL RBC. The adequacy of a company's capital is determined by the ratio of a company's TAC to its Company Action Level, known as the "RBC ratio". The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. The RBC ratios for the Company and its principal life insurance operating subsidiaries were all in excess of 400% of their Company Action Levels as of December 31, 2015 and 2014. The reporting of RBC ratios is not intended for the purpose of ranking any company, or for use in connection with any marketing, advertising of promotional activities.

DIVIDENDS AND CAPITAL CONTRIBUTIONS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the CTDOI. The insurance holding company laws of the other jurisdictions in which the Company's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.

In 2015 the Company paid dividends of approximately $1.0 billion to its parent, based on the approval of the CTDOI.

The Company's subsidiaries are permitted to pay up to a maximum of approximately $415 in dividends without prior approval from the applicable insurance commissioner. On January 29, 2016, Hartford Life and Annuity paid an extraordinary dividend of $500 to the Company which was subsequently paid as an extraordinary dividend to HLI. As a result of this dividend, the Company has no ordinary dividend capacity remaining for the year.

The Company anticipates paying an additional $250 of extraordinary dividends to its parent during 2016, subject to regulatory approval.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

11. STATUTORY RESULTS (CONTINUED)

YEAR ENDED DECEMBER 31, 2014

On January 30, 2014, The Company received approval from the CTDOI for HLAI and HLIC to dividend approximately $800 of cash and invested assets to HLA and this dividend was paid on February 27, 2014. All of the issued and outstanding equity of the Company was then distributed from HLA to Hartford Life, Inc ("HLI"). On April 30, 2014, The Hartford contributed capital of approximately $1.0 billion to HLAI in connection with the dissolution of WRR. For further discussion of transactions with WRR, see Note 10 - Transactions with Affiliates. On July 8, 2014, The Hartford received approval from the CTDOI for HLAI to dividend approximately $500 to HLIC. This dividend was paid on July 15, 2014 and then distributed to HLI.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

12. DISCONTINUED OPERATIONS AND BUSINESS DISPOSITIONS

DISCONTINUED OPERATIONS

SALE OF HARTFORD LIFE INTERNATIONAL LIMITED ("HLIL")

On December 12, 2013, the Company completed the sale of all of the issued and outstanding equity of HLIL, an indirect wholly-owned subsidiary of the Company, in a cash transaction to Columbia Insurance Company, a Berkshire Hathaway company, for approximately $285. At closing, HLIL's sole asset was its subsidiary, Hartford Life Limited ("HLL"), a Dublin-based company that sold variable annuities in the U.K. from 2005 to 2009. The sale transaction resulted in an after-tax loss of $51 upon disposition in the year ended December 31, 2013. The operations of the Company's U.K. variable annuity business meet the criteria for reporting as discontinued operations.

The results of operations reflected as discontinued operations in the Consolidated Statements of Operations, consisting of amounts related to HLIL, is as follows:

                                                                                           FOR THE YEAR ENDED DECEMBER 31,
                                                                                           -------------------------------
                                                                                                        2013
                                                                                           -------------------------------
REVENUES
Earned Premiums                                                                            $                           (23)
Fee income and other                                                                                                    14
Net investment income
   Securities available-for-sale and other                                                                              (3)
   Equity securities, trading                                                                                          139
                                                                                           -------------------------------
Total net investment income                                                                                            136
Net realized capital gains (losses)                                                                                    (14)
                                                                                           -------------------------------
     TOTAL REVENUES                                                                                                    113
BENEFITS, LOSSES AND EXPENSES
Benefits, losses and loss adjustment expenses                                                                            2
Benefits, losses and loss adjustment expenses - returns credited on
   international variable annuity                                                                                      139
Amortization of DAC                                                                                                     --
Insurance operating costs and other expenses                                                                           (33)
                                                                                           -------------------------------
     TOTAL BENEFITS, LOSSES AND EXPENSES                                                                               108
     INCOME BEFORE INCOME TAXES                                                                                          5
Income tax benefit                                                                                                      (5)
                                                                                           -------------------------------
     INCOME FROM OPERATIONS OF DISCONTINUED OPERATIONS, NET OF TAX                                                      10
Net realized capital losses on disposal, net of tax                                                                    (51)
                                                                                           -------------------------------
     INCOME (LOSS) FROM DISCONTINUED OPERATIONS, NET OF TAX                                $                           (41)
                                                                                           -------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

12. DISCONTINUED OPERATIONS AND BUSINESS DISPOSITIONS (CONTINUED)

BUSINESS DISPOSITIONS

SALE OF RETIREMENT PLANS

On January 1, 2013, HLI completed the sale of its Retirement Plans business to MassMutual for a ceding commission of $355. The business sold included products and services to corporations pursuant to Section 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), and products and services to municipalities and not-for-profit organizations under Sections 457 and 403(b) of the Code, collectively referred to as government plans. The sale was structured as a reinsurance transaction and resulted in an after-tax gain of $45 for the year ended December 31, 2013. The Company recognized $565 in reinsurance loss on disposition including a reduction in goodwill of $87, offset by $634 in realized capital gains for a $69 impact to income, pre-tax.

Upon closing, the Company reinsured $9.2 billion of policyholder liabilities and $26.3 billion of separate account liabilities under an indemnity reinsurance arrangement. The reinsurance transaction does not extinguish the Company's primary liability on the insurance policies issued under the Retirement Plans business. The Company also transferred invested assets with a carrying value of $9.3 billion, net of the ceding commission, to MassMutual and recognized other non-cash decreases in assets totaling $100 relating to deferred acquisition costs, deferred income taxes, goodwill, and other assets associated with the disposition. The Company continued to sell retirement plans during the transition period which ended on June 30, 2014. MassMutual has assumed all expenses and risks for these sales through the reinsurance agreement.

SALE OF INDIVIDUAL LIFE

On January 2, 2013 HLI completed the sale of its Individual Life insurance business to Prudential for consideration of $615, consisting primarily of a ceding commission, of which $590 is attributable to the Company. The business sold included variable universal life, universal life, and term life insurance. The sale was structured as a reinsurance transaction and resulted in a loss on business disposition in 2013 consisting of a reinsurance loss partially offset by realized capital gains and a goodwill impairment loss of $61, pre-tax, in 2012.

Upon closing the Company recognized an additional reinsurance loss on disposition of $927, including a reduction in goodwill of $163 offset by realized capital gains of $927 for a $0 impact on income, pre-tax. In addition, the Company reinsured $8.3 billion of policyholder liabilities and $5.3 billion of separate account liabilities under indemnity reinsurance arrangements. The reinsurance transaction does not extinguish the Company's primary liability under the Individual Life business. The Company also transferred invested assets with a carrying value of $7.6 billion, exclusive of $1.4 billion assets supporting the modified coinsurance agreement, net of cash transferred in place of short-term investments, to Prudential and recognized other non-cash decreases in assets totaling $1.8 billion relating to deferred acquisition costs, deferred income taxes, goodwill and other assets, and other non-cash decreases in liabilities totaling $1.9 billion relating to other liabilities associated with the disposition. The Company continued to sell life insurance products and riders during the transition period which ended on June 30, 2014. Prudential has assumed all expenses and risk for these sales through the reinsurance agreement.

COMPOSITION OF INVESTED ASSETS TRANSFERRED

The following table summarizes invested assets transferred by the Company in 2013 in connection with the sale of the Retirement Plans and Individual Life businesses.

                                                                                   CARRYING VALUE
                                                                              AS OF DECEMBER 31, 2012
                                                                              ------------------------
Fixed maturities, at fair value (amortized cost of $13,596) [1]               $                 15,015
Equity securities, AFS, at fair value (cost of $27) [2]                                             28
Fixed maturities, at fair value using the FVO [3]                                                   16
Mortgage loans (net of allowances for loan losses of $1)                                         1,288
Policy loans, at outstanding balance                                                               542
                                                                              ------------------------
   TOTAL INVESTED ASSETS TRANSFERRED                                          $                 16,889
                                                                              ------------------------

----------
[1] INCLUDES $14.4 BILLION AND $657 OF SECURITIES IN LEVEL 2 AND 3 OF THE FAIR
    VALUE HIERARCHY, RESPECTIVELY.
[2] ALL EQUITY SECURITIES TRANSFERRED ARE INCLUDED IN LEVEL 2 OF THE FAIR VALUE
    HIERARCHY.
[3] ALL FVO SECURITIES TRANSFERRED ARE INCLUDED IN LEVEL 3 OF THE FAIR VALUE
    HIERARCHY.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

13. RESTRUCTURING AND OTHER COSTS

The Company has completed the restructuring activities initiated in 2011 and 2012. Termination benefits related to workforce reductions and lease and other contract terminations have been accrued through December 31, 2015. For related discussion of the Company's business disposition transactions, see Note 12 - Discontinued Operations and Business Dispositions of Notes to Consolidated Financial Statements.

The Company has completed substantially all of its restructuring activities related to consolidation of its real estate operations initiated in 2013 consistent with the Company's strategic business realignment.

Restructuring and other costs, pre-tax incurred by the Company in connection with these activities were as follows:

                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                        --------------------------------------------------
                                                             2015              2014              2013
                                                        ---------------   ---------------   --------------
Severance benefits and related costs                    $             1   $             8   $            7
Professional fees                                                    --                --               15
Asset impairment charges                                             --                 9                5
                                                        ---------------   ---------------   --------------
TOTAL RESTRUCTURING AND OTHER COSTS                     $             1   $            17   $           27
                                                        ---------------   ---------------   --------------

The tables below provide roll-forwards for accrued restructuring and other costs included in other liabilities in the Consolidated Balance Sheets.

                                                                   FOR THE YEAR ENDED DECEMBER 31, 2015
                                        ------------------------------------------------------------------------------------------
                                                                                                                      TOTAL
                                          SEVERANCE BENEFITS                              ASSET IMPAIRMENT      RESTRUCTURING AND
                                           AND RELATED COSTS       PROFESSIONAL FEES           CHARGES             OTHER COSTS
                                        -----------------------    ------------------    -------------------   -------------------
BALANCE, BEGINNING OF PERIOD            $                     4    $               --    $                --   $                 4
Accruals/provisions                                           1                    --                     --                     1
Payments/write-offs                                          (5)                   --                     --                    (5)
                                        -----------------------    ------------------    -------------------   -------------------
BALANCE, END OF PERIOD                  $                    --    $               --    $                --   $                --
                                        -----------------------    ------------------    -------------------   -------------------

                                                                   FOR THE YEAR ENDED DECEMBER 31, 2014
                                        ------------------------------------------------------------------------------------------
                                                                                                                      TOTAL
                                          SEVERANCE BENEFITS                              ASSET IMPAIRMENT      RESTRUCTURING AND
                                           AND RELATED COSTS       PROFESSIONAL FEES           CHARGES             OTHER COSTS
                                        -----------------------    ------------------    -------------------   -------------------
BALANCE, BEGINNING OF PERIOD            $                     1    $               --    $                --   $                 1
Accruals/provisions                                           8                    --                      9                    17
Payments/write-offs                                          (5)                   --                     (9)                  (14)
                                        -----------------------    ------------------    -------------------   -------------------
BALANCE, END OF PERIOD                  $                     4    $               --    $                --   $                 4
                                        -----------------------    ------------------    -------------------   -------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

14. CHANGES IN AND RECLASSIFICATIONS FROM ACCUMULATED OTHER COMPREHENSIVE INCOME

Changes in AOCI, net of tax, by component consist of the following:

For the year ended December 31, 2015

                                                                                   CHANGES IN
                                                      --------------------------------------------------------------------
                                                                          NET GAIN ON         FOREIGN
                                                      NET UNREALIZED       CASH FLOW         CURRENCY
                                                          GAIN ON           HEDGING         TRANSLATION         AOCI,
                                                        SECURITIES        INSTRUMENTS       ADJUSTMENTS       NET OF TAX
                                                      ---------------   ---------------   ---------------   --------------
Beginning balance                                     $         1,154   $            70   $            (3)  $        1,221
   OCI before reclassifications                                  (633)                2                --             (631)
   Amounts reclassified from AOCI                                  18               (15)               --                3
                                                      ---------------   ---------------   ---------------   --------------
     OCI, net of tax                                             (615)              (13)               --             (628)
                                                      ---------------   ---------------   ---------------   --------------
ENDING BALANCE                                        $           539   $            57   $            (3)  $          593
                                                      ---------------   ---------------   ---------------   --------------

For the year ended December 31, 2014

                                                                                   CHANGES IN
                                                      --------------------------------------------------------------------
                                                                          NET GAIN ON         FOREIGN
                                                      NET UNREALIZED       CASH FLOW         CURRENCY
                                                          GAIN ON           HEDGING         TRANSLATION         AOCI,
                                                        SECURITIES        INSTRUMENTS       ADJUSTMENTS       NET OF TAX
                                                      ---------------   ---------------   ---------------   --------------
Beginning balance                                     $           495   $            79   $            --   $          574
   OCI before reclassifications                                   660                14                (3)             671
   Amounts reclassified from AOCI                                  (1)              (23)               --              (24)
                                                      ---------------   ---------------   ---------------   --------------
     OCI, net of tax                                              659                (9)               (3)             647
                                                      ---------------   ---------------   ---------------   --------------
ENDING BALANCE                                        $         1,154   $            70   $            (3)  $        1,221
                                                      ---------------   ---------------   ---------------   --------------

For the year ended December 31, 2013

                                                                                   CHANGES IN
                                                      --------------------------------------------------------------------
                                                                          NET GAIN ON         FOREIGN
                                                      NET UNREALIZED       CASH FLOW         CURRENCY
                                                          GAIN ON           HEDGING         TRANSLATION         AOCI,
                                                        SECURITIES        INSTRUMENTS       ADJUSTMENTS       NET OF TAX
                                                      ---------------   ---------------   ---------------   --------------
Beginning balance                                     $         1,752   $           258   $           (23)  $        1,987
   OCI before reclassifications                                  (352)              (94)               23             (423)
   Amounts reclassified from AOCI                                (905)              (85)               --             (990)
                                                      ---------------   ---------------   ---------------   --------------
     OCI, net of tax                                           (1,257)             (179)               23           (1,413)
                                                      ---------------   ---------------   ---------------   --------------
ENDING BALANCE                                        $           495   $            79   $            --   $          574
                                                      ---------------   ---------------   ---------------   --------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

14. CHANGES IN AND RECLASSIFICATIONS FROM ACCUMULATED OTHER COMPREHENSIVE INCOME (CONTINUED)

Reclassifications from AOCI consist of the following:

                                                       AMOUNT RECLASSIFIED FROM AOCI
                                             ------------------------------------------------
                                              FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                                  ENDED            ENDED            ENDED
                                              DECEMBER 31,     DECEMBER 31,     DECEMBER 31,        AFFECTED LINE ITEM IN THE
AOCI                                              2015             2014             2013       CONSOLIDATED STATEMENT OF OPERATIONS
-------------------------------------------  --------------   --------------   --------------  ------------------------------------
NET UNREALIZED GAIN ON SECURITIES
Available-for-sale securities [1]            $          (27)  $            1   $        1,392  Net realized capital gains (losses)
                                             --------------   --------------   --------------
                                                        (27)               1            1,392  TOTAL BEFORE TAX
                                                         (9)              --              487  Income tax expense
                                             --------------   --------------   --------------
                                             $          (18)  $            1   $          905  NET INCOME
                                             --------------   --------------   --------------
NET GAINS ON CASH-FLOW HEDGING INSTRUMENTS
Interest rate swaps [2]                      $           (1)  $           (1)  $           70  Net realized capital gains (losses)
Interest rate swaps                                      33               50               57  Net investment income
Foreign currency swaps                                   (9)             (13)               4  Net realized capital gains (losses)
                                             --------------   --------------   --------------
                                                         23               36              131  TOTAL BEFORE TAX
                                                          8               13               46  Income tax expense
                                             --------------   --------------   --------------
                                             $           15   $           23   $           85  NET INCOME
                                             --------------   --------------   --------------
TOTAL AMOUNTS RECLASSIFIED FROM AOCI         $           (3)  $           24   $          990  NET INCOME
                                             --------------   --------------   --------------

----------
[1] THE DECEMBER 31, 2013 AMOUNTS INCLUDES $1.5 BILLION OF NET UNREALIZED GAINS ON SECURITIES RELATING TO THE SALES OF THE RETIREMENT PLANS AND INDIVIDUAL LIFE BUSINESSES.
[2] THE DECEMBER 31, 2013 AMOUNTS INCLUDES $71 OF NET GAINS ON CASH FLOW HEDGING INSTRUMENTS RELATING TO THE SALES OF THE RETIREMENT PLANS AND INDIVIDUAL LIFE BUSINESSES.

15. QUARTERLY RESULTS (UNAUDITED)

                                                                                 THREE MONTHS ENDED
                                              ----------------------------------------------------------------------------------
                                                    MARCH 31,            JUNE 30,          SEPTEMBER 30,        DECEMBER 31,
                                              -------------------  -------------------  -------------------  -------------------
                                                2015      2014       2015      2014       2015      2014       2015      2014
                                              --------  ---------  --------  ---------  --------  ---------  --------  ---------
Total revenues                                $    668  $     495  $    702  $   1,396  $    630  $     789  $    499  $     682
Total benefits, losses and expenses                483        451       461        826       500        699       525        525
Net income                                         145         57       230        399       118         91         7        130
Less: Net income (loss) attributable to the
   noncontrolling interest                          --          1        --         (1)        1          3        (1)        (2)
Net income attributable to Hartford Life
   Insurance Company                          $    145  $      56  $    230  $     400  $    117  $      88  $      8  $     132
                                              --------  ---------  --------  ---------  --------  ---------  --------  ---------

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)    (1)    All 2015 financial statements are included in Part A and Part B of the Registration Statement.
       (2)    Hartford Life Insurance Company Separate Account Eleven 2014
              financial statements.(1)
(b)    (1)    (a) Resolution of the board of directors of Hartford authorizing the establishment of the Separate Account. (2)
              (b) Resolution of the board of directors of Hartford authorizing the re-designation of the Separate Account. (2)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter Agreement. (3)
              (b) Form of Sales Agreement. (3)
       (4)    Form of Group Variable Annuity Contract. (2)
       (5)    Form of the Application. (2)
       (6)    (a) Articles of Incorporation of Hartford. (2)
              (b) Amended and Restated Bylaws of Hartford. (4)
       (7)    Reinsurance Agreement (3)
       (8)    Fund Participation Agreements and Amendments (5)
              (a) The Dreyfus Corporation (5)
              (b) Fidelity Distributors Corporation (5)
              (c) Franklin Templeton Distributors, Inc. (5)
              (d) Hartford Securities Distribution Company, Inc. (5)
                  (i) Amendment Nos. 1 and 2.
              (e) Invesco -- distributed by A I M Distributors, Inc (5)
              (f) Janus Distributors, Inc. (6)
              (g) MFS Distributors, Inc. (5)
              (h) Putnam Mutual Funds Corp. (5)
              (i) American Century Investment Services, Inc. (6)
              (j) Calvert Asset Management Company, Inc. (6)
              (k) DWS Scudder Distributors, Inc. (6)
              (l) HIMCO Distribution Services Company (6)
       (9)    Opinion and Consent of Lisa Proch, Vice President, Assistant
              General Counsel & Chief Compliance Officer.
       (10)   (a) Consent of Deloitte & Touche LLP.
              (b) Consent of Deloitte & Touche LLP.
              (c) Consent of KPMG LLP.
       (11)   Not applicable.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement File No. 333-145655, filed on April 28, 2015.

(2) Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-145655, filed on August 10, 2010.

(3) Incorporated by reference to Post-Effective Amendment No. 28, to the Registration Statement File No. 33-59541, filed on April 22, 2013.

(4) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-176150, filed on April 25, 2014.

(5) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-145655, filed on April 23, 2012.

(6) Incorporated by reference to Post-Effective Amendment No. 11, to the Registration Statement File No. 333-145655, filed on April 28, 2015.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------------------
Thomas E. Bartell                    Vice President
Ellen T. Below                       Vice President
John B. Brady                        Actuary, Vice President
Kathleen M. Bromage                  Senior Vice President
Michael R. Chesman                   Senior Vice President, Director of Taxes
Robert A. Cornell                    Actuary, Vice President
George Eknaian                       Chief Actuary, Senior Vice President
Csaba Gabor                          Chief Compliance Officer of Separate Accounts
John W. Gallant                      Vice President
Michael R. Hazel                     Vice President, Controller
Donna R. Jarvis                      Actuary, Vice President
Brion S. Johnson                     President, Chairman of the Board, Director*
Aidan Kidney                         Vice President
Diane Krajewski                      Vice President
David R. Kryzanski                   Vice President
Lisa S. Levin                        Corporate Secretary
Vernon Meyer (1)                     Senior Vice President
Craig D. Morrow                      Appointed Actuary, Vice President
Robert W. Paiano                     Treasurer, Senior Vice President, Director*
Matthew J. Poznar                    Senior Vice President, Director*
Lisa M. Proch                        Chief Compliance Officer of Talcott Resolution, Vice President, Assistant General Counsel
David G. Robinson                    Executive Vice President, General Counsel
Peter F. Sannizzaro                  Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Robert R. Siracusa                   Vice President

----------

Unless otherwise indicated, the principal business address of each of the above individuals is One Hartford Plaza, Hartford, CT 06155.

*   Denotes Board of Directors.

(1) Address: 100 Matsonford Road, Radnor, PA 19087

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement File No. 333-72042, filed on April 29, 2016.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 29, 2016, there were 2,156 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by-laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or
     Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by-laws. For purposes of the by-laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) MMLD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

    (b) Officers and Member Representatives of MML Distributors, LLC

                                             POSITIONS AND OFFICES                 PRINCIPAL BUSINESS
NAME                                            WITH UNDERWRITER                        ADDRESS
-----------------------------------------------------------------------------------------------------------
Stephen Alibozek                     Entity Contracting Officer                            *
Cindy Belmore                        Chief Compliance Officer                              **
Edward K. Duch III                   Assistant Secretary                                   *
Bruce C. Frisbie                     Assistant Treasurer                                   *
Brian Haendiges                      Vice President                                        **
H. Bradford Hoffman                  Chief Risk Officer                                    *
Kevin LaComb                         Assistant Treasurer                                   *
Mario Morton                         Registration Manager                                  *
Todd Picken                          Assistant Treasurer                                   *
Robert S. Rosenthal                  Chief Legal Officer                                   *
                                     Vice President
                                     Secretary
Carolyn Salwen                       Chief Financial Officer                               **
                                     Treasurer
Elaine Sarsynski                     Chief Executive Officer                               **
                                     President
William Silvanic                     Vice President                                        **
Barbara Upton                        Assistant Vice President                              **
                                     Continuing Education Officer
Donna Watson                         Assistant Treasurer                                   **
Eric Wietsma                         Vice President                                        **

------------

*   1295 State Street, Springfield, MA 01111-0001

**  100 Bright Meadow Blvd., Enfield, CT 06082
ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Massachusetts Mutual Life Insurance Company, as administrator at 1295 State Street, Springfield, MA 01111.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this registration statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Enfield, and State of Connecticut on this 29th day of April, 2016.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT ELEVEN
(Registrant)

By:    Brion S. Johnson                     *By:   /s/ Sadie R. Gordon
       -----------------------------------         -----------------------------------
       Brion S. Johnson                            Sadie R. Gordon
       President and Chairman of the               Attorney-In-Fact
       Board*


HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    Brion S. Johnson
       -----------------------------------
       Brion S. Johnson
       President and Chairman of the
       Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Brion S. Johnson, President, Chairman of the
 Board, Director*
Matthew J. Poznar, Senior Vice President, Director*                *By:   /s/ Sadie R. Gordon
                                                                          -----------------------------------
Robert W. Paiano, Senior Vice President, Treasurer, Director*             Sadie R. Gordon
Peter F. Sannizzaro, Chief Accounting Officer,                            Attorney-in-Fact
 Chief Financial Officer, Senior Vice President*                   Date:  April 29, 2016

333-145655

                                 EXHIBIT INDEX

(8)      (d) (i) Hartford Securities Distribution Company, Inc., Amendment Nos. 1 and 2.
(9)      Opinion and Consent of Lisa Proch, Vice President, Assistant General Counsel & Chief Compliance Officer.
(10)     (a) Consent of Deloitte & Touche LLP.
         (b) Consent of Deloitte & Touche LLP.
         (c) Consent of KPMG LLP.
(99)     Copy of Power of Attorney.